UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

Item 1: Report(s) to Shareholders.

Annual Report  |  August 31, 2018
Schwab International Equity ETFs

Schwab International Equity ETF™	SCHF
Schwab International Small-Cap Equity ETF™	SCHC
Schwab Emerging Markets Equity ETF™	SCHE

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended August 31, 2018
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	4.21%
NAV Return[1]	4.70%
FTSE Developed ex US Index (Net)*	4.70%
ETF Category: Morningstar Foreign Large Blend[2]	3.10%
Performance Details	pages 7-9

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	5.26%
NAV Return[1]	5.93%
FTSE Developed Small Cap ex US Liquid Index (Net)*	5.63%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	4.14%
Performance Details	pages 10-12

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	-1.94%
NAV Return[1]	-1.79%
FTSE Emerging Index (Net)*	-1.66%
ETF Category: Morningstar Diversified Emerging Markets[2]	-2.79%
Performance Details	pages 13-15
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
*	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
From the CEO

Marie Chandoha
CEO of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
Every so often, it can be a good idea to hit the pause button and reflect on what’s going well. The U.S. economy is one place to start: earlier this year, the current expansion became the second-longest on record. This strong performance has pushed unemployment to the lowest levels in decades, boosted the prospects of American businesses, and driven up the value of many investors’ portfolios.
Now comes the question of whether this prolonged strength could turn into too much of a good thing. Much attention of late has been focused on whether the current economic expansion is on a path to overheating, and rising inflation figures have added to those concerns. While inflation and rate hikes can sometimes end a bull run, there’s reason to believe that when inflation is rising, the risk of overreacting is often underestimated.
Charles Schwab Investment Management recently studied inflation data going back to 1982, and our findings may surprise you.1 Over the years, there has been no shortage of advice about the types of assets investors should add to protect their portfolios against rising inflation. But what we found is that no single asset class provides inflation protection on a consistent basis. In some cases, assets added to help protect against inflation actually introduced additional risk into an investor’s portfolio. Further, the common belief that fixed income and equities both consistently perform poorly in times of higher inflation turned out to be untrue. In the end, our study concluded that a thoughtful, well-diversified portfolio is the most effective approach for combatting inflation.
Of course no one knows for certain what the U.S. or global economy will bring over the coming years. But we believe investors who are able to stay diversified and keep their investing costs down will be better positioned to weather any near-term bumps and achieve their long-term financial goals. And a portfolio you can feel confident in, no matter what the market does, is a great thing to have.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ But we believe investors who are able to stay diversified and keep their investing costs down will be better positioned to weather any near-term bumps and achieve their long-term financial goals.”
Past performance cannot guarantee future results.
Diversification cannot ensure a profit or eliminate the risk of investment losses.
Management views may have changed since the report date.
[1]	Gilliam, Jake, et al. Inflation Protection: The Benefits of a Diversified Asset-Class Approach. Charles Schwab Investment Management, 2018.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
The Investment Environment

Over the 12-month reporting period ended August 31, 2018, international equity markets were mixed as economic momentum slowed, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. Following a long period of generally accommodative monetary policies, monetary tightening was imposed in several key economies. Meanwhile, the U.S. dollar strengthened against a basket of foreign currencies as the U.S. economy picked up steam, adding to headwinds faced by emerging markets. In this environment, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 4.39%, while the MSCI Emerging Markets Index (Net)* returned -0.68%. In comparison, in the U.S., the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 19.66% for the reporting period.
During the 12-month reporting period, monetary policy measures for the most part remained generally accommodative. However, central banks in several developed international countries took tightening steps in anticipation of rising inflation amid elevated oil prices, expectations of increasing agricultural prices, and higher U.S. gross domestic product (GDP) growth. In July, the European Central Bank indicated that it would likely keep interest rates steady through next summer, but confirmed its plans to phase out its monthly asset purchase program by year-end. Also in July, the Bank of Japan announced that it would maintain a slightly negative short-term interest rate target and hold steady the size of its asset purchases. In August, despite ongoing uncertainties over the economy’s wider direction, the Bank of England raised its key official bank rate from 0.50% to 0.75%, following a quarter-point increase in November 2017. Central banks in key emerging market economies—including Argentina, India, Indonesia, Mexico, and Turkey—raised their policy rates in response to inflation and exchange-rate pressures.
Asset Class Performance Comparison % returns during the 12 months ended August 31, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
The Investment Environment (continued)

Globally, economic growth was uneven over the 12-month reporting period. Despite escalated trade tensions, the U.S. maintained its steady expansion, buoyed by tax reform, strong earnings, and still-accommodative financial conditions. Meanwhile, conditions softened in other regions. In Europe, economic growth slowed, subdued by higher inflation and tepid wage growth that constrained consumer spending. In the first two quarters of 2018, the eurozone economy expanded by 0.4%, down from 0.7% in the last two quarters of 2017. The United Kingdom’s economy continued its gradual albeit modest expansion. Meanwhile, Japan’s economy contracted slightly in the first quarter of 2018, for the first time since late 2015, but regained its modest upward trajectory by the end of the reporting period. Emerging markets were mixed. Several Asian economies, including China and India, showed some slowing but continued their upward path of economic expansion; others slowed more considerably. Brazil’s economy showed a slight increase in the second quarter of 2018, driven by public spending and household consumption, but GDP growth was hampered by nationwide trucker strikes in May and June, which led to its biggest decline in exports since 2014. Turkey’s economy stagnated over the period, a result of faulty monetary policy holding down interest rates amid soaring inflation, among other problems, leading to talk of possible recession. Largely reflecting supply shortfalls, global oil prices rose, from $47 per barrel to a high of $74 in early July before closing the reporting period at $70, lifting inflation in advanced and emerging market economies alike.
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Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He joined CSIM in 2008 and became a Portfolio Manager in 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF as of August 31, 2018

The Schwab International Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index (the index). The index is comprised of large and mid capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. International stocks had modest returns over the 12-month reporting period amid slowing economic growth and escalating trade tensions. Inflation climbed though remained relatively subdued, while oil prices rose to levels not seen in years. Several central banks, including the Bank of England, took measured steps toward more normalized short-term interest rates, while others, including the Bank of Japan and the European Central Bank, left monetary policy unchanged for the time being. Meanwhile, many international currencies depreciated against the U.S. dollar, generally reducing returns on overseas investments in U.S. dollar terms. Within the index, stocks from Israel were the top performers, while stocks from Spain lagged by comparison.
Performance. During the 12-month reporting period ended August 31, 2018, the fund generally tracked the index. The fund’s market price return was 4.21% and its NAV return was 4.70%. The index returned 4.70%1 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Japanese stocks were the largest contributors to the total return of the fund. Stocks from Japan represented an average weight of approximately 22% of the fund’s investments and returned approximately 9% in U.S. dollar terms. One example from this market is electronics and entertainment company Sony Corporation. The fund’s holdings of Sony Corporation returned approximately 46% in U.S. dollar terms. Stocks from the United Kingdom also meaningfully contributed to the total return of the fund, representing an average weight of approximately 16% of the fund’s investments and returning approximately 5% in U.S. dollar terms.
Stocks from Spain were the largest detractors from the total return of the fund. Spanish stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately -9% in U.S. dollar terms. One example from this market is retail and commercial bank Banco Santander S.A. The fund’s holdings of Banco Santander S.A. returned approximately -20% in U.S. dollar terms. Stocks from Italy also detracted from the total return on the fund, representing an average weight of approximately 2% of the fund’s investments and returning approximately -6% in U.S. dollar terms.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (November 3, 2009 – August 31, 2018)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	4.21%	5.81%	5.81%
NAV Return[2]	4.70%	5.82%	5.82%
FTSE Developed ex US Index (Net)[3]	4.70%	5.77%	5.84%
ETF Category: Morningstar Foreign Large Blend[4]	3.10%	5.34%	N/A
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	1,404
Weighted Average Market Cap (millions)	$58,621
Price/Earnings Ratio (P/E)	13.8
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	5% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Small-Cap Equity ETF as of August 31, 2018

The Schwab International Small-Cap Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index (the index). The index is comprised of small capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. International stocks had modest returns over the 12-month reporting period amid slowing economic growth and escalating trade tensions. Inflation climbed though remained relatively subdued, while oil prices rose to levels not seen in years. Several central banks, including the Bank of England, took measured steps toward more normalized short-term interest rates, while others, including the Bank of Japan and the European Central Bank, left monetary policy unchanged for the time being. Meanwhile, many international currencies depreciated against the U.S. dollar, generally reducing returns on overseas investments in U.S. dollar terms. Within the index, stocks from Denmark were the top performers, while stocks from France lagged by comparison.
Performance. During the 12-month reporting period ended August 31, 2018, the fund generally tracked the index. The fund’s market price return was 5.26% and its NAV return was 5.93%. The index returned 5.63%1 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Stocks from the United Kingdom were the largest contributors to the returns of both the index and the fund. United Kingdom stocks represented an average weight of approximately 15% of the fund’s investments and returned approximately 10% in U.S. dollar terms. One example from this market is Ocado Group plc, an online grocery retailer. Over the reporting period, the fund’s holdings of Ocado Group plc had a triple-digit return of approximately 249% in U.S. dollar terms. Stocks from Japan also positively contributed to the fund’s performance, representing an average weight of approximately 20% of the fund’s investments and returning approximately 7% in U.S. dollar terms.
Stocks from France were the largest detractors from the returns of both the index and the fund. French stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately -9% in U.S. dollar terms. One example from this market is Altran Technologies SA, a company engaged in advanced engineering consulting and innovation consultancy. The fund’s holdings of Altran Technologies SA returned approximately -27% in U.S. dollar terms. Stocks from Hong Kong also detracted from the performance of the fund. Hong Kong stocks represented an average weight of approximately 2% of the fund’s investments and returned approximately -3% in U.S. dollar terms.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (January 14, 2010 – August 31, 2018)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	5.26%	7.12%	6.87%
NAV Return[2]	5.93%	7.28%	6.90%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	5.63%	7.29%	6.96%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	4.14%	7.63%	N/A
Fund Expense Ratio[5]: 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	2,113
Weighted Average Market Cap (millions)	$2,506
Price/Earnings Ratio (P/E)	15.6
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	16% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF as of August 31, 2018

The Schwab Emerging Markets Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index (the index). The index is comprised of large and mid capitalization companies in emerging market countries, as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. Emerging-market stocks fell over the 12-month reporting period amid rising U.S. interest rates, a strong U.S. dollar, and heightened market and currency volatility. Sharply rising inflation and a falling Turkish lira sparked fears of a larger crisis, while commodity prices continued to fluctuate based on current investor sentiment. Global economic growth softened and trade tensions escalated between the U.S. and several other countries, including China and Mexico, which dampened demand for emerging-market equities and other perceived riskier assets. Many emerging-market currencies depreciated against the U.S. dollar over the reporting period, generally reducing returns on overseas investments in U.S. dollar terms. Within the index, Qatar was the top performer while Turkey lagged behind.
Performance. During the 12-month reporting period ended August 31, 2018, the fund generally tracked the index. The fund’s market price return was -1.94% and its NAV return was -1.79%. The index returned -1.66%1 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Stocks from Brazil were the largest detractors from the total return of the fund. Brazilian stocks represented an average weight of approximately 9% of the fund’s investments and returned approximately -17% in U.S. dollar terms. One example from this market is Banco Bradesco SA, a commercial bank. The fund’s preferred stock holdings of Banco Bradesco SA returned approximately -26% in U.S. dollar terms. Stocks from Turkey also detracted from the performance of the fund, representing an average weight of approximately 1% of the fund’s investments and returning approximately -56% in U.S. dollar terms.
Stocks from India were the largest contributors to the returns of both the index and the fund. Indian stocks represented an average weight of approximately 11% of the fund’s investments and returned approximately 7% in U.S. dollar terms. One example from this market is Reliance Industries Ltd., a company engaged in refining petroleum products and petrochemicals. Reliance Industries Ltd. returned approximately 41% in U.S. dollar terms. Stocks from Taiwan also contributed to the fund’s performance, representing an average weight of approximately 13% of the fund’s investments and returning approximately 7% in U.S. dollar terms.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (January 14, 2010 – August 31, 2018)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	-1.94%	5.28%	2.54%
NAV Return[2]	-1.79%	5.05%	2.55%
FTSE Emerging Index (Net)[3]	-1.66%	5.17%	2.80%
ETF Category: Morningstar Diversified Emerging Markets[4]	-2.79%	4.06%	N/A
Fund Expense Ratio[5]: 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	949
Weighted Average Market Cap (millions)	$86,295
Price/Earnings Ratio (P/E)	13.6
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	18% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2018 and held through August 31, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/18	Ending Account Value (Net of Expenses) at 8/31/18	Expenses Paid During Period 3/1/18-8/31/18[2]
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$ 978.50	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Schwab International Small-Cap Equity ETF
Actual Return	0.12%	$1,000.00	$ 977.10	$0.60
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.60	$0.61
Schwab Emerging Markets Equity ETF
Actual Return	0.13%	$1,000.00	$ 890.00	$0.62
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.54	$0.66

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$32.51	$28.32	$28.55	$32.37	$28.32
Income (loss) from investment operations:
Net investment income (loss)	0.98 [1]	0.88 [1]	0.84 [1]	0.87 [1]	0.88
Net realized and unrealized gains (losses)	0.56	4.02	(0.45)	(3.85)	3.87
Total from investment operations	1.54	4.90	0.39	(2.98)	4.75
Less distributions:
Distributions from net investment income	(0.80)	(0.71)	(0.62)	(0.84)	(0.70)
Net asset value at end of period	$33.25	$32.51	$28.32	$28.55	$32.37
Total return	4.70%	17.76%	1.47%	(9.27%)	16.90%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06% [2]	0.08%	0.08%	0.09% [3]
Net investment income (loss)	2.91%	2.95%	3.06%	2.86%	3.44%
Portfolio turnover rate[4]	5%	5%	5%	4%	7%
Net assets, end of period (x 1,000)	$16,294,052	$11,413,011	$6,168,595	$4,042,603	$2,654,016

1
Calculated based on the average shares outstanding during the period.
2
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective April 18, 2014, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/14 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.9% of net assets

Australia 6.1%
Australia & New Zealand Banking Group Ltd.	2,833,408	0.4	60,449,075
BHP Billiton Ltd.	3,015,531	0.5	72,425,450
Commonwealth Bank of Australia	1,653,469	0.5	85,188,015
CSL Ltd.	426,552	0.4	70,121,154
National Australia Bank Ltd.	2,534,620	0.3	52,003,279
Westpac Banking Corp.	3,272,015	0.4	67,534,826
Other Securities		3.6	590,127,163
		6.1	997,848,962

Austria 0.2%
Other Securities		0.2	33,087,078

Belgium 0.9%
Anheuser-Busch InBev S.A.	712,439	0.4	66,852,600
Other Securities		0.5	84,516,139
		0.9	151,368,739

Canada 7.5%
Canadian National Railway Co.	695,170	0.4	61,874,635
Enbridge, Inc.	1,613,554	0.3	55,078,253
Royal Bank of Canada	1,359,662	0.7	108,088,932
Suncor Energy, Inc.	1,548,490	0.4	63,794,534
The Bank of Nova Scotia	1,146,838	0.4	66,429,445
The Toronto-Dominion Bank	1,755,411	0.7	105,880,651
Other Securities		4.6	760,894,438
		7.5	1,222,040,888

Denmark 1.4%
Novo Nordisk A/S, B Shares	1,611,601	0.4	79,164,026
Other Securities		1.0	154,426,849
		1.4	233,590,875

Finland 1.0%
Other Securities		1.0	159,439,706

France 9.0%
Airbus SE	520,716	0.4	64,377,926
BNP Paribas S.A.	1,011,275	0.4	59,513,342
L'Oreal S.A.	226,344	0.3	54,434,684
LVMH Moet Hennessy Louis Vuitton SE	233,222	0.5	81,908,117
Security	Number of Shares	% of Net Assets	Value ($)
Sanofi	1,020,774	0.5	87,519,414
Total S.A.	2,374,884	0.9	148,852,325
Other Securities		6.0	975,370,313
		9.0	1,471,976,121

Germany 7.7%
Allianz SE	413,591	0.5	88,369,950
BASF SE	860,584	0.5	79,792,733
Bayer AG	881,643	0.5	82,453,104
Daimler AG	836,520	0.3	54,212,292
SAP SE	919,466	0.7	110,852,504
Siemens AG	720,630	0.6	93,889,937
Other Securities		4.6	750,046,726
		7.7	1,259,617,246

Hong Kong 3.3%
AIA Group Ltd.	11,393,249	0.6	98,271,472
Other Securities		2.7	434,879,481
		3.3	533,150,953

Ireland 0.2%
Other Securities		0.2	37,351,719

Israel 0.5%
Other Securities		0.5	81,856,624

Italy 2.1%
Other Securities		2.1	334,983,700

Japan 22.5%
Mitsubishi UFJ Financial Group, Inc.	12,050,829	0.5	72,901,620
SoftBank Group Corp.	802,280	0.5	74,523,010
Sony Corp.	1,197,344	0.4	68,546,149
Toyota Motor Corp.	2,427,304	0.9	151,699,659
Other Securities		20.2	3,298,392,600
		22.5	3,666,063,038

Netherlands 3.1%
ASML Holding N.V.	382,723	0.5	78,212,152
Unilever N.V. CVA	1,426,381	0.5	82,224,573
Other Securities		2.1	349,031,242
		3.1	509,467,967

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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 0.2%
Other Securities		0.2	33,614,054

Norway 0.6%
Other Securities		0.6	98,511,377

Portugal 0.2%
Other Securities		0.2	23,179,968

Republic of Korea 4.1%
Samsung Electronics Co., Ltd. GDR	179,937	1.2	192,172,716
Other Securities		2.9	475,512,131
		4.1	667,684,847

Singapore 1.1%
Other Securities		1.1	171,631,555

Spain 2.6%
Banco Santander S.A.	14,927,286	0.5	74,473,519
Other Securities		2.1	338,739,373
		2.6	413,212,892

Sweden 2.3%
Other Securities		2.3	376,635,028

Switzerland 7.1%
Nestle S.A.	2,916,616	1.5	245,428,818
Novartis AG	2,060,595	1.1	171,265,253
Roche Holding AG	657,730	1.0	163,769,397
Other Securities		3.5	573,007,068
		7.1	1,153,470,536

United Kingdom 15.2%
AstraZeneca plc	1,196,776	0.6	90,141,750
BP plc	18,471,857	0.8	131,400,095
British American Tobacco plc	2,161,160	0.6	104,535,696
Diageo plc	2,287,099	0.5	80,098,212
GlaxoSmithKline plc	4,603,383	0.6	93,362,554
HSBC Holdings plc	18,980,193	1.0	165,014,266
Prudential plc	2,484,636	0.4	56,030,168
Rio Tinto plc	1,089,978	0.3	51,836,995
Royal Dutch Shell plc, A Shares	4,396,607	0.9	142,947,915
Royal Dutch Shell plc, B Shares	3,539,977	0.7	116,890,526
Unilever plc	1,099,284	0.4	62,752,627
Vodafone Group plc	25,173,484	0.3	53,823,124
Other Securities		8.1	1,330,581,481
		15.2	2,479,415,409
Total Common Stock
(Cost $14,743,021,244)			16,109,199,282
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.7% of net assets

Germany 0.5%
Other Securities		0.5	74,139,180

Republic of Korea 0.2%
Other Securities		0.2	34,079,225

Spain 0.0%
Other Securities		0.0	4,196,236
Total Preferred Stock
(Cost $102,487,192)			112,414,641

Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.2%
Other Securities		0.2	30,942,489
Securities Lending Collateral 0.2%
Other Securities		0.2	39,218,661
Total Other Investment Companies
(Cost $70,161,150)			70,161,150

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	541	52,985,540	257,960
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,953,613.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$13,887,334,552	$—	$—	$13,887,334,552
Australia	979,057,544	—	18,791,418	997,848,962
Hong Kong	533,010,644	—	140,309	533,150,953
Portugal	23,179,968	—	— *	23,179,968
Republic of Korea	667,670,850	—	13,997	667,684,847
Preferred Stock[1]	112,414,641	—	—	112,414,641
Other Investment Companies[1]	70,161,150	—	—	70,161,150
Futures Contracts[2]	257,960	—	—	257,960
Total	$16,273,087,309	$—	$18,945,724	$16,292,033,033
*	Level 3 amount shown includes securities determined to have no value at August 31, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $14,876,450,925) including securities on loan of $36,953,613		$16,252,556,412
Collateral invested for securities on loan, at value (cost $39,218,661)		39,218,661
Cash		1,055,145
Deposit with broker for futures contracts		5,332,500
Foreign currency, at value (cost $6,438,276)		6,431,456
Receivables:
Investments sold		7,836
Fund shares sold		66,968,714
Dividends		39,211,474
Foreign tax reclaims		18,384,349
Income from securities on loan	+	90,964
Total assets		16,429,257,511
Liabilities
Collateral held for securities on loan		39,218,661
Payables:
Investments bought		94,510,257
Investment adviser fees		895,945
Variation margin on futures contracts	+	580,400
Total liabilities		135,205,263
Net Assets
Total assets		16,429,257,511
Total liabilities	–	135,205,263
Net assets		$16,294,052,248
Net Assets by Source
Capital received from investors		14,939,467,417
Net investment income not yet distributed		292,309,858
Net realized capital losses		(314,262,022)
Net unrealized capital appreciation		1,376,536,995

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,294,052,248		490,000,000		$33.25

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Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Statement of Operations

For the period September 1, 2017 through August 31, 2018
Investment Income
Dividends (net of foreign withholding tax of $41,743,202)		$421,544,384
Securities on loan, net	+	2,068,163
Total investment income		423,612,547
Expenses
Investment adviser fees		8,624,081
Total expenses	–	8,624,081
Net investment income		414,988,466
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $194)		(58,220,173)
Net realized gains on futures contracts		1,483,890
Net realized losses on foreign currency transactions	+	(2,818,752)
Net realized losses		(59,555,035)
Net change in unrealized appreciation (depreciation) on investments		141,666,923
Net change in unrealized appreciation (depreciation) on futures contracts		(302,407)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(272,099)
Net change in unrealized appreciation (depreciation)	+	141,092,417
Net realized and unrealized gains		81,537,382
Increase in net assets resulting from operations		$496,525,848
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Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/17-8/31/18		9/1/16-8/31/17
Net investment income		$414,988,466	$243,199,412
Net realized losses		(59,555,035)	(66,476,333)
Net change in unrealized appreciation (depreciation)	+	141,092,417	1,247,430,951
Increase in net assets resulting from operations		496,525,848	1,424,154,030
Distributions to Shareholders
Distributions from net investment income		($308,067,760)	($173,425,920)

Transactions in Fund Shares
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		138,900,000	$4,692,583,434	133,300,000	$3,993,688,008
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		138,900,000	$4,692,583,434	133,300,000	$3,993,688,008
Shares Outstanding and Net Assets
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		351,100,000	$11,413,010,726	217,800,000	$6,168,594,608
Total increase	+	138,900,000	4,881,041,522	133,300,000	5,244,416,118
End of period		490,000,000	$16,294,052,248	351,100,000	$11,413,010,726
Net investment income not yet distributed			$292,309,858		$186,589,157
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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$34.80	$29.96	$29.46	$33.32	$28.61
Income (loss) from investment operations:
Net investment income (loss)	0.84 [1]	0.73 [1]	0.67 [1]	0.73 [1]	0.71
Net realized and unrealized gains (losses)	1.22	4.70	0.50	(3.84)	4.90
Total from investment operations	2.06	5.43	1.17	(3.11)	5.61
Less distributions:
Distributions from net investment income	(1.00)	(0.59)	(0.67)	(0.75)	(0.90)
Net asset value at end of period	$35.86	$34.80	$29.96	$29.46	$33.32
Total return	5.93%	18.52%	4.12%	(9.29%)	19.84%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.12%	0.14% [2]	0.17% [3]	0.18% [4]	0.19%
Net investment income (loss)	2.31%	2.31%	2.34%	2.40%	2.21%
Portfolio turnover rate[5]	16%	12%	23%	23%	16%
Net assets, end of period (x 1,000)	$2,280,998	$1,538,038	$787,951	$609,773	$403,229

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective March 1, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Effective March 4, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/15 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets

Australia 6.1%
Other Securities		6.1	138,987,185

Austria 1.1%
Other Securities		1.1	24,920,052

Belgium 1.3%
Other Securities		1.3	30,657,268

Canada 16.2%
Algonquin Power & Utilities Corp.	462,185	0.2	4,792,163
Aurora Cannabis, Inc. *	805,060	0.2	5,433,129
Bombardier, Inc., B Shares *	2,325,477	0.3	7,686,496
CAE, Inc.	298,303	0.3	5,959,426
Cameco Corp.	428,223	0.2	4,453,165
Canadian Apartment Properties REIT	155,380	0.2	5,524,304
Canopy Growth Corp. *	194,095	0.4	8,877,507
CCL Industries, Inc., Class B	158,579	0.3	7,645,893
First Quantum Minerals Ltd.	757,115	0.4	9,504,945
Gildan Activewear, Inc.	247,208	0.3	7,291,399
H&R Real Estate Investment Trust	307,583	0.2	4,790,836
Industrial Alliance Insurance & Financial Services, Inc.	116,526	0.2	4,834,585
Keyera Corp.	228,224	0.3	6,293,903
Methanex Corp.	90,716	0.3	6,624,470
Onex Corp.	94,573	0.3	6,790,080
Open Text Corp.	279,556	0.5	10,972,565
Parkland Fuel Corp.	146,293	0.2	4,561,734
PrairieSky Royalty Ltd.	249,060	0.2	4,584,102
Ritchie Bros. Auctioneers, Inc.	117,923	0.2	4,499,152
The Stars Group, Inc. *	164,200	0.2	4,666,783
Toromont Industries Ltd.	89,228	0.2	4,464,308
Vermilion Energy, Inc.	147,661	0.2	4,692,720
West Fraser Timber Co., Ltd.	76,344	0.2	5,068,523
WSP Global, Inc.	116,527	0.3	6,278,758
Other Securities		9.9	222,653,951
		16.2	368,944,897

Denmark 1.8%
Ambu A/S, Class B	152,919	0.3	5,741,980
GN Store Nord A/S	147,559	0.3	7,670,876
Royal Unibrew A/S	57,327	0.2	4,952,009
Other Securities		1.0	23,868,871
		1.8	42,233,736

Security	Number of Shares	% of Net Assets	Value ($)
Finland 1.4%
Other Securities		1.4	31,932,096

France 2.5%
Euronext N.V.	81,595	0.2	5,373,364
Other Securities		2.3	52,492,615
		2.5	57,865,979

Germany 5.3%
Scout24 AG	118,379	0.3	6,137,423
Other Securities		5.0	115,615,062
		5.3	121,752,485

Hong Kong 1.9%
Other Securities		1.9	42,948,671

Ireland 0.4%
Other Securities		0.4	8,209,650

Israel 0.4%
Other Securities		0.4	9,943,988

Italy 2.8%
Other Securities		2.8	64,823,284

Japan 19.5%
Other Securities		19.5	443,975,583

Netherlands 2.0%
Galapagos N.V. *	51,239	0.2	5,196,179
IMCD N.V.	60,307	0.2	4,518,766
Other Securities		1.6	36,314,982
		2.0	46,029,927

New Zealand 1.1%
a2 Milk Co., Ltd. *	793,092	0.3	6,640,853
Other Securities		0.8	18,277,397
		1.1	24,918,250

25
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Norway 2.3%
Storebrand A.S.A.	531,433	0.2	4,721,618
TGS Nopec Geophysical Co. A.S.A.	116,896	0.2	4,452,076
Other Securities		1.9	42,446,340
		2.3	51,620,034

Portugal 0.5%
Other Securities		0.5	10,459,175

Republic of Korea 5.7%
Other Securities		5.7	129,910,636

Singapore 1.5%
Other Securities		1.5	33,714,420

Spain 2.0%
Other Securities		2.0	46,270,213

Sweden 5.0%
Castellum AB	285,947	0.2	5,176,588
Elekta AB, B Shares	389,569	0.2	5,097,491
Swedish Orphan Biovitrum AB *	177,251	0.3	5,653,283
Other Securities		4.3	98,027,942
		5.0	113,955,304

Switzerland 3.8%
Other Securities		3.8	85,938,072

United Kingdom 14.8%
BBA Aviation plc	1,126,737	0.2	4,528,159
Beazley plc	578,299	0.2	4,468,523
Cineworld Group plc	1,087,738	0.2	4,385,567
Dechra Pharmaceuticals plc	112,285	0.2	4,553,402
Electrocomponents plc	498,169	0.2	4,803,117
GVC Holdings plc	601,183	0.4	8,610,888
IG Group Holdings plc	393,936	0.2	4,628,644
NEX Group plc	347,593	0.2	4,752,766
Ocado Group plc *	622,910	0.4	8,683,249
Phoenix Group Holdings	648,817	0.3	5,987,427
SSP Group plc	495,157	0.2	4,468,377
Tullow Oil plc *	1,501,729	0.2	4,545,909
Other Securities		11.9	272,789,129
		14.8	337,205,157
Total Common Stock
(Cost $2,050,705,142)			2,267,216,062

Preferred Stock 0.3% of net assets

Germany 0.3%
Other Securities		0.3	6,173,588

Sweden 0.0%
Other Securities		0.0	923,691
Total Preferred Stock
(Cost $6,287,841)			7,097,279
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	—

Hong Kong 0.0%
Other Securities		0.0	—
Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Singapore 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Companies 3.1% of net assets

United States 3.1%
Money Market Fund 0.0%
Other Securities		0.0	1,044,202
Securities Lending Collateral 3.1%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)		3.1	69,904,106
Total Other Investment Companies
(Cost $70,948,308)			70,948,308

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	52	5,092,880	(41,389)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $65,233,838.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

26
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,875,384,937	$—	$—	$1,875,384,937
Australia	135,594,062	—	3,393,123 *	138,987,185
Hong Kong	42,868,714	—	79,957 *	42,948,671
Republic of Korea	129,757,593	—	153,043	129,910,636
Singapore	32,984,234	—	730,186 *	33,714,420
Spain	46,270,213	—	— *	46,270,213
Preferred Stock[1]	7,097,279	—	—	7,097,279
Rights [1]
Australia	—	—	— *	—
Hong Kong	—	—	— *	—
Warrants [1]
Singapore	—	—	— *	—
Other Investment Companies[1]	70,948,308	—	—	70,948,308
Liabilities
Futures Contracts[2]	(41,389)	—	—	(41,389)
Total	$2,340,863,951	$—	$4,356,309	$2,345,220,260
*	Level 3 amount shown includes securities determined to have no value at August 31, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
27
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $2,058,037,185) including securities on loan of $65,233,838		$2,275,357,543
Collateral invested for securities on loan, at value (cost $69,904,106)		69,904,106
Deposit with broker for futures contracts		560,000
Foreign currency, at value (cost $2,750,335)		2,746,726
Receivables:
Dividends		2,669,341
Foreign tax reclaims		1,079,620
Income from securities on loan	+	226,259
Total assets		2,352,543,595
Liabilities
Collateral held for securities on loan		69,904,106
Payables:
Investments bought		1,338,817
Investment adviser fees		241,278
Variation margin on futures contracts		36,660
Foreign capital gains tax	+	24,657
Total liabilities		71,545,518
Net Assets
Total assets		2,352,543,595
Total liabilities	–	71,545,518
Net assets		$2,280,998,077
Net Assets by Source
Capital received from investors		2,120,238,131
Net investment income not yet distributed		13,971,989
Net realized capital losses		(70,466,999)
Net unrealized capital appreciation		217,254,956

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,280,998,077		63,600,000		$35.86

28
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2017 through August 31, 2018
Investment Income
Dividends (net of foreign withholding tax of $4,814,001)		$44,093,063
Securities on loan, net	+	2,120,468
Total investment income		46,213,531
Expenses
Investment adviser fees		2,295,376
Total expenses	–	2,295,376
Net investment income		43,918,155
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $7,283)		(1,389,670)
Net realized gains on in-kind redemptions		48,390,170
Net realized gains on futures contracts		383,180
Net realized losses on foreign currency transactions	+	(251,262)
Net realized gains		47,132,418
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of ($953))		712,345
Net change in unrealized appreciation (depreciation) on futures contracts		(48,686)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(27,620)
Net change in unrealized appreciation (depreciation)	+	636,039
Net realized and unrealized gains		47,768,457
Increase in net assets resulting from operations		$91,686,612
29
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/17-8/31/18		9/1/16-8/31/17
Net investment income		$43,918,155	$25,367,734
Net realized gains (losses)		47,132,418	(6,365,212)
Net change in unrealized appreciation (depreciation)	+	636,039	186,035,602
Increase in net assets resulting from operations		91,686,612	205,038,124
Distributions to Shareholders
Distributions from net investment income		($47,913,600)	($18,024,160)

Transactions in Fund Shares
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,700,000	$818,810,444	18,700,000	$587,036,909
Shares redeemed	+	(3,300,000)	(119,623,285)	(800,000)	(23,964,433)
Net transactions in fund shares		19,400,000	$699,187,159	17,900,000	$563,072,476
Shares Outstanding and Net Assets
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		44,200,000	$1,538,037,906	26,300,000	$787,951,466
Total increase	+	19,400,000	742,960,171	17,900,000	750,086,440
End of period		63,600,000	$2,280,998,077	44,200,000	$1,538,037,906
Net investment income not yet distributed			$13,971,989		$14,960,802
30
Schwab International Equity ETFs  |  Annual Report
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Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$26.99	$22.56	$20.83	$27.34	$22.94
Income (loss) from investment operations:
Net investment income (loss)	0.68 [1]	0.71 [1]	0.58 [1]	0.66 [1]	0.63
Net realized and unrealized gains (losses)	(1.13)	4.21	1.64	(6.49)	4.40
Total from investment operations	(0.45)	4.92	2.22	(5.83)	5.03
Less distributions:
Distributions from net investment income	(0.65)	(0.49)	(0.49)	(0.68)	(0.63)
Net asset value at end of period	$25.89	$26.99	$22.56	$20.83	$27.34
Total return	(1.79%)	22.40%	11.02%	(21.62%)	22.31%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.13%	0.13% [2]	0.14%	0.14%	0.14%
Net investment income (loss)	2.48%	2.96%	2.85%	2.66%	2.89%
Portfolio turnover rate[3]	18%	7%	10%	8%	9%
Net assets, end of period (x 1,000)	$4,900,591	$4,248,821	$2,009,874	$1,276,740	$1,273,840

1
Calculated based on the average shares outstanding during the period.
2
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
31
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.9% of net assets

Brazil 5.4%
Ambev S.A. ADR	4,736,995	0.5	22,027,027
Itau Unibanco Holding S.A. ADR	3,372,510	0.7	35,141,554
Petroleo Brasileiro S.A.	3,195,346	0.4	17,124,157
Vale S.A.	3,739,922	1.0	48,672,269
Other Securities		2.8	141,490,302
		5.4	264,455,309

Chile 1.3%
Other Securities		1.3	61,252,892

China 33.7%
Alibaba Group Holding Ltd. ADR *	1,172,026	4.2	205,116,270
Baidu, Inc. ADR *	301,748	1.4	68,339,887
Bank of China Ltd., H Shares	82,507,829	0.8	37,107,446
China Construction Bank Corp., H Shares	96,898,112	1.8	85,800,797
China Life Insurance Co., Ltd., H Shares	8,067,082	0.4	18,233,133
China Mobile Ltd.	5,776,754	1.1	54,316,458
China Petroleum & Chemical Corp., H Shares	27,584,152	0.6	27,728,594
CNOOC Ltd.	17,386,955	0.6	30,747,103
Industrial & Commercial Bank of China Ltd., H Shares	85,040,330	1.3	62,624,458
JD.com, Inc. ADR *	861,537	0.6	26,966,108
PetroChina Co., Ltd., H Shares	23,171,539	0.4	17,240,860
Ping An Insurance Group Co. of China Ltd., H Shares	5,435,303	1.1	52,352,420
Tencent Holdings Ltd.	6,201,261	5.5	268,627,290
Other Securities		13.9	697,251,027
		33.7	1,652,451,851

Colombia 0.5%
Other Securities		0.5	22,028,136

Czech Republic 0.2%
Other Securities		0.2	11,159,086

Egypt 0.1%
Other Securities		0.1	7,032,015

Security	Number of Shares	% of Net Assets	Value ($)
Greece 0.4%
Other Securities		0.4	18,745,765

Hungary 0.4%
Other Securities		0.4	17,752,990

India 12.1%
Axis Bank Ltd. *	1,932,963	0.4	17,694,101
Hindustan Unilever Ltd.	762,395	0.4	19,134,514
Housing Development Finance Corp., Ltd.	1,818,465	1.0	49,635,464
Infosys Ltd.	2,072,117	0.9	42,101,871
Maruti Suzuki India Ltd.	130,848	0.4	16,781,456
Reliance Industries Ltd.	3,363,735	1.2	58,886,260
Tata Consultancy Services Ltd.	1,004,087	0.6	29,423,442
Other Securities		7.2	360,399,229
		12.1	594,056,337

Indonesia 2.1%
PT Bank Central Asia Tbk	10,672,557	0.4	17,968,731
Other Securities		1.7	86,549,187
		2.1	104,517,918

Malaysia 3.2%
Public Bank Berhad	3,318,454	0.4	20,284,600
Other Securities		2.8	135,003,532
		3.2	155,288,132

Mexico 3.9%
America Movil S.A.B. de C.V., Series L	30,001,988	0.5	25,184,065
Fomento Economico Mexicano S.A.B. de C.V.	2,311,466	0.5	22,087,704
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,010,206	0.4	20,601,739
Other Securities		2.5	122,364,144
		3.9	190,237,652

Peru 0.4%
Credicorp Ltd.	74,606	0.3	16,265,600
Other Securities		0.1	3,421,043
		0.4	19,686,643

32
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Philippines 1.4%
Other Securities		1.4	65,859,924

Poland 1.5%
Other Securities		1.5	72,989,363

Qatar 1.1%
Qatar National Bank SAQ	478,001	0.5	23,368,354
Other Securities		0.6	32,366,720
		1.1	55,735,074

Russia 3.8%
Gazprom PAO ADR	5,869,792	0.5	25,885,783
LUKOIL PJSC	511,774	0.7	35,715,809
NOVATEK PJSC	1,157,289	0.4	18,608,377
Sberbank of Russia PJSC	10,908,070	0.6	29,475,252
Tatneft PJSC	1,672,637	0.4	19,447,203
Other Securities		1.2	59,041,054
		3.8	188,173,478

South Africa 7.6%
FirstRand Ltd.	3,457,796	0.3	16,685,687
Naspers Ltd., N Shares	463,417	2.1	103,295,851
Sasol Ltd.	593,773	0.5	23,343,622
Standard Bank Group Ltd.	1,376,811	0.4	17,510,790
Other Securities		4.3	211,466,722
		7.6	372,302,672

Taiwan 13.5%
Formosa Plastics Corp.	5,210,560	0.4	19,084,747
Hon Hai Precision Industry Co., Ltd.	16,170,365	0.9	42,380,413
Largan Precision Co., Ltd.	109,756	0.3	16,812,697
Nan Ya Plastics Corp.	6,033,816	0.3	16,776,425
Taiwan Semiconductor Manufacturing Co., Ltd.	20,899,500	3.6	174,190,851
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,001,860	0.9	43,681,096
Other Securities		7.1	350,561,830
		13.5	663,488,059

Thailand 3.7%
PTT PCL NVDR	15,325,600	0.5	24,582,768
Other Securities		3.2	156,416,193
		3.7	180,998,961

Turkey 0.6%
Other Securities		0.6	30,380,125

United Arab Emirates 1.0%
Other Securities		1.0	48,296,188
Total Common Stock
(Cost $4,336,440,937)			4,796,888,570

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 1.9% of net assets

Brazil 1.7%
Banco Bradesco S.A.	3,552,632	0.5	24,471,177
Petroleo Brasileiro S.A. *	4,255,822	0.4	19,894,452
Other Securities		0.8	39,199,249
		1.7	83,564,878

Chile 0.0%
Other Securities		0.0	739,708

Colombia 0.1%
Other Securities		0.1	2,723,020

Russia 0.1%
Other Securities		0.1	9,164,675
Total Preferred Stock
(Cost $105,275,793)			96,192,281

Rights 0.0% of net assets

China 0.0%
Other Securities		0.0	86,911
Total Rights
(Cost $—)			86,911

Warrants 0.0% of net assets

Thailand 0.0%
Other Securities		0.0	5,171
Total Warrants
(Cost $—)			5,171

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.1%
Other Securities		0.1	3,608,502
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)		0.5	24,419,093
Total Other Investment Companies
(Cost $28,027,595)			28,027,595

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 09/21/18	205	10,812,725	(144,169)

33
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $23,629,907.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,125,690,954	$—	$—	$3,125,690,954
China	1,652,451,851	—	— *	1,652,451,851
Greece	17,152,927	—	1,592,838	18,745,765
Preferred Stock[1]	96,192,281	—	—	96,192,281
Rights [1]
China	—	—	86,911	86,911
Warrants [1]
Thailand	—	—	5,171	5,171
Other Investment Companies[1]	28,027,595	—	—	28,027,595
Liabilities
Futures Contracts[2]	(144,169)	—	—	(144,169)
Total	$4,919,371,439	$—	$1,684,920	$4,921,056,359
*	Level 3 amount shown includes securities determined to have no value at August 31, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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See financial notes

Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $4,445,325,232) including securities on loan of $23,629,907		$4,896,781,435
Collateral invested for securities on loan, at value (cost $24,419,093)		24,419,093
Deposit with broker for futures contracts		1,032,200
Foreign currency, at value (cost $14,354,681)		14,335,821
Receivables:
Investments sold		12,935,998
Dividends		8,896,380
Income from securities on loan		65,918
Variation margin on futures contracts		63,550
Foreign tax reclaims	+	12,416
Total assets		4,958,542,811
Liabilities
Collateral held for securities on loan		24,419,093
Payables:
Investments bought		17,784,804
Investment adviser fees		596,511
Foreign capital gains tax		10,676,952
Due to custodian	+	4,474,917
Total liabilities		57,952,277
Net Assets
Total assets		4,958,542,811
Total liabilities	–	57,952,277
Net assets		$4,900,590,534
Net Assets by Source
Capital received from investors		4,710,383,167
Net investment income not yet distributed		77,987,465
Net realized capital losses		(328,157,021)
Net unrealized capital appreciation		440,376,923

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,900,590,534		189,300,000		$25.89

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Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2017 through August 31, 2018
Investment Income
Dividends (net of foreign withholding tax of $15,052,704)		$126,696,668
Securities on loan, net	+	622,508
Total investment income		127,319,176
Expenses
Investment adviser fees		6,402,686
Total expenses	–	6,402,686
Net investment income		120,916,490
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $40,371)		(85,286,064)
Net realized gains on in-kind redemptions		5,008,078
Net realized gains on futures contracts		324,191
Net realized losses on foreign currency transactions	+	(1,537,854)
Net realized losses		(81,491,649)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $5,234,257)		(193,239,437)
Net change in unrealized appreciation (depreciation) on futures contracts		(369,852)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(284,564)
Net change in unrealized appreciation (depreciation)	+	(193,893,853)
Net realized and unrealized losses		(275,385,502)
Decrease in net assets resulting from operations		($154,469,012)
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Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/17-8/31/18		9/1/16-8/31/17
Net investment income		$120,916,490	$84,247,434
Net realized losses		(81,491,649)	(53,849,995)
Net change in unrealized appreciation (depreciation)	+	(193,893,853)	622,233,356
Increase (decrease) in net assets resulting from operations		(154,469,012)	652,630,795
Distributions to Shareholders
Distributions from net investment income		($107,285,800)	($49,865,640)

Transactions in Fund Shares
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,900,000	$940,429,372	68,300,000	$1,636,181,893
Shares redeemed	+	(1,000,000)	(26,904,868)	—	—
Net transactions in fund shares		31,900,000	$913,524,504	68,300,000	$1,636,181,893
Shares Outstanding and Net Assets
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		157,400,000	$4,248,820,842	89,100,000	$2,009,873,794
Total increase	+	31,900,000	651,769,692	68,300,000	2,238,947,048
End of period		189,300,000	$4,900,590,534	157,400,000	$4,248,820,842
Net investment income not yet distributed			$77,987,465		$65,399,874
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Schwab International Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Equity ETF	Schwab U.S. REIT ETF™
Schwab International Small-Cap Equity ETF	Schwab U.S. TIPS ETF™
Schwab Emerging Markets Equity ETF	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Broad Market ETF™	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab 1000 Index® ETF	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Large-Cap ETF™	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF™	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF™	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF™	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF™	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 100,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2018 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of August 31, 2018, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2018, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the funds filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2018, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Standards:
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary receipts (ADRs), Global Depositary receipts (GDRs), and European Depositary receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in
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Schwab International Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or as a result of other factors
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Financial Notes (continued)

3. Risk Factors (continued):
impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.06%	0.12%	0.13%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2018, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%	0.2%	0.2%
Schwab VIT Growth Portfolio	0.2%	0.3%	0.3%
Schwab Target 2010 Index Fund	0.0%*	-%	-%
Schwab Target 2015 Index Fund	0.0%*	-%	-%
Schwab Target 2020 Index Fund	0.1%	-%	0.0%*
Schwab Target 2025 Index Fund	0.1%	-%	0.1%
Schwab Target 2030 Index Fund	0.2%	-%	0.1%
Schwab Target 2035 Index Fund	0.1%	-%	0.1%
Schwab Target 2040 Index Fund	0.1%	-%	0.1%
Schwab Target 2045 Index Fund	0.1%	-%	0.1%
Schwab Target 2050 Index Fund	0.1%	-%	0.1%
Schwab Target 2055 Index Fund	0.0%*	-%	0.0%*
Schwab Target 2060 Index Fund	0.1%	-%	0.1%
*	Less than 0.05%
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2018, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab International Equity ETF	$2,499,354	($1,165,191)
Schwab International Small-Cap Equity ETF	2,611,455	—
Schwab Emerging Markets Equity ETF	62,182,623	(13,079,523)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, which were paid in a prior reporting period and are subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
Schwab Emerging Markets Equity ETF and Schwab International Equity ETF have recovered previously withheld foreign taxes from Poland and Finland, respectively. The payments received by Schwab Emerging Markets Equity ETF and Schwab International Equity ETF amounted to $262,643 and $148,526, respectively, and are recorded in each fund’s Statement of Operations. The investment adviser has paid upfront professional fees associated with recovering these foreign taxes in the amount of $98,284 for Schwab International Equity ETF. That amount has been reimbursed to the investment adviser by Schwab International Equity ETF.
Schwab International Small-Cap Equity ETF is expecting to recover previously withheld foreign taxes from Finland. There has been uncertainty surrounding the timing of when the fund will receive payment from Finland. The expected payment to be received is $62,775 and is recorded in the fund’s Statement of Operations, and a corresponding receivable has been recorded in the Statement of Assets and Liabilities until the fund receives payment. The investment adviser had paid upfront professional fees associated with recovering these foreign taxes in the amount of $2,090. The fund will reimburse $2,090 to the investment adviser when the fund receives payment from Finland, and a payable has been recorded in the Statement of Assets and Liabilities for the amount due to the adviser.
As of August 31, 2018, there was no balance of professional fees related to foreign withholding tax subject to future reimbursement by the investment adviser for Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
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Financial Notes (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million, maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2018 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab International Equity ETF	$61,249,822	612
Schwab International Small-Cap Equity ETF	6,571,770	65
Schwab Emerging Markets Equity ETF	12,475,374	224

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2018, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab International Equity ETF	$1,123,301,839	$705,179,218
Schwab International Small-Cap Equity ETF	377,063,210	310,774,077
Schwab Emerging Markets Equity ETF	1,517,779,688	892,904,764

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a
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Financial Notes (continued)

10. In-Kind Transactions (continued):
standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2018, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$4,359,349,898	$—
Schwab International Small-Cap Equity ETF	747,654,404	115,678,620
Schwab Emerging Markets Equity ETF	326,031,489	26,231,820
For the period ended August 31, 2018, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2018 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of August 31, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Tax cost	$14,984,644,042	$2,159,304,550	$4,562,142,383
Gross unrealized appreciation	$1,998,638,053	$324,962,456	$723,897,062
Gross unrealized depreciation	(691,249,062)	(139,046,746)	(364,983,086)
Net unrealized appreciation (depreciation)	$1,307,388,991	$185,915,710	$358,913,976
As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Undistributed ordinary income	$347,266,864	$42,604,146	$106,489,101
Net unrealized appreciation (depreciation) on investments	1,307,388,991	185,915,710	358,913,976
Net other unrealized appreciation (depreciation)	173,548	(24,013)	(10,935,111)
Total	$1,654,829,403	$228,495,843	$454,467,966
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts and the realization for tax purposes of unrealized appreciation on investments in Passive Foreign Investment Companies “PFIC”, and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
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Financial Notes (continued)

11. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
August 31, 2019	$2,345,874	$215,545	$1,091,404
No expiration	297,898,698	67,520,352	263,169,195
Total	$300,244,572	$67,735,897	$264,260,599
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2018, the funds had no capital or late-year ordinary losses deferred.
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Current period distributions
Ordinary income	$308,067,760	$47,913,600	$107,285,800
Long-term capital gains	—	—	—
Prior period distributions
Ordinary income	$173,425,920	$18,024,160	$49,865,640
Long-term capital gains	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations. As of August 31, 2018, the funds made the following reclassifications:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Capital shares	$—	$48,378,871	$5,008,078
Undistributed net investment income	(1,200,005)	3,006,632	(1,043,099)
Net realized gains and losses	1,200,005	(51,385,503)	(3,964,979)
For the period ended August 31, 2018, the following funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 10) as an increase or decrease to capital received from investors in the Statement of Assets and Liabilities as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
$—	$48,390,170	$5,008,078
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Financial Notes (continued)

11. Federal Income Taxes (continued):
As of August 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2018, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (three of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to its shareholders for the period ended August 31, 2018, and the respective foreign source income on the funds as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab International Equity ETF	$41,427,434	$462,934,892
Schwab International Small-Cap Equity ETF	4,376,728	48,797,122
Schwab Emerging Markets Equity ETF	14,425,420	141,391,857
For the period ended August 31, 2018, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2019 via IRS form 1099 of the amount for use in preparing their 2018 income tax return.
Schwab International Equity ETF	$308,395,202
Schwab International Small-Cap Equity ETF	30,655,260
Schwab Emerging Markets Equity ETF	67,821,994
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Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of August 31, 2018
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab International Equity ETF
Commencement of trading
11/3/09 through 8/31/18	989	617	160	12	291	92	31	3
Schwab International Small-Cap Equity ETF
Commencement of trading
1/14/10 through 8/31/18	855	742	208	3	228	77	31	6
Schwab Emerging Markets Equity ETF
Commencement of trading
1/14/10 through 8/31/18	666	621	296	21	347	128	54	10
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 26, 2018 and June 5, 2018, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 5, 2018. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the selection criteria and composition of the peer category. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered

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the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that each Fund’s operating expense ratio was below the average operating expense ratio charged by other funds in its peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	104	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	104	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	104	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	104	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	104	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	104	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	104	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	104	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab International Equity ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	104	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	104	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	104	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)  An index that is comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the U.S. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index that is comprised of small-cap companies in developed countries, excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large- and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

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Schwab International Equity ETFs
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

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Schwab International Equity ETFs
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab ETF™ direct investors:    1-800-435-4000
© 2018 Schwab ETFs. All rights reserved.

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Notes

Notes

Schwab International Equity ETFs
Schwab ETFs™

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2018 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR57933-08
00215300

Annual Report  |  August 31, 2018
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF™	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF™	SCHX
Schwab U.S. Large-Cap Growth ETF™	SCHG
Schwab U.S. Large-Cap Value ETF™	SCHV
Schwab U.S. Mid-Cap ETF™	SCHM
Schwab U.S. Small-Cap ETF™	SCHA
Schwab U.S. Dividend Equity ETF™	SCHD

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended August 31, 2018
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	20.17%
NAV Return[1]	20.20%
Dow Jones U.S. Broad Stock Market Index	20.20%
ETF Category: Morningstar Large Blend[2]	17.70%
Performance Details	pages 7-9

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	15.76% *
NAV Return[1]	15.72% *
Schwab 1000 Index®	15.78% *
ETF Category: Morningstar Large Blend[2]	N/A
Performance Details	pages 10-12

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	19.75%
NAV Return[1]	19.79%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.81%
ETF Category: Morningstar Large Blend[2]	17.70%
Performance Details	pages 13-15

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	25.87%
NAV Return[1]	25.88%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	25.92%
ETF Category: Morningstar Large Growth[2]	24.40%
Performance Details	pages 16-18
Total Returns for the 12 Months Ended August 31, 2018
Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	14.16%
NAV Return[1]	14.20%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	14.24%
ETF Category: Morningstar Large Value[2]	14.18%
Performance Details	pages 19-21

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	21.38%
NAV Return[1]	21.36%
Dow Jones U.S. Mid-Cap Total Stock Market Index	21.42%
ETF Category: Morningstar Mid-Cap Blend[2]	16.69%
Performance Details	pages 22-24

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	23.64%
NAV Return[1]	23.71%
Dow Jones U.S. Small-Cap Total Stock Market Index	23.69%
ETF Category: Morningstar Small Blend[2]	21.89%
Performance Details	pages 25-27

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	18.18%
NAV Return[1]	18.21%
Dow Jones U.S. Dividend 100TM Index	18.30%
ETF Category: Morningstar Large Value[2]	14.18%
Performance Details	pages 28-30
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S& P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
*	Total returns shown are since the fund’s inception date of October 11, 2017.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
From the CEO

Marie Chandoha
CEO of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
Every so often, it can be a good idea to hit the pause button and reflect on what’s going well. The U.S. economy is one place to start: earlier this year, the current expansion became the second-longest on record. This strong performance has pushed unemployment to the lowest levels in decades, boosted the prospects of American businesses, and driven up the value of many investors’ portfolios.
Now comes the question of whether this prolonged strength could turn into too much of a good thing. Much attention of late has been focused on whether the current economic expansion is on the path to overheating, and rising inflation figures have added to those concerns. While inflation and rate hikes can sometimes end a bull run, there’s reason to believe that when inflation is rising, the risk of overreacting is often underestimated.
Charles Schwab Investment Management recently studied inflation data going back to 1982, and our findings may surprise you.1 Over the years, there has been no shortage of advice about the types of assets investors should add to protect their portfolios against rising inflation. But what we found is that no single asset class provides inflation protection on a consistent basis. In some cases, assets added to help protect against inflation actually introduced additional risk into an investor’s portfolio. Further, the common belief that fixed income and equities both consistently perform poorly in times of higher inflation turned out to be untrue. In the end, our study concluded that a thoughtful, well-diversified portfolio is the most effective approach for combatting inflation.
Of course no one knows for certain what the economy or the bull market, now in its 10th year, will bring over the coming years. But we believe investors who are able to stay diversified and keep their investing costs down will be better positioned to weather near-term bumps and achieve their long-term financial goals. And a portfolio you can feel confident in, no matter what the market does, is a great thing to have.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ But we believe investors who are able to stay diversified and keep their investing costs down will be better positioned to weather near-term bumps and achieve their long-term financial goals.”
Past performance cannot guarantee future results.
Diversification cannot ensure a profit or eliminate the risk of investment losses.
Management views may have changed since the report date.
[1]	Gilliam, Jake, et al. Inflation Protection: The Benefits of a Diversified Asset-Class Approach. Charles Schwab Investment Management, 2018.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
The Investment Environment

Over the 12-month reporting period ended August 31, 2018, U.S. equity markets generated strong returns. Steady economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs during the reporting period. The U.S. dollar strengthened against a basket of foreign currencies as the economy picked up steam. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 19.66% for the reporting period, while the Dow Jones U.S. Mid-Cap Total Stock Market Index and the Russell 2000® Index returned 21.42% and 25.45%, respectively. Markets outside the U.S. were significantly weaker: The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 4.39% and the MSCI Emerging Markets Index (Net)* returned -0.68%.
Global economic growth was uneven over the 12-month reporting period. The U.S. maintained its steady expansion, buoyed by tax reform, strong earnings, and still-accommodative financial conditions. In contrast, growth in parts of Europe softened in the second half of the period, subdued by higher inflation and tepid wage growth that constrained consumer spending. Trade issues dominated headlines in the second half of the period, with the U.S. imposing a series of tariffs on goods and services from multiple trading partners—most notably China—and China retaliating with similar measures. Late in the reporting period, the U.S. and Mexico reached a deal to revamp parts of the North American Free Trade Agreement (NAFTA), and last-minute negotiations with Canada intensified. While inflation remained mostly in check, both developed and emerging economies saw higher rates toward the end of the reporting period, reflecting higher prices for key commodities, particularly oil. In response to the economic environment, several central banks, particularly in developing economies, tightened their monetary policies.
In the U.S., the Federal Reserve (Fed) continued its efforts toward a more normalized interest rate environment. The Fed raised the federal funds rate by 0.25% at its December meeting, under then-Chair Janet Yellen, and in both March and June under her successor, Jerome Powell. In August, the Fed held rates steady but signaled the likelihood of two additional rate hikes before year-end, and short-term interest rates ended the reporting period in a target range of 1.75% to 2.00%. The Fed also began to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds; as of the end of the reporting period, the Fed’s balance sheet stood at $4.2 trillion, down from $4.5 trillion when the program was announced in June 2017.
Asset Class Performance Comparison % returns during the 12 months ended August 31, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
The Investment Environment (continued)

In the first half of the reporting period, U.S. equities rose steadily on expectations of coming policy changes, including tax reform, increased fiscal and infrastructure spending, and decreased financial regulation. The rally continued through January, when tax reform took effect. The upward momentum stalled in early February, however, when the Cboe Volatility Index®1 (or VIX®), a gauge of equity market volatility — spiked to levels not seen since 2015 after hitting its all-time low in November. This came after the Dow Jones Industrial Average Index (Dow) plunged 1,600 points in a single day—its worst one-day point decline in its history. But that volatility was short-lived, moderating over the spring and summer, and the VIX® ended the reporting period slightly higher than where it began in September. By May, stocks had regained their upward trajectory. Strong corporate results also supported U.S. stocks, with many S&P 500® Index firms reporting better-than-expected earnings for the first two quarters of 2018. The S&P 500® Index and Nasdaq Composite Index ended the reporting period just shy of new highs they achieved a few days earlier, and the Dow closed just slightly under its all-time high which it hit in January 2018.
Over the reporting period, growth stocks outperformed value stocks, and small-cap stocks outperformed large-cap stocks. From a sector standpoint, Information Technology was the strongest performer, recovering from a steep sell-off of tech stocks in the first quarter of 2018 to climb to a new high by period-end, supported by solid balance sheets and high levels of consumer confidence. Within the Information Technology sector, the strong performance was driven largely by a only handful of momentum stocks. The Consumer Discretionary sector was also strong for the period, benefiting from the ongoing strength of the U.S. economy and associated consumer confidence. The Energy sector experienced volatility over the reporting period to an ultimately strong result, recovering from a steep dive during the first three months of the year. The weakest sectors for the reporting period were Consumer Staples, which often exhibits weakness when the economy is strong, and Utilities and Telecommunication Services, which suffered from rising interest rates that can make their relatively high dividends less attractive to investors.
[1]	The Cboe Volatility Index® (or VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF as of August 31, 2018

The Schwab U.S. Broad Market ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index (the index). The index includes the largest 2,500 publicly traded U.S. companies for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace. The fund invests in a representative sample of securities included in the index that, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities in the index.
Market Highlights. U.S. stocks continued their record run over the 12-month reporting period, with small-cap stocks slightly outperforming large-cap stocks, and growth outperforming value. Positive investor sentiment surrounding strong corporate earnings and solid U.S. economic growth supported U.S. equities, and outweighed concerns tied to trade tensions and rising inflation. Meanwhile, the Federal Reserve raised short-term interest rates three times over the reporting period, with market expectations for an additional two hikes in 2018. Within the index, stocks in the Information Technology and Consumer Discretionary sectors were among the better performers, while Consumer Staples and Utilities stocks underperformed by comparison.
Performance. During the 12-month reporting period ended August 31, 2018, the fund closely tracked the index. The fund’s market price return was 20.17% and its NAV return was 20.20%. The index returned 20.20% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Information Technology sector contributed the most to the fund’s total return, and to the return of the index. Information Technology stocks represented an average weight of approximately 24% of the fund’s investments and returned approximately 33% for the reporting period. One example from this sector is Apple, Inc. The fund’s holdings of Apple, Inc. returned approximately 41% for the reporting period. The Consumer Discretionary sector also provided a meaningful contribution to the return of the fund, representing an average weight of approximately 13% of the fund’s investments and returning approximately 29% for the reporting period.
While there were no sectors that detracted from the fund’s performance over the reporting period, the Telecommunication Services sector was the smallest contributor to the return of both the index and the fund. Telecommunication Services stocks represented an average weight of approximately 2% of the fund’s investments and returned approximately 3% for the reporting period. One example from this sector is communications and digital entertainment company AT&T Inc. The fund’s holdings of AT&T Inc. returned approximately -10% for the reporting period. The Utilities sector was another small contributor to overall fund performance. Utilities stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately 2% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (November 3, 2009 – August 31, 2018)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	20.17%	14.22%	14.82%
NAV Return[2]	20.20%	14.22%	14.82%
Dow Jones U.S. Broad Stock Market Index	20.20%	14.23%	14.84%
ETF Category: Morningstar Large Blend[3]	17.70%	12.62%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	2,401
Weighted Average Market Cap (millions)	$208,471
Price/Earnings Ratio (P/E)	21.0
Price/Book Ratio (P/B)	3.2
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF as of August 31, 2018

The Schwab 1000 Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index® (the index). The index is a float-adjusted market capitalization weighted index that includes the 1,000 largest stocks of publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The fund will generally give the same weight to a given stock as the index does.
Market Highlights. U.S. stocks continued their record run over the reporting period, with small-cap stocks slightly outperforming large-cap stocks, and growth outperforming value. Positive investor sentiment surrounding strong corporate earnings and solid U.S. economic growth supported U.S. equities, and outweighed concerns tied to trade tensions and rising inflation. Meanwhile, the Federal Reserve raised short-term interest rates three times over the reporting period, with market expectations for an additional two hikes in 2018. Within the index, stocks in the Information Technology and Consumer Discretionary sectors were among the better performers, while Telecommunication Services and Consumer Staples stocks underperformed by comparison.
Performance. During the reporting period of fund inception of October 11, 2017 through August 31, 2018, the fund closely tracked the index. The fund’s market price return was 15.76% and its NAV return was 15.72%. The index returned 15.78% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Telecommunication Services sector was the only detractor from the performance of the index and the fund, representing an average weight of approximately 2% of the fund’s investments and returning approximately -0.2% for the reporting period. One example from this sector is communications and digital entertainment company AT&T Inc. The fund’s holdings of AT&T Inc. returned approximately -13% for the reporting period. While there were no other sectors that detracted from overall fund performance, the Utilities sector was the smallest contributor to the fund’s total return. Utilities stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately 3% for the reporting period.
The Information Technology sector contributed the most to the fund’s total return, and to the return of the index. Information Technology stocks represented an average weight of approximately 25% of the fund’s investments and returned approximately 30% for the reporting period. One example from this sector is Apple, Inc. The fund’s holdings of Apple, Inc. returned approximately 48% for the reporting period. The Consumer Discretionary sector also provided a meaningful contribution to the return of the fund, representing an average weight of approximately 13% of the fund’s investments and returning approximately 26% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 11, 2017 – August 31, 2018)1

Average Annual Returns1
Fund and Inception Date	6 Months	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	8.22%	15.76%
NAV Return[2]	8.26%	15.72%
Schwab 1000 Index®	8.28%	15.78%
Russell 1000® Index	8.32%	15.81%
ETF Category: Morningstar Large Blend[3]	6.90%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*	Inception (10/11/17) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	986
Weighted Average Market Cap (millions)	$223,592
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	3.3
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF as of August 31, 2018

The Schwab U.S. Large-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index (the index). The index includes the large-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1–750 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund will generally give the same weight to a given stock as the index does.
Market Highlights. U.S. stocks continued their record run over the 12-month reporting period, with small-cap stocks slightly outperforming large-cap stocks, and growth outperforming value. Positive investor sentiment surrounding strong corporate earnings and solid U.S. economic growth supported U.S. equities, and outweighed concerns tied to trade tensions and rising inflation. Meanwhile, the Federal Reserve raised short-term interest rates three times over the reporting period, with market expectations for an additional two hikes in 2018. Within the index, stocks in the Information Technology and Consumer Discretionary sectors were among the better performers, while Consumer Staples and Utilities stocks underperformed by comparison.
Performance. During the 12-month reporting period ended August 31, 2018, the fund closely tracked the index. The fund’s market price return was 19.75% and its NAV return was 19.79%. The index returned 19.81% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. While there were no sectors that detracted from the fund’s performance over the reporting period, the Utilities sector was the smallest contributor to the return of both the index and the fund. Utilities stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately 2% for the reporting period. One example from this sector is energy company PG&E Corp. The fund’s holdings of PG&E Corp. returned approximately -34% for the reporting period. The Telecommunication Services sector was another small contributor to overall fund performance. Telecommunication Services stocks represented an average weight of approximately 2% of the fund’s investments and returned approximately 3% for the reporting period.
The Information Technology sector contributed the most to the fund’s total return, and to the return of the index. Information Technology stocks represented an average weight of approximately 25% of the fund’s investments and returned approximately 34% for the reporting period. One example from this sector is Apple, Inc. The fund’s holdings of Apple, Inc. returned approximately 41% for the reporting period. The Consumer Discretionary sector also provided a meaningful contribution to the return of the fund, representing an average weight of approximately 13% of the fund’s investments and returning approximately 29% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (November 3, 2009 – August 31, 2018)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	19.75%	14.37%	14.65%
NAV Return[2]	19.79%	14.37%	14.66%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.81%	14.41%	14.73%
ETF Category: Morningstar Large Blend[3]	17.70%	12.62%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	756
Weighted Average Market Cap (millions)	$232,954
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	3.3
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF as of August 31, 2018

The Schwab U.S. Large-Cap Growth ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index (the index). The index includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors. The index is a float-adjusted market capitalization weighted index. As of August 31, 2018, the index was composed of 402 stocks. The fund will generally give the same weight to a given stock as the index does.
Market Highlights. U.S. stocks continued their record run over the 12-month reporting period, with small-cap stocks slightly outperforming large-cap stocks, and growth outperforming value. Positive investor sentiment surrounding strong corporate earnings and solid U.S. economic growth supported U.S. equities, and outweighed concerns tied to trade tensions and rising inflation. Meanwhile, the Federal Reserve raised short-term interest rates three times over the reporting period, with market expectations for an additional two hikes in 2018. Within the index, stocks in the Information Technology and Consumer Discretionary sectors were among the better performers, while Telecommunication Services and Utilities stocks underperformed by comparison.
Performance. During the 12-month reporting period ended August 31, 2018, the fund closely tracked the index. The fund’s market price return was 25.87% and its NAV return was 25.88%. The index returned 25.92% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Telecommunication Services sector was the only detractor from the performance of the index and the fund over the reporting period, representing an average weight of approximately less than 1% of the fund’s investments and returning approximately -2% for the reporting period. One example from this sector is Sprint Corp. The fund’s holdings of Sprint Corp. returned approximately -21% for the reporting period. While there were no other sectors that detracted from overall fund performance, the Utilities sector was the smallest contributor to the fund’s total return. Utilities stocks represented an average weight of less than 1% of the fund’s investments and returned approximately 4% for the reporting period.
The Information Technology sector contributed the most to the fund’s total return, and to the return of the index. Information Technology stocks represented an average weight of approximately 33% of the fund’s investments and returned approximately 33% for the reporting period. One example from this sector is Apple, Inc. The fund’s holdings of Apple, Inc. returned approximately 41% for the reporting period. The Consumer Discretionary sector also provided a meaningful contribution to the return of the fund, representing an average weight of approximately 19% of the fund’s investments and returning approximately 36% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 11, 2009 – August 31, 2018)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	25.87%	16.89%	15.61%
NAV Return[2]	25.88%	16.88%	15.61%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	25.92%	16.94%	15.71%
ETF Category: Morningstar Large Growth[3]	24.40%	15.05%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	403
Weighted Average Market Cap (millions)	$289,408
Price/Earnings Ratio (P/E)	25.4
Price/Book Ratio (P/B)	4.7
Portfolio Turnover Rate	5% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF as of August 31, 2018

The Schwab U.S. Large-Cap Value ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index (the index). The index includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors. The index is a float-adjusted market capitalization weighted index. As of August 31, 2018, the index was composed of 355 stocks. The fund will generally give the same weight to a given stock as the index does.
Market Highlights. U.S. stocks continued their record run over the 12-month reporting period, with small-cap stocks slightly outperforming large-cap stocks, and growth outperforming value. Positive investor sentiment surrounding strong corporate earnings and solid U.S. economic growth supported U.S. equities, and outweighed concerns tied to trade tensions and rising inflation. Meanwhile, the Federal Reserve raised short-term interest rates three times over the reporting period, with market expectations for an additional two hikes in 2018. Within the index, stocks in the Information Technology and Energy sectors were among the better performers, while Consumer Staples and Utilities stocks underperformed by comparison.
Performance. During the 12-month reporting period ended August 31, 2018, the fund closely tracked the index. The fund’s market price return was 14.16% and its NAV return was 14.20%. The index returned 14.24% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Consumer Staples sector was the only detractor from the performance of the fund, representing an average weight of approximately 11% of the fund’s investments and returning approximately -1% for the reporting period. One example from this sector is tobacco company Philip Morris International Inc. The fund’s holdings of Philip Morris International Inc. returned approximately -30% for the reporting period. While there were no other sectors that detracted from overall fund performance, the Real Estate sector was the smallest contributor to the fund’s total return. Real Estate stocks represented an average weight of approximately 2% of the fund’s investments and returned approximately 4% for the reporting period.
The Information Technology sector contributed the most to the fund’s total return, and to the return of the index. Information Technology stocks represented an average weight of approximately 17% of the fund’s investments and returned approximately 35% for the reporting period. One example from this sector is technology company Microsoft Corp. The fund’s holdings of the Microsoft Corp. returned approximately 53% for the reporting period. The Financials sector also provided a meaningful contribution to the return of the fund, representing an average weight of approximately 20% of the fund’s investments and returning approximately 16% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 11, 2009 – August 31, 2018)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	14.16%	11.93%	12.52%
NAV Return[2]	14.20%	11.94%	12.52%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	14.24%	12.02%	12.65%
ETF Category: Morningstar Large Value[3]	14.18%	10.73%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	354
Weighted Average Market Cap (millions)	$175,177
Price/Earnings Ratio (P/E)	18.2
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	8% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF as of August 31, 2018

The Schwab U.S. Mid-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the index). The index includes the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 501–1,000 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund will generally give the same weight to a given security as the index does.
Market Highlights. U.S. stocks continued their record run over the 12-month reporting period, with small-cap stocks slightly outperforming large-cap stocks, and growth outperforming value. Positive investor sentiment surrounding strong corporate earnings and solid U.S. economic growth supported U.S. equities, and outweighed concerns tied to trade tensions and rising inflation. Meanwhile, the Federal Reserve raised short-term interest rates three times over the reporting period, with market expectations for an additional two hikes in 2018. Within the index, stocks in the Information Technology and Energy sectors were among the better performers, while Telecommunication Services and Real Estate stocks underperformed by comparison.
Performance. During the 12-month reporting period ended August 31, 2018, the fund closely tracked the index. The fund’s market price return was 21.38% and its NAV return was 21.36%. The index returned 21.42% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. While there were no sectors that detracted from the fund’s performance over the reporting period, the Telecommunication Services sector was the smallest contributor to the return of both the index and the fund. Telecommunication Services stocks represented an average weight of less than 1% of the fund’s investments and returned approximately 1%. One example from this sector is Frontier Communications Corp., a provider of communications services in the U.S. The fund’s holdings of Frontier Communications Corp. returned approximately 2% for the reporting period. (Please note this position was sold prior to the end of the reporting period.) The Consumer Staples sector was another small contributor to overall fund performance. Consumer Staples stocks represented an average weight of approximately 2% of the fund’s investments and returned approximately 12% for the reporting period.
The Information Technology sector contributed the most to the fund’s total return, and to the return of the index. Information Technology stocks represented an average weight of approximately 19% of the fund’s investments and returned approximately 39% for the reporting period. One example from this sector is commerce ecosystem Square, Inc. The fund’s Class A holdings of Square, Inc. had a triple-digit return of approximately 211% for the reporting period. The Industrials sector also provided a meaningful contribution to the return of the fund, representing an average weight of approximately 16% of the fund’s investments and returning approximately 22% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (January 13, 2011 – August 31, 2018)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	21.38%	13.77%	13.25%
NAV Return[2]	21.36%	13.76%	13.25%
Dow Jones U.S. Mid-Cap Total Stock Market Index	21.42%	13.79%	13.30%
ETF Category: Morningstar Mid-Cap Blend[3]	16.69%	11.07%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	493
Weighted Average Market Cap (millions)	$9,518
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	13% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF as of August 31, 2018

The Schwab U.S. Small-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index (the index). The index includes the small-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 751- 2,500 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund will generally give the same weight to a given stock as the index does.
Market Highlights. U.S. stocks continued their record run over the 12-month reporting period, with small-cap stocks slightly outperforming large-cap stocks, and growth outperforming value. Positive investor sentiment surrounding strong corporate earnings and solid U.S. economic growth supported U.S. equities, and outweighed concerns tied to trade tensions and rising inflation. Meanwhile, the Federal Reserve raised short-term interest rates three times over the reporting period, with market expectations for an additional two hikes in 2018. Within the index, stocks in the Health Care and Energy sectors were among the better performers, while Utilities and Telecommunication Services stocks underperformed by comparison.
Performance. During the 12-month reporting period ended August 31, 2018, the fund closely tracked the index. The fund’s market price return was 23.64% and its NAV return was 23.71%. The index returned 23.69% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Information Technology sector contributed the most to the fund’s total return, and to the return of the index. Information Technology stocks represented an average weight of approximately 17% of the fund’s investments and returned approximately 32% for the reporting period. One example from this sector is GrubHub, Inc., an online and mobile platform for restaurant pick-up and delivery orders. The fund’s holdings of GrubHub, Inc. had a triple-digit return of approximately 152% for the reporting period. The Health Care sector also provided a meaningful contribution to the return of the fund, representing an average weight of approximately 14% of the fund’s investments and returning approximately 35%.
While there were no sectors that detracted from the fund’s performance over the reporting period, the Telecommunication Services sector was the smallest contributor to the return of both the index and the fund. Telecommunication Services stocks represented an average weight of less than 1% of the fund’s investments and returned approximately 6% for the reporting period. One example from this sector is Frontier Communications Corp., a provider of communications services in the U.S. The fund’s holdings of Frontier Communications Corp. returned approximately -58% for the reporting period. The Utilities sector was another small contributor to overall fund performance. Utilities stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately 5% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (November 3, 2009 – August 31, 2018)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	23.64%	12.93%	15.78%
NAV Return[2]	23.71%	12.91%	15.78%
Dow Jones U.S. Small-Cap Total Stock Market Index	23.69%	12.88%	15.82%
ETF Category: Morningstar Small Blend[3]	21.89%	11.48%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	1,726
Weighted Average Market Cap (millions)	$3,683
Price/Earnings Ratio (P/E)	18.8
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate	9% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF as of August 31, 2018

The Schwab U.S. Dividend Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100TM Index (the index). The index is designed to measure the performance of high-dividend-yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding real estate investment trusts (REITs), master limited partnerships, preferred stocks, and convertibles. The index is modified market capitalization weighted. The fund will generally give the same weight to a given stock as the index does.
Market Highlights. U.S. stocks continued their record run over the 12-month reporting period, with small-cap stocks slightly outperforming large-cap stocks, and growth outperforming value. Positive investor sentiment surrounding strong corporate earnings and solid U.S. economic growth supported U.S. equities, and outweighed concerns tied to trade tensions and rising inflation. Meanwhile, the Federal Reserve raised short-term interest rates three times over the reporting period, with market expectations for an additional two hikes in 2018. Within the index, stocks in the Information Technology and Consumer Discretionary sectors were among the better performers, while Materials and Consumer Staples stocks underperformed by comparison.
Performance. During the 12-month reporting period ended August 31, 2018, the fund closely tracked the index. The fund’s market price return was 18.18% and its NAV return was 18.21%. The index returned 18.30% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. While there were no detractors from the fund’s performance over the reporting period, the Materials sector was the smallest contributor to the return of both the index and the fund. The Materials sector, representing an average weight of approximately 4% of the fund’s investments, returned approximately -1% for the reporting period. One example from this sector is advanced materials and specialty additives company Eastman Chemical Co. The fund’s holdings of Eastman Chemical Co. returned approximately -10% for the reporting period. The Utilities sector was another small contributor to overall fund performance. The Utilities sector represented an average weight of less than 1% of the fund’s investments and returned approximately 7% for the reporting period.
The Information Technology sector contributed the most to the fund’s total return, and to the return of the index. Information Technology stocks represented an average weight of approximately 21% of the fund’s investments and returned approximately 31% for the reporting period. One example from this sector is Intel Corp. The fund’s holdings of Intel Corp. returned approximately 41% for the reporting period. The Consumer Discretionary sector also provided a meaningful contribution to the return of the fund, representing an average weight of approximately 12% of the fund’s investments and returning approximately 29% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of August 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 20, 2011 – August 31, 2018)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	18.18%	13.00%	14.66%
NAV Return[2]	18.21%	12.99%	14.66%
Dow Jones U.S. Dividend 100TM Index	18.30%	13.11%	14.80%
ETF Category: Morningstar Large Value[3]	14.18%	10.73%	N/A
Fund Expense Ratio[4]: 0.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of August 31, 2018 (continued)

Statistics1
Number of Holdings	101
Weighted Average Market Cap (millions)	$128,275
Price/Earnings Ratio (P/E)	16.8
Price/Book Ratio (P/B)	4.3
Portfolio Turnover Rate	23% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2018 and held through August 31, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/18	Ending Account Value (Net of Expenses) at 8/31/18	Expenses Paid During Period 3/1/18-8/31/18[2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$1,088.30	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab 1000 Index ETF
Actual Return	0.05%	$1,000.00	$1,082.60	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$1,082.00	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$1,114.00	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$1,051.00	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.05%	$1,000.00	$1,112.10	$0.27
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab U.S. Small-Cap ETF
Actual Return	0.05%	$1,000.00	$1,144.60	$0.27
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab U.S. Dividend Equity ETF
Actual Return	0.07%	$1,000.00	$1,058.20	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The Financial Highlights for the Schwab 1000 Index ETF covers the period from commencement of operations to the end of the period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$59.72	$52.42	$48.02	$48.75	$39.79
Income (loss) from investment operations:
Net investment income (loss)[1]	1.18	1.12	1.03	0.99	0.85
Net realized and unrealized gains (losses)	10.77	7.20	4.34	(0.79)	8.93
Total from investment operations	11.95	8.32	5.37	0.20	9.78
Less distributions:
Distributions from net investment income	(1.12)	(1.02)	(0.97)	(0.93)	(0.82)
Net asset value at end of period	$70.55	$59.72	$52.42	$48.02	$48.75
Total return	20.20%	16.03%	11.35%	0.33%	24.77%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03% [2]	0.04%	0.04%
Net investment income (loss)	1.81%	1.99%	2.09%	1.98%	1.90%
Portfolio turnover rate[3]	4%	4%	5%	3%	4%
Net assets, end of period (x 1,000)	$13,326,391	$10,215,289	$6,858,980	$4,919,185	$3,654,037

1
Calculated based on the average shares outstanding during the period.
2
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	106,210,824

Banks 6.4%
Bank of America Corp.	4,220,025	1.0	130,525,373
Citigroup, Inc.	1,139,296	0.6	81,163,447
JPMorgan Chase & Co.	1,524,401	1.3	174,665,867
Wells Fargo & Co.	1,961,391	0.9	114,702,146
Other Securities		2.6	357,306,993
		6.4	858,363,826

Capital Goods 7.1%
3M Co.	265,292	0.4	55,955,389
General Electric Co.	3,880,895	0.4	50,218,781
Honeywell International, Inc.	335,198	0.4	53,316,594
The Boeing Co.	245,434	0.7	84,132,321
Other Securities		5.2	709,276,147
		7.1	952,899,232

Commercial & Professional Services 1.0%
Other Securities		1.0	137,959,150

Consumer Durables & Apparel 1.4%
Other Securities		1.4	181,772,607

Consumer Services 2.1%
McDonald's Corp.	351,629	0.4	57,044,773
Other Securities		1.7	221,125,071
		2.1	278,169,844

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	862,833	1.4	180,090,504
The Charles Schwab Corp. (b)	534,013	0.2	27,122,520
Other Securities		3.5	475,112,990
		5.1	682,326,014

Energy 5.6%
Chevron Corp.	854,892	0.8	101,270,506
Exxon Mobil Corp.	1,895,699	1.2	151,978,189
Other Securities		3.6	493,173,994
		5.6	746,422,689

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.3%
Walmart, Inc.	648,377	0.5	62,153,419
Other Securities		0.8	111,111,147
		1.3	173,264,566

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	847,895	0.4	49,618,815
PepsiCo, Inc.	634,305	0.5	71,048,503
Philip Morris International, Inc.	696,095	0.4	54,218,840
The Coca-Cola Co.	1,716,260	0.6	76,493,708
Other Securities		1.5	197,439,906
		3.4	448,819,772

Health Care Equipment & Services 6.3%
Abbott Laboratories	782,936	0.4	52,331,442
Medtronic plc	606,566	0.5	58,479,028
UnitedHealth Group, Inc.	430,681	0.9	115,620,621
Other Securities		4.5	611,489,318
		6.3	837,920,409

Household & Personal Products 1.4%
The Procter & Gamble Co.	1,127,164	0.7	93,498,254
Other Securities		0.7	90,010,199
		1.4	183,508,453

Insurance 2.6%
Other Securities		2.6	344,874,661

Materials 2.9%
DowDuPont, Inc.	1,038,746	0.6	72,847,257
Other Securities		2.3	316,479,593
		2.9	389,326,850

Media 2.3%
Comcast Corp., Class A	2,052,713	0.6	75,929,854
The Walt Disney Co.	664,353	0.6	74,420,823
Other Securities		1.1	155,671,990
		2.3	306,022,667

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	677,685	0.5	65,044,206
Amgen, Inc.	298,275	0.5	59,598,328
Johnson & Johnson	1,200,943	1.2	161,755,013
Merck & Co., Inc.	1,203,692	0.6	82,561,234

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	2,619,784	0.8	108,773,432
Other Securities		4.3	570,063,489
		7.9	1,047,795,702

Real Estate 3.7%
Other Securities		3.7	488,897,708

Retailing 6.6%
Amazon.com, Inc. *	180,432	2.7	363,157,291
Netflix, Inc. *	194,585	0.6	71,545,013
The Home Depot, Inc.	515,834	0.8	103,563,992
Other Securities		2.5	337,752,933
		6.6	876,019,229

Semiconductors & Semiconductor Equipment 3.7%
Intel Corp.	2,085,492	0.8	101,000,378
NVIDIA Corp.	272,034	0.6	76,354,503
Texas Instruments, Inc.	438,878	0.4	49,329,887
Other Securities		1.9	269,437,132
		3.7	496,121,900

Software & Services 15.4%
Accenture plc, Class A	287,203	0.4	48,557,411
Adobe Systems, Inc. *	220,262	0.4	58,041,240
Alphabet, Inc., Class A *	133,884	1.2	164,918,311
Alphabet, Inc., Class C *	135,982	1.3	165,651,913
Facebook, Inc., Class A *	1,074,562	1.4	188,832,780
International Business Machines Corp.	382,065	0.4	55,964,881
Mastercard, Inc., Class A	410,752	0.7	88,541,701
Microsoft Corp.	3,442,301	2.9	386,673,671
Oracle Corp.	1,337,743	0.5	64,987,555
Visa, Inc., Class A	801,548	0.9	117,739,386
Other Securities		5.3	707,723,035
		15.4	2,047,631,884

Technology Hardware & Equipment 6.2%
Apple, Inc.	2,201,774	3.8	501,189,816
Cisco Systems, Inc.	2,105,056	0.8	100,558,525
Other Securities		1.6	231,930,951
		6.2	833,679,292

Telecommunication Services 1.8%
AT&T, Inc.	3,252,582	0.8	103,887,469
Verizon Communications, Inc.	1,847,641	0.8	100,456,241
Other Securities		0.2	31,151,073
		1.8	235,494,783

Transportation 2.1%
Union Pacific Corp.	347,113	0.4	52,282,160
Other Securities		1.7	229,070,731
		2.1	281,352,891

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 2.8%
Other Securities		2.8	371,025,882
Total Common Stock
(Cost $9,464,271,629)			13,305,880,835

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	30,912

Media 0.0%
Other Securities		0.0	3,586

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	142,452
Total Rights
(Cost $69,051)			176,950

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
Other Securities		0.1	16,783,876

Securities Lending Collateral 0.3%
Other Securities		0.3	40,466,415
Total Other Investment Companies
(Cost $57,250,291)			57,250,291

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	135	19,589,175	199,159
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,334,938.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2018:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	480,215	83,295	(29,497)	534,013	$4,499,767	$612,864	$206,839

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$13,305,880,835	$—	$—	$13,305,880,835
Rights [1]
Materials	—	—	30,912	30,912
Media	—	—	3,586	3,586
Pharmaceuticals, Biotechnology & Life Sciences	—	—	142,452	142,452
Other Investment Companies[1]	57,250,291	—	—	57,250,291
Futures Contracts[2]	199,159	—	—	199,159
Total	$13,363,330,285	$—	$176,950	$13,363,507,235
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in affiliated issuers, at value (cost $17,573,528)		$27,122,520
Investments in unaffiliated issuers, at value (cost $9,463,551,028) including securities on loan of $39,334,938		13,295,719,141
Collateral invested for securities on loan, at value (cost $40,466,415)		40,466,415
Deposit with broker for futures contracts		1,932,000
Receivables:
Investments sold		12,156
Dividends		22,024,927
Income from securities on loan		81,607
Variation margin on futures contracts	+	281
Total assets		13,387,359,047
Liabilities
Collateral held for securities on loan		40,466,415
Payables:
Investments bought		20,137,177
Investment adviser fees	+	364,744
Total liabilities		60,968,336
Net Assets
Total assets		13,387,359,047
Total liabilities	–	60,968,336
Net assets		$13,326,390,711
Net Assets by Source
Capital received from investors		9,490,581,866
Net investment income not yet distributed		44,482,540
Net realized capital losses		(50,589,959)
Net unrealized capital appreciation		3,841,916,264

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,326,390,711		188,900,000		$70.55

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2017 through August 31, 2018
Investment Income
Dividends received from affiliated issuer		$206,839
Dividends received from unaffiliated issuers (net of foreign withholding tax of $11,986)		212,984,839
Securities on loan, net	+	1,421,835
Total investment income		214,613,513
Expenses
Investment adviser fees		3,536,110
Total expenses	–	3,536,110
Net investment income		211,077,403
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		88,150
Net realized gains on unaffiliated investments		421,520
Net realized gains on in-kind redemptions on affiliated issuer		524,714
Net realized gains on in-kind redemptions on unaffiliated investments		185,259,927
Net realized gains on futures contracts	+	5,884,184
Net realized gains		192,178,495
Net change in unrealized appreciation (depreciation) on affiliated issuer		4,499,767
Net change in unrealized appreciation (depreciation) on unaffiliated investments		1,740,211,343
Net change in unrealized appreciation (depreciation) on futures contracts	+	(19,117)
Net change in unrealized appreciation (depreciation)	+	1,744,691,993
Net realized and unrealized gains		1,936,870,488
Increase in net assets resulting from operations		$2,147,947,891

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/17-8/31/18		9/1/16-8/31/17
Net investment income		$211,077,403	$164,126,586
Net realized gains		192,178,495	43,535,124
Net change in unrealized appreciation (depreciation)	+	1,744,691,993	1,013,429,396
Increase in net assets resulting from operations		2,147,947,891	1,221,091,106
Distributions to Shareholders
Distributions from net investment income		($199,698,380)	($148,352,855)

Transactions in Fund Shares
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,600,000	$1,536,444,895	42,450,000	$2,407,830,577
Shares redeemed	+	(5,750,000)	(373,592,989)	(2,250,000)	(124,259,166)
Net transactions in fund shares		17,850,000	$1,162,851,906	40,200,000	$2,283,571,411
Shares Outstanding and Net Assets
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		171,050,000	$10,215,289,294	130,850,000	$6,858,979,632
Total increase	+	17,850,000	3,111,101,417	40,200,000	3,356,309,662
End of period		188,900,000	$13,326,390,711	171,050,000	$10,215,289,294
Net investment income not yet distributed			$44,482,540		$35,791,135

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Financial Statements
Financial Highlights
10/11/17 [1]– 8/31/18
Per-Share Data
Net asset value at beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.44
Net realized and unrealized gains (losses)	3.47
Total from investment operations	3.91
Less distributions:
Distributions from net investment income	(0.29)
Net asset value at end of period	$28.62
Total return	15.72% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]
Net investment income (loss)	1.87% [4]
Portfolio turnover rate[5]	3% [3]
Net assets, end of period (x 1,000)	$486,487

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	3,775,955

Banks 6.2%
Bank of America Corp.	165,341	1.1	5,113,997
Citigroup, Inc.	44,701	0.7	3,184,499
JPMorgan Chase & Co.	59,695	1.4	6,839,853
Wells Fargo & Co.	76,908	0.9	4,497,580
Other Securities		2.1	10,742,059
		6.2	30,377,988

Capital Goods 7.0%
3M Co.	10,403	0.5	2,194,201
General Electric Co.	152,232	0.4	1,969,882
Honeywell International, Inc.	13,162	0.4	2,093,548
The Boeing Co.	9,608	0.7	3,293,526
Other Securities		5.0	24,302,758
		7.0	33,853,915

Commercial & Professional Services 0.8%
Other Securities		0.8	3,940,738

Consumer Durables & Apparel 1.2%
Other Securities		1.2	5,904,947

Consumer Services 2.0%
McDonald's Corp.	13,746	0.5	2,230,014
Other Securities		1.5	7,451,341
		2.0	9,681,355

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	33,762	1.5	7,046,805
The Charles Schwab Corp. (a)	20,848	0.2	1,058,870
Other Securities		3.5	17,267,821
		5.2	25,373,496

Energy 5.6%
Chevron Corp.	33,530	0.8	3,971,964
Exxon Mobil Corp.	74,263	1.2	5,953,665
Other Securities		3.6	17,459,872
		5.6	27,385,501

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.3%
Walmart, Inc.	25,332	0.5	2,428,326
Other Securities		0.8	4,054,353
		1.3	6,482,679

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	33,100	0.4	1,937,012
PepsiCo, Inc.	24,841	0.6	2,782,440
Philip Morris International, Inc.	27,215	0.4	2,119,776
The Coca-Cola Co.	67,098	0.6	2,990,558
Other Securities		1.5	7,108,286
		3.5	16,938,072

Health Care Equipment & Services 6.3%
Abbott Laboratories	30,762	0.4	2,056,132
Medtronic plc	23,719	0.5	2,286,749
UnitedHealth Group, Inc.	16,843	0.9	4,521,672
Other Securities		4.5	21,547,340
		6.3	30,411,893

Household & Personal Products 1.4%
The Procter & Gamble Co.	44,079	0.8	3,656,353
Other Securities		0.6	3,291,924
		1.4	6,948,277

Insurance 2.6%
Other Securities		2.6	12,489,614

Materials 2.8%
DowDuPont, Inc.	40,767	0.6	2,858,990
Other Securities		2.2	10,684,725
		2.8	13,543,715

Media 2.3%
Comcast Corp., Class A	80,597	0.6	2,981,283
The Walt Disney Co.	26,092	0.6	2,922,826
Other Securities		1.1	5,313,725
		2.3	11,217,834

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	26,580	0.5	2,551,148
Amgen, Inc.	11,653	0.5	2,328,386
Johnson & Johnson	47,062	1.3	6,338,781
Merck & Co., Inc.	47,145	0.7	3,233,676

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	102,553	0.9	4,258,001
Other Securities		3.9	19,283,356
		7.8	37,993,348

Real Estate 3.4%
Other Securities		3.4	16,399,686

Retailing 6.7%
Amazon.com, Inc. *	7,064	2.9	14,217,783
Netflix, Inc. *	7,632	0.6	2,806,134
The Home Depot, Inc.	20,261	0.8	4,067,801
Other Securities		2.4	11,710,919
		6.7	32,802,637

Semiconductors & Semiconductor Equipment 3.8%
Intel Corp.	81,613	0.8	3,952,518
NVIDIA Corp.	10,627	0.6	2,982,786
Texas Instruments, Inc.	17,143	0.4	1,926,873
Other Securities		2.0	9,766,209
		3.8	18,628,386

Software & Services 15.8%
Accenture plc, Class A	11,323	0.4	1,914,380
Adobe Systems, Inc. *	8,621	0.5	2,271,720
Alphabet, Inc., Class A *	5,246	1.3	6,462,023
Alphabet, Inc., Class C *	5,320	1.3	6,480,771
Facebook, Inc., Class A *	42,061	1.5	7,391,380
International Business Machines Corp.	14,960	0.5	2,191,341
Mastercard, Inc., Class A	16,066	0.7	3,463,187
Microsoft Corp.	134,849	3.1	15,147,588
Oracle Corp.	52,248	0.5	2,538,208
Visa, Inc., Class A	31,355	1.0	4,605,736
Other Securities		5.0	24,642,607
		15.8	77,108,941

Technology Hardware & Equipment 6.4%
Apple, Inc.	86,224	4.0	19,627,169
Cisco Systems, Inc.	82,389	0.8	3,935,722
Other Securities		1.6	7,521,084
		6.4	31,083,975

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 1.8%
AT&T, Inc.	127,249	0.8	4,064,333
Verizon Communications, Inc.	72,453	0.8	3,939,270
Other Securities		0.2	900,335
		1.8	8,903,938

Transportation 2.2%
Union Pacific Corp.	13,666	0.4	2,058,373
Other Securities		1.8	8,422,882
		2.2	10,481,255

Utilities 2.8%
Other Securities		2.8	13,714,630
Total Common Stock
(Cost $447,090,271)			485,442,775

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	274,801
Total Other Investment Company
(Cost $274,801)			274,801

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	7	1,015,735	14,768
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2018:
	Balance of Shares Held at 10/11/17 (a)	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	—	21,226	(378)	20,848	$15,417	($250)	$5,964
(a)	Commencement of operations.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$485,442,775	$—	$—	$485,442,775
Other Investment Company[1]	274,801	—	—	274,801
Futures Contracts[2]	14,768	—	—	14,768
Total	$485,732,344	$—	$—	$485,732,344
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in affiliated issuers, at value (cost $1,043,453)		$1,058,870
Investments in unaffiliated issuers, at value (cost $446,321,619)		484,658,706
Deposit with broker for futures contracts		40,600
Receivables:
Dividends	+	804,258
Total assets		486,562,434
Liabilities
Payables:
Investments bought		53,733
Investment adviser fees	+	21,206
Total liabilities		74,939
Net Assets
Total assets		486,562,434
Total liabilities	–	74,939
Net assets		$486,487,495
Net Assets by Source
Capital received from investors		447,172,095
Net investment income not yet distributed		1,521,163
Net realized capital losses		(573,035)
Net unrealized capital appreciation		38,367,272

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$486,487,495		17,000,000		$28.62

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Operations

For the period October 11, 2017* through August 31, 2018
Investment Income
Dividends received from affiliated issuer		$5,964
Dividends received from unaffiliated issuers (net of foreign withholding tax of $291)	+	5,276,324
Total investment income		5,282,288
Expenses
Investment adviser fees		138,920
Total expenses	–	138,920
Net investment income		5,143,368
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(1,190)
Net realized losses on unaffiliated investments		(626,879)
Net realized gains on in-kind redemptions on affiliated issuer		940
Net realized gains on in-kind redemptions on unaffiliated investments		213,085
Net realized gains on futures contracts	+	48,548
Net realized losses		(365,496)
Net change in unrealized appreciation (depreciation) on affiliated issuer		15,417
Net change in unrealized appreciation (depreciation) on unaffiliated investments		38,337,087
Net change in unrealized appreciation (depreciation) on futures contracts	+	14,768
Net change in unrealized appreciation (depreciation)	+	38,367,272
Net realized and unrealized gains		38,001,776
Increase in net assets resulting from operations		$43,145,144
*	Commencement of operations.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on October 11, 2017, it has no prior report period.
Operations
	10/11/17*-8/31/18
Net investment income		$5,143,368
Net realized losses		(365,496)
Net change in unrealized appreciation (depreciation)	+	38,367,272
Increase in net assets resulting from operations		43,145,144
Distributions to Shareholders
Distributions from net investment income		($3,615,715)

Transactions in Fund Shares
		10/11/17*-8/31/18
		SHARES	VALUE
Shares sold		17,100,001	$449,565,045
Shares redeemed	+	(100,001)	(2,606,979)
Net transactions in fund shares		17,000,000	$446,958,066
Shares Outstanding and Net Assets
		10/11/17*-8/31/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	17,000,000	486,487,495
End of period		17,000,000	$486,487,495
Net investment income not yet distributed			$1,521,163
*	Commencement of operations.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$59.10	$51.75	$47.30	$47.99	$39.06
Income (loss) from investment operations:
Net investment income (loss)	1.19 [1]	1.15 [1]	1.03 [1]	1.01 [1]	0.83
Net realized and unrealized gains (losses)	10.39	7.24	4.41	(0.77)	8.92
Total from investment operations	11.58	8.39	5.44	0.24	9.75
Less distributions:
Distributions from net investment income	(1.15)	(1.04)	(0.99)	(0.93)	(0.82)
Net asset value at end of period	$69.53	$59.10	$51.75	$47.30	$47.99
Total return	19.79%	16.39%	11.66%	0.43%	25.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03% [2]	0.04%	0.04%
Net investment income (loss)	1.86%	2.07%	2.13%	2.04%	1.95%
Portfolio turnover rate[3]	3%	4%	4%	4%	5%
Net assets, end of period (x 1,000)	$14,989,877	$9,824,643	$6,218,346	$4,329,918	$3,191,644

1
Calculated based on the average shares outstanding during the period.
2
Effective November 12, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	109,885,274

Banks 5.9%
Bank of America Corp.	5,311,943	1.1	164,298,397
Citigroup, Inc.	1,440,880	0.7	102,648,291
JPMorgan Chase & Co.	1,919,170	1.5	219,898,499
Wells Fargo & Co.	2,470,067	1.0	144,449,518
Other Securities		1.6	258,124,252
		5.9	889,418,957

Capital Goods 6.8%
3M Co.	335,933	0.5	70,854,988
General Electric Co.	4,898,568	0.4	63,387,470
Honeywell International, Inc.	422,473	0.5	67,198,555
The Boeing Co.	308,280	0.7	105,675,301
Other Securities		4.7	718,128,589
		6.8	1,025,244,903

Commercial & Professional Services 0.8%
Other Securities		0.8	121,921,652

Consumer Durables & Apparel 1.2%
Other Securities		1.2	187,093,831

Consumer Services 1.9%
McDonald's Corp.	442,055	0.5	71,714,583
Other Securities		1.4	206,825,401
		1.9	278,539,984

Diversified Financials 5.3%
Berkshire Hathaway, Inc., Class B *	1,084,680	1.5	226,394,410
The Charles Schwab Corp. (b)	669,366	0.2	33,997,099
Other Securities		3.6	527,724,286
		5.3	788,115,795

Energy 5.7%
Chevron Corp.	1,075,770	0.9	127,435,714
Exxon Mobil Corp.	2,384,615	1.3	191,174,585
Other Securities		3.5	537,139,251
		5.7	855,749,550

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Walmart, Inc.	815,697	0.5	78,192,714
Other Securities		0.9	130,367,000
		1.4	208,559,714

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	1,067,690	0.4	62,481,219
PepsiCo, Inc.	798,786	0.6	89,472,020
Philip Morris International, Inc.	876,065	0.5	68,236,703
The Coca-Cola Co.	2,158,654	0.6	96,211,209
Other Securities		1.5	227,765,358
		3.6	544,166,509

Health Care Equipment & Services 6.3%
Abbott Laboratories	986,707	0.4	65,951,496
Medtronic plc	762,363	0.5	73,499,417
UnitedHealth Group, Inc.	541,042	1.0	145,248,135
Other Securities		4.4	653,562,125
		6.3	938,261,173

Household & Personal Products 1.5%
The Procter & Gamble Co.	1,420,027	0.8	117,791,240
Other Securities		0.7	100,015,367
		1.5	217,806,607

Insurance 2.6%
Other Securities		2.6	383,740,439

Materials 2.7%
DowDuPont, Inc.	1,307,854	0.6	91,719,801
Other Securities		2.1	315,800,784
		2.7	407,520,585

Media 2.4%
Comcast Corp., Class A	2,587,435	0.7	95,709,221
The Walt Disney Co.	837,525	0.6	93,819,550
Other Securities		1.1	164,223,186
		2.4	353,751,957

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	853,921	0.5	81,959,338
Amgen, Inc.	374,377	0.5	74,804,268
Johnson & Johnson	1,510,642	1.4	203,468,371
Merck & Co., Inc.	1,515,145	0.7	103,923,796

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	3,295,098	0.9	136,812,469
Other Securities		3.8	565,326,612
		7.8	1,166,294,854

Real Estate 3.1%
Other Securities		3.1	471,636,470

Retailing 7.0%
Amazon.com, Inc. *	227,074	3.1	457,034,111
Netflix, Inc. *	244,546	0.6	89,914,673
The Home Depot, Inc.	650,412	0.9	130,583,217
Other Securities		2.4	365,335,488
		7.0	1,042,867,489

Semiconductors & Semiconductor Equipment 3.8%
Intel Corp.	2,623,786	0.9	127,069,956
NVIDIA Corp.	341,974	0.6	95,985,262
Texas Instruments, Inc.	552,451	0.4	62,095,492
Other Securities		1.9	290,643,532
		3.8	575,794,242

Software & Services 15.9%
Accenture plc, Class A	361,511	0.4	61,120,665
Adobe Systems, Inc. *	277,600	0.5	73,150,376
Alphabet, Inc., Class A *	168,450	1.4	207,496,710
Alphabet, Inc., Class C *	171,259	1.4	208,626,001
Facebook, Inc., Class A *	1,350,955	1.6	237,403,322
International Business Machines Corp.	479,960	0.5	70,304,541
Mastercard, Inc., Class A	516,075	0.7	111,245,127
Microsoft Corp.	4,332,400	3.2	486,658,492
Oracle Corp.	1,679,106	0.5	81,570,970
Visa, Inc., Class A	1,005,532	1.0	147,702,596
Other Securities		4.7	697,057,662
		15.9	2,382,336,462

Technology Hardware & Equipment 6.5%
Apple, Inc.	2,771,539	4.2	630,885,423
Cisco Systems, Inc.	2,649,458	0.9	126,564,609
Other Securities		1.4	218,707,829
		6.5	976,157,861

Telecommunication Services 1.9%
AT&T, Inc.	4,092,835	0.9	130,725,150
Verizon Communications, Inc.	2,329,148	0.8	126,635,777
Other Securities		0.2	28,541,032
		1.9	285,901,959

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.2%
Union Pacific Corp.	436,546	0.4	65,752,559
Other Securities		1.8	261,062,527
		2.2	326,815,086

Utilities 2.8%
Other Securities		2.8	419,930,342
Total Common Stock
(Cost $11,268,497,783)			14,957,511,695

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
Other Securities		0.0	6,495,243

Securities Lending Collateral 0.2%
Other Securities		0.2	25,468,985
Total Other Investment Companies
(Cost $31,964,228)			31,964,228

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	210	30,472,050	579,691
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,811,422.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2018:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	520,057	184,984	(35,675)	669,366	$4,865,933	$523,373	$241,318

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$14,957,511,695	$—	$—	$14,957,511,695
Other Investment Companies[1]	31,964,228	—	—	31,964,228
Futures Contracts[2]	579,691	—	—	579,691
Total	$14,990,055,614	$—	$—	$14,990,055,614
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in affiliated issuers, at value (cost $24,149,289)		$33,997,099
Investments in unaffiliated issuers, at value (cost $11,250,843,737) including securities on loan of $24,811,422		14,930,009,839
Collateral invested for securities on loan, at value (cost $25,468,985)		25,468,985
Cash		159,407
Deposit with broker for futures contracts		1,438,400
Receivables:
Dividends		26,269,608
Fund shares sold		6,950,136
Income from securities on loan		29,459
Variation margin on futures contracts	+	853
Total assets		15,024,323,786
Liabilities
Collateral held for securities on loan		25,468,985
Payables:
Investments bought		8,569,023
Investment adviser fees	+	408,367
Total liabilities		34,446,375
Net Assets
Total assets		15,024,323,786
Total liabilities	–	34,446,375
Net assets		$14,989,877,411
Net Assets by Source
Capital received from investors		11,320,394,855
Net investment income not yet distributed		50,766,094
Net realized capital losses		(70,877,141)
Net unrealized capital appreciation		3,689,593,603

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,989,877,411		215,600,000		$69.53

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2017 through August 31, 2018
Investment Income
Dividends received from affiliated issuer		$241,318
Dividends received from unaffiliated issuers (net of foreign withholding tax of $9,720)		225,945,698
Securities on loan, net	+	482,436
Total investment income		226,669,452
Expenses
Investment adviser fees		3,631,627
Total expenses	–	3,631,627
Net investment income		223,037,825
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(56,416)
Net realized losses on unaffiliated investments		(28,870,449)
Net realized gains on in-kind redemptions on affiliated issuer		579,789
Net realized gains on in-kind redemptions on unaffiliated investments		183,795,724
Net realized gains on futures contracts	+	3,529,287
Net realized gains		158,977,935
Net change in unrealized appreciation (depreciation) on affiliated issuer		4,865,933
Net change in unrealized appreciation (depreciation) on unaffiliated investments		1,782,207,687
Net change in unrealized appreciation (depreciation) on futures contracts	+	335,081
Net change in unrealized appreciation (depreciation)	+	1,787,408,701
Net realized and unrealized gains		1,946,386,636
Increase in net assets resulting from operations		$2,169,424,461

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/17-8/31/18		9/1/16-8/31/17
Net investment income		$223,037,825	$162,835,061
Net realized gains		158,977,935	14,120,513
Net change in unrealized appreciation (depreciation)	+	1,787,408,701	1,017,321,006
Increase in net assets resulting from operations		2,169,424,461	1,194,276,580
Distributions to Shareholders
Distributions from net investment income		($208,413,000)	($144,692,485)

Transactions in Fund Shares
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		56,450,000	$3,665,022,620	48,300,000	$2,678,471,964
Shares redeemed	+	(7,100,000)	(460,799,703)	(2,200,000)	(121,758,832)
Net transactions in fund shares		49,350,000	$3,204,222,917	46,100,000	$2,556,713,132
Shares Outstanding and Net Assets
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		166,250,000	$9,824,643,033	120,150,000	$6,218,345,806
Total increase	+	49,350,000	5,165,234,378	46,100,000	3,606,297,227
End of period		215,600,000	$14,989,877,411	166,250,000	$9,824,643,033
Net investment income not yet distributed			$50,766,094		$38,513,594

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$65.55	$55.25	$51.93	$50.11	$39.60
Income (loss) from investment operations:
Net investment income (loss)	0.68 [1]	0.75 [1]	0.59 [1]	0.66 [1]	0.56
Net realized and unrealized gains (losses)	16.17	10.17	3.30	1.79	10.50
Total from investment operations	16.85	10.92	3.89	2.45	11.06
Less distributions:
Distributions from net investment income	(0.71)	(0.62)	(0.57)	(0.63)	(0.55)
Net asset value at end of period	$81.69	$65.55	$55.25	$51.93	$50.11
Total return	25.88%	19.89%	7.56%	4.87%	28.11%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.05% [2]	0.07% [3]	0.07%	0.07%
Net investment income (loss)	0.93%	1.25%	1.14%	1.25%	1.29%
Portfolio turnover rate[4]	5%	5%	7%	10%	7%
Net assets, end of period (x 1,000)	$6,886,721	$4,470,809	$2,980,475	$2,246,101	$1,485,805

1
Calculated based on the average shares outstanding during the period.
2
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.4%
Other Securities		0.4	26,259,738

Banks 0.5%
Other Securities		0.5	33,843,738

Capital Goods 6.7%
3M Co.	304,525	0.9	64,230,413
Lockheed Martin Corp.	127,417	0.6	40,825,681
The Boeing Co.	280,829	1.4	96,265,373
Other Securities		3.8	259,226,289
		6.7	460,547,756

Commercial & Professional Services 1.1%
Other Securities		1.1	73,391,532

Consumer Durables & Apparel 1.9%
NIKE, Inc., Class B	658,316	0.8	54,113,575
Other Securities		1.1	74,380,953
		1.9	128,494,528

Consumer Services 1.8%
Starbucks Corp.	709,158	0.5	37,904,495
Other Securities		1.3	89,390,924
		1.8	127,295,419

Diversified Financials 6.5%
Berkshire Hathaway, Inc., Class B *	987,478	3.0	206,106,408
BlackRock, Inc.	63,319	0.4	30,333,600
Morgan Stanley	698,728	0.5	34,118,888
The Charles Schwab Corp. (b)	612,730	0.4	31,120,557
Other Securities		2.2	147,660,037
		6.5	449,339,490

Energy 2.8%
EOG Resources, Inc.	296,963	0.5	35,109,935
Schlumberger Ltd.	710,874	0.7	44,898,802
Other Securities		1.6	112,610,822
		2.8	192,619,559

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	224,633	0.8	52,368,691
Walgreens Boots Alliance, Inc.	436,308	0.4	29,913,277
Other Securities		0.0	4,617,723
		1.2	86,899,691

Food, Beverage & Tobacco 1.1%
Other Securities		1.1	75,059,080

Health Care Equipment & Services 9.8%
Aetna, Inc.	167,295	0.5	33,504,170
Becton Dickinson & Co.	136,963	0.5	35,866,501
Danaher Corp.	315,189	0.5	32,634,669
Intuitive Surgical, Inc. *	58,128	0.5	32,551,680
Medtronic plc	694,486	1.0	66,955,395
UnitedHealth Group, Inc.	492,637	1.9	132,253,329
Other Securities		4.9	338,556,823
		9.8	672,322,567

Household & Personal Products 0.6%
Other Securities		0.6	39,183,112

Insurance 1.0%
Other Securities		1.0	71,418,143

Materials 1.8%
Other Securities		1.8	121,892,204

Media 3.5%
Charter Communications, Inc., Class A *	95,259	0.4	29,568,394
Comcast Corp., Class A	2,355,367	1.3	87,125,025
The Walt Disney Co.	762,404	1.2	85,404,496
Other Securities		0.6	42,375,701
		3.5	244,473,616

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Allergan plc	174,012	0.5	33,359,841
Amgen, Inc.	341,399	1.0	68,214,934
Biogen, Inc. *	108,225	0.6	38,256,455
Celgene Corp. *	363,105	0.5	34,295,267
Thermo Fisher Scientific, Inc.	206,428	0.7	49,356,935
Other Securities		2.8	194,639,343
		6.1	418,122,775

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 4.1%
American Tower Corp.	226,711	0.5	33,807,144
Simon Property Group, Inc.	158,497	0.4	29,009,706
Other Securities		3.2	218,760,521
		4.1	281,577,371

Retailing 12.7%
Amazon.com, Inc. *	206,517	6.0	415,658,831
Booking Holdings, Inc. *	24,744	0.7	48,289,153
Lowe's Cos., Inc.	420,711	0.7	45,752,321
Netflix, Inc. *	222,972	1.2	81,982,345
The Home Depot, Inc.	591,414	1.7	118,738,189
The TJX Cos., Inc.	322,894	0.5	35,508,653
Other Securities		1.9	129,532,717
		12.7	875,462,209

Semiconductors & Semiconductor Equipment 2.4%
Broadcom, Inc.	205,775	0.6	45,070,898
NVIDIA Corp.	311,385	1.3	87,399,542
Other Securities		0.5	32,921,992
		2.4	165,392,432

Software & Services 22.2%
Accenture plc, Class A	329,858	0.8	55,769,092
Activision Blizzard, Inc.	390,585	0.4	28,161,179
Adobe Systems, Inc. *	252,441	1.0	66,520,728
Alphabet, Inc., Class A *	153,167	2.7	188,671,111
Alphabet, Inc., Class C *	155,757	2.8	189,741,620
Automatic Data Processing, Inc.	225,458	0.5	33,085,961
Facebook, Inc., Class A *	1,230,111	3.1	216,167,406
Mastercard, Inc., Class A	470,332	1.5	101,384,766
PayPal Holdings, Inc. *	572,899	0.8	52,895,765
salesforce.com, Inc. *	361,653	0.8	55,217,180
Visa, Inc., Class A	916,447	2.0	134,616,900
Other Securities		5.8	405,802,330
		22.2	1,528,034,038

Technology Hardware & Equipment 9.3%
Apple, Inc.	2,520,909	8.3	573,834,516
Other Securities		1.0	67,421,351
		9.3	641,255,867

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.2%
Other Securities		0.2	15,490,582

Transportation 2.2%
FedEx Corp.	125,893	0.4	30,711,597
Union Pacific Corp.	397,045	0.9	59,802,918
Other Securities		0.9	61,338,207
		2.2	151,852,722
Total Common Stock
(Cost $4,767,871,452)			6,880,228,169

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
Other Securities		0.0	2,596,761

Securities Lending Collateral 0.3%
Other Securities		0.3	17,637,623
Total Other Investment Companies
(Cost $20,234,384)			20,234,384

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index,e-mini expires 09/21/18	77	6,015,240	162,546
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,186,881.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2018:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	477,198	164,346	(28,814)	612,730	$4,713,490	$392,021	$226,692

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,880,228,169	$—	$—	$6,880,228,169
Other Investment Companies[1]	20,234,384	—	—	20,234,384
Futures Contracts[2]	162,546	—	—	162,546
Total	$6,900,625,099	$—	$—	$6,900,625,099
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in affiliated issuers, at value (cost $22,309,557)		$31,120,557
Investments in unaffiliated issuers, at value (cost $4,748,158,656) including securities on loan of $17,186,881		6,851,704,373
Collateral invested for securities on loan, at value (cost $17,637,623)		17,637,623
Deposit with broker for futures contracts		321,900
Receivables:
Dividends		5,216,880
Income from securities on loan		28,715
Variation margin on futures contracts	+	11,094
Total assets		6,906,041,142
Liabilities
Collateral held for securities on loan		17,637,623
Payables:
Investments bought		1,433,890
Investment adviser fees	+	248,534
Total liabilities		19,320,047
Net Assets
Total assets		6,906,041,142
Total liabilities	–	19,320,047
Net assets		$6,886,721,095
Net Assets by Source
Capital received from investors		4,842,390,570
Net investment income not yet distributed		10,314,360
Net realized capital losses		(78,503,098)
Net unrealized capital appreciation		2,112,519,263

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,886,721,095		84,300,000		$81.69

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2017 through August 31, 2018
Investment Income
Dividends received from affiliated issuer		$226,692
Dividends received from unaffiliated issuers (net of foreign withholding tax of $9,167)		53,200,721
Securities on loan, net	+	308,284
Total investment income		53,735,697
Expenses
Investment adviser fees		2,223,700
Total expenses	–	2,223,700
Net investment income		51,511,997
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(41,934)
Net realized losses on unaffiliated investments		(28,273,718)
Net realized gains on in-kind redemptions on affiliated issuer		433,955
Net realized gains on in-kind redemptions on unaffiliated investments		96,812,485
Net realized gains on futures contracts	+	1,650,157
Net realized gains		70,580,945
Net change in unrealized appreciation (depreciation) on affiliated issuer		4,713,490
Net change in unrealized appreciation (depreciation) on unaffiliated investments		1,156,441,536
Net change in unrealized appreciation (depreciation) on futures contracts	+	30,179
Net change in unrealized appreciation (depreciation)	+	1,161,185,205
Net realized and unrealized gains		1,231,766,150
Increase in net assets resulting from operations		$1,283,278,147

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/17-8/31/18		9/1/16-8/31/17
Net investment income		$51,511,997	$46,555,614
Net realized gains		70,580,945	113,854,993
Net change in unrealized appreciation (depreciation)	+	1,161,185,205	533,322,311
Increase in net assets resulting from operations		1,283,278,147	693,732,918
Distributions to Shareholders
Distributions from net investment income		($52,664,675)	($38,432,115)

Transactions in Fund Shares
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,550,000	$1,561,031,674	20,600,000	$1,223,925,178
Shares redeemed	+	(5,450,000)	(375,733,139)	(6,350,000)	(388,891,891)
Net transactions in fund shares		16,100,000	$1,185,298,535	14,250,000	$835,033,287
Shares Outstanding and Net Assets
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,200,000	$4,470,809,088	53,950,000	$2,980,474,998
Total increase	+	16,100,000	2,415,912,007	14,250,000	1,490,334,090
End of period		84,300,000	$6,886,721,095	68,200,000	$4,470,809,088
Net investment income not yet distributed			$10,314,360		$12,867,546

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$50.65	$46.01	$40.89	$43.54	$36.49
Income (loss) from investment operations:
Net investment income (loss)	1.47 [1]	1.36 [1]	1.29 [1]	1.20 [1]	1.00
Net realized and unrealized gains (losses)	5.63	4.56	5.01	(2.75)	7.03
Total from investment operations	7.10	5.92	6.30	(1.55)	8.03
Less distributions:
Distributions from net investment income	(1.38)	(1.28)	(1.18)	(1.10)	(0.98)
Net asset value at end of period	$56.37	$50.65	$46.01	$40.89	$43.54
Total return	14.20%	13.01%	15.70%	(3.71%)	22.25%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.05% [2]	0.07% [3]	0.07%	0.07%
Net investment income (loss)	2.72%	2.79%	3.00%	2.75%	2.54%
Portfolio turnover rate[4]	8%	7%	6%	15%	9%
Net assets, end of period (x 1,000)	$4,692,419	$3,532,689	$2,491,664	$1,435,194	$1,162,576

1
Calculated based on the average shares outstanding during the period.
2
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	51,163,546

Banks 11.5%
Bank of America Corp.	3,364,337	2.2	104,058,943
Citigroup, Inc.	910,370	1.4	64,854,759
JPMorgan Chase & Co.	1,214,389	3.0	139,144,692
The PNC Financial Services Group, Inc.	167,314	0.5	24,016,252
U.S. Bancorp	556,503	0.6	30,112,377
Wells Fargo & Co.	1,564,572	2.0	91,496,171
Other Securities		1.8	85,830,900
		11.5	539,514,094

Capital Goods 7.0%
Caterpillar, Inc.	213,275	0.6	29,613,234
General Electric Co.	3,097,050	0.9	40,075,827
Honeywell International, Inc.	266,726	0.9	42,425,438
United Technologies Corp.	265,475	0.7	34,963,057
Other Securities		3.9	181,380,309
		7.0	328,457,865

Commercial & Professional Services 0.6%
Other Securities		0.6	25,994,930

Consumer Durables & Apparel 0.6%
Other Securities		0.6	28,959,178

Consumer Services 1.9%
McDonald's Corp.	280,129	1.0	45,445,328
Other Securities		0.9	42,432,842
		1.9	87,878,170

Diversified Financials 4.0%
American Express Co.	254,177	0.6	26,937,678
CME Group, Inc.	121,205	0.5	21,178,150
The Goldman Sachs Group, Inc.	125,135	0.6	29,758,354
Other Securities		2.3	108,430,094
		4.0	186,304,276

Energy 8.7%
Chevron Corp.	681,389	1.7	80,717,341
ConocoPhillips	417,782	0.6	30,677,732
Security	Number of Shares	% of Net Assets	Value ($)
Exxon Mobil Corp.	1,510,123	2.6	121,066,561
Occidental Petroleum Corp.	272,591	0.5	21,771,843
Other Securities		3.3	153,676,040
		8.7	407,909,517

Food & Staples Retailing 1.5%
Walmart, Inc.	516,128	1.0	49,476,030
Other Securities		0.5	21,949,926
		1.5	71,425,956

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	675,024	0.8	39,502,405
Mondelez International, Inc., Class A	524,986	0.5	22,427,402
PepsiCo, Inc.	505,944	1.2	56,670,787
Philip Morris International, Inc.	553,770	0.9	43,133,145
The Coca-Cola Co.	1,367,437	1.3	60,946,667
Other Securities		1.5	69,674,001
		6.2	292,354,407

Health Care Equipment & Services 2.7%
Abbott Laboratories	625,651	0.9	41,818,513
Anthem, Inc.	90,822	0.5	24,043,308
CVS Health Corp.	361,730	0.6	27,216,565
Other Securities		0.7	33,189,942
		2.7	126,268,328

Household & Personal Products 2.4%
The Procter & Gamble Co.	896,920	1.6	74,399,514
Other Securities		0.8	36,244,349
		2.4	110,643,863

Insurance 4.1%
Chubb Ltd.	165,786	0.5	22,420,899
Other Securities		3.6	170,731,390
		4.1	193,152,289

Materials 3.7%
DowDuPont, Inc.	828,161	1.2	58,078,931
Other Securities		2.5	115,223,392
		3.7	173,302,323

Media 1.1%
Other Securities		1.1	53,801,556

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	540,587	1.1	51,885,540
Bristol-Myers Squibb Co.	583,024	0.8	35,302,103
Eli Lilly & Co.	340,758	0.8	36,001,083
Gilead Sciences, Inc.	463,851	0.7	35,127,436
Johnson & Johnson	956,798	2.7	128,871,123
Merck & Co., Inc.	959,565	1.4	65,816,563
Pfizer, Inc.	2,086,847	1.8	86,645,887
Other Securities		0.2	7,758,793
		9.5	447,408,528

Real Estate 2.2%
Other Securities		2.2	102,651,948

Retailing 1.1%
Other Securities		1.1	51,115,954

Semiconductors & Semiconductor Equipment 5.3%
Intel Corp.	1,661,271	1.7	80,455,354
Micron Technology, Inc. *	412,587	0.5	21,669,069
QUALCOMM, Inc.	528,842	0.8	36,336,734
Texas Instruments, Inc.	348,942	0.8	39,221,081
Other Securities		1.5	71,425,026
		5.3	249,107,264

Software & Services 9.5%
International Business Machines Corp.	304,578	0.9	44,614,585
Microsoft Corp.	2,741,301	6.6	307,930,341
Oracle Corp.	1,062,371	1.1	51,609,983
Other Securities		0.9	41,174,192
		9.5	445,329,101

Technology Hardware & Equipment 3.7%
Cisco Systems, Inc.	1,676,872	1.7	80,104,176
Other Securities		2.0	91,602,998
		3.7	171,707,174

Telecommunication Services 3.6%
AT&T, Inc.	2,588,433	1.8	82,674,550
Verizon Communications, Inc.	1,473,105	1.7	80,092,719
Other Securities		0.1	7,531,664
		3.6	170,298,933

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
CSX Corp.	312,645	0.5	23,185,753
United Parcel Service, Inc., Class B	245,452	0.6	30,161,142
Other Securities		1.0	47,702,956
		2.1	101,049,851

Utilities 5.7%
NextEra Energy, Inc.	168,231	0.6	28,616,093
Other Securities		5.1	237,233,968
		5.7	265,850,061
Total Common Stock
(Cost $3,828,204,675)			4,681,649,112

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
Other Securities		0.0	2,009,483
Total Other Investment Company
(Cost $2,009,483)			2,009,483

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 09/21/18	162	10,104,750	97,190
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,681,649,112	$—	$—	$4,681,649,112
Other Investment Company[1]	2,009,483	—	—	2,009,483
Futures Contracts[2]	97,190	—	—	97,190
Total	$4,683,755,785	$—	$—	$4,683,755,785
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $3,830,214,158)		$4,683,658,595
Deposit with broker for futures contracts		542,400
Receivables:
Dividends		13,059,331
Fund shares sold		5,638,259
Income from securities on loan	+	261
Total assets		4,702,898,846
Liabilities
Payables:
Investments bought		10,303,059
Investment adviser fees		172,713
Variation margin on futures contracts	+	3,638
Total liabilities		10,479,410
Net Assets
Total assets		4,702,898,846
Total liabilities	–	10,479,410
Net assets		$4,692,419,436
Net Assets by Source
Capital received from investors		3,851,242,229
Net investment income not yet distributed		25,500,760
Net realized capital losses		(37,865,180)
Net unrealized capital appreciation		853,541,627

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,692,419,436		83,250,000		$56.37

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2017 through August 31, 2018
Investment Income
Dividends		$114,091,999
Securities on loan, net	+	95,654
Total investment income		114,187,653
Expenses
Investment adviser fees		1,668,972
Total expenses	–	1,668,972
Net investment income		112,518,681
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(21,490,199)
Net realized gains on in-kind redemptions		52,733,407
Net realized gains on futures contracts	+	1,241,487
Net realized gains		32,484,695
Net change in unrealized appreciation (depreciation) on investments		395,438,486
Net change in unrealized appreciation (depreciation) on futures contracts	+	31,146
Net change in unrealized appreciation (depreciation)	+	395,469,632
Net realized and unrealized gains		427,954,327
Increase in net assets resulting from operations		$540,473,008

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/17-8/31/18		9/1/16-8/31/17
Net investment income		$112,518,681	$85,677,435
Net realized gains		32,484,695	93,237,714
Net change in unrealized appreciation (depreciation)	+	395,469,632	184,530,727
Increase in net assets resulting from operations		540,473,008	363,445,876
Distributions to Shareholders
Distributions from net investment income		($104,891,835)	($79,019,055)

Transactions in Fund Shares
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,450,000	$937,684,002	22,500,000	$1,090,648,948
Shares redeemed	+	(3,950,000)	(213,534,949)	(6,900,000)	(334,050,154)
Net transactions in fund shares		13,500,000	$724,149,053	15,600,000	$756,598,794
Shares Outstanding and Net Assets
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		69,750,000	$3,532,689,210	54,150,000	$2,491,663,595
Total increase	+	13,500,000	1,159,730,226	15,600,000	1,041,025,615
End of period		83,250,000	$4,692,419,436	69,750,000	$3,532,689,210
Net investment income not yet distributed			$25,500,760		$18,519,604

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$48.77	$43.67	$40.70	$40.56	$32.94
Income (loss) from investment operations:
Net investment income (loss)	0.76 [1]	0.71 [1]	0.74 [1]	0.59 [1]	0.56
Net realized and unrealized gains (losses)	9.59	5.09	2.84	0.12	7.62
Total from investment operations	10.35	5.80	3.58	0.71	8.18
Less distributions:
Distributions from net investment income	(0.68)	(0.70)	(0.61)	(0.57)	(0.56)
Net asset value at end of period	$58.44	$48.77	$43.67	$40.70	$40.56
Total return	21.36%	13.38%	8.94%	1.71%	24.97%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.06% [2]	0.07%	0.07%	0.07%
Net investment income (loss)	1.42%	1.54%	1.83%	1.42%	1.53%
Portfolio turnover rate[3]	13%	17%	21%	12%	9%
Net assets, end of period (x 1,000)	$5,358,783	$3,555,096	$2,532,590	$1,841,785	$1,190,517

1
Calculated based on the average shares outstanding during the period.
2
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Other Securities		1.5	81,245,597

Banks 4.4%
SVB Financial Group *	85,781	0.5	27,685,818
Other Securities		3.9	206,896,931
		4.4	234,582,749

Capital Goods 10.4%
United Rentals, Inc. *	135,492	0.4	21,119,138
Xylem, Inc.	291,859	0.4	22,155,017
Other Securities		9.6	511,639,525
		10.4	554,913,680

Commercial & Professional Services 2.6%
Copart, Inc. *	326,776	0.4	21,014,964
CoStar Group, Inc. *	59,004	0.5	26,089,209
Other Securities		1.7	91,406,034
		2.6	138,510,207

Consumer Durables & Apparel 3.4%
Lululemon Athletica, Inc. *	154,879	0.4	23,995,403
Other Securities		3.0	159,567,267
		3.4	183,562,670

Consumer Services 3.2%
Darden Restaurants, Inc.	200,673	0.4	23,286,095
Domino's Pizza, Inc.	68,424	0.4	20,428,669
Vail Resorts, Inc.	65,507	0.4	19,524,361
Other Securities		2.0	109,086,241
		3.2	172,325,366

Diversified Financials 5.6%
E*TRADE Financial Corp. *	427,737	0.5	25,176,600
MSCI, Inc.	144,162	0.5	25,986,642
Raymond James Financial, Inc.	210,501	0.4	19,585,013
Other Securities		4.2	228,984,536
		5.6	299,732,791

Energy 3.3%
Diamondback Energy, Inc.	159,910	0.4	19,361,903
HollyFrontier Corp.	285,823	0.4	21,299,530
Security	Number of Shares	% of Net Assets	Value ($)
Targa Resources Corp.	355,307	0.4	19,566,757
Other Securities		2.1	115,930,033
		3.3	176,158,223

Food & Staples Retailing 0.4%
Other Securities		0.4	19,493,726

Food, Beverage & Tobacco 1.4%
Other Securities		1.4	77,083,729

Health Care Equipment & Services 5.0%
ABIOMED, Inc. *	68,446	0.5	27,828,775
DexCom, Inc. *	142,836	0.4	20,622,662
ResMed, Inc.	230,573	0.5	25,688,138
Veeva Systems, Inc., Class A *	193,007	0.4	20,142,210
WellCare Health Plans, Inc. *	79,793	0.4	24,142,968
Other Securities		2.8	150,339,350
		5.0	268,764,103

Household & Personal Products 0.4%
Other Securities		0.4	22,670,686

Insurance 4.2%
Arthur J. Gallagher & Co.	295,162	0.4	21,292,987
Other Securities		3.8	206,139,895
		4.2	227,432,882

Materials 6.1%
CF Industries Holdings, Inc.	378,432	0.4	19,659,542
Other Securities		5.7	307,975,288
		6.1	327,634,830

Media 2.4%
Other Securities		2.4	128,132,645

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Other Securities		4.1	221,084,913

Real Estate 10.1%
Alexandria Real Estate Equities, Inc.	167,055	0.4	21,441,509
Other Securities		9.7	519,725,658
		10.1	541,167,167

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Retailing 3.6%
Advance Auto Parts, Inc.	120,068	0.4	19,694,754
Kohl's Corp.	272,377	0.4	21,547,745
Other Securities		2.8	149,497,740
		3.6	190,740,239

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	1,334,013	0.6	33,577,107
Marvell Technology Group Ltd.	943,657	0.4	19,514,827
Other Securities		1.6	86,728,246
		2.6	139,820,180

Software & Services 13.9%
Akamai Technologies, Inc. *	275,671	0.4	20,713,919
ANSYS, Inc. *	136,153	0.5	25,321,735
Broadridge Financial Solutions, Inc.	190,906	0.5	25,799,037
Cadence Design Systems, Inc. *	455,894	0.4	21,445,254
First Data Corp., Class A *	897,266	0.4	23,077,682
Fortinet, Inc. *	233,840	0.4	19,586,438
Gartner, Inc. *	147,290	0.4	22,058,150
GoDaddy, Inc., Class A *	267,826	0.4	21,817,106
GrubHub, Inc. *	146,021	0.4	21,043,086
IAC/InterActiveCorp *	125,771	0.5	24,802,041
Jack Henry & Associates, Inc.	125,130	0.4	19,825,597
Splunk, Inc. *	234,999	0.6	30,115,122
Square, Inc., Class A *	469,782	0.8	41,641,476
SS&C Technologies Holdings, Inc.	323,568	0.4	19,200,525
Synopsys, Inc. *	241,439	0.5	24,660,579
Take-Two Interactive Software, Inc. *	185,416	0.5	24,764,161
Total System Services, Inc.	268,896	0.5	26,120,557
VeriSign, Inc. *	155,388	0.5	24,646,091
Worldpay, Inc., Class A *	481,709	0.9	46,913,640
Other Securities		4.5	262,689,796
		13.9	746,241,992

Technology Hardware & Equipment 4.3%
CDW Corp.	245,688	0.4	21,512,441
Keysight Technologies, Inc. *	302,411	0.4	19,623,450
Other Securities		3.5	187,167,028
		4.3	228,302,919

Telecommunication Services 0.3%
Other Securities		0.3	14,995,447

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.6%
Expeditors International of Washington, Inc.	283,381	0.4	20,766,160
Other Securities		2.2	119,273,243
		2.6	140,039,403

Utilities 4.1%
Evergy, Inc.	439,150	0.5	25,053,507
Other Securities		3.6	194,659,908
		4.1	219,713,415
Total Common Stock
(Cost $4,189,974,230)			5,354,349,559

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
Other Securities		0.1	2,657,001

Securities Lending Collateral 0.3%
Other Securities		0.3	17,910,580
Total Other Investment Companies
(Cost $20,567,581)			20,567,581

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/21/18	18	3,682,080	57,548
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,408,601.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,354,349,559	$—	$—	$5,354,349,559
Other Investment Companies[1]	20,567,581	—	—	20,567,581
Futures Contracts[2]	57,548	—	—	57,548
Total	$5,374,974,688	$—	$—	$5,374,974,688
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $4,192,631,231) including securities on loan of $17,408,601		$5,357,006,560
Collateral invested for securities on loan, at value (cost $17,910,580)		17,910,580
Deposit with broker for futures contracts		195,000
Receivables:
Investments sold		3,068,780
Fund shares sold		17,486,936
Dividends		4,164,356
Income from securities on loan		40,594
Variation margin on futures contracts	+	12,385
Total assets		5,399,885,191
Liabilities
Collateral held for securities on loan		17,910,580
Payables:
Investments bought		22,950,182
Investment adviser fees	+	241,534
Total liabilities		41,102,296
Net Assets
Total assets		5,399,885,191
Total liabilities	–	41,102,296
Net assets		$5,358,782,895
Net Assets by Source
Capital received from investors		4,308,162,505
Net investment income not yet distributed		13,616,626
Net realized capital losses		(127,429,113)
Net unrealized capital appreciation		1,164,432,877

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,358,782,895		91,700,000		$58.44

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2017 through August 31, 2018
Investment Income
Dividends (net of foreign withholding tax of $41,690)		$63,270,666
Securities on loan, net	+	923,314
Total investment income		64,193,980
Expenses
Investment adviser fees		2,201,652
Total expenses	–	2,201,652
Net investment income		61,992,328
Realized and Unrealized Gains (Losses)
Net realized gains on investments		6,808,109
Net realized gains on in-kind redemptions		106,540,273
Net realized gains on futures contracts	+	1,459,498
Net realized gains		114,807,880
Net change in unrealized appreciation (depreciation) on investments		660,789,805
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,734
Net change in unrealized appreciation (depreciation)	+	660,791,539
Net realized and unrealized gains		775,599,419
Increase in net assets resulting from operations		$837,591,747

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/17-8/31/18		9/1/16-8/31/17
Net investment income		$61,992,328	$47,019,116
Net realized gains		114,807,880	40,739,659
Net change in unrealized appreciation (depreciation)	+	660,791,539	287,801,975
Increase in net assets resulting from operations		837,591,747	375,560,750
Distributions to Shareholders
Distributions from net investment income		($53,918,230)	($44,982,425)

Transactions in Fund Shares
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,750,000	$1,321,549,843	24,400,000	$1,110,097,269
Shares redeemed	+	(5,950,000)	(301,536,961)	(9,500,000)	(418,169,350)
Net transactions in fund shares		18,800,000	$1,020,012,882	14,900,000	$691,927,919
Shares Outstanding and Net Assets
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		72,900,000	$3,555,096,496	58,000,000	$2,532,590,252
Total increase	+	18,800,000	1,803,686,399	14,900,000	1,022,506,244
End of period		91,700,000	$5,358,782,895	72,900,000	$3,555,096,496
Net investment income not yet distributed			$13,616,626		$6,960,975

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$64.03	$57.42	$53.54	$54.53	$45.71
Income (loss) from investment operations:
Net investment income (loss)	0.98 [1]	0.90 [1]	0.93 [1]	0.80 [1]	0.73
Net realized and unrealized gains (losses)	14.10	6.64	3.75	(1.07)	8.84
Total from investment operations	15.08	7.54	4.68	(0.27)	9.57
Less distributions:
Distributions from net investment income	(0.87)	(0.93)	(0.80)	(0.72)	(0.75)
Net asset value at end of period	$78.24	$64.03	$57.42	$53.54	$54.53
Total return	23.71%	13.21%	8.89%	(0.54%)	21.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.06% [2]	0.08% [3]	0.08%	0.08%
Net investment income (loss)	1.38%	1.46%	1.76%	1.44%	1.41%
Portfolio turnover rate[4]	9%	11%	11%	9%	13%
Net assets, end of period (x 1,000)	$8,853,388	$5,490,843	$3,772,207	$2,893,741	$2,104,717

1
Calculated based on the average shares outstanding during the period.
2
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective May 2, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.4%
Gentex Corp.	761,388	0.2	17,801,251
Other Securities		1.2	100,964,905
		1.4	118,766,156

Banks 10.6%
Commerce Bancshares, Inc.	261,680	0.2	18,594,981
First Horizon National Corp.	915,236	0.2	16,858,647
PacWest Bancorp	349,090	0.2	17,625,554
Synovus Financial Corp.	331,700	0.2	16,604,902
Webster Financial Corp.	256,318	0.2	16,758,071
Other Securities		9.6	852,397,059
		10.6	938,839,214

Capital Goods 9.7%
BWX Technologies, Inc.	276,967	0.2	16,983,616
Teledyne Technologies, Inc. *	99,184	0.3	23,532,396
Other Securities		9.2	821,545,840
		9.7	862,061,852

Commercial & Professional Services 2.9%
Other Securities		2.9	256,153,260

Consumer Durables & Apparel 2.3%
Other Securities		2.3	206,998,303

Consumer Services 4.0%
Bright Horizons Family Solutions, Inc. *	162,814	0.2	19,444,876
Other Securities		3.8	333,651,611
		4.0	353,096,487

Diversified Financials 4.0%
New Residential Investment Corp.	935,507	0.2	17,372,365
Other Securities		3.8	333,412,464
		4.0	350,784,829

Energy 4.7%
PBF Energy, Inc., Class A	329,154	0.2	17,089,676
WPX Energy, Inc. *	1,099,335	0.2	20,964,318
Other Securities		4.3	376,127,367
		4.7	414,181,361

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.5%
Other Securities		0.5	46,864,475

Food, Beverage & Tobacco 1.1%
Other Securities		1.1	100,421,053

Health Care Equipment & Services 6.5%
athenahealth, Inc. *	112,412	0.2	17,300,207
Encompass Health Corp.	275,324	0.3	22,463,685
Hill-Rom Holdings, Inc.	184,800	0.2	17,975,496
Insulet Corp. *	163,489	0.2	17,046,998
Molina Healthcare, Inc. *	132,399	0.2	18,271,062
Other Securities		5.4	480,282,392
		6.5	573,339,840

Household & Personal Products 0.7%
Other Securities		0.7	64,803,749

Insurance 2.8%
First American Financial Corp.	310,084	0.2	17,631,376
Other Securities		2.6	232,637,847
		2.8	250,269,223

Materials 4.6%
AptarGroup, Inc.	173,697	0.2	18,187,813
Other Securities		4.4	388,254,284
		4.6	406,442,097

Media 1.8%
Other Securities		1.8	155,727,618

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
Bio-Rad Laboratories, Inc., Class A *	56,403	0.2	18,347,896
Bio-Techne Corp.	104,608	0.2	20,102,519
Bluebird Bio, Inc. *	148,859	0.3	25,052,970
Catalent, Inc. *	399,116	0.2	16,683,049
Exact Sciences Corp. *	339,314	0.3	25,411,225
Nektar Therapeutics *	449,141	0.3	29,863,385
Neurocrine Biosciences, Inc. *	250,387	0.4	30,785,082
PRA Health Sciences, Inc. *	160,345	0.2	16,932,432
Sage Therapeutics, Inc. *	129,141	0.2	21,212,701

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Sarepta Therapeutics, Inc. *	171,037	0.3	23,609,947
Other Securities		5.9	527,565,959
		8.5	755,567,165

Real Estate 8.0%
CyrusOne, Inc.	275,464	0.2	18,445,069
Other Securities		7.8	690,092,929
		8.0	708,537,998

Retailing 3.3%
Five Below, Inc. *	153,992	0.2	17,935,448
Pool Corp.	112,765	0.2	18,522,779
Other Securities		2.9	259,220,103
		3.3	295,678,330

Semiconductors & Semiconductor Equipment 2.8%
Cypress Semiconductor Corp.	1,000,389	0.2	17,216,695
Other Securities		2.6	225,916,430
		2.8	243,133,125

Software & Services 10.8%
Aspen Technology, Inc. *	198,644	0.3	22,915,572
Black Knight, Inc. *	392,226	0.2	20,944,868
Booz Allen Hamilton Holding Corp.	403,186	0.2	20,626,996
EPAM Systems, Inc. *	140,976	0.2	20,149,700
Fair Isaac Corp. *	83,297	0.2	19,239,941
GoDaddy, Inc., Class A *	460,443	0.4	37,507,687
GrubHub, Inc. *	250,744	0.4	36,134,718
Guidewire Software, Inc. *	221,254	0.3	22,251,515
Paycom Software, Inc. *	134,281	0.2	20,829,669
Proofpoint, Inc. *	141,333	0.2	16,769,160
RingCentral, Inc., Class A *	186,839	0.2	17,404,053
Tableau Software, Inc., Class A *	188,742	0.2	21,112,680
Twilio, Inc., Class A *	213,730	0.2	17,239,462
WEX, Inc. *	111,439	0.2	21,197,927
Zendesk, Inc. *	291,755	0.2	20,099,002
Other Securities		7.2	623,580,028
		10.8	958,002,978

Technology Hardware & Equipment 4.1%
Zebra Technologies Corp., Class A *	148,838	0.3	25,561,438
Other Securities		3.8	337,352,935
		4.1	362,914,373

Telecommunication Services 0.6%
Other Securities		0.6	50,455,497

Transportation 1.6%
Other Securities		1.6	137,185,552

Utilities 2.6%
Other Securities		2.6	231,506,640
Total Common Stock
(Cost $7,003,282,643)			8,841,731,175
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	164,426

Media 0.0%
Other Securities		0.0	15,131

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	775,764
Total Rights
(Cost $372,302)			955,321

Other Investment Companies 1.6% of net assets

Money Market Fund 0.1%
Other Securities		0.1	9,275,066

Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)		1.5	133,732,226
Total Other Investment Companies
(Cost $143,007,292)			143,007,292

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/21/18	100	8,703,000	87,042
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $130,335,126.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,841,731,175	$—	$—	$8,841,731,175
Rights [1]
Materials	—	—	164,426	164,426
Media	—	—	15,131	15,131
Pharmaceuticals, Biotechnology & Life Sciences	—	—	775,764	775,764
Other Investment Companies[1]	143,007,292	—	—	143,007,292
Futures Contracts[2]	87,042	—	—	87,042
Total	$8,984,825,509	$—	$955,321	$8,985,780,830
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $7,012,930,011) including securities on loan of $130,335,126		$8,851,961,562
Collateral invested for securities on loan, at value (cost $133,732,226)		133,732,226
Deposit with broker for futures contracts		1,669,500
Receivables:
Investments sold		145,345
Fund shares sold		23,473,391
Dividends		6,412,108
Income from securities on loan		349,103
Variation margin on futures contracts	+	45,350
Total assets		9,017,788,585
Liabilities
Collateral held for securities on loan		133,732,226
Payables:
Investments bought		30,269,848
Investment adviser fees	+	398,806
Total liabilities		164,400,880
Net Assets
Total assets		9,017,788,585
Total liabilities	–	164,400,880
Net assets		$8,853,387,705
Net Assets by Source
Capital received from investors		7,038,287,185
Net investment income not yet distributed		17,859,200
Net realized capital losses		(41,877,273)
Net unrealized capital appreciation		1,839,118,593

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,853,387,705		113,150,000		$78.24

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2017 through August 31, 2018
Investment Income
Dividends (net of foreign withholding tax of $26,861)		$95,248,755
Securities on loan, net	+	6,285,568
Total investment income		101,534,323
Expenses
Investment adviser fees		3,575,888
Total expenses	–	3,575,888
Net investment income		97,958,435
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(814,541)
Net realized gains on in-kind redemptions		198,212,320
Net realized gains on futures contracts	+	3,906,322
Net realized gains		201,304,101
Net change in unrealized appreciation (depreciation) on investments		1,205,769,878
Net change in unrealized appreciation (depreciation) on futures contracts	+	(43,722)
Net change in unrealized appreciation (depreciation)	+	1,205,726,156
Net realized and unrealized gains		1,407,030,257
Increase in net assets resulting from operations		$1,504,988,692

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/17-8/31/18		9/1/16-8/31/17
Net investment income		$97,958,435	$70,706,582
Net realized gains		201,304,101	256,251,199
Net change in unrealized appreciation (depreciation)	+	1,205,726,156	227,352,193
Increase in net assets resulting from operations		1,504,988,692	554,309,974
Distributions to Shareholders
Distributions from net investment income		($84,332,535)	($70,593,475)

Transactions in Fund Shares
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		34,350,000	$2,409,489,819	29,050,000	$1,780,107,287
Shares redeemed	+	(6,950,000)	(467,601,727)	(9,000,000)	(545,187,393)
Net transactions in fund shares		27,400,000	$1,941,888,092	20,050,000	$1,234,919,894
Shares Outstanding and Net Assets
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		85,750,000	$5,490,843,456	65,700,000	$3,772,207,063
Total increase	+	27,400,000	3,362,544,249	20,050,000	1,718,636,393
End of period		113,150,000	$8,853,387,705	85,750,000	$5,490,843,456
Net investment income not yet distributed			$17,859,200		$7,333,519

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$45.83	$42.47	$36.52	$38.90	$33.00
Income (loss) from investment operations:
Net investment income (loss)	1.49 [1]	1.40 [1]	1.29 [1]	1.19 [1]	1.04
Net realized and unrealized gains (losses)	6.75	3.26	5.85	(2.46)	5.86
Total from investment operations	8.24	4.66	7.14	(1.27)	6.90
Less distributions:
Distributions from net investment income	(1.36)	(1.30)	(1.19)	(1.11)	(1.00)
Net asset value at end of period	$52.71	$45.83	$42.47	$36.52	$38.90
Total return	18.21%	11.12%	19.89%	(3.47%)	21.15%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.99%	3.17%	3.27%	3.03%	3.01%
Portfolio turnover rate[2]	23%	15%	22%	19%	26%
Net assets, end of period (x 1,000)	$8,092,908	$6,040,705	$4,300,443	$2,497,808	$2,075,331

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.2%
Other Securities		0.2	18,979,581

Banks 0.5%
Other Securities		0.5	37,423,968

Capital Goods 11.4%
3M Co.	1,572,605	4.1	331,693,847
Cummins, Inc.	411,199	0.7	58,308,018
Eaton Corp. plc	1,162,372	1.2	96,639,608
Emerson Electric Co.	1,676,376	1.6	128,628,331
Fastenal Co.	759,790	0.6	44,341,344
Lockheed Martin Corp.	656,083	2.6	210,215,554
Other Securities		0.6	51,507,087
		11.4	921,333,789

Commercial & Professional Services 0.3%
Other Securities		0.3	29,009,643

Consumer Durables & Apparel 2.4%
Hasbro, Inc.	297,973	0.4	29,591,699
VF Corp.	869,434	1.0	80,100,954
Other Securities		1.0	86,341,045
		2.4	196,033,698

Consumer Services 0.6%
Darden Restaurants, Inc.	326,408	0.5	37,876,384
Other Securities		0.1	9,404,597
		0.6	47,280,981

Diversified Financials 1.6%
T. Rowe Price Group, Inc.	645,553	0.9	74,813,137
Other Securities		0.7	59,211,672
		1.6	134,024,809

Energy 7.0%
Exxon Mobil Corp.	4,233,420	4.2	339,393,281
ONEOK, Inc.	1,084,462	0.9	71,476,891
Valero Energy Corp.	1,143,988	1.7	134,853,306
Other Securities		0.2	18,833,474
		7.0	564,556,952

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 4.5%
Walmart, Inc.	3,833,503	4.5	367,479,598

Food, Beverage & Tobacco 11.2%
Altria Group, Inc.	5,018,820	3.6	293,701,346
General Mills, Inc.	1,502,625	0.9	69,135,776
Hormel Foods Corp.	714,465	0.3	27,971,305
Kellogg Co.	657,324	0.6	47,189,290
PepsiCo, Inc.	3,445,269	4.8	385,904,581
The Hershey Co.	372,155	0.5	37,409,021
Other Securities		0.5	43,540,194
		11.2	904,851,513

Health Care Equipment & Services 3.1%
Cardinal Health, Inc.	830,834	0.6	43,361,226
CVS Health Corp.	2,679,313	2.5	201,591,510
Other Securities		0.0	3,902,290
		3.1	248,855,026

Household & Personal Products 6.9%
Kimberly-Clark Corp.	926,193	1.3	107,012,339
The Clorox Co.	341,516	0.6	49,512,990
The Procter & Gamble Co.	4,672,418	4.8	387,577,073
Other Securities		0.2	11,710,991
		6.9	555,813,393

Insurance 2.7%
Fidelity National Financial, Inc.	719,410	0.4	28,848,341
Principal Financial Group, Inc.	711,419	0.5	39,263,215
Prudential Financial, Inc.	1,114,473	1.4	109,496,972
Other Securities		0.4	39,767,066
		2.7	217,375,594

Materials 1.7%
Eastman Chemical Co.	377,601	0.5	36,638,625
International Paper Co.	1,090,823	0.7	55,784,688
Other Securities		0.5	45,435,699
		1.7	137,859,012

Media 0.6%
Omnicom Group, Inc.	608,119	0.5	42,154,809
Other Securities		0.1	5,358,171
		0.6	47,512,980

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of August 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Pfizer, Inc.	9,549,058	4.9	396,476,888

Retailing 7.8%
Genuine Parts Co.	387,611	0.5	38,702,958
Macy's, Inc.	805,143	0.4	29,427,977
Target Corp.	1,435,353	1.6	125,593,387
The Home Depot, Inc.	1,794,392	4.4	360,260,082
Other Securities		0.9	80,604,274
		7.8	634,588,678

Semiconductors & Semiconductor Equipment 12.4%
Intel Corp.	6,091,435	3.6	295,008,197
KLA-Tencor Corp.	413,615	0.6	48,066,199
Maxim Integrated Products, Inc.	742,260	0.6	44,884,462
QUALCOMM, Inc.	3,909,551	3.3	268,625,250
Texas Instruments, Inc.	2,598,125	3.6	292,029,250
Xilinx, Inc.	672,640	0.7	52,351,571
		12.4	1,000,964,929

Software & Services 7.3%
Automatic Data Processing, Inc.	1,170,539	2.1	171,776,598
International Business Machines Corp.	2,262,341	4.1	331,387,710
Paychex, Inc.	844,214	0.8	61,838,676
Other Securities		0.3	22,998,887
		7.3	588,001,871

Technology Hardware & Equipment 0.0%
Other Securities		0.0	2,524,760

Telecommunication Services 4.8%
Verizon Communications, Inc.	7,176,089	4.8	390,163,959

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 7.1%
C.H. Robinson Worldwide, Inc.	368,612	0.4	35,416,241
Union Pacific Corp.	2,078,864	3.9	313,118,495
United Parcel Service, Inc., Class B	1,817,626	2.8	223,349,883
		7.1	571,884,619

Utilities 0.7%
WEC Energy Group, Inc.	833,334	0.7	56,316,712
Total Common Stock
(Cost $7,257,955,804)			8,069,312,953

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	4,643,464
Total Other Investment Company
(Cost $4,643,464)			4,643,464

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	150	21,765,750	372,009
For the following notes, please refer to the complete schedule of portfolio holdings.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,069,312,953	$—	$—	$8,069,312,953
Other Investment Company[1]	4,643,464	—	—	4,643,464
Futures Contracts[2]	372,009	—	—	372,009
Total	$8,074,328,426	$—	$—	$8,074,328,426
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $7,262,599,268)		$8,073,956,417
Deposit with broker for futures contracts		1,148,400
Receivables:
Dividends		29,688,672
Fund shares sold		15,811,610
Variation margin on futures contracts	+	159
Total assets		8,120,605,258
Liabilities
Payables:
Investments bought		27,179,550
Investment adviser fees	+	517,647
Total liabilities		27,697,197
Net Assets
Total assets		8,120,605,258
Total liabilities	–	27,697,197
Net assets		$8,092,908,061
Net Assets by Source
Capital received from investors		7,341,394,383
Net investment income not yet distributed		42,044,359
Net realized capital losses		(102,259,839)
Net unrealized capital appreciation		811,729,158

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,092,908,061		153,550,000		$52.71

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2017 through August 31, 2018
Investment Income
Dividends		$219,186,508
Expenses
Investment adviser fees		5,057,742
Total expenses	–	5,057,742
Net investment income		214,128,766
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(82,967,892)
Net realized gains on in-kind redemptions		745,443,637
Net realized gains on futures contracts	+	2,013,095
Net realized gains		664,488,840
Net change in unrealized appreciation (depreciation) on investments		247,802,341
Net change in unrealized appreciation (depreciation) on futures contracts	+	211,079
Net change in unrealized appreciation (depreciation)	+	248,013,420
Net realized and unrealized gains		912,502,260
Increase in net assets resulting from operations		$1,126,631,026

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/17-8/31/18		9/1/16-8/31/17
Net investment income		$214,128,766	$161,635,384
Net realized gains		664,488,840	118,213,765
Net change in unrealized appreciation (depreciation)	+	248,013,420	261,559,504
Increase in net assets resulting from operations		1,126,631,026	541,408,653
Distributions to Shareholders
Distributions from net investment income		($202,365,750)	($149,368,750)

Transactions in Fund Shares
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		85,900,000	$4,318,218,272	45,900,000	$2,020,915,221
Shares redeemed	+	(64,150,000)	(3,190,280,837)	(15,350,001)	(672,692,389)
Net transactions in fund shares		21,750,000	$1,127,937,435	30,549,999	$1,348,222,832
Shares Outstanding and Net Assets
		9/1/17-8/31/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		131,800,000	$6,040,705,350	101,250,001	$4,300,442,615
Total increase	+	21,750,000	2,052,202,711	30,549,999	1,740,262,735
End of period		153,550,000	$8,092,908,061	131,800,000	$6,040,705,350
Net investment income not yet distributed			$42,044,359		$35,978,064

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab Emerging Markets Equity ETF™
Schwab 1000 Index ETF	Schwab U.S. TIPS ETF™
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. REIT ETF™	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF™	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Schwab 1000 Index ETF commenced operations on October 11, 2017.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of August 31, 2018 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of August 31, 2018, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2018, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.05%	0.05%	0.07%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2018, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.2%	0.1%
Schwab VIT Growth Portfolio	0.3%	0.1%
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.0%*	0.0%*
Schwab Target 2020 Index Fund	0.2%	0.0%*
Schwab Target 2025 Index Fund	0.3%	0.0%*
Schwab Target 2030 Index Fund	0.4%	0.1%
Schwab Target 2035 Index Fund	0.2%	0.0%*
Schwab Target 2040 Index Fund	0.3%	0.1%
Schwab Target 2045 Index Fund	0.2%	0.0%*
Schwab Target 2050 Index Fund	0.2%	0.0%*
Schwab Target 2055 Index Fund	0.1%	0.0%*
Schwab Target 2060 Index Fund	0.1%	0.0%*
*	Less than 0.05%

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Schwab U.S. Equity ETFs
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2018, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab U.S. Broad Market ETF	$115,871,781	($10,238,469)
Schwab 1000 Index ETF*	890,833	(63,050)
Schwab U.S. Large-Cap ETF	133,152,133	(18,092,641)
Schwab U.S. Large-Cap Growth ETF	145,204,741	(22,914,521)
Schwab U.S. Large-Cap Value ETF	166,834,173	(12,032,339)
Schwab U.S. Mid-Cap ETF	168,541,010	(27,883,752)
Schwab U.S. Small-Cap ETF	226,925,485	(23,083,093)
Schwab U.S. Dividend Equity ETF	109,322,665	(8,970,733)
*Since commencement of operations on October 11, 2017.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds, except for Schwab 1000 Index ETF, were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, all funds became participants in an amended Syndicated Credit Facility running for a new 364 day period with an increased line of $605 million, maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.

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Schwab U.S. Equity ETFs
Financial Notes (continued)

7. Borrowing from Banks (continued):
On December 1, 2017, the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2018 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab U.S. Broad Market ETF	$23,154,981	175
Schwab 1000 Index ETF*	437,210	3
Schwab U.S. Large-Cap ETF	26,285,040	197
Schwab U.S. Large-Cap Growth ETF	6,390,542	70
Schwab U.S. Large-Cap Value ETF	9,847,832	121
Schwab U.S. Mid-Cap ETF	7,567,067	47
Schwab U.S. Small-Cap ETF	13,341,358	171
Schwab U.S. Dividend Equity ETF	15,940,984	120
*Since commencement of operations on October 11, 2017.

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2018, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab U.S. Broad Market ETF	$629,048,197	$440,881,913
Schwab 1000 Index ETF*	22,232,952	11,270,932
Schwab U.S. Large-Cap ETF	547,620,393	388,799,736
Schwab U.S. Large-Cap Growth ETF	358,179,919	279,219,792
Schwab U.S. Large-Cap Value ETF	372,706,118	332,291,908
Schwab U.S. Mid-Cap ETF	756,882,011	575,343,829
Schwab U.S. Small-Cap ETF	977,074,134	639,307,527
Schwab U.S. Dividend Equity ETF	1,659,978,413	1,668,736,796
*Since commencement of operations on October 11, 2017.

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a

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Schwab U.S. Equity ETFs
Financial Notes (continued)

10. In-Kind Transactions (continued):
standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2018, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$1,479,213,594	$338,153,394
Schwab 1000 Index ETF*	442,203,843	2,566,522
Schwab U.S. Large-Cap ETF	3,518,923,210	355,343,301
Schwab U.S. Large-Cap Growth ETF	1,503,949,477	333,191,691
Schwab U.S. Large-Cap Value ETF	891,964,884	169,368,530
Schwab U.S. Mid-Cap ETF	1,272,706,112	271,093,001
Schwab U.S. Small-Cap ETF	2,361,344,575	455,797,848
Schwab U.S. Dividend Equity ETF	4,255,536,242	3,087,087,644
*Since commencement of operations on October 11, 2017.
For the period ended August 31, 2018, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2018 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of August 31, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF
Tax cost	$9,521,139,368	$447,587,848	$11,306,826,849	$4,790,512,891	$3,834,642,380
Gross unrealized appreciation	$4,079,383,730	$48,857,006	$3,927,295,424	$2,189,669,452	$969,701,292
Gross unrealized depreciation	(237,015,863)	(10,712,510)	(244,066,659)	(79,557,244)	(120,587,887)
Net unrealized appreciation (depreciation)	$3,842,367,867	$38,144,496	$3,683,228,765	$2,110,112,208	$849,113,405

	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Tax cost	$4,217,531,055	$7,162,265,981	$7,264,789,192
Gross unrealized appreciation	$1,289,991,054	$2,155,677,113	$932,300,887
Gross unrealized depreciation	(132,547,421)	(332,162,264)	(122,761,653)
Net unrealized appreciation (depreciation)	$1,157,443,633	$1,823,514,849	$809,539,234

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

11. Federal Income Taxes (continued):
As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Undistributed ordinary income	$44,544,649	$1,521,163	$50,766,094	$10,314,360	$25,500,760	$13,616,626	$18,077,481	$42,044,359
Net unrealized appreciation (depreciation) on investments	3,842,367,867	38,144,496	3,683,228,765	2,110,112,208	849,113,405	1,157,443,633	1,823,514,849	809,539,234
Net other unrealized appreciation (depreciation)	—	—	—	—	—	—	—	—
Total	$3,886,912,516	$39,665,659	$3,733,994,859	$2,120,426,568	$874,614,165	$1,171,060,259	$1,841,592,330	$851,583,593
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts and non-taxable dividends. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
August 31, 2019	$—	$—	$721,062	$631,601	$295,384	$218,695	$927,631	$—
No expiration	51,103,671	350,259	63,791,241	75,464,442	33,141,574	120,221,174	25,564,179	100,069,915
Total	$51,103,671	$350,259	$64,512,303	$76,096,043	$33,436,958	$120,439,869	$26,491,810	$100,069,915
For the year ended August 31, 2018, the funds had capital loss carryforwards utilized as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Capital loss carryforwards utilized	$9,125,350	$—	$—	$—	$—	$13,147,382	$15,796,719	$—
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2018, the funds had no capital or late-year ordinary losses deferred.
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Current period distributions
Ordinary income	$199,698,380	$3,615,715	$208,413,000	$52,664,675	$104,891,835	$53,918,230	$84,332,535	$202,365,750
Long-term capital gains	—	—	—	—	—	—	—	—
Prior period distributions
Ordinary income	$148,352,855	$—	$144,692,485	$38,432,115	$79,019,055	$44,982,425	$70,593,475	$149,368,750
Long-term capital gains	—	—	—	—	—	—	—	—

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

11. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations. As of August 31, 2018, the funds made the following reclassifications:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Capital shares	$185,960,465	$214,029	$184,109,835	$96,991,414	$52,858,397	$106,468,136	$197,833,322	$745,059,024
Undistributed net investment income	(2,687,618)	(6,490)	(2,372,325)	(1,400,508)	(645,690)	(1,418,447)	(3,100,219)	(5,696,721)
Net realized gains and losses	(183,272,847)	(207,539)	(181,737,510)	(95,590,906)	(52,212,707)	(105,049,689)	(194,733,103)	(739,362,303)
For the period ended August 31, 2018, the following funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 10) as an increase or decrease to capital received from investors in the Statement of Assets and Liabilities as follows:
Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
$185,784,641	$214,025	$184,375,513	$97,246,440	$52,733,407	$106,540,273	$198,212,320	$745,443,637
As of August 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2018, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab U.S. Equity ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF (eight of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF: statements of operations for the year ended August 31, 2018 and statements of changes in net assets for each of the two years in the period ended August 31, 2018.
Schwab 1000 Index ETF: statements of operations and changes in net assets for the period October 11, 2017 (commencement of operations) through August 31, 2018.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

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Schwab U.S. Equity ETFs
Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the period ended August 31, 2018 qualify for the corporate dividends received deduction:
Schwab U.S. Broad Market ETF	89.94%
Schwab 1000 Index ETF	92.44%
Schwab U.S. Large-Cap ETF	91.73%
Schwab U.S. Large-Cap Growth ETF	83.56%
Schwab U.S. Large-Cap Value ETF	95.01%
Schwab U.S. Mid-Cap ETF	68.68%
Schwab U.S. Small-Cap ETF	66.48%
Schwab U.S. Dividend Equity ETF	100.00%
For the period ended August 31, 2018, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2019 via IRS form 1099 of the amount for use in preparing their 2018 income tax return.
Schwab U.S. Broad Market ETF	$188,627,547
Schwab 1000 Index ETF	3,488,948
Schwab U.S. Large-Cap ETF	201,032,337
Schwab U.S. Large-Cap Growth ETF	49,206,217
Schwab U.S. Large-Cap Value ETF	102,868,786
Schwab U.S. Mid-Cap ETF	39,231,878
Schwab U.S. Small-Cap ETF	57,870,897
Schwab U.S. Dividend Equity ETF	202,365,750

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of August 31, 2018
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab U.S. Broad Market ETF
Commencement of trading
11/3/09 through 8/31/18	1,451	1	—	—	363	—	—	—
Schwab 1000 Index ETF
Commencement of trading
10/11/17 through 8/31/18	202	—	—	—	2	—	—	—
Schwab U.S. Large-Cap ETF
Commencement of trading
11/3/09 through 8/31/18	1,435	—	—	—	390	—	—	—
Schwab U.S. Large-Cap Growth ETF
Commencement of trading
12/11/09 through 8/31/18	1,264	—	1	—	424	—	—	—
Schwab U.S. Large-Cap Value ETF
Commencement of trading
12/11/09 through 8/31/18	1,409	—	—	—	338	—	—	—
Schwab U.S. Mid-Cap ETF
Commencement of trading
1/13/11 through 8/31/18	1,338	—	—	—	267	—	—	—
Schwab U.S. Small-Cap ETF
Commencement of trading
11/3/09 through 8/31/18	1,370	1	—	—	592	—	—	—
Schwab U.S. Dividend Equity ETF
Commencement of trading
10/20/11 through 8/31/18	845	—	—	—	374	—	—	—

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 26, 2018 and June 5, 2018, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 5, 2018. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the selection criteria and composition of the peer category. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that each Fund’s operating expense ratio was well below the average operating expense ratio charged by other funds in its peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	104	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	104	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	104	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	104	None

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Schwab U.S. Equity ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	104	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	104	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	104	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	104	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	104	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	104	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	104	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).

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Schwab U.S. Equity ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately 2,500 stocks and is float-adjusted market-cap weighted.
Dow Jones U.S. Dividend 100 Index  An index that measures the performance of high-dividend-yielding stocks issued by U.S. companies that have both a record of consistently paying dividends and are fundamentally strong relative to their peers based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad
Market Index, excluding REITs, master limited partnerships, preferred stocks and convertibles. All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have a minimum float-adjusted market capitalization of $500 million and meet minimum liquidity criteria. The index is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index that includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market-capitalization weighted and includes components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately the largest 750 stocks and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market-capitalization weighted and includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors.
Dow Jones U.S. Mid-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes the components ranked 501-1000 by full market capitalization and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently less than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.

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Schwab U.S. Equity ETFs
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
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Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
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We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
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Safeguarding Your Information — Security Is a Partnership
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We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab ETF™ direct investors:    1-800-435-4000
© 2018 Schwab ETFs. All rights reserved.

Schwab U.S. Equity ETFs  |  Annual Report

Notes

Notes

Schwab U.S. Equity ETFs
Schwab ETFs™

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2018 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR57932-08
00215299

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of twenty-two series. Eleven series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of February 28 and four series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-two series, based on their respective 2018 and 2017 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b)Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2018	Fiscal Year 2017	Fiscal Year 2018	Fiscal Year 2017	Fiscal Year 2018	Fiscal Year 2017	Fiscal Year 2018	Fiscal Year 2017
$504,395	$488,203	$0	$0	$91,339	$86,763	None	None

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance.
[3]

The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2018: $91,339	2017: $86,763

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kiran M. Patel, Nancy F. Heller, John F. Cogan and Kimberly S. Patmore.

Item 6: Schedule of Investments.

The condensed schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The complete schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF, Schwab 1000 Index ETF, Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 6.1%
Adelaide Brighton Ltd.	553,700	2,578,807
AGL Energy Ltd.	646,978	9,722,850
ALS Ltd.	496,111	3,182,446
Alumina Ltd.	2,345,572	4,885,396
Amcor Ltd.	1,186,989	12,275,559
AMP Ltd.	2,793,045	6,746,568
Ansell Ltd.	144,079	2,615,369
APA Group	1,120,274	8,101,824
Aristocrat Leisure Ltd.	613,878	14,024,592
ASX Ltd.	206,519	10,102,344
Atlas Arteria Ltd.	700,995	3,487,883
Aurizon Holdings Ltd.	1,764,384	5,359,212
AusNet Services	2,255,338	2,683,095
Australia & New Zealand Banking Group Ltd.	2,833,408	60,449,075
Bank of Queensland Ltd.	401,256	3,334,265
Bendigo & Adelaide Bank Ltd.	460,600	3,860,699
BHP Billiton Ltd.	3,015,531	72,425,450
BlueScope Steel Ltd.	592,900	7,422,275
Boral Ltd.	1,058,789	5,360,015
Brambles Ltd.	1,431,078	11,353,466
Caltex Australia Ltd.	260,902	5,700,155
Challenger Ltd.	580,440	4,546,156
CIMIC Group Ltd.	122,732	4,374,083
Coca-Cola Amatil Ltd.	588,000	3,993,020
Cochlear Ltd.	50,143	7,826,010
Commonwealth Bank of Australia	1,653,469	85,188,015
Computershare Ltd.	534,449	7,428,792
Crown Resorts Ltd.	348,295	3,576,796
CSL Ltd.	426,552	70,121,154
CSR Ltd.	396,966	1,237,340
Dexus	841,427	6,523,336
Domino's Pizza Enterprises Ltd.	52,032	2,035,759
Downer EDI Ltd.	701,654	3,917,408
DuluxGroup Ltd.	172,240	979,073
Fairfax Media Ltd.	2,470,292	1,572,134
Flight Centre Travel Group Ltd.	68,600	2,898,306
Fortescue Metals Group Ltd.	1,375,470	3,819,802
Goodman Group	1,814,074	14,037,744
Harvey Norman Holdings Ltd. (a)	661,500	1,722,229
Healthscope Ltd.	1,471,678	2,330,856
Iluka Resources Ltd.	436,143	2,927,086
Incitec Pivot Ltd.	1,578,378	4,474,614
Insurance Australia Group Ltd.	2,216,993	12,377,706
IOOF Holdings Ltd.	416,500	2,530,188
James Hardie Industries plc	372,934	5,709,675
LendLease Group	598,201	8,864,365
Macquarie Group Ltd.	280,372	26,237,802
Magellan Financial Group Ltd.	104,008	2,107,625
Medibank Pvt Ltd.	3,038,615	6,680,482
Metcash Ltd.	1,128,766	2,253,054
Mirvac Group	3,170,300	5,571,411
National Australia Bank Ltd.	2,534,620	52,003,279
Newcrest Mining Ltd.	721,828	10,122,087
Nufarm Ltd.	189,650	939,511
Security	Number of Shares	Value ($)
Oil Search Ltd.	1,122,140	7,271,325
Orica Ltd.	338,100	4,301,001
Origin Energy Ltd. *	1,735,001	9,975,287
Orora Ltd.	1,363,116	3,479,894
OZ Minerals Ltd.	281,793	1,848,400
Perpetual Ltd.	11,523	365,755
Platinum Asset Management Ltd.	268,979	1,052,384
Qantas Airways Ltd.	676,221	3,144,547
QBE Insurance Group Ltd.	1,288,963	10,263,283
Ramsay Health Care Ltd.	129,241	5,206,118
REA Group Ltd.	41,804	2,755,102
Rio Tinto Ltd.	393,011	20,674,572
Santos Ltd.	1,806,523	8,857,919
Scentre Group	4,738,724	14,085,159
SEEK Ltd.	279,300	4,524,572
Sims Metal Management Ltd.	186,200	1,691,328
Sonic Healthcare Ltd.	453,236	8,584,568
South32 Ltd.	5,027,860	12,653,800
Stockland	1,975,101	5,899,265
Suncorp Group Ltd.	1,244,741	13,944,050
Sydney Airport	886,088	4,620,305
Tabcorp Holdings Ltd.	1,885,774	6,546,202
Telstra Corp., Ltd.	3,734,762	8,373,040
The GPT Group	1,858,496	6,948,814
The Star Entertainment Grp Ltd.	793,800	3,094,271
TPG Telecom Ltd.	340,558	2,127,960
Transurban Group (b)	2,192,773	18,791,418
Treasury Wine Estates Ltd.	656,806	9,248,293
Vicinity Centres	2,504,433	5,017,042
Vocus Group Ltd. *	695,167	1,432,823
Wesfarmers Ltd.	1,066,539	39,684,476
Westpac Banking Corp.	3,272,015	67,534,826
Whitehaven Coal Ltd.	657,762	2,392,739
Woodside Petroleum Ltd.	858,037	22,879,034
Woolworths Group Ltd.	1,240,937	25,397,718
WorleyParsons Ltd.	252,643	3,752,894
Xero Ltd. *	76,638	2,830,535
		997,848,962

Austria 0.2%
ANDRITZ AG	90,968	5,397,903
Erste Group Bank AG *	265,262	10,576,827
OMV AG	130,509	6,928,786
Raiffeisen Bank International AG	123,396	3,517,494
Telekom Austria AG *	147,494	1,276,773
voestalpine AG	119,875	5,389,295
		33,087,078

Belgium 0.9%
Ackermans & van Haaren N.V.	25,298	4,521,095
Ageas	196,154	10,174,275
Anheuser-Busch InBev S.A.	712,439	66,852,600
bpost S.A.	55,420	841,479
Colruyt S.A.	59,208	3,527,091
Groupe Bruxelles Lambert S.A.	70,349	7,399,334
KBC Groep N.V.	269,896	19,218,262
Proximus	162,538	3,752,946

1
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Sofina S.A.	10,247	2,033,958
Solvay S.A.	63,776	8,507,414
Telenet Group Holding N.V. *	51,911	2,844,766
UCB S.A.	118,749	10,881,829
Umicore S.A.	193,466	10,813,690
		151,368,739

Canada 7.5%
Agnico Eagle Mines Ltd.	222,946	7,690,564
Alimentation Couche-Tard, Inc., B Shares	402,499	19,286,121
ARC Resources Ltd.	368,539	3,914,464
Bank of Montreal	611,854	50,193,660
Barrick Gold Corp.	1,103,580	11,298,587
Bausch Health Cos., Inc. *	329,538	7,617,068
BCE, Inc.	291,222	11,888,299
BlackBerry Ltd. *	511,778	5,451,587
Brookfield Asset Management, Inc., Class A	788,980	33,738,659
Canadian Imperial Bank of Commerce	418,268	39,230,167
Canadian National Railway Co.	695,170	61,874,635
Canadian Natural Resources Ltd.	1,137,456	38,870,386
Canadian Pacific Railway Ltd.	138,317	29,116,633
Canadian Tire Corp., Ltd., Class A	66,435	8,318,450
Canadian Utilities Ltd., Class A	108,832	2,649,961
Cenovus Energy, Inc.	980,269	9,096,403
CGI Group, Inc., Class A *	251,547	16,530,590
CI Financial Corp.	226,182	3,642,641
Constellation Software, Inc.	19,003	14,501,856
Crescent Point Energy Corp.	506,224	3,109,670
Dollarama, Inc.	294,768	11,155,950
Enbridge, Inc.	1,613,554	55,078,253
Encana Corp.	937,297	12,421,099
Fairfax Financial Holdings Ltd.	26,814	14,733,048
Fortis, Inc.	387,936	12,709,556
Franco-Nevada Corp.	170,525	10,909,311
George Weston Ltd.	45,610	3,555,198
Goldcorp, Inc.	825,642	8,927,913
Great-West Lifeco, Inc.	285,148	6,962,776
Husky Energy, Inc.	348,433	5,766,467
Hydro One Ltd.	222,559	3,290,722
IGM Financial, Inc.	75,627	2,111,721
Imperial Oil Ltd.	209,301	6,528,066
Intact Financial Corp.	147,010	11,668,802
Inter Pipeline Ltd.	383,110	7,045,499
Loblaw Cos. Ltd.	185,053	9,579,414
Magna International, Inc.	319,181	17,296,161
Manulife Financial Corp.	1,852,471	33,925,386
Metro, Inc.	237,338	7,437,119
National Bank of Canada	341,967	17,127,854
Nutrien Ltd.	614,324	34,552,339
Pembina Pipeline Corp.	473,397	16,159,286
Power Corp. of Canada	338,128	7,584,834
Power Financial Corp.	233,370	5,446,105
Restaurant Brands International, Inc.	217,149	12,464,897
RioCan Real Estate Investment Trust	289,913	5,616,168
Rogers Communications, Inc., B Shares	324,377	16,821,483
Royal Bank of Canada	1,359,662	108,088,932
Saputo, Inc.	204,404	6,264,031
Shaw Communications, Inc., B Shares	471,797	9,523,139
SNC-Lavalin Group, Inc.	156,169	6,291,313
Sun Life Financial, Inc.	580,064	23,074,443
Suncor Energy, Inc.	1,548,490	63,794,534
Teck Resources Ltd., Class B	508,382	11,466,325
TELUS Corp.	163,739	6,076,406
The Bank of Nova Scotia	1,146,838	66,429,445
The Toronto-Dominion Bank	1,755,411	105,880,651
Security	Number of Shares	Value ($)
Thomson Reuters Corp.	260,838	11,610,137
Tourmaline Oil Corp.	227,840	3,714,773
TransCanada Corp.	844,269	35,986,404
Turquoise Hill Resources Ltd. *	966,678	2,246,278
Waste Connections, Inc.	246,742	19,598,197
Wheaton Precious Metals Corp.	414,048	7,100,052
		1,222,040,888

Denmark 1.4%
AP Moller - Maersk A/S, A Shares	3,929	5,668,832
AP Moller - Maersk A/S, B Shares	6,291	9,731,630
Carlsberg A/S, B Shares	104,942	12,840,147
Chr Hansen Holding A/S	88,200	8,974,718
Coloplast A/S, B Shares	115,861	12,429,436
Danske Bank A/S	617,988	18,223,490
DSV A/S	186,856	17,549,463
Genmab A/S *	51,903	8,999,350
H. Lundbeck A/S	50,535	2,971,719
ISS A/S	173,738	6,079,040
Jyske Bank A/S	65,325	3,321,506
Novo Nordisk A/S, B Shares	1,611,601	79,164,026
Novozymes A/S, B Shares	207,300	11,387,977
Orsted A/S	152,701	9,675,480
Pandora A/S	103,156	6,177,189
Rockwool International A/S, B Shares	4,013	1,742,332
Tryg A/S	99,135	2,441,398
Vestas Wind Systems A/S	175,726	12,272,518
William Demant Holding A/S *	96,669	3,940,624
		233,590,875

Finland 1.0%
Elisa Oyj	133,083	5,705,928
Fortum Oyj	367,585	9,323,533
Huhtamaki Oyj	96,330	3,457,665
Kesko Oyj, B Shares	58,800	3,434,372
Kone Oyj, B Shares	353,570	19,133,217
Metso Oyj	94,632	3,330,655
Neste Oyj	143,803	12,515,142
Nokia Oyj	5,358,935	29,916,100
Nokian Renkaat Oyj	136,726	5,655,317
Orion Oyj, Class B	102,978	3,794,537
Sampo Oyj, A Shares	468,452	24,020,077
Stora Enso Oyj, R Shares	572,353	10,678,228
UPM-Kymmene Oyj	472,778	18,262,557
Wartsila Oyj Abp	482,534	10,212,378
		159,439,706

France 9.0%
Accor S.A.	179,009	8,976,735
Aeroports de Paris	25,763	5,674,313
Air France-KLM *	199,228	1,917,927
Air Liquide S.A.	396,134	50,007,841
Airbus SE	520,716	64,377,926
ALD S.A.	74,850	1,397,762
Alstom S.A.	168,364	7,443,875
Amundi S.A.	49,533	3,578,924
Arkema S.A.	65,233	8,189,456
Atos SE	84,802	10,182,444
AXA S.A.	1,795,471	45,425,954
BioMerieux	37,779	3,327,458
BNP Paribas S.A.	1,011,275	59,513,342
Bollore S.A.	980,000	4,702,307
Bouygues S.A.	219,808	9,726,040
Bureau Veritas S.A.	231,330	5,959,033
Capgemini SE	140,493	18,103,588

2
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Carrefour S.A.	498,265	8,910,468
Casino Guichard Perrachon S.A. (a)	63,970	2,032,658
Cie Generale des Etablissements Michelin S.C.A.	168,862	20,030,205
CNP Assurances	221,834	5,128,522
Compagnie de Saint-Gobain	450,800	19,440,801
Covivio	34,300	3,593,719
Credit Agricole S.A.	1,087,915	14,926,180
Danone S.A.	545,009	43,005,867
Dassault Aviation S.A.	1,748	3,260,177
Dassault Systemes S.A.	127,950	20,782,221
Edenred	214,944	8,210,365
Eiffage S.A.	65,748	7,417,224
Electricite de France S.A.	441,182	7,242,876
Elior Group S.A.	145,477	2,283,350
Elis S.A.	162,655	3,775,518
Engie S.A.	1,569,353	23,061,643
Essilor International S.A.	191,699	27,724,085
Eurazeo S.A.	65,931	5,016,879
Eurofins Scientific SE	11,081	6,271,028
Eutelsat Communications S.A.	209,015	4,961,053
Faurecia S.A.	75,165	4,615,846
Gecina S.A.	46,802	8,053,763
Getlink	481,121	6,073,657
Hermes International	27,773	18,102,233
ICADE	30,003	2,934,058
Iliad S.A.	22,600	2,926,644
Imerys S.A.	34,300	2,470,307
Ingenico Group S.A.	59,385	4,182,976
Ipsen S.A.	35,705	6,362,273
JCDecaux S.A.	70,251	2,319,696
Kering S.A.	70,092	38,166,343
Klepierre S.A.	197,995	7,118,344
L'Oreal S.A.	226,344	54,434,684
Lagardere S.C.A.	132,931	3,928,495
Legrand S.A.	246,182	18,589,480
LVMH Moet Hennessy Louis Vuitton SE	233,222	81,908,117
Natixis S.A.	762,632	5,102,102
Orange S.A.	1,848,558	30,003,612
Orpea	34,574	4,686,426
Pernod-Ricard S.A.	204,395	32,342,637
Peugeot S.A.	499,534	13,774,621
Plastic Omnium S.A.	39,558	1,570,398
Publicis Groupe S.A.	208,690	13,427,434
Remy Cointreau S.A.	20,916	2,937,326
Renault S.A.	176,816	15,264,821
Rexel S.A.	304,184	4,795,588
Rubis SCA	72,033	4,274,329
Safran S.A.	299,786	39,170,341
Sanofi	1,020,774	87,519,414
Sartorius Stedim Biotech	31,125	3,954,561
Schneider Electric SE	495,061	40,458,471
SCOR SE	158,121	6,422,523
SEB S.A.	25,264	4,720,781
SES S.A.	358,442	7,206,574
Societe BIC S.A.	30,403	2,821,067
Societe Generale S.A.	674,821	27,668,826
Sodexo S.A.	84,309	8,800,948
STMicroelectronics N.V.	612,842	12,624,399
Suez	372,400	5,396,593
TechnipFMC plc	431,920	13,251,947
Teleperformance	50,714	9,765,447
Thales S.A.	99,740	14,082,358
Total S.A.	2,374,884	148,852,325
UBISOFT Entertainment S.A. *	80,294	8,656,486
Valeo S.A.	227,897	10,370,332
Veolia Environnement S.A.	497,279	10,507,084
Vinci S.A.	436,100	41,891,124
Security	Number of Shares	Value ($)
Vivendi S.A.	924,529	24,041,652
Wendel S.A.	34,300	5,092,266
Worldline S.A. *	45,182	2,754,628
		1,471,976,121

Germany 7.7%
1&1 Drillisch AG	40,362	2,047,507
adidas AG	190,220	47,561,861
Allianz SE	413,591	88,369,950
Axel Springer SE	54,746	3,987,429
BASF SE	860,584	79,792,733
Bayer AG	881,643	82,453,104
Bayerische Motoren Werke AG	302,248	29,332,414
Beiersdorf AG	94,421	11,018,837
Brenntag AG	143,657	8,681,504
Carl Zeiss Meditec AG	31,900	2,831,923
CECONOMY AG	177,564	1,352,788
Commerzbank AG *	1,001,071	9,486,854
Continental AG	102,900	18,922,396
Covestro AG	169,800	14,497,117
Daimler AG	836,520	54,212,292
Delivery Hero SE *	116,488	6,432,431
Deutsche Bank AG	1,825,878	20,611,010
Deutsche Boerse AG	183,197	25,364,807
Deutsche Lufthansa AG	220,500	5,769,847
Deutsche Post AG	902,482	32,981,677
Deutsche Telekom AG *	3,001,313	48,574,089
Deutsche Wohnen SE	330,877	16,761,823
E.ON SE	1,967,593	21,015,716
Evonik Industries AG	167,073	6,241,843
Fielmann AG	29,400	1,989,131
Fraport AG Frankfurt Airport Services Worldwide	44,100	3,973,472
Fresenius Medical Care AG & Co. KGaA	191,502	19,442,619
Fresenius SE & Co. KGaA	380,794	29,144,071
FUCHS PETROLUB SE	35,560	1,913,550
GEA Group AG	177,332	6,753,041
Hannover Rueck SE	63,700	8,767,796
Hapag-Lloyd AG	29,062	1,228,111
HeidelbergCement AG	144,243	11,509,553
Hella GmbH & Co. KGaA	24,742	1,496,940
Henkel AG & Co. KGaA	100,920	11,289,970
HOCHTIEF AG	20,457	3,327,479
HUGO BOSS AG	59,602	4,772,454
Infineon Technologies AG	1,068,520	27,251,440
Innogy SE	122,800	5,345,057
K+S AG	218,340	4,977,885
KION Group AG	64,625	4,422,744
LANXESS AG	88,867	6,997,890
LEG Immobilien AG	59,147	7,236,161
Linde AG	174,506	39,835,990
MAN SE	30,243	3,295,330
Merck KGaA	127,400	13,411,837
METRO AG	155,174	2,429,232
MTU Aero Engines AG	54,357	11,946,858
Muenchener Rueckversicherungs-Gesellschaft AG	133,673	28,897,193
OSRAM Licht AG	96,382	4,337,591
ProSiebenSat.1 Media SE	238,740	6,302,690
Puma SE	8,471	4,652,035
QIAGEN N.V. *	221,160	8,581,608
Rational AG	2,476	1,979,127
Rheinmetall AG	36,766	4,017,637
RTL Group S.A.	34,300	2,578,059
RWE AG	520,018	13,220,140
SAP SE	919,466	110,852,504
Siemens AG	720,630	93,889,937

3
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Siemens Healthineers AG *	122,825	5,595,517
STADA Arzneimittel AG	10,036	947,696
Suedzucker AG	71,572	985,964
Symrise AG	113,732	10,647,042
Talanx AG *	27,215	1,029,734
Telefonica Deutschland Holding AG	1,019,270	4,249,152
ThyssenKrupp AG	449,247	10,406,931
Uniper SE	191,456	5,863,016
United Internet AG	108,986	5,746,810
Volkswagen AG	34,556	5,576,557
Vonovia SE	471,318	24,232,838
Wacker Chemie AG	19,600	2,833,471
Wirecard AG	108,462	24,141,198
Zalando SE *	132,605	6,992,236
		1,259,617,246

Hong Kong 3.3%
AAC Technologies Holdings, Inc.	678,916	7,525,346
AIA Group Ltd.	11,393,249	98,271,472
ASM Pacific Technology Ltd.	284,577	3,002,074
BOC Hong Kong Holdings Ltd.	3,585,249	17,494,813
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	140,309
Cathay Pacific Airways Ltd.	903,288	1,346,491
China Mengniu Dairy Co., Ltd. *	2,687,703	7,756,052
Chow Tai Fook Jewellery Group Ltd.	951,616	883,854
CK Asset Holdings Ltd.	2,650,351	18,892,729
CK Hutchison Holdings Ltd.	2,597,137	29,929,167
CK Infrastructure Holdings Ltd.	589,004	4,307,461
CLP Holdings Ltd.	1,678,417	19,726,837
Dairy Farm International Holdings Ltd.	202,083	1,873,309
Galaxy Entertainment Group Ltd.	2,092,802	15,491,572
Haitong International Securities Group Ltd.	2,343,854	883,921
Hang Lung Group Ltd.	712,860	1,998,104
Hang Lung Properties Ltd.	2,377,624	4,695,330
Hang Seng Bank Ltd.	725,715	19,675,643
Henderson Land Development Co., Ltd.	1,235,069	6,530,261
Hong Kong & China Gas Co., Ltd.	8,584,216	17,673,933
Hong Kong Exchanges & Clearing Ltd.	1,192,521	33,942,233
Hongkong Land Holdings Ltd.	1,137,960	7,874,683
Hopewell Holdings Ltd.	827,308	2,909,159
Hysan Development Co., Ltd.	510,560	2,618,206
Jardine Matheson Holdings Ltd.	203,218	12,827,120
Jardine Strategic Holdings Ltd.	198,448	7,203,662
Johnson Electric Holdings Ltd.	376,564	1,103,463
Kerry Properties Ltd.	755,228	2,862,571
Li & Fung Ltd.	7,518,188	2,136,039
Lifestyle International Holdings Ltd.	536,276	1,045,372
Link REIT	2,167,380	21,593,996
Melco International Development Ltd.	736,150	1,960,215
MGM China Holdings Ltd.	578,578	1,090,975
Minth Group Ltd.	633,978	2,596,847
MTR Corp. Ltd.	1,360,027	7,009,019
New World Development Co., Ltd.	5,715,525	7,631,477
Nexteer Automotive Group Ltd.	787,884	1,327,043
NWS Holdings Ltd.	1,615,106	2,876,732
PCCW Ltd.	4,900,000	2,603,295
Power Assets Holdings Ltd.	1,353,966	9,496,341
PRADA S.p.A.	480,796	2,168,479
Samsonite International S.A. *	1,174,525	4,743,651
Sands China Ltd.	2,437,914	11,896,203
Semiconductor Manufacturing International Corp. *(a)	2,966,806	3,500,188
Shangri-La Asia Ltd.	947,349	1,460,450
Shougang Fushan Resources Group Ltd.	4,663,064	1,039,682
Shui On Land Ltd.	5,766,104	1,373,774
Sino Land Co., Ltd.	3,852,421	6,527,946
Security	Number of Shares	Value ($)
SJM Holdings Ltd.	1,494,875	1,691,255
Sun Art Retail Group Ltd.	2,079,992	2,398,289
Sun Hung Kai Properties Ltd.	1,339,715	19,885,181
Swire Pacific Ltd., Class A	598,558	6,768,085
Swire Properties Ltd.	1,000,020	3,930,566
Techtronic Industries Co., Ltd.	1,269,342	7,762,669
The Bank of East Asia Ltd.	1,477,800	5,469,568
The Wharf Holdings Ltd.	1,216,319	3,471,257
Tingyi Cayman Islands Holding Corp.	1,775,763	3,171,935
Uni-President China Holdings Ltd.	1,111,664	1,094,824
VTech Holdings Ltd.	123,031	1,361,368
Want Want China Holdings Ltd.	5,441,818	4,444,196
WH Group Ltd.	7,848,375	5,919,604
Wharf Real Estate Investment Co., Ltd.	1,126,911	7,473,113
Wheelock & Co., Ltd.	785,314	4,927,660
Wynn Macau Ltd.	1,319,778	3,674,037
Xinyi Glass Holdings Ltd.	2,210,390	2,759,855
Xinyi Solar Holdings Ltd.	3,836,994	1,143,927
Yue Yuen Industrial Holdings Ltd.	824,970	2,286,065
		533,150,953

Ireland 0.2%
AIB Group plc	795,161	4,481,521
Bank of Ireland Group plc	969,130	7,938,180
Glanbia plc	192,035	3,246,476
Kerry Group plc, A Shares	130,751	14,946,649
Kingspan Group plc	138,364	6,738,893
		37,351,719

Israel 0.5%
Azrieli Group Ltd.	39,200	2,039,829
Bank Hapoalim B.M.	1,117,200	8,386,604
Bank Leumi Le-Israel	1,455,417	9,797,398
Bezeq The Israeli Telecommunication Corp., Ltd.	1,873,594	2,243,482
Elbit Systems Ltd.	27,084	3,500,438
First International Bank of Israel Ltd.	103,117	2,393,000
Frutarom Industries Ltd.	35,516	3,631,130
Gazit-Globe Ltd.	143,566	1,320,230
Harel Insurance Investments & Financial Services Ltd.	107,219	876,959
Israel Chemicals Ltd.	667,565	3,907,761
Israel Discount Bank Ltd., A Shares	1,343,777	4,704,002
Mazor Robotics Ltd. *	69,002	1,661,500
Mizrahi Tefahot Bank Ltd.	181,897	3,289,347
NICE Ltd. *	59,591	6,873,974
Paz Oil Co., Ltd.	10,268	1,592,946
SodaStream International Ltd. *	23,831	3,407,077
Teva Pharmaceutical Industries Ltd.	863,530	20,238,760
Tower Semiconductor Ltd. *	91,172	1,992,187
		81,856,624

Italy 2.1%
A2A S.p.A.	1,066,601	1,837,906
Assicurazioni Generali S.p.A.	1,294,596	21,607,328
Atlantia S.p.A.	515,525	10,766,646
Banca Mediolanum S.p.A.	231,414	1,567,036
Banco BPM S.p.A. *	1,418,691	3,200,933
Buzzi Unicem S.p.A.	90,945	1,832,707
CNH Industrial N.V.	939,703	11,261,444
Davide Campari-Milano S.p.A.	639,144	5,670,284
Enel S.p.A.	7,235,569	35,863,158
Eni S.p.A.	2,319,059	43,117,624
EXOR N.V.	113,182	7,371,850
Ferrari N.V.	122,569	16,072,033

4
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Fiat Chrysler Automobiles N.V. *	1,043,703	17,680,907
FinecoBank Banca Fineco S.p.A.	348,804	4,165,879
Intesa Sanpaolo S.p.A.	13,429,945	33,243,753
Italgas S.p.A.	442,930	2,398,434
Leonardo S.p.A.	398,029	4,468,979
Luxottica Group S.p.A.	149,290	9,921,679
Mediobanca S.p.A.	573,300	5,346,947
Moncler S.p.A.	139,681	6,331,732
Parmalat S.p.A.	470,937	1,539,697
Pirelli & C S.p.A. *	335,544	2,708,632
Poste Italiane S.p.A.	368,959	2,847,009
Prysmian S.p.A.	228,193	5,899,465
Recordati S.p.A.	108,869	3,821,605
Saipem S.p.A. *	615,369	3,295,663
Snam S.p.A.	2,224,905	9,153,559
Telecom Italia S.p.A. *	11,826,690	7,554,432
Telecom Italia S.p.A. - RSP	5,037,270	2,806,767
Tenaris S.A.	450,800	7,579,106
Terna Rete Elettrica Nazionale S.p.A.	1,533,700	8,076,463
UniCredit S.p.A.	2,099,629	30,375,237
Unione di Banche Italiane S.p.A.	924,237	3,412,084
UnipolSai Assicurazioni S.p.A. (a)	976,330	2,186,722
		334,983,700

Japan 22.5%
ABC-Mart, Inc.	39,803	2,175,282
Acom Co., Ltd.	545,044	2,231,591
Advantest Corp.	213,266	5,123,692
Aeon Co., Ltd.	711,785	15,447,631
AEON Financial Service Co., Ltd.	158,930	3,260,727
Aeon Mall Co., Ltd.	128,026	2,146,371
AGC, Inc.	191,719	7,694,003
Aica Kogyo Co., Ltd.	17,387	670,329
Ain Holdings, Inc.	24,665	1,890,720
Air Water, Inc.	202,217	3,632,739
Aisin Seiki Co., Ltd.	169,600	7,861,695
Ajinomoto Co., Inc.	510,560	8,683,917
Alfresa Holdings Corp.	196,864	4,948,009
Alps Electric Co., Ltd.	164,368	4,950,977
Amada Holdings Co., Ltd.	394,803	4,229,841
ANA Holdings, Inc.	120,174	4,171,436
Aoyama Trading Co., Ltd.	68,804	2,094,183
Aozora Bank Ltd.	120,864	4,278,227
Ariake Japan Co., Ltd.	14,028	1,265,094
Asahi Group Holdings Ltd.	361,688	16,371,124
Asahi Intecc Co., Ltd.	114,764	4,383,150
Asahi Kasei Corp.	1,241,188	18,245,357
Asics Corp.	176,890	2,651,316
Astellas Pharma, Inc.	1,890,095	32,079,711
Azbil Corp.	68,780	3,005,268
Bandai Namco Holdings, Inc.	187,205	7,276,490
Benesse Holdings, Inc.	89,690	2,810,775
Bic Camera, Inc.	116,347	1,563,395
Bridgestone Corp.	576,100	21,265,070
Brother Industries Ltd.	242,579	4,992,247
Calbee, Inc.	68,776	2,192,570
Canon, Inc.	941,247	30,244,515
Capcom Co., Ltd.	65,551	1,531,701
Casio Computer Co., Ltd.	225,940	3,637,128
Central Japan Railway Co.	168,261	33,861,606
Chiyoda Corp.	147,920	1,087,206
Chubu Electric Power Co., Inc.	692,577	10,090,257
Chugai Pharmaceutical Co., Ltd.	208,202	12,091,995
Ci:z Holdings Co., Ltd.	21,456	924,919
Citizen Watch Co., Ltd.	372,828	2,562,068
Coca-Cola Bottlers Japan Holdings, Inc.	134,260	3,814,033
COMSYS Holdings Corp.	89,052	2,421,353
Security	Number of Shares	Value ($)
Concordia Financial Group Ltd.	1,362,202	6,547,808
Cosmo Energy Holdings Co., Ltd.	54,707	2,020,338
Cosmos Pharmaceutical Corp.	7,764	1,629,330
Credit Saison Co., Ltd.	150,816	2,502,606
CyberAgent, Inc.	98,600	5,619,804
Dai Nippon Printing Co., Ltd.	254,202	5,715,161
Dai-ichi Life Holdings, Inc.	1,079,657	20,612,652
Daicel Corp.	370,495	4,199,957
Daido Steel Co., Ltd.	26,019	1,189,668
Daifuku Co., Ltd.	85,256	4,436,372
Daiichi Sankyo Co., Ltd.	603,449	23,607,898
Daiichikosho Co., Ltd.	33,788	1,566,220
Daikin Industries Ltd.	257,618	32,921,018
Daito Trust Construction Co., Ltd.	69,451	10,428,454
Daiwa House Industry Co., Ltd.	638,031	19,500,267
Daiwa Securities Group, Inc.	1,598,140	9,604,550
DeNA Co., Ltd.	148,608	2,575,863
Denka Co., Ltd.	88,996	3,053,883
Denso Corp.	450,810	21,771,092
Dentsu, Inc.	202,995	9,501,231
DIC Corp.	84,549	3,008,034
Disco Corp.	25,859	4,636,127
DMG Mori Co., Ltd.	94,264	1,562,495
Don Quijote Holdings Co., Ltd.	103,549	5,042,743
Dowa Holdings Co., Ltd.	44,346	1,329,760
East Japan Railway Co.	339,825	30,815,172
Ebara Corp.	89,377	3,062,926
Eisai Co., Ltd.	248,510	22,545,976
Electric Power Development Co., Ltd.	171,136	4,539,036
Ezaki Glico Co., Ltd.	59,410	2,995,012
FamilyMart UNY Holdings Co., Ltd.	81,077	7,085,143
FANUC Corp.	184,330	36,197,734
Fast Retailing Co., Ltd.	49,454	23,106,928
FP Corp.	21,156	1,194,360
Fuji Electric Co., Ltd.	564,459	4,555,989
Fuji Oil Holdings, Inc.	33,684	1,026,757
FUJIFILM Holdings Corp.	354,004	15,001,712
Fujikura Ltd.	205,852	1,273,522
Fujitsu Ltd.	1,828,524	13,408,242
Fukuoka Financial Group, Inc.	741,617	4,166,726
Fukuyama Transporting Co., Ltd.	24,056	1,132,455
Furukawa Electric Co., Ltd.	73,583	2,538,260
Glory Ltd.	38,616	1,032,221
GMO Payment Gateway, Inc.	12,228	1,457,854
GS Yuasa Corp.	148,870	735,724
GungHo Online Entertainment, Inc. (a)	452,588	967,339
H2O Retailing Corp.	73,760	1,161,428
Hakuhodo DY Holdings, Inc.	260,662	4,407,641
Hamamatsu Photonics K.K.	139,004	5,603,534
Hankyu Hanshin Holdings, Inc.	239,313	8,557,299
Haseko Corp.	323,466	4,200,668
Heiwa Corp.	54,204	1,300,779
Hikari Tsushin, Inc.	19,610	3,715,616
Hino Motors Ltd.	290,785	3,068,210
Hirose Electric Co., Ltd.	26,977	3,216,269
Hisamitsu Pharmaceutical Co., Inc.	63,882	4,678,016
Hitachi Chemical Co., Ltd.	103,690	2,180,683
Hitachi Construction Machinery Co., Ltd.	118,971	3,562,102
Hitachi High-Technologies Corp.	55,713	2,193,148
Hitachi Ltd.	4,371,104	28,599,323
Hitachi Metals Ltd.	240,610	2,786,159
Hokuhoku Financial Group, Inc.	92,360	1,296,047
Hokuriku Electric Power Co. *(a)	146,183	1,439,616
Honda Motor Co., Ltd.	1,637,369	48,610,892
Horiba Ltd.	41,386	2,567,847
Hoshizaki Corp.	51,051	4,852,573
House Foods Group, Inc.	55,869	1,660,174
Hoya Corp.	358,506	21,005,668

5
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Hulic Co., Ltd.	348,950	3,310,596
Ibiden Co., Ltd.	123,063	1,791,258
Ichigo, Inc.	258,928	1,060,137
Idemitsu Kosan Co., Ltd.	142,191	7,193,863
IHI Corp.	133,754	4,680,214
Iida Group Holdings Co., Ltd.	128,201	2,372,444
Inpex Corp.	981,632	10,756,034
Isetan Mitsukoshi Holdings Ltd.	318,822	3,611,313
Isuzu Motors Ltd.	530,148	7,683,166
Ito En Ltd.	43,464	1,912,831
ITOCHU Corp.	1,381,824	24,219,461
Itochu Techno-Solutions Corp.	77,757	1,725,050
Itoham Yonekyu Holdings, Inc.	163,482	1,216,329
Izumi Co., Ltd.	32,088	1,924,383
J Front Retailing Co., Ltd.	287,632	4,098,467
Jafco Co., Ltd.	28,620	1,067,265
Japan Airlines Co., Ltd.	110,712	3,998,751
Japan Airport Terminal Co., Ltd.	50,820	2,280,106
Japan Exchange Group, Inc.	525,816	9,284,824
Japan Post Bank Co., Ltd.	397,892	4,657,653
Japan Post Holdings Co., Ltd.	1,242,486	14,790,833
Japan Tobacco, Inc.	1,127,316	29,706,609
JFE Holdings, Inc.	504,770	11,068,659
JGC Corp.	230,830	4,658,859
JSR Corp.	165,062	3,210,883
JTEKT Corp.	240,710	3,379,947
JXTG Holdings, Inc.	3,065,318	21,628,758
K's Holdings Corp.	139,934	1,697,355
Kagome Co., Ltd.	101,140	2,873,166
Kajima Corp.	843,080	6,082,554
Kakaku.com, Inc.	119,379	2,211,340
Kaken Pharmaceutical Co., Ltd.	39,296	2,023,539
Kamigumi Co., Ltd.	42,732	869,400
Kaneka Corp.	255,746	2,341,004
Kansai Paint Co., Ltd.	211,270	4,185,960
Kao Corp.	466,267	36,267,781
Kawasaki Heavy Industries Ltd.	145,315	3,983,926
Kawasaki Kisen Kaisha Ltd. *(a)	79,221	1,468,895
KDDI Corp.	1,682,990	44,637,900
Keihan Holdings Co., Ltd.	100,385	3,693,654
Keikyu Corp.	241,891	4,192,763
Keio Corp.	111,573	5,544,187
Keisei Electric Railway Co., Ltd.	135,491	4,557,708
Kewpie Corp.	124,722	3,012,179
Keyence Corp.	85,127	48,280,985
Kikkoman Corp.	149,609	7,515,193
Kinden Corp.	50,090	791,881
Kintetsu Group Holdings Co., Ltd.	159,729	6,280,547
Kirin Holdings Co., Ltd.	800,374	19,831,605
Kobayashi Pharmaceutical Co., Ltd.	50,870	3,660,933
Kobe Steel Ltd.	245,059	2,055,326
Koito Manufacturing Co., Ltd.	108,299	6,709,782
Kokuyo Co., Ltd.	17,487	304,211
Komatsu Ltd.	848,344	24,183,752
Konami Holdings Corp.	93,920	3,942,802
Konica Minolta, Inc.	476,214	4,857,267
Kose Corp.	28,635	5,293,931
Kubota Corp.	1,091,809	17,098,132
Kuraray Co., Ltd.	346,094	5,031,371
Kurita Water Industries Ltd.	117,911	3,509,098
Kyocera Corp.	289,298	18,289,029
Kyowa Exeo Corp.	68,672	1,926,049
Kyowa Hakko Kirin Co., Ltd.	241,654	4,293,262
Kyudenko Corp.	26,989	1,029,566
Kyushu Electric Power Co., Inc.	490,000	5,506,065
Kyushu Financial Group, Inc.	441,496	2,150,046
Kyushu Railway Co.	184,060	5,544,126
Lawson, Inc.	57,291	3,368,691
Security	Number of Shares	Value ($)
Leopalace21 Corp.	173,513	923,233
LINE Corp. *	55,867	2,579,601
Lion Corp.	230,830	4,873,274
LIXIL Group Corp.	279,930	5,500,902
M3, Inc.	181,662	8,019,439
Mabuchi Motor Co., Ltd.	55,097	2,288,152
Maeda Corp.	109,808	1,314,111
Makita Corp.	235,856	10,720,244
Marubeni Corp.	1,509,230	12,407,576
Marui Group Co., Ltd.	242,265	5,363,760
Maruichi Steel Tube Ltd.	83,381	2,560,421
Matsumotokiyoshi Holdings Co., Ltd.	81,522	3,087,815
Mazda Motor Corp.	544,290	6,324,730
Mebuki Financial Group, Inc.	1,025,478	3,643,760
Medipal Holdings Corp.	133,736	2,702,822
Megmilk Snow Brand Co., Ltd.	59,468	1,503,795
MEIJI Holdings Co., Ltd.	132,439	8,814,536
MINEBEA MITSUMI, Inc.	433,783	8,160,449
Miraca Holdings, Inc.	50,380	1,394,838
MISUMI Group, Inc.	252,405	6,519,258
Mitsubishi Chemical Holdings Corp.	1,323,491	11,887,965
Mitsubishi Corp.	1,198,507	34,273,939
Mitsubishi Electric Corp.	1,907,750	25,807,143
Mitsubishi Estate Co., Ltd.	1,070,660	17,809,734
Mitsubishi Gas Chemical Co., Inc.	217,023	4,525,023
Mitsubishi Heavy Industries Ltd.	294,760	10,967,938
Mitsubishi Logistics Corp.	88,276	2,026,085
Mitsubishi Materials Corp.	153,942	4,171,851
Mitsubishi Motors Corp.	643,149	4,593,714
Mitsubishi Tanabe Pharma Corp.	246,572	4,120,466
Mitsubishi UFJ Financial Group, Inc.	12,050,829	72,901,620
Mitsubishi UFJ Lease & Finance Co., Ltd.	501,802	2,828,392
Mitsui & Co., Ltd.	1,643,677	27,460,086
Mitsui Chemicals, Inc.	196,833	5,101,664
Mitsui Fudosan Co., Ltd.	892,563	20,481,819
Mitsui Mining & Smelting Co., Ltd.	51,669	1,484,112
Mitsui OSK Lines Ltd.	122,991	3,314,218
Miura Co., Ltd.	86,290	2,424,073
Mizuho Financial Group, Inc.	23,799,112	41,874,074
MonotaRO Co., Ltd.	64,431	3,666,498
Morinaga & Co., Ltd.	30,536	1,189,661
Morinaga Milk Industry Co., Ltd.	29,484	801,680
MS&AD Insurance Group Holdings, Inc.	490,000	15,090,860
Murata Manufacturing Co., Ltd.	178,661	30,911,406
Nabtesco Corp.	122,844	3,209,443
Nagase & Co., Ltd.	87,143	1,456,247
Nagoya Railroad Co., Ltd.	149,946	3,427,994
Nankai Electric Railway Co., Ltd.	147,019	3,835,739
NEC Corp.	236,400	6,545,051
Nexon Co., Ltd. *	404,010	5,079,045
NGK Insulators Ltd.	250,856	4,094,777
NGK Spark Plug Co., Ltd.	211,270	6,020,771
NH Foods Ltd.	108,110	3,953,520
NHK Spring Co., Ltd.	303,469	3,215,729
Nichirei Corp.	104,202	2,623,727
Nidec Corp.	219,182	31,834,117
Nifco, Inc.	46,129	1,268,823
Nihon Kohden Corp.	71,821	2,105,048
Nihon M&A Center, Inc.	129,168	3,388,643
Nikon Corp.	350,420	6,721,769
Nintendo Co., Ltd.	100,708	36,474,124
Nippon Electric Glass Co., Ltd.	73,726	2,373,647
Nippon Express Co., Ltd.	83,711	5,254,350
Nippon Kayaku Co., Ltd.	157,093	1,848,820
Nippon Paint Holdings Co., Ltd.	148,154	5,865,501
Nippon Paper Industries Co., Ltd.	73,555	1,341,947
Nippon Shinyaku Co., Ltd.	54,790	3,226,574
Nippon Shokubai Co., Ltd.	30,302	2,238,115

6
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Nippon Steel & Sumitomo Metal Corp.	736,621	14,850,667
Nippon Telegraph & Telephone Corp.	622,542	27,790,800
Nippon Yusen K.K.	154,127	2,913,380
Nipro Corp.	138,662	1,855,746
Nishi-Nippon Financial Holdings, Inc.	50,190	584,347
Nishi-Nippon Railroad Co., Ltd.	54,689	1,464,325
Nissan Chemical Corp.	137,879	6,590,239
Nissan Motor Co., Ltd.	1,853,863	17,387,541
Nisshin Seifun Group, Inc.	229,599	4,602,954
Nisshinbo Holdings, Inc.	45,261	509,000
Nissin Foods Holdings Co., Ltd.	79,240	5,066,615
Nitori Holdings Co., Ltd.	69,366	10,553,316
Nitto Denko Corp.	152,690	11,880,861
NOF Corp.	51,278	1,706,415
NOK Corp.	160,955	3,080,187
Nomura Holdings, Inc.	3,034,375	13,915,134
Nomura Real Estate Holdings, Inc.	103,645	2,251,709
Nomura Research Institute Ltd.	98,760	4,925,308
NSK Ltd.	418,302	4,756,990
NTN Corp.	442,195	1,818,469
NTT Data Corp.	638,700	8,225,311
NTT DOCOMO, Inc.	1,212,374	31,543,482
Obayashi Corp.	656,998	6,167,966
Obic Co., Ltd.	69,745	6,566,603
Odakyu Electric Railway Co., Ltd.	300,151	6,504,603
Oji Holdings Corp.	839,710	5,762,901
OKUMA Corp.	22,230	1,287,069
Olympus Corp.	266,709	10,883,873
Omron Corp.	177,512	7,964,307
Ono Pharmaceutical Co., Ltd.	428,099	11,273,383
Open House Co., Ltd.	21,560	1,261,888
Oracle Corp. Japan	30,416	2,559,240
Oriental Land Co., Ltd.	185,106	19,873,625
ORIX Corp.	1,233,742	19,882,734
Osaka Gas Co., Ltd.	419,387	7,849,914
OSG Corp.	57,185	1,315,588
Otsuka Corp.	119,604	4,341,490
Otsuka Holdings Co., Ltd.	388,990	18,280,443
PALTAC Corp.	23,256	1,266,774
Panasonic Corp.	2,024,722	24,221,434
Park24 Co., Ltd.	100,144	2,944,216
Penta-Ocean Construction Co., Ltd.	207,494	1,220,058
PeptiDream, Inc. *	86,621	3,390,316
Persol Holdings Co., Ltd.	162,991	3,652,727
Pigeon Corp.	112,759	5,460,755
Pilot Corp.	21,856	1,247,675
Pola Orbis Holdings, Inc.	86,400	3,054,408
Rakuten, Inc.	722,768	5,539,798
Recruit Holdings Co., Ltd.	1,161,336	35,473,193
Relo Group, Inc.	83,681	2,297,954
Renesas Electronics Corp. *	653,730	4,952,277
Rengo Co., Ltd.	162,217	1,395,635
Resona Holdings, Inc.	2,118,476	12,034,342
Resorttrust, Inc.	103,690	1,681,333
Ricoh Co., Ltd.	613,250	6,443,038
Rinnai Corp.	41,026	3,059,792
Rohm Co., Ltd.	79,561	7,196,617
Rohto Pharmaceutical Co., Ltd.	93,910	3,006,543
Ryohin Keikaku Co., Ltd.	21,467	6,388,700
Sankyo Co., Ltd.	45,206	1,734,694
Sankyu, Inc.	38,017	2,022,819
Sanrio Co., Ltd. (a)	93,310	2,001,093
Santen Pharmaceutical Co., Ltd.	365,643	5,645,316
Sanwa Holdings Corp.	97,251	1,117,354
Sapporo Holdings Ltd.	17,187	360,371
Sawai Pharmaceutical Co., Ltd.	55,300	2,957,379
SBI Holdings, Inc.	223,654	6,182,076
SCREEN Holdings Co., Ltd.	34,778	2,637,715
Security	Number of Shares	Value ($)
SCSK Corp.	28,285	1,346,844
Secom Co., Ltd.	201,362	16,606,894
Sega Sammy Holdings, Inc.	181,630	2,935,302
Seibu Holdings, Inc.	257,058	4,643,434
Seiko Epson Corp.	269,550	4,621,135
Seino Holdings Co., Ltd.	117,618	1,804,286
Sekisui Chemical Co., Ltd.	358,597	6,247,999
Sekisui House Ltd.	541,788	8,860,825
Seven & i Holdings Co., Ltd.	757,101	30,895,811
Seven Bank Ltd.	958,415	2,990,590
SG Holdings Co., Ltd.	57,504	1,363,377
Sharp Corp. (a)	133,760	3,176,174
Shikoku Electric Power Co., Inc.	173,570	2,311,971
Shima Seiki Manufacturing Ltd.	22,360	1,046,565
Shimachu Co., Ltd.	39,712	1,300,037
Shimadzu Corp.	245,314	7,289,621
Shimamura Co., Ltd.	17,196	1,592,667
Shimano, Inc.	74,060	11,447,792
Shimizu Corp.	490,910	4,303,238
Shin-Etsu Chemical Co., Ltd.	378,657	35,599,939
Shinsei Bank Ltd.	169,153	2,602,471
Shionogi & Co., Ltd.	272,933	15,890,837
Shiseido Co., Ltd.	367,702	25,944,902
Shochiku Co., Ltd.	12,316	1,511,663
Showa Denko K.K.	124,776	5,952,699
Showa Shell Sekiyu K.K.	246,844	4,988,749
Skylark Holdings Co., Ltd.	93,251	1,334,620
SMC Corp.	55,217	18,409,816
SoftBank Group Corp.	802,280	74,523,010
Sohgo Security Services Co., Ltd.	64,631	2,850,210
Sojitz Corp.	1,149,685	4,012,518
Sompo Holdings, Inc.	348,157	14,895,223
Sony Corp.	1,197,344	68,546,149
Sony Financial Holdings, Inc.	148,000	2,956,396
Sotetsu Holdings, Inc.	69,390	2,168,340
Square Enix Holdings Co., Ltd.	86,474	3,953,855
Stanley Electric Co., Ltd.	166,960	5,789,432
Start Today Co., Ltd.	178,960	6,181,330
Subaru Corp.	578,478	17,221,048
Sugi Holdings Co., Ltd.	44,710	2,213,626
Sumco Corp.	250,912	4,489,421
Sumitomo Chemical Co., Ltd.	1,417,711	8,067,598
Sumitomo Corp.	1,034,279	16,822,133
Sumitomo Dainippon Pharma Co., Ltd.	219,270	4,676,679
Sumitomo Electric Industries Ltd.	738,226	11,704,029
Sumitomo Forestry Co., Ltd.	178,247	2,887,060
Sumitomo Heavy Industries Ltd.	127,468	4,155,628
Sumitomo Metal Mining Co., Ltd.	221,321	7,165,463
Sumitomo Mitsui Financial Group, Inc.	1,250,120	49,391,493
Sumitomo Mitsui Trust Holdings, Inc.	358,133	14,408,002
Sumitomo Osaka Cement Co., Ltd.	406,984	1,747,075
Sumitomo Realty & Development Co., Ltd.	379,854	13,188,780
Sumitomo Rubber Industries Ltd.	206,094	3,063,019
Sundrug Co., Ltd.	79,840	2,872,901
Suntory Beverage & Food Ltd.	127,508	5,237,849
Suruga Bank Ltd.	191,710	1,042,532
Suzuken Co., Ltd.	88,220	4,017,775
Suzuki Motor Corp.	393,385	25,649,759
Sysmex Corp.	171,884	14,943,065
T&D Holdings, Inc.	555,824	8,468,816
Tadano Ltd.	84,769	933,426
Taiheiyo Cement Corp.	124,031	3,758,346
Taisei Corp.	198,228	8,884,819
Taisho Pharmaceutical Holdings Co., Ltd.	39,770	4,318,265
Taiyo Nippon Sanso Corp.	50,990	752,308
Taiyo Yuden Co., Ltd.	94,891	2,802,616
Takara Holdings, Inc.	134,495	1,336,641

7
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Takashimaya Co., Ltd.	156,980	2,539,768
Takeda Pharmaceutical Co., Ltd.	711,888	29,872,524
TDK Corp.	113,149	12,745,015
Teijin Ltd.	186,452	3,700,959
Terumo Corp.	281,977	15,588,393
The 77 Bank Ltd.	48,149	1,122,036
The Bank of Kyoto Ltd.	79,864	4,040,556
The Chiba Bank Ltd.	627,920	4,133,847
The Chugoku Bank Ltd.	225,931	2,473,556
The Chugoku Electric Power Co., Inc.	338,978	4,243,148
The Gunma Bank Ltd.	505,945	2,587,102
The Hachijuni Bank Ltd.	496,806	2,222,264
The Hiroshima Bank Ltd.	320,890	2,248,560
The Iyo Bank Ltd.	383,696	2,508,722
The Japan Steel Works Ltd.	42,225	1,083,376
The Kansai Electric Power Co., Inc.	726,545	10,434,440
The San-In Godo Bank Ltd.	168,022	1,418,304
The Shiga Bank Ltd.	279,730	1,397,578
The Shizuoka Bank Ltd.	523,272	4,634,108
The Yokohama Rubber Co., Ltd.	113,509	2,390,256
THK Co., Ltd.	97,712	2,622,455
TIS, Inc.	73,651	3,560,169
Tobu Railway Co., Ltd.	221,362	6,188,594
Toda Corp.	196,740	1,369,737
Toho Co., Ltd.	127,540	3,922,184
Toho Gas Co., Ltd.	105,137	3,531,905
Tohoku Electric Power Co., Inc.	490,000	6,160,076
Tokai Carbon Co., Ltd. (a)	160,097	2,867,409
Tokai Tokyo Financial Holdings, Inc.	50,590	294,274
Tokio Marine Holdings, Inc.	672,381	31,755,957
Tokuyama Corp.	64,657	1,988,370
Tokyo Century Corp.	44,936	2,488,227
Tokyo Electric Power Co. Holdings, Inc. *	1,526,292	7,075,024
Tokyo Electron Ltd.	143,318	24,395,791
Tokyo Gas Co., Ltd.	402,462	9,556,590
Tokyo Tatemono Co., Ltd.	202,649	2,489,137
Tokyu Corp.	465,550	7,691,641
Tokyu Fudosan Holdings Corp.	490,000	3,345,177
Topcon Corp.	99,760	1,745,361
Toppan Printing Co., Ltd.	603,470	4,718,479
Toray Industries, Inc.	1,490,494	11,206,429
Toshiba Corp. *	5,406,201	16,186,668
Tosoh Corp.	304,268	4,791,017
TOTO Ltd.	131,190	5,560,653
Toyo Seikan Group Holdings Ltd.	129,407	2,455,448
Toyo Suisan Kaisha Ltd.	103,890	3,836,674
Toyo Tire & Rubber Co., Ltd.	117,000	1,923,533
Toyobo Co., Ltd.	70,556	1,290,414
Toyoda Gosei Co., Ltd.	51,156	1,278,842
Toyota Industries Corp.	147,851	8,386,912
Toyota Motor Corp.	2,427,304	151,699,659
Toyota Tsusho Corp.	212,461	7,261,823
Trend Micro, Inc.	118,692	7,492,844
TS Tech Co., Ltd.	18,187	688,050
Tsumura & Co.	69,490	2,378,271
Tsuruha Holdings, Inc.	39,920	4,568,560
Ube Industries Ltd.	96,134	2,450,925
Ulvac, Inc.	45,164	1,875,639
Unicharm Corp.	377,584	12,367,634
Ushio, Inc.	108,638	1,436,293
USS Co., Ltd.	252,393	4,768,574
Wacoal Holdings Corp.	49,400	1,465,717
Welcia Holdings Co., Ltd.	61,326	2,837,195
West Japan Railway Co.	177,245	11,918,102
Yahoo Japan Corp. (a)	1,171,384	4,035,430
Yakult Honsha Co., Ltd.	114,937	8,188,685
Yamada Denki Co., Ltd. (a)	647,580	3,217,898
Yamaguchi Financial Group, Inc.	249,995	2,755,052
Security	Number of Shares	Value ($)
Yamaha Corp.	153,700	7,360,301
Yamaha Motor Co., Ltd.	284,774	7,234,598
Yamato Holdings Co., Ltd.	357,780	10,660,640
Yamazaki Baking Co., Ltd.	122,784	2,394,003
Yaskawa Electric Corp.	217,639	7,321,040
Yokogawa Electric Corp.	237,268	4,876,528
Zenkoku Hosho Co., Ltd.	49,382	2,004,049
Zensho Holdings Co., Ltd.	79,514	1,604,120
Zeon Corp.	114,543	1,230,290
		3,666,063,038

Netherlands 3.1%
Aalberts Industries N.V.	98,134	4,217,768
ABN AMRO Group N.V.	389,723	10,578,815
Aegon N.V.	1,821,684	10,949,485
Akzo Nobel N.V.	246,151	23,060,654
Altice Europe N.V. *	726,925	2,192,254
ArcelorMittal	555,475	16,764,891
ASML Holding N.V.	382,723	78,212,152
ASR Nederland N.V.	134,126	6,413,883
Boskalis Westminster (a)	74,770	2,146,163
Gemalto N.V. *	79,757	4,641,718
Heineken Holding N.V.	107,800	10,297,414
Heineken N.V.	223,374	22,127,508
ING Groep N.V.	3,641,536	49,529,662
Koninklijke Ahold Delhaize N.V.	1,145,623	27,938,253
Koninklijke DSM N.V.	171,449	18,029,079
Koninklijke KPN N.V.	2,955,043	7,567,459
Koninklijke Philips N.V.	887,829	39,759,735
Koninklijke Vopak N.V.	63,923	3,302,223
NN Group N.V.	329,205	14,145,294
OCI N.V. *	96,521	3,116,385
Randstad N.V.	108,770	6,828,846
RELX N.V.	805,672	17,885,574
Signify N.V.	107,088	3,020,228
Unibail-Rodamco-Westfield	127,695	26,891,728
Unilever N.V. CVA	1,426,381	82,224,573
Wolters Kluwer N.V.	277,460	17,626,223
		509,467,967

New Zealand 0.2%
Auckland International Airport Ltd.	1,001,310	4,746,918
Contact Energy Ltd.	848,566	3,124,781
Fisher & Paykel Healthcare Corp., Ltd.	547,161	5,950,247
Fletcher Building Ltd.	954,669	4,028,570
Kiwi Property Group Ltd.	2,656,357	2,423,428
Mercury NZ Ltd.	152,839	333,127
Meridian Energy Ltd.	590,477	1,269,372
Ryman Healthcare Ltd.	436,267	4,078,536
SKYCITY Entertainment Group Ltd.	926,637	2,496,184
Spark New Zealand Ltd.	1,950,200	5,162,891
		33,614,054

Norway 0.6%
Aker BP A.S.A.	78,796	2,798,428
DNB A.S.A.	996,175	20,345,904
Equinor A.S.A.	952,255	24,493,292
Gjensidige Forsikring A.S.A.	215,600	3,617,095
Marine Harvest A.S.A.	375,387	8,131,507
Norsk Hydro A.S.A.	1,355,302	7,505,236
Orkla A.S.A.	789,279	6,512,281
Schibsted A.S.A., B Shares	88,200	2,879,285
Schibsted A.S.A., Class A	88,200	3,167,214

8
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Telenor A.S.A.	632,100	11,950,089
Yara International A.S.A.	154,061	7,111,046
		98,511,377

Portugal 0.2%
Banco Espirito Santo S.A. (b)	505,213	—
EDP - Energias de Portugal S.A.	2,211,000	8,656,455
Galp Energia, SGPS, S.A.	544,038	11,058,300
Jeronimo Martins, SGPS, S.A.	230,784	3,465,213
		23,179,968

Republic of Korea 4.1%
Amorepacific Corp.	30,038	7,096,972
AMOREPACIFIC Group	25,885	2,241,669
BGF retail Co., Ltd.	6,742	1,038,722
BNK Financial Group, Inc.	344,418	2,580,466
Celltrion Healthcare Co., Ltd. *	47,351	3,845,421
Celltrion, Inc. *	73,189	17,752,351
Cheil Worldwide, Inc.	46,165	800,417
CJ CheilJedang Corp.	7,382	2,271,334
CJ Corp.	10,791	1,279,623
CJ Logistics Corp. *	8,000	1,106,769
Coway Co., Ltd.	50,246	4,125,665
Daelim Industrial Co., Ltd.	29,302	2,155,894
Daewoo Engineering & Construction Co., Ltd. *	133,372	627,830
DB Insurance Co., Ltd.	45,886	2,638,193
DGB Financial Group, Inc.	132,268	1,217,937
Doosan Corp.	7,509	789,249
Doosan Heavy Industries & Construction Co., Ltd. *	67,786	861,674
Doosan Infracore Co., Ltd. *	121,559	1,039,610
E-MART, Inc.	19,521	3,761,627
GS Engineering & Construction Corp.	45,359	1,951,845
GS Holdings Corp.	36,954	1,762,797
Hana Financial Group, Inc.	279,041	10,703,904
Hankook Tire Co., Ltd.	70,716	2,963,573
Hanmi Pharm Co., Ltd.	7,187	3,212,085
Hanmi Science Co., Ltd.	16,876	1,317,454
Hanon Systems	227,875	2,456,542
Hanssem Co., Ltd.	11,193	829,558
Hanwha Chemical Corp.	55,831	1,015,656
Hanwha Corp.	66,215	1,894,576
Hanwha Life Insurance Co., Ltd.	395,091	1,721,413
HDC Holdings Co., Ltd.	22,332	491,519
HDC Hyundai Development Co-Engineering & Construction *	31,204	1,566,998
Hotel Shilla Co., Ltd.	26,539	2,574,866
Hyosung Advanced Materials Corp. *	2,197	315,789
Hyosung Chemical Corp. *	1,565	265,719
Hyosung Corp.	6,766	278,992
Hyosung Heavy Industries Corp. *	4,573	243,203
Hyosung TNC Co., Ltd. *	2,123	362,368
Hyundai Construction Equipment Co., Ltd. *	9,087	963,272
Hyundai Department Store Co., Ltd.	15,600	1,395,823
Hyundai Engineering & Construction Co., Ltd.	64,360	3,469,074
Hyundai Glovis Co., Ltd.	17,714	1,925,521
Hyundai Heavy Industries Co., Ltd. *	40,194	4,260,784
Hyundai Heavy Industries Holdings Co., Ltd. *	10,520	3,567,623
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,712,173
Hyundai Mipo Dockyard Co., Ltd. *	15,744	1,383,249
Security	Number of Shares	Value ($)
Hyundai Mobis Co., Ltd.	61,409	12,357,379
Hyundai Motor Co.	128,856	14,469,748
Hyundai Steel Co.	83,500	3,998,158
Industrial Bank of Korea	225,048	3,012,366
Kakao Corp.	49,453	5,553,272
Kangwon Land, Inc.	98,795	2,569,389
KB Financial Group, Inc. ADR	396,088	18,144,791
KCC Corp.	6,092	1,775,910
Kia Motors Corp.	231,885	6,676,472
Korea Aerospace Industries Ltd. *	67,992	2,550,120
Korea Electric Power Corp. ADR (a)	490,000	6,673,800
Korea Gas Corp. *	19,784	934,859
Korea Investment Holdings Co., Ltd.	34,638	2,218,649
Korea Zinc Co., Ltd.	7,524	2,740,854
Korean Air Lines Co., Ltd.	36,273	914,035
KT&G Corp.	99,558	9,033,246
Kumho Petrochemical Co., Ltd.	18,076	1,656,337
LG Chem Ltd.	43,699	14,368,085
LG Corp.	81,206	5,216,035
LG Display Co., Ltd. ADR (a)	507,226	4,803,430
LG Electronics, Inc.	106,773	7,366,632
LG Household & Health Care Ltd.	8,742	9,934,537
LG Uplus Corp.	253,497	3,575,352
Lotte Chemical Corp.	13,601	3,861,039
Lotte Chilsung Beverage Co., Ltd.	626	759,197
Lotte Corp. *	52,865	2,289,083
LOTTE Fine Chemical Co., Ltd.	11,495	627,854
Lotte Shopping Co., Ltd.	9,853	1,593,262
LS Corp.	33,376	2,014,883
Mando Corp.	39,605	1,271,957
Mirae Asset Daewoo Co., Ltd.	466,537	3,445,119
NAVER Corp.	25,320	17,105,188
NCSoft Corp.	16,364	5,696,492
Neoplux Co., Ltd. *(b)	1,950	13,997
Netmarble Corp.	15,279	1,599,069
NH Investment & Securities Co., Ltd.	109,578	1,324,012
OCI Co., Ltd.	16,879	1,751,358
Orion Corp.	17,922	1,722,727
Paradise Co., Ltd.	36,508	664,140
POSCO ADR	255,128	18,499,331
Posco Daewoo Corp.	53,682	880,112
S-1 Corp.	20,961	1,613,761
S-Oil Corp.	41,597	4,465,563
Samsung Biologics Co., Ltd. *	12,890	5,361,425
Samsung C&T Corp.	68,136	7,528,840
Samsung Card Co., Ltd.	32,702	1,035,571
Samsung Electro-Mechanics Co., Ltd.	53,129	7,684,291
Samsung Electronics Co., Ltd. GDR	179,937	192,172,716
Samsung Engineering Co., Ltd. *	162,172	2,454,834
Samsung Fire & Marine Insurance Co., Ltd.	30,693	7,306,872
Samsung Heavy Industries Co., Ltd. *	426,816	2,714,690
Samsung Life Insurance Co., Ltd.	52,741	4,382,646
Samsung SDI Co., Ltd.	50,095	10,620,689
Samsung SDS Co., Ltd.	30,877	6,726,562
Samsung Securities Co., Ltd.	80,959	2,352,804
Shinhan Financial Group Co., Ltd. ADR	452,411	17,834,042
Shinsegae, Inc.	6,069	1,769,205
SillaJen, Inc. *	54,282	3,725,594
SK Holdings Co., Ltd.	29,531	6,977,185
SK Hynix, Inc.	503,493	37,542,038
SK Innovation Co., Ltd.	51,357	8,904,371
SK Telecom Co., Ltd. ADR	238,604	6,206,090
SKC Co., Ltd.	30,274	1,279,605
Woori Bank	474,360	6,946,115
Yuhan Corp.	12,013	2,579,263
		667,684,847

9
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Singapore 1.1%
Ascendas Real Estate Investment Trust	1,661,753	3,323,385
CapitaLand Commercial Trust	3,066,432	3,961,596
CapitaLand Ltd.	2,526,309	6,324,762
CapitaLand Mall Trust	2,901,784	4,532,548
City Developments Ltd.	552,267	3,740,767
ComfortDelGro Corp., Ltd.	1,870,416	3,126,348
DBS Group Holdings Ltd.	1,701,139	30,979,466
Genting Singapore Ltd.	6,200,176	4,842,297
Golden Agri-Resources Ltd.	7,590,752	1,579,040
Hutchison Port Holdings Trust	3,926,813	962,069
Jardine Cycle & Carriage Ltd.	89,764	2,125,429
Keppel Corp., Ltd.	1,402,572	6,685,008
Oversea-Chinese Banking Corp., Ltd.	3,171,427	26,157,531
SATS Ltd.	297,940	1,102,555
Sembcorp Industries Ltd.	1,345,766	2,681,611
Sembcorp Marine Ltd. (a)	797,268	977,636
Singapore Airlines Ltd.	495,517	3,544,445
Singapore Exchange Ltd.	661,862	3,579,721
Singapore Post Ltd.	1,285,282	1,078,847
Singapore Press Holdings Ltd.	1,308,630	2,674,475
Singapore Technologies Engineering Ltd.	1,663,446	4,055,261
Singapore Telecommunications Ltd.	6,634,724	15,641,881
StarHub Ltd.	891,848	1,054,556
Suntec Real Estate Investment Trust	1,586,978	2,166,088
United Overseas Bank Ltd.	1,157,100	22,854,002
UOL Group Ltd.	400,263	2,018,771
Venture Corp., Ltd.	242,161	3,201,004
Wilmar International Ltd.	2,195,215	5,127,322
Wing Tai Holdings Ltd.	1,039,837	1,533,134
		171,631,555

Spain 2.6%
Acciona S.A. (a)	24,857	2,193,377
Acerinox S.A.	183,632	2,474,134
ACS, Actividades de Construccion y Servicios S.A.	232,731	9,715,674
Aena SME S.A.	66,111	11,730,319
Amadeus IT Group S.A.	394,978	36,727,776
Banco Bilbao Vizcaya Argentaria S.A.	6,268,293	39,164,250
Banco de Sabadell S.A.	5,674,717	8,728,546
Banco Santander S.A.	14,927,286	74,473,519
Bankia S.A.	1,066,782	4,017,766
Bankinter S.A.	666,503	5,943,248
CaixaBank S.A.	3,402,053	15,282,948
Cellnex Telecom SAU	162,828	4,190,641
Corporacion Financiera Alba S.A.	34,306	1,935,878
Distribuidora Internacional de Alimentacion S.A. (a)	415,234	987,507
Enagas S.A.	220,500	6,144,412
Endesa S.A.	314,288	7,053,851
Ferrovial S.A.	506,352	10,972,739
Grifols S.A.	349,702	10,306,223
Grupo Catalana Occidente S.A.	14,755	618,886
Iberdrola S.A.	5,732,623	42,834,128
Industria de Diseno Textil S.A.	1,002,730	30,391,909
Mapfre S.A.	1,020,624	3,015,051
Mediaset Espana Comunicacion S.A.	132,300	969,457
Merlin Properties Socimi S.A.	296,973	4,154,974
Naturgy Energy Group S.A.	314,282	8,457,877
Red Electrica Corp. S.A.	423,632	8,921,412
Repsol S.A.	1,210,777	23,335,755
Siemens Gamesa Renewable Energy S.A. *	240,581	3,598,319
Security	Number of Shares	Value ($)
Telefonica S.A.	4,230,864	34,394,267
Zardoya Otis S.A.	51,199	478,049
		413,212,892

Sweden 2.3%
Alfa Laval AB	280,210	7,517,085
Assa Abloy AB, B Shares	853,590	17,414,770
Atlas Copco AB, A Shares	556,227	15,871,414
Atlas Copco AB, B Shares	382,940	10,134,669
Boliden AB	250,777	6,571,044
Electrolux AB, Series B	214,422	4,787,646
Epiroc AB, A Shares *	556,227	5,783,599
Epiroc AB, B Shares *	382,940	3,665,749
Essity AB, B Shares	532,464	13,812,145
Fastighets AB Balder, B Shares *	103,257	2,938,430
Hennes & Mauritz AB, B Shares (a)	805,049	10,857,405
Hexagon AB, B Shares	240,100	14,274,945
Husqvarna AB, B Shares	354,876	2,823,798
ICA Gruppen AB	69,128	2,107,180
Industrivarden AB, A Shares	240,648	5,288,938
Industrivarden AB, C Shares	192,310	4,111,855
Investor AB, B Shares	408,172	18,437,422
Kinnevik AB, B Shares	196,331	6,455,224
L E Lundbergfortagen AB, B Shares	44,263	1,488,280
Lundin Petroleum AB	196,025	6,816,339
Nordea Bank AB	2,930,882	31,694,054
Saab AB, Class B	63,301	2,930,021
Sandvik AB	1,021,958	17,902,400
Securitas AB, B Shares	324,571	5,779,893
Skandinaviska Enskilda Banken AB, A Shares	1,303,806	13,927,889
Skanska AB, B Shares	416,158	7,820,798
SKF AB, B Shares	403,134	7,754,741
Svenska Cellulosa AB SCA, B Shares	609,943	7,106,527
Svenska Handelsbanken AB, A Shares	1,396,795	16,946,924
Swedbank AB, A Shares	981,475	22,859,850
Swedish Match AB	188,501	10,086,865
Tele2 AB, B Shares	348,023	4,296,745
Telefonaktiebolaget LM Ericsson, B Shares	2,944,080	24,857,174
Telia Co. AB	2,658,961	11,804,088
Trelleborg AB, B Shares	261,157	5,107,975
Volvo AB, B Shares	1,427,093	24,601,147
		376,635,028

Switzerland 7.1%
ABB Ltd.	1,721,117	40,665,416
Adecco Group AG	152,868	9,386,105
ams AG *	72,628	5,766,082
Aryzta AG *(a)	76,846	721,817
Baloise Holding AG	44,100	6,794,437
Banque Cantonale Vaudoise	3,596	2,703,228
Barry Callebaut AG	2,104	3,759,396
Chocoladefabriken Lindt & Sprungli AG	982	15,087,261
Cie Financiere Richemont S.A.	481,407	42,660,097
Clariant AG *	228,703	5,727,625
Credit Suisse Group AG *	2,345,120	35,197,412
DKSH Holding AG	39,200	2,861,669
Dufry AG *	30,707	3,807,020
EMS-Chemie Holding AG	5,327	3,371,031
Flughafen Zuerich AG	15,453	3,202,131
Geberit AG	36,278	16,535,356
Georg Fischer AG	3,280	4,303,919
Givaudan S.A.	8,349	20,356,677
Helvetia Holding AG	6,951	4,183,106
Julius Baer Group Ltd. *	219,567	11,696,920

10
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Kuehne & Nagel International AG	49,000	7,929,376
LafargeHolcim Ltd. *	469,337	22,906,324
Logitech International S.A.	155,838	7,708,913
Lonza Group AG *	69,771	22,501,887
Nestle S.A.	2,916,616	245,428,818
Novartis AG	2,060,595	171,265,253
OC Oerlikon Corp. AG *	184,027	2,686,859
Pargesa Holding S.A.	24,500	1,995,011
Partners Group Holding AG	16,471	12,960,843
PSP Swiss Property AG	39,621	3,945,303
Roche Holding AG	657,730	163,769,397
Roche Holding AG, Bearer Shares	25,015	6,290,609
Schindler Holding AG	56,587	13,375,736
SGS S.A.	4,900	12,935,270
Sika AG	114,132	16,958,710
Sonova Holding AG	53,900	10,249,416
Straumann Holding AG	10,109	8,074,866
Sulzer AG	14,187	1,777,959
Swiss Life Holding AG *	29,639	10,763,330
Swiss Prime Site AG *	73,500	6,790,637
Swiss Re AG	294,906	26,578,438
Swisscom AG	21,704	9,715,295
Temenos AG *	55,799	10,097,017
The Swatch Group AG	84,932	15,784,760
UBS Group AG *	3,282,133	51,364,991
Vifor Pharma AG	42,150	7,786,266
Zurich Insurance Group AG	141,011	43,042,547
		1,153,470,536

United Kingdom 15.2%
3i Group plc	1,010,430	11,772,474
Admiral Group plc	177,060	4,786,780
Anglo American plc	929,887	18,632,089
Antofagasta plc	387,957	4,062,213
Ashmore Group plc	506,787	2,342,324
Ashtead Group plc	462,946	14,212,481
Associated British Foods plc	325,239	9,676,272
AstraZeneca plc	1,196,776	90,141,750
Auto Trader Group plc	832,103	4,857,131
Aviva plc	3,823,964	24,105,448
B&M European Value Retail S.A.	743,532	3,986,422
Babcock International Group plc	260,453	2,415,028
BAE Systems plc	2,995,156	23,591,293
Barclays plc	16,827,722	38,428,795
Barratt Developments plc	972,308	6,849,562
Bellway plc	111,076	4,212,745
Berkeley Group Holdings plc	123,834	5,863,524
BHP Billiton plc	1,957,606	41,824,806
BP plc	18,471,857	131,400,095
British American Tobacco plc	2,161,160	104,535,696
BT Group plc	7,855,784	22,192,634
Bunzl plc	349,108	10,880,996
Burberry Group plc	405,562	11,786,605
Capita plc	1,572,030	3,034,219
Capital & Counties Properties plc	757,648	2,545,586
Carnival plc	172,972	10,411,427
Centrica plc	5,254,667	9,787,033
Cobham plc *	2,239,902	3,621,672
Coca-Cola HBC AG *	208,953	7,164,454
Compass Group plc	1,461,183	31,497,766
ConvaTec Group plc	1,382,767	3,833,536
CRH plc	774,775	25,709,053
Croda International plc	129,827	8,605,872
CYBG plc	941,376	4,062,196
DCC plc	78,945	7,136,437
Derwent London plc	84,875	3,355,820
Diageo plc	2,287,099	80,098,212
Security	Number of Shares	Value ($)
Direct Line Insurance Group plc	1,313,976	5,651,242
Dixons Carphone plc	960,868	2,064,411
DS Smith plc	1,110,811	7,132,254
easyJet plc	207,367	4,110,259
Evraz plc	443,836	2,869,956
Experian plc	826,125	20,616,107
Ferguson plc	242,418	19,475,261
Fresnillo plc	153,269	1,787,324
G4S plc	1,759,486	5,703,506
GlaxoSmithKline plc	4,603,383	93,362,554
Glencore plc *	10,982,476	44,757,595
Halma plc	433,727	8,072,706
Hammerson plc	889,052	5,443,772
Hargreaves Lansdown plc	225,400	6,445,198
Hikma Pharmaceuticals plc	152,225	3,901,688
Hiscox Ltd.	243,989	5,343,549
Howden Joinery Group plc	570,446	3,653,060
HSBC Holdings plc	18,980,193	165,014,266
IMI plc	318,951	5,007,841
Imperial Brands plc	890,679	31,766,180
Inchcape plc	481,073	4,326,899
Informa plc	1,097,264	10,873,108
Inmarsat plc	471,733	3,337,906
InterContinental Hotels Group plc	169,558	10,479,208
International Consolidated Airlines Group S.A.	932,209	8,369,997
Intertek Group plc	150,075	10,014,376
Intu Properties plc (a)	1,058,400	2,173,535
Investec plc	604,188	3,976,724
ITV plc	3,465,664	7,236,472
J Sainsbury plc	1,548,780	6,526,231
John Wood Group plc	590,145	5,511,954
Johnson Matthey plc	177,886	8,083,005
Just Eat plc *	539,541	5,375,922
KAZ Minerals plc *	201,680	1,221,542
Kingfisher plc	2,245,952	7,983,944
Land Securities Group plc	720,975	8,588,402
Legal & General Group plc	5,714,531	18,888,028
Lloyds Banking Group plc	66,685,403	51,397,873
London Stock Exchange Group plc	296,440	17,816,168
Marks & Spencer Group plc	1,597,400	6,261,879
Mediclinic International plc	363,351	2,328,740
Meggitt plc	746,141	5,219,444
Melrose Industries plc	4,048,369	11,728,699
Merlin Entertainments plc	608,641	2,942,030
Micro Focus International plc	416,887	7,071,125
Mondi plc	328,553	9,159,935
National Grid plc	3,132,312	32,976,891
Next plc	142,205	10,165,699
NMC Health plc	86,974	4,435,863
Paddy Power Betfair plc	79,264	7,227,088
Pearson plc	742,444	8,852,830
Pennon Group plc	398,197	3,977,938
Persimmon plc	294,559	9,314,812
Polymetal International plc	231,753	1,936,850
Prudential plc	2,484,636	56,030,168
Quilter plc	1,647,304	3,015,501
Randgold Resources Ltd.	88,642	5,785,967
Reckitt Benckiser Group plc	594,968	50,721,362
RELX plc	974,647	21,662,228
Rentokil Initial plc	1,657,312	7,000,794
Rightmove plc	836,390	5,349,063
Rio Tinto plc	1,089,978	51,836,995
Rolls-Royce Holdings plc *	1,603,032	20,939,578
Royal Bank of Scotland Group plc	4,260,298	13,361,554
Royal Dutch Shell plc, A Shares	4,396,607	142,947,915
Royal Dutch Shell plc, B Shares	3,539,977	116,890,526
Royal Mail plc	941,505	5,482,269

11
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
RPC Group plc	348,703	3,236,944
RSA Insurance Group plc	918,189	7,537,614
Schroders plc	114,776	4,587,287
Segro plc	965,300	8,258,095
Severn Trent plc	231,168	6,012,215
Shire plc	850,661	49,737,496
Sky plc	968,581	19,393,550
Smith & Nephew plc	833,000	14,697,535
Smiths Group plc	422,370	8,846,736
Smurfit Kappa Group plc	239,347	9,737,153
Spirax-Sarco Engineering plc	58,860	5,454,682
SSE plc	982,762	16,005,126
St. James's Place plc	452,261	6,651,251
Standard Chartered plc	2,529,559	20,617,751
Standard Life Aberdeen plc	2,574,291	10,603,263
Tate & Lyle plc	442,160	3,852,770
Taylor Wimpey plc	3,010,181	6,547,538
Tesco plc	9,056,780	29,016,860
The British Land Co. plc	1,024,518	8,463,756
The Sage Group plc	1,090,174	8,436,539
The Weir Group plc	213,386	5,198,895
Travis Perkins plc	240,100	3,590,364
TUI AG	418,270	7,730,649
Unilever plc	1,099,284	62,752,627
United Utilities Group plc	671,857	6,475,991
Vodafone Group plc	25,173,484	53,823,124
Whitbread plc	181,918	10,867,143
William Hill plc	888,289	2,974,129
Wm Morrison Supermarkets plc	1,893,100	6,477,413
WPP plc	1,169,065	19,426,701
		2,479,415,409
Total Common Stock
(Cost $14,743,021,244)		16,109,199,282

Preferred Stock 0.7% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	45,583	3,831,836
Fuchs Petrolub SE	64,291	3,773,789
Henkel AG & Co. KGaA	178,322	22,812,160
Porsche Automobil Holding SE	156,800	9,946,451
Sartorius AG	29,902	5,441,307
Volkswagen AG	172,906	28,333,637
		74,139,180

Republic of Korea 0.2%
Amorepacific Corp.	8,000	1,038,494
Hyundai Motor Co., Ltd.	19,187	1,349,631
Hyundai Motor Co., Ltd. 2nd	43,884	3,374,631
LG Chem Ltd.	5,801	1,042,268
LG Household & Health Care Ltd.	708	476,389
Samsung Electronics Co., Ltd.	751,385	26,797,812
		34,079,225

Spain 0.0%
Grifols S.A., B Shares	197,080	4,196,236
Total Preferred Stock
(Cost $102,487,192)		112,414,641

Security	Number of Shares	Value ($)
Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (c)	30,942,489	30,942,489
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)	39,218,661	39,218,661
Total Other Investment Companies
(Cost $70,161,150)		70,161,150

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	541	52,985,540	257,960
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,953,613.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

12
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 6.1%
Abacus Property Group	401,036	1,009,302
Accent Group Ltd.	282,637	336,243
Afterpay Touch Group Ltd. *(a)	164,440	2,156,075
Altium Ltd.	124,665	2,527,122
APN Outdoor Group Ltd.	181,542	878,338
Appen Ltd.	101,820	1,128,844
ARB Corp., Ltd.	78,585	1,127,561
Ardent Leisure Group	542,968	722,521
Arena REIT	309,496	514,803
Asaleo Care Ltd.	487,308	281,937
Ausdrill Ltd.	500,345	584,387
Australian Agricultural Co., Ltd. *(a)	588,542	563,965
Australian Pharmaceutical Industries Ltd.	482,465	643,755
Automotive Holdings Group Ltd.	297,188	507,226
Aventus Retail Property Fund Ltd.	411,729	646,145
Aveo Group	504,445	857,315
Bapcor Ltd.	287,979	1,549,503
Beach Energy Ltd.	2,015,960	2,828,409
Bega Cheese Ltd.	159,807	904,932
Bellamy's Australia Ltd. *	77,220	612,067
Bingo Industries Ltd. (a)	407,408	942,840
Blackmores Ltd. (a)	15,077	1,792,130
Breville Group Ltd.	161,238	1,582,362
Brickworks Ltd.	76,036	961,212
BWP Trust	584,489	1,365,329
BWX Ltd. (a)	106,563	331,385
Cabcharge Australia Ltd.	69,716	115,459
Cardno Ltd. *	259,016	221,038
carsales.com Ltd.	249,082	2,792,110
Cedar Woods Properties Ltd.	26,438	114,720
Centuria Industrial REIT	240,688	478,680
Charter Hall Group	561,870	2,893,173
Charter Hall Long Wale REIT	207,475	642,197
Charter Hall Retail REIT	403,027	1,238,744
Clean TeQ Holdings Ltd. *(a)	545,860	203,305
Cleanaway Waste Management Ltd.	1,511,341	2,104,029
Collins Foods Ltd.	84,653	346,511
Corporate Travel Management Ltd.	90,021	2,127,573
Costa Group Holdings Ltd.	308,763	1,614,441
Credit Corp. Group Ltd. (a)	55,455	925,625
Cromwell Property Group	1,657,256	1,324,373
Dacian Gold Ltd. *	154,057	259,595
Eclipx Group Ltd.	347,008	667,544
Elders Ltd.	123,388	593,408
Emeco Holdings Ltd. *	3,012,531	795,212
ERM Power Ltd.	114,049	124,545
Estia Health Ltd.	315,914	696,831
Evolution Mining Ltd.	1,170,697	2,243,618
FlexiGroup Ltd.	337,982	545,076
Folkestone Education Trust	301,133	601,071
G.U.D. Holdings Ltd.	109,452	1,157,256
G8 Education Ltd. (a)	452,934	674,778
Galaxy Resources Ltd. *(a)	445,853	880,264
Gateway Lifestyle	407,501	660,139
GDI Property Group	294,034	270,060
Security	Number of Shares	Value ($)
Genworth Mortgage Insurance Australia Ltd.	313,340	598,244
Gold Road Resources Ltd. *	964,350	435,886
GrainCorp Ltd., Class A	254,867	1,439,538
Greencross Ltd. (a)	115,438	328,095
Growthpoint Properties Australia Ltd.	192,861	521,644
GWA Group Ltd.	298,092	646,741
Highfield Resources Ltd. *(a)	352,014	193,478
Hotel Property Investments	74,194	169,020
HT&E Ltd. (a)	281,468	600,495
IDP Education Ltd.	136,603	1,073,862
Independence Group NL	555,232	1,718,608
Infigen Energy *	712,806	322,188
Ingenia Communities Group	233,630	508,573
Inghams Group Ltd. (a)	244,730	647,779
Investa Office Fund	595,463	2,295,306
InvoCare Ltd. (a)	136,586	1,272,274
IPH Ltd.	120,294	494,141
IRESS Ltd.	163,304	1,587,284
Jacana Minerals Ltd. *(b)	8,715	—
Japara Healthcare Ltd.	270,705	347,499
JB Hi-Fi Ltd.	127,680	2,437,729
Karoon Gas Australia Ltd. *	284,327	235,441
Kidman Resources Ltd. *(a)	332,728	264,692
Link Administration Holdings Ltd. (a)	567,869	3,199,220
Liquefied Natural Gas Ltd. *(a)	482,355	259,885
Lynas Corp., Ltd. *	688,820	1,090,959
MACA Ltd.	217,590	202,209
Mayne Pharma Group Ltd. *	1,574,391	1,349,241
McMillan Shakespeare Ltd.	78,057	1,009,341
Mesoblast Ltd. *(a)	416,215	493,651
Mineral Resources Ltd.	147,983	1,624,584
Monadelphous Group Ltd.	98,849	1,025,847
Mount Gibson Iron Ltd.	750,771	266,049
Myer Holdings Ltd. (a)	1,052,629	338,761
MYOB Group Ltd.	493,983	1,057,456
Nanosonics Ltd. *	377,013	959,749
National Storage *(b)	74,389	91,188
Navitas Ltd.	357,066	1,151,707
Netwealth Group Ltd. *(a)	77,040	474,138
New South Resources Ltd. *	562,487	689,510
NEXTDC Ltd. *	322,074	1,651,431
nib Holdings Ltd.	569,891	2,687,187
Nine Entertainment Co. Holdings Ltd. (a)	721,924	1,258,250
Northern Star Resources Ltd. (b)	656,996	3,301,935
NRW Holdings Ltd. *	317,708	482,510
OFX Group Ltd.	172,735	247,346
oOh!media Ltd.	221,747	841,929
Orocobre Ltd. *(a)	303,747	933,597
Pact Group Holdings Ltd.	219,093	652,806
Pendal Group Ltd.	257,453	1,744,601
Perseus Mining Ltd. *	781,455	203,453
Pilbara Minerals Ltd. *(a)	1,521,020	885,502
Premier Investments Ltd.	104,558	1,485,862
Primary Health Care Ltd.	624,126	1,254,803
Qube Holdings Ltd. (a)	1,358,636	2,711,882
Quintis Ltd. *(a)(b)	227,692	—
RCR Tomlinson Ltd.	127,796	103,513
Regis Healthcare Ltd.	95,907	242,760

13
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Regis Resources Ltd.	510,972	1,548,352
Reliance Worldwide Corp., Ltd.	761,172	2,923,047
Resolute Mining Ltd.	641,333	586,722
Rural Funds Group	339,372	530,137
Sandfire Resources NL	183,278	941,081
Saracen Mineral Holdings Ltd. *	940,259	1,285,191
SeaLink Travel Group Ltd.	36,108	111,765
Select Harvests Ltd.	105,446	431,623
Senex Energy Ltd. *	1,244,734	418,589
Seven Group Holdings Ltd. (a)	114,575	1,727,645
Seven West Media Ltd.	841,561	611,660
SG Fleet Group Ltd.	150,344	439,264
Sigma Healthcare Ltd.	1,250,802	515,611
Sirtex Medical Ltd.	51,249	1,186,396
SmartGroup Corp., Ltd.	94,785	877,421
Southern Cross Media Group Ltd.	1,002,345	1,000,357
SpeedCast International Ltd.	240,632	737,866
St. Barbara Ltd.	564,293	1,607,901
Starpharma Holdings Ltd. *	384,255	361,261
Steadfast Group Ltd.	863,561	1,848,601
Super Retail Group Ltd.	174,970	1,183,133
Superloop Ltd.	200,026	328,376
Syrah Resources Ltd. *	298,781	548,839
Tassal Group Ltd.	219,047	704,946
Technology One Ltd.	192,548	770,057
Village Roadshow Ltd. *	135,343	220,230
Virgin Australia International Holdings Ltd. *(b)	424,000	—
Virtus Health Ltd.	28,453	119,759
Viva Energy REIT	445,235	695,507
Washington H Soul Pattinson & Co., Ltd.	113,025	1,942,135
Webjet Ltd. (a)	125,368	1,540,418
Western Areas Ltd.	269,096	511,825
Westgold Resources Ltd. *	324,508	325,038
WiseTech Global Ltd.	90,992	1,405,604
WPP AUNZ Ltd.	357,529	222,366
		138,987,185

Austria 1.1%
Agrana Beteiligungs AG	5,748	141,447
BAWAG Group AG	33,909	1,589,171
CA Immobilien Anlagen AG	78,020	2,868,529
DO & Co. AG (a)	8,710	625,273
EVN AG	35,256	659,607
Flughafen Wien AG	7,122	271,795
IMMOFINANZ AG *	103,887	2,775,232
Kapsch TrafficCom AG	4,858	215,352
Lenzing AG	15,494	1,883,849
Mayr Melnhof Karton AG	9,344	1,204,589
Oesterreichische Post AG	37,806	1,673,276
Palfinger AG	14,178	509,729
Porr AG (a)	9,852	302,618
S IMMO AG	58,319	1,228,160
Schoeller-Bleckmann Oilfield Equipment AG	12,736	1,380,327
Semperit AG Holding *(a)	13,795	260,018
Strabag SE	16,851	663,668
UNIQA Insurance Group AG	118,972	1,164,837
Verbund AG	40,953	1,665,802
Wienerberger AG	129,959	3,562,443
Zumtobel Group AG *(a)	34,171	274,330
		24,920,052

Belgium 1.3%
Aedifica S.A.	21,022	2,003,199
AGFA-Gevaert N.V. *	204,005	897,695
Security	Number of Shares	Value ($)
Barco N.V.	12,197	1,680,239
Befimmo S.A.	22,007	1,277,696
Bekaert S.A.	40,275	1,028,107
Cie d'Entreprises CFE	8,094	914,426
Cofinimmo S.A.	23,708	3,092,194
D'Ieteren S.A. N.V.	25,868	1,149,721
Econocom Group S.A. N.V.	144,050	510,851
Elia System Operator S.A. N.V.	32,026	2,004,708
Euronav N.V.	184,154	1,600,545
EVS Broadcast Equipment S.A.	18,574	448,425
Gimv N.V.	19,815	1,119,308
Greenyard N.V.	6,805	63,816
Ion Beam Applications *(a)	24,576	614,775
KBC Ancora	35,801	1,812,802
Kinepolis Group N.V.	14,242	921,323
Melexis N.V.	19,810	1,779,377
Nyrstar N.V. *(a)	93,013	480,716
Ontex Group N.V.	86,032	2,474,428
Orange Belgium S.A.	36,266	549,385
Tessenderlo Group S.A. *	34,020	1,290,382
Van de Velde N.V.	7,763	262,838
Warehouses De Pauw SCA	18,234	2,575,532
Wereldhave Belgium N.V.	981	104,780
		30,657,268

Canada 16.2%
Advantage Oil & Gas Ltd. *	215,224	640,415
Aecon Group, Inc.	70,162	933,556
Air Canada *	78,399	1,612,532
Alacer Gold Corp. *	364,468	659,645
Alamos Gold, Inc., Class A	407,179	1,792,406
Algonquin Power & Utilities Corp.	462,185	4,792,163
Allied Properties Real Estate Investment Trust	100,250	3,351,277
AltaGas Ltd.	183,261	3,408,167
Aphria, Inc. *(a)	199,579	2,598,912
Artis Real Estate Investment Trust	174,755	1,656,484
Atco Ltd., Class I	79,337	2,373,509
ATS Automation Tooling Systems, Inc. *	92,551	1,570,020
Aurora Cannabis, Inc. *	805,060	5,433,129
B2Gold Corp. *	1,022,493	2,399,500
Baytex Energy Corp. *	608,197	1,823,728
Birchcliff Energy Ltd.	258,984	943,421
Boardwalk Real Estate Investment Trust (a)	39,591	1,504,759
Bombardier, Inc., B Shares *	2,325,477	7,686,496
CAE, Inc.	298,303	5,959,426
Cameco Corp.	428,223	4,453,165
Canadian Apartment Properties REIT	155,380	5,524,304
Canadian Western Bank	94,868	2,582,779
Canfor Corp. *	77,838	1,796,193
Canopy Growth Corp. *	194,095	8,877,507
Capital Power Corp.	120,259	2,523,322
Cascades, Inc.	80,208	816,258
CCL Industries, Inc., Class B	158,579	7,645,893
Celestica, Inc. *	147,687	1,817,843
Centerra Gold, Inc. *	235,518	1,007,853
CES Energy Solutions Corp.	296,475	1,089,087
Chartwell Retirement Residences	217,775	2,521,878
China Gold International Resources Corp., Ltd. *	292,149	410,010
Choice Properties Real Estate Investment Trust	279,912	2,676,869
Cineplex, Inc. (a)	73,534	1,855,902
Cogeco Communications, Inc.	13,755	683,240
Colliers International Group, Inc.	39,132	3,194,002
Cominar Real Estate Investment Trust	204,624	1,900,377

14
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Corus Entertainment, Inc., B Shares (a)	122,329	347,112
Cott Corp.	154,943	2,416,918
Detour Gold Corp. *	199,287	1,629,203
Dorel Industries, Inc., Class B	28,701	557,314
Dream Global Real Estate Investment Trust	194,801	2,187,114
Dream Office Real Estate Investment Trust	61,593	1,145,938
ECN Capital Corp.	408,790	1,153,685
Eldorado Gold Corp. *	781,991	755,634
Element Fleet Management Corp.	429,004	2,312,894
Emera, Inc. (a)	71,877	2,276,009
Empire Co., Ltd., A Shares	191,052	3,645,365
Enbridge Income Fund Holdings, Inc.	142,270	3,587,436
Endeavour Mining Corp. *	75,116	1,141,185
Enercare, Inc.	128,260	2,847,599
Enerflex Ltd.	102,726	1,243,158
Enerplus Corp.	264,668	3,276,001
Enghouse Systems Ltd.	21,095	1,301,340
Ensign Energy Services, Inc.	203,818	1,045,701
Extendicare, Inc.	123,590	789,528
Finning International, Inc.	185,253	4,309,002
First Capital Realty, Inc.	151,412	2,373,451
First Majestic Silver Corp. *(a)	189,095	1,052,824
First National Financial Corp. (a)	13,556	302,942
First Quantum Minerals Ltd.	757,115	9,504,945
FirstService Corp.	33,479	2,866,621
Genworth MI Canada, Inc.	39,440	1,327,824
Gibson Energy, Inc.	163,026	2,422,979
Gildan Activewear, Inc.	247,208	7,291,399
Gran Tierra Energy, Inc. *	423,923	1,466,232
Granite Real Estate Investment Trust	49,694	2,090,353
Great Canadian Gaming Corp. *	63,617	2,245,220
H&R Real Estate Investment Trust	307,583	4,790,836
Home Capital Group, Inc. *(a)	88,675	996,952
Hudbay Minerals, Inc.	267,937	1,253,434
Hudson's Bay Co. (a)	107,348	848,773
IAMGOLD Corp. *	524,943	2,141,721
Industrial Alliance Insurance & Financial Services, Inc.	116,526	4,834,585
Innergex Renewable Energy, Inc.	136,775	1,404,515
Ivanhoe Mines Ltd., Class A *	705,437	1,255,120
Just Energy Group, Inc.	121,954	364,754
Kelt Exploration Ltd. *	165,788	1,164,629
Keyera Corp.	228,224	6,293,903
Kinaxis, Inc. *	31,058	2,345,398
Kinross Gold Corp. *	1,349,196	4,035,327
Kirkland Lake Gold Ltd.	207,175	3,875,147
Laurentian Bank of Canada	41,217	1,470,467
Linamar Corp.	49,782	2,190,645
Lundin Mining Corp.	691,610	3,299,064
Maple Leaf Foods, Inc.	92,017	2,229,945
Martinrea International, Inc.	101,483	1,098,922
Maxar Technologies Ltd.	62,733	1,946,048
MEG Energy Corp. *	283,290	1,790,183
Methanex Corp.	90,716	6,624,470
Morguard Real Estate Investment Trust	41,707	398,854
Mullen Group Ltd.	106,263	1,309,595
Nevsun Resources Ltd.	332,245	1,258,706
New Gold, Inc. *	599,572	588,560
NFI Group, Inc.	64,690	2,544,538
Norbord, Inc. (a)	54,095	2,060,169
Northland Power, Inc.	126,843	2,123,534
Northview Apartment Real Estate Investment Trust	56,949	1,107,578
NOVAGOLD RESOURCES, Inc. *	270,604	996,127
NuVista Energy Ltd. *	192,190	1,112,799
Obsidian Energy Ltd. *(a)	794,175	779,588
OceanaGold Corp.	661,660	1,958,670
Security	Number of Shares	Value ($)
Onex Corp.	94,573	6,790,080
Open Text Corp.	279,556	10,972,565
Osisko Gold Royalties Ltd.	175,859	1,395,867
Pan American Silver Corp.	160,588	2,511,131
Paramount Resources Ltd., A Shares *	80,615	890,261
Parex Resources, Inc. *	166,409	2,392,859
Parkland Fuel Corp.	146,293	4,561,734
Pason Systems, Inc.	88,563	1,446,675
Peyto Exploration & Development Corp. (a)	182,129	1,511,282
PrairieSky Royalty Ltd.	249,060	4,584,102
Precision Drilling Corp. *	289,829	1,133,577
Premium Brands Holdings Corp.	33,982	2,547,445
Pretium Resources, Inc. *	170,683	1,420,231
ProMetic Life Sciences, Inc. *(a)	746,067	343,296
Quebecor, Inc., Class B	142,787	2,877,750
Ritchie Bros. Auctioneers, Inc.	117,923	4,499,152
Russel Metals, Inc.	72,115	1,577,853
Secure Energy Services, Inc.	184,734	1,151,798
SEMAFO, Inc. *	374,917	940,204
Seven Generations Energy Ltd., A Shares *	308,074	3,628,986
ShawCor Ltd.	79,210	1,666,876
Sierra Wireless, Inc. *(a)	48,519	915,720
SmartCentres Real Estate Investment Trust	122,883	2,916,698
SSR Mining, Inc. *	137,505	1,197,942
Stantec, Inc.	123,864	3,128,066
Stella-Jones, Inc.	61,865	2,119,337
Superior Plus Corp.	161,651	1,604,175
Tahoe Resources, Inc. *	320,339	1,103,050
TFI International, Inc.	94,783	3,521,062
The Descartes Systems Group, Inc. *	87,884	3,070,666
The North West Co., Inc.	62,792	1,390,241
The Stars Group, Inc. *	164,200	4,666,783
TMX Group Ltd.	58,763	3,943,221
TORC Oil & Gas Ltd.	157,879	848,753
Torex Gold Resources, Inc. *	93,746	633,385
Toromont Industries Ltd.	89,228	4,464,308
TransAlta Corp.	315,619	1,856,511
TransAlta Renewables, Inc.	85,684	794,447
Transcontinental, Inc., Class A	76,759	1,871,367
Vermilion Energy, Inc.	147,661	4,692,720
West Fraser Timber Co., Ltd.	76,344	5,068,523
Westshore Terminals Investment Corp.	62,842	1,294,479
Whitecap Resources, Inc.	429,449	2,657,812
Winpak Ltd.	34,671	1,309,253
WSP Global, Inc.	116,527	6,278,758
Yamana Gold, Inc.	1,019,886	2,831,387
		368,944,897

Denmark 1.8%
ALK-Abello A/S *	7,634	1,389,170
Alm Brand A/S	73,625	631,964
Ambu A/S, Class B	152,919	5,741,980
Bang & Olufsen A/S *	37,082	868,079
Bavarian Nordic A/S *(a)	38,976	1,120,447
D/S Norden A/S *	25,697	389,810
Dfds A/S	30,621	1,619,076
FLSmidth & Co. A/S	54,205	3,375,335
GN Store Nord A/S	147,559	7,670,876
Matas A/S	42,016	411,793
Nilfisk Holding A/S *	29,752	1,448,690
NKT A/S *(a)	29,752	761,955
Royal Unibrew A/S	57,327	4,952,009
Scandinavian Tobacco Group A/S, Class A	70,957	1,168,294
Schouw & Co. A/S	14,161	1,120,486
SimCorp A/S	42,186	3,999,625

15
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Solar A/S, B Shares	6,860	437,877
Spar Nord Bank A/S	93,590	915,802
Sydbank A/S	73,541	2,157,705
Topdanmark A/S	47,726	2,052,763
		42,233,736

Finland 1.4%
Amer Sports Oyj *	127,333	4,288,998
Cargotec Oyj, B Shares	44,593	2,164,598
Caverion Oyj *(a)	117,448	952,455
Citycon Oyj	467,602	1,002,149
Cramo Oyj	37,803	800,505
DNA Oyj	58,409	1,245,686
F-Secure Oyj	121,984	472,621
Finnair Oyj	62,463	545,794
Kemira Oyj	89,183	1,184,989
Konecranes Oyj	79,736	3,158,914
Metsa Board Oyj	201,344	2,032,237
Oriola Oyj, B Shares	131,157	432,624
Outokumpu Oyj	328,819	1,935,094
Outotec Oyj *	172,791	1,302,754
Raisio Oyj, V Shares	126,620	449,333
Ramirent Oyj	79,024	654,184
Sanoma Oyj	94,408	981,453
Tieto Oyj	85,588	2,784,302
Uponor Oyj	64,568	996,156
Valmet Oyj	159,967	3,515,836
YIT Oyj	155,522	1,031,414
		31,932,096

France 2.5%
AKWEL	6,068	147,556
Albioma S.A.	21,792	486,816
Alten S.A.	30,946	3,202,703
Altran Technologies S.A.	265,431	2,927,698
Beneteau S.A.	37,941	607,426
Boiron S.A.	4,850	378,644
Bonduelle S.C.A.	18,637	622,335
Bourbon Corp. *(a)	33,877	196,291
Carmila S.A.	25,299	669,655
Coface S.A.	112,950	1,060,537
DBV Technologies S.A. *	25,247	1,121,533
Derichebourg S.A.	90,344	506,025
Direct Energie	8,339	410,218
Eramet	9,695	831,345
Etablissements Maurel et Prom *	76,416	520,123
Euronext N.V.	81,595	5,373,364
Europcar Mobility Group	123,450	1,188,572
FFP	7,257	955,806
Fnac Darty S.A. *	19,934	1,686,146
Gaztransport Et Technigaz S.A.	24,805	1,699,890
Genfit *(a)	36,670	1,004,347
GL Events	11,672	325,929
Groupe Crit	1,788	147,704
Guerbet	6,371	413,626
Haulotte Group S.A.	14,846	203,825
Interparfums S.A.	7,513	348,781
IPSOS	38,569	1,225,088
Jacquet Metal Service S.A.	14,846	434,424
Korian S.A.	52,988	1,797,758
LISI	17,029	701,389
Maisons du Monde S.A.	47,095	1,381,930
Manitou BF S.A.	11,672	423,707
Mercialys S.A.	52,419	895,936
Mersen S.A.	14,937	584,810
Metropole Television S.A.	74,272	1,471,655
Security	Number of Shares	Value ($)
Neopost S.A.	41,666	1,118,881
Nexans S.A.	31,206	998,475
Nexity S.A.	50,038	3,059,419
Rallye S.A. (a)	32,900	341,450
SMCP S.A. *	23,839	663,738
SOITEC *	20,555	1,596,375
Sopra Steria Group	14,764	2,635,091
SPIE S.A.	127,097	2,413,358
Synergie S.A.	4,939	216,357
Tarkett S.A.	35,140	1,028,676
Technicolor S.A. *(a)	433,851	596,152
Television Francaise 1 S.A.	121,007	1,203,768
Trigano S.A.	8,939	1,311,506
Vallourec S.A. *(a)	335,047	1,921,847
Vicat S.A.	17,398	1,052,613
Vilmorin & Cie S.A.	6,399	444,480
Virbac S.A. *	4,921	759,212
X-Fab Silicon Foundries SE *(a)	56,714	550,989
		57,865,979

Germany 5.3%
Aareal Bank AG	67,224	2,739,875
ADO Properties S.A.	32,917	2,119,845
AIXTRON SE *	117,063	1,465,542
alstria Office REIT-AG	162,353	2,459,447
Aurubis AG	42,861	3,160,682
BayWa AG	21,070	703,579
Bechtle AG	31,373	3,272,447
Befesa S.A. *	16,689	733,016
Bertrandt AG	5,501	528,994
Bilfinger SE	33,466	1,617,471
CANCOM SE	33,318	1,483,167
comdirect bank AG	27,128	357,929
CompuGroup Medical SE	25,574	1,493,718
CTS Eventim AG & Co., KGaA	57,975	2,576,739
Deutsche Beteiligungs AG	16,251	711,887
Deutsche Euroshop AG	58,870	2,015,129
Deutsche Pfandbriefbank AG	137,442	2,014,913
Deutz AG	125,606	1,100,453
Dialog Semiconductor plc *	86,943	2,041,371
DIC Asset AG	53,472	617,169
Diebold Nixdorf AG	9,665	642,102
DMG Mori AG	22,402	1,182,035
Duerr AG	53,762	2,483,317
ElringKlinger AG	34,708	422,807
Evotec AG *	140,654	3,610,138
Freenet AG	138,934	3,703,394
Gerresheimer AG	33,546	2,810,215
Grand City Properties S.A.	125,840	3,440,748
GRENKE AG	27,522	3,327,069
Hamburger Hafen und Logistik AG	24,851	600,836
Heidelberger Druckmaschinen AG *	283,389	804,524
HelloFresh SE *	79,586	1,134,329
Hornbach Baumarkt AG	3,570	107,373
Hornbach Holding AG & Co. KGaA	9,117	596,149
Indus Holding AG	22,038	1,423,087
Jenoptik AG	57,919	2,281,783
Kloeckner & Co. SE	94,555	1,004,434
Koenig & Bauer AG	14,699	1,021,861
Krones AG	16,820	2,048,986
KWS Saat SE	2,455	961,176
Leoni AG	35,987	1,554,665
MorphoSys AG *	35,140	4,158,043
Nemetschek SE	21,253	3,496,519
Nordex SE *	74,723	775,159
Norma Group SE	37,249	2,474,668
PATRIZIA Immobilien AG	48,132	1,004,108

16
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Pfeiffer Vacuum Technology AG	7,753	1,220,489
Rhoen-Klinikum AG	26,712	703,016
RIB Software SE	44,770	1,026,171
Rocket Internet SE *	79,858	2,767,001
S&T AG *	50,373	1,486,323
Salzgitter AG	45,576	2,069,669
Scout24 AG	118,379	6,137,423
SGL Carbon SE *	62,084	776,523
Siltronic AG	22,062	3,203,507
Sixt SE	13,162	1,695,258
SMA Solar Technology AG	9,871	358,788
Software AG	55,776	2,758,053
Stabilus S.A.	27,404	2,413,660
Stroeer SE & CO. KGaA	26,845	1,596,065
TAG Immobilien AG	149,348	3,683,846
Takkt AG	38,298	669,287
Tele Columbus AG *	90,479	346,346
TLG Immobilien AG	92,032	2,490,662
Vossloh AG	10,998	622,534
VTG AG	14,251	883,769
Wacker Neuson SE	31,902	884,150
Washtec AG	9,851	958,193
Wuestenrot & Wuerttembergische AG	13,705	317,321
XING SE	3,333	1,244,820
zooplus AG *	7,016	1,156,713
		121,752,485

Hong Kong 1.9%
Anton Oilfield Services Group *	1,425,787	196,187
Beijing Enterprises Medical & Health Group Ltd. *	6,861,567	301,602
C.P. Pokphand Co., Ltd.	6,561,825	601,933
Canvest Environmental Protection Group Co., Ltd.	886,227	467,451
CGN Meiya Power Holdings Co., Ltd. *	696,505	121,573
China Animal Healthcare Ltd. *(b)	192,752	—
China Financial International Investments Ltd. *	4,821,060	121,004
China Goldjoy Group Ltd.	15,108,305	885,452
China Harmony New Energy Auto Holding Ltd. (a)	989,222	391,963
China LNG Group Ltd. *(a)	880,000	131,178
China Silver Group Ltd. *	1,669,271	219,056
China Strategic Holdings Ltd. *	15,713,542	164,164
Chinese Estates Holdings Ltd.	383,521	502,312
Chong Hing Bank Ltd. (a)	246,860	448,499
Chow Sang Sang Holdings International Ltd.	330,369	661,672
CITIC Telecom International Holdings Ltd.	1,816,859	555,551
COFCO Meat Holdings Ltd. *	752,457	115,041
Crystal International Group Ltd.	384,216	239,863
Digital Domain Holdings Ltd. *(a)	16,797,190	256,808
Dynam Japan Holdings Co., Ltd.	312,533	402,965
Emperor Capital Group Ltd.	4,212,441	217,360
Emperor Watch & Jewellery Ltd.	2,443,518	87,170
Far East Consortium International Ltd.	1,376,034	710,028
Fortune Real Estate Investment Trust	1,617,556	1,937,217
Future World Financial Holdings Ltd. *(a)	14,286,138	185,655
G-Resources Group Ltd. *	17,877,611	182,218
GCL New Energy Holdings Ltd. *(a)	7,744,968	291,094
Gemdale Properties & Investment Corp., Ltd.	6,562,139	627,044
Giordano International Ltd.	1,408,951	791,636
Global Brands Group Holding Ltd. *	4,693,553	227,236
Goodbaby International Holdings Ltd.	955,452	391,973
HC Group, Inc.	815,431	572,440
Security	Number of Shares	Value ($)
HKBN Ltd.	909,843	1,351,625
HKR International Ltd.	1,047,357	572,457
Hong Kong Television Network Ltd. *	410,630	146,487
Honghua Group Ltd. *	1,689,085	124,816
IGG, Inc.	976,633	1,179,590
IMAX China Holding, Inc.	133,241	341,213
K Wah International Holdings Ltd.	1,426,372	785,069
KuangChi Science Ltd. *	2,007,108	181,560
Lai Sun Development Co., Ltd.	351,522	537,434
Lee's Pharmaceutical Holdings Ltd.	280,491	251,227
Lifestyle China Group Ltd. *	338,528	151,389
Liu Chong Hing Investment Ltd.	73,006	110,501
Luk Fook Holdings International Ltd.	434,698	1,511,964
Man Wah Holdings Ltd. (a)	1,778,353	1,164,588
Mandarin Oriental International Ltd.	265,419	560,034
Microport Scientific Corp.	329,035	415,439
MMG Ltd. *	2,575,290	1,289,466
NagaCorp Ltd.	1,746,257	1,831,046
Nan Hai Corp., Ltd.	11,917,546	294,564
New Sports Group Ltd. *	1,358,744	109,061
NewOcean Energy Holdings Ltd. *	1,284,963	342,159
Pacific Basin Shipping Ltd.	4,301,026	1,030,199
Pacific Textiles Holdings Ltd.	654,029	495,798
Panda Green Energy Group Ltd. *	4,253,249	214,047
Pou Sheng International Holdings Ltd.	2,501,098	487,543
Prosperity REIT	1,386,015	554,484
Razer, Inc. *	2,092,910	458,638
Regina Miracle International Holdings Ltd.	361,442	270,774
Road King Infrastructure Ltd.	341,355	579,298
Singamas Container Holdings Ltd.	1,903,054	242,461
SITC International Holdings Co., Ltd.	1,378,469	1,029,167
SmarTone Telecommunications Holdings Ltd.	501,001	506,816
Spring Real Estate Investment Trust	964,919	415,527
Stella International Holdings Ltd.	479,700	482,212
Sun Hung Kai & Co., Ltd.	896,370	492,216
Sunlight Real Estate Investment Trust	1,335,866	941,194
Superb Summit International Group Ltd. *(b)	1,120,000	—
Texwinca Holdings Ltd.	326,998	151,232
The Hongkong & Shanghai Hotels Ltd.	708,566	1,027,339
The United Laboratories International Holdings Ltd. (a)	560,528	507,045
Town Health International Medical Group Ltd. *(b)	3,638,120	79,957
Truly International Holdings Ltd. *	1,526,626	245,072
United Energy Group Ltd.	7,362,632	1,210,080
Value Partners Group Ltd.	976,760	665,783
Vitasoy International Holdings Ltd.	897,294	2,880,889
We Solutions Ltd. *	2,899,813	387,927
Xiabuxiabu Catering Management China Holdings Co., Ltd.	251,872	396,634
Yuexiu Real Estate Investment Trust	1,383,211	939,305
		42,948,671

Ireland 0.4%
C&C Group plc	367,390	1,457,632
Dalata Hotel Group plc *	189,709	1,575,986
Green REIT plc	776,851	1,382,915
Hibernia REIT plc (a)	809,099	1,412,080
Irish Continental Group plc	190,871	1,212,548
Origin Enterprises plc	157,567	1,026,643
Permanent TSB Group Holdings plc *	56,704	141,846
		8,209,650

17
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Israel 0.4%
Africa Israel Properties Ltd. *	23,858	628,829
Allot Communications Ltd. *	31,891	198,023
Bayside Land Corp.	227	101,915
Big Shopping Centers Ltd.	1,677	116,478
Brack Capital Properties N.V. *	3,584	413,150
Cellcom Israel Ltd. *	70,778	416,873
Clal Insurance Enterprises Holdings Ltd. *	23,192	402,706
Delek Automotive Systems Ltd.	18,330	109,693
Delta Galil Industries Ltd.	12,488	368,457
Electra Ltd.	2,307	582,102
Formula Systems 1985 Ltd.	9,583	397,761
Gilat Satellite Networks Ltd. *	13,847	125,028
IDI Insurance Co., Ltd.	9,342	569,438
Jerusalem Economy Ltd. *	176,852	484,901
Jerusalem Oil Exploration *	11,365	637,493
Kenon Holdings Ltd.	16,268	262,817
Matrix IT Ltd.	32,717	389,852
Menora Mivtachim Holdings Ltd.	32,838	389,560
Naphtha Israel Petroleum Corp., Ltd.	44,546	282,172
Nova Measuring Instruments Ltd. *	30,829	916,459
Partner Communications Co., Ltd. *	121,627	544,709
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,501	536,516
Reit 1 Ltd.	222,729	904,678
Sella Capital Real Estate Ltd.	91,292	164,378
		9,943,988

Italy 2.8%
ACEA S.p.A.	53,065	758,181
Amplifon S.p.A.	138,070	2,978,347
Anima Holding S.p.A.	322,920	1,502,118
Arnoldo Mondadori Editore S.p.A. *	144,644	221,474
ASTM S.p.A.	45,514	930,958
Autogrill S.p.A.	154,202	1,622,799
Azimut Holding S.p.A.	129,546	2,063,449
Banca Farmafactoring S.p.A.	62,562	374,873
Banca Generali S.p.A.	62,366	1,535,429
Banca IFIS S.p.A.	21,860	515,295
Banca Popolare di Sondrio Scarl	518,225	2,022,310
Beni Stabili S.p.A.	1,185,119	1,043,816
Biesse S.p.A.	13,996	498,627
BPER Banca	444,195	1,963,402
Brembo S.p.A.	176,080	2,360,091
Brunello Cucinelli S.p.A.	32,160	1,420,019
C.I.R. - Compagnie Industriali Riunite S.p.A.	399,632	451,952
Cairo Communication S.p.A.	30,225	110,600
Cementir Holding S.p.A.	55,822	394,889
Cerved Group S.p.A.	217,244	2,269,815
Credito Emiliano S.p.A.	83,619	528,288
Danieli & C Officine Meccaniche S.p.A.	14,846	364,467
Danieli & C Officine Meccaniche S.p.A. - RSP	46,024	818,227
Datalogic S.p.A.	23,838	890,310
De'Longhi S.p.A.	70,231	2,301,059
DiaSorin S.p.A.	25,795	2,815,170
doBank S.p.A.	29,343	333,041
Ei Towers S.p.A.	19,953	1,316,308
Enav S.p.A.	242,393	1,200,859
ERG S.p.A.	57,710	1,197,877
Fincantieri S.p.A. *	517,826	768,778
Geox S.p.A. (a)	50,955	131,259
Gima TT S.p.A.	28,030	406,357
Hera S.p.A.	890,646	2,799,991
Security	Number of Shares	Value ($)
IMA Industria Macchine Automatiche S.p.A.	18,626	1,523,495
Immobiliare Grande Distribuzione SIIQ S.p.A.	59,541	454,034
Infrastrutture Wireless Italiane S.p.A.	262,828	2,006,050
Interpump Group S.p.A.	93,005	2,934,690
Iren S.p.A.	561,407	1,319,458
Italmobiliare S.p.A.	19,276	444,964
Juventus Football Club S.p.A. *(a)	374,474	534,169
Maire Tecnimont S.p.A.	124,907	581,026
MARR S.p.A.	42,205	1,188,353
OVS S.p.A. *	154,596	464,071
Piaggio & C S.p.A.	219,177	475,598
RAI Way S.p.A.	141,078	764,912
Reply S.p.A.	19,442	1,289,383
Safilo Group S.p.A. *(a)	44,957	185,691
Salini Impregilo S.p.A (a)	186,755	455,873
Saras S.p.A.	616,291	1,561,744
Societa Cattolica di Assicurazioni SC	173,742	1,413,020
Societa Iniziative Autostradali e Servizi S.p.A.	80,367	1,122,084
Technogym S.p.A.	132,719	1,324,911
Tod's S.p.A. (a)	15,577	1,082,899
Unipol Gruppo S.p.A.	610,105	2,523,541
Zignago Vetro S.p.A.	28,492	262,883
		64,823,284

Japan 19.5%
Achilles Corp.	5,532	113,998
Adastria Co., Ltd.	15,768	189,981
ADEKA Corp.	113,610	1,884,193
Advan Co., Ltd.	200	1,833
Aeon Delight Co., Ltd.	21,482	774,929
Aeon Fantasy Co., Ltd.	5,600	196,456
Ai Holdings Corp.	44,205	999,431
Aichi Steel Corp.	17,859	648,261
Aida Engineering Ltd.	71,764	645,899
Aisan Industry Co., Ltd.	15,768	133,954
Akatsuki, Inc.	3,535	122,419
Akebono Brake Industry Co., Ltd. *	114,500	262,281
Alconix Corp.	16,882	247,555
Alpen Co., Ltd.	7,884	142,201
Alpine Electronics, Inc.	50,429	1,123,323
Amano Corp.	84,930	1,779,252
Amuse, Inc.	4,949	144,384
Anest Iwata Corp.	16,375	162,443
Anicom Holdings, Inc.	18,373	622,182
Anritsu Corp.	175,717	2,758,924
AOKI Holdings, Inc.	45,963	620,937
Arakawa Chemical Industries Ltd.	19,210	292,953
Arata Corp.	13,644	647,224
Arcland Sakamoto Co., Ltd.	38,301	497,739
Arcland Service Holdings Co., Ltd.	5,232	94,510
Arcs Co., Ltd.	39,821	978,961
Aruhi Corp.	11,043	275,465
AS One Corp.	15,780	1,139,900
Asahi Diamond Industrial Co., Ltd.	65,351	484,453
Asahi Holdings, Inc.	39,241	746,352
ASAHI YUKIZAI Corp.	9,605	216,640
ASKA Pharmaceutical Co., Ltd.	45,405	557,709
Ateam, Inc.	4,953	94,428
Atom Corp.	100,638	960,229
Atsugi Co., Ltd.	36,299	381,698
Avex, Inc.	39,566	531,662
Axial Retailing, Inc.	16,641	585,290
Bando Chemical Industries Ltd.	31,922	356,976
Bank of Saga Ltd.	5,632	116,769

18
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Bank of the Ryukyus Ltd.	47,541	565,939
Belc Co., Ltd.	12,166	642,943
Bell System24 Holdings, Inc.	40,236	692,704
Belluna Co., Ltd.	56,187	620,218
Benefit One, Inc.	35,900	1,027,934
BML, Inc.	22,958	644,940
Broadleaf Co., Ltd.	74,228	485,325
BRONCO BILLY Co., Ltd.	10,915	335,664
Bunka Shutter Co., Ltd.	68,216	507,537
Canon Electronics, Inc.	21,994	462,948
Cawachi Ltd.	17,224	329,615
Central Glass Co., Ltd.	49,033	1,161,651
CHIMNEY Co., Ltd.	16,196	424,892
Chiyoda Co., Ltd.	32,059	635,773
Chiyoda Integre Co., Ltd.	5,532	113,948
Chofu Seisakusho Co., Ltd.	25,256	549,147
Chubu Shiryo Co., Ltd.	31,343	423,993
Chudenko Corp.	35,056	827,674
Chugai Ro Co., Ltd.	4,553	118,008
Chugoku Marine Paints Ltd.	69,123	685,090
Chukyo Bank Ltd.	5,532	115,195
CI Takiron Corp.	19,370	107,606
CKD Corp.	65,290	966,234
Clarion Co., Ltd.	117,043	336,716
CMIC Holdings Co., Ltd.	6,470	139,220
CMK Corp.	44,896	316,217
Cocokara fine, Inc.	21,101	1,259,761
Colowide Co., Ltd.	66,528	1,850,917
Computer Engineering & Consulting Ltd.	22,510	493,095
CONEXIO Corp.	8,391	161,638
COOKPAD, Inc.	27,397	116,867
Cosel Co., Ltd.	13,747	165,507
Create Restaurants Holdings, Inc. (a)	53,657	642,616
Create SD Holdings Co., Ltd.	25,248	587,682
DA Consortium Holdings, Inc.	25,876	858,761
Dai Nippon Toryo Co., Ltd.	32,722	370,054
Dai-Dan Co., Ltd.	5,632	143,892
Daibiru Corp.	60,170	628,370
Daido Metal Co., Ltd.	40,141	344,991
Daihen Corp.	125,564	687,355
Daiho Corp.	96,450	513,194
Daiichi Jitsugyo Co., Ltd.	3,395	109,304
Daiken Corp.	17,873	361,054
Daikokutenbussan Co., Ltd.	2,337	90,416
Daikyonishikawa Corp.	65,312	813,418
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	17,580	543,801
Daio Paper Corp. (a)	84,695	1,202,236
Daiseki Co., Ltd.	44,272	1,169,434
Daito Pharmaceutical Co., Ltd.	15,780	453,256
Daiwa Industries Ltd.	30,185	323,668
Daiwabo Holdings Co., Ltd.	21,446	1,282,292
DCM Holdings Co., Ltd.	112,230	1,027,312
Denki Kogyo Co., Ltd.	15,574	478,238
Denyo Co., Ltd.	6,690	99,790
Descente Ltd.	54,226	1,068,040
Dexerials Corp.	78,527	865,401
Digital Arts, Inc.	8,411	384,577
Digital Garage, Inc.	34,588	1,185,322
Dip Corp.	24,573	587,704
Doshisha Co., Ltd.	30,010	613,543
Doutor Nichires Holdings Co., Ltd.	32,323	569,883
DTS Corp.	23,818	978,410
Duskin Co., Ltd.	51,053	1,231,147
DyDo Group Holdings, Inc.	11,672	566,311
Eagle Industry Co., Ltd.	30,629	434,775
Earth Corp.	16,696	758,875
EDION Corp.	84,059	964,270
Security	Number of Shares	Value ($)
Eiken Chemical Co., Ltd.	38,338	795,561
Eizo Corp.	21,719	960,740
Elecom Co., Ltd.	23,838	632,040
Enplas Corp.	12,481	357,372
EPS Holdings, Inc.	36,305	740,932
eRex Co., Ltd.	27,401	284,179
ESPEC Corp.	26,207	538,864
euglena Co., Ltd. *(a)	72,344	548,036
F@N Communications, Inc.	65,977	405,793
Fancl Corp.	41,050	2,113,861
FCC Co., Ltd.	38,685	1,201,874
Feed One Co., Ltd.	79,875	147,670
FIDEA Holdings Co., Ltd.	288,938	445,582
Financial Products Group Co., Ltd.	74,695	823,844
Foster Electric Co., Ltd.	22,552	316,869
Fudo Tetra Corp.	67,874	128,543
Fuji Co., Ltd.	28,766	545,305
Fuji Corp.	88,155	1,481,904
Fuji Kyuko Co., Ltd.	29,709	852,005
Fuji Oil Co., Ltd.	76,792	315,104
Fuji Pharma Co., Ltd.	12,167	195,423
Fuji Seal International, Inc.	49,650	1,755,224
Fuji Soft, Inc.	26,326	1,298,672
Fujibo Holdings, Inc.	15,934	448,339
Fujicco Co., Ltd.	29,318	640,906
Fujimi, Inc.	21,645	585,216
Fujimori Kogyo Co., Ltd.	16,190	508,835
Fujita Kanko, Inc.	3,395	104,405
Fujitec Co., Ltd.	91,722	1,215,129
Fujiya Co., Ltd.	4,553	100,968
Fukuda Corp.	2,237	112,369
Fukushima Industries Corp.	15,287	736,191
FULLCAST Holdings Co., Ltd.	22,669	552,389
Funai Soken Holdings, Inc.	37,996	819,646
Furukawa Co., Ltd.	45,017	727,109
Furuno Electric Co., Ltd.	16,500	205,050
Fuso Chemical Co., Ltd.	24,598	614,479
Futaba Corp.	45,469	843,484
Futaba Industrial Co., Ltd.	65,292	437,498
Future Corp.	8,906	143,447
Fuyo General Lease Co., Ltd.	20,611	1,239,801
G-Tekt Corp.	23,844	398,027
Gakken Holdings Co., Ltd.	4,042	159,114
Genky DrugStores Co., Ltd.	4,853	176,377
Geo Holdings Corp.	34,527	503,185
Giken Ltd. (a)	17,267	391,013
GMO internet, Inc.	69,086	1,198,733
Godo Steel Ltd.	16,682	350,084
Goldcrest Co., Ltd.	19,478	324,970
Goldwin, Inc.	19,844	1,377,993
Gun-Ei Chemical Industry Co., Ltd.	6,670	192,788
Gunze Ltd.	19,356	1,014,189
Gurunavi, Inc.	33,985	280,437
Hamakyorex Co., Ltd.	15,523	523,570
Hanwa Co., Ltd.	41,390	1,399,761
Hazama Ando Corp.	199,547	1,500,854
Heiwa Real Estate Co., Ltd.	43,331	753,022
Heiwado Co., Ltd.	35,900	941,491
Hibiya Engineering Ltd.	22,510	386,112
Hiday Hidaka Corp.	30,796	624,891
Hioki EE Corp.	5,865	214,480
Hirata Corp. (a)	9,795	760,562
Hitachi Zosen Corp.	197,971	853,408
Hito Communications, Inc.	12,515	203,495
Hochiki Corp.	5,811	86,312
Hodogaya Chemical Co., Ltd.	6,670	202,413
Hogy Medical Co., Ltd.	28,330	981,081
Hokuetsu Corp.	164,743	916,683

19
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Hokuto Corp.	27,181	467,459
Hosiden Corp.	71,583	695,269
Hosokawa Micron Corp.	7,950	481,796
IBJ Leasing Co., Ltd.	34,197	894,053
Ichibanya Co., Ltd.	20,465	831,445
Ichikoh Industries Ltd.	57,680	650,743
Ichiyoshi Securities Co., Ltd.	52,470	526,191
Icom, Inc.	4,753	104,803
Idec Corp.	33,258	697,343
IDOM, Inc.	70,050	237,533
Iino Kaiun Kaisha Ltd.	129,510	687,932
Inaba Denki Sangyo Co., Ltd.	31,620	1,341,679
Inabata & Co., Ltd.	55,416	836,100
Inageya Co., Ltd.	17,681	263,417
Ines Corp.	11,522	127,185
Infomart Corp.	108,122	1,278,333
Information Services International-Dentsu Ltd.	22,908	810,875
Intage Holdings, Inc.	16,175	148,643
Internet Initiative Japan, Inc.	32,698	699,755
Iriso Electronics Co., Ltd.	23,122	1,307,435
Iseki & Co., Ltd.	6,790	121,673
Ishihara Sangyo Kaisha Ltd. *	43,011	643,119
Istyle, Inc. (a)	53,609	652,194
Itochu Enex Co., Ltd.	59,985	576,670
Itochu-Shokuhin Co., Ltd.	2,137	112,550
Itoki Corp.	55,058	303,381
Iwatani Corp.	48,651	1,711,132
J Trust Co., Ltd. (a)	91,125	626,210
J-Oil Mills, Inc.	14,254	489,766
JAC Recruitment Co., Ltd.	7,684	167,422
Jaccs Co., Ltd.	31,873	697,334
Japan Lifeline Co., Ltd.	71,450	1,371,845
Japan Material Co., Ltd.	65,142	947,595
Japan Pulp & Paper Co., Ltd.	7,065	279,070
Japan Securities Finance Co., Ltd.	110,875	617,944
Japan Transcity Corp.	25,081	117,166
JCR Pharmaceuticals Co., Ltd.	17,033	923,194
JCU Corp.	23,952	587,757
Jeol Ltd.	82,436	858,670
Jimoto Holdings, Inc.	267,846	422,718
JINS, Inc.	16,420	845,544
Joshin Denki Co., Ltd.	21,938	593,534
Joyful Honda Co., Ltd.	67,203	1,000,000
JSP Corp.	10,704	271,063
Juki Corp.	36,558	430,579
Justsystems Corp.	41,110	743,343
JVC Kenwood Corp.	153,165	436,490
K&O Energy Group, Inc.	7,169	115,663
kabu.com Securities Co., Ltd.	210,925	707,617
Kadokawa Dwango *	48,055	526,120
Kaga Electronics Co., Ltd.	23,559	457,859
Kameda Seika Co., Ltd.	16,241	721,350
Kamei Corp.	25,128	313,406
Kanaden Corp.	8,906	94,614
Kanamoto Co., Ltd.	30,203	942,439
Kanematsu Corp.	102,108	1,518,475
Kanematsu Electronics Ltd.	8,028	274,031
Kansai Mirai Financial Group, Inc. *	171,340	1,557,566
Kanto Denka Kogyo Co., Ltd.	47,783	506,767
Kappa Create Co., Ltd.	8,906	108,348
Kasai Kogyo Co., Ltd.	12,940	142,721
Katakura Industries Co., Ltd.	29,975	359,262
Katitas Co., Ltd.	29,299	943,296
Kato Sangyo Co., Ltd.	28,315	921,830
Kato Works Co., Ltd.	12,190	362,781
KAWADA TECHNOLOGIES, Inc.	1,758	95,443
Keihanshin Building Co., Ltd.	58,907	446,245
Security	Number of Shares	Value ($)
Keihin Corp.	54,381	1,146,128
Kenedix, Inc.	262,407	1,692,032
Kenko Mayonnaise Co., Ltd.	13,569	360,013
Key Coffee, Inc.	27,260	519,952
KFC Holdings Japan Ltd.	6,590	118,624
KH Neochem Co., Ltd.	42,237	1,580,769
Kintetsu Department Store Co., Ltd. *	3,395	110,682
Kintetsu World Express, Inc.	40,318	798,833
Kisoji Co., Ltd.	28,659	674,314
Kitanotatsujin Corp. (a)	57,630	299,363
Kitz Corp.	100,369	883,439
KLab, Inc. (a)	34,061	304,102
Koa Corp.	36,539	734,504
Koatsu Gas Kogyo Co., Ltd.	13,180	99,606
Kobe Bussan Co., Ltd.	4,895	240,589
Kohnan Shoji Co., Ltd.	31,531	728,809
Komatsu Seiren Co., Ltd.	22,745	180,303
KOMEDA Holdings Co., Ltd.	38,280	740,848
Komori Corp.	52,952	639,426
Konishi Co., Ltd.	17,833	282,247
Konoike Transport Co., Ltd.	40,326	665,160
Koshidaka Holdings Co., Ltd.	40,337	425,979
Kotobuki Spirits Co., Ltd.	21,206	937,092
Krosaki Harima Corp.	2,036	152,399
Kumagai Gumi Co., Ltd.	41,525	1,125,334
Kumiai Chemical Industry Co., Ltd.	106,597	910,379
Kura Corp.	12,151	721,050
Kurabo Industries Ltd.	251,876	699,624
Kureha Corp.	21,742	1,535,283
KYB Corp.	22,684	931,827
Kyoei Steel Ltd.	16,223	297,730
Kyokuto Kaihatsu Kogyo Co., Ltd.	39,259	595,161
Kyokuto Securities Co., Ltd.	37,588	481,693
Kyokuyo Co., Ltd.	15,368	435,878
Kyoritsu Maintenance Co., Ltd.	27,471	1,303,129
Kyosan Electric Manufacturing Co., Ltd.	33,420	196,207
Lasertec Corp.	40,763	1,520,088
LEC, Inc.	16,175	796,460
Life Corp.	23,155	565,067
LIFULL Co., Ltd.	67,416	415,251
Linical Co., Ltd.	9,785	151,516
Link And Motivation, Inc.	43,540	502,604
LIXIL VIVA Corp.	15,560	251,744
M&A Capital Partners Co., Ltd. *	5,500	335,302
Macnica Fuji Electronics Holdings, Inc.	46,065	828,784
Macromill, Inc.	31,343	759,513
Maeda Kosen Co., Ltd.	10,312	185,437
Makino Milling Machine Co., Ltd.	112,985	1,044,412
Mandom Corp.	43,482	1,309,734
Mani, Inc.	23,594	1,033,042
Mars Engineering Corp.	13,075	272,501
Marudai Food Co., Ltd.	154,360	606,944
Maruha Nichiro Corp.	39,199	1,362,783
Marusan Securities Co., Ltd.	77,448	663,531
Maruwa Co., Ltd.	9,392	703,013
Maruwa Unyu Kikan Co., Ltd.	10,065	341,294
Maruzen Showa Unyu Co., Ltd.	82,240	413,851
Marvelous, Inc. (a)	39,239	306,099
Matsuya Co., Ltd.	52,165	553,711
Matsuya Foods Co., Ltd.	10,886	356,862
Max Co., Ltd.	54,455	781,331
Maxell Holdings Ltd.	46,062	744,403
MCJ Co., Ltd.	71,424	647,992
Medical Data Vision Co., Ltd. *(a)	10,997	188,135
Megachips Corp. (a)	22,520	430,964
Meidensha Corp.	237,404	815,718
Meiko Network Japan Co., Ltd.	200	1,926
Meisei Industrial Co., Ltd.	24,666	187,967

20
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Meitec Corp.	28,918	1,397,849
Melco Holdings, Inc.	3,016	113,965
Menicon Co., Ltd.	23,194	532,342
METAWATER Co., Ltd.	14,846	400,990
Micronics Japan Co., Ltd.	27,174	214,432
Mie Kotsu Group Holdings, Inc.	26,439	128,756
Milbon Co., Ltd.	26,091	1,188,254
Mimasu Semiconductor Industry Co., Ltd.	7,069	114,943
Ministop Co., Ltd.	18,503	335,569
Mirait Holdings Corp.	72,043	1,131,144
Miroku Jyoho Service Co., Ltd.	17,858	408,261
Mito Securities Co., Ltd.	32,150	109,597
Mitsuba Corp.	46,851	386,182
Mitsubishi Logisnext Co., Ltd.	19,917	237,635
Mitsubishi Pencil Co., Ltd.	53,648	972,955
Mitsubishi Research Institute, Inc.	3,295	125,548
Mitsubishi Steel Manufacturing Co., Ltd.	5,632	108,236
Mitsuboshi Belting Ltd.	35,531	434,825
Mitsui High-Tec, Inc.	28,508	414,180
Mitsui Sugar Co., Ltd.	18,457	504,349
Mitsui-Soko Holdings Co., Ltd. *	123,188	416,607
Mitsuuroko Group Holdings Co., Ltd.	24,059	169,456
Mizuno Corp.	22,081	589,636
Modec, Inc.	20,685	627,723
Monex Group, Inc. (a)	207,110	988,061
Monogatari Corp.	3,942	369,724
Morita Holdings Corp.	51,084	1,102,900
MOS Food Services, Inc.	31,521	834,325
MTI Ltd.	45,593	261,095
Musashi Seimitsu Industry Co., Ltd.	24,874	840,088
Nachi-Fujikoshi Corp.	22,423	1,089,958
Nagaileben Co., Ltd.	30,238	706,830
Nagatanien Holdings Co., Ltd.	9,106	122,935
Namura Shipbuilding Co., Ltd.	72,647	326,923
NDS Co., Ltd.	5,280	294,272
NEC Networks & System Integration Corp.	30,629	719,837
NET One Systems Co., Ltd.	90,202	2,093,881
Neturen Co., Ltd.	17,289	158,413
Nextage Co., Ltd. (a)	27,601	202,119
Nichi-iko Pharmaceutical Co., Ltd.	54,361	792,239
Nichias Corp.	133,457	1,739,147
Nichiban Co., Ltd.	8,998	219,746
Nichicon Corp.	84,788	972,632
Nichiden Corp.	6,011	106,901
Nichiha Corp.	31,255	879,430
NichiiGakkan Co., Ltd.	48,497	408,934
Nihon Nohyaku Co., Ltd.	79,544	567,428
Nihon Parkerizing Co., Ltd.	112,196	1,492,439
Nihon Tokushu Toryo Co., Ltd.	10,998	237,942
Nihon Trim Co., Ltd.	5,903	299,183
Nihon Unisys Ltd.	74,670	1,828,282
Nikkiso Co., Ltd.	69,183	826,690
Nippon Beet Sugar Manufacturing Co., Ltd.	5,632	99,551
Nippon Carbon Co., Ltd.	11,089	685,031
Nippon Ceramic Co., Ltd.	27,511	740,094
Nippon Chemi-Con Corp.	18,098	595,732
Nippon Denko Co., Ltd.	126,246	325,620
Nippon Densetsu Kogyo Co., Ltd.	42,367	824,912
Nippon Flour Mills Co., Ltd.	61,397	1,028,774
Nippon Gas Co., Ltd.	42,492	2,011,841
Nippon Holdings Co., Ltd.	58,080	1,475,505
Nippon Kanzai Co., Ltd.	26,387	506,870
Nippon Koei Co., Ltd.	17,050	432,843
Nippon Light Metal Holdings Co., Ltd.	685,032	1,513,576
Nippon Parking Development Co., Ltd.	267,846	417,887
Nippon Seiki Co., Ltd.	56,279	1,048,078
Nippon Sheet Glass Co., Ltd.	102,906	1,088,594
Security	Number of Shares	Value ($)
Nippon Signal Co., Ltd.	77,499	798,159
Nippon Soda Co., Ltd.	170,014	972,078
Nippon Steel & Sumikin Bussan Corp.	16,846	853,808
Nippon Suisan Kaisha Ltd.	283,887	1,561,718
Nippon Thompson Co., Ltd.	84,776	622,335
Nippon Valqua Industries Ltd.	17,489	511,808
Nippon Yakin Kogyo Co., Ltd.	138,467	464,533
Nishimatsu Construction Co., Ltd.	60,486	1,451,533
Nishimatsuya Chain Co., Ltd.	63,414	686,840
Nishio Rent All Co., Ltd.	14,420	451,905
Nissei ASB Machine Co., Ltd. (a)	7,325	329,967
Nissei Build Kogyo Co., Ltd.	14,354	137,346
Nissha Co., Ltd. (a)	45,613	951,051
Nissin Corp.	16,672	350,024
Nissin Electric Co., Ltd.	60,000	532,444
Nissin Kogyo Co., Ltd.	44,761	750,423
Nitta Corp.	25,256	915,625
Nittetsu Mining Co., Ltd.	7,477	345,243
Nitto Boseki Co., Ltd.	34,014	784,360
Nitto Kogyo Corp.	34,228	582,171
Nitto Kohki Co., Ltd.	4,653	101,843
Nohmi Bosai Ltd.	25,597	542,711
Nojima Corp.	37,994	841,189
Nomura Co., Ltd.	48,816	977,773
Noritake Co., Ltd.	17,289	1,041,534
Noritsu Koki Co., Ltd.	19,957	521,400
Noritz Corp.	46,827	711,157
NSD Co., Ltd.	46,866	980,980
Obara Group, Inc.	14,069	701,642
Ohara, Inc. (a)	6,670	168,848
Ohsho Food Service Corp.	12,867	841,284
Oiles Corp.	35,680	770,651
Okabe Co., Ltd.	68,751	631,181
Okamoto Industries, Inc.	88,600	976,410
Okamura Corp.	100,101	1,367,660
Okasan Securities Group, Inc.	175,768	844,878
Oki Electric Industry Co., Ltd.	104,578	1,321,313
Okumura Corp.	43,373	1,320,141
Okuwa Co., Ltd.	11,343	106,694
Onoken Co., Ltd.	6,490	103,889
Onward Holdings Co., Ltd.	134,711	894,145
Open Door, Inc. *	10,312	311,076
Optex Group Co., Ltd.	35,666	796,402
Optorun Co., Ltd. (a)	8,727	259,327
Osaka Soda Co., Ltd.	19,514	556,110
Osaka Steel Co., Ltd.	5,911	107,361
OSAKA Titanium Technologies Co., Ltd.	18,706	277,844
Osaki Electric Co., Ltd.	46,291	341,072
OSJB Holdings Corp.	44,730	115,773
Outsourcing, Inc.	93,889	1,769,653
Oyo Corp.	8,906	112,766
Pacific Industrial Co., Ltd.	50,655	822,741
Pacific Metals Co., Ltd. *	16,275	547,466
Pack Corp.	9,981	283,538
PAL GROUP Holdings Co., Ltd.	15,927	356,503
Paramount Bed Holdings Co., Ltd.	23,407	1,078,683
Pasona Group, Inc.	15,061	249,511
Pepper Food Service Co., Ltd. (a)	15,943	549,238
PIA Corp.	7,000	327,005
Piolax, Inc.	33,369	732,472
Pioneer Corp. *(a)	336,871	394,943
Plenus Co., Ltd. (a)	30,629	512,394
Press Kogyo Co., Ltd.	121,560	638,030
Pressance Corp.	40,848	626,617
Prestige International, Inc.	52,645	606,758
Prima Meat Packers Ltd.	179,358	892,868
Qol Co., Ltd.	15,109	301,676
Raito Kogyo Co., Ltd.	62,573	790,028

21
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Relia, Inc.	51,084	666,163
Retail Partners Co., Ltd.	30,588	441,365
Rheon Automatic Machinery Co., Ltd.	39,859	713,174
Ricoh Leasing Co., Ltd.	15,547	515,266
Riken Corp.	5,472	288,195
Riken Keiki Co., Ltd.	27,501	611,354
Riken Technos Corp.	79,083	405,810
Riken Vitamin Co., Ltd.	11,319	399,128
Ringer Hut Co., Ltd. (a)	28,398	604,660
Riso Kagaku Corp.	33,525	816,923
Rock Field Co., Ltd.	8,791	145,400
Rokko Butter Co., Ltd.	5,332	127,572
Roland DG Corp.	5,232	123,150
Rorze Corp.	5,132	106,449
Round One Corp.	74,463	981,782
Royal Holdings Co., Ltd.	35,637	885,421
RS Technologies Co., Ltd.	6,179	331,003
Ryobi Ltd.	29,778	1,094,335
Ryosan Co., Ltd.	32,625	1,231,326
Ryoyo Electro Corp.	10,005	160,607
S Foods, Inc.	21,923	861,024
Sagami Chain Co., Ltd.	9,206	115,817
Saibu Gas Co., Ltd.	33,992	783,546
Saizeriya Co., Ltd. (a)	27,526	553,573
Sakai Chemical Industry Co., Ltd.	16,834	442,085
Sakai Moving Service Co., Ltd.	11,027	601,644
Sakata INX Corp.	53,433	712,215
Sakata Seed Corp.	35,776	1,240,553
San ju San Financial Group, Inc. *	14,962	295,907
San-A Co., Ltd.	21,486	1,003,720
San-Ai Oil Co., Ltd.	67,750	845,615
Sanden Holdings Corp. *	27,698	364,444
Sangetsu Corp.	75,056	1,436,342
Sanken Electric Co., Ltd.	126,000	723,831
Sanki Engineering Co., Ltd.	57,072	619,179
Sankyo Tateyama, Inc.	34,698	431,202
Sanshin Electronics Co., Ltd.	21,938	377,290
Sanyo Chemical Industries Ltd.	14,319	697,322
Sanyo Denki Co., Ltd.	10,204	546,618
Sanyo Electric Railway Co., Ltd.	11,895	274,620
Sanyo Shokai Ltd.	17,289	314,019
Sanyo Special Steel Co., Ltd.	26,377	609,679
Sato Holdings Corp.	25,905	838,697
Seika Corp.	7,177	131,326
Seikagaku Corp.	39,844	562,706
Seiko Holdings Corp.	34,471	966,811
Seiren Co., Ltd.	58,928	1,006,004
Sekisui Jushi Corp.	27,797	551,252
Sekisui Plastics Co., Ltd.	32,653	298,304
Senko Group Holdings Co., Ltd.	118,781	981,227
Senshu Ikeda Holdings, Inc.	236,948	839,794
Shibuya Corp.	21,195	788,469
Shikoku Chemicals Corp.	35,671	470,316
Shin-Etsu Polymer Co., Ltd.	27,597	232,702
Shindengen Electric Manufacturing Co., Ltd.	9,664	487,187
Shinko Electric Industries Co., Ltd.	82,551	779,464
Shinko Plantech Co., Ltd.	48,976	459,792
Shinko Shoji Co., Ltd.	7,369	109,321
Shinmaywa Industries Ltd.	93,254	1,127,778
Shinnihon Corp.	33,124	354,287
Shinwa Co., Ltd.	4,953	98,850
Ship Healthcare Holdings, Inc.	45,521	1,754,992
Shizuoka Gas Co., Ltd.	79,684	656,817
SHO-BOND Holdings Co., Ltd.	26,556	1,865,638
Shoei Co., Ltd.	8,591	366,465
Shoei Foods Corp.	15,268	548,703
Showa Corp.	53,661	857,531
Security	Number of Shares	Value ($)
Showa Sangyo Co., Ltd.	30,753	811,501
Siix Corp.	41,004	825,368
Sinanen Holdings Co., Ltd.	4,653	113,131
Sinfonia Technology Co., Ltd.	174,309	625,648
Sinko Industries Ltd.	10,312	156,793
Sintokogio Ltd.	72,005	668,198
SMK Corp.	42,062	125,938
SMS Co., Ltd.	61,230	1,164,024
Sodick Co., Ltd.	54,166	527,567
Sogo Medical Co., Ltd.	18,464	379,820
Solasto Corp.	35,265	406,127
ST Corp.	4,553	84,010
St Marc Holdings Co., Ltd.	19,820	465,806
Star Micronics Co., Ltd.	39,810	719,836
Starts Corp., Inc.	34,536	786,742
Starzen Co., Ltd.	5,372	225,034
Stella Chemifa Corp.	11,319	407,294
Studio Alice Co., Ltd.	19,210	429,295
Sumida Corp.	30,329	400,430
Sumitomo Bakelite Co., Ltd.	181,110	1,790,112
Sumitomo Densetsu Co., Ltd.	6,390	107,590
Sumitomo Mitsui Construction Co., Ltd.	177,064	1,172,070
Sumitomo Riko Co., Ltd.	44,896	438,089
Sumitomo Seika Chemicals Co., Ltd.	8,980	462,423
Sun Frontier Fudousan Co., Ltd.	23,384	289,124
Sushiro Global Holdings Ltd. *	21,838	1,244,678
SWCC Showa Holdings Co., Ltd.	29,322	210,227
Systena Corp.	78,461	1,017,513
T Hasegawa Co., Ltd.	14,130	278,433
T-Gaia Corp.	23,093	609,163
Tachi-S Co., Ltd.	35,904	572,793
Tachibana Eletech Co., Ltd.	8,391	144,006
Taihei Dengyo Kaisha Ltd.	19,370	480,210
Taiho Kogyo Co., Ltd.	27,801	292,088
Taikisha Ltd.	37,708	1,219,130
Taiyo Holdings Co., Ltd.	18,783	741,936
Takamatsu Construction Group Co., Ltd.	10,316	268,587
Takaoka Toko Co., Ltd.	15,911	242,930
Takara Bio, Inc.	58,274	1,452,580
Takara Leben Co., Ltd.	110,150	366,554
Takara Standard Co., Ltd.	56,389	917,399
Takasago International Corp.	19,247	683,022
Takasago Thermal Engineering Co., Ltd.	78,653	1,394,524
Takeuchi Manufacturing Co., Ltd.	40,848	1,047,309
Takuma Co., Ltd.	93,800	1,158,912
Tamron Co., Ltd.	19,427	386,140
Tamura Corp.	102,733	745,818
Tanseisha Co., Ltd.	37,568	427,229
Tateru, Inc. (a)	32,449	469,974
Tayca Corp.	14,154	354,217
TechnoPro Holdings, Inc.	40,245	2,515,199
Teikoku Electric Manufacturing Co., Ltd.	11,019	166,550
Teikoku Sen-I Co., Ltd.	25,761	595,208
Tekken Corp.	16,168	407,098
Tenma Corp.	6,590	109,947
The Aichi Bank Ltd.	12,815	571,495
The Akita Bank Ltd.	22,268	574,146
The Aomori Bank Ltd.	26,123	771,546
The Bank of Iwate Ltd.	21,841	975,001
The Bank of Nagoya Ltd.	23,068	797,816
The Bank of Okinawa Ltd.	26,286	1,025,269
The Chiba Kogyo Bank Ltd.	90,398	400,283
The Ehime Bank Ltd.	39,534	437,108
The Eighteenth Bank Ltd.	209,308	677,653
The Fukui Bank Ltd.	28,702	589,389
The Hokkoku Bank Ltd.	27,407	1,076,408
The Hokuetsu Bank Ltd.	17,193	347,008
The Hyakugo Bank Ltd.	226,810	938,863

22
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
The Hyakujushi Bank Ltd.	296,584	877,301
The Japan Wool Textile Co., Ltd.	82,107	680,492
The Juroku Bank Ltd.	38,467	1,000,139
The Kiyo Bank Ltd.	76,725	1,175,594
The Michinoku Bank Ltd.	6,790	111,814
The Miyazaki Bank Ltd.	19,455	571,096
The Musashino Bank Ltd.	35,319	1,025,632
The Nanto Bank Ltd.	40,367	1,043,350
The Nippon Road Co., Ltd.	2,137	118,331
The Nisshin Oillio Group Ltd.	30,753	833,411
The Ogaki Kyoritsu Bank Ltd.	49,762	1,259,252
The Oita Bank Ltd.	18,932	664,161
The Okinawa Electric Power Co., Inc.	56,215	1,133,071
The Shikoku Bank Ltd.	29,393	346,720
The Sumitomo Warehouse Co., Ltd.	139,290	869,267
The Tochigi Bank Ltd.	150,949	505,046
The Toho Bank Ltd.	226,299	840,828
The Towa Bank Ltd.	47,930	443,488
The Yamagata Bank Ltd.	37,763	839,140
The Yamanashi Chuo Bank Ltd.	205,909	740,927
TKC Corp.	17,645	688,232
Toa Corp.	41,897	789,967
Toagosei Co., Ltd.	154,305	1,757,562
TOC Co., Ltd.	66,376	483,671
Tocalo Co., Ltd.	43,269	501,426
Toei Co., Ltd.	7,915	915,095
Toho Co., Ltd.	10,856	221,457
Toho Holdings Co., Ltd.	53,919	1,423,285
Toho Titanium Co., Ltd.	43,550	458,338
Toho Zinc Co., Ltd.	18,596	619,671
Tokai Corp.	23,020	521,497
TOKAI Holdings Corp.	139,507	1,352,483
Token Corp.	8,093	574,396
Tokushu Tokai Paper Co., Ltd.	4,549	184,610
Tokyo Dome Corp.	113,043	955,236
Tokyo Energy & Systems, Inc.	10,264	100,340
Tokyo Individualized Educational Institute, Inc.	15,468	232,958
Tokyo Kiraboshi Financial Group, Inc.	32,926	742,940
Tokyo Ohka Kogyo Co., Ltd.	42,270	1,358,999
Tokyo Rope Manufacturing Co., Ltd.	18,867	256,585
Tokyo Seimitsu Co., Ltd.	44,307	1,378,538
Tokyo Steel Manufacturing Co., Ltd.	108,788	872,188
Tokyotokeiba Co., Ltd.	18,636	728,566
Tokyu Construction Co., Ltd.	77,889	717,884
TOMONY Holdings, Inc.	193,153	808,252
Tomy Co., Ltd.	104,984	1,035,780
Tonami Holdings Co., Ltd.	5,851	341,926
Topre Corp.	47,492	1,158,122
Topy Industries Ltd.	22,385	608,656
Toridoll Holdings corp. (a)	23,161	525,527
Torii Pharmaceutical Co., Ltd.	17,833	380,832
Tosei Corp.	30,149	290,927
Toshiba Machine Co., Ltd.	133,372	626,657
Toshiba Plant Systems & Services Corp.	43,536	943,080
Toshiba TEC Corp.	163,207	980,258
Tosho Co., Ltd.	16,958	659,907
Totetsu Kogyo Co., Ltd.	33,574	903,199
Towa Corp.	15,668	153,875
Towa Pharmaceutical Co., Ltd.	10,512	733,759
Toyo Construction Co., Ltd.	148,260	545,521
Toyo Corp.	45,648	369,268
Toyo Ink SC Holdings Co., Ltd.	46,699	1,198,587
Toyo Kanetsu KK	12,605	373,995
Toyo Tanso Co., Ltd.	13,407	393,559
TPR Co., Ltd.	34,483	811,035
Trancom Co., Ltd.	8,052	548,249
Transcosmos, Inc.	31,884	772,048
Security	Number of Shares	Value ($)
Trusco Nakayama Corp.	43,776	1,171,729
Trust Tech, Inc.	3,495	153,656
TSI Holdings Co., Ltd.	112,173	745,561
Tsubaki Nakashima Co., Ltd.	45,042	921,678
Tsubakimoto Chain Co.	207,730	1,862,142
Tsugami Corp.	62,071	661,658
Tsukishima Kikai Co., Ltd.	43,618	592,797
Tsukuba Bank Ltd.	88,128	212,998
Tsukui Corp.	36,783	349,635
Tsurumi Manufacturing Co., Ltd.	9,098	154,088
UACJ Corp.	35,965	820,593
Uchida Yoko Co., Ltd.	3,974	113,430
UKC Holdings Corp.	17,833	393,859
Union Tool Co.	11,551	411,996
Unipres Corp.	48,784	951,175
United Arrows Ltd.	29,341	1,079,598
United Super Markets Holdings, Inc.	66,060	756,605
Unitika Ltd. *	45,948	281,775
Unizo Holdings Co., Ltd.	30,903	592,782
V Technology Co., Ltd.	4,895	842,283
Valor Holdings Co., Ltd.	43,310	920,608
Vector, Inc.	23,909	547,459
Vital KSK Holdings, Inc.	49,738	566,076
VT Holdings Co., Ltd.	107,702	488,561
W-Scope Corp. (a)	29,363	245,475
Wacom Co., Ltd.	174,743	786,371
Wakita & Co., Ltd.	51,084	602,126
Warabeya Nichiyo Holdings Co., Ltd.	20,851	411,435
WATAMI Co., Ltd.	8,906	98,790
WDB Holdings Co., Ltd.	5,863	208,590
Wellnet Corp.	35,497	329,408
World Holdings Co., Ltd.	7,277	224,115
Wowow, Inc.	5,556	166,853
Xebio Holdings Co., Ltd.	33,593	489,270
YA-MAN Ltd.	29,027	497,374
Yahagi Construction Co., Ltd.	49,646	371,164
Yakuodo Co., Ltd.	11,059	372,008
YAMABIKO Corp.	39,766	469,080
Yamashin-Filter Corp. (a)	42,306	389,161
Yamazen Corp.	86,933	970,583
Yaoko Co., Ltd.	24,846	1,382,512
Yellow Hat Ltd.	18,615	519,578
Yodogawa Steel Works Ltd.	35,496	837,102
Yokogawa Bridge Holdings Corp.	35,637	716,050
Yokohama Reito Co., Ltd.	61,324	500,503
Yomiuri Land Co., Ltd.	9,198	372,864
Yondoshi Holdings, Inc.	23,227	493,091
Yonex Co., Ltd.	40,848	247,552
Yorozu Corp.	21,228	317,602
Yoshinoya Holdings Co., Ltd. (a)	72,942	1,231,433
Yuasa Trading Co., Ltd.	12,778	447,118
Yurtec Corp.	13,659	108,893
Yushin Precision Equipment Co., Ltd.	21,064	232,134
Zenrin Co., Ltd.	37,709	1,163,050
ZERIA Pharmaceutical Co., Ltd.	50,321	1,080,981
Zojirushi Corp.	52,410	704,251
Zuken, Inc.	7,169	109,909
		443,975,583

Netherlands 2.0%
Accell Group N.V.	30,736	633,691
AMG Advanced Metallurgical Group N.V.	32,718	1,622,432
APERAM S.A.	56,168	2,530,408
Arcadis N.V.	80,779	1,436,111
ASM International N.V.	49,967	2,698,700
Basic-Fit N.V *	23,604	839,002
BE Semiconductor Industries N.V.	79,567	1,731,174

23
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Brunel International N.V.	23,898	358,410
Corbion N.V.	65,567	2,064,331
Eurocommercial Properties N.V.	52,157	2,015,944
Flow Traders	30,402	889,978
ForFarmers N.V.	44,969	503,332
Fugro N.V. CVA *(a)	83,506	1,074,095
Galapagos N.V. *	51,239	5,196,179
IMCD N.V.	60,307	4,518,766
Intertrust N.V.	84,020	1,539,676
Koninklijke BAM Groep N.V.	275,576	1,130,230
Koninklijke Volkerwessels N.V.	19,221	413,951
NSI N.V.	22,945	942,386
PostNL N.V.	494,010	1,659,966
SBM Offshore N.V.	189,685	3,073,226
Takeaway.com N.V. *	21,494	1,703,063
TKH Group N.V.	48,195	2,828,977
TomTom N.V. *	129,554	1,315,624
Vastned Retail N.V.	23,070	952,889
Wereldhave N.V.	42,707	1,566,215
Wessanen	59,388	791,171
		46,029,927

New Zealand 1.1%
a2 Milk Co., Ltd. *	793,092	6,640,853
Argosy Property Ltd.	909,482	654,734
Chorus Ltd.	523,873	1,605,865
EBOS Group Ltd.	101,218	1,419,723
Freightways Ltd.	172,829	872,654
Genesis Energy Ltd.	671,630	1,091,785
Goodman Property Trust	1,246,757	1,232,563
Heartland Bank Ltd.	270,997	312,863
Infratil Ltd.	482,152	1,089,286
Kathmandu Holdings Ltd.	202,553	439,468
Mainfreight Ltd.	86,575	1,619,879
Metlifecare Ltd.	203,707	858,264
New Zealand Refining Co., Ltd.	66,869	114,468
Precinct Properties New Zealand Ltd.	1,015,104	969,871
Summerset Group Holdings Ltd.	265,305	1,351,909
Tourism Holdings Ltd.	108,817	404,321
TOWER Ltd. *	289,664	143,183
Trade Me Group Ltd.	452,349	1,611,717
Vital Healthcare Property Trust	482,546	664,351
Z Energy Ltd.	380,551	1,820,493
		24,918,250

Norway 2.3%
Akastor A.S.A. *	115,231	233,143
Aker A.S.A., A Shares	28,470	2,236,693
Aker Solutions A.S.A. *	158,505	1,084,916
Atea A.S.A. *	100,257	1,488,983
Austevoll Seafood A.S.A.	93,957	1,240,371
Bakkafrost P/F	45,643	2,613,255
Borr Drilling Ltd. *	394,001	1,639,570
Borregaard A.S.A.	115,567	1,101,402
BW LPG Ltd. *(a)	72,186	282,867
DNO A.S.A. *	756,432	1,471,219
Entra A.S.A.	116,618	1,692,925
Evry A/S	168,007	651,922
Grieg Seafood A.S.A.	57,680	665,244
Hoegh LNG Holdings Ltd.	43,538	221,785
Kongsberg Gruppen A.S.A.	58,576	1,109,503
Leroy Seafood Group A.S.A.	280,883	2,145,576
Nordic Semiconductor A.S.A. *	162,307	995,653
Norway Royal Salmon A.S.A.	14,412	348,982
Norwegian Air Shuttle A.S.A. *(a)	14,375	450,191
Norwegian Finans Holding A.S.A. *	178,315	2,304,980
Security	Number of Shares	Value ($)
Ocean Yield A.S.A.	51,031	389,932
Otello Corp. A.S.A. *	139,299	328,147
Petroleum Geo-Services A.S.A. *	343,027	1,336,799
REC Silicon A.S.A. *(a)	2,574,352	219,026
Salmar A.S.A.	63,287	3,058,893
SpareBank 1 Oestlandet	14,159	151,364
SpareBank 1 SMN	151,008	1,628,771
SpareBank 1 SR-Bank A.S.A.	187,441	2,120,358
Stolt-Nielsen Ltd.	13,146	211,903
Storebrand A.S.A.	531,433	4,721,618
Subsea 7 S.A.	282,615	3,854,286
TGS Nopec Geophysical Co. A.S.A.	116,896	4,452,076
Tomra Systems A.S.A.	128,346	2,839,276
Veidekke A.S.A.	105,143	1,010,857
Wallenius Wilhelmsen Logistics *(a)	171,982	705,392
XXL A.S.A.	109,738	612,156
		51,620,034

Portugal 0.5%
Altri, SGPS, S.A.	58,656	543,240
Banco Comercial Portugues S.A. *	8,812,868	2,571,645
Corticeira Amorim SGPS S.A.	38,976	521,508
CTT-Correios de Portugal S.A.	170,720	665,419
Mota-Engil, SGPS, S.A. *	114,956	357,785
NOS, SGPS S.A.	244,114	1,396,275
REN - Redes Energeticas Nacionais, SGPS, S.A.	369,023	1,047,634
Semapa-Sociedade de Investimento e Gestao	30,734	636,510
Sonae, SGPS, S.A.	1,186,216	1,265,608
The Navigator Co. S.A.	290,263	1,453,551
		10,459,175

Republic of Korea 5.7%
Able C&C Co., Ltd. *	16,443	199,417
Advanced Process Systems Corp. *	23,901	559,333
Ahnlab, Inc.	4,075	213,058
AK Holdings, Inc.	3,329	200,969
Amicogen, Inc. *	19,604	765,210
Ananti, Inc. *	67,591	451,153
Aprogen pharmaceuticals, Inc. *	134,508	485,759
Asiana Airlines, Inc. *	83,700	317,310
ATGen Co., Ltd. *	18,024	261,499
BH Co., Ltd. *	31,488	717,083
Binex Co., Ltd. *	29,655	318,355
Binggrae Co., Ltd.	4,669	294,028
Bukwang Pharmaceutical Co., Ltd.	26,730	619,534
Byucksan Corp.	29,270	83,354
Cafe24 Corp. *	6,990	1,016,019
Caregen Co., Ltd.	6,141	462,306
Cell Biotech Co., Ltd.	3,183	105,800
Celltrion Pharm, Inc. *	21,696	1,561,200
Cellumed Co., Ltd. *	33,058	380,131
Chong Kun Dang Pharmaceutical Corp.	5,811	566,405
CJ CGV Co., Ltd.	12,547	597,396
CJ ENM Co., Ltd.	11,167	2,528,037
CJ Hello Co., Ltd.	18,088	139,095
CMG Pharmaceutical Co., Ltd. *	76,697	352,083
Com2uSCorp	10,382	1,454,030
Coreana Cosmetics Co., Ltd.	20,536	115,857
Cosmax BTI, Inc.	2,931	79,124
Cosmax, Inc.	6,307	861,217
COSON Co., Ltd. *	31,768	396,690
CrystalGenomics, Inc. *	30,568	546,470
Cuckoo Holdings Co., Ltd.	840	132,812
Cuckoo Homesys Co., Ltd. *	802	164,989

24
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
CUROCOM Co., Ltd. *	233,112	484,799
Dae Hwa Pharmaceutical Co., Ltd.	11,978	337,878
Daeduck Electronics Co.	35,000	262,229
Daeduck GDS Co., Ltd.	30,652	349,711
Daesang Corp.	20,535	490,707
Daewoong Co., Ltd.	24,823	413,661
Daewoong Pharmaceutical Co., Ltd.	4,046	745,120
Daishin Securities Co., Ltd.	55,832	611,912
Daou Technology, Inc.	25,207	514,036
Dawonsys Co., Ltd.	20,291	286,187
DB HiTek Co., Ltd.	28,653	472,338
Dentium Co., Ltd.	5,106	429,342
DIO Corp. *	9,246	279,502
Dong-A Socio Holdings Co., Ltd.	3,700	349,010
Dong-A ST Co., Ltd.	6,541	605,240
Dongjin Semichem Co., Ltd.	29,169	292,175
DongKook Pharmaceutical Co., Ltd.	5,314	330,827
Dongkuk Steel Mill Co., Ltd.	52,179	438,751
Dongwon F&B Co., Ltd.	701	181,366
Dongwon Industries Co., Ltd.	1,447	391,924
Doosan Bobcat, Inc.	31,827	1,017,869
DoubleUGames Co., Ltd.	10,247	641,617
Duk San Neolux Co., Ltd. *	23,577	366,422
Duzone Bizon Co., Ltd.	18,457	945,110
Ecopro Co., Ltd. *	19,521	690,070
Eo Technics Co., Ltd.	8,769	471,083
Eugene Investment & Securities Co., Ltd. *	59,348	149,283
Fila Korea Ltd.	54,300	2,036,585
Foosung Co., Ltd. *	43,999	458,508
G-treeBNT Co., Ltd. *	19,005	565,976
Gamevil, Inc. *	4,692	232,672
GemVax & Kael Co., Ltd. *	41,376	548,260
Genexine Co., Ltd. *	14,988	1,345,103
GNCO Co., Ltd. *	151,581	315,241
Grand Korea Leisure Co., Ltd.	18,871	409,410
Green Cross Cell Corp.	9,797	473,502
Green Cross Corp.	6,617	1,165,101
Green Cross Holdings Corp.	33,873	932,675
GS Home Shopping, Inc.	5,057	942,665
Halla Holdings Corp.	10,194	384,170
Hana Tour Service, Inc.	8,883	560,998
Hanall Biopharma Co., Ltd. *	35,709	1,016,912
Hancom, Inc.	26,882	420,201
Handsome Co., Ltd.	16,525	577,481
Hanil Cement Co., Ltd. *	2,112	287,444
Hanil Holdings Co., Ltd.	4,001	285,747
Hanjin Kal Corp.	44,631	725,707
Hanjin Transportation Co., Ltd.	15,819	421,357
Hankook Shell Oil Co., Ltd.	1,050	319,768
Hankook Tire Worldwide Co., Ltd.	25,093	410,270
Hansae Co., Ltd.	26,676	446,937
Hansol Chemical Co., Ltd.	8,339	623,281
Hansol Holdings Co., Ltd.	54,990	254,906
Hansol Paper Co., Ltd.	21,601	401,690
Hansol Technics Co., Ltd. *	16,471	144,268
Hanwha General Insurance Co., Ltd.	119,147	746,040
Hanwha Investment & Securities Co., Ltd. *	37,604	87,325
HLB, Inc. *	35,360	3,303,634
Homecast Co., Ltd. *	32,089	253,391
HS Industries Co., Ltd.	54,220	435,942
Huchems Fine Chemical Corp.	26,167	595,907
Hugel, Inc. *	2,011	774,302
Humedix Co., Ltd.	3,668	111,706
Huons Co., Ltd.	4,525	404,065
Huons Global Co., Ltd.	6,127	324,748
Hyundai Corp.	6,665	171,842
Hyundai Elevator Co., Ltd.	11,310	927,640
Security	Number of Shares	Value ($)
Hyundai Greenfood Co., Ltd.	61,000	715,133
Hyundai Home Shopping Network Corp.	6,798	693,144
Hyundai Livart Furniture Co., Ltd.	6,289	131,639
Hyundai Merchant Marine Co., Ltd. *	336,958	1,377,316
Hyundai Rotem Co., Ltd. *	53,104	1,299,990
i-SENS, Inc.	8,000	159,547
Iljin Materials Co., Ltd.	15,149	753,946
Ilyang Pharmaceutical Co., Ltd. *	15,839	480,940
iMarketKorea, Inc.	70,754	444,934
InBody Co., Ltd.	11,059	291,588
ING Life Insurance Korea Ltd.	33,911	1,060,147
Innocean Worldwide, Inc.	16,908	887,057
Innox Advanced Materials Co., Ltd. *	5,482	281,204
Insun ENT Co., Ltd. *	14,391	97,091
Interflex Co., Ltd. *	10,624	154,137
iNtRON Biotechnology, Inc. *	17,947	644,909
IS Dongseo Co., Ltd.	18,104	592,001
It's Hanbul Co., Ltd.	8,245	328,126
JB Financial Group Co., Ltd.	131,294	732,458
Jeil Pharmaceutical Co., Ltd.	7,047	262,407
Jenax, Inc. *	29,567	409,048
Jusung Engineering Co., Ltd.	52,100	424,513
JW Holdings Corp.	55,828	412,761
JW Pharmaceutical Corp.	13,578	561,709
KC Co., Ltd.	6,636	129,960
KC Tech Co., Ltd.	10,124	156,432
KEPCO Engineering & Construction Co., Inc.	22,043	413,869
KH Vatec Co., Ltd. *	31,705	309,032
KISCO Corp.	44,794	259,955
KIWOOM Securities Co., Ltd.	13,978	1,157,770
Koh Young Technology, Inc.	13,276	1,267,789
Kolon Corp.	5,772	207,152
Kolon Industries, Inc.	20,388	1,241,797
Kolon Life Science, Inc. *	7,787	560,337
Komipharm International Co., Ltd. *	28,993	668,077
Korea Asset In Trust Co., Ltd.	61,458	298,691
Korea Electric Terminal Co., Ltd.	7,992	313,391
Korea Kolmar Co., Ltd.	12,997	867,517
Korea Kolmar Holdings Co., Ltd.	7,400	265,247
Korea Line Corp. *	9,681	204,813
Korea PetroChemical Ind Co., Ltd.	2,739	530,256
Korea Real Estate Investment & Trust Co., Ltd.	225,926	584,528
Korean Reinsurance Co.	101,000	943,628
KT Skylife Co., Ltd.	25,990	310,530
KTB Investment & Securities Co., Ltd. *	33,168	116,802
Kumho Industrial Co., Ltd.	22,615	217,384
Kumho Tire Co., Inc. *	149,732	733,090
Kwang Dong Pharmaceutical Co., Ltd.	18,271	123,432
Kwangju Bank Co., Ltd.	9,761	99,088
Kyobo Securities Co., Ltd.	36,889	324,765
L&F Co., Ltd.	13,576	589,678
Leader Cosmetics Co., Ltd. *	15,985	234,070
LEENO Industrial, Inc.	9,539	526,160
LF Corp.	17,858	425,935
LG Innotek Co., Ltd.	15,182	1,957,164
LG International Corp.	26,003	497,564
LIG Nex1 Co., Ltd.	12,817	383,422
Lock&Lock Co., Ltd.	26,884	423,855
Lotte Confectionery Co., Ltd.	586	87,388
Lotte Food Co., Ltd.	661	486,924
LOTTE Himart Co., Ltd.	14,587	938,265
LS Industrial Systems Co., Ltd.	18,555	1,193,494
Lutronic Corp.	19,436	215,635
Maeil Dairies Co., Ltd.	5,107	392,264
Medipost Co., Ltd. *	6,594	607,182
Medy-Tox, Inc.	3,938	2,369,557

25
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Meritz Financial Group, Inc.	33,370	368,729
Meritz Fire & Marine Insurance Co., Ltd.	60,975	999,680
Meritz Securities Co., Ltd.	329,282	1,171,411
Mirae Asset Life Insurance Co., Ltd.	86,447	403,054
Modetour Network, Inc.	15,235	308,628
Muhak Co., Ltd.	15,714	204,692
Namhae Chemical Corp.	22,589	275,983
Namyang Dairy Products Co., Ltd.	167	94,816
Naturecell Co., Ltd. *	34,820	181,427
Neowiz *	22,327	319,917
Nexen Tire Corp.	32,444	288,255
NICE Holdings Co., Ltd.	23,278	414,054
NICE Information Service Co., Ltd.	69,333	638,425
NS Shopping Co., Ltd.	18,871	210,215
NUTRIBIOTECH Co., Ltd. *	20,044	348,427
Orion Holdings Corp.	29,269	523,248
Osstem Implant Co., Ltd. *	10,291	460,398
Pan Ocean Co., Ltd. *	223,322	1,035,208
Partron Co., Ltd.	35,200	253,292
Pearl Abyss Corp. *	7,312	1,675,030
Peptron, Inc. *	21,967	547,621
Pharmicell Co., Ltd. *	67,829	1,102,911
Poongsan Corp.	17,980	543,527
POSCO Chemtech Co., Ltd.	23,218	1,261,904
Posco ICT Co., Ltd.	40,000	239,680
S&T Motiv Co., Ltd.	7,906	228,696
Samchully Co., Ltd.	4,429	419,763
Samyang Corp.	3,391	222,685
Samyang Holdings Corp.	6,210	569,034
Seah Besteel Corp.	12,000	223,690
SeAH Steel Corp. (b)	2,487	153,043
Sebang Global Battery Co., Ltd.	9,699	306,266
Seegene, Inc. *	15,877	365,849
Seobu T&D *	28,769	263,616
Seoul Semiconductor Co., Ltd.	39,172	621,107
SFA Engineering Corp.	19,662	674,741
SFA Semicon Co., Ltd. *	85,298	154,788
Shinyoung Securities Co., Ltd.	1,925	102,203
Silicon Works Co., Ltd.	13,233	550,409
SK Chemicals Co., Ltd. *	12,151	945,314
SK Discovery Co., Ltd.	7,908	228,754
SK Gas Ltd.	4,622	353,766
SK Materials Co., Ltd.	5,051	819,032
SK Securities Co., Ltd. *	300,000	277,591
SKCKOLONPI, Inc.	15,970	760,374
SL Corp.	8,625	155,740
SM Entertainment Co., Ltd. *	17,084	745,118
Songwon Industrial Co., Ltd.	25,988	642,025
Soulbrain Co., Ltd.	13,687	812,748
SPC SAMLIP Co., Ltd.	2,628	295,108
Ssangyong Cement Industrial Co., Ltd.	101,260	554,899
Ssangyong Motor Co. *	41,209	167,331
ST Pharm Co., Ltd.	7,409	231,625
Studio Dragon Corp. *	6,938	688,720
Sung Kwang Bend Co., Ltd.	30,822	322,577
Sungwoo Hitech Co., Ltd.	97,983	395,224
Taekwang Industrial Co., Ltd.	591	854,790
Taeyoung Engineering & Construction Co., Ltd.	44,604	540,946
Taihan Electric Wire Co., Ltd. *	212,808	227,500
Telcon RF Pharmaceutical, Inc. *	70,108	550,459
TES Co., Ltd.	23,392	436,045
TK Corp.	24,764	285,871
Tongyang Life Insurance Co., Ltd.	15,655	92,398
Tongyang, Inc.	227,188	381,657
Toptec Co., Ltd. *	18,969	320,368
Vidente Co., Ltd. *	36,699	403,865
Vieworks Co., Ltd.	6,757	234,005
Security	Number of Shares	Value ($)
ViroMed Co., Ltd. *	14,588	3,107,232
Webzen, Inc. *	16,000	285,316
WeMade Entertainment Co., Ltd.	11,006	312,932
WONIK IPS Co., Ltd.	25,623	614,593
YG Entertainment, Inc.	13,064	503,477
Youlchon Chemical Co., Ltd.	9,330	110,218
Young Poong Corp.	466	303,927
Youngone Corp.	27,504	856,141
Youngone Holdings Co., Ltd.	2,048	96,591
Yuanta Securities Korea Co., Ltd. *	91,845	290,845
Yungjin Pharmaceutical Co., Ltd. *	112,870	812,189
		129,910,636

Singapore 1.5%
Accordia Golf Trust	961,327	396,445
Ascendas Hospitality Trust	932,724	544,636
Ascott Residence Trust	1,267,381	1,008,317
Asian Pay Television Trust	1,795,939	478,463
Cache Logistics Trust	1,282,330	692,620
CapitaLand Retail China Trust	620,369	652,043
CDL Hospitality Trusts	882,466	1,004,815
China Hongxing Sports Ltd. *(b)	884,000	—
ESR-REIT (b)	1,905,506	730,186
Far East Hospitality Trust	1,099,228	517,501
First Real Estate Investment Trust	620,369	584,122
First Resources Ltd.	598,584	694,682
Frasers Centrepoint Trust	632,313	1,061,509
Frasers Commercial Trust	748,067	775,340
Frasers Hospitality Trust	785,859	404,387
Frasers Logistics & Industrial Trust	1,317,255	1,057,611
GuocoLand Ltd.	212,115	298,808
Keppel DC REIT	838,026	825,762
Keppel Infrastructure Trust	2,174,214	825,219
Keppel REIT	2,222,552	1,930,467
Lippo Malls Indonesia Retail Trust	2,477,404	497,271
Manulife US Real Estate Investment Trust	1,155,141	958,767
Mapletree Commercial Trust	2,153,206	2,561,750
Mapletree Industrial Trust	1,478,581	2,147,641
Mapletree Logistics Trust	2,175,833	2,032,821
Mapletree North Asia Commercial Trust	2,091,968	1,771,237
NetLink NBN Trust	2,913,639	1,680,066
OUE Hospitality Trust	1,167,244	647,499
OUE Ltd.	332,929	381,518
Parkway Life Real Estate Investment Trust	446,173	872,774
Raffles Medical Group Ltd.	1,116,457	871,946
RHT Health Trust	825,644	461,018
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,172,325	363,664
Sheng Siong Group Ltd.	382,908	326,997
Silverlake Axis Ltd.	959,978	308,303
Soilbuild Business Space REIT	1,170,758	538,358
SPH REIT	757,762	553,091
Starhill Global REIT	1,754,243	889,894
United Engineers Ltd.	557,155	1,037,002
Yoma Strategic Holdings Ltd.	1,506,460	329,870
		33,714,420

Spain 2.0%
Aedas Homes SAU *	17,238	569,602
Almirall S.A.	72,819	1,347,125
Applus Services S.A.	162,413	2,224,147
Atresmedia Corp de Medios de Comunicaion S.A.	89,216	638,387
Bolsas y Mercados Espanoles SHMSF S.A.	87,942	2,887,484
Cia de Distribucion Integral Logista Holdings S.A.	69,752	1,842,251

26
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Cie Automotive S.A.	57,714	1,775,452
Codere S.A. *	55,482	488,023
Construcciones y Auxiliar de Ferrocarriles S.A.	22,301	993,778
Ebro Foods S.A.	81,146	1,749,479
Ence Energia y Celulosa S.A.	151,722	1,427,233
Euskaltel S.A.	112,197	957,519
Faes Farma S.A.	327,122	1,431,080
Fluidra S.A.	54,905	839,409
Fomento de Construcciones y Contratas S.A. *	83,041	1,163,283
Gestamp Automocion S.A.	151,107	1,164,761
Indra Sistemas S.A. *	149,039	1,838,112
Inmobiliaria Colonial Socimi S.A.	336,308	3,648,819
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A. *	1,228,997	660,917
Masmovil Ibercom S.A. *	13,890	1,572,466
Melia Hotels International S.A.	104,686	1,315,463
Metrovacesa S.A. *	36,962	548,747
Neinor Homes S.A. *	72,358	1,333,546
NH Hotel Group S.A.	231,586	1,696,189
Obrascon Huarte Lain S.A. (a)	171,332	564,744
Papeles y Cartones de Europa S.A.	67,613	1,313,750
Pharma Mar S.A. *	182,834	353,340
Prosegur Cash S.A.	426,390	986,256
Prosegur Cia de Seguridad S.A.	305,608	1,847,211
Sacyr S.A.	335,073	985,169
Tecnicas Reunidas S.A. (a)	32,731	1,110,105
Unicaja Banco S.A.	1,018,519	1,599,813
Viscofan S.A.	46,522	3,396,553
		46,270,213

Sweden 5.0%
AAK AB	188,095	3,088,509
AF AB, B Shares	79,296	1,787,891
Ahlsell AB	373,505	2,148,284
Arjo AB, B Shares	194,682	647,772
Atrium Ljungberg AB, B Shares	46,132	810,906
Attendo AB	113,672	1,053,803
Avanza Bank Holding AB (a)	25,912	1,176,987
Axfood AB	122,819	2,348,448
Betsson AB *	135,966	1,046,631
Bilia AB, A Shares	94,575	742,713
BillerudKorsnas AB	190,376	2,250,394
Bonava AB, B Shares	92,542	1,231,672
Bravida Holding AB	228,344	1,749,485
Bure Equity AB	52,440	640,545
Castellum AB	285,947	5,176,588
Clas Ohlson AB, B Shares (a)	40,397	361,017
Cloetta AB, B Shares	247,125	742,204
Collector AB *	46,258	345,298
Com Hem Holding AB	194,262	3,280,774
Concentric AB	47,706	753,985
Dometic Group AB	324,441	3,082,322
Elekta AB, B Shares	389,569	5,097,491
Evolution Gaming Group AB	25,040	1,919,840
Fabege AB	285,364	3,816,118
Getinge AB, B Shares	225,599	2,691,449
Haldex AB	43,507	417,620
Hemfosa Fastigheter AB	177,731	2,419,948
Hexpol AB	274,584	2,934,742
Holmen AB, B Shares	110,728	2,852,293
Hufvudstaden AB, A Shares	126,838	1,979,664
Indutrade AB	113,665	2,871,343
Intrum AB (a)	79,649	2,028,613
Investment AB Oresund *	49,243	791,212
JM AB	80,564	1,659,082
Security	Number of Shares	Value ($)
Klovern AB, B Shares	529,374	725,999
Kungsleden AB	232,258	1,817,604
Lifco AB, B Shares	50,891	2,133,351
Lindab International AB	85,610	644,667
Loomis AB, B Shares	88,116	2,837,396
Mekonomen AB (a)	27,781	464,007
Modern Times Group MTG AB, B Shares	71,316	2,557,133
Munters Group AB	39,088	173,269
Mycronic AB (a)	82,230	856,820
NCC AB, B Shares (a)	103,434	1,769,477
NetEnt AB *	226,290	901,301
Nibe Industrier AB, B Shares	342,031	3,940,126
Nobia AB	136,562	1,016,392
Nolato AB, B Shares	17,423	1,231,907
Oriflame Holding AG	25,321	737,199
Pandox AB	76,017	1,351,199
Peab AB	218,223	1,968,114
Radisson Hospitality AB *	67,227	268,571
Ratos AB, B Shares	228,392	795,433
Resurs Holding AB	117,275	857,441
Sagax AB, Class D	30,182	112,648
SAS AB *	217,019	480,763
Scandic Hotels Group AB	83,220	893,551
SkiStar AB	24,007	530,777
SSAB AB, A Shares	277,717	1,211,608
SSAB AB, B Shares	648,287	2,267,048
Sweco AB, B Shares	78,901	2,012,153
Swedish Orphan Biovitrum AB *	177,251	5,653,283
Thule Group AB	117,080	2,775,644
Vitrolife AB	80,025	1,134,624
Wallenstam AB, B Shares	197,883	1,970,935
Wihlborgs Fastigheter AB	159,032	1,919,221
		113,955,304

Switzerland 3.8%
Allreal Holding AG *	16,540	2,741,559
Alpiq Holding AG *	3,527	299,053
ALSO Holding AG *	1,288	153,692
APG SGA S.A.	1,429	526,769
Arbonia AG *	52,196	806,337
Ascom Holding AG	47,758	943,209
Autoneum Holding AG	3,867	921,266
Bachem Holding AG, Class B	4,915	652,555
Basilea Pharmaceutica AG *	12,926	809,963
BB Biotech AG (a)	54,837	3,818,914
Belimo Holding AG	488	2,490,208
Bell Food Group AG	2,174	676,635
BKW AG	16,320	1,161,013
Bobst Group AG	6,570	563,521
Bossard Holding AG, Class A	2,622	541,426
Bucher Industries AG	7,167	2,518,195
Burckhardt Compression Holding AG	3,523	1,271,355
Cembra Money Bank AG	33,445	3,136,658
Comet Holding AG *	6,706	666,717
Conzzeta AG	1,291	1,615,252
COSMO Pharmaceuticals N.V. *(a)	7,920	1,138,331
Daetwyler Holding AG	7,663	1,437,357
dormakaba Holding AG *	3,326	2,340,340
EFG International AG *	87,652	664,346
Emmi AG	2,140	1,637,473
Forbo Holding AG	1,277	2,112,708
Galenica AG *	53,822	3,200,047
GAM Holding AG *	174,751	1,352,509
Huber & Suhner AG	17,833	1,371,911
Idorsia Ltd. *	86,872	2,200,769
Implenia AG	17,845	1,139,416
Inficon Holding AG *	2,164	1,104,936

27
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Interroll Holding AG	483	1,001,360
Intershop Holding AG	1,613	840,608
Komax Holding AG	3,659	1,231,143
Kudelski S.A. *(a)	44,836	414,006
Landis & Gyr Group AG *(a)	28,472	2,016,681
LEM Holding S.A.	482	614,025
Leonteq AG *(a)	11,040	603,884
Meyer Burger Technology AG *(a)	663,154	423,086
Mobimo Holding AG	7,266	1,814,434
Panalpina Welttransport Holding AG	14,498	2,176,724
Rieter Holding AG *(a)	4,339	695,424
Schmolz & Bickenbach AG *	632,274	507,336
Schweiter Technologies AG	906	1,107,323
SFS Group AG *	19,355	2,363,588
Siegfried Holding AG *	4,676	2,221,716
St. Galler Kantonalbank AG	2,685	1,393,724
Sunrise Communications Group AG *	37,629	3,439,565
Swissquote Group Holding S.A.	10,286	762,596
Tecan Group AG	12,847	3,076,585
u-blox Holding AG *	7,518	1,134,968
Valiant Holding AG	18,740	2,154,780
Valora Holding AG *	3,514	1,021,026
VAT Group AG *	28,714	3,720,261
Vetropack Holding AG	174	381,429
Vontobel Holding AG	32,982	2,361,704
VZ Holding AG	3,369	1,045,083
Ypsomed Holding AG *(a)	5,168	790,884
Zehnder Group AG	12,832	609,689
		85,938,072

United Kingdom 14.8%
888 Holdings plc	352,217	1,066,660
AA plc	727,064	1,053,676
Acacia Mining plc *	180,048	257,419
Aggreko plc	242,487	2,643,035
Alfa Financial Software Holdings plc *	98,353	213,483
Allied Minds plc *	176,559	176,702
AO World plc *	264,402	492,116
Ascential plc	433,592	2,427,821
Assura plc	2,563,828	1,826,119
AVEVA Group plc	73,308	2,706,010
Bakkavor Group plc *(a)	70,935	173,332
Balfour Beatty plc	760,957	2,865,288
Bank of Georgia Group plc	40,944	879,676
BBA Aviation plc	1,126,737	4,528,159
BCA Marketplace plc	950,289	2,914,925
Beazley plc	578,299	4,468,523
Big Yellow Group plc	167,449	2,050,185
Bodycote plc	207,559	2,560,162
Bovis Homes Group plc	156,528	2,288,781
Brewin Dolphin Holdings plc	316,762	1,492,865
Britvic plc	299,850	3,176,299
BTG plc *	426,877	3,018,293
Cairn Energy plc *	652,889	2,028,135
Cairn Homes plc *	955,200	1,744,859
Card Factory plc	335,545	829,945
Centamin plc	1,273,700	1,690,256
Chemring Group plc	333,525	848,791
Chesnara plc	171,129	840,766
Cineworld Group plc	1,087,738	4,385,567
Close Brothers Group plc	163,690	3,395,586
CMC Markets plc	49,674	110,275
Coats Group plc	1,562,784	1,694,044
Computacenter plc	84,597	1,490,989
Countryside Properties plc	455,442	1,991,355
Countrywide plc *(a)	431,133	65,226
Cranswick plc	57,053	2,395,194
Security	Number of Shares	Value ($)
Crest Nicholson Holdings plc	263,130	1,308,504
Daejan Holdings plc	3,563	269,525
Daily Mail & General Trust plc, A Shares	278,263	2,727,008
Dairy Crest Group plc	161,729	998,905
De La Rue plc	133,389	819,184
Debenhams plc (a)	1,328,192	226,320
Dechra Pharmaceuticals plc	112,285	4,553,402
Devro plc	151,643	380,399
Dignity plc	54,233	717,581
Diploma plc	126,288	2,389,919
Domino's Pizza Group plc	527,663	1,995,765
Drax Group plc	513,736	2,552,057
Dunelm Group plc	115,784	782,549
EI Group plc *	593,267	1,202,914
Electrocomponents plc	498,169	4,803,117
Elementis plc	538,556	1,786,369
Entertainment One Ltd.	409,878	1,948,758
Equiniti Group plc	342,611	986,358
Essentra plc	288,000	1,665,759
esure Group plc	322,610	1,172,397
F&C Commercial Property Trust Ltd.	426,400	822,452
Ferrexpo plc	326,286	657,552
Firstgroup plc *	1,402,088	1,615,525
Galliford Try plc	112,669	1,420,482
Genus plc	68,716	2,545,437
Georgia Capital plc *	40,944	546,432
Gocompare.Com Group plc	322,610	429,376
Grafton Group plc	249,991	2,495,429
Grainger plc	496,794	1,982,323
Great Portland Estates plc	301,876	2,830,900
Greencore Group plc	745,891	1,686,880
Greene King plc	345,209	2,183,751
Greggs plc	115,523	1,596,105
GVC Holdings plc	601,183	8,610,888
Halfords Group plc	248,854	1,064,790
Hansteen Holdings plc	504,741	655,381
Hastings Group Holdings plc	380,501	1,335,301
Hays plc	1,488,488	3,935,102
Helical plc	103,878	459,052
Hill & Smith Holdings plc	93,069	1,283,453
Hochschild Mining plc	257,921	578,276
HomeServe plc	309,882	4,184,770
Hunting plc *	153,058	1,659,135
Ibstock plc	451,569	1,441,492
IG Group Holdings plc	393,936	4,628,644
Indivior plc *	790,649	2,779,782
Intermediate Capital Group plc	303,773	4,141,754
International Personal Finance plc	276,242	789,182
ITE Group plc	898,805	977,801
IWG plc	748,213	2,333,975
J.D. Wetherspoon plc	81,029	1,311,202
Jardine Lloyd Thompson Group plc	127,330	2,389,778
JD Sports Fashion plc	403,241	2,662,490
John Laing Group plc	575,653	2,358,341
JRP Group plc	1,033,801	1,221,407
Jupiter Fund Management plc	441,663	2,406,423
KCOM Group plc	564,593	717,685
Keller Group plc	86,890	1,174,526
Kier Group plc	98,868	1,219,500
Lamprell plc *	251,338	218,873
Lancashire Holdings Ltd.	217,381	1,716,436
LondonMetric Property plc	673,106	1,614,134
Lookers plc	352,580	483,929
Man Group plc	1,722,801	3,846,962
Marshalls plc	219,021	1,284,442
Marston's plc	779,333	938,487
McCarthy & Stone plc	567,423	821,584
Metro Bank plc *	100,162	3,624,365

28
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Mitchells & Butlers plc	242,816	804,780
Mitie Group plc	464,123	895,214
Moneysupermarket.com Group plc	567,023	2,093,046
Morgan Advanced Materials plc	326,511	1,442,901
N Brown Group plc	159,864	314,376
National Express Group plc	455,189	2,340,495
NCC Group plc	289,044	826,507
NewRiver REIT plc (a)	317,566	1,095,868
NEX Group plc	347,593	4,752,766
Northgate plc	152,142	809,574
Nostrum Oil & Gas plc *	90,344	298,846
Ocado Group plc *	622,910	8,683,249
OneSavings Bank plc	234,876	1,268,133
Ophir Energy plc *	855,532	455,911
Pagegroup plc	349,493	2,768,674
Paragon Banking Group plc	299,873	1,813,942
Petra Diamonds Ltd. *	1,031,680	461,010
Petrofac Ltd.	294,033	2,507,030
Pets at Home Group plc	512,700	775,668
Phoenix Group Holdings	648,817	5,987,427
Picton Property Income Ltd.	364,361	436,639
Playtech plc	325,072	2,247,765
Polypipe Group plc	219,026	1,053,312
Premier Foods plc *	784,044	430,044
Premier Oil plc *	783,642	1,262,988
Provident Financial plc *	262,820	2,333,129
PZ Cussons plc	218,358	681,146
QinetiQ Group plc	654,198	2,304,296
Rank Group plc	248,892	559,003
Rathbone Brothers plc	58,958	2,018,451
RDI REIT plc	1,309,621	575,337
Redrow plc	248,841	1,770,785
Renewi plc	806,072	660,046
Renishaw plc	38,868	2,758,319
Rhi Magnesita N.V.	28,488	1,825,444
Rotork plc	951,628	4,180,648
RPS Group plc	265,312	810,372
Safestore Holdings plc	240,009	1,659,582
Saga plc	1,276,951	2,102,861
Sanne Group plc	123,075	983,795
Savills plc	173,930	1,808,523
Schroder Real Estate Investment Trust Ltd.	589,196	503,901
Senior plc	485,041	2,006,034
Serco Group plc *	1,257,519	1,596,050
Shaftesbury plc	259,238	3,111,682
SIG plc	700,593	1,183,774
Sirius Minerals plc *(a)	5,007,489	2,343,053
Soco International plc	279,991	324,251
Softcat plc	100,734	1,112,896
Sophos Group plc	354,673	2,417,872
Spectris plc	131,042	4,009,375
Spire Healthcare Group plc	308,053	689,875
Sports Direct International plc *	245,548	1,218,199
SSP Group plc	495,157	4,468,377
ST Modwen Properties plc	172,737	884,139
Stagecoach Group plc	481,546	1,017,696
Stobart Group Ltd.	348,921	1,079,354
Superdry plc	54,741	848,103
Synthomer plc	317,732	2,341,551
TalkTalk Telecom Group plc (a)	622,909	1,037,131
TBC Bank Group plc	29,655	616,705
Ted Baker plc	29,926	858,830
Telecom Plus plc	67,883	905,249
The Go-Ahead Group plc	51,790	1,130,203
The Restaurant Group plc	244,657	930,447
The Unite Group plc	289,913	3,340,459
Thomas Cook Group plc	1,567,352	1,702,051
Security	Number of Shares	Value ($)
TP ICAP plc	600,578	2,224,713
Tritax Big Box REIT plc	1,643,222	3,222,888
Tullow Oil plc *	1,501,729	4,545,909
UDG Healthcare plc	269,516	2,578,232
UK Commercial Property REIT Ltd.	476,715	555,790
Ultra Electronics Holdings plc	82,299	1,716,838
Vectura Group plc *	784,204	814,905
Vedanta Resources plc	90,189	978,813
Vesuvius plc	242,766	1,956,317
Victrex plc	93,898	3,866,350
Virgin Money Holdings UK plc	314,644	1,560,994
WH Smith plc	124,240	3,332,965
Wizz Air Holdings plc *	39,929	1,645,676
Workspace Group plc	138,135	1,910,315
		337,205,157
Total Common Stock
(Cost $2,050,705,142)		2,267,216,062

Preferred Stock 0.3% of net assets

Germany 0.3%
Biotest AG	22,683	641,317
Draegerwerk AG & Co. KGaA	10,829	875,668
Jungheinrich AG	53,651	1,938,856
Schaeffler AG	80,912	1,101,451
Sixt SE	19,294	1,616,296
		6,173,588

Sweden 0.0%
Hemfosa Fastigheter AB (a)	5,469	113,733
Klovern AB	22,123	809,958
		923,691
Total Preferred Stock
(Cost $6,287,841)		7,097,279

Rights 0.0% of net assets

Australia 0.0%
Ausdrill Ltd. expires 09/05/18 *(b)	156,818	—
Bingo Industries Ltd. expires 09/07/18 *(b)	101,406	—
RCR Tomlinson Ltd. expires 09/19/18 *(b)	77,452	—
		—

Hong Kong 0.0%
Chong Hing Bank Ltd. expires 09/14/18 *(b)	121,102	—
Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	—
Total Warrants
(Cost $—)		—

29
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 3.1% of net assets

United States 3.1%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (c)	1,044,202	1,044,202
Securities Lending Collateral 3.1%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)	69,904,106	69,904,106
Total Other Investment Companies
(Cost $70,948,308)		70,948,308

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	52	5,092,880	(41,389)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $65,233,838.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
30
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 97.9% of net assets

Brazil 5.4%
Ambev S.A. ADR	4,736,995	22,027,027
Atacadao Distribuicao Comercio e Industria Ltda	371,955	1,312,644
B2W Cia Digital *	181,096	1,161,272
B3 S.A. - Brasil Bolsa Balcao	2,153,919	11,375,762
Banco Bradesco S.A.	964,305	5,876,969
Banco BTG Pactual S.A.	250,855	1,248,156
Banco do Brasil S.A.	1,136,127	8,300,144
Banco Santander Brasil S.A.	438,433	3,681,896
BB Seguridade Participacoes S.A.	696,362	4,137,507
BR Malls Participacoes S.A. *	856,878	1,902,972
BRF S.A. ADR *(a)	611,201	3,049,893
CCR S.A.	1,207,280	2,742,686
Centrais Eletricas Brasileiras S.A. *	382,040	1,466,924
Cielo S.A.	1,272,923	4,665,211
Companhia de Saneamento Basico do Estado de Sao Paulo	390,730	2,313,976
Companhia Siderurgica Nacional S.A. *	663,705	1,414,366
Cosan S.A.	198,093	1,673,172
EDP - Energias do Brasil S.A.	392,317	1,276,904
Embraer S.A.	853,974	4,062,496
Energisa S.A.	141,994	1,040,805
Engie Brasil Energia S.A.	176,244	1,578,458
Equatorial Energia S.A.	170,661	2,361,029
Estacio Participacoes S.A.	282,243	1,544,078
Fibria Celulose S.A.	249,228	4,789,659
Fleury S.A.	229,250	1,429,996
Grendene S.A.	400,000	695,129
Hypera S.A.	435,637	2,897,127
IRB Brasil Resseguros S/A	123,179	1,777,083
Itau Unibanco Holding S.A. ADR	3,372,510	35,141,554
JBS S.A.	1,074,373	2,451,180
Klabin S.A.	805,553	4,174,306
Kroton Educacional S.A.	1,620,959	4,020,825
Localiza Rent a Car S.A.	551,082	2,879,735
Lojas Americanas S.A.	253,543	697,842
Lojas Renner S.A.	822,929	5,648,511
M Dias Branco S.A.	95,543	981,147
Magazine Luiza S.A.	71,884	2,272,491
Multiplan Empreendimentos Imobiliarios S.A.	294,315	1,330,814
Natura Cosmeticos S.A.	205,693	1,447,804
Odontoprev S.A.	261,574	831,684
Petrobras Distribuidora S.A.	342,065	1,642,204
Petroleo Brasileiro S.A.	3,195,346	17,124,157
Porto Seguro S.A.	117,023	1,558,754
Qualicorp Consultoria e Corretora de Seguros S.A.	242,193	926,425
Raia Drogasil S.A.	250,957	4,690,102
Rumo S.A. *	1,236,363	4,270,150
Sao Martinho S.A.	139,393	641,125
Smiles Fidelidade S.A.	73,000	919,742
Sul America S.A.	286,187	1,595,523
Suzano Papel e Celulose S.A.	507,802	5,830,954
Tim Participacoes S.A.	890,527	2,656,386
Security	Number of Shares	Value ($)
Transmissora Alianca de Energia Eletrica S.A.	286,980	1,400,038
Ultrapar Participacoes S.A. ADR (a)	475,945	4,864,158
Vale S.A.	3,739,922	48,672,269
Via Varejo S.A.	152,384	625,055
WEG S.A.	722,639	3,357,033
		264,455,309

Chile 1.3%
AES Gener S.A.	2,596,478	657,097
Aguas Andinas S.A., A Shares	3,309,403	1,781,605
Banco de Chile ADR (a)	49,944	4,363,108
Banco de Credito e Inversiones S.A.	46,756	2,993,528
Banco Santander Chile ADR	167,930	5,138,658
Cencosud S.A.	1,496,651	3,560,980
Cia Cervecerias Unidas S.A.	149,775	1,980,791
Colbun S.A.	8,192,475	1,732,532
Empresa Nacional de Telecomunicaciones S.A.	156,516	1,287,136
Empresas CMPC S.A.	1,137,523	4,499,608
Empresas COPEC S.A.	543,681	8,331,272
Enel Americas S.A. ADR	608,417	4,514,454
Enel Chile S.A.	10,709,170	1,050,666
Enel Chile S.A. ADR	238,461	1,161,305
Engie Energia Chile S.A.	486,622	893,997
Itau CorpBanca	181,164,400	1,718,087
Latam Airlines Group S.A. ADR (a)	334,488	3,104,049
Parque Arauco S.A.	670,356	1,682,747
S.A.C.I. Falabella	679,433	5,422,441
Sociedad Quimica y Minera de Chile S.A. ADR (a)	109,566	4,668,607
SONDA S.A.	538,642	710,224
		61,252,892

China 33.7%
3SBio, Inc.	1,075,670	2,052,967
58.com, Inc. ADR *	103,855	7,901,288
Agile Property Holdings Ltd.	1,575,741	2,573,736
Agricultural Bank of China Ltd., H Shares	33,333,434	16,138,191
Air China Ltd., H Shares	1,969,835	1,847,136
Alibaba Group Holding Ltd. ADR *	1,172,026	205,116,270
Alibaba Health Information Technology Ltd. *	3,453,562	3,493,647
Alibaba Pictures Group Ltd. *	14,339,128	1,735,552
Aluminum Corp. of China Ltd., H Shares *	4,142,575	1,752,265
Angang Steel Co., Ltd., H Shares	1,501,735	1,477,072
Anhui Conch Cement Co., Ltd., H Shares	1,284,219	7,820,926
ANTA Sports Products Ltd.	1,328,235	7,234,395
Autohome, Inc. ADR	60,210	4,973,948
AviChina Industry & Technology Co., Ltd., H Shares	2,657,317	1,540,444
BAIC Motor Corp., Ltd., H Shares	1,699,611	1,429,173
Baidu, Inc. ADR *	301,748	68,339,887
Bank of China Ltd., H Shares	82,507,829	37,107,446
Bank of Communications Co., Ltd., H Shares	8,399,328	6,067,626

31
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
BBMG Corp., H Shares	2,635,236	980,378
Beijing Capital International Airport Co., Ltd., H Shares	1,905,115	2,029,171
Beijing Enterprises Holdings Ltd.	570,641	2,737,280
Beijing Enterprises Water Group Ltd. *	5,088,754	2,774,894
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,769,052	589,168
Bosideng International Holdings Ltd.	3,067,356	386,893
Brilliance China Automotive Holdings Ltd.	3,117,924	4,941,708
Byd Co., Ltd., H Shares (a)	751,397	4,465,934
BYD Electronic International Co., Ltd.	876,340	921,123
CAR, Inc. *	734,675	589,694
CGN Power Co., Ltd., H Shares	12,299,770	2,914,749
China Agri-Industries Holdings Ltd.	2,932,736	1,165,786
China BlueChemical Ltd., H Shares	1,843,250	643,467
China Cinda Asset Management Co., Ltd., H Shares	11,304,543	2,923,750
China CITIC Bank Corp., Ltd., H Shares	8,973,045	5,601,794
China Coal Energy Co., Ltd., H Shares	2,628,977	1,118,728
China Communications Construction Co., Ltd., H Shares	4,748,151	4,712,520
China Communications Services Corp., Ltd., H Shares	2,739,937	2,269,056
China Conch Venture Holdings Ltd.	1,728,578	5,946,261
China Construction Bank Corp., H Shares	96,898,112	85,800,797
China Dongxiang Group Co., Ltd.	3,621,845	599,880
China Eastern Airlines Corp., Ltd., H Shares	1,727,928	1,105,148
China Everbright Bank Co., Ltd., H Shares	3,360,786	1,404,449
China Everbright International Ltd.	3,019,366	2,542,778
China Everbright Ltd.	1,041,463	1,823,147
China Evergrande Group *	3,214,440	11,528,556
China Foods Ltd.	800,000	397,508
China Galaxy Securities Co., Ltd., H Shares	4,301,396	2,104,417
China Gas Holdings Ltd.	1,679,525	5,338,856
China Huarong Asset Management Co., Ltd., H Shares	10,653,232	2,212,382
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	—
China International Capital Corp., Ltd., H Shares	940,926	1,721,477
China International Marine Containers Group Co., Ltd., H Shares	568,387	604,675
China Jinmao Holdings Group Ltd.	5,939,152	2,799,738
China Life Insurance Co., Ltd., H Shares	8,067,082	18,233,133
China Literature Ltd. *	203,458	1,430,886
China Longyuan Power Group Corp., Ltd., H Shares	3,625,095	3,052,896
China Machinery Engineering Corp.	1,030,000	501,293
China Medical System Holdings Ltd.	1,356,452	2,246,668
China Merchants Bank Co., Ltd., H Shares	4,067,926	15,600,221
China Merchants Port Holdings Co., Ltd.	1,609,762	3,285,605
China Merchants Securities Co., Ltd., H Shares	969,289	1,122,557
China Minsheng Banking Corp., Ltd., H Shares	6,924,246	4,957,926
China Mobile Ltd.	5,776,754	54,316,458
China Molybdenum Co., Ltd., H Shares	4,621,920	1,896,136
China National Building Material Co., Ltd., H Shares	4,529,571	4,235,887
China Oilfield Services Ltd., H Shares	2,249,772	1,994,982
China Overseas Land & Investment Ltd.	4,195,972	13,284,652
Security	Number of Shares	Value ($)
China Pacific Insurance (Group) Co., Ltd., H Shares	2,795,073	10,416,222
China Petroleum & Chemical Corp., H Shares	27,584,152	27,728,594
China Power International Development Ltd. (a)	5,019,454	1,093,563
China Railway Construction Corp., Ltd., H Shares	2,285,658	2,763,559
China Railway Group Ltd., H Shares	5,123,142	4,425,448
China Railway Signal & Communication Corp., Ltd., H shares	1,689,417	1,194,596
China Reinsurance Group Corp., H shares	7,848,664	1,549,953
China Resources Beer Holdings Co., Ltd.	1,793,262	7,630,999
China Resources Cement Holdings Ltd.	2,444,797	2,853,182
China Resources Gas Group Ltd.	855,089	3,894,741
China Resources Land Ltd.	2,923,857	10,188,369
China Resources Pharmaceutical Group Ltd.	1,947,051	3,115,718
China Resources Power Holdings Co., Ltd.	2,091,829	3,768,485
China Shenhua Energy Co., Ltd., H Shares	3,675,342	8,194,586
China South City Holdings Ltd.	3,410,906	599,708
China Southern Airlines Co., Ltd., H Shares	2,640,814	1,746,210
China State Construction International Holdings Ltd.	1,939,672	2,019,024
China Taiping Insurance Holdings Co., Ltd.	1,571,935	4,986,837
China Telecom Corp., Ltd., H Shares	15,054,456	7,077,545
China Tower Corp., Ltd. *	37,304,000	5,703,321
China Traditional Chinese Medicine Holdings Co., Ltd.	2,632,243	1,918,285
China Unicom (Hong Kong) Ltd.	6,530,520	7,596,434
China Vanke Co., Ltd., H Shares	1,408,317	4,880,457
China Zhongwang Holdings Ltd.	1,551,826	727,582
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,492,143	1,882,017
CIFI Holdings Group Co., Ltd.	3,692,600	2,140,597
CIMC Enric Holdings Ltd.	1,008,000	934,939
CITIC Ltd.	5,312,045	7,552,959
CITIC Securities Co., Ltd., H Shares	2,454,626	4,397,055
CNOOC Ltd.	17,386,955	30,747,103
COSCO Shipping Development Co., Ltd., H Shares *	4,525,420	657,287
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,665,882	727,997
COSCO SHIPPING Holdings Co., Ltd., H Shares *(a)	2,543,509	1,059,674
COSCO SHIPPING Ports Ltd.	2,303,412	2,438,731
Country Garden Holdings Co., Ltd.	7,915,621	11,779,288
Country Garden Services Holdings Co., Ltd. *	937,647	1,605,572
CRRC Corp., Ltd., H Shares	4,158,557	3,443,874
CSPC Pharmaceutical Group Ltd.	4,716,834	11,898,905
Ctrip.com International Ltd. ADR *	411,075	16,093,586
Dali Foods Group Co., Ltd.	2,788,113	2,024,773
Datang International Power Generation Co., Ltd., H Shares	3,111,058	796,701
Dongfeng Motor Group Co., Ltd., H Shares	3,100,103	3,463,913
ENN Energy Holdings Ltd.	793,427	7,227,768
Far East Horizon Ltd.	2,315,443	2,191,867
Fosun International Ltd.	2,295,835	4,153,557
Fullshare Holdings Ltd. *(a)	8,438,320	3,375,801

32
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Fuyao Glass Industry Group Co., Ltd., Class H	609,236	2,247,115
GCL-Poly Energy Holdings Ltd. *	12,976,449	876,240
Geely Automobile Holdings Ltd.	5,379,150	11,431,439
Genscript Biotech Corp. *	921,505	1,984,155
GF Securities Co., Ltd., H Shares	1,839,816	2,308,882
GOME Retail Holdings Ltd. *(a)	14,341,000	1,388,623
Great Wall Motor Co., Ltd., H Shares	3,347,802	2,060,146
Greentown China Holdings Ltd.	867,625	873,274
Guangdong Investment Ltd.	3,170,060	5,622,092
Guangshen Railway Co., Ltd., H shares	1,931,725	844,171
Guangzhou Automobile Group Co., Ltd., H Shares	3,683,108	3,998,023
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	232,000	854,234
Guangzhou R&F Properties Co., Ltd., H Shares	1,115,474	2,251,157
Guotai Junan Securities Co., Ltd., H Shares	991,453	2,046,343
Haier Electronics Group Co., Ltd. *	1,381,609	3,599,728
Haitian International Holdings Ltd.	710,033	1,425,693
Haitong Securities Co., Ltd., H Shares	3,834,281	3,390,273
Health & Happiness H&H International Holdings Ltd. *	181,007	1,147,307
Hengan International Group Co., Ltd.	772,628	6,954,627
HengTen Networks Group Ltd. *	23,483,472	987,342
Hopson Development Holdings Ltd.	670,000	620,584
Huadian Fuxin Energy Corp., Ltd., H Shares	2,743,615	566,278
Huadian Power International Corp., Ltd., H Shares	2,051,682	763,280
Huaneng Power International, Inc., H Shares	4,491,898	2,884,374
Huaneng Renewables Corp., Ltd., H Shares	5,254,515	1,680,342
Huatai Securities Co., Ltd., H Shares *	1,914,739	2,868,852
Huazhu Group Ltd. ADR	113,167	3,895,208
Industrial & Commercial Bank of China Ltd., H Shares	85,040,330	62,624,458
Inner Mongolia Yitai Coal Co., Ltd., B Shares	266,485	320,581
JD.com, Inc. ADR *	861,537	26,966,108
Jiangsu Expressway Co., Ltd., H Shares	1,510,469	1,909,039
Jiangxi Copper Co., Ltd., H Shares	1,418,324	1,680,543
Kingboard Holdings Ltd.	837,905	2,978,449
Kingboard Laminates Holdings Ltd.	1,296,466	1,223,969
Kingsoft Corp., Ltd.	939,922	1,707,664
Kunlun Energy Co., Ltd.	3,362,663	3,513,083
KWG Group Holdings Ltd.	1,532,083	1,637,704
Landing International Development Ltd. *	1,732,812	699,845
Lee & Man Paper Manufacturing Ltd.	1,892,949	1,813,627
Legend Holdings Corp., H Shares	496,648	1,537,610
Lenovo Group Ltd.	8,078,400	5,269,708
Li Ning Co., Ltd. *	2,013,540	2,124,133
Livzon Pharmaceutical Group, Inc., H Shares	136,500	551,294
Logan Property Holdings Co., Ltd.	1,087,859	1,358,282
Longfor Group Holdings Ltd.	1,627,088	4,519,171
Luye Pharma Group Ltd.	1,777,108	1,673,206
Maanshan Iron & Steel Co., Ltd., H Shares	1,909,987	1,000,146
Meitu, Inc. *	2,243,630	1,214,874
Metallurgical Corp. of China Ltd., H Shares	3,232,000	885,322
Momo, Inc. ADR *	107,324	4,968,028
NetEase, Inc. ADR	79,216	15,661,795
Security	Number of Shares	Value ($)
New China Life Insurance Co., Ltd., H Shares	948,984	4,298,230
New Oriental Education & Technology Group, Inc. ADR	151,171	11,882,041
Nine Dragons Paper Holdings Ltd.	1,903,000	2,157,844
Orient Securities Co., Ltd.	1,043,892	703,562
PetroChina Co., Ltd., H Shares	23,171,539	17,240,860
PICC Property & Casualty Co., Ltd., H Shares	7,294,369	8,215,447
Pinduoduo, Inc. ADR *(a)	99,231	1,920,120
Ping An Insurance Group Co. of China Ltd., H Shares	5,435,303	52,352,420
Poly Property Group Co., Ltd.	2,838,567	1,081,338
Postal Savings Bank of China Co., Ltd., Class H	6,305,245	3,711,378
Red Star Macalline Group Corp., Ltd., H Shares	687,617	706,111
Shandong Chenming Paper Holdings Ltd., H Shares	1,408,670	978,131
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,761,309	1,667,307
Shanghai Electric Group Co., Ltd., H Shares	4,088,496	1,281,415
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	571,041	2,306,310
Shanghai Industrial Holdings Ltd.	580,658	1,383,417
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	951,500	2,497,280
Shenzhen Expressway Co., Ltd., H shares	898,904	871,544
Shenzhen International Holdings Ltd.	1,082,476	2,030,099
Shenzhen Investment Ltd.	4,691,545	1,536,173
Shenzhou International Group Holdings Ltd.	792,191	10,395,810
Shimao Property Holdings Ltd.	1,377,888	4,107,911
Sihuan Pharmaceutical Holdings Group Ltd.	4,688,327	1,039,342
SINA Corp. *	67,045	4,757,513
Sino Biopharmaceutical Ltd.	6,886,331	8,720,984
Sino-Ocean Group Holding Ltd.	3,316,115	1,685,752
Sinofert Holdings Ltd. *	2,000,000	229,331
Sinopec Engineering Group Co., Ltd., H shares	1,903,000	1,983,277
Sinopec Oilfield Service Corp., H Shares *	3,134,000	403,285
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,721,137	2,185,585
Sinopharm Group Co., Ltd., H Shares	1,200,703	5,973,761
Sinotrans Ltd., H Shares	2,261,148	947,799
Sinotruk Hong Kong Ltd. (a)	876,340	1,308,553
SOHO China Ltd.	2,409,104	966,846
Sunac China Holdings Ltd.	2,392,819	7,834,913
Sunny Optical Technology Group Co., Ltd.	725,664	9,222,309
TAL Education Group ADR *	310,372	9,187,011
Tencent Holdings Ltd.	6,201,261	268,627,290
The People's Insurance Co. Group of China Ltd., H Shares	10,712,852	4,640,612
TravelSky Technology Ltd., H Shares	1,097,475	2,810,489
Tsingtao Brewery Co., Ltd., H Shares	489,204	2,324,824
Vipshop Holdings Ltd. ADR *	496,272	3,463,979
Weibo Corp. ADR *	40,503	3,108,200
Weichai Power Co., Ltd., H Shares	2,343,073	2,483,707
Wuxi Biologics Cayman, Inc. *	516,542	5,100,333
Xiaomi Corp., Class B *(a)	2,090,000	4,473,493
Xinjiang Goldwind Science & Technology Co., Ltd. H Shares	533,200	570,638
Yangzijiang Shipbuilding Holdings Ltd.	2,599,614	2,030,281

33
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Yanlord Land Group Ltd.	959,616	1,064,645
Yanzhou Coal Mining Co., Ltd., H Shares	2,119,394	2,449,121
Yuexiu Property Co., Ltd.	7,567,881	1,369,159
YY, Inc. ADR *	47,138	3,602,757
Zhaojin Mining Industry Co., Ltd., H Shares	1,361,726	1,061,775
Zhejiang Expressway Co., Ltd., H Shares	1,714,006	1,360,478
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(a)	147,257	631,324
Zhongsheng Group Holdings Ltd.	758,797	1,664,754
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	609,344	3,287,813
Zijin Mining Group Co., Ltd., H Shares	6,261,941	2,337,587
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,421,719	521,672
ZTE Corp., H Shares *	668,985	1,298,950
ZTO Express Cayman, Inc. ADR	317,645	5,863,727
		1,652,451,851

Colombia 0.5%
Almacenes Exito S.A.	204,278	1,060,592
Bancolombia S.A.	289,489	3,108,347
Bancolombia S.A. ADR	121,803	5,281,378
Cemex Latam Holdings S.A. *	217,644	448,860
Corp. Financiera Colombiana S.A. *	84,212	666,583
Ecopetrol S.A. ADR	257,981	5,830,371
Grupo de Inversiones Suramericana S.A.	297,376	3,504,548
Interconexion Electrica S.A. ESP	480,685	2,127,457
		22,028,136

Czech Republic 0.2%
CEZ A/S	170,681	4,345,129
Komercni Banka A/S	88,709	3,708,376
Moneta Money Bank A/S	594,652	2,089,263
O2 Czech Republic A/S	51,566	612,071
Philip Morris CR	600	404,247
		11,159,086

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,486,684	7,032,015

Greece 0.4%
Alpha Bank AE *	1,566,855	2,884,042
Eurobank Ergasias S.A. *	2,033,465	1,738,963
FF Group *(b)	50,437	95,771
Hellenic Petroleum S.A.	62,000	526,600
Hellenic Telecommunications Organization S.A.	257,041	3,286,747
JUMBO S.A.	108,553	1,626,762
Motor Oil Hellas Corinth Refineries S.A.	61,018	1,441,187
Mytilineos Holdings S.A.	118,596	1,190,822
National Bank of Greece S.A. *(b)	533,580	1,497,067
OPAP S.A.	235,000	2,530,524
Piraeus Bank S.A. *	340,000	949,416
Titan Cement Co. S.A.	42,447	977,864
		18,745,765

Hungary 0.4%
Magyar Telekom Telecommunications plc	423,180	622,871
MOL Hungarian Oil & Gas plc	459,151	4,702,040
Security	Number of Shares	Value ($)
OTP Bank plc	251,839	9,309,613
Richter Gedeon Nyrt	158,040	3,118,466
		17,752,990

India 12.1%
ABB India Ltd.	64,497	1,189,798
ACC Ltd.	55,663	1,286,093
Adani Ports & Special Economic Zone Ltd.	731,063	3,949,268
Adani Power Ltd. *	1,000,000	499,110
Ambuja Cements Ltd.	841,552	2,863,659
Ashok Leyland Ltd.	1,414,804	2,574,230
Asian Paints Ltd.	298,861	5,783,074
Aurobindo Pharma Ltd.	288,975	2,903,959
Avenue Supermarts Ltd. *	73,014	1,651,729
Axis Bank Ltd. *	1,932,963	17,694,101
Bajaj Auto Ltd.	90,205	3,490,939
Bajaj Finance Ltd.	191,063	7,695,184
Bajaj Finserv Ltd.	41,418	3,940,436
Bajaj Holdings & Investment Ltd.	27,584	1,212,333
Bank of Baroda *	568,178	1,225,256
Berger Paints India Ltd.	225,898	1,066,010
Bharat Electronics Ltd.	606,238	970,135
Bharat Forge Ltd.	228,920	2,191,687
Bharat Heavy Electricals Ltd.	1,318,866	1,498,748
Bharat Petroleum Corp., Ltd.	1,083,102	5,529,564
Bharti Airtel Ltd.	1,405,468	7,606,336
Bharti Infratel Ltd.	1,015,053	4,105,937
Biocon Ltd.	189,629	1,668,331
Bosch Ltd.	7,970	2,471,061
Britannia Industries Ltd.	31,214	2,964,783
Cadila Healthcare Ltd.	243,226	1,381,143
Canara Bank *	158,000	631,989
Castrol India Ltd.	286,168	640,715
CG Power & Industrial Solutions Ltd. *	470,079	391,035
Cipla Ltd.	349,373	3,261,660
Coal India Ltd.	1,376,965	5,551,445
Colgate-Palmolive (India) Ltd.	82,357	1,357,401
Container Corp. Of India Ltd.	181,778	1,670,637
Cummins India Ltd.	80,341	870,114
Dabur India Ltd.	549,263	3,707,508
Dalmia Bharat Ltd.	23,333	863,067
Divi's Laboratories Ltd.	93,317	1,718,160
DLF Ltd.	509,608	1,586,457
Dr. Reddy's Laboratories Ltd.	88,216	3,099,477
Eicher Motors Ltd.	14,819	5,862,673
Emami Ltd.	115,410	918,789
Exide Industries Ltd.	230,210	925,368
Future Retail Ltd. *	220,413	1,730,332
GAIL India Ltd.	625,582	3,282,869
GlaxoSmithKline Consumer Healthcare Ltd.	11,183	1,214,925
Glenmark Pharmaceuticals Ltd.	170,135	1,596,734
Godrej Consumer Products Ltd.	266,077	5,447,683
Godrej Industries Ltd.	75,000	683,791
Grasim Industries Ltd.	375,282	5,648,311
Havells India Ltd.	266,526	2,725,338
HCL Technologies Ltd.	597,257	8,811,964
HDFC Standard Life Insurance Co., Ltd.	355,505	2,314,438
Hero MotoCorp Ltd.	106,093	4,867,104
Hindalco Industries Ltd.	933,110	3,130,484
Hindustan Petroleum Corp., Ltd.	692,300	2,477,302
Hindustan Unilever Ltd.	762,395	19,134,514
Hindustan Zinc Ltd.	337,038	1,423,447
Housing Development Finance Corp., Ltd.	1,818,465	49,635,464

34
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
ICICI Lombard General Insurance Co., Ltd.	91,280	1,024,236
ICICI Prudential Life Insurance Co., Ltd.	323,620	1,712,635
IDBI Bank Ltd. *	679,071	600,310
Idea Cellular Ltd. *	2,845,900	1,980,158
IDFC Bank Ltd.	1,724,422	1,157,293
Indiabulls Housing Finance Ltd.	370,137	6,571,545
Indian Oil Corp., Ltd.	2,494,438	5,470,610
Infosys Ltd.	2,072,117	42,101,871
InterGlobe Aviation Ltd.	110,172	1,442,812
ITC Ltd.	3,179,572	14,338,642
Jindal Steel & Power Ltd. *	482,606	1,502,057
JSW Energy Ltd. *	415,000	426,549
JSW Steel Ltd.	1,223,324	6,836,178
Kansai Nerolac Paints Ltd.	140,000	1,017,338
L&T Finance Holdings Ltd.	525,936	1,345,127
Larsen & Toubro Ltd.	365,839	7,064,166
LIC Housing Finance Ltd.	303,559	2,229,413
Lupin Ltd.	267,964	3,519,079
Mahindra & Mahindra Financial Services Ltd.	299,682	2,066,787
Mahindra & Mahindra Ltd.	648,620	8,827,661
Marico Ltd.	553,867	2,885,055
Maruti Suzuki India Ltd.	130,848	16,781,456
Motherson Sumi Systems Ltd.	684,720	2,935,773
Mphasis Ltd.	90,600	1,609,503
MRF Ltd.	1,000	1,043,714
Nestle India Ltd.	24,360	3,977,986
NHPC Ltd.	3,290,128	1,175,936
NMDC Ltd.	778,898	1,224,471
NTPC Ltd.	2,068,728	5,002,194
Oil & Natural Gas Corp., Ltd.	3,369,497	8,553,645
Oil India Ltd.	303,783	914,866
Oracle Financial Services Software Ltd.	26,642	1,562,694
Page Industries Ltd.	4,422	2,145,762
Petronet LNG Ltd.	374,505	1,309,754
Pidilite Industries Ltd.	125,007	2,059,737
Piramal Enterprises Ltd.	89,352	4,031,005
Power Finance Corp., Ltd.	793,638	944,404
Power Grid Corp. of India Ltd.	868,986	2,468,771
Punjab National Bank *	537,427	667,936
Rajesh Exports Ltd.	181,589	1,698,471
Reliance Capital Ltd.	160,230	1,066,750
Reliance Industries Ltd.	3,363,735	58,886,260
Reliance Infrastructure Ltd.	166,730	1,123,542
Rural Electrification Corp., Ltd.	713,652	1,205,414
SBI Life Insurance Co., Ltd.	113,424	1,075,290
Shree Cement Ltd.	10,265	2,739,089
Shriram Transport Finance Co., Ltd.	187,662	3,534,360
Siemens Ltd.	116,083	1,668,996
State Bank of India *	1,987,492	8,675,596
Steel Authority of India Ltd. *	1,291,395	1,453,875
Sun Pharmaceutical Industries Ltd.	1,171,144	10,779,949
Sun TV Network Ltd.	92,677	1,001,168
Tata Consultancy Services Ltd.	1,004,087	29,423,442
Tata Motors Ltd. *	1,506,377	4,949,779
Tata Power Co., Ltd.	1,273,605	1,377,283
Tata Steel Ltd.	314,619	2,663,735
Tech Mahindra Ltd.	515,556	5,566,526
Titan Co., Ltd.	364,664	4,585,662
Torrent Pharmaceuticals Ltd.	47,875	1,223,634
Torrent Power Ltd.	135,000	501,732
UltraTech Cement Ltd.	111,359	7,026,837
United Breweries Ltd.	71,431	1,414,092
United Spirits Ltd. *	366,590	3,257,515
UPL Ltd.	388,161	3,914,652
Vakrangee Ltd.	511,216	279,659
Vedanta Ltd.	1,745,884	5,604,946
Security	Number of Shares	Value ($)
Wipro Ltd.	1,186,988	5,041,577
Yes Bank Ltd.	1,886,476	9,136,314
Zee Entertainment Enterprises Ltd.	575,548	4,056,964
		594,056,337

Indonesia 2.1%
PT Adaro Energy Tbk	15,292,560	1,936,227
PT Astra International Tbk	21,978,187	10,817,505
PT Bank Central Asia Tbk	10,672,557	17,968,731
PT Bank Danamon Indonesia Tbk	2,954,972	1,364,142
PT Bank Mandiri (Persero) Tbk	20,403,557	9,557,674
PT Bank Negara Indonesia (Persero) Tbk	8,436,556	4,467,423
PT Bank Rakyat Indonesia (Persero) Tbk	57,785,376	12,475,051
PT Bukit Asam Persero Tbk	4,235,423	1,164,526
PT Bumi Serpong Damai Tbk *	9,433,170	768,486
PT Charoen Pokphand Indonesia Tbk	8,857,565	2,994,615
PT Gudang Garam Tbk	474,240	2,350,273
PT Hanjaya Mandala Sampoerna Tbk	8,600,078	2,236,137
PT Indocement Tunggal Prakarsa Tbk	1,563,272	1,881,127
PT Indofood CBP Sukses Makmur Tbk	2,881,810	1,697,196
PT Indofood Sukses Makmur Tbk	5,425,918	2,348,284
PT Jasa Marga Persero Tbk	2,656,286	816,903
PT Kalbe Farma Tbk	19,863,327	1,813,725
PT Matahari Department Store Tbk	2,733,904	1,392,008
PT Media Nusantara Citra Tbk	1,687,996	103,709
PT Perusahaan Gas Negara (Persero) Tbk	11,313,172	1,643,597
PT Semen Indonesia (Persero) Tbk	3,717,943	2,385,238
PT Surya Citra Media Tbk	7,133,518	1,016,999
PT Telekomunikasi Indonesia (Persero) Tbk	50,611,920	11,991,555
PT Tower Bersama Infrastructure Tbk	2,551,944	961,527
PT Unilever Indonesia Tbk	1,193,928	3,554,226
PT United Tractors Tbk	1,627,466	3,800,735
PT XL Axiata Tbk *	4,679,781	1,010,299
		104,517,918

Malaysia 3.2%
AirAsia Berhad	1,645,300	1,377,256
Alliance Bank Malaysia Berhad	1,357,780	1,364,553
AMMB Holdings Berhad	2,135,072	2,130,136
Astro Malaysia Holdings Berhad	1,631,600	690,834
Axiata Group Berhad	4,814,787	5,623,793
British American Tobacco Malaysia Berhad	150,300	1,238,389
Bumi Armada Berhad *	3,463,700	467,783
CIMB Group Holdings Berhad	7,213,749	10,690,286
DiGi.com Berhad	3,967,000	4,546,677
FGV Holdings Bhd	2,289,900	841,404
Gamuda Berhad	2,587,016	2,329,227
Genting Berhad	2,457,300	5,154,380
Genting Malaysia Berhad	3,133,420	3,980,156
HAP Seng Consolidated Berhad	795,134	1,901,975
Hong Leong Bank Berhad	772,207	3,863,384
Hong Leong Financial Group Bhd	115,000	549,045
IHH Healthcare Berhad	2,990,900	4,061,132
IJM Corp. Berhad	3,823,136	1,739,692
IOI Corp. Berhad	3,679,192	4,046,708
IOI Properties Group Berhad	2,357,450	1,003,903
KLCCP Stapled Group	576,444	1,082,893
Kuala Lumpur Kepong Berhad	509,748	3,058,860
Malayan Banking Berhad	4,917,400	11,918,069
Malaysia Airports Holdings Berhad	993,700	2,260,882
Maxis Berhad	2,961,624	4,165,516
MISC Berhad	1,598,600	2,306,777
MMC Corp. Bhd	923,200	312,264

35
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Nestle Malaysia Bhd	70,671	2,527,956
Petronas Chemicals Group Berhad	3,199,000	7,364,044
Petronas Dagangan Berhad	332,300	2,199,431
Petronas Gas Berhad	803,336	3,655,526
PPB Group Berhad	762,777	3,118,300
Press Metal Aluminium Holdings Bhd	1,951,232	2,364,554
Public Bank Berhad	3,318,454	20,284,600
RHB Capital Berhad	1,250,400	1,643,061
Sapura Energy Berhad *	5,756,780	476,288
Sime Darby Berhad	3,467,400	2,151,568
Sime Darby Plantation Berhad	3,756,300	4,899,323
Sime Darby Property Berhad	4,044,900	1,240,193
Telekom Malaysia Berhad	1,363,900	1,098,554
Tenaga Nasional Berhad	4,204,574	16,042,760
Westports Holdings Berhad	881,600	798,042
YTL Corp. Berhad	5,036,364	1,629,971
YTL Power International Berhad	3,922,003	1,087,987
		155,288,132

Mexico 3.9%
Alfa S.A.B. de C.V., A Shares	3,481,679	4,575,957
Alpek S.A.B. de C.V.	200,000	294,867
Alsea S.A.B. de C.V.	561,411	1,998,360
America Movil S.A.B. de C.V., Series L	30,001,988	25,184,065
Arca Continental S.A.B. de C.V.	354,411	2,179,052
Banco del Bajio S.A.	745,000	1,733,872
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, B Shares	1,985,578	3,140,288
Becle S.A.B. de C.V.	522,222	738,794
Cemex S.A.B. de C.V., Series CPO *	16,702,670	11,819,101
Coca-Cola Femsa S.A.B. de C.V., Series L	630,471	3,789,652
Concentradora Fibra Danhos S.A. de C.V.	150,000	247,901
El Puerto de Liverpool S.A.B. de C.V., Series C1	201,037	1,414,267
Fibra Uno Administracion S.A. de C.V.	3,405,788	4,463,746
Fomento Economico Mexicano S.A.B. de C.V.	2,311,466	22,087,704
Gruma S.A.B. de C.V., B Shares	219,135	2,774,071
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	382,948	2,523,946
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	419,748	4,329,965
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	239,861	4,490,000
Grupo Bimbo S.A.B. de C.V., Series A	2,809,184	5,840,070
Grupo Carso S.A.B. de C.V., Series A1	451,722	1,670,288
Grupo Comercial Chedraui S.A. de C.V.	325,000	770,665
Grupo Elektra S.A.B. de C.V.	68,802	3,230,587
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,010,206	20,601,739
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,693,275	4,276,448
Grupo Lala S.A.B. de C.V.	594,597	631,587
Grupo Mexico S.A.B. de C.V., Series B	3,850,534	11,281,447
Grupo Televisa S.A.B., Series CPO	2,439,637	8,796,244
Industrias Bachoco S.A.B. de C.V., Series B	114,740	554,542
Industrias CH S.A.B. de C.V., Series B *	181,380	708,900
Industrias Penoles S.A.B. de C.V.	153,145	2,600,994
Infraestructura Energetica Nova S.A.B. de C.V.	558,836	2,596,532
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	905,647	1,589,577
Security	Number of Shares	Value ($)
Megacable Holdings S.A.B. de C.V., Series CPO	335,069	1,574,888
Mexichem S.A.B. de C.V.	1,221,407	4,132,362
Nemak S.A.B. de C.V.	645,000	538,386
Organizacion Soriana S.A.B. de C.V., B Shares *	526,216	963,512
Promotora y Operadora de Infraestructura S.A.B. de C.V.	232,451	2,461,096
Regional S.A.B. de C.V.	254,320	1,560,329
Telesites S.A.B. de C.V. *	1,312,978	1,022,475
Wal-Mart de Mexico S.A.B. de C.V.	5,440,567	15,049,376
		190,237,652

Peru 0.4%
Companhia de Minas Buenaventura S.A. ADR	271,727	3,421,043
Credicorp Ltd.	74,606	16,265,600
		19,686,643

Philippines 1.4%
Aboitiz Equity Ventures, Inc.	2,398,590	2,397,783
Aboitiz Power Corp.	1,812,549	1,254,289
Alliance Global Group, Inc. *	5,899,300	1,522,599
Ayala Corp.	275,237	5,147,696
Ayala Land, Inc.	7,648,211	6,365,403
Bank of the Philippine Islands	1,945,864	3,411,849
BDO Unibank, Inc.	2,162,639	5,262,200
Bloomberry Resorts Corp.	3,958,280	706,994
DMCI Holdings, Inc.	5,184,500	1,241,146
Globe Telecom, Inc.	33,049	1,307,917
GT Capital Holdings, Inc.	103,318	1,692,724
International Container Terminal Services, Inc.	1,204,787	2,110,202
Jollibee Foods Corp.	442,680	2,384,451
LT Group, Inc.	2,852,084	917,480
Manila Electric Co.	295,694	2,065,014
Megaworld Corp.	14,512,666	1,245,851
Metro Pacific Investments Corp.	14,550,996	1,483,185
Metropolitan Bank & Trust Co.	1,632,029	2,235,844
Petron Corp.	1,379,790	233,802
PLDT, Inc.	128,147	3,338,610
Semirara Mining & Power Corp.	1,581,054	857,533
SM Investments Corp.	501,357	9,057,957
SM Prime Holdings, Inc.	9,701,861	7,076,617
Universal Robina Corp.	974,604	2,542,778
		65,859,924

Poland 1.5%
Alior Bank S.A. *	95,811	1,771,506
AmRest Holdings SE *	10,195	1,124,637
Asseco Poland S.A.	87,651	1,093,122
Bank Handlowy w Warszawie S.A.	42,361	782,662
Bank Millennium S.A. *	649,678	1,585,162
Bank Pekao S.A.	175,533	5,572,968
Bank Zachodni WBK S.A.	29,789	3,043,287
CCC S.A.	25,802	1,511,476
CD Projekt S.A. *	64,721	3,622,526
Cyfrowy Polsat S.A. *	194,655	1,188,943
Dino Polska S.A. *	44,277	1,098,368
Enea S.A. *	239,928	556,721
Eurocash S.A.	120,173	664,789
Grupa Azoty S.A.	59,916	618,622
Grupa Lotos S.A.	103,950	1,974,244
Jastrzebska Spolka Weglowa S.A. *	61,232	1,281,056

36
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Kernel Holding S.A.	55,416	744,561
KGHM Polska Miedz S.A. *	159,448	3,933,725
KRUK S.A.	18,698	1,051,634
LPP S.A.	1,640	4,101,727
mBank S.A.	10,966	1,220,414
Orange Polska S.A. *	757,439	1,000,191
PGE S.A. *	838,190	2,049,671
PLAY Communications S.A.	134,150	790,951
Polski Koncern Naftowy Orlen S.A.	327,706	8,747,256
Polskie Gornictwo Naftowe i Gazownictwo S.A. *	2,049,689	3,241,231
Powszechna Kasa Oszczednosci Bank Polski S.A.	928,964	10,651,491
Powszechny Zaklad Ubezpieczen S.A.	612,110	7,427,579
Tauron Polska Energia S.A. *	991,593	538,843
		72,989,363

Qatar 1.1%
Barwa Real Estate Co.	118,068	1,167,709
Commercial Bank QSC	247,984	2,683,485
Doha Bank QPSC	146,306	1,032,701
Ezdan Holding Group QSC *	188,874	536,898
Gulf International Services QSC *	17,310	82,533
Industries Qatar QSC	221,615	7,547,449
Masraf Al Rayan QSC	392,100	4,059,920
Ooredoo QSC	104,824	2,107,420
Qatar Electricity & Water Co. QSC	54,695	2,875,206
Qatar Gas Transport Co., Ltd.	371,710	1,785,556
Qatar International Islamic Bank QSC	44,698	687,718
Qatar Islamic Bank SAQ	127,962	4,920,264
Qatar National Bank SAQ	478,001	23,368,354
Qatar Navigation QSC	63,505	1,139,985
United Development Co. QSC	211,328	806,773
Vodafone Qatar QSC *	371,710	933,103
		55,735,074

Russia 3.8%
Aeroflot-Russian Airlines PJSC	643,933	1,104,234
ALROSA PAO	2,717,680	4,091,022
E.ON Russia JSC	21,887,564	867,010
Federal Grid Co. Unified Energy System PJSC	353,155,565	854,636
Gazprom PAO ADR	5,869,792	25,885,783
Gazprom PJSC	1	2
Inter RAO PJSC	31,192,861	1,871,010
LSR Group PJSC GDR	281,711	574,690
LUKOIL PJSC	511,774	35,715,809
Magnit PJSC *	80,976	4,877,526
Magnitogorsk Iron & Steel Works OJSC	2,388,445	1,717,918
MMC Norilsk Nickel PJSC	49,657	8,272,020
Mobile TeleSystems PJSC	1,025,777	3,989,418
Moscow Exchange MICEX-RTS PJSC	1,956,370	2,847,688
NOVATEK PJSC	1,157,289	18,608,377
Novolipetsk Steel AO	1,026,352	2,524,365
Novorossiysk Commercial Sea Port PJSC *	3,197,440	295,277
PhosAgro OAO GDR	135,294	1,792,646
Polyus PJSC GDR	44,701	1,450,547
Rosneft Oil Co. PJSC	1,148,038	7,426,464
Rostelecom PJSC	947,127	950,590
RusHydro PJSC	142,398,692	1,346,522
RussNeft PJSC *	70,000	642,073
Sberbank of Russia PJSC	10,908,070	29,475,252
Severstal PJSC	228,059	3,677,522
Sistema PJSC	5,321,845	655,018
Surgutneftegas PJSC	8,670,661	3,699,788
Security	Number of Shares	Value ($)
Tatneft PJSC	1,672,637	19,447,203
TMK PJSC	729,568	764,731
Uralkali PJSC *	200,000	240,076
VTB Bank PJSC GDR	1,990,683	2,508,261
		188,173,478

South Africa 7.6%
Absa Group Ltd.	761,481	8,448,340
AECI Ltd.	114,680	814,589
African Rainbow Minerals Ltd.	109,740	943,234
Anglo American Platinum Ltd.	64,642	1,897,180
AngloGold Ashanti Ltd.	439,285	3,534,968
Aspen Pharmacare Holdings Ltd.	402,371	8,003,341
Assore Ltd.	42,254	885,384
Attacq Ltd. *	326,540	359,721
AVI Ltd.	399,348	3,162,076
Barloworld Ltd.	233,507	1,992,211
Bid Corp., Ltd.	359,511	7,694,842
Brait SE *	387,435	986,883
Capitec Bank Holdings Ltd.	59,388	4,064,590
Clicks Group Ltd.	289,943	4,017,297
Coronation Fund Managers Ltd.	337,018	1,323,804
Curro Holdings Ltd. *	110,000	240,253
Discovery Ltd.	365,400	4,369,711
EOH Holdings Ltd.	213,198	582,061
Exxaro Resources Ltd.	271,959	2,762,979
Famous Brands Ltd. *	60,000	416,811
FirstRand Ltd.	3,457,796	16,685,687
Fortress REIT Ltd., Class A	620,256	698,099
Fortress REIT Ltd., Class B	1,065,071	1,148,579
Gold Fields Ltd.	870,208	2,138,213
Growthpoint Properties Ltd.	3,207,103	5,568,719
Harmony Gold Mining Co., Ltd.	366,000	597,541
Hyprop Investments Ltd.	343,301	2,390,015
Impala Platinum Holdings Ltd. *	744,073	909,063
Imperial Holdings Ltd.	175,322	2,467,222
Investec Ltd.	326,173	2,140,982
JSE Ltd.	109,032	1,205,278
KAP Industrial Holdings Ltd.	2,042,943	1,038,814
Kumba Iron Ore Ltd.	57,779	1,045,415
Liberty Holdings Ltd.	139,753	1,110,393
Life Healthcare Group Holdings Ltd.	1,532,726	2,789,009
MAS Real Estate, Inc.	250,000	366,692
Massmart Holdings Ltd.	150,397	1,136,966
MMI Holdings Ltd.	1,305,204	1,527,805
Mondi Ltd.	127,694	3,575,127
Mr Price Group Ltd.	262,815	4,042,162
MTN Group Ltd.	1,930,277	11,724,279
Nampak Ltd. *	693,395	745,868
Naspers Ltd., N Shares	463,417	103,295,851
Nedbank Group Ltd.	235,536	4,468,854
NEPI Rockcastle plc	384,732	3,676,306
Netcare Ltd.	1,576,522	3,158,155
Northam Platinum Ltd. *	436,472	1,160,648
Old Mutual Ltd. *	5,213,572	10,817,684
Omnia Holdings Ltd.	72,352	641,977
Pepkor Holdings Ltd. *	696,293	855,441
Pick n Pay Stores Ltd.	397,733	1,968,135
Pioneer Foods Group Ltd.	175,426	1,263,199
PSG Group Ltd.	143,987	2,211,609
Rand Merchant Investment Holdings Ltd.	807,824	2,251,790
Redefine Properties Ltd.	6,126,450	4,327,874
Remgro Ltd.	545,723	7,986,245
Resilient REIT Ltd.	302,341	1,176,037
Reunert Ltd.	221,316	1,148,630
RMB Holdings Ltd.	719,578	4,140,290
Sanlam Ltd.	1,830,463	9,912,392

37
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Santam Ltd.	31,312	647,921
Sappi Ltd.	604,909	4,144,821
Sasol Ltd.	593,773	23,343,622
Shoprite Holdings Ltd.	469,929	6,543,163
Sibanye Gold Ltd. *	2,123,649	1,239,293
Standard Bank Group Ltd.	1,376,811	17,510,790
Steinhoff International Holdings N.V. *	2,534,459	484,360
Super Group Ltd. *	366,164	984,685
Telkom S.A. SOC Ltd.	418,660	1,437,039
The Bidvest Group Ltd.	373,239	5,502,576
The Foschini Group Ltd.	236,688	2,820,466
The SPAR Group Ltd.	208,681	2,919,860
Tiger Brands Ltd.	186,922	3,652,259
Tongaat Hulett Ltd.	123,770	668,048
Truworths International Ltd.	519,925	3,053,279
Tsogo Sun Holdings Ltd.	864,477	1,240,256
Vodacom Group Ltd.	629,076	5,426,767
Vukile Property Fund Ltd.	556,562	763,546
Woolworths Holdings Ltd.	1,055,636	3,906,601
		372,302,672

Taiwan 13.5%
Acer, Inc. *	3,205,086	2,681,775
Advantech Co., Ltd.	373,256	2,539,818
ASE Technology Holding Co.,Ltd. *	3,776,120	9,257,426
Asia Cement Corp.	2,601,286	3,544,321
Asustek Computer, Inc.	734,426	6,252,723
AU Optronics Corp. ADR (a)	947,284	4,177,522
Capital Securities Corp.	2,504,644	843,987
Catcher Technology Co., Ltd.	800,224	9,809,029
Cathay Financial Holding Co., Ltd.	8,595,189	14,719,419
Chang Hwa Commercial Bank Ltd.	6,893,269	4,286,552
Cheng Shin Rubber Industry Co., Ltd.	2,205,277	3,367,328
Chicony Electronics Co., Ltd.	637,951	1,341,743
China Airlines Ltd.	3,457,872	1,059,371
China Development Financial Holding Corp.	15,343,308	5,544,871
China Life Insurance Co., Ltd.	2,818,497	2,803,356
China Motor Corp.	858,000	720,703
China Steel Corp.	13,363,956	10,942,650
Chunghwa Telecom Co., Ltd. ADR	409,829	14,421,883
Compal Electronics, Inc.	4,606,638	2,887,116
CTBC Financial Holding Co., Ltd.	19,214,792	13,512,600
Delta Electronics, Inc.	2,418,148	9,683,614
E.Sun Financial Holding Co., Ltd.	10,998,422	8,092,604
Eclat Textile Co., Ltd.	210,510	2,556,413
Epistar Corp.	1,080,828	1,245,688
Eternal Materials Co., Ltd.	1,603,213	1,404,084
Eva Airways Corp.	3,124,456	1,586,896
Evergreen Marine Corp., Ltd.	2,725,226	1,157,877
Far Eastern International Bank	4,146,487	1,518,736
Far Eastern New Century Corp.	4,493,799	5,230,451
Far EasTone Telecommunications Co., Ltd.	1,748,280	4,166,502
Feng Hsin Steel Co., Ltd.	500,000	944,164
Feng TAY Enterprise Co., Ltd.	319,200	1,932,971
First Financial Holding Co., Ltd.	10,951,632	7,327,236
Formosa Chemicals & Fibre Corp.	3,668,008	14,688,751
Formosa Petrochemical Corp.	1,557,660	6,389,880
Formosa Plastics Corp.	5,210,560	19,084,747
Formosa Taffeta Co., Ltd.	1,252,000	1,457,236
Foxconn Technology Co., Ltd.	1,133,315	2,878,026
Fubon Financial Holding Co., Ltd.	7,812,114	12,946,007
Giant Manufacturing Co., Ltd.	345,752	1,491,523
Globalwafers Co., Ltd.	220,451	2,813,505
Hon Hai Precision Industry Co., Ltd.	16,170,365	42,380,413
HTC Corp. *	853,778	1,239,736
Security	Number of Shares	Value ($)
Hua Nan Financial Holdings Co., Ltd.	9,316,521	5,459,788
Innolux Corp.	9,162,029	3,415,440
Inventec Corp.	3,289,145	2,950,218
Largan Precision Co., Ltd.	109,756	16,812,697
Lite-On Technology Corp.	2,534,107	3,048,519
MediaTek, Inc.	1,594,713	13,057,800
Mega Financial Holding Co., Ltd.	11,629,901	9,768,890
Nan Ya Plastics Corp.	6,033,816	16,776,425
Nanya Technology Corp.	825,000	1,872,131
Novatek Microelectronics Corp.	648,608	3,178,105
OBI Pharma, Inc. *	199,666	932,836
Oriental Union Chemical Corp.	764,000	809,644
Pegatron Corp.	2,170,657	4,678,414
Pou Chen Corp.	2,896,792	3,192,460
President Chain Store Corp.	604,400	6,592,023
Quanta Computer, Inc.	2,889,000	4,966,277
Realtek Semiconductor Corp.	577,336	2,800,686
Shin Kong Financial Holding Co., Ltd.	8,371,308	3,311,457
SinoPac Financial Holdings Co., Ltd.	11,159,699	4,087,469
Synnex Technology International Corp.	1,702,956	2,278,740
Taishin Financial Holding Co., Ltd.	10,791,607	5,076,957
Taiwan Business Bank	4,447,670	1,607,330
Taiwan Cement Corp.	4,394,770	6,059,532
Taiwan Cooperative Financial Holding Co., Ltd.	9,986,652	5,933,791
Taiwan Fertilizer Co., Ltd.	1,074,508	1,481,537
Taiwan Glass Industry Corp.	1,960,311	1,043,499
Taiwan High Speed Rail Corp.	2,461,000	2,075,204
Taiwan Mobile Co., Ltd.	1,739,524	6,059,875
Taiwan Secom Co., Ltd.	295,000	842,308
Taiwan Semiconductor Manufacturing Co., Ltd.	20,899,500	174,190,851
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,001,860	43,681,096
Teco Electric & Machinery Co., Ltd.	2,113,000	1,547,859
TPK Holding Co., Ltd.	271,000	507,325
Transcend Information, Inc.	302,000	730,542
Uni-President Enterprises Corp.	5,142,676	12,992,729
Unimicron Technology Corp.	1,626,348	931,914
United Microelectronics Corp. ADR	2,694,242	7,516,935
Vanguard International Semiconductor Corp.	1,082,000	2,624,418
Walsin Lihwa Corp.	3,087,000	2,180,951
Wistron Corp.	3,368,080	2,385,015
Yuanta Financial Holding Co., Ltd.	12,274,700	6,214,279
Yulon Motor Co., Ltd.	1,288,192	882,840
		663,488,059

Thailand 3.7%
Advanced Info Service PCL NVDR	1,241,800	7,664,027
Airports of Thailand PCL NVDR	4,644,200	9,471,444
Bangkok Bank PCL NVDR	486,900	3,049,633
Bangkok Dusit Medical Services PCL NVDR	9,717,100	7,793,274
Bangkok Expressway & Metro PCL NVDR	8,391,182	2,153,557
Bangkok Life Assurance PCL NVDR	569,000	569,348
Banpu PCL NVDR	5,031,300	3,120,544
BEC World PCL NVDR *	950,000	220,593
Berli Jucker PCL NVDR	1,161,050	2,057,467
BTS Group Holdings PCL NVDR	9,519,500	2,690,357
Bumrungrad Hospital PCL NVDR	354,000	1,963,061
Central Pattana PCL NVDR	2,583,100	6,511,022
Charoen Pokphand Foods PCL NVDR	3,585,200	2,820,620
CP ALL PCL NVDR	5,640,400	11,632,356
Delta Electronics Thailand PCL NVDR	622,500	1,326,593
Electricity Generating PCL NVDR	257,600	1,778,723

38
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Energy Absolute PCL NVDR	2,094,997	2,480,328
Glow Energy PCL NVDR	575,400	1,652,539
Gulf Energy Development PCL NVDR	504,032	1,051,029
Home Product Center PCL NVDR	6,079,919	2,712,093
Indorama Ventures PCL NVDR	2,007,800	3,680,660
Intouch Holdings PCL NVDR	2,053,700	3,482,443
IRPC PCL NVDR	12,212,600	2,593,265
Kasikornbank PCL NVDR	2,213,200	14,267,803
Krung Thai Bank PCL NVDR	7,310,000	4,332,844
Land & Houses PCL NVDR	7,843,200	2,707,857
Minor International PCL NVDR	3,739,980	4,513,572
PTT Exploration & Production PCL NVDR	1,441,704	6,276,896
PTT Global Chemical PCL NVDR	2,223,114	5,552,691
PTT PCL NVDR	15,325,600	24,582,768
Ratchaburi Electricity Generating Holding PCL NVDR	977,400	1,560,316
Siam City Cement PCL NVDR	93,100	671,298
Thai Oil PCL NVDR	1,161,200	2,989,035
Thai Union Group PCL NVDR	3,620,100	1,935,587
The Siam Cement PCL NVDR	913,200	12,611,256
The Siam Commercial Bank PCL NVDR	2,553,700	11,547,437
TMB Bank PCL NVDR	23,241,400	1,562,208
Total Access Communication PCL NVDR	801,400	1,120,197
True Corp. PCL NVDR	11,197,666	2,292,220
		180,998,961

Turkey 0.6%
Akbank T.A.S.	2,223,623	1,934,096
Anadolu Efes Biracilik Ve Malt Sanayii A/S	247,960	782,568
Arcelik A/S	221,047	442,945
Aselsan Elektronik Sanayi Ve Ticaret A/S	176,295	687,370
BIM Birlesik Magazalar A/S	248,232	2,736,371
Coca-Cola Icecek A/S	62,159	268,075
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,890,137	525,177
Enerjisa Enerji A/S	390,786	306,267
Enka Insaat ve Sanayi A/S	581,960	450,822
Eregli Demir ve Celik Fabrikalari T.A.S.	1,539,890	2,753,188
Ford Otomotiv Sanayi A/S	85,690	866,314
Haci Omer Sabanci Holding A/S	1,128,525	1,213,349
KOC Holding A/S	857,829	1,940,470
Petkim Petrokimya Holding A/S	749,519	623,632
TAV Havalimanlari Holding A/S	238,239	1,185,754
Tekfen Holding A/S	126,771	391,670
Tofas Turk Otomobil Fabrikasi A/S	168,120	581,366
Tupras-Turkiye Petrol Rafinerileri A/S	146,597	2,612,171
Turk Hava Yollari Anonim Ortakligi *	698,844	1,718,023
Turk Telekomunikasyon A/S *	459,703	254,070
Turkcell Iletisim Hizmetleri A/S	1,164,816	1,864,480
Turkiye Garanti Bankasi A/S	2,366,566	2,126,327
Turkiye Halk Bankasi A/S	865,181	802,176
Turkiye Is Bankasi A/S, C Shares	1,566,862	944,057
Turkiye Sise ve Cam Fabrikalari A/S	924,101	859,596
Turkiye Vakiflar Bankasi T.A.O., Class D	1,332,179	696,038
Ulker Biskuvi Sanayi A/S *	168,120	376,491
Yapi ve Kredi Bankasi A/S *	1,723,605	437,262
		30,380,125

United Arab Emirates 1.0%
Abu Dhabi Commercial Bank PJSC	2,284,050	4,414,945
Abu Dhabi National Oil Co. for Distribution PJSC	1,092,415	728,643
Air Arabia PJSC	2,056,115	565,367
Al Waha Capital PJSC	525,000	264,419
Aldar Properties PJSC	4,050,171	2,128,100
Security	Number of Shares	Value ($)
Arabtec Holding PJSC	800,000	413,814
DAMAC Properties Dubai Co. PJSC	1,590,719	909,440
Dana Gas PJSC	4,720,363	1,426,460
Deyaar Development PJSC *	2,803,263	305,271
DP World Ltd.	172,378	3,688,889
Dubai Financial Market PJSC	2,198,605	568,633
Dubai Investments PJSC	2,366,652	1,282,179
Dubai Islamic Bank PJSC	2,088,602	2,911,300
DXB Entertainments PJSC *	509,999	48,040
Emaar Development PJSC *	846,901	1,219,691
Emaar Malls PJSC	2,755,988	1,500,613
Emaar Properties PJSC	3,803,055	5,187,184
Emirates Telecommunications Group Co. PJSC	1,862,976	8,596,829
First Abu Dhabi Bank PJSC	3,012,075	12,136,371
		48,296,188
Total Common Stock
(Cost $4,336,440,937)		4,796,888,570

Preferred Stock 1.9% of net assets

Brazil 1.7%
Alpargatas S.A.	175,336	514,931
Azul S.A. *	168,853	942,603
Banco Bradesco S.A.	3,552,632	24,471,177
Banco do Estado do Rio Grande do Sul S.A., Class B	207,353	737,293
Bradespar S.A.	271,718	2,049,047
Braskem S.A., A Shares	223,200	3,207,609
Centrais Eletricas Brasileiras S.A., B Shares *	266,529	1,170,888
Cia Brasileira de Distribuicao	190,300	3,772,190
Cia de Transmissao de Energia Electrica Paulista	47,725	663,153
Companhia Energetica de Minas Gerais	1,198,075	2,169,277
Companhia Paranaense de Energia - Copel, B Shares	125,658	621,870
Gerdau S.A.	1,056,411	4,112,724
Itausa - Investimentos Itau S.A.	4,670,916	10,872,087
Lojas Americanas S.A.	831,070	3,146,694
Petroleo Brasileiro S.A. *	4,255,822	19,894,452
Telefonica Brasil S.A.	451,065	4,381,355
Usinas Siderurgicas de Minas Gerais S.A., A Shares	427,596	837,528
		83,564,878

Chile 0.0%
Embotelladora Andina S.A., B Shares	191,287	739,708

Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	4,721,342	1,854,686
Grupo de Inversiones Suramericana S.A.	75,058	868,334
		2,723,020

Russia 0.1%
Surgutneftegas PJSC	9,124,140	5,069,135
Tatneft PJSC *	195,000	1,522,855
Transneft PJSC	1,216	2,572,685
		9,164,675
Total Preferred Stock
(Cost $105,275,793)		96,192,281

39
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

China 0.0%
China Everbright International Ltd. expires 09/13/18 *(b)	1,118,283	86,911
Total Rights
(Cost $—)		86,911

Warrants 0.0% of net assets

Thailand 0.0%
BTS Group Holdings PCL NVDR expires 08/01/19 *(b)	1,057,722	5,171
Total Warrants
(Cost $—)		5,171

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (c)	3,608,502	3,608,502
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)	24,419,093	24,419,093
Total Other Investment Companies
(Cost $28,027,595)		28,027,595

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 09/21/18	205	10,812,725	(144,169)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $23,629,907.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
40
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.8%
Adient plc	44,029	1,906,015
American Axle & Manufacturing Holdings, Inc. *	44,458	787,351
Aptiv plc	118,441	10,423,992
Autoliv, Inc.	38,310	3,413,038
BorgWarner, Inc.	85,750	3,753,278
Cooper Tire & Rubber Co.	23,310	672,494
Cooper-Standard Holding, Inc. *	7,927	1,097,335
Dana, Inc.	64,948	1,271,032
Delphi Technologies plc	39,384	1,387,498
Dorman Products, Inc. *	13,272	1,074,767
Ford Motor Co.	1,746,965	16,561,228
Fox Factory Holding Corp. *	16,540	1,092,467
General Motors Co.	569,700	20,537,685
Gentex Corp.	122,934	2,874,197
Gentherm, Inc. *	18,468	908,626
Harley-Davidson, Inc.	75,846	3,232,557
LCI Industries	11,168	1,038,066
Lear Corp.	30,228	4,902,982
Modine Manufacturing Co. *	17,345	292,263
Motorcar Parts of America, Inc. *	5,671	150,508
Standard Motor Products, Inc.	8,542	433,677
Stoneridge, Inc. *	11,395	341,052
Superior Industries International, Inc.	8,042	174,511
Tenneco, Inc.	23,222	993,669
Tesla, Inc. *(a)	59,890	18,066,417
The Goodyear Tire & Rubber Co.	108,991	2,473,006
Thor Industries, Inc.	21,935	2,093,476
Tower International, Inc.	9,284	313,799
Veoneer, Inc. *	38,200	1,907,708
Visteon Corp. *	13,897	1,534,090
Winnebago Industries, Inc.	13,587	502,040
		106,210,824

Banks 6.4%
1st Source Corp.	12,902	722,383
Access National Corp.	4,271	115,915
Ameris Bancorp	21,656	1,075,220
Arrow Financial Corp.	5,265	207,178
Associated Banc-Corp.	79,847	2,175,831
Banc of California, Inc.	14,584	293,868
BancFirst Corp.	8,676	553,529
BancorpSouth Bank	38,140	1,327,272
Bank of America Corp.	4,220,025	130,525,373
Bank of Hawaii Corp.	18,935	1,574,067
Bank OZK	54,952	2,223,358
BankUnited, Inc.	50,480	1,958,119
Banner Corp.	16,004	1,029,537
BB&T Corp.	347,390	17,946,167
Beneficial Bancorp, Inc.	35,981	633,266
Berkshire Hills Bancorp, Inc.	15,584	658,424
Bofl Holding, Inc. *	23,586	878,343
BOK Financial Corp.	12,786	1,311,204
Boston Private Financial Holdings, Inc.	46,138	666,694
Security	Number of Shares	Value ($)
Bridge Bancorp, Inc.	8,133	284,655
Brookline Bancorp, Inc.	34,113	619,151
Bryn Mawr Bank Corp.	10,750	524,600
Byline Bancorp, Inc. *	7,005	159,924
Cadence BanCorp	17,184	485,448
Camden National Corp.	6,865	314,005
Capitol Federal Financial, Inc.	64,991	858,531
Carolina Financial Corp.	3,500	144,025
Cathay General Bancorp	30,384	1,285,243
CenterState Banks Corp.	30,868	945,178
Central Pacific Financial Corp.	15,692	444,554
Chemical Financial Corp.	35,705	2,039,470
CIT Group, Inc.	55,920	3,033,101
Citigroup, Inc.	1,139,296	81,163,447
Citizens Financial Group, Inc.	213,641	8,793,464
City Holding Co.	7,574	614,100
CoBiz Financial, Inc.	25,476	587,222
Columbia Banking System, Inc.	29,328	1,239,108
Columbia Financial, Inc. *	12,953	219,294
Comerica, Inc.	79,721	7,771,203
Commerce Bancshares, Inc.	43,636	3,100,774
Community Bank System, Inc.	18,955	1,253,494
Community Trust Bancorp, Inc.	9,392	463,965
ConnectOne Bancorp, Inc.	11,628	286,630
Cullen/Frost Bankers, Inc.	27,906	3,094,496
Customers Bancorp, Inc. *	16,484	407,155
CVB Financial Corp.	38,084	915,920
Dime Community Bancshares, Inc.	6,671	121,079
Eagle Bancorp, Inc. *	11,876	639,523
East West Bancorp, Inc.	64,379	4,080,985
Enterprise Financial Services Corp.	13,009	732,407
Essent Group Ltd. *	34,296	1,487,075
F.N.B. Corp.	126,757	1,704,882
FB Financial Corp.	5,940	261,241
FCB Financial Holdings, Inc., Class A *	19,041	986,324
Federal Agricultural Mortgage Corp., Class C	3,859	297,413
Fidelity Southern Corp.	5,171	125,655
Fifth Third Bancorp	310,403	9,135,160
Financial Institutions, Inc.	3,871	125,033
First Bancorp (North Carolina)	8,520	355,454
First BanCorp (Puerto Rico) *	76,473	669,139
First Busey Corp.	22,870	732,983
First Citizens BancShares, Inc., Class A	4,295	2,040,168
First Commonwealth Financial Corp.	49,406	827,550
First Community Bancshares, Inc.	5,765	193,531
First Financial Bancorp	48,101	1,510,371
First Financial Bankshares, Inc.	28,602	1,727,561
First Financial Corp.	4,472	230,084
First Foundation, Inc. *	6,871	111,173
First Hawaiian, Inc.	40,225	1,166,123
First Horizon National Corp.	144,743	2,666,166
First Interstate BancSystem, Inc., Class A	15,492	719,603
First Merchants Corp.	19,460	936,415
First Midwest Bancorp, Inc.	37,870	1,029,307
First Republic Bank	70,941	7,206,896
Flagstar Bancorp, Inc. *	7,858	259,707
Flushing Financial Corp.	17,284	448,001
Fulton Financial Corp.	91,208	1,659,986

1
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
German American Bancorp, Inc.	8,491	319,177
Glacier Bancorp, Inc.	33,484	1,529,549
Great Southern Bancorp, Inc.	3,996	236,963
Great Western Bancorp, Inc.	27,878	1,213,808
Green Bancorp, Inc.	10,755	258,120
Guaranty Bancorp	5,371	167,844
Hancock Whitney Corp.	34,083	1,756,979
Hanmi Financial Corp.	16,004	417,704
HarborOne Bancorp, Inc. *	12,495	246,276
Heartland Financial USA, Inc.	11,863	721,270
Heritage Commerce Corp.	7,942	125,801
Heritage Financial Corp.	9,952	361,258
Hilltop Holdings, Inc.	27,369	567,907
Home BancShares, Inc.	79,033	1,850,163
HomeStreet, Inc. *	10,428	307,105
HomeTrust Bancshares, Inc. *	4,471	128,765
Hope Bancorp, Inc.	57,318	1,003,638
Horizon Bancorp, Inc.	7,937	162,153
Huntington Bancshares, Inc.	488,137	7,912,701
IBERIABANK Corp.	25,362	2,197,617
Independent Bank Corp.	15,364	1,399,660
Independent Bank Group, Inc.	10,243	709,328
International Bancshares Corp.	31,780	1,488,893
Investors Bancorp, Inc.	120,632	1,544,090
JPMorgan Chase & Co.	1,524,401	174,665,867
Kearny Financial Corp.	35,218	482,487
KeyCorp	462,981	9,755,010
Lakeland Bancorp, Inc.	15,839	305,693
Lakeland Financial Corp.	12,507	616,220
LegacyTexas Financial Group, Inc.	19,740	913,370
LendingTree, Inc. *	3,508	888,752
Live Oak Bancshares, Inc.	13,858	419,204
M&T Bank Corp.	66,544	11,788,270
MB Financial, Inc.	34,400	1,667,024
Mercantile Bank Corp.	7,830	277,260
Merchants Bancorp	4,536	118,435
Meridian Bancorp, Inc.	32,168	575,807
Meta Financial Group, Inc.	4,569	395,675
MGIC Investment Corp. *	162,027	2,060,983
Midland States Bancorp, Inc.	5,665	195,046
National Bank Holdings Corp., Class A	8,732	350,590
National Commerce Corp. *	2,700	118,800
NBT Bancorp, Inc.	25,196	1,019,934
New York Community Bancorp, Inc.	205,789	2,216,348
Nicolet Bankshares, Inc. *	2,200	121,792
NMI Holdings, Inc., Class A *	28,811	622,318
Northfield Bancorp, Inc.	23,013	374,652
Northwest Bancshares, Inc.	56,805	1,034,987
OceanFirst Financial Corp.	20,817	607,856
Ocwen Financial Corp. *	60,065	251,072
OFG Bancorp	19,106	309,517
Old National Bancorp	57,160	1,160,348
Opus Bank	4,271	121,083
Origin Bancorp, Inc.	3,236	131,123
Oritani Financial Corp.	16,766	271,609
Pacific Premier Bancorp, Inc. *	13,406	530,207
PacWest Bancorp	55,090	2,781,494
Park National Corp.	7,744	853,002
Peapack Gladstone Financial Corp.	3,500	116,935
People's United Financial, Inc.	168,973	3,127,690
Peoples Bancorp, Inc.	7,204	258,335
Peoples Financial Services Corp.	2,567	118,031
PHH Corp. *	11,913	129,256
Pinnacle Financial Partners, Inc.	31,331	2,022,416
Popular, Inc.	44,441	2,237,160
Preferred Bank	7,743	473,949
Prosperity Bancshares, Inc.	30,746	2,301,031
Provident Financial Services, Inc.	30,296	764,368
Security	Number of Shares	Value ($)
QCR Holdings, Inc.	2,700	117,450
Radian Group, Inc.	90,898	1,847,956
Regions Financial Corp.	509,511	9,915,084
Renasant Corp.	16,876	787,940
Republic Bancorp, Inc., Class A	2,695	131,004
S&T Bancorp, Inc.	20,350	949,531
Sandy Spring Bancorp, Inc.	14,020	546,780
Seacoast Banking Corp. of Florida *	27,200	860,064
ServisFirst Bancshares, Inc.	19,850	855,535
Signature Bank	23,797	2,754,265
Simmons First National Corp., Class A	40,828	1,290,165
South State Corp.	16,222	1,337,504
Southside Bancshares, Inc.	16,803	598,187
State Bank Financial Corp.	24,435	796,092
Sterling Bancorp	95,717	2,187,133
Sterling Bancorp, Inc.	9,166	112,284
Stock Yards Bancorp, Inc.	8,427	326,125
SunTrust Banks, Inc.	209,993	15,447,085
SVB Financial Group *	23,304	7,521,366
Synovus Financial Corp.	57,306	2,868,738
TCF Financial Corp.	75,988	1,926,296
Texas Capital Bancshares, Inc. *	21,365	1,899,348
TFS Financial Corp.	27,289	421,342
The Bancorp, Inc. *	29,073	291,602
The First of Long Island Corp.	14,792	322,466
The PNC Financial Services Group, Inc.	209,724	30,103,783
Tompkins Financial Corp.	6,549	575,461
Towne Bank	37,074	1,208,612
TriCo Bancshares	13,014	505,984
TriState Capital Holdings, Inc. *	10,282	305,889
Triumph Bancorp, Inc. *	9,060	384,597
TrustCo Bank Corp.	38,000	351,500
Trustmark Corp.	30,296	1,074,902
U.S. Bancorp	698,577	37,800,001
UMB Financial Corp.	18,448	1,388,028
Umpqua Holdings Corp.	106,510	2,279,314
Union Bankshares Corp.	22,812	948,979
United Bankshares, Inc.	53,571	2,110,697
United Community Banks, Inc.	30,652	929,982
United Financial Bancorp, Inc.	23,014	408,959
Univest Corp. of Pennsylvania	16,352	466,032
Valley National Bancorp	98,619	1,188,359
Veritex Holdings, Inc. *	8,582	262,781
Walker & Dunlop, Inc.	14,282	778,369
Washington Federal, Inc.	45,444	1,549,640
Washington Trust Bancorp, Inc.	9,292	557,520
Waterstone Financial, Inc.	7,071	119,500
Webster Financial Corp.	38,209	2,498,104
Wells Fargo & Co.	1,961,391	114,702,146
WesBanco, Inc.	20,741	1,023,568
Westamerica Bancorp	15,770	1,009,753
Western Alliance Bancorp *	42,524	2,451,509
Wintrust Financial Corp.	24,375	2,158,406
WMIH Corp. *	353,564	533,882
WSFS Financial Corp.	12,507	610,342
Zions Bancorp	87,769	4,677,210
		858,363,826

Capital Goods 7.1%
3M Co.	265,292	55,955,389
A.O. Smith Corp.	62,522	3,631,278
AAON, Inc.	16,569	669,388
AAR Corp.	15,148	706,957
Actuant Corp., Class A	29,036	855,110
Acuity Brands, Inc.	18,935	2,894,025
Advanced Drainage Systems, Inc.	19,945	625,276
AECOM *	69,780	2,347,399

2
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Aegion Corp. *	17,340	432,806
Aerojet Rocketdyne Holdings, Inc. *	32,876	1,154,276
Aerovironment, Inc. *	9,642	848,110
AGCO Corp.	28,235	1,684,500
Air Lease Corp.	40,803	1,885,507
Aircastle Ltd.	26,786	560,363
Alamo Group, Inc.	4,907	467,637
Albany International Corp., Class A	11,659	899,492
Allegion plc	41,564	3,625,212
Allison Transmission Holdings, Inc.	60,098	2,984,467
Altra Industrial Motion Corp.	11,957	466,921
Ameresco, Inc., Class A *	10,767	154,506
American Railcar Industries, Inc.	3,122	143,050
American Woodmark Corp. *	6,429	546,144
AMETEK, Inc.	102,249	7,869,083
Apogee Enterprises, Inc.	13,749	676,726
Applied Industrial Technologies, Inc.	17,341	1,336,124
Arconic, Inc.	189,818	4,248,127
Argan, Inc.	6,398	254,640
Armstrong Flooring, Inc. *	8,854	155,034
Armstrong World Industries, Inc. *	21,818	1,522,896
Astec Industries, Inc.	7,710	375,092
Astronics Corp. *	9,538	414,998
Atkore International Group, Inc. *	16,135	441,776
Axon Enterprise, Inc. *	25,715	1,755,306
AZZ, Inc.	12,971	697,191
Babcock & Wilcox Enterprises, Inc. *	178,029	249,241
Barnes Group, Inc.	21,214	1,443,825
Beacon Roofing Supply, Inc. *	30,890	1,145,401
BMC Stock Holdings, Inc. *	29,728	668,880
Briggs & Stratton Corp.	19,176	386,588
Builders FirstSource, Inc. *	49,471	772,737
BWX Technologies, Inc.	46,860	2,873,455
CAI International, Inc. *	5,871	158,458
Carlisle Cos., Inc.	26,509	3,361,606
Caterpillar, Inc.	267,241	37,106,413
Chart Industries, Inc. *	16,453	1,243,024
CIRCOR International, Inc.	9,038	409,964
Colfax Corp. *	43,584	1,521,953
Columbus McKinnon Corp.	10,111	430,021
Comfort Systems USA, Inc.	15,460	887,404
Continental Building Products, Inc. *	13,301	496,127
Crane Co.	22,722	2,074,064
CSW Industrials, Inc. *	8,630	483,280
Cubic Corp.	10,792	816,954
Cummins, Inc.	68,597	9,727,055
Curtiss-Wright Corp.	18,935	2,536,343
Deere & Co.	144,319	20,753,072
Donaldson Co., Inc.	58,868	2,978,721
Douglas Dynamics, Inc.	11,109	508,792
Dover Corp.	68,894	5,915,928
DXP Enterprises, Inc. *	7,015	321,918
Dycom Industries, Inc. *	13,594	1,140,673
Eaton Corp. plc	196,961	16,375,338
EMCOR Group, Inc.	26,509	2,123,371
Emerson Electric Co.	280,088	21,491,152
Encore Wire Corp.	8,045	404,261
Energy Recovery, Inc. *(a)	14,660	142,055
EnerSys	19,129	1,587,516
Engility Holdings, Inc. *	7,592	263,518
EnPro Industries, Inc.	7,726	579,991
ESCO Technologies, Inc.	12,946	875,797
Esterline Technologies Corp. *	11,730	1,008,194
Evoqua Water Technologies Corp. *	26,592	515,353
Fastenal Co.	126,500	7,382,540
Federal Signal Corp.	26,555	691,227
Flowserve Corp.	60,675	3,162,381
Fluor Corp.	65,213	3,743,878
Security	Number of Shares	Value ($)
Fortive Corp.	137,374	11,536,669
Fortune Brands Home & Security, Inc.	64,879	3,437,289
Foundation Building Materials, Inc. *	8,161	112,703
Franklin Electric Co., Inc.	16,392	801,569
Gardner Denver Holdings, Inc. *	31,711	886,640
Gates Industrial Corp. plc *	16,821	306,647
GATX Corp.	18,117	1,529,981
Generac Holdings, Inc. *	26,803	1,487,298
General Dynamics Corp.	123,695	23,922,613
General Electric Co.	3,880,895	50,218,781
Gibraltar Industries, Inc. *	16,076	729,850
Global Brass & Copper Holdings, Inc.	7,768	299,456
GMS, Inc. *	16,640	413,504
Graco, Inc.	79,527	3,738,564
GrafTech International Ltd.	16,248	300,263
Graham Corp.	4,928	137,048
Granite Construction, Inc.	18,317	836,721
Great Lakes Dredge & Dock Corp. *	24,412	133,656
Griffon Corp.	13,379	244,167
H&E Equipment Services, Inc.	13,521	470,666
Harris Corp.	53,410	8,679,659
Harsco Corp. *	36,805	1,039,741
HD Supply Holdings, Inc. *	85,738	3,908,795
HEICO Corp.	18,043	1,636,139
HEICO Corp., Class A	31,887	2,375,582
Herc Holdings, Inc. *	12,095	635,955
Hexcel Corp.	38,326	2,534,115
Hillenbrand, Inc.	30,296	1,549,640
Honeywell International, Inc.	335,198	53,316,594
Hubbell, Inc.	23,683	2,992,584
Huntington Ingalls Industries, Inc.	19,632	4,799,435
Hyster-Yale Materials Handling, Inc.	4,445	274,257
IDEX Corp.	34,083	5,221,856
Illinois Tool Works, Inc.	136,687	18,983,091
Ingersoll-Rand plc	112,592	11,404,444
Insteel Industries, Inc.	8,156	312,783
ITT, Inc.	37,870	2,238,496
Jacobs Engineering Group, Inc.	53,018	3,853,878
JELD-WEN Holding, Inc. *	28,347	689,399
John Bean Technologies Corp.	13,745	1,626,034
Johnson Controls International plc	416,678	15,737,928
Kadant, Inc.	6,260	632,573
Kaman Corp.	11,915	776,977
KBR, Inc.	59,315	1,244,429
Kennametal, Inc.	35,796	1,461,909
KLX, Inc. *	22,148	1,635,408
Kratos Defense & Security Solutions, Inc. *	39,024	521,361
L.B. Foster Co., Class A *	5,284	120,211
L3 Technologies, Inc.	35,127	7,507,342
Lennox International, Inc.	15,775	3,514,828
Lincoln Electric Holdings, Inc.	26,264	2,473,018
Lindsay Corp.	4,008	383,846
Lockheed Martin Corp.	111,481	35,719,627
Lydall, Inc. *	9,720	416,016
Masco Corp.	142,229	5,400,435
Masonite International Corp. *	13,562	907,976
MasTec, Inc. *	28,436	1,245,497
Mercury Systems, Inc. *	21,370	1,164,879
Meritor, Inc. *	42,181	913,640
Milacron Holdings Corp. *	22,172	470,046
Moog, Inc., Class A	15,432	1,217,739
MRC Global, Inc. *	42,355	872,937
MSC Industrial Direct Co., Inc., Class A	20,274	1,733,022
Mueller Industries, Inc.	27,604	882,500
Mueller Water Products, Inc., Class A	76,214	881,796
MYR Group, Inc. *	7,291	253,508
National Presto Industries, Inc.	3,300	437,580

3
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Navistar International Corp. *	28,022	1,220,919
NCI Building Systems, Inc. *	17,357	293,333
Nexeo Solutions, Inc. *	25,445	254,704
NN, Inc.	12,348	246,960
Nordson Corp.	22,722	3,158,812
Northrop Grumman Corp.	77,903	23,253,266
NOW, Inc. *	45,651	784,741
nVent Electric plc	74,119	2,082,003
Omega Flex, Inc.	3,600	319,500
Oshkosh Corp.	34,146	2,399,098
Owens Corning	47,648	2,697,830
PACCAR, Inc.	155,415	10,633,494
Park-Ohio Holdings Corp.	2,800	116,060
Parker-Hannifin Corp.	58,489	10,270,668
Patrick Industries, Inc. *	11,019	705,216
Pentair plc	76,395	3,321,655
PGT Innovations, Inc. *	24,674	599,578
Plug Power, Inc. *(a)	106,122	209,060
Powell Industries, Inc.	3,456	135,302
Preformed Line Products Co.	1,628	133,008
Primoris Services Corp.	19,333	484,485
Proto Labs, Inc. *	11,689	1,817,055
Quanex Building Products Corp.	15,192	249,149
Quanta Services, Inc. *	64,684	2,237,420
Raven Industries, Inc.	18,184	880,106
Raytheon Co.	129,345	25,796,567
RBC Bearings, Inc. *	11,361	1,701,991
Regal Beloit Corp.	21,118	1,767,577
REV Group, Inc. (a)	15,960	271,480
Rexnord Corp. *	49,951	1,450,078
Rockwell Automation, Inc.	55,874	10,110,959
Rockwell Collins, Inc.	73,020	9,927,069
Roper Technologies, Inc.	45,997	13,724,125
Rush Enterprises, Inc., Class A	11,750	504,780
Rush Enterprises, Inc., Class B	3,444	152,569
Sensata Technologies Holding plc *	73,869	3,911,364
Simpson Manufacturing Co., Inc.	20,302	1,558,585
SiteOne Landscape Supply, Inc. *	17,208	1,555,087
Snap-on, Inc.	25,022	4,423,389
Spirit AeroSystems Holdings, Inc., Class A	51,983	4,444,547
SPX Corp. *	16,082	546,627
SPX FLOW, Inc. *	19,620	940,583
Standex International Corp.	6,789	732,533
Stanley Black & Decker, Inc.	68,136	9,575,152
Sun Hydraulics Corp.	12,218	615,054
Sunrun, Inc. *	29,349	385,059
Systemax, Inc.	4,371	159,542
Teledyne Technologies, Inc. *	15,195	3,605,166
Tennant Co.	8,615	659,478
Terex Corp.	33,901	1,313,664
Textron, Inc.	117,397	8,103,915
The Boeing Co.	245,434	84,132,321
The Gorman-Rupp Co.	6,324	231,838
The Greenbrier Cos., Inc.	14,621	848,018
The KeyW Holding Corp. *	16,184	137,726
The Manitowoc Co., Inc. *	16,018	371,457
The Middleby Corp. *	25,452	3,093,436
The Timken Co.	31,445	1,529,799
The Toro Co.	46,032	2,798,285
Thermon Group Holdings, Inc. *	17,174	460,263
Titan International, Inc.	26,579	198,811
Titan Machinery, Inc. *	6,071	109,642
TPI Composites, Inc. *	5,371	150,549
TransDigm Group, Inc. *	21,431	7,500,850
Trex Co., Inc. *	26,512	2,245,566
TriMas Corp. *	20,011	614,338
Trinity Industries, Inc.	66,448	2,381,496
Security	Number of Shares	Value ($)
Triton International Ltd.	23,376	883,145
Triumph Group, Inc.	23,564	490,131
Tutor Perini Corp. *	15,756	320,635
United Rentals, Inc. *	36,889	5,749,888
United Technologies Corp.	332,657	43,810,927
Univar, Inc. *	50,326	1,400,069
Universal Forest Products, Inc.	30,038	1,125,224
USG Corp. *	38,361	1,653,359
Valmont Industries, Inc.	9,680	1,359,072
Veritiv Corp. *	3,200	152,800
W.W. Grainger, Inc.	22,945	8,124,136
Wabash National Corp.	26,780	488,467
WABCO Holdings, Inc. *	21,683	2,668,744
Wabtec Corp.	38,070	4,123,742
Watsco, Inc.	15,116	2,645,149
Watts Water Technologies, Inc., Class A	11,455	944,465
Welbilt, Inc. *	64,379	1,424,707
Wesco Aircraft Holdings, Inc. *	25,344	307,930
WESCO International, Inc. *	23,275	1,423,266
Willscot Corp. *	9,642	168,253
Woodward, Inc.	24,304	1,957,930
Xylem, Inc.	82,276	6,245,571
		952,899,232

Commercial & Professional Services 1.0%
ABM Industries, Inc.	27,915	885,464
Acacia Research Corp. *	30,997	120,888
ACCO Brands Corp.	46,652	578,485
ADT, Inc. (a)	50,260	449,827
Advanced Disposal Services, Inc. *	23,060	615,241
ASGN, Inc. *	21,604	2,000,314
Barrett Business Services, Inc.	2,938	220,438
Brady Corp., Class A	24,321	983,784
Casella Waste Systems, Inc., Class A *	18,926	537,120
CBIZ, Inc. *	24,199	578,356
Cintas Corp.	38,637	8,243,977
Clean Harbors, Inc. *	22,722	1,558,502
Copart, Inc. *	91,768	5,901,600
CoStar Group, Inc. *	16,401	7,251,866
Covanta Holding Corp.	61,602	1,087,275
Deluxe Corp.	22,722	1,345,597
Ennis, Inc.	6,071	132,348
Equifax, Inc.	54,518	7,303,776
Essendant, Inc.	16,820	242,713
Exponent, Inc.	25,986	1,360,367
Forrester Research, Inc.	2,800	137,760
Franklin Covey Co. *	4,471	114,458
FTI Consulting, Inc. *	15,620	1,190,556
Healthcare Services Group, Inc.	30,296	1,248,498
Heidrick & Struggles International, Inc.	8,233	363,899
Heritage-Crystal Clean, Inc. *	5,171	120,484
Herman Miller, Inc.	26,660	1,021,078
HNI Corp.	22,722	1,002,040
Huron Consulting Group, Inc. *	11,607	574,547
ICF International, Inc.	7,780	635,237
IHS Markit Ltd. *	159,123	8,751,765
InnerWorkings, Inc. *	13,013	101,762
Insperity, Inc.	17,101	2,049,555
Interface, Inc.	29,692	699,247
KAR Auction Services, Inc.	62,323	3,907,029
Kelly Services, Inc., Class A	11,820	297,982
Kforce, Inc.	11,496	483,407
Kimball International, Inc., Class B	21,301	372,128
Knoll, Inc.	19,154	450,885
Korn/Ferry International	24,471	1,642,738
LSC Communications, Inc.	17,169	209,977
ManpowerGroup, Inc.	28,279	2,650,591

4
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Matthews International Corp., Class A	15,148	786,181
McGrath RentCorp	9,844	570,952
Mistras Group, Inc. *	6,171	140,761
Mobile Mini, Inc.	20,592	883,397
MSA Safety, Inc.	14,754	1,491,482
Multi-Color Corp.	5,421	334,747
Navigant Consulting, Inc. *	15,544	371,346
Nielsen Holdings plc	152,056	3,953,456
PICO Holdings, Inc. *	11,555	138,082
Pitney Bowes, Inc.	82,273	597,302
Quad/Graphics, Inc.	13,188	300,291
R.R. Donnelley & Sons Co.	27,899	141,169
Republic Services, Inc.	99,275	7,282,814
Resources Connection, Inc.	15,648	258,974
Robert Half International, Inc.	53,395	4,174,421
Rollins, Inc.	45,678	2,744,334
SP Plus Corp. *	11,892	462,599
Steelcase, Inc., Class A	38,260	558,596
Stericycle, Inc. *	37,870	2,336,200
Team, Inc. *	12,785	297,891
Tetra Tech, Inc.	26,544	1,852,771
The Brink's Co.	22,722	1,706,422
The Dun & Bradstreet Corp.	15,648	2,236,412
TransUnion	67,341	5,070,777
TriNet Group, Inc. *	18,031	1,065,091
TrueBlue, Inc. *	20,855	611,052
UniFirst Corp.	7,574	1,402,705
US Ecology, Inc.	8,736	635,544
Verisk Analytics, Inc. *	69,201	8,241,147
Viad Corp.	10,762	662,939
VSE Corp.	2,400	92,592
WageWorks, Inc. *	18,371	982,848
Waste Management, Inc.	177,671	16,150,294
		137,959,150

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	20,845	563,857
American Outdoor Brands Corp. *	21,081	295,766
Beazer Homes USA, Inc. *	12,976	166,223
Brunswick Corp.	37,870	2,515,325
Callaway Golf Co.	44,765	1,021,090
Carter's, Inc.	21,365	2,263,194
Cavco Industries, Inc. *	3,931	964,667
Century Communities, Inc. *	9,476	277,173
Columbia Sportswear Co.	13,729	1,245,220
Crocs, Inc. *	45,636	942,840
D.R. Horton, Inc.	149,770	6,666,263
Deckers Outdoor Corp. *	13,165	1,604,024
Ethan Allen Interiors, Inc.	8,146	181,248
Fossil Group, Inc. *	22,911	519,392
G-III Apparel Group Ltd. *	18,287	831,693
Garmin Ltd.	49,231	3,354,600
GoPro, Inc., Class A *	48,658	311,898
Hanesbrands, Inc.	160,279	2,811,294
Hasbro, Inc.	50,615	5,026,576
Helen of Troy Ltd. *	12,456	1,481,641
Hovnanian Enterprises, Inc., Class A *	65,185	101,689
Installed Building Products, Inc. *	9,806	456,469
iRobot Corp. *(a)	13,182	1,496,157
Johnson Outdoors, Inc., Class A	1,800	182,304
KB Home	39,780	988,533
La-Z-Boy, Inc.	23,256	773,262
Leggett & Platt, Inc.	57,146	2,596,714
Lennar Corp., B Shares	11,723	494,476
Lennar Corp., Class A	120,562	6,229,439
LGI Homes, Inc. *	8,453	486,893
Libbey, Inc.	17,355	170,600
Security	Number of Shares	Value ($)
Lululemon Athletica, Inc. *	42,953	6,654,708
M.D.C Holdings, Inc.	19,230	609,591
M/I Homes, Inc. *	11,620	301,074
Malibu Boats, Inc., Class A *	8,530	411,231
Mattel, Inc. *	154,064	2,377,208
Meritage Homes Corp. *	19,010	820,281
Michael Kors Holdings Ltd. *	66,400	4,821,968
Mohawk Industries, Inc. *	27,957	5,356,282
Movado Group, Inc.	6,367	271,234
Nautilus, Inc. *	9,842	144,185
Newell Brands, Inc.	216,009	4,691,715
NIKE, Inc., Class B	573,315	47,126,493
NVR, Inc. *	1,448	3,863,916
Oxford Industries, Inc.	7,576	705,250
Perry Ellis International, Inc. *	4,571	125,840
Polaris Industries, Inc.	26,587	2,883,360
PulteGroup, Inc.	121,094	3,384,577
PVH Corp.	34,466	4,934,153
Ralph Lauren Corp.	24,210	3,215,330
Roku, Inc. *	19,788	1,177,188
Skechers U.S.A., Inc., Class A *	61,260	1,805,945
Steven Madden Ltd.	24,301	1,413,103
Sturm Ruger & Co., Inc.	9,109	596,184
Tapestry, Inc.	128,708	6,524,209
Taylor Morrison Home Corp., Class A *	46,611	907,050
Tempur Sealy International, Inc. *	21,322	1,181,026
Toll Brothers, Inc.	66,051	2,393,028
TopBuild Corp. *	16,488	1,026,873
TRI Pointe Group, Inc. *	64,227	930,649
Tupperware Brands Corp.	22,524	732,480
Under Armour, Inc., Class A *	86,517	1,769,273
Under Armour, Inc., Class C *	79,868	1,515,096
Unifi, Inc. *	8,741	278,051
Universal Electronics, Inc. *	7,580	327,456
Vera Bradley, Inc. *	8,608	126,193
VF Corp.	145,160	13,373,591
Vista Outdoor, Inc. *	25,018	462,082
Whirlpool Corp.	29,151	3,643,292
William Lyon Homes, Class A *	11,820	231,317
Wolverine World Wide, Inc.	41,848	1,639,605
		181,772,607

Consumer Services 2.1%
Adtalem Global Education, Inc. *	28,608	1,368,893
American Public Education, Inc. *	6,506	226,084
Aramark	106,356	4,369,104
BBX Capital Corp.	33,475	248,719
Belmond Ltd., Class A *	37,870	634,323
Biglari Holdings, Inc., Class A *	30	28,744
Biglari Holdings, Inc., Class B *	300	59,265
BJ's Restaurants, Inc.	7,567	572,822
Bloomin' Brands, Inc.	44,707	862,845
Bojangles', Inc. *	8,545	124,757
Boyd Gaming Corp.	35,142	1,279,872
Bridgepoint Education, Inc. *	17,473	205,482
Bright Horizons Family Solutions, Inc. *	27,194	3,247,779
Brinker International, Inc.	20,122	891,002
Caesars Entertainment Corp. *	58,849	600,260
Career Education Corp. *	32,752	522,394
Carnival Corp.	183,339	11,273,515
Carriage Services, Inc.	5,424	123,504
Carrols Restaurant Group, Inc. *	9,842	155,504
Chegg, Inc. *	39,780	1,288,076
Chipotle Mexican Grill, Inc. *	10,680	5,074,922
Choice Hotels International, Inc.	16,267	1,269,639
Churchill Downs, Inc.	4,914	1,388,696
Chuy's Holdings, Inc. *	8,614	249,375

5
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Cracker Barrel Old Country Store, Inc. (a)	11,361	1,693,811
Darden Restaurants, Inc.	54,693	6,346,576
Dave & Buster's Entertainment, Inc. *	17,091	994,183
Del Frisco's Restaurant Group, Inc. *	8,142	76,942
Denny's Corp. *	30,049	452,838
Dine Brands Global, Inc.	7,245	604,378
Domino's Pizza, Inc.	19,060	5,690,554
Drive Shack, Inc. *	20,091	124,564
Dunkin' Brands Group, Inc.	38,243	2,787,532
El Pollo Loco Holdings, Inc. *	11,659	138,742
Eldorado Resorts, Inc. *	28,906	1,388,933
Extended Stay America, Inc.	82,970	1,674,335
Fiesta Restaurant Group, Inc. *	11,442	328,958
Graham Holdings Co., Class B	1,912	1,075,787
Grand Canyon Education, Inc. *	21,620	2,575,807
H&R Block, Inc.	91,922	2,487,409
Hilton Grand Vacations, Inc. *	41,364	1,350,948
Hilton Worldwide Holdings, Inc.	124,928	9,696,911
Houghton Mifflin Harcourt Co. *	49,829	321,397
Hyatt Hotels Corp., Class A	21,872	1,692,018
ILG, Inc.	47,330	1,615,373
International Speedway Corp., Class A	11,503	507,857
Jack in the Box, Inc.	13,238	1,199,892
K12, Inc. *	19,578	324,212
Las Vegas Sands Corp.	163,714	10,710,170
Laureate Education, Inc., Class A *	17,239	275,307
Marriott International, Inc., Class A	132,025	16,697,202
Marriott Vacations Worldwide Corp.	11,563	1,375,997
McDonald's Corp.	351,629	57,044,773
MGM Resorts International	224,873	6,519,068
Monarch Casino & Resort, Inc. *	2,700	127,035
Noodles & Co. *	28,129	345,987
Norwegian Cruise Line Holdings Ltd. *	91,134	4,885,694
Papa John's International, Inc.	11,038	509,073
Penn National Gaming, Inc. *	38,830	1,338,082
Pinnacle Entertainment, Inc. *	23,321	798,511
Planet Fitness, Inc., Class A *	39,320	2,019,868
Playa Hotels & Resorts N.V. *	23,478	242,528
PlayAGS, Inc. *	10,780	345,391
Potbelly Corp. *	9,542	129,294
Red Robin Gourmet Burgers, Inc. *	6,176	255,069
Red Rock Resorts, Inc., Class A	28,888	942,904
Regis Corp. *	15,712	336,080
Royal Caribbean Cruises Ltd.	75,700	9,279,306
Ruth's Hospitality Group, Inc.	14,821	456,487
Scientific Games Corp., Class A *	24,132	731,200
SeaWorld Entertainment, Inc. *	32,752	960,289
Service Corp. International	84,063	3,527,283
ServiceMaster Global Holdings, Inc. *	60,968	3,674,541
Shake Shack, Inc., Class A *	8,797	531,779
Six Flags Entertainment Corp.	35,715	2,412,548
Sonic Corp.	15,239	546,471
Sotheby's *	16,002	768,416
Speedway Motorsports, Inc.	7,278	130,203
Starbucks Corp.	617,576	33,009,437
Strategic Education, Inc.	9,647	1,338,714
Texas Roadhouse, Inc.	28,467	1,962,800
The Cheesecake Factory, Inc.	19,377	1,030,275
The Habit Restaurants, Inc., Class A *	12,882	213,197
The Wendy's Co.	77,886	1,374,688
Vail Resorts, Inc.	17,802	5,305,886
Weight Watchers International, Inc. *	16,322	1,222,518
Wingstop, Inc.	13,405	897,465
Wyndham Destinations, Inc.	43,706	1,931,805
Wyndham Hotels & Resorts, Inc.	43,706	2,480,316
Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	37,593	5,576,546
Yum! Brands, Inc.	146,094	12,694,108
		278,169,844

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	25,722	3,757,727
AG Mortgage Investment Trust, Inc.	19,705	370,454
AGNC Investment Corp.	211,585	4,024,347
Ally Financial, Inc.	197,342	5,304,553
American Express Co.	318,234	33,726,439
Ameriprise Financial, Inc.	66,037	9,374,613
Annaly Capital Management, Inc.	527,073	5,597,515
Anworth Mortgage Asset Corp.	61,328	299,281
Apollo Commercial Real Estate Finance, Inc.	42,942	834,363
Arbor Realty Trust, Inc.	14,313	175,477
Arlington Asset Investment Corp., Class A (a)	10,742	109,246
ARMOUR Residential REIT, Inc.	24,918	586,071
Artisan Partners Asset Management, Inc., Class A	24,566	814,363
AXA Equitable Holdings, Inc.	52,616	1,207,537
Berkshire Hathaway, Inc., Class B *	862,833	180,090,504
BGC Partners, Inc., Class A	115,668	1,436,597
BlackRock, Inc.	55,055	26,374,648
Blackstone Mortgage Trust, Inc., Class A	43,621	1,485,731
Blucora, Inc. *	21,885	792,237
Cannae Holdings, Inc. *	31,698	616,209
Capital One Financial Corp.	215,623	21,366,083
Capstead Mortgage Corp.	31,888	267,859
Cboe Global Markets, Inc.	49,864	5,026,291
Chimera Investment Corp.	80,718	1,503,776
CME Group, Inc.	152,683	26,678,301
Cohen & Steers, Inc.	11,361	472,277
Cowen, Inc., Class A *	8,742	132,878
Credit Acceptance Corp. *	5,787	2,642,981
Diamond Hill Investment Group, Inc.	1,300	242,567
Discover Financial Services	159,987	12,498,184
Donnelley Financial Solutions, Inc. *	17,525	366,097
Dynex Capital, Inc.	19,755	126,630
E*TRADE Financial Corp. *	117,845	6,936,357
Eaton Vance Corp.	49,231	2,595,951
Encore Capital Group, Inc. *	12,837	497,434
Enova International, Inc. *	14,367	476,984
Evercore, Inc., Class A	19,087	2,026,085
Exantas Capital Corp.	12,805	151,739
EZCORP, Inc., Class A *	21,133	234,576
FactSet Research Systems, Inc.	18,172	4,168,475
Federated Investors, Inc., Class B	43,784	1,014,037
FGL Holdings *	62,892	547,789
FirstCash, Inc.	19,425	1,579,252
Franklin Resources, Inc.	147,723	4,688,728
Granite Point Mortgage Trust, Inc.	13,503	258,447
Green Dot Corp., Class A *	21,553	1,846,446
Greenhill & Co., Inc.	12,173	334,758
Hamilton Lane, Inc., Class A	6,791	331,265
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,252	695,353
Houlihan Lokey, Inc.	16,352	769,035
Interactive Brokers Group, Inc., Class A	33,291	2,069,369
Intercontinental Exchange, Inc.	259,702	19,797,083
INTL FCStone, Inc. *	4,775	266,254
Invesco Ltd.	179,057	4,315,274
Invesco Mortgage Capital, Inc.	60,776	986,394
Investment Technology Group, Inc.	15,692	343,341
Janus Henderson Group plc	77,534	2,190,335
Jefferies Financial Group, Inc.	140,999	3,273,997

6
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
KKR Real Estate Finance Trust, Inc.	6,219	131,843
Ladder Capital Corp., Class A	42,100	731,277
Ladenburg Thalmann Financial Services, Inc.	40,760	140,622
Lazard Ltd., Class A	56,869	2,737,674
Legg Mason, Inc.	42,650	1,330,680
LendingClub Corp. *	155,032	559,666
LPL Financial Holdings, Inc.	39,600	2,623,104
MarketAxess Holdings, Inc.	16,608	3,152,531
MFA Financial, Inc.	200,642	1,536,918
Moelis & Co., Class A	18,972	1,101,325
Moody's Corp.	73,720	13,123,634
Morgan Stanley	608,840	29,729,657
Morningstar, Inc.	7,888	1,122,620
MSCI, Inc.	40,598	7,318,195
MTGE Investment Corp.	29,418	576,593
Nasdaq, Inc.	50,824	4,850,643
Navient Corp.	121,033	1,650,890
Nelnet, Inc., Class A	9,346	538,797
New Residential Investment Corp.	144,234	2,678,425
New York Mortgage Trust, Inc.	24,526	156,966
Northern Trust Corp.	95,754	10,289,725
On Deck Capital, Inc. *	17,411	143,118
OneMain Holdings, Inc. *	33,565	1,231,835
PennyMac Mortgage Investment Trust	32,152	642,397
Piper Jaffray Cos.	6,927	533,379
PJT Partners, Inc., Class A	7,609	440,713
PRA Group, Inc. *	19,645	718,025
Raymond James Financial, Inc.	56,799	5,284,579
Redwood Trust, Inc.	41,657	707,336
S&P Global, Inc.	113,171	23,432,056
Safeguard Scientifics, Inc. *	9,598	98,859
Santander Consumer USA Holdings, Inc.	54,449	1,175,009
SEI Investments Co.	56,670	3,574,744
SLM Corp. *	182,600	2,140,072
Starwood Property Trust, Inc.	108,905	2,399,177
State Street Corp.	164,587	14,304,256
Stifel Financial Corp.	30,572	1,708,058
Synchrony Financial	320,662	10,155,366
T. Rowe Price Group, Inc.	107,113	12,413,326
TD Ameritrade Holding Corp.	119,629	7,006,671
The Bank of New York Mellon Corp.	454,462	23,700,193
The Charles Schwab Corp. (b)	534,013	27,122,520
The Goldman Sachs Group, Inc.	158,096	37,596,810
TPG RE Finance Trust, Inc.	20,164	416,387
Two Harbors Investment Corp.	114,257	1,784,694
Virtu Financial, Inc., Class A	25,914	564,925
Virtus Investment Partners, Inc.	2,734	352,686
Voya Financial, Inc.	77,841	3,897,499
Waddell & Reed Financial, Inc., Class A	42,384	848,528
Western Asset Mortgage Capital Corp.	13,113	145,948
Westwood Holdings Group, Inc.	5,839	335,918
WisdomTree Investments, Inc.	52,960	435,331
World Acceptance Corp. *	2,000	237,220
		682,326,014

Energy 5.6%
Alta Mesa Resources, Inc. *	46,019	218,130
Anadarko Petroleum Corp.	229,172	14,758,677
Andeavor	62,513	9,551,361
Antero Resources Corp. *	95,399	1,765,836
Apache Corp.	168,695	7,393,902
Apergy Corp. *	34,123	1,543,042
Arch Coal, Inc., Class A	9,638	854,601
Archrock, Inc.	55,909	707,249
Baker Hughes a GE Co.	188,338	6,209,504
Bonanza Creek Energy, Inc. *	8,594	266,414
Security	Number of Shares	Value ($)
Bristow Group, Inc. *	13,964	153,045
C&J Energy Services, Inc. *	32,880	688,836
Cabot Oil & Gas Corp.	206,144	4,912,412
Cactus, Inc., Class A *	16,307	557,373
California Resources Corp. *	19,046	791,171
Callon Petroleum Co. *	103,613	1,170,827
CARBO Ceramics, Inc. *(a)	13,883	120,088
Carrizo Oil & Gas, Inc. *	33,618	814,228
Centennial Resource Development, Inc., Class A *	76,200	1,468,374
Cheniere Energy, Inc. *	93,222	6,239,348
Chesapeake Energy Corp. *	417,684	1,850,340
Chevron Corp.	854,892	101,270,506
Cimarex Energy Co.	41,786	3,530,081
Clean Energy Fuels Corp. *	56,102	154,281
Cloud Peak Energy, Inc. *	34,266	80,868
CNX Resources Corp. *	86,499	1,378,794
Concho Resources, Inc. *	83,920	11,509,628
ConocoPhillips	521,871	38,320,988
CONSOL Energy, Inc. *	12,400	531,960
Continental Resources, Inc. *	38,148	2,515,861
Core Laboratories N.V.	18,955	2,171,295
Covia Holdings Corp. *	17,095	193,686
CVR Energy, Inc.	11,820	449,751
Delek US Holdings, Inc.	33,362	1,818,229
Denbury Resources, Inc. *	181,244	1,009,529
Devon Energy Corp.	235,161	10,095,462
Diamond Offshore Drilling, Inc. *(a)	30,251	526,972
Diamondback Energy, Inc.	44,429	5,379,463
Dril-Quip, Inc. *	16,620	875,043
Eclipse Resources Corp. *	79,461	113,629
Energen Corp. *	43,109	3,343,103
Energy XXI Gulf Coast, Inc. *	16,343	147,904
Ensco plc, Class A	197,264	1,349,286
EOG Resources, Inc.	259,401	30,668,980
EQT Corp.	112,252	5,727,097
Era Group, Inc. *	9,856	117,681
Evolution Petroleum Corp.	13,290	133,565
Exterran Corp. *	15,237	417,341
Extraction Oil & Gas, Inc. *	59,550	687,803
Exxon Mobil Corp.	1,895,699	151,978,189
Forum Energy Technologies, Inc. *	31,352	374,656
Frank's International N.V. *	28,455	251,258
FTS International, Inc. *	6,271	69,169
Geospace Technologies Corp. *	10,104	142,770
Green Plains, Inc.	19,048	338,102
Gulfport Energy Corp. *	71,954	846,179
Halcon Resources Corp. *	73,781	337,917
Halliburton Co.	391,557	15,619,209
Helix Energy Solutions Group, Inc. *	73,099	684,207
Helmerich & Payne, Inc.	49,795	3,265,058
Hess Corp.	118,088	7,952,046
HighPoint Resources Corp. *	39,469	217,474
HollyFrontier Corp.	79,254	5,906,008
International Seaways, Inc. *	12,807	262,800
Jagged Peak Energy, Inc. *(a)	16,076	212,364
Keane Group, Inc. *	25,443	312,440
Kinder Morgan, Inc.	855,177	15,136,633
Kosmos Energy Ltd. *	102,617	927,658
Laredo Petroleum, Inc. *	58,820	487,618
Mammoth Energy Services, Inc.	3,871	106,375
Marathon Oil Corp.	379,143	8,155,366
Marathon Petroleum Corp.	207,155	17,046,785
Matador Resources Co. *	45,641	1,494,286
Matrix Service Co. *	10,538	220,244
McDermott International, Inc. *	78,645	1,520,994
Murphy Oil Corp.	72,470	2,234,250
Nabors Industries Ltd.	154,822	955,252

7
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
NACCO Industries, Inc., Class A	3,787	133,113
National Oilwell Varco, Inc.	172,935	8,140,050
Natural Gas Services Group, Inc. *	9,178	202,834
Newfield Exploration Co. *	87,274	2,380,835
Newpark Resources, Inc. *	40,309	423,245
Nine Energy Service, Inc. *	4,284	128,434
Noble Corp. plc *	106,873	651,925
Noble Energy, Inc.	213,352	6,340,821
Oasis Petroleum, Inc. *	123,140	1,657,464
Occidental Petroleum Corp.	343,190	27,410,585
Oceaneering International, Inc. *	45,828	1,295,558
Oil States International, Inc. *	28,137	952,437
ONEOK, Inc.	185,125	12,201,589
Par Pacific Holdings, Inc. *	14,242	289,255
Parsley Energy, Inc., Class A *	114,714	3,185,608
Patterson-UTI Energy, Inc.	94,469	1,618,254
PBF Energy, Inc., Class A	52,544	2,728,085
PDC Energy, Inc. *	29,661	1,562,838
Peabody Energy Corp.	47,520	1,963,051
Penn Virginia Corp. *	6,269	557,565
Phillips 66	188,664	22,358,571
Pioneer Energy Services Corp. *	33,640	107,648
Pioneer Natural Resources Co.	75,931	13,265,146
ProPetro Holding Corp. *	31,338	476,964
QEP Resources, Inc. *	110,822	1,104,895
Range Resources Corp.	100,350	1,647,747
Resolute Energy Corp. *(a)	9,761	321,723
REX American Resources Corp. *	2,500	201,450
RigNet, Inc. *	10,010	163,163
Ring Energy, Inc. *	31,352	369,954
Rowan Cos. plc, Class A *	52,434	736,173
RPC, Inc.	25,810	353,081
SandRidge Energy, Inc. *	16,308	258,645
Schlumberger Ltd.	620,134	39,167,663
SEACOR Holdings, Inc. *	6,256	321,871
SEACOR Marine Holdings, Inc. *	6,671	136,622
SemGroup Corp., Class A	28,706	694,685
SM Energy Co.	49,693	1,495,262
Southwestern Energy Co. *	223,762	1,257,542
SRC Energy, Inc. *	101,611	945,998
Superior Energy Services, Inc. *	69,469	625,221
Talos Energy, Inc. *	8,665	299,116
Targa Resources Corp.	98,485	5,423,569
TechnipFMC plc	197,414	6,046,791
Tellurian, Inc. *(a)	30,725	297,111
TETRA Technologies, Inc. *	53,766	246,786
The Williams Cos., Inc.	529,947	15,681,132
Tidewater, Inc. *	10,433	333,856
Transocean Ltd. *	193,370	2,341,711
Ultra Petroleum Corp. *	83,630	109,555
Unit Corp. *	25,244	663,665
US Silica Holdings, Inc.	34,628	733,767
Valero Energy Corp.	193,024	22,753,669
W&T Offshore, Inc. *	61,414	415,773
Weatherford International plc *	450,894	1,091,164
Whiting Petroleum Corp. *	40,608	2,067,353
WildHorse Resource Development Corp. *	10,538	229,096
World Fuel Services Corp.	28,672	803,676
WPX Energy, Inc. *	180,518	3,442,478
		746,422,689

Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	17,360	1,981,991
Costco Wholesale Corp.	195,034	45,468,277
Ingles Markets, Inc., Class A	6,305	226,665
Performance Food Group Co. *	41,282	1,366,434
Security	Number of Shares	Value ($)
PriceSmart, Inc.	10,548	916,094
Rite Aid Corp. *(a)	485,368	664,954
Smart & Final Stores, Inc. *	11,792	82,544
SpartanNash Co.	15,516	331,267
Sprouts Farmers Market, Inc. *	57,190	1,513,819
SUPERVALU, Inc. *	21,245	686,001
Sysco Corp.	213,281	15,957,684
The Andersons, Inc.	12,048	492,161
The Chefs' Warehouse, Inc. *	10,382	305,231
The Kroger Co.	366,184	11,534,796
United Natural Foods, Inc. *	21,637	768,330
US Foods Holding Corp. *	65,005	2,118,513
Village Super Market, Inc., Class A	4,385	127,954
Walgreens Boots Alliance, Inc.	382,340	26,213,230
Walmart, Inc.	648,377	62,153,419
Weis Markets, Inc.	7,624	355,202
		173,264,566

Food, Beverage & Tobacco 3.4%
Alico, Inc.	2,500	80,750
Altria Group, Inc.	847,895	49,618,815
Archer-Daniels-Midland Co.	249,450	12,572,280
B&G Foods, Inc. (a)	32,032	1,023,422
Brown-Forman Corp., Class A	23,006	1,211,036
Brown-Forman Corp., Class B	123,926	6,471,416
Bunge Ltd.	63,310	4,113,884
Cal-Maine Foods, Inc.	14,617	722,811
Calavo Growers, Inc.	7,110	752,593
Campbell Soup Co.	85,656	3,379,129
Coca-Cola Bottling Co. Consolidated	2,521	427,461
Conagra Brands, Inc.	175,660	6,455,505
Constellation Brands, Inc., Class A	74,541	15,519,436
Darling Ingredients, Inc. *	74,656	1,476,696
Dean Foods Co.	37,021	282,100
Farmer Brothers Co. *	3,871	112,259
Flowers Foods, Inc.	86,057	1,734,049
Fresh Del Monte Produce, Inc.	15,997	598,928
Freshpet, Inc. *	13,373	496,807
General Mills, Inc.	262,173	12,062,580
Hormel Foods Corp.	121,184	4,744,354
Hostess Brands, Inc. *	37,189	437,343
Ingredion, Inc.	32,275	3,262,034
J&J Snack Foods Corp.	7,417	1,079,173
John B Sanfilippo & Son, Inc.	2,100	153,447
Kellogg Co.	112,547	8,079,749
Keurig Dr Pepper, Inc.	78,310	1,785,468
Lamb Weston Holdings, Inc.	67,306	4,549,886
Lancaster Colony Corp.	9,686	1,513,631
Landec Corp. *	12,495	168,058
Limoneira Co.	5,052	155,854
McCormick & Co., Inc. Non-Voting Shares	53,489	6,679,706
MGP Ingredients, Inc.	5,909	455,643
Molson Coors Brewing Co., Class B	84,798	5,659,418
Mondelez International, Inc., Class A	659,487	28,173,285
Monster Beverage Corp. *	181,902	11,076,013
National Beverage Corp. *	5,452	642,464
PepsiCo, Inc.	634,305	71,048,503
Philip Morris International, Inc.	696,095	54,218,840
Pilgrim's Pride Corp. *	22,687	419,483
Pinnacle Foods, Inc.	53,053	3,523,780
Post Holdings, Inc. *	31,805	3,093,354
Sanderson Farms, Inc.	8,242	871,674
Seaboard Corp.	109	401,641
Seneca Foods Corp., Class A *	4,685	151,325
The Boston Beer Co., Inc., Class A *	4,238	1,284,750
The Coca-Cola Co.	1,716,260	76,493,708

8
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
The Hain Celestial Group, Inc. *	47,013	1,342,691
The Hershey Co.	60,238	6,055,124
The J.M. Smucker Co.	51,173	5,290,265
The Kraft Heinz Co.	267,783	15,603,715
Tootsie Roll Industries, Inc. (a)	12,660	364,608
TreeHouse Foods, Inc. *	26,586	1,385,131
Tyson Foods, Inc., Class A	131,051	8,231,313
Universal Corp.	11,029	659,534
Vector Group Ltd.	42,038	652,850
		448,819,772

Health Care Equipment & Services 6.3%
Abbott Laboratories	782,936	52,331,442
ABIOMED, Inc. *	19,116	7,772,183
Acadia Healthcare Co., Inc. *	37,127	1,541,884
Accuray, Inc. *	38,000	152,000
Aetna, Inc.	146,562	29,351,972
Align Technology, Inc. *	32,197	12,443,818
Allscripts Healthcare Solutions, Inc. *	76,299	1,114,728
Amedisys, Inc. *	12,485	1,560,750
American Renal Associates Holdings, Inc. *	8,229	180,627
AmerisourceBergen Corp.	73,598	6,621,612
AMN Healthcare Services, Inc. *	22,009	1,283,125
AngioDynamics, Inc. *	19,492	437,011
Anika Therapeutics, Inc. *	8,938	369,944
Antares Pharma, Inc. *	94,718	335,302
Anthem, Inc.	113,853	30,140,305
athenahealth, Inc. *	18,256	2,809,598
AtriCure, Inc. *	16,412	567,035
Atrion Corp.	764	500,458
Avanos Medical, Inc. *	19,234	1,386,771
AxoGen, Inc. *	15,976	700,548
Baxter International, Inc.	219,975	16,359,541
Becton Dickinson & Co.	119,529	31,301,059
BioScrip, Inc. *	47,052	136,451
BioTelemetry, Inc. *	13,511	834,980
Boston Scientific Corp. *	614,489	21,851,229
Brookdale Senior Living, Inc. *	82,740	820,781
Cantel Medical Corp.	15,701	1,522,997
Capital Senior Living Corp. *	9,842	87,299
Cardinal Health, Inc.	140,027	7,308,009
Cardiovascular Systems, Inc. *	16,301	628,078
Castlight Health, Inc., Class B *	33,844	101,532
Centene Corp. *	91,515	13,405,117
Cerner Corp. *	140,505	9,148,281
Cerus Corp. *	53,274	414,472
Chemed Corp.	7,621	2,465,698
Cigna Corp.	109,287	20,583,114
Civitas Solutions, Inc. *	7,703	123,248
Community Health Systems, Inc. *	68,352	265,206
Computer Programs & Systems, Inc.	4,171	113,868
CONMED Corp.	11,398	916,741
CorVel Corp. *	2,300	136,735
CryoLife, Inc. *	16,704	579,629
CVS Health Corp.	453,447	34,117,352
Danaher Corp.	276,361	28,614,418
DaVita, Inc. *	63,307	4,386,542
DENTSPLY SIRONA, Inc.	100,656	4,018,187
DexCom, Inc. *	40,828	5,894,747
Diplomat Pharmacy, Inc. *	22,103	456,648
Edwards Lifesciences Corp. *	93,792	13,528,558
Encompass Health Corp.	43,932	3,584,412
Endologix, Inc. *	29,497	67,843
Envision Healthcare Corp. *	53,764	2,438,735
Evolent Health, Inc., Class A *	29,123	742,636
Express Scripts Holding Co. *	251,775	22,161,235
Security	Number of Shares	Value ($)
GenMark Diagnostics, Inc. *	24,434	209,155
Glaukos Corp. *	14,821	1,013,312
Globus Medical, Inc., Class A *	32,428	1,727,440
Haemonetics Corp. *	22,722	2,536,684
HCA Healthcare, Inc.	125,816	16,873,184
HealthEquity, Inc. *	23,232	2,188,687
HealthStream, Inc.	10,136	321,615
Henry Schein, Inc. *	69,250	5,379,340
Heska Corp. *	3,268	349,676
Hill-Rom Holdings, Inc.	28,857	2,806,920
HMS Holdings Corp. *	42,931	1,375,939
Hologic, Inc. *	123,634	4,915,688
Humana, Inc.	62,079	20,688,448
ICU Medical, Inc. *	7,241	2,215,746
IDEXX Laboratories, Inc. *	38,482	9,775,967
Inogen, Inc. *	7,942	2,103,915
Inovalon Holdings, Inc., Class A *	28,204	310,244
Inspire Medical Systems, Inc. *	3,682	202,473
Insulet Corp. *	26,785	2,792,872
Integer Holdings Corp. *	13,569	1,084,163
Integra LifeSciences Holdings Corp. *	31,692	1,884,723
Intuitive Surgical, Inc. *	50,869	28,486,640
Invacare Corp.	16,596	252,259
iRhythm Technologies, Inc. *	8,884	827,012
K2M Group Holdings, Inc. *	20,305	555,139
Laboratory Corp. of America Holdings *	45,812	7,919,520
Lantheus Holdings, Inc. *	10,990	176,939
LeMaitre Vascular, Inc.	6,936	260,169
LHC Group, Inc. *	13,466	1,332,191
LifePoint Health, Inc. *	18,632	1,199,901
LivaNova plc *	19,903	2,498,822
Magellan Health, Inc. *	10,610	779,835
Masimo Corp. *	22,722	2,678,697
McKesson Corp.	90,869	11,699,384
Medidata Solutions, Inc. *	25,988	2,208,460
MEDNAX, Inc. *	41,368	1,958,775
Medtronic plc	606,566	58,479,028
Meridian Bioscience, Inc.	17,434	273,714
Merit Medical Systems, Inc. *	24,955	1,468,602
Molina Healthcare, Inc. *	20,894	2,883,372
National HealthCare Corp.	3,840	295,949
National Research Corp.	3,920	153,468
Natus Medical, Inc. *	16,308	608,288
Neogen Corp. *	22,512	2,103,521
Nevro Corp. *	12,249	825,828
NuVasive, Inc. *	22,735	1,595,770
NxStage Medical, Inc. *	29,224	828,208
Omnicell, Inc. *	16,552	1,137,950
OraSure Technologies, Inc. *	28,752	460,319
Orthofix Medical, Inc. *	9,567	512,408
Owens & Minor, Inc.	26,040	442,159
Patterson Cos., Inc.	34,277	772,946
Penumbra, Inc. *	13,329	1,850,732
Premier, Inc., Class A *	25,222	1,115,569
Quality Systems, Inc. *	23,519	538,350
Quest Diagnostics, Inc.	59,668	6,562,287
Quidel Corp. *	14,119	1,085,469
R1 RCM, Inc. *	35,846	357,385
ResMed, Inc.	63,036	7,022,841
Select Medical Holdings Corp. *	49,806	986,159
Senseonics Holdings, Inc. *(a)	39,650	161,772
STERIS plc	37,657	4,308,714
Stryker Corp.	143,661	24,340,483
Surgery Partners, Inc. *	7,171	124,417
Surmodics, Inc. *	5,893	464,074
Tactile Systems Technology, Inc. *	6,379	431,667
Teladoc Health, Inc. *	30,922	2,398,001
Teleflex, Inc.	20,435	5,056,232

9
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Tenet Healthcare Corp. *	34,834	1,174,602
The Cooper Cos., Inc.	21,477	5,493,387
The Ensign Group, Inc.	21,617	844,576
The Providence Service Corp. *	5,519	370,546
Tivity Health, Inc. *	16,243	558,759
Triple-S Management Corp., Class B *	9,479	206,358
UnitedHealth Group, Inc.	430,681	115,620,621
Universal Health Services, Inc., Class B	37,870	4,929,159
US Physical Therapy, Inc.	5,846	732,211
Varex Imaging Corp. *	15,663	491,818
Varian Medical Systems, Inc. *	40,321	4,516,758
Veeva Systems, Inc., Class A *	52,781	5,508,225
Vocera Communications, Inc. *	14,746	488,977
WellCare Health Plans, Inc. *	22,014	6,660,776
West Pharmaceutical Services, Inc.	32,420	3,794,761
Wright Medical Group N.V. *	46,880	1,358,582
Zimmer Biomet Holdings, Inc.	90,740	11,218,186
		837,920,409

Household & Personal Products 1.4%
Avon Products, Inc. *	243,406	486,812
Central Garden & Pet Co. *	7,455	295,963
Central Garden & Pet Co., Class A *	15,508	563,406
Church & Dwight Co., Inc.	110,278	6,239,529
Colgate-Palmolive Co.	393,443	26,128,550
Coty, Inc., Class A	217,071	2,682,997
Edgewell Personal Care Co. *	26,623	1,503,401
elf Beauty, Inc. *	19,222	266,994
Energizer Holdings, Inc.	27,160	1,727,104
Herbalife Nutrition Ltd. *	52,279	2,958,469
Inter Parfums, Inc.	6,797	443,844
Kimberly-Clark Corp.	156,041	18,028,977
Medifast, Inc.	4,196	959,835
Nu Skin Enterprises, Inc., Class A	23,468	1,868,053
Spectrum Brands Holdings, Inc.	20,776	1,804,396
The Clorox Co.	57,636	8,356,067
The Estee Lauder Cos., Inc., Class A	99,665	13,965,060
The Procter & Gamble Co.	1,127,164	93,498,254
USANA Health Sciences, Inc. *	4,655	614,227
WD-40 Co.	6,292	1,116,515
		183,508,453

Insurance 2.6%
Aflac, Inc.	346,725	16,032,564
Alleghany Corp.	6,826	4,312,530
Ambac Financial Group, Inc. *	19,232	406,372
American Equity Investment Life Holding Co.	40,317	1,495,358
American Financial Group, Inc.	30,842	3,434,565
American International Group, Inc.	404,620	21,513,645
American National Insurance Co.	3,914	502,323
AMERISAFE, Inc.	7,580	483,604
AmTrust Financial Services, Inc.	42,781	622,036
Aon plc	109,599	15,953,230
Arch Capital Group Ltd. *	179,458	5,486,031
Argo Group International Holdings Ltd.	14,566	927,854
Arthur J. Gallagher & Co.	83,870	6,050,382
Aspen Insurance Holdings Ltd.	27,326	1,124,465
Assurant, Inc.	24,460	2,514,977
Assured Guaranty Ltd.	51,955	2,116,647
Athene Holding Ltd., Class A *	55,712	2,766,658
Axis Capital Holdings Ltd.	38,856	2,234,997
Brighthouse Financial, Inc. *	53,289	2,212,026
Brown & Brown, Inc.	98,462	3,001,122
Chubb Ltd.	208,881	28,249,066
Cincinnati Financial Corp.	64,379	4,935,938
Security	Number of Shares	Value ($)
Citizens, Inc. *(a)	20,310	170,604
CNA Financial Corp.	15,164	680,864
CNO Financial Group, Inc.	77,827	1,681,841
eHealth, Inc. *	5,815	169,740
EMC Insurance Group, Inc.	4,718	121,158
Employers Holdings, Inc.	15,148	694,536
Enstar Group Ltd. *	5,444	1,162,294
Erie Indemnity Co., Class A	9,129	1,127,705
Everest Re Group Ltd.	18,452	4,115,165
FBL Financial Group, Inc., Class A	4,545	369,736
Fidelity National Financial, Inc.	122,843	4,926,004
First American Financial Corp.	49,506	2,814,911
Genworth Financial, Inc., Class A *	223,797	1,040,656
Global Indemnity Ltd.	3,150	124,204
Greenlight Capital Re Ltd., Class A *	7,642	98,200
Health Insurance Innovations, Inc., Class A *	3,971	210,066
Horace Mann Educators Corp.	20,993	971,976
James River Group Holdings Ltd.	13,159	538,861
Kemper Corp.	28,260	2,298,951
Kinsale Capital Group, Inc.	6,848	416,153
Lincoln National Corp.	99,167	6,503,372
Loews Corp.	114,385	5,754,709
Maiden Holdings Ltd.	30,365	115,387
Markel Corp. *	6,222	7,521,154
Marsh & McLennan Cos., Inc.	227,004	19,211,349
MBIA, Inc. *(a)	43,084	442,473
Mercury General Corp.	15,148	816,477
MetLife, Inc.	457,038	20,973,474
National General Holdings Corp.	28,586	780,684
National Western Life Group, Inc., Class A	1,100	358,545
NI Holdings, Inc. *	7,594	128,187
Old Republic International Corp.	110,792	2,457,367
Primerica, Inc.	18,935	2,314,804
Principal Financial Group, Inc.	117,439	6,481,458
ProAssurance Corp.	23,594	1,140,770
Prudential Financial, Inc.	189,556	18,623,877
Reinsurance Group of America, Inc.	29,425	4,203,361
RenaissanceRe Holdings Ltd.	17,818	2,369,081
RLI Corp.	19,794	1,523,544
Safety Insurance Group, Inc.	7,574	732,406
Selective Insurance Group, Inc.	24,840	1,594,728
State Auto Financial Corp.	4,171	130,928
Stewart Information Services Corp.	9,890	442,874
The Allstate Corp.	157,452	15,834,948
The Hanover Insurance Group, Inc.	19,138	2,344,214
The Hartford Financial Services Group, Inc.	156,730	7,894,490
The Navigators Group, Inc.	7,586	531,020
The Progressive Corp.	260,920	17,619,928
The Travelers Cos., Inc.	121,399	15,976,108
Third Point Reinsurance Ltd. *	37,489	502,353
Torchmark Corp.	47,383	4,165,913
Trupanion, Inc. *(a)	9,433	360,246
United Fire Group, Inc.	7,780	385,343
United Insurance Holdings Corp.	6,171	128,542
Universal Insurance Holdings, Inc.	16,176	721,450
Unum Group	99,105	3,654,992
W.R. Berkley Corp.	45,588	3,567,717
White Mountains Insurance Group Ltd.	1,212	1,124,675
Willis Towers Watson plc	58,816	8,661,832
XL Group Ltd.	116,220	6,669,866
		344,874,661

10
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Materials 2.9%
AdvanSix, Inc. *	12,668	428,685
Air Products & Chemicals, Inc.	97,881	16,276,631
AK Steel Holding Corp. *	136,880	607,747
Albemarle Corp.	49,226	4,702,067
Alcoa Corp. *	77,154	3,446,469
Allegheny Technologies, Inc. *	56,342	1,522,924
American Vanguard Corp.	11,560	253,164
AptarGroup, Inc.	29,109	3,048,003
Ashland Global Holdings, Inc.	28,899	2,433,296
Avery Dennison Corp.	38,494	4,048,799
Axalta Coating Systems Ltd. *	98,898	3,016,389
Balchem Corp.	15,148	1,679,762
Ball Corp.	153,353	6,422,424
Bemis Co., Inc.	43,451	2,141,265
Berry Global Group, Inc. *	57,075	2,724,190
Boise Cascade Co.	18,453	806,396
Cabot Corp.	26,509	1,720,964
Carpenter Technology Corp.	19,486	1,162,730
Celanese Corp., Series A	60,976	7,123,826
Century Aluminum Co. *	22,066	278,473
CF Industries Holdings, Inc.	103,058	5,353,863
Chase Corp.	2,500	309,875
Clearwater Paper Corp. *	13,520	392,756
Cleveland-Cliffs, Inc. *	130,757	1,314,108
Coeur Mining, Inc. *	88,299	501,538
Commercial Metals Co.	49,231	1,063,390
Compass Minerals International, Inc.	15,148	947,507
Crown Holdings, Inc. *	60,886	2,606,530
Domtar Corp.	30,296	1,542,066
DowDuPont, Inc.	1,038,746	72,847,257
Eagle Materials, Inc.	22,408	2,068,931
Eastman Chemical Co.	64,379	6,246,694
Ecolab, Inc.	115,993	17,454,627
Ferro Corp. *	34,360	754,202
FMC Corp.	59,503	5,084,531
Forterra, Inc. *(a)	13,959	118,093
Freeport-McMoRan, Inc.	609,846	8,568,336
FutureFuel Corp.	9,134	135,457
GCP Applied Technologies, Inc. *	30,967	780,368
Graphic Packaging Holding Co.	136,451	1,940,333
Greif, Inc., Class A	12,363	682,190
Greif, Inc., Class B	2,074	117,907
H.B. Fuller Co.	21,462	1,223,119
Hawkins, Inc.	6,039	249,411
Haynes International, Inc.	7,574	298,416
Hecla Mining Co.	187,305	531,946
Huntsman Corp.	92,090	2,807,824
Ingevity Corp. *	18,361	1,854,645
Innophos Holdings, Inc.	11,688	510,882
Innospec, Inc.	13,032	1,011,283
International Flavors & Fragrances, Inc.	34,083	4,440,674
International Paper Co.	182,584	9,337,346
Kaiser Aluminum Corp.	7,574	830,035
KapStone Paper & Packaging Corp.	39,299	1,349,921
KMG Chemicals, Inc.	4,604	356,718
Koppers Holdings, Inc. *	10,662	377,968
Kraton Corp. *	14,159	665,898
Kronos Worldwide, Inc.	10,145	204,219
Louisiana-Pacific Corp.	62,885	1,833,727
LyondellBasell Industries N.V., Class A	142,432	16,063,481
Martin Marietta Materials, Inc.	28,685	5,700,283
Materion Corp.	7,680	489,984
McEwen Mining, Inc. (a)	124,296	244,863
Mercer International, Inc.	23,544	416,729
Minerals Technologies, Inc.	15,176	1,019,068
Myers Industries, Inc.	11,995	266,889
Security	Number of Shares	Value ($)
Neenah, Inc.	8,563	781,374
NewMarket Corp.	3,913	1,569,270
Newmont Mining Corp.	237,648	7,374,217
Nucor Corp.	141,044	8,815,250
Olin Corp.	76,715	2,357,452
OMNOVA Solutions, Inc. *	23,566	213,272
Owens-Illinois, Inc. *	70,692	1,249,128
P.H. Glatfelter Co.	13,860	266,528
Packaging Corp. of America	41,657	4,578,937
Platform Specialty Products Corp. *	101,214	1,342,098
PolyOne Corp.	37,870	1,600,386
PPG Industries, Inc.	111,085	12,279,336
PQ Group Holdings, Inc. *	8,842	157,388
Praxair, Inc.	128,948	20,398,284
Quaker Chemical Corp.	6,732	1,212,702
Rayonier Advanced Materials, Inc.	22,914	478,903
Reliance Steel & Aluminum Co.	31,651	2,781,806
Resolute Forest Products, Inc. *	45,018	618,997
Royal Gold, Inc.	28,896	2,203,609
RPM International, Inc.	59,358	4,006,665
Schnitzer Steel Industries, Inc., Class A	13,842	364,737
Schweitzer-Mauduit International, Inc.	15,148	616,372
Sealed Air Corp.	75,710	3,036,728
Sensient Technologies Corp.	20,876	1,482,614
Silgan Holdings, Inc.	38,072	1,037,462
Sonoco Products Co.	44,731	2,506,725
Steel Dynamics, Inc.	107,972	4,937,560
Stepan Co.	9,417	840,091
Summit Materials, Inc., Class A *	52,721	1,121,376
SunCoke Energy, Inc. *	28,448	317,480
The Chemours Co.	80,920	3,528,112
The Mosaic Co.	153,917	4,812,985
The Scotts Miracle-Gro Co., Class A	18,935	1,414,823
The Sherwin-Williams Co.	36,770	16,751,677
TimkenSteel Corp. *	19,016	266,414
Tredegar Corp.	11,973	262,807
Trinseo S.A.	18,641	1,438,153
Tronox Ltd., Class A	40,231	651,340
United States Lime & Minerals, Inc.	1,472	111,710
United States Steel Corp.	79,896	2,371,313
US Concrete, Inc. *	8,342	402,084
Valvoline, Inc.	85,361	1,836,969
Venator Materials plc *	21,845	263,888
Vulcan Materials Co.	58,432	6,474,266
W.R. Grace & Co.	30,967	2,188,128
Warrior Met Coal, Inc.	24,531	589,971
Westlake Chemical Corp.	15,442	1,460,350
WestRock Co.	115,063	6,337,670
Worthington Industries, Inc.	18,406	857,351
		389,326,850

Media 2.3%
Altice USA, Inc., Class A	51,849	929,134
AMC Entertainment Holdings, Inc., Class A	28,965	551,783
AMC Networks, Inc., Class A *	19,634	1,233,211
Cable One, Inc.	1,944	1,628,566
CBS Corp., Class B Non-Voting Shares	157,747	8,363,746
Central European Media Enterprises Ltd., Class A *	32,157	122,197
Charter Communications, Inc., Class A *	83,123	25,801,379
Cinemark Holdings, Inc.	48,689	1,817,073
Clear Channel Outdoor Holdings, Inc., Class A	27,620	125,671
Comcast Corp., Class A	2,052,713	75,929,854
Discovery, Inc., Class A *(a)	79,060	2,200,240
Discovery, Inc., Class C *	150,977	3,871,050

11
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
DISH Network Corp., Class A *	100,879	3,566,073
Emerald Expositions Events, Inc.	9,330	145,735
Entercom Communications Corp., Class A	55,266	433,838
Entravision Communications Corp., Class A	19,455	102,139
Gannett Co., Inc.	49,634	510,237
GCI Liberty, Inc., Class A *	44,448	2,181,508
Gray Television, Inc. *	36,942	644,638
Hemisphere Media Group, Inc. *	10,108	138,480
John Wiley & Sons, Inc., Class A	19,335	1,248,074
Liberty Broadband Corp., Class A *	11,896	963,576
Liberty Broadband Corp., Class C *	67,512	5,474,548
Liberty Global plc, Class A *	91,807	2,461,346
Liberty Global plc, Class C *	278,700	7,215,543
Liberty Latin America Ltd., Class A *	27,414	540,330
Liberty Latin America Ltd., Class C *	49,522	972,117
Liberty Media Corp. - Liberty Braves, Class A *	4,970	132,600
Liberty Media Corp. - Liberty Braves, Class C *	15,443	410,320
Liberty Media Corp. - Liberty Formula One, Class A *	7,609	266,163
Liberty Media Corp. - Liberty Formula One, Class C *	96,164	3,554,221
Liberty Media Corp. - Liberty SiriusXM, Class A *	40,627	1,898,906
Liberty Media Corp. - Liberty SiriusXM, Class C *	74,695	3,513,653
Lions Gate Entertainment Corp., Class A	23,914	562,457
Lions Gate Entertainment Corp., Class B	53,856	1,209,067
Live Nation Entertainment, Inc. *	59,766	2,969,175
Loral Space & Communications, Inc. *	5,262	233,370
Meredith Corp.	18,935	977,993
MSG Networks, Inc., Class A *	23,175	563,152
National CineMedia, Inc.	32,228	293,275
New Media Investment Group, Inc.	27,706	440,525
News Corp., Class A	179,735	2,349,136
News Corp., Class B	47,920	651,712
Nexstar Media Group, Inc., Class A	20,622	1,691,004
Omnicom Group, Inc.	103,363	7,165,123
Scholastic Corp.	12,441	523,020
Sinclair Broadcast Group, Inc., Class A	35,643	1,031,865
Sirius XM Holdings, Inc.	652,733	4,634,404
TEGNA, Inc.	95,017	1,105,998
The E.W. Scripps Co., Class A	19,684	288,764
The Interpublic Group of Cos., Inc.	174,869	4,083,191
The Madison Square Garden Co., Class A *	7,725	2,332,486
The Marcus Corp.	4,271	173,403
The New York Times Co., Class A	56,729	1,321,786
The Walt Disney Co.	664,353	74,420,823
Tribune Media Co., Class A	31,928	1,177,824
tronc, Inc. *	10,510	173,415
Twenty-First Century Fox, Inc., Class A	471,194	21,392,208
Twenty-First Century Fox, Inc., Class B	197,334	8,860,297
Viacom, Inc., Class B	160,553	4,700,992
WideOpenWest, Inc. *	13,735	160,013
World Wrestling Entertainment, Inc., Class A	18,170	1,588,240
		306,022,667

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	677,685	65,044,206
ACADIA Pharmaceuticals, Inc. *	45,849	651,973
Accelerate Diagnostics, Inc. *(a)	11,556	284,278
Security	Number of Shares	Value ($)
Acceleron Pharma, Inc. *	17,902	967,066
Achaogen, Inc. *(a)	10,842	57,354
Achillion Pharmaceuticals, Inc. *	57,526	198,465
Aclaris Therapeutics, Inc. *	10,080	160,474
Acorda Therapeutics, Inc. *	22,814	657,043
Aduro Biotech, Inc. *	18,504	136,930
Aerie Pharmaceuticals, Inc. *	17,413	1,068,288
Agilent Technologies, Inc.	143,906	9,719,411
Agios Pharmaceuticals, Inc. *	22,111	1,784,800
Aimmune Therapeutics, Inc. *	15,376	429,144
Akcea Therapeutics, Inc. *(a)	6,325	167,043
Akebia Therapeutics, Inc. *	30,552	250,832
Akorn, Inc. *	38,260	600,299
Alder Biopharmaceuticals, Inc. *	29,977	542,584
Alexion Pharmaceuticals, Inc. *	99,066	12,109,828
Alkermes plc *	70,348	3,154,404
Allergan plc	151,523	29,048,474
Alnylam Pharmaceuticals, Inc. *	37,141	4,556,086
AMAG Pharmaceuticals, Inc. *	15,861	387,008
Amgen, Inc.	298,275	59,598,328
Amicus Therapeutics, Inc. *	83,813	1,129,799
Amneal Pharmaceuticals, Inc. *	33,001	762,323
Amphastar Pharmaceuticals, Inc. *	18,202	345,474
AnaptysBio, Inc. *	6,387	566,144
ANI Pharmaceuticals, Inc. *	4,375	254,625
Apellis Pharmaceuticals, Inc. *	24,640	477,030
Arcus Biosciences, Inc. *(a)	7,440	107,136
Arena Pharmaceuticals, Inc. *	20,532	797,463
Array BioPharma, Inc. *	96,122	1,496,620
Arrowhead Pharmaceuticals, Inc. *	32,368	477,752
Assertio Therapeutics, Inc. *	30,463	194,354
Atara Biotherapeutics, Inc. *	20,130	824,323
Athenex, Inc. *	17,061	280,312
Bellicum Pharmaceuticals, Inc. *	20,212	146,133
Bio-Rad Laboratories, Inc., Class A *	9,157	2,978,772
Bio-Techne Corp.	16,315	3,135,254
BioCryst Pharmaceuticals, Inc. *	59,917	429,006
Biogen, Inc. *	94,913	33,550,796
Biohaven Pharmaceutical Holding Co., Ltd. *	11,151	422,177
BioMarin Pharmaceutical, Inc. *	79,729	7,971,305
Bluebird Bio, Inc. *	23,887	4,020,182
Blueprint Medicines Corp. *	16,976	1,301,550
Bristol-Myers Squibb Co.	733,543	44,416,029
Bruker Corp.	45,907	1,633,371
Cambrex Corp. *	13,464	907,474
Catalent, Inc. *	64,075	2,678,335
Celgene Corp. *	316,845	29,926,010
Charles River Laboratories International, Inc. *	20,878	2,578,642
Chimerix, Inc. *	28,663	114,365
Clovis Oncology, Inc. *	23,430	837,622
Coherus Biosciences, Inc. *	23,385	471,208
Corcept Therapeutics, Inc. *	54,632	820,573
Cytokinetics, Inc. *	15,184	119,954
CytomX Therapeutics, Inc. *	13,681	307,686
Deciphera Pharmaceuticals, Inc. *	3,560	131,684
Denali Therapeutics, Inc. *(a)	7,025	137,901
Dermira, Inc. *	14,941	142,238
Dynavax Technologies Corp. *	26,569	367,981
Eagle Pharmaceuticals, Inc. *	3,374	233,245
Editas Medicine, Inc. *	16,776	550,756
Eli Lilly & Co.	427,069	45,119,840
Eloxx Pharmaceuticals, Inc. *	9,121	167,097
Emergent BioSolutions, Inc. *	16,633	1,031,246
Enanta Pharmaceuticals, Inc. *	7,995	726,985
Endo International plc *	97,025	1,663,979
Enzo Biochem, Inc. *	17,384	79,793

12
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Epizyme, Inc. *	22,864	269,795
Esperion Therapeutics, Inc. *	12,327	610,063
Exact Sciences Corp. *	54,561	4,086,073
Exelixis, Inc. *	124,448	2,338,378
FibroGen, Inc. *	34,707	2,122,333
Five Prime Therapeutics, Inc. *	12,495	174,930
Flexion Therapeutics, Inc. *	14,611	334,592
Genomic Health, Inc. *	12,778	781,630
Gilead Sciences, Inc.	582,489	44,111,892
Global Blood Therapeutics, Inc. *	21,812	1,067,697
Halozyme Therapeutics, Inc. *	56,760	1,044,952
Heron Therapeutics, Inc. *	28,483	1,098,020
Homology Medicines, Inc. *(a)	6,115	101,815
Horizon Pharma plc *	73,395	1,551,570
Illumina, Inc. *	65,524	23,249,881
ImmunoGen, Inc. *	64,648	658,763
Immunomedics, Inc. *	71,842	1,922,492
Incyte Corp. *	78,023	5,766,680
InflaRx N.V. *	3,440	115,584
Innoviva, Inc. *	33,395	484,895
Inovio Pharmaceuticals, Inc. *	27,897	146,738
Insmed, Inc. *	32,484	647,406
Insys Therapeutics, Inc. *(a)	18,451	172,517
Intellia Therapeutics, Inc. *	7,171	221,799
Intercept Pharmaceuticals, Inc. *	9,271	1,036,498
Intersect ENT, Inc. *	11,352	332,614
Intra-Cellular Therapies, Inc. *	22,441	492,356
Intrexon Corp. *(a)	30,308	466,137
Invitae Corp. *	32,792	485,650
Ionis Pharmaceuticals, Inc. *	59,751	2,730,023
Iovance Biotherapeutics, Inc. *	45,609	807,279
IQVIA Holdings, Inc. *	72,285	9,186,701
Ironwood Pharmaceuticals, Inc. *	61,437	1,182,048
Jazz Pharmaceuticals plc *	26,607	4,547,668
Johnson & Johnson	1,200,943	161,755,013
Karyopharm Therapeutics, Inc. *	22,028	463,689
Keryx Biopharmaceuticals, Inc. *(a)	52,468	178,916
La Jolla Pharmaceutical Co. *(a)	9,132	210,401
Lannett Co., Inc. *(a)	10,730	57,405
Lexicon Pharmaceuticals, Inc. *	16,402	189,771
Ligand Pharmaceuticals, Inc., Class B *	9,400	2,441,086
Loxo Oncology, Inc. *	9,435	1,594,326
Luminex Corp.	20,338	573,735
MacroGenics, Inc. *	17,401	380,560
Mallinckrodt plc *	36,450	1,256,067
MannKind Corp. *(a)	64,858	71,344
Medpace Holdings, Inc. *	9,680	578,767
Melinta Therapeutics, Inc. *	17,896	83,664
Merck & Co., Inc.	1,203,692	82,561,234
Mettler-Toledo International, Inc. *	11,608	6,784,412
MiMedx Group, Inc. *(a)	53,577	283,958
Momenta Pharmaceuticals, Inc. *	32,752	867,928
Mylan N.V. *	232,293	9,089,625
MyoKardia, Inc. *	14,448	890,719
Myriad Genetics, Inc. *	29,182	1,452,972
Natera, Inc. *	13,413	370,735
Nektar Therapeutics *	72,189	4,799,847
NeoGenomics, Inc. *	28,347	392,606
Neurocrine Biosciences, Inc. *	39,872	4,902,262
Novavax, Inc. *	203,073	316,794
Odonate Therapeutics, Inc. *	4,628	88,811
Omeros Corp. *(a)	21,770	563,408
OPKO Health, Inc. *(a)	174,568	1,033,443
Optinose, Inc. *(a)	5,571	82,841
Otonomy, Inc. *	11,180	33,540
Pacific Biosciences of California, Inc. *	45,352	226,306
Pacira Pharmaceuticals, Inc. *	19,188	904,714
Paratek Pharmaceuticals, Inc. *	12,000	123,000
Security	Number of Shares	Value ($)
PDL BioPharma, Inc. *	41,310	99,970
PerkinElmer, Inc.	51,456	4,756,078
Perrigo Co., plc	57,343	4,387,313
Pfizer, Inc.	2,619,784	108,773,432
Phibro Animal Health Corp., Class A	9,406	443,963
Portola Pharmaceuticals, Inc. *	29,704	886,664
PRA Health Sciences, Inc. *	25,811	2,725,642
Prestige Consumer Healthcare, Inc. *	23,346	898,821
Progenics Pharmaceuticals, Inc. *	35,190	275,538
Prothena Corp. plc *	18,086	275,269
PTC Therapeutics, Inc. *	17,070	712,502
Puma Biotechnology, Inc. *	12,755	560,582
Radius Health, Inc. *	19,147	393,854
Reata Pharmaceuticals, Inc., Class A *	5,603	483,875
Regeneron Pharmaceuticals, Inc. *	34,536	14,047,518
REGENXBIO, Inc. *	11,914	839,341
Repligen Corp. *	17,636	967,864
resTORbio, Inc. *(a)	12,775	151,128
Retrophin, Inc. *	17,876	566,490
Revance Therapeutics, Inc. *	9,893	271,068
Rhythm Pharmaceuticals, Inc. *	9,179	289,138
Sage Therapeutics, Inc. *	20,690	3,398,539
Sangamo Therapeutics, Inc. *	48,484	884,833
Sarepta Therapeutics, Inc. *	27,893	3,850,350
Seattle Genetics, Inc. *	46,163	3,543,472
Seres Therapeutics, Inc. *	15,315	134,466
SIGA Technologies, Inc. *	18,268	150,346
Solid Biosciences, Inc. *	5,260	224,444
Spark Therapeutics, Inc. *	14,353	884,288
Spectrum Pharmaceuticals, Inc. *	40,694	876,142
Supernus Pharmaceuticals, Inc. *	23,083	1,022,577
Syneos Health, Inc. *	24,562	1,224,416
Synergy Pharmaceuticals, Inc. *(a)	145,632	283,982
Syros Pharmaceuticals, Inc. *	10,128	124,473
TESARO, Inc. *	17,993	583,873
Tetraphase Pharmaceuticals, Inc. *	33,933	120,123
TG Therapeutics, Inc. *	28,275	359,092
The Medicines Co. *	28,632	1,134,113
TherapeuticsMD, Inc. *(a)	79,457	514,881
Theravance Biopharma, Inc. *	21,255	615,757
Thermo Fisher Scientific, Inc.	180,712	43,208,239
Ultragenyx Pharmaceutical, Inc. *	21,019	1,780,940
United Therapeutics Corp. *	19,147	2,354,890
Vanda Pharmaceuticals, Inc. *	23,300	450,272
Vertex Pharmaceuticals, Inc. *	113,890	21,001,316
Voyager Therapeutics, Inc. *	7,171	155,898
Waters Corp. *	34,834	6,600,346
WaVe Life Sciences Ltd. *	7,936	422,989
Xencor, Inc. *	21,001	877,632
ZIOPHARM Oncology, Inc. *(a)	57,864	168,963
Zoetis, Inc.	217,216	19,679,770
		1,047,795,702

Real Estate 3.7%
Acadia Realty Trust	42,150	1,202,118
Agree Realty Corp.	15,384	877,965
Alexander & Baldwin, Inc.	29,447	691,121
Alexander's, Inc.	1,999	721,499
Alexandria Real Estate Equities, Inc.	45,136	5,793,206
Altisource Portfolio Solutions S.A. *(a)	4,271	154,397
American Assets Trust, Inc.	27,589	1,089,765
American Campus Communities, Inc.	57,875	2,426,699
American Homes 4 Rent, Class A	113,805	2,640,276
American Tower Corp.	198,136	29,546,040
Americold Realty Trust	19,425	483,682
Apartment Investment & Management Co., Class A	73,004	3,197,575

13
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Apple Hospitality REIT, Inc.	90,769	1,602,073
Armada Hoffler Properties, Inc.	21,345	332,769
Ashford Hospitality Trust, Inc.	49,149	318,977
AvalonBay Communities, Inc.	60,755	11,135,784
Boston Properties, Inc.	68,681	8,959,436
Braemar Hotels & Resorts, Inc.	14,615	168,803
Brandywine Realty Trust	73,242	1,227,536
Brixmor Property Group, Inc.	129,103	2,352,257
Camden Property Trust	41,499	3,944,895
CareTrust REIT, Inc.	39,782	733,978
CBL & Associates Properties, Inc.	73,135	326,182
CBRE Group, Inc., Class A *	131,717	6,429,107
Cedar Realty Trust, Inc.	30,418	135,968
Chatham Lodging Trust	21,345	457,850
Chesapeake Lodging Trust	27,365	900,582
Colony Capital, Inc.	214,424	1,314,419
Columbia Property Trust, Inc.	64,976	1,564,622
CoreCivic, Inc.	51,576	1,335,303
CorePoint Lodging, Inc.	22,852	476,464
CoreSite Realty Corp.	14,822	1,726,318
Corporate Office Properties Trust	46,540	1,432,501
Cousins Properties, Inc.	226,040	2,113,474
Crown Castle International Corp.	184,800	21,072,744
CubeSmart	80,787	2,468,043
CyrusOne, Inc.	44,887	3,005,633
DDR Corp.	68,416	957,140
DiamondRock Hospitality Co.	89,709	1,072,920
Digital Realty Trust, Inc.	91,674	11,393,245
Douglas Emmett, Inc.	74,466	2,908,642
Duke Realty Corp.	157,043	4,474,155
Easterly Government Properties, Inc.	38,709	783,857
EastGroup Properties, Inc.	15,148	1,473,446
Education Realty Trust, Inc.	31,984	1,323,498
Empire State Realty Trust, Inc., Class A	58,206	1,023,844
EPR Properties	27,585	1,935,915
Equinix, Inc.	35,441	15,456,883
Equity Commonwealth *	49,950	1,601,397
Equity LifeStyle Properties, Inc.	40,770	3,949,798
Equity Residential	164,112	11,118,588
Essex Property Trust, Inc.	29,225	7,197,533
Extra Space Storage, Inc.	58,319	5,377,595
Federal Realty Investment Trust	31,835	4,157,969
First Industrial Realty Trust, Inc.	53,654	1,741,609
Forest City Realty Trust, Inc., Class A	121,048	3,044,357
Forestar Group, Inc. *(a)	5,339	137,212
Four Corners Property Trust, Inc.	40,286	1,085,305
Franklin Street Properties Corp.	62,304	533,945
Front Yard Residential Corp.	31,656	386,836
FRP Holdings, Inc. *	2,100	137,130
Gaming & Leisure Properties, Inc.	87,316	3,125,040
Getty Realty Corp.	13,056	380,060
Gladstone Commercial Corp.	12,807	254,987
Global Net Lease, Inc.	26,866	582,724
Government Properties Income Trust	42,098	711,877
Gramercy Property Trust	69,576	1,902,904
HCP, Inc.	212,160	5,734,685
Healthcare Realty Trust, Inc.	50,289	1,556,947
Healthcare Trust of America, Inc., Class A	89,084	2,545,130
Hersha Hospitality Trust	17,076	402,994
HFF, Inc., Class A	18,935	859,838
Highwoods Properties, Inc.	46,455	2,310,672
Hospitality Properties Trust	70,415	2,041,331
Host Hotels & Resorts, Inc.	328,552	7,073,725
Hudson Pacific Properties, Inc.	69,308	2,345,383
Independence Realty Trust, Inc.	60,608	626,081
Industrial Logistics Properties Trust	5,871	141,315
InfraREIT, Inc.	17,640	368,500
Security	Number of Shares	Value ($)
Investors Real Estate Trust	53,766	293,025
Invitation Homes, Inc.	127,373	2,976,707
Iron Mountain, Inc.	124,198	4,483,548
iStar, Inc.	46,106	515,926
JBG SMITH Properties	39,473	1,478,659
Jones Lang LaSalle, Inc.	19,803	3,020,354
Kennedy-Wilson Holdings, Inc.	54,344	1,165,679
Kilroy Realty Corp.	42,327	3,095,797
Kimco Realty Corp.	194,891	3,334,585
Kite Realty Group Trust	45,197	790,044
Lamar Advertising Co., Class A	36,914	2,844,224
LaSalle Hotel Properties	51,388	1,804,233
Lexington Realty Trust	97,064	906,578
Liberty Property Trust	63,622	2,783,462
Life Storage, Inc.	20,460	1,996,896
LTC Properties, Inc.	15,920	739,484
Mack-Cali Realty Corp.	35,281	770,537
Marcus & Millichap, Inc. *	6,725	244,857
MedEquities Realty Trust, Inc.	12,113	129,730
Medical Properties Trust, Inc.	153,142	2,304,787
Mid-America Apartment Communities, Inc.	49,758	5,152,938
Monmouth Real Estate Investment Corp., Class A	27,407	476,608
National Health Investors, Inc.	17,191	1,362,387
National Retail Properties, Inc.	65,976	3,040,834
National Storage Affiliates Trust	26,508	751,767
New Senior Investment Group, Inc.	37,421	237,249
Newmark Group, Inc., Class A	52,223	671,066
NorthStar Realty Europe Corp.	23,752	325,877
Omega Healthcare Investors, Inc.	91,762	3,032,734
One Liberty Properties, Inc.	11,459	329,905
Outfront Media, Inc.	61,645	1,224,886
Paramount Group, Inc.	91,842	1,458,451
Park Hotels & Resorts, Inc.	87,401	2,923,563
Pebblebrook Hotel Trust	31,414	1,212,895
Pennsylvania Real Estate Investment Trust	34,940	356,388
Physicians Realty Trust	90,824	1,588,512
Piedmont Office Realty Trust, Inc., Class A	69,193	1,372,789
PotlatchDeltic Corp.	25,996	1,255,607
Preferred Apartment Communities, Inc., Class A	20,545	366,112
Prologis, Inc.	280,546	18,847,080
PS Business Parks, Inc.	7,852	1,024,136
Public Storage	67,743	14,400,807
QTS Realty Trust, Inc., Class A	23,675	1,082,658
Ramco-Gershenson Properties Trust	45,086	629,401
Rayonier, Inc.	56,200	1,957,446
RE/MAX Holdings, Inc., Class A	8,938	440,196
Realogy Holdings Corp.	57,683	1,233,839
Realty Income Corp.	124,172	7,272,754
Redfin Corp. *(a)	30,127	596,816
Regency Centers Corp.	67,198	4,437,084
Retail Opportunity Investments Corp.	48,011	947,737
Retail Properties of America, Inc., Class A	98,942	1,259,532
Retail Value, Inc. *	6,785	242,360
Rexford Industrial Realty, Inc.	41,394	1,345,305
RLJ Lodging Trust	83,544	1,830,449
Ryman Hospitality Properties, Inc.	22,011	1,953,036
Sabra Health Care REIT, Inc.	84,687	1,996,919
Saul Centers, Inc.	4,142	248,520
SBA Communications Corp. *	52,177	8,099,436
Select Income REIT	26,783	550,391
Senior Housing Properties Trust	107,009	2,044,942

14
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Seritage Growth Properties, Class A (a)	11,635	598,970
Simon Property Group, Inc.	138,911	25,424,880
SL Green Realty Corp.	42,604	4,447,858
Spirit MTA REIT *	20,755	222,494
Spirit Realty Capital, Inc.	208,405	1,744,350
STAG Industrial, Inc.	40,337	1,164,529
STORE Capital Corp.	84,256	2,427,415
Summit Hotel Properties, Inc.	54,486	748,093
Sun Communities, Inc.	34,508	3,560,535
Sunstone Hotel Investors, Inc.	107,038	1,796,098
Tanger Factory Outlet Centers, Inc.	43,717	1,051,831
Taubman Centers, Inc.	26,509	1,712,746
Tejon Ranch Co. *	5,171	114,951
Terreno Realty Corp.	24,060	924,145
The GEO Group, Inc.	57,784	1,465,980
The Howard Hughes Corp. *	17,721	2,310,287
The Macerich Co.	50,367	2,958,558
The RMR Group, Inc., Class A	3,791	358,060
The St. Joe Co. *	34,451	592,557
Tier REIT, Inc.	27,031	644,419
UDR, Inc.	115,682	4,623,809
UMH Properties, Inc.	10,142	161,866
Uniti Group, Inc.	72,927	1,518,340
Universal Health Realty Income Trust	7,574	577,517
Urban Edge Properties	46,968	1,073,688
Urstadt Biddle Properties, Inc., Class A	12,759	290,267
Ventas, Inc.	160,274	9,595,604
VEREIT, Inc.	429,435	3,358,182
VICI Properties, Inc.	30,597	639,783
Vornado Realty Trust	79,567	6,126,659
Washington Prime Group, Inc.	86,325	668,155
Washington Real Estate Investment Trust	31,225	985,461
Weingarten Realty Investors	53,018	1,639,847
Welltower, Inc.	168,155	11,217,620
Weyerhaeuser Co.	341,352	11,848,328
Whitestone REIT	17,076	232,917
WP Carey, Inc.	46,230	3,077,993
Xenia Hotels & Resorts, Inc.	46,798	1,135,319
		488,897,708

Retailing 6.6%
1-800-Flowers.com, Inc., Class A *	10,342	124,621
Aaron's, Inc.	29,541	1,468,779
Abercrombie & Fitch Co., Class A	29,574	640,869
Advance Auto Parts, Inc.	32,510	5,332,615
Amazon.com, Inc. *	180,432	363,157,291
America's Car-Mart, Inc. *	2,400	200,280
American Eagle Outfitters, Inc.	74,978	1,946,429
Asbury Automotive Group, Inc. *	6,305	469,722
Ascena Retail Group, Inc. *	116,886	535,338
At Home Group, Inc. *	11,945	411,027
AutoNation, Inc. *	27,737	1,257,873
AutoZone, Inc. *	11,964	9,174,952
Barnes & Noble Education, Inc. *	19,344	115,677
Barnes & Noble, Inc.	21,286	111,752
Bed Bath & Beyond, Inc.	60,315	1,082,051
Best Buy Co., Inc.	110,044	8,755,101
Big Lots, Inc.	19,499	839,432
Booking Holdings, Inc. *	21,529	42,014,920
Boot Barn Holdings, Inc. *	12,019	359,729
Burlington Stores, Inc. *	30,539	5,136,049
Caleres, Inc.	19,099	773,128
Camping World Holdings, Inc., Class A (a)	12,992	269,064
CarMax, Inc. *	80,141	6,255,005
Chico's FAS, Inc.	53,292	486,023
Conn's, Inc. *	13,607	557,887
Security	Number of Shares	Value ($)
Core-Mark Holding Co., Inc.	24,690	883,161
Dick's Sporting Goods, Inc.	34,866	1,305,383
Dillard's, Inc., Class A (a)	9,562	751,382
Dollar General Corp.	112,575	12,127,705
Dollar Tree, Inc. *	106,434	8,569,001
DSW, Inc., Class A	32,704	1,087,735
Duluth Holdings, Inc., Class B *(a)	6,975	201,857
Expedia Group, Inc.	54,393	7,098,286
Express, Inc. *	32,763	367,601
Five Below, Inc. *	25,073	2,920,252
Floor & Decor Holdings, Inc., Class A *	19,888	731,083
Foot Locker, Inc.	53,114	2,618,520
Francesca's Holdings Corp. *	19,520	122,586
GameStop Corp., Class A (a)	42,715	566,828
Genesco, Inc. *	7,690	391,036
Genuine Parts Co.	64,379	6,428,243
GNC Holdings, Inc., Class A *(a)	36,493	113,128
Group 1 Automotive, Inc.	9,590	739,293
Groupon, Inc. *	164,534	702,560
Guess?, Inc.	27,334	669,683
Haverty Furniture Cos., Inc.	6,841	151,186
Hibbett Sports, Inc. *	10,038	206,281
J.C. Penney Co., Inc. *(a)	129,358	228,964
Kohl's Corp.	75,616	5,981,982
L Brands, Inc.	108,060	2,856,026
Lands' End, Inc. *	6,871	176,585
Liberty Expedia Holdings, Inc., Class A *	22,982	1,060,619
Liberty TripAdvisor Holdings, Inc., Class A *	33,230	526,695
Lithia Motors, Inc., Class A	10,520	908,928
LKQ Corp. *	134,664	4,648,601
Lowe's Cos., Inc.	367,042	39,915,817
Lumber Liquidators Holdings, Inc. *	11,951	208,306
Macy's, Inc.	135,701	4,959,872
MarineMax, Inc. *	10,538	237,105
Monro, Inc.	13,976	991,597
Murphy USA, Inc. *	14,767	1,225,366
National Vision Holdings, Inc. *	21,491	950,977
Netflix, Inc. *	194,585	71,545,013
Nordstrom, Inc.	51,103	3,211,824
Nutrisystem, Inc.	12,274	454,138
O'Reilly Automotive, Inc. *	36,691	12,306,895
Office Depot, Inc.	250,104	837,848
Ollie's Bargain Outlet Holdings, Inc. *	21,551	1,877,092
Overstock.com, Inc. *(a)	13,420	391,864
Party City Holdco, Inc. *	16,076	246,767
Penske Automotive Group, Inc.	15,502	815,870
PetMed Express, Inc.	8,802	322,945
Pool Corp.	17,623	2,894,754
Qurate Retail, Inc. *	202,887	4,218,021
Rent-A-Center, Inc. *	24,950	367,763
RH *	11,246	1,788,114
Ross Stores, Inc.	170,052	16,287,581
Sally Beauty Holdings, Inc. *	55,784	859,074
Shoe Carnival, Inc.	4,161	184,998
Shutterfly, Inc. *	15,189	1,179,882
Signet Jewelers Ltd.	27,053	1,736,803
Sleep Number Corp. *	15,796	532,325
Sonic Automotive, Inc., Class A	9,538	205,067
Sportsman's Warehouse Holdings, Inc. *	24,702	141,048
Tailored Brands, Inc.	22,169	521,858
Target Corp.	238,871	20,901,212
The Buckle, Inc. (a)	11,372	292,829
The Cato Corp., Class A	10,330	221,579
The Children's Place, Inc.	8,010	1,127,407
The Gap, Inc.	97,752	2,966,773
The Home Depot, Inc.	515,834	103,563,992
The Michaels Cos., Inc. *	51,689	878,196

15
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
The TJX Cos., Inc.	280,883	30,888,704
Tiffany & Co.	44,640	5,475,096
Tile Shop Holdings, Inc.	16,703	127,778
Tractor Supply Co.	55,498	4,899,363
TripAdvisor, Inc. *	47,625	2,586,514
Ulta Salon, Cosmetics & Fragrance, Inc. *	25,618	6,660,680
Urban Outfitters, Inc. *	35,460	1,648,181
Vitamin Shoppe, Inc. *	17,986	230,221
Wayfair, Inc., Class A *	19,523	2,638,924
Weyco Group, Inc.	3,518	124,783
Williams-Sonoma, Inc.	34,477	2,421,320
Winmark Corp.	897	133,832
Zumiez, Inc. *	6,371	198,457
		876,019,229

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	18,539	1,104,554
Advanced Micro Devices, Inc. *	365,768	9,206,381
Amkor Technology, Inc. *	57,065	498,177
Analog Devices, Inc.	164,908	16,301,156
Applied Materials, Inc.	452,122	19,450,288
Axcelis Technologies, Inc. *	15,968	322,554
Broadcom, Inc.	179,864	39,395,612
Brooks Automation, Inc.	30,296	1,193,965
Cabot Microelectronics Corp.	12,252	1,381,168
CEVA, Inc. *	11,179	342,077
Cirrus Logic, Inc. *	30,397	1,335,948
Cohu, Inc.	13,913	367,025
Cree, Inc. *	46,028	2,214,407
Cypress Semiconductor Corp.	160,236	2,757,662
Diodes, Inc. *	18,673	708,080
Entegris, Inc.	61,823	2,095,800
First Solar, Inc. *	35,353	1,841,184
FormFactor, Inc. *	35,121	542,619
Ichor Holdings Ltd. *(a)	5,271	136,677
Impinj, Inc. *(a)	9,350	200,838
Inphi Corp. *	20,562	762,233
Integrated Device Technology, Inc. *	57,369	2,437,609
Intel Corp.	2,085,492	101,000,378
KLA-Tencor Corp.	70,747	8,221,509
Kulicke & Soffa Industries, Inc.	34,083	879,001
Lam Research Corp.	74,130	12,831,162
Lattice Semiconductor Corp. *	62,484	511,744
MACOM Technology Solutions Holdings, Inc. *	24,109	555,713
Marvell Technology Group Ltd.	257,681	5,328,843
Maxim Integrated Products, Inc.	124,278	7,515,091
MaxLinear, Inc., Class A *	25,064	483,234
Microchip Technology, Inc.	104,661	9,003,986
Micron Technology, Inc. *	517,814	27,195,591
MKS Instruments, Inc.	24,107	2,239,540
Monolithic Power Systems, Inc.	17,401	2,607,888
Nanometrics, Inc. *	9,941	435,515
NeoPhotonics Corp. *(a)	17,861	156,998
NVIDIA Corp.	272,034	76,354,503
ON Semiconductor Corp. *	188,379	4,020,008
PDF Solutions, Inc. *	10,142	88,438
Photronics, Inc. *	30,244	323,611
Power Integrations, Inc.	13,964	1,024,259
Qorvo, Inc. *	56,154	4,497,374
QUALCOMM, Inc.	662,660	45,531,369
Rambus, Inc. *	45,444	555,326
Rudolph Technologies, Inc. *	12,717	353,533
Semtech Corp. *	28,960	1,730,360
Silicon Laboratories, Inc. *	18,935	1,855,630
Skyworks Solutions, Inc.	80,797	7,376,766
SolarEdge Technologies, Inc. *	16,301	781,633
Security	Number of Shares	Value ($)
SunPower Corp. *(a)	34,140	229,421
Synaptics, Inc. *	15,148	731,043
Teradyne, Inc.	84,181	3,467,415
Texas Instruments, Inc.	438,878	49,329,887
Ultra Clean Holdings, Inc. *	16,051	244,938
Universal Display Corp.	20,361	2,492,186
Veeco Instruments, Inc. *	21,295	255,540
Versum Materials, Inc.	45,970	1,829,146
Xcerra Corp. *	24,646	356,874
Xilinx, Inc.	112,729	8,773,698
Xperi Corp.	22,722	356,735
		496,121,900

Software & Services 15.4%
2U, Inc. *	25,007	2,234,625
8x8, Inc. *	44,658	1,013,737
A10 Networks, Inc. *	20,319	141,623
Accenture plc, Class A	287,203	48,557,411
ACI Worldwide, Inc. *	51,033	1,449,848
Activision Blizzard, Inc.	339,822	24,501,166
Acxiom Corp. *	37,870	1,730,280
Adobe Systems, Inc. *	220,262	58,041,240
Akamai Technologies, Inc. *	75,740	5,691,104
Alarm.com Holdings, Inc. *	11,999	675,424
Alliance Data Systems Corp.	22,069	5,265,222
Alphabet, Inc., Class A *	133,884	164,918,311
Alphabet, Inc., Class C *	135,982	165,651,913
Altair Engineering, Inc., Class A *	9,236	385,788
ANGI Homeservices, Inc., Class A *(a)	22,345	483,993
ANSYS, Inc. *	38,017	7,070,402
Aspen Technology, Inc. *	33,042	3,811,725
Autodesk, Inc. *	98,569	15,214,125
Automatic Data Processing, Inc.	196,225	28,796,019
Avaya Holdings Corp. *	45,753	1,068,790
Benefitfocus, Inc. *	11,399	502,696
Black Knight, Inc. *	62,293	3,326,446
Blackbaud, Inc.	21,196	2,216,466
Blackline, Inc. *	16,832	888,056
Booz Allen Hamilton Holding Corp.	63,477	3,247,483
Bottomline Technologies (DE), Inc. *	16,369	1,079,863
Box, Inc., Class A *	57,013	1,400,239
Broadridge Financial Solutions, Inc.	53,039	7,167,690
CA, Inc.	144,293	6,320,033
CACI International, Inc., Class A *	11,361	2,215,395
Cadence Design Systems, Inc. *	125,787	5,917,020
Carbon Black, Inc. *	4,932	124,928
Carbonite, Inc. *	9,538	396,304
Cardtronics plc, Class A *	20,012	702,221
Cargurus, Inc. *	7,324	361,220
Cars.com, Inc. *	31,446	846,212
Cass Information Systems, Inc.	4,401	314,804
CDK Global, Inc.	56,945	3,548,812
Ceridian HCM Holding, Inc. *	9,624	370,524
ChannelAdvisor Corp. *	10,129	132,183
Cision Ltd. *	16,076	291,136
Citrix Systems, Inc. *	57,052	6,505,069
Cloudera, Inc. *	36,768	551,888
Cognizant Technology Solutions Corp., Class A	260,134	20,402,310
CommVault Systems, Inc. *	18,294	1,274,177
Conduent, Inc. *	87,786	2,034,879
ConvergeOne Holdings, Inc.	14,462	132,183
Convergys Corp.	42,268	1,045,288
CoreLogic, Inc. *	38,270	1,945,647
Cornerstone OnDemand, Inc. *	24,276	1,373,051
Coupa Software, Inc. *	13,102	939,544
CSG Systems International, Inc.	15,148	565,778

16
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Dell Technologies, Inc., Class V *	88,763	8,536,338
DocuSign, Inc. *	9,079	566,893
Dropbox, Inc. *(a)	20,318	545,538
DXC Technology Co.	126,740	11,544,747
eBay, Inc. *	415,954	14,396,168
Ebix, Inc.	10,539	839,431
Electronic Arts, Inc. *	138,097	15,661,581
Ellie Mae, Inc. *	15,121	1,593,300
Endurance International Group Holdings, Inc. *	33,152	319,917
Envestnet, Inc. *	21,440	1,355,008
EPAM Systems, Inc. *	22,142	3,164,756
Etsy, Inc. *	51,385	2,501,936
Euronet Worldwide, Inc. *	22,722	2,222,212
Everbridge, Inc. *	8,705	524,128
Everi Holdings, Inc. *	31,990	277,353
EVERTEC, Inc.	28,532	686,195
ExlService Holdings, Inc. *	14,079	902,182
Facebook, Inc., Class A *	1,074,562	188,832,780
Fair Isaac Corp. *	12,927	2,985,878
Fidelity National Information Services, Inc.	146,595	15,857,181
FireEye, Inc. *	80,434	1,335,204
First Data Corp., Class A *	248,261	6,385,273
Fiserv, Inc. *	182,568	14,618,220
Five9, Inc. *	25,180	1,209,899
FleetCor Technologies, Inc. *	40,461	8,648,134
ForeScout Technologies, Inc. *	8,330	300,463
Fortinet, Inc. *	66,597	5,578,165
Gartner, Inc. *	40,027	5,994,443
Genpact Ltd.	69,887	2,141,338
Global Payments, Inc.	72,466	9,027,814
GoDaddy, Inc., Class A *	74,101	6,036,267
GrubHub, Inc. *	40,051	5,771,750
GTT Communications, Inc. *(a)	14,550	626,377
Guidewire Software, Inc. *	36,607	3,681,566
Hortonworks, Inc. *	24,006	535,814
HubSpot, Inc. *	16,367	2,351,938
IAC/InterActiveCorp *	34,083	6,721,168
Imperva, Inc. *	14,356	676,885
Instructure, Inc. *	12,469	510,606
Internap Corp. *	11,113	149,136
International Business Machines Corp.	382,065	55,964,881
Intuit, Inc.	109,182	23,962,174
j2 Global, Inc.	21,253	1,754,860
Jack Henry & Associates, Inc.	36,364	5,761,512
Leidos Holdings, Inc.	62,744	4,440,393
LivePerson, Inc. *	26,312	707,793
LogMeIn, Inc.	24,509	2,106,549
Manhattan Associates, Inc. *	28,391	1,646,394
ManTech International Corp., Class A	12,377	820,843
Mastercard, Inc., Class A	410,752	88,541,701
Match Group, Inc. *(a)	28,178	1,410,309
MAXIMUS, Inc.	30,914	2,055,781
Microsoft Corp.	3,442,301	386,673,671
MicroStrategy, Inc., Class A *	3,787	564,263
MINDBODY, Inc., Class A *	14,050	521,255
MoneyGram International, Inc. *	18,504	120,461
Monotype Imaging Holdings, Inc.	20,154	415,172
New Relic, Inc. *	19,746	2,029,099
NIC, Inc.	33,000	554,400
Nuance Communications, Inc. *	131,852	2,151,825
Nutanix, Inc., Class A *	34,551	1,945,912
OneSpan, Inc. *	13,495	253,031
Oracle Corp.	1,337,743	64,987,555
Pandora Media, Inc. *	113,554	1,049,239
Paychex, Inc.	144,324	10,571,733
Paycom Software, Inc. *	21,261	3,298,006
Security	Number of Shares	Value ($)
Paylocity Holding Corp. *	12,263	974,173
PayPal Holdings, Inc. *	499,350	46,104,985
Pegasystems, Inc.	15,392	980,470
Perficient, Inc. *	13,401	385,011
Perspecta, Inc.	63,186	1,469,706
Pivotal Software, Inc., Class A *	15,848	439,782
Pluralsight, Inc., Class A *	8,331	284,670
Presidio, Inc. *	19,173	289,896
Progress Software Corp.	23,200	949,576
Proofpoint, Inc. *	21,823	2,589,299
PROS Holdings, Inc. *	11,807	435,442
PTC, Inc. *	50,896	5,086,546
Q2 Holdings, Inc. *	15,284	952,193
QAD, Inc., Class A	4,993	302,825
Qualys, Inc. *	14,122	1,285,808
Quotient Technology, Inc. *	36,802	550,190
Rapid7, Inc. *	17,102	652,441
RealPage, Inc. *	34,889	2,177,074
Red Hat, Inc. *	79,527	11,748,524
RingCentral, Inc., Class A *	29,647	2,761,618
Sabre Corp.	111,372	2,907,923
SailPoint Technologies Holding, Inc. *	25,555	790,416
salesforce.com, Inc. *	316,059	48,255,888
Science Applications International Corp.	18,197	1,641,733
SendGrid, Inc. *	4,843	175,656
ServiceNow, Inc. *	78,473	15,408,958
ServiceSource International, Inc. *	30,849	98,408
Shutterstock, Inc.	8,038	442,412
Snap, Inc., Class A *(a)	127,278	1,387,330
Splunk, Inc. *	64,473	8,262,215
SPS Commerce, Inc. *	8,012	787,339
Square, Inc., Class A *	129,195	11,451,845
SS&C Technologies Holdings, Inc.	88,499	5,251,531
Stamps.com, Inc. *	7,316	1,817,660
Switch, Inc., Class A	17,919	207,144
Sykes Enterprises, Inc. *	15,660	473,558
Symantec Corp.	274,460	5,533,114
Synopsys, Inc. *	68,999	7,047,558
Syntel, Inc. *	17,576	716,046
Tableau Software, Inc., Class A *	29,814	3,334,994
Take-Two Interactive Software, Inc. *	50,778	6,781,910
Teradata Corp. *	54,744	2,270,234
The Trade Desk, Inc., Class A *	10,576	1,500,523
The Ultimate Software Group, Inc. *	13,340	4,130,998
The Western Union Co.	211,954	4,010,170
TiVo Corp.	60,754	829,292
Total System Services, Inc.	74,672	7,253,638
Travelport Worldwide Ltd.	51,272	952,121
TrueCar, Inc. *	34,362	441,895
TTEC Holdings, Inc.	8,226	215,521
Twilio, Inc., Class A *	32,505	2,621,853
Twitter, Inc. *	298,473	10,500,280
Tyler Technologies, Inc. *	15,688	3,874,152
Unisys Corp. *	24,717	459,736
Varonis Systems, Inc. *	9,732	719,195
Verint Systems, Inc. *	27,489	1,334,591
VeriSign, Inc. *	42,229	6,697,942
VirnetX Holding Corp. *(a)	37,950	127,132
Virtusa Corp. *	12,281	715,491
Visa, Inc., Class A	801,548	117,739,386
VMware, Inc., Class A *	30,809	4,721,787
Web.com Group, Inc. *	23,288	650,900
WEX, Inc. *	17,485	3,325,997
Workday, Inc., Class A *	64,877	10,026,092
Workiva, Inc. *	10,582	389,947
Worldpay, Inc., Class A *	132,379	12,892,391
XO Group, Inc. *	12,302	369,798
Yelp, Inc. *	33,857	1,595,342

17
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Yext, Inc. *	29,019	721,412
Zendesk, Inc. *	47,643	3,282,126
Zillow Group, Inc., Class A *	25,380	1,220,778
Zillow Group, Inc., Class C *	49,378	2,402,240
Zscaler, Inc. *(a)	6,046	258,708
Zynga, Inc., Class A *	341,650	1,421,264
		2,047,631,884

Technology Hardware & Equipment 6.2%
3D Systems Corp. *(a)	49,735	1,012,107
Acacia Communications, Inc. *	9,569	390,128
ADTRAN, Inc.	19,716	339,115
Amphenol Corp., Class A	133,464	12,623,025
Anixter International, Inc. *	11,408	822,517
Apple, Inc.	2,201,774	501,189,816
Applied Optoelectronics, Inc. *(a)	8,733	361,197
Arista Networks, Inc. *	21,270	6,359,305
ARRIS International plc *	81,120	2,101,819
Arrow Electronics, Inc. *	40,627	3,149,811
Avnet, Inc.	53,644	2,596,370
AVX Corp.	26,567	561,892
Badger Meter, Inc.	11,737	644,948
Belden, Inc.	19,043	1,384,807
Benchmark Electronics, Inc.	20,667	534,242
CalAmp Corp. *	17,773	417,665
Calix, Inc. *	18,084	141,055
CDW Corp.	68,894	6,032,359
Ciena Corp. *	62,134	1,962,192
Cisco Systems, Inc.	2,105,056	100,558,525
Cognex Corp.	75,740	4,074,812
Coherent, Inc. *	11,361	2,165,407
CommScope Holding Co., Inc. *	84,767	2,686,266
Comtech Telecommunications Corp.	9,348	335,126
Control4 Corp. *	8,572	277,819
Corning, Inc.	375,449	12,581,296
Cray, Inc. *	18,364	398,499
CTS Corp.	16,790	620,390
Daktronics, Inc.	13,513	109,590
Diebold Nixdorf, Inc. (a)	30,520	144,970
Dolby Laboratories, Inc., Class A	27,901	1,958,371
Eastman Kodak Co. *(a)	24,655	80,129
EchoStar Corp., Class A *	22,555	1,082,640
Electronics For Imaging, Inc. *	18,935	658,749
ePlus, Inc. *	6,349	658,074
Extreme Networks, Inc. *	45,839	287,411
F5 Networks, Inc. *	27,239	5,151,440
Fabrinet *	15,160	725,709
FARO Technologies, Inc. *	8,438	575,472
Finisar Corp. *	47,945	978,078
Fitbit, Inc., Class A *	91,448	550,517
FLIR Systems, Inc.	62,046	3,892,766
Harmonic, Inc. *	35,812	195,175
Hewlett Packard Enterprise Co.	686,109	11,341,382
HP, Inc.	734,903	18,115,359
II-VI, Inc. *	25,023	1,244,894
Infinera Corp. *	68,336	611,607
Insight Enterprises, Inc. *	16,346	901,318
InterDigital, Inc.	15,393	1,271,462
IPG Photonics Corp. *	17,118	3,003,867
Itron, Inc. *	16,983	1,127,671
Jabil, Inc.	78,905	2,332,432
Juniper Networks, Inc.	159,121	4,523,810
KEMET Corp. *	21,345	551,555
Keysight Technologies, Inc. *	83,342	5,408,062
Kimball Electronics, Inc. *	10,630	210,474
Knowles Corp. *	46,640	845,583
Littelfuse, Inc.	11,117	2,485,316
Security	Number of Shares	Value ($)
Lumentum Holdings, Inc. *	28,572	1,940,039
Maxwell Technologies, Inc. *	23,530	84,002
Mesa Laboratories, Inc.	1,446	290,284
Methode Electronics, Inc.	15,760	624,884
Motorola Solutions, Inc.	72,966	9,365,916
MTS Systems Corp.	5,612	303,609
National Instruments Corp.	47,719	2,278,582
NCR Corp. *	53,273	1,513,486
NetApp, Inc.	120,288	10,442,201
NETGEAR, Inc. *	15,148	1,073,236
NetScout Systems, Inc. *	37,943	948,575
nLight, Inc. *	3,649	112,426
Novanta, Inc. *	14,305	1,095,763
Oclaro, Inc. *	74,905	714,594
OSI Systems, Inc. *	7,621	593,600
Palo Alto Networks, Inc. *	40,935	9,462,125
Park Electrochemical Corp.	6,971	149,040
PC Connection, Inc.	4,424	175,633
Plantronics, Inc.	14,268	959,095
Plexus Corp. *	13,607	861,187
Pure Storage, Inc., Class A *	47,820	1,283,489
Quantenna Communications, Inc. *	8,242	150,581
Ribbon Communications, Inc. *	20,711	143,320
Rogers Corp. *	8,157	1,126,237
Sanmina Corp. *	30,296	933,117
ScanSource, Inc. *	11,249	457,272
Seagate Technology plc	127,878	6,846,588
SYNNEX Corp.	12,843	1,245,386
TE Connectivity Ltd.	156,086	14,309,964
Tech Data Corp. *	16,245	1,181,824
Trimble, Inc. *	109,721	4,619,254
TTM Technologies, Inc. *	44,024	823,249
Ubiquiti Networks, Inc. (a)	9,809	879,965
ViaSat, Inc. *	24,603	1,545,560
Viavi Solutions, Inc. *	105,297	1,179,326
Vishay Intertechnology, Inc.	58,065	1,381,947
Western Digital Corp.	133,386	8,435,331
Xerox Corp.	98,856	2,754,128
Zebra Technologies Corp., Class A *	23,571	4,048,084
		833,679,292

Telecommunication Services 1.8%
AT&T, Inc.	3,252,582	103,887,469
ATN International, Inc.	5,018	367,468
Boingo Wireless, Inc. *	19,744	653,131
CenturyLink, Inc.	437,074	9,335,901
Cincinnati Bell, Inc. *	22,037	286,481
Cogent Communications Holdings, Inc.	19,474	1,065,228
Consolidated Communications Holdings, Inc.	29,239	345,313
Frontier Communications Corp. (a)	39,050	203,060
Globalstar, Inc. *(a)	250,264	127,610
Iridium Communications, Inc. *	35,475	718,369
ORBCOMM, Inc. *	43,359	467,844
pdvWireless, Inc. *	5,105	153,405
Shenandoah Telecommunications Co.	21,675	826,901
Spok Holdings, Inc.	7,942	121,910
Sprint Corp. *	310,041	1,894,350
T-Mobile US, Inc. *	132,369	8,741,649
Telephone & Data Systems, Inc.	43,193	1,297,518
United States Cellular Corp. *	7,269	310,822
Verizon Communications, Inc.	1,847,641	100,456,241
Vonage Holdings Corp. *	94,084	1,334,111
Zayo Group Holdings, Inc. *	83,670	2,900,002
		235,494,783

18
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Transportation 2.1%
Air Transport Services Group, Inc. *	21,697	441,534
Alaska Air Group, Inc.	54,302	3,664,842
Allegiant Travel Co.	5,366	731,118
AMERCO	2,760	1,034,696
American Airlines Group, Inc.	186,619	7,554,337
ArcBest Corp.	11,922	573,448
Atlas Air Worldwide Holdings, Inc. *	11,475	698,828
Avis Budget Group, Inc. *	31,936	993,529
C.H. Robinson Worldwide, Inc.	63,452	6,096,468
CSX Corp.	392,662	29,119,814
Daseke, Inc. *	12,213	109,795
Delta Air Lines, Inc.	290,332	16,978,615
Echo Global Logistics, Inc. *	10,712	355,638
Expeditors International of Washington, Inc.	76,766	5,625,413
FedEx Corp.	109,821	26,790,833
Forward Air Corp.	15,148	973,411
Genesee & Wyoming, Inc., Class A *	27,122	2,383,753
Hawaiian Holdings, Inc.	23,586	978,819
Heartland Express, Inc.	19,440	397,548
Hertz Global Holdings, Inc. *	38,332	675,027
Hub Group, Inc., Class A *	15,276	807,337
J.B. Hunt Transport Services, Inc.	38,608	4,661,916
JetBlue Airways Corp. *	141,526	2,700,316
Kansas City Southern	45,468	5,272,469
Kirby Corp. *	24,695	2,155,874
Knight-Swift Transportation Holdings, Inc.	58,371	1,992,202
Landstar System, Inc.	17,784	2,059,387
Macquarie Infrastructure Corp.	32,852	1,545,358
Marten Transport Ltd.	15,906	350,727
Matson, Inc.	20,872	779,778
Norfolk Southern Corp.	126,043	21,911,315
Old Dominion Freight Line, Inc.	31,334	4,775,302
Ryder System, Inc.	22,722	1,745,959
Saia, Inc. *	10,796	855,583
Schneider National, Inc., Class B	15,268	412,999
SkyWest, Inc.	24,281	1,585,549
Southwest Airlines Co.	239,231	14,664,860
Spirit Airlines, Inc. *	30,521	1,450,358
Union Pacific Corp.	347,113	52,282,160
United Continental Holdings, Inc. *	105,829	9,251,571
United Parcel Service, Inc., Class B	310,405	38,142,566
Universal Logistics Holdings, Inc.	4,957	181,426
Werner Enterprises, Inc.	19,340	716,547
XPO Logistics, Inc. *	45,764	4,873,866
		281,352,891

Utilities 2.8%
AES Corp.	297,706	4,007,123
ALLETE, Inc.	24,177	1,815,209
Alliant Energy Corp.	104,166	4,462,471
Ameren Corp.	108,412	6,854,891
American Electric Power Co., Inc.	219,285	15,729,313
American States Water Co.	15,148	915,394
American Water Works Co., Inc.	77,823	6,811,847
Aqua America, Inc.	82,560	3,069,581
AquaVenture Holdings Ltd. *	8,450	153,621
Atmos Energy Corp.	50,822	4,687,313
Avangrid, Inc.	25,631	1,264,634
Avista Corp.	30,296	1,554,488
Black Hills Corp.	27,783	1,635,030
California Water Service Group	19,443	800,079
CenterPoint Energy, Inc.	189,538	5,267,261
Chesapeake Utilities Corp.	7,828	673,208
Security	Number of Shares	Value ($)
CMS Energy Corp.	125,716	6,190,256
Connecticut Water Service, Inc.	5,817	398,523
Consolidated Edison, Inc.	138,865	10,960,614
Dominion Energy, Inc.	293,569	20,775,878
DTE Energy Co.	81,044	9,007,230
Duke Energy Corp.	315,897	25,663,472
Edison International	144,839	9,520,268
El Paso Electric Co.	18,935	1,160,716
Entergy Corp.	78,520	6,563,487
Evergy, Inc.	125,154	7,140,036
Eversource Energy	139,966	8,738,077
Exelon Corp.	433,748	18,959,125
FirstEnergy Corp.	199,928	7,473,309
Hawaiian Electric Industries, Inc.	53,022	1,870,086
IDACORP, Inc.	22,722	2,223,348
MDU Resources Group, Inc.	85,582	2,386,882
MGE Energy, Inc.	14,196	929,128
Middlesex Water Co.	7,846	359,347
National Fuel Gas Co.	37,020	2,055,721
New Jersey Resources Corp.	37,870	1,726,872
NextEra Energy, Inc.	212,044	36,068,684
NiSource, Inc.	145,665	3,943,152
Northwest Natural Gas Co.	15,148	983,105
NorthWestern Corp.	20,527	1,230,799
NRG Energy, Inc.	134,941	4,775,562
NRG Yield, Inc., Class A	7,922	155,984
NRG Yield, Inc., Class C	41,877	831,258
OGE Energy Corp.	84,162	3,099,686
ONE Gas, Inc.	27,641	2,170,648
Ormat Technologies, Inc.	15,563	819,392
Otter Tail Corp.	22,228	1,064,721
Pattern Energy Group, Inc., Class A	35,794	729,482
PG&E Corp.	230,180	10,629,712
Pinnacle West Capital Corp.	47,420	3,724,841
PNM Resources, Inc.	34,083	1,327,533
Portland General Electric Co.	41,936	1,945,830
PPL Corp.	309,133	9,193,615
Public Service Enterprise Group, Inc.	223,787	11,715,249
SCANA Corp.	65,876	2,525,686
Sempra Energy	116,894	13,569,056
SJW Group	8,617	499,011
South Jersey Industries, Inc.	36,809	1,221,323
Southwest Gas Holdings, Inc.	20,766	1,605,627
Spire, Inc.	21,499	1,602,750
TerraForm Power, Inc., Class A	22,369	250,085
The Southern Co.	454,395	19,893,413
UGI Corp.	75,105	4,059,425
Unitil Corp.	11,821	597,552
Vectren Corp.	36,075	2,568,540
Vistra Energy Corp. *	168,086	3,956,744
WEC Energy Group, Inc.	141,847	9,586,020
Xcel Energy, Inc.	226,380	10,877,559
		371,025,882
Total Common Stock
(Cost $9,464,271,629)		13,305,880,835

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	15,456	30,912

Media 0.0%
Media General, Inc. CVR *(c)	42,134	3,586

19
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(c)	35,613	142,452
Total Rights
(Cost $69,051)		176,950

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (d)	16,783,876	16,783,876

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.87% (d)	40,466,415	40,466,415
Total Other Investment Companies
(Cost $57,250,291)		57,250,291

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	135	19,589,175	199,159
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,334,938.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
20
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Adient plc	1,597	69,134
Aptiv plc	4,668	410,831
Autoliv, Inc.	1,518	135,239
BorgWarner, Inc.	3,400	148,818
Dana, Inc.	2,595	50,784
Delphi Technologies plc	1,610	56,720
Ford Motor Co.	68,397	648,404
General Motors Co.	22,208	800,599
Gentex Corp.	4,760	111,289
Harley-Davidson, Inc.	3,060	130,417
Lear Corp.	1,151	186,692
Tesla, Inc. *	2,352	709,504
The Goodyear Tire & Rubber Co.	4,420	100,290
Thor Industries, Inc.	885	84,464
Veoneer, Inc. *	1,518	75,809
Visteon Corp. *	516	56,961
		3,775,955

Banks 6.2%
Associated Banc-Corp.	2,720	74,120
Bank of America Corp.	165,341	5,113,997
Bank of Hawaii Corp.	680	56,528
Bank OZK	2,180	88,203
BankUnited, Inc.	1,877	72,809
BB&T Corp.	13,640	704,642
BOK Financial Corp.	467	47,891
Chemical Financial Corp.	1,360	77,683
CIT Group, Inc.	2,184	118,460
Citigroup, Inc.	44,701	3,184,499
Citizens Financial Group, Inc.	8,500	349,860
Comerica, Inc.	3,060	298,289
Commerce Bancshares, Inc.	1,730	122,934
Cullen/Frost Bankers, Inc.	1,024	113,551
East West Bancorp, Inc.	2,635	167,033
Essent Group Ltd. *	1,361	59,013
F.N.B. Corp.	5,705	76,732
Fifth Third Bancorp	12,028	353,984
First Citizens BancShares, Inc., Class A	156	74,102
First Hawaiian, Inc.	1,496	43,369
First Horizon National Corp.	5,635	103,797
First Republic Bank	2,862	290,751
Hancock Whitney Corp.	1,360	70,108
Home BancShares, Inc.	2,720	63,675
Huntington Bancshares, Inc.	19,928	323,033
IBERIABANK Corp.	1,020	88,383
Investors Bancorp, Inc.	4,420	56,576
JPMorgan Chase & Co.	59,695	6,839,853
KeyCorp	18,700	394,009
LendingTree, Inc. *	127	32,175
M&T Bank Corp.	2,545	450,847
MB Financial, Inc.	1,360	65,906
MGIC Investment Corp. *	7,320	93,110
New York Community Bancorp, Inc.	8,500	91,545
PacWest Bancorp	2,383	120,318
Security	Number of Shares	Value ($)
People's United Financial, Inc.	5,780	106,988
Pinnacle Financial Partners, Inc.	1,321	85,271
Popular, Inc.	1,878	94,538
Prosperity Bancshares, Inc.	1,252	93,700
Radian Group, Inc.	3,740	76,034
Regions Financial Corp.	19,798	385,269
Signature Bank	946	109,490
Sterling Bancorp	3,992	91,217
SunTrust Banks, Inc.	8,201	603,266
SVB Financial Group *	915	295,316
Synovus Financial Corp.	2,040	102,122
TCF Financial Corp.	3,060	77,571
Texas Capital Bancshares, Inc. *	887	78,854
TFS Financial Corp.	1,020	15,749
The PNC Financial Services Group, Inc.	8,209	1,178,320
U.S. Bancorp	27,272	1,475,688
UMB Financial Corp.	680	51,163
Umpqua Holdings Corp.	3,740	80,036
United Bankshares, Inc.	1,700	66,980
Valley National Bancorp	4,182	50,393
Webster Financial Corp.	1,700	111,146
Wells Fargo & Co.	76,908	4,497,580
Western Alliance Bancorp *	1,700	98,005
Wintrust Financial Corp.	1,020	90,321
Zions Bancorp	3,400	181,186
		30,377,988

Capital Goods 7.0%
3M Co.	10,403	2,194,201
A.O. Smith Corp.	2,464	143,109
Acuity Brands, Inc.	757	115,700
AECOM *	2,720	91,501
AGCO Corp.	1,223	72,964
Air Lease Corp.	1,700	78,557
Allegion plc	1,700	148,274
Allison Transmission Holdings, Inc.	2,380	118,191
AMETEK, Inc.	4,080	313,997
Arconic, Inc.	7,586	169,775
Barnes Group, Inc.	747	50,841
Beacon Roofing Supply, Inc. *	1,265	46,906
BWX Technologies, Inc.	1,700	104,244
Carlisle Cos., Inc.	1,087	137,842
Caterpillar, Inc.	10,453	1,451,399
Colfax Corp. *	1,700	59,364
Crane Co.	887	80,965
Cummins, Inc.	2,720	385,696
Curtiss-Wright Corp.	728	97,516
Deere & Co.	5,651	812,614
Donaldson Co., Inc.	2,380	120,428
Dover Corp.	2,720	233,566
Dycom Industries, Inc. *	546	45,815
Eaton Corp. plc	7,626	634,026
EMCOR Group, Inc.	1,020	81,702
Emerson Electric Co.	11,039	847,022
Fastenal Co.	5,100	297,636
Flowserve Corp.	2,380	124,046
Fluor Corp.	2,400	137,784
Fortive Corp.	5,373	451,224

21
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Fortune Brands Home & Security, Inc.	2,720	144,106
Gardner Denver Holdings, Inc. *	1,097	30,672
General Dynamics Corp.	4,843	936,636
General Electric Co.	152,232	1,969,882
Graco, Inc.	3,060	143,851
Harris Corp.	2,086	338,996
HD Supply Holdings, Inc. *	3,185	145,204
HEICO Corp., Class A	1,260	93,870
Hexcel Corp.	1,495	98,849
Honeywell International, Inc.	13,162	2,093,548
Hubbell, Inc.	942	119,031
Huntington Ingalls Industries, Inc.	771	188,486
IDEX Corp.	1,360	208,366
Illinois Tool Works, Inc.	5,305	736,758
Ingersoll-Rand plc	4,313	436,864
ITT, Inc.	1,635	96,645
Jacobs Engineering Group, Inc.	2,040	148,288
JELD-WEN Holding, Inc. *	1,318	32,054
Johnson Controls International plc	16,098	608,021
Kennametal, Inc.	1,485	60,647
KLX, Inc. *	902	66,604
L3 Technologies, Inc.	1,360	290,659
Lennox International, Inc.	680	151,511
Lincoln Electric Holdings, Inc.	1,020	96,043
Lockheed Martin Corp.	4,383	1,404,357
Masco Corp.	5,440	206,557
MasTec, Inc. *	1,201	52,604
MSC Industrial Direct Co., Inc., Class A	738	63,084
Navistar International Corp. *	1,049	45,705
Nordson Corp.	881	122,477
Northrop Grumman Corp.	3,074	917,558
nVent Electric plc	2,766	77,697
Oshkosh Corp.	1,360	95,554
Owens Corning	1,855	105,030
PACCAR, Inc.	6,120	418,730
Parker-Hannifin Corp.	2,335	410,026
Pentair plc	2,798	121,657
Quanta Services, Inc. *	2,720	94,085
Raytheon Co.	5,078	1,012,756
Rockwell Automation, Inc.	2,211	400,103
Rockwell Collins, Inc.	2,855	388,137
Roper Technologies, Inc.	1,814	541,243
Sensata Technologies Holding plc *	2,955	156,467
Snap-on, Inc.	1,020	180,316
Spirit AeroSystems Holdings, Inc., Class A	2,040	174,420
Stanley Black & Decker, Inc.	2,653	372,826
Teledyne Technologies, Inc. *	626	148,525
Terex Corp.	1,360	52,700
Textron, Inc.	4,535	313,051
The Boeing Co.	9,608	3,293,526
The Middleby Corp. *	1,020	123,971
The Timken Co.	1,188	57,796
The Toro Co.	1,780	108,206
TransDigm Group, Inc. *	852	298,200
Trinity Industries, Inc.	2,720	97,485
United Rentals, Inc. *	1,445	225,232
United Technologies Corp.	13,033	1,716,446
Univar, Inc. *	2,084	57,977
USG Corp. *	1,700	73,270
Valmont Industries, Inc.	371	52,088
W.W. Grainger, Inc.	904	320,079
WABCO Holdings, Inc. *	822	101,172
Wabtec Corp.	1,509	163,455
Watsco, Inc.	528	92,395
Woodward, Inc.	1,020	82,171
Xylem, Inc.	3,060	232,285
		33,853,915

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.8%
Cintas Corp.	1,503	320,695
Copart, Inc. *	3,567	229,394
CoStar Group, Inc. *	643	284,309
Deluxe Corp.	827	48,975
Equifax, Inc.	2,104	281,873
Healthcare Services Group, Inc.	1,374	56,622
IHS Markit Ltd. *	6,235	342,925
KAR Auction Services, Inc.	2,380	149,202
ManpowerGroup, Inc.	1,165	109,195
Nielsen Holdings plc	5,935	154,310
Republic Services, Inc.	3,877	284,417
Robert Half International, Inc.	2,140	167,305
Rollins, Inc.	1,700	102,136
Stericycle, Inc. *	1,514	93,399
The Brink's Co.	864	64,886
The Dun & Bradstreet Corp.	680	97,186
TransUnion	2,612	196,684
Verisk Analytics, Inc. *	2,720	323,925
Waste Management, Inc.	6,967	633,300
		3,940,738

Consumer Durables & Apparel 1.2%
Brunswick Corp.	1,531	101,689
Carter's, Inc.	774	81,990
Columbia Sportswear Co.	444	40,271
D.R. Horton, Inc.	5,966	265,547
Garmin Ltd.	2,040	139,006
Hanesbrands, Inc.	6,619	116,097
Hasbro, Inc.	2,040	202,592
Leggett & Platt, Inc.	2,380	108,147
Lennar Corp., Class A	4,678	241,712
Lululemon Athletica, Inc. *	1,700	263,381
Mattel, Inc. *	6,327	97,626
Michael Kors Holdings Ltd. *	2,553	185,399
Mohawk Industries, Inc. *	1,080	206,917
Newell Brands, Inc.	8,871	192,678
NIKE, Inc., Class B	22,498	1,849,336
NVR, Inc. *	58	154,770
Polaris Industries, Inc.	1,020	110,619
PulteGroup, Inc.	4,760	133,042
PVH Corp.	1,360	194,698
Ralph Lauren Corp.	1,020	135,466
Skechers U.S.A., Inc., Class A *	2,380	70,162
Tapestry, Inc.	4,961	251,473
Toll Brothers, Inc.	2,453	88,872
VF Corp.	5,800	534,354
Whirlpool Corp.	1,113	139,103
		5,904,947

Consumer Services 2.0%
Aramark	4,373	179,643
Boyd Gaming Corp.	1,362	49,604
Bright Horizons Family Solutions, Inc. *	1,057	126,237
Caesars Entertainment Corp. *	2,382	24,296
Carnival Corp.	7,140	439,039
Chipotle Mexican Grill, Inc. *	437	207,654
Choice Hotels International, Inc.	600	46,830
Churchill Downs, Inc.	188	53,129
Cracker Barrel Old Country Store, Inc.	413	61,574
Darden Restaurants, Inc.	2,150	249,486
Domino's Pizza, Inc.	755	225,413
Dunkin' Brands Group, Inc.	1,468	107,002
Extended Stay America, Inc.	3,400	68,612
Grand Canyon Education, Inc. *	844	100,554

22
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
H&R Block, Inc.	3,740	101,204
Hilton Grand Vacations, Inc. *	1,801	58,821
Hilton Worldwide Holdings, Inc.	4,891	379,639
ILG, Inc.	1,993	68,021
Las Vegas Sands Corp.	6,420	419,996
Marriott International, Inc., Class A	5,225	660,806
Marriott Vacations Worldwide Corp.	372	44,268
McDonald's Corp.	13,746	2,230,014
MGM Resorts International	8,840	256,272
Norwegian Cruise Line Holdings Ltd. *	3,556	190,637
Royal Caribbean Cruises Ltd.	2,930	359,159
Scientific Games Corp., Class A *	945	28,633
Service Corp. International	3,260	136,790
ServiceMaster Global Holdings, Inc. *	2,380	143,443
Six Flags Entertainment Corp.	1,360	91,868
Starbucks Corp.	24,200	1,293,490
Texas Roadhouse, Inc.	1,071	73,845
The Wendy's Co.	3,060	54,009
Vail Resorts, Inc.	714	212,808
Weight Watchers International, Inc. *	634	47,487
Wyndham Destinations, Inc.	1,700	75,140
Wyndham Hotels & Resorts, Inc.	1,700	96,475
Wynn Resorts Ltd.	1,523	225,922
Yum! Brands, Inc.	5,680	493,535
		9,681,355

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	916	133,818
AGNC Investment Corp.	8,260	157,105
Ally Financial, Inc.	7,820	210,202
American Express Co.	12,488	1,323,478
Ameriprise Financial, Inc.	2,534	359,727
Annaly Capital Management, Inc.	20,804	220,938
Berkshire Hathaway, Inc., Class B *	33,762	7,046,805
BGC Partners, Inc., Class A	4,806	59,690
BlackRock, Inc.	2,178	1,043,393
Capital One Financial Corp.	8,524	844,643
Cboe Global Markets, Inc.	1,987	200,290
CME Group, Inc.	5,944	1,038,595
Credit Acceptance Corp. *	223	101,846
Discover Financial Services	6,194	483,875
E*TRADE Financial Corp. *	4,584	269,814
Eaton Vance Corp.	2,040	107,569
Evercore, Inc., Class A	711	75,473
FactSet Research Systems, Inc.	680	155,985
Franklin Resources, Inc.	5,780	183,457
Interactive Brokers Group, Inc., Class A	1,214	75,462
Intercontinental Exchange, Inc.	10,200	777,546
Invesco Ltd.	7,140	172,074
Janus Henderson Group plc	3,409	96,304
Jefferies Financial Group, Inc.	5,440	126,317
Lazard Ltd., Class A	2,380	114,573
Legg Mason, Inc.	1,360	42,432
LPL Financial Holdings, Inc.	1,545	102,341
MarketAxess Holdings, Inc.	680	129,078
Moody's Corp.	2,959	526,761
Morgan Stanley	23,876	1,165,865
Morningstar, Inc.	340	48,389
MSCI, Inc.	1,540	277,600
Nasdaq, Inc.	2,040	194,698
Navient Corp.	4,644	63,344
New Residential Investment Corp.	5,987	111,179
Northern Trust Corp.	3,740	401,900
OneMain Holdings, Inc. *	1,448	53,142
Raymond James Financial, Inc.	2,226	207,107
S&P Global, Inc.	4,420	915,161
Santander Consumer USA Holdings, Inc.	2,040	44,023
Security	Number of Shares	Value ($)
SEI Investments Co.	2,380	150,130
SLM Corp. *	7,480	87,666
Starwood Property Trust, Inc.	4,420	97,373
State Street Corp.	6,460	561,439
Stifel Financial Corp.	1,117	62,407
Synchrony Financial	12,391	392,423
T. Rowe Price Group, Inc.	4,228	489,983
TD Ameritrade Holding Corp.	4,770	279,379
The Bank of New York Mellon Corp.	17,621	918,935
The Charles Schwab Corp. (a)	20,848	1,058,870
The Goldman Sachs Group, Inc.	6,138	1,459,678
Voya Financial, Inc.	3,060	153,214
		25,373,496

Energy 5.6%
Anadarko Petroleum Corp.	9,042	582,305
Andeavor	2,442	373,113
Antero Resources Corp. *	4,186	77,483
Apache Corp.	6,735	295,195
Apergy Corp. *	1,281	57,927
Baker Hughes a GE Co.	7,480	246,616
Cabot Oil & Gas Corp.	8,210	195,644
Centennial Resource Development, Inc., Class A *	2,818	54,303
Cheniere Energy, Inc. *	3,562	238,405
Chesapeake Energy Corp. *	15,640	69,285
Chevron Corp.	33,530	3,971,964
Cimarex Energy Co.	1,700	143,616
Concho Resources, Inc. *	3,325	456,024
ConocoPhillips	20,473	1,503,332
Continental Resources, Inc. *	1,540	101,563
Core Laboratories N.V.	797	91,296
Devon Energy Corp.	9,180	394,097
Diamondback Energy, Inc.	1,700	205,836
Energen Corp. *	1,700	131,835
EOG Resources, Inc.	10,124	1,196,961
EQT Corp.	4,521	230,661
Exxon Mobil Corp.	74,263	5,953,665
Halliburton Co.	15,458	616,620
Helmerich & Payne, Inc.	1,893	124,124
Hess Corp.	4,589	309,023
HollyFrontier Corp.	3,060	228,031
Kinder Morgan, Inc.	33,164	587,003
Marathon Oil Corp.	14,742	317,100
Marathon Petroleum Corp.	8,070	664,080
Murphy Oil Corp.	2,720	83,858
National Oilwell Varco, Inc.	6,650	313,016
Newfield Exploration Co. *	3,400	92,752
Noble Energy, Inc.	8,500	252,620
Occidental Petroleum Corp.	13,530	1,080,641
ONEOK, Inc.	7,246	477,584
Parsley Energy, Inc., Class A *	4,485	124,548
Patterson-UTI Energy, Inc.	4,214	72,186
PBF Energy, Inc., Class A	1,997	103,684
PDC Energy, Inc. *	1,188	62,596
Peabody Energy Corp.	1,900	78,489
Phillips 66	7,410	878,159
Pioneer Natural Resources Co.	2,963	517,636
Range Resources Corp.	4,125	67,733
RPC, Inc.	1,020	13,954
Schlumberger Ltd.	24,182	1,527,335
Targa Resources Corp.	3,890	214,222
TechnipFMC plc	7,480	229,112
The Williams Cos., Inc.	20,946	619,792
Transocean Ltd. *	7,919	95,899
Valero Energy Corp.	7,565	891,762

23
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Weatherford International plc *	17,000	41,140
WPX Energy, Inc. *	6,800	129,676
		27,385,501

Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	680	77,636
Costco Wholesale Corp.	7,708	1,796,966
Sysco Corp.	8,451	632,304
The Kroger Co.	14,307	450,670
US Foods Holding Corp. *	2,380	77,564
Walgreens Boots Alliance, Inc.	14,866	1,019,213
Walmart, Inc.	25,332	2,428,326
		6,482,679

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	33,100	1,937,012
Archer-Daniels-Midland Co.	9,704	489,082
Brown-Forman Corp., Class B	4,765	248,828
Bunge Ltd.	2,424	157,512
Campbell Soup Co.	3,400	134,130
Conagra Brands, Inc.	7,153	262,873
Constellation Brands, Inc., Class A	2,928	609,610
Flowers Foods, Inc.	3,060	61,659
General Mills, Inc.	10,365	476,894
Hormel Foods Corp.	4,760	186,354
Ingredion, Inc.	1,255	126,843
Kellogg Co.	4,420	317,312
Keurig Dr Pepper, Inc.	3,150	71,820
Lamb Weston Holdings, Inc.	2,480	167,648
McCormick & Co., Inc. Non-Voting Shares	2,140	267,243
Molson Coors Brewing Co., Class B	3,256	217,306
Mondelez International, Inc., Class A	26,049	1,112,813
Monster Beverage Corp. *	7,263	442,244
National Beverage Corp. *	218	25,689
PepsiCo, Inc.	24,841	2,782,440
Philip Morris International, Inc.	27,215	2,119,776
Pilgrim's Pride Corp. *	1,180	21,818
Pinnacle Foods, Inc.	2,040	135,497
Post Holdings, Inc. *	1,186	115,350
Seaboard Corp.	4	14,739
The Coca-Cola Co.	67,098	2,990,558
The Hain Celestial Group, Inc. *	1,700	48,552
The Hershey Co.	2,443	245,570
The J.M. Smucker Co.	2,040	210,895
The Kraft Heinz Co.	10,475	610,378
Tyson Foods, Inc., Class A	5,248	329,627
		16,938,072

Health Care Equipment & Services 6.3%
Abbott Laboratories	30,762	2,056,132
ABIOMED, Inc. *	734	298,430
Aetna, Inc.	5,705	1,142,540
Align Technology, Inc. *	1,266	489,296
AmerisourceBergen Corp.	2,795	251,466
Anthem, Inc.	4,490	1,188,638
athenahealth, Inc. *	680	104,652
Baxter International, Inc.	8,655	643,672
Becton Dickinson & Co.	4,664	1,221,362
Boston Scientific Corp. *	24,243	862,081
Cantel Medical Corp.	680	65,960
Cardinal Health, Inc.	5,571	290,750
Centene Corp. *	3,585	525,131
Cerner Corp. *	5,440	354,198
Chemed Corp.	276	89,297
Cigna Corp.	4,245	799,503
Security	Number of Shares	Value ($)
CVS Health Corp.	17,858	1,343,636
Danaher Corp.	10,853	1,123,720
DaVita, Inc. *	2,500	173,225
DENTSPLY SIRONA, Inc.	3,898	155,608
DexCom, Inc. *	1,531	221,046
Edwards Lifesciences Corp. *	3,691	532,390
Encompass Health Corp.	1,700	138,703
Envision Healthcare Corp. *	2,230	101,153
Express Scripts Holding Co. *	9,860	867,877
HCA Healthcare, Inc.	4,916	659,285
Henry Schein, Inc. *	2,726	211,756
Hill-Rom Holdings, Inc.	1,175	114,292
Hologic, Inc. *	4,760	189,258
Humana, Inc.	2,417	805,489
ICU Medical, Inc. *	246	75,276
IDEXX Laboratories, Inc. *	1,527	387,919
Insulet Corp. *	1,069	111,465
Integra LifeSciences Holdings Corp. *	1,257	74,754
Intuitive Surgical, Inc. *	1,988	1,113,280
Laboratory Corp. of America Holdings *	1,809	312,722
LivaNova plc *	781	98,055
Masimo Corp. *	868	102,328
McKesson Corp.	3,526	453,972
Medidata Solutions, Inc. *	1,052	89,399
MEDNAX, Inc. *	1,700	80,495
Medtronic plc	23,719	2,286,749
Molina Healthcare, Inc. *	877	121,026
Patterson Cos., Inc.	1,360	30,668
Quest Diagnostics, Inc.	2,380	261,752
ResMed, Inc.	2,457	273,734
STERIS plc	1,419	162,362
Stryker Corp.	5,630	953,891
Teleflex, Inc.	784	193,985
The Cooper Cos., Inc.	860	219,971
UnitedHealth Group, Inc.	16,843	4,521,672
Universal Health Services, Inc., Class B	1,536	199,926
Varian Medical Systems, Inc. *	1,600	179,232
Veeva Systems, Inc., Class A *	2,144	223,748
WellCare Health Plans, Inc. *	853	258,092
West Pharmaceutical Services, Inc.	1,360	159,188
Zimmer Biomet Holdings, Inc.	3,605	445,686
		30,411,893

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	4,420	250,083
Colgate-Palmolive Co.	15,300	1,016,073
Coty, Inc., Class A	8,160	100,858
Energizer Holdings, Inc.	1,122	71,348
Herbalife Nutrition Ltd. *	2,040	115,444
Kimberly-Clark Corp.	6,120	707,105
Nu Skin Enterprises, Inc., Class A	1,041	82,864
Spectrum Brands Holdings, Inc.	837	72,693
The Clorox Co.	2,275	329,829
The Estee Lauder Cos., Inc., Class A	3,894	545,627
The Procter & Gamble Co.	44,079	3,656,353
		6,948,277

Insurance 2.6%
Aflac, Inc.	13,623	629,928
Alleghany Corp.	269	169,949
American Financial Group, Inc.	1,265	140,870
American International Group, Inc.	15,745	837,162
Aon plc	4,238	616,883
Arch Capital Group Ltd. *	7,212	220,471
Arthur J. Gallagher & Co.	3,160	227,962
Assurant, Inc.	864	88,837

24
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Assured Guaranty Ltd.	2,040	83,110
Athene Holding Ltd., Class A *	2,327	115,559
Axis Capital Holdings Ltd.	1,450	83,404
Brighthouse Financial, Inc. *	2,000	83,020
Brown & Brown, Inc.	4,080	124,358
Chubb Ltd.	8,174	1,105,452
Cincinnati Financial Corp.	2,617	200,645
CNA Financial Corp.	498	22,360
CNO Financial Group, Inc.	3,060	66,127
Erie Indemnity Co., Class A	340	42,000
Everest Re Group Ltd.	738	164,589
Fidelity National Financial, Inc.	4,760	190,876
First American Financial Corp.	2,040	115,994
Lincoln National Corp.	3,878	254,319
Loews Corp.	4,760	239,476
Markel Corp. *	245	296,156
Marsh & McLennan Cos., Inc.	8,876	751,176
MetLife, Inc.	17,898	821,339
Old Republic International Corp.	4,581	101,607
Primerica, Inc.	731	89,365
Principal Financial Group, Inc.	4,760	262,704
Prudential Financial, Inc.	7,337	720,860
Reinsurance Group of America, Inc.	1,132	161,706
RenaissanceRe Holdings Ltd.	680	90,413
The Allstate Corp.	6,171	620,617
The Hanover Insurance Group, Inc.	747	91,500
The Hartford Financial Services Group, Inc.	6,260	315,316
The Progressive Corp.	10,208	689,346
The Travelers Cos., Inc.	4,760	626,416
Torchmark Corp.	1,787	157,113
Unum Group	3,877	142,984
W.R. Berkley Corp.	1,700	133,042
Willis Towers Watson plc	2,287	336,807
XL Group Ltd.	4,492	257,796
		12,489,614

Materials 2.8%
Air Products & Chemicals, Inc.	3,818	634,895
Albemarle Corp.	1,966	187,792
Alcoa Corp. *	3,060	136,690
AptarGroup, Inc.	1,126	117,903
Ashland Global Holdings, Inc.	1,120	94,304
Avery Dennison Corp.	1,547	162,713
Axalta Coating Systems Ltd. *	3,740	114,070
Ball Corp.	6,120	256,306
Bemis Co., Inc.	1,700	83,776
Berry Global Group, Inc. *	2,380	113,597
Cabot Corp.	1,020	66,218
Celanese Corp., Series A	2,380	278,055
CF Industries Holdings, Inc.	4,080	211,956
Crown Holdings, Inc. *	2,380	101,888
DowDuPont, Inc.	40,767	2,858,990
Eagle Materials, Inc.	849	78,388
Eastman Chemical Co.	2,437	236,462
Ecolab, Inc.	4,593	691,155
FMC Corp.	2,380	203,371
Freeport-McMoRan, Inc.	23,696	332,929
Graphic Packaging Holding Co.	5,440	77,357
Huntsman Corp.	3,740	114,033
International Flavors & Fragrances, Inc.	1,360	177,194
International Paper Co.	7,140	365,140
Louisiana-Pacific Corp.	2,581	75,262
LyondellBasell Industries N.V., Class A	5,588	630,215
Martin Marietta Materials, Inc.	1,096	217,797
NewMarket Corp.	163	65,370
Newmont Mining Corp.	9,258	287,276
Nucor Corp.	5,596	349,750
Security	Number of Shares	Value ($)
Olin Corp.	2,907	89,332
Owens-Illinois, Inc. *	2,927	51,720
Packaging Corp. of America	1,700	186,864
PPG Industries, Inc.	4,420	488,587
Praxair, Inc.	5,010	792,532
Reliance Steel & Aluminum Co.	1,360	119,530
Royal Gold, Inc.	1,117	85,182
RPM International, Inc.	2,380	160,650
Sealed Air Corp.	2,856	114,554
Sonoco Products Co.	1,700	95,268
Steel Dynamics, Inc.	4,080	186,578
The Chemours Co.	3,144	137,078
The Mosaic Co.	6,120	191,372
The Scotts Miracle-Gro Co., Class A	680	50,810
The Sherwin-Williams Co.	1,436	654,213
United States Steel Corp.	3,060	90,821
Valvoline, Inc.	3,400	73,168
Vulcan Materials Co.	2,257	250,076
W.R. Grace & Co.	1,212	85,640
Westlake Chemical Corp.	680	64,308
WestRock Co.	4,622	254,580
		13,543,715

Media 2.3%
Altice USA, Inc., Class A	2,052	36,772
Cable One, Inc.	82	68,695
CBS Corp., Class B Non-Voting Shares	5,916	313,666
Charter Communications, Inc., Class A *	3,232	1,003,213
Cinemark Holdings, Inc.	2,089	77,961
Comcast Corp., Class A	80,597	2,981,283
Discovery, Inc., Class A *	2,720	75,698
Discovery, Inc., Class C *	6,040	154,866
DISH Network Corp., Class A *	4,158	146,985
GCI Liberty, Inc., Class A *	1,782	87,460
Liberty Broadband Corp., Class C *	2,720	220,565
Liberty Global plc, Class A *	3,991	106,999
Liberty Global plc, Class C *	10,284	266,253
Liberty Media Corp. - Liberty Formula One, Class C *	3,529	130,432
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,435	67,072
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,896	136,228
Lions Gate Entertainment Corp., Class B	2,040	45,798
Live Nation Entertainment, Inc. *	2,380	118,238
News Corp., Class A	6,460	84,432
Nexstar Media Group, Inc., Class A	749	61,418
Omnicom Group, Inc.	4,080	282,825
Sirius XM Holdings, Inc.	25,500	181,050
The Interpublic Group of Cos., Inc.	6,800	158,780
The Madison Square Garden Co., Class A *	295	89,072
The Walt Disney Co.	26,092	2,922,826
Tribune Media Co., Class A	1,099	40,542
Twenty-First Century Fox, Inc., Class A	18,385	834,679
Twenty-First Century Fox, Inc., Class B	7,680	344,832
Viacom, Inc., Class B	6,120	179,194
		11,217,834

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	26,580	2,551,148
Agilent Technologies, Inc.	5,518	372,686
Akorn, Inc. *	1,607	25,214
Alexion Pharmaceuticals, Inc. *	3,936	481,137
Alkermes plc *	2,720	121,965
Allergan plc	5,933	1,137,415
Alnylam Pharmaceuticals, Inc. *	1,484	182,042

25
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Amgen, Inc.	11,653	2,328,386
Bio-Rad Laboratories, Inc., Class A *	368	119,710
Bio-Techne Corp.	680	130,676
Biogen, Inc. *	3,709	1,311,094
BioMarin Pharmaceutical, Inc. *	3,060	305,939
Bluebird Bio, Inc. *	907	152,648
Bristol-Myers Squibb Co.	28,736	1,739,965
Bruker Corp.	1,700	60,486
Catalent, Inc. *	2,511	104,960
Celgene Corp. *	12,324	1,164,002
Charles River Laboratories International, Inc. *	868	107,207
Eli Lilly & Co.	16,696	1,763,932
Exact Sciences Corp. *	2,146	160,714
Exelixis, Inc. *	4,867	91,451
FibroGen, Inc. *	1,419	86,772
Gilead Sciences, Inc.	22,810	1,727,401
Illumina, Inc. *	2,581	915,816
Incyte Corp. *	3,080	227,643
Ionis Pharmaceuticals, Inc. *	2,334	106,640
IQVIA Holdings, Inc. *	2,820	358,394
Jazz Pharmaceuticals plc *	1,070	182,884
Johnson & Johnson	47,062	6,338,781
Merck & Co., Inc.	47,145	3,233,676
Mettler-Toledo International, Inc. *	452	264,176
Mylan N.V. *	8,915	348,844
Nektar Therapeutics *	2,813	187,036
Neurocrine Biosciences, Inc. *	1,595	196,105
PerkinElmer, Inc.	1,871	172,937
Perrigo Co., plc	2,315	177,121
Pfizer, Inc.	102,553	4,258,001
PRA Health Sciences, Inc. *	1,011	106,762
Regeneron Pharmaceuticals, Inc. *	1,363	554,400
Sage Therapeutics, Inc. *	852	139,950
Sarepta Therapeutics, Inc. *	1,059	146,184
Seattle Genetics, Inc. *	1,832	140,624
Syneos Health, Inc. *	1,105	55,084
Thermo Fisher Scientific, Inc.	7,071	1,690,676
United Therapeutics Corp. *	792	97,408
Vertex Pharmaceuticals, Inc. *	4,500	829,800
Waters Corp. *	1,411	267,356
Zoetis, Inc.	8,500	770,100
		37,993,348

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	1,868	239,758
American Campus Communities, Inc.	2,380	99,793
American Homes 4 Rent, Class A	4,549	105,537
American Tower Corp.	7,753	1,156,127
Apartment Investment & Management Co., Class A	2,720	119,136
Apple Hospitality REIT, Inc.	3,740	66,011
AvalonBay Communities, Inc.	2,430	445,395
Boston Properties, Inc.	2,720	354,824
Brixmor Property Group, Inc.	5,100	92,922
Camden Property Trust	1,700	161,602
CBRE Group, Inc., Class A *	5,311	259,230
Colony Capital, Inc.	8,276	50,732
CoreSite Realty Corp.	595	69,300
Cousins Properties, Inc.	7,198	67,301
Crown Castle International Corp.	7,305	832,989
CubeSmart	3,339	102,006
CyrusOne, Inc.	1,700	113,832
Digital Realty Trust, Inc.	3,597	447,035
Douglas Emmett, Inc.	2,720	106,243
Duke Realty Corp.	6,120	174,359
EPR Properties	1,076	75,514
Equinix, Inc.	1,400	610,582
Security	Number of Shares	Value ($)
Equity Commonwealth *	2,040	65,402
Equity LifeStyle Properties, Inc.	1,537	148,905
Equity Residential	6,460	437,665
Essex Property Trust, Inc.	1,140	280,759
Extra Space Storage, Inc.	2,219	204,614
Federal Realty Investment Trust	1,259	164,438
First Industrial Realty Trust, Inc.	2,040	66,218
Forest City Realty Trust, Inc., Class A	4,760	119,714
Gaming & Leisure Properties, Inc.	3,400	121,686
Gramercy Property Trust	2,720	74,392
HCP, Inc.	8,160	220,565
Healthcare Realty Trust, Inc.	2,040	63,158
Healthcare Trust of America, Inc., Class A	3,700	105,709
Highwoods Properties, Inc.	1,700	84,558
Hospitality Properties Trust	2,720	78,853
Host Hotels & Resorts, Inc.	13,374	287,942
Hudson Pacific Properties, Inc.	2,720	92,045
Invitation Homes, Inc.	5,283	123,464
Iron Mountain, Inc.	4,990	180,139
JBG SMITH Properties	1,700	63,682
Jones Lang LaSalle, Inc.	818	124,761
Kilroy Realty Corp.	1,700	124,338
Kimco Realty Corp.	7,480	127,983
Lamar Advertising Co., Class A	1,550	119,428
Liberty Property Trust	2,748	120,225
Life Storage, Inc.	779	76,030
Medical Properties Trust, Inc.	6,120	92,106
Mid-America Apartment Communities, Inc.	2,040	211,262
National Retail Properties, Inc.	2,720	125,365
Omega Healthcare Investors, Inc.	3,400	112,370
Paramount Group, Inc.	3,400	53,992
Park Hotels & Resorts, Inc.	3,747	125,337
Prologis, Inc.	11,043	741,869
Public Storage	2,641	561,424
Rayonier, Inc.	2,380	82,895
Realogy Holdings Corp.	2,380	50,908
Realty Income Corp.	4,932	288,867
Regency Centers Corp.	2,594	171,282
RLJ Lodging Trust	3,252	71,251
Ryman Hospitality Properties, Inc.	881	78,171
SBA Communications Corp. *	2,040	316,669
Senior Housing Properties Trust	4,080	77,969
Simon Property Group, Inc.	5,471	1,001,357
SL Green Realty Corp.	1,539	160,672
Spirit MTA REIT *	769	8,244
Spirit Realty Capital, Inc.	7,820	65,453
STORE Capital Corp.	2,992	86,200
Sun Communities, Inc.	1,360	140,325
Sunstone Hotel Investors, Inc.	3,740	62,757
Taubman Centers, Inc.	1,020	65,902
The Howard Hughes Corp. *	680	88,652
The Macerich Co.	1,909	112,135
UDR, Inc.	4,760	190,257
Ventas, Inc.	6,334	379,217
VEREIT, Inc.	16,660	130,281
Vornado Realty Trust	3,060	235,620
Weingarten Realty Investors	2,040	63,097
Welltower, Inc.	6,460	430,947
Weyerhaeuser Co.	13,480	467,891
WP Carey, Inc.	1,833	122,041
		16,399,686

Retailing 6.7%
Advance Auto Parts, Inc.	1,315	215,699
Amazon.com, Inc. *	7,064	14,217,783
AutoNation, Inc. *	1,160	52,606
AutoZone, Inc. *	467	358,133

26
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Best Buy Co., Inc.	4,283	340,755
Booking Holdings, Inc. *	843	1,645,157
Burlington Stores, Inc. *	1,164	195,762
CarMax, Inc. *	3,081	240,472
Dollar General Corp.	4,440	478,321
Dollar Tree, Inc. *	4,132	332,667
Expedia Group, Inc.	2,169	283,054
Five Below, Inc. *	933	108,667
Floor & Decor Holdings, Inc., Class A *	774	28,452
Foot Locker, Inc.	2,107	103,875
Genuine Parts Co.	2,565	256,115
Kohl's Corp.	2,913	230,447
L Brands, Inc.	4,257	112,513
LKQ Corp. *	5,440	187,789
Lowe's Cos., Inc.	14,363	1,561,976
Macy's, Inc.	5,468	199,855
Netflix, Inc. *	7,632	2,806,134
Nordstrom, Inc.	2,040	128,214
O'Reilly Automotive, Inc. *	1,415	474,619
Penske Automotive Group, Inc.	680	35,788
Pool Corp.	735	120,731
Qurate Retail, Inc. *	7,892	164,075
Ross Stores, Inc.	6,584	630,616
Target Corp.	9,316	815,150
The Gap, Inc.	4,034	122,432
The Home Depot, Inc.	20,261	4,067,801
The Michaels Cos., Inc. *	2,040	34,660
The TJX Cos., Inc.	10,943	1,203,402
Tiffany & Co.	1,797	220,402
Tractor Supply Co.	2,208	194,922
TripAdvisor, Inc. *	1,926	104,601
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,020	265,200
Urban Outfitters, Inc. *	1,387	64,468
Wayfair, Inc., Class A *	768	103,811
Williams-Sonoma, Inc.	1,360	95,513
		32,802,637

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	14,795	372,390
Analog Devices, Inc.	6,460	638,571
Applied Materials, Inc.	17,686	760,852
Broadcom, Inc.	7,046	1,543,285
Cypress Semiconductor Corp.	6,492	111,727
Entegris, Inc.	2,509	85,055
First Solar, Inc. *	1,529	79,630
Integrated Device Technology, Inc. *	2,380	101,126
Intel Corp.	81,613	3,952,518
KLA-Tencor Corp.	2,738	318,183
Lam Research Corp.	2,862	495,384
Marvell Technology Group Ltd.	9,945	205,663
Maxim Integrated Products, Inc.	4,805	290,558
Microchip Technology, Inc.	4,080	351,002
Micron Technology, Inc. *	20,294	1,065,841
MKS Instruments, Inc.	1,020	94,758
Monolithic Power Systems, Inc.	680	101,912
NVIDIA Corp.	10,627	2,982,786
ON Semiconductor Corp. *	7,676	163,806
Qorvo, Inc. *	2,224	178,120
QUALCOMM, Inc.	26,072	1,791,407
Silicon Laboratories, Inc. *	812	79,576
Skyworks Solutions, Inc.	3,190	291,247
Teradyne, Inc.	3,400	140,046
Texas Instruments, Inc.	17,143	1,926,873
Universal Display Corp.	721	88,250
Security	Number of Shares	Value ($)
Versum Materials, Inc.	1,855	73,811
Xilinx, Inc.	4,420	344,009
		18,628,386

Software & Services 15.8%
2U, Inc. *	1,021	91,237
Accenture plc, Class A	11,323	1,914,380
Activision Blizzard, Inc.	13,369	963,905
Adobe Systems, Inc. *	8,621	2,271,720
Akamai Technologies, Inc. *	3,006	225,871
Alliance Data Systems Corp.	825	196,828
Alphabet, Inc., Class A *	5,246	6,462,023
Alphabet, Inc., Class C *	5,320	6,480,771
Amdocs Ltd.	2,461	160,654
ANSYS, Inc. *	1,502	279,342
Aspen Technology, Inc. *	1,360	156,890
Autodesk, Inc. *	3,823	590,080
Automatic Data Processing, Inc.	7,761	1,138,927
Black Knight, Inc. *	2,465	131,631
Blackbaud, Inc.	860	89,930
Booz Allen Hamilton Holding Corp.	2,720	139,155
Broadridge Financial Solutions, Inc.	2,040	275,686
CA, Inc.	5,440	238,272
Cadence Design Systems, Inc. *	4,956	233,130
CDK Global, Inc.	2,172	135,359
Citrix Systems, Inc. *	2,213	252,326
Cognizant Technology Solutions Corp., Class A	10,324	809,711
CoreLogic, Inc. *	1,544	78,497
Dell Technologies, Inc., Class V *	3,535	339,961
DXC Technology Co.	5,023	457,545
eBay, Inc. *	16,335	565,354
Electronic Arts, Inc. *	5,380	610,146
EPAM Systems, Inc. *	892	127,494
Euronet Worldwide, Inc. *	842	82,348
Facebook, Inc., Class A *	42,061	7,391,380
Fair Isaac Corp. *	501	115,721
Fidelity National Information Services, Inc.	5,780	625,223
First Data Corp., Class A *	9,728	250,204
Fiserv, Inc. *	7,164	573,621
FleetCor Technologies, Inc. *	1,539	328,946
Fortinet, Inc. *	2,645	221,545
Gartner, Inc. *	1,607	240,664
Genpact Ltd.	2,720	83,341
Global Payments, Inc.	2,820	351,316
GoDaddy, Inc., Class A *	2,833	230,776
GrubHub, Inc. *	1,605	231,297
Guidewire Software, Inc. *	1,360	136,775
IAC/InterActiveCorp *	1,360	268,192
International Business Machines Corp.	14,960	2,191,341
Intuit, Inc.	4,271	937,356
j2 Global, Inc.	762	62,918
Jack Henry & Associates, Inc.	1,360	215,478
Leidos Holdings, Inc.	2,514	177,916
LogMeIn, Inc.	854	73,401
Manhattan Associates, Inc. *	1,179	68,370
Mastercard, Inc., Class A	16,066	3,463,187
MAXIMUS, Inc.	1,121	74,547
Microsoft Corp.	134,849	15,147,588
Nuance Communications, Inc. *	4,420	72,134
Nutanix, Inc., Class A *	1,235	69,555
Oracle Corp.	52,248	2,538,208
Paychex, Inc.	5,656	414,302
Paycom Software, Inc. *	831	128,905
PayPal Holdings, Inc. *	19,574	1,807,267
Pegasystems, Inc.	690	43,953
Perspecta, Inc.	2,459	57,196

27
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Proofpoint, Inc. *	850	100,852
PTC, Inc. *	2,040	203,878
RealPage, Inc. *	1,204	75,130
Red Hat, Inc. *	3,140	463,872
Sabre Corp.	4,513	117,834
salesforce.com, Inc. *	12,381	1,890,331
ServiceNow, Inc. *	3,122	613,036
Snap, Inc., Class A *	5,054	55,089
Splunk, Inc. *	2,548	326,526
Square, Inc., Class A *	5,112	453,128
SS&C Technologies Holdings, Inc.	3,469	205,850
Symantec Corp.	10,834	218,413
Synopsys, Inc. *	2,680	273,735
Tableau Software, Inc., Class A *	1,190	133,113
Take-Two Interactive Software, Inc. *	2,040	272,462
Teradata Corp. *	2,040	84,599
The Ultimate Software Group, Inc. *	495	153,287
The Western Union Co.	7,820	147,954
Total System Services, Inc.	2,900	281,706
Twitter, Inc. *	11,646	409,706
Tyler Technologies, Inc. *	625	154,344
VeriSign, Inc. *	1,684	267,099
Visa, Inc., Class A	31,355	4,605,736
VMware, Inc., Class A *	1,237	189,583
WEX, Inc. *	680	129,350
Workday, Inc., Class A *	2,520	389,441
Worldpay, Inc., Class A *	5,225	508,863
Yelp, Inc. *	1,360	64,083
Zendesk, Inc. *	1,840	126,758
Zillow Group, Inc., Class C *	2,084	101,387
		77,108,941

Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	5,296	500,896
Apple, Inc.	86,224	19,627,169
Arista Networks, Inc. *	820	245,164
ARRIS International plc *	3,060	79,285
Arrow Electronics, Inc. *	1,537	119,164
Avnet, Inc.	2,211	107,012
CDW Corp.	2,720	238,163
Cisco Systems, Inc.	82,389	3,935,722
Cognex Corp.	3,072	165,274
Coherent, Inc. *	421	80,243
CommScope Holding Co., Inc. *	3,400	107,746
Corning, Inc.	14,579	488,542
Dolby Laboratories, Inc., Class A	1,094	76,788
F5 Networks, Inc. *	1,060	200,467
FLIR Systems, Inc.	2,380	149,321
Hewlett Packard Enterprise Co.	26,749	442,161
HP, Inc.	28,970	714,110
IPG Photonics Corp. *	680	119,326
Jabil, Inc.	3,060	90,454
Juniper Networks, Inc.	5,930	168,590
Keysight Technologies, Inc. *	3,218	208,816
Littelfuse, Inc.	441	98,590
Motorola Solutions, Inc.	2,863	367,495
National Instruments Corp.	1,887	90,104
NCR Corp. *	2,040	57,956
NetApp, Inc.	4,760	413,216
Palo Alto Networks, Inc. *	1,578	364,755
Seagate Technology plc	5,127	274,500
SYNNEX Corp.	503	48,776
TE Connectivity Ltd.	6,120	561,082
Tech Data Corp. *	693	50,416
Trimble, Inc. *	4,604	193,828
Ubiquiti Networks, Inc.	409	36,691
ViaSat, Inc. *	1,020	64,076
Security	Number of Shares	Value ($)
Western Digital Corp.	5,189	328,152
Xerox Corp.	3,740	104,196
Zebra Technologies Corp., Class A *	965	165,729
		31,083,975

Telecommunication Services 1.8%
AT&T, Inc.	127,249	4,064,333
CenturyLink, Inc.	17,252	368,503
Sprint Corp. *	11,974	73,161
T-Mobile US, Inc. *	5,300	350,012
Verizon Communications, Inc.	72,453	3,939,270
Zayo Group Holdings, Inc. *	3,135	108,659
		8,903,938

Transportation 2.2%
Alaska Air Group, Inc.	2,138	144,294
AMERCO	104	38,989
American Airlines Group, Inc.	7,262	293,966
C.H. Robinson Worldwide, Inc.	2,380	228,670
CSX Corp.	15,400	1,142,064
Delta Air Lines, Inc.	11,226	656,496
Expeditors International of Washington, Inc.	3,060	224,237
FedEx Corp.	4,306	1,050,449
Genesee & Wyoming, Inc., Class A *	1,020	89,648
J.B. Hunt Transport Services, Inc.	1,498	180,884
JetBlue Airways Corp. *	5,780	110,282
Kansas City Southern	1,839	213,250
Kirby Corp. *	1,020	89,046
Knight-Swift Transportation Holdings, Inc.	2,169	74,028
Landstar System, Inc.	709	82,102
Macquarie Infrastructure Corp.	1,467	69,008
Norfolk Southern Corp.	4,949	860,334
Old Dominion Freight Line, Inc.	1,143	174,193
Ryder System, Inc.	1,020	78,377
Southwest Airlines Co.	9,447	579,101
Union Pacific Corp.	13,666	2,058,373
United Continental Holdings, Inc. *	4,110	359,296
United Parcel Service, Inc., Class B	12,105	1,487,462
XPO Logistics, Inc. *	1,847	196,706
		10,481,255

Utilities 2.8%
AES Corp.	11,918	160,416
ALLETE, Inc.	837	62,842
Alliant Energy Corp.	4,080	174,787
Ameren Corp.	4,223	267,020
American Electric Power Co., Inc.	8,626	618,743
American Water Works Co., Inc.	3,231	282,809
Aqua America, Inc.	3,060	113,771
Atmos Energy Corp.	1,883	173,669
Avangrid, Inc.	1,020	50,327
CenterPoint Energy, Inc.	7,480	207,869
CMS Energy Corp.	4,910	241,768
Consolidated Edison, Inc.	5,440	429,379
Dominion Energy, Inc.	11,420	808,193
DTE Energy Co.	3,178	353,203
Duke Energy Corp.	12,363	1,004,370
Edison International	5,605	368,417
Entergy Corp.	3,160	264,144
Evergy, Inc.	4,802	273,954
Eversource Energy	5,584	348,609
Exelon Corp.	16,964	741,497
FirstEnergy Corp.	7,850	293,433
Hawaiian Electric Industries, Inc.	2,040	71,951
IDACORP, Inc.	954	93,349

28
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
MDU Resources Group, Inc.	3,400	94,826
National Fuel Gas Co.	1,460	81,074
NextEra Energy, Inc.	8,232	1,400,263
NiSource, Inc.	5,839	158,062
NRG Energy, Inc.	5,100	180,489
OGE Energy Corp.	3,400	125,222
ONE Gas, Inc.	1,020	80,101
PG&E Corp.	9,021	416,590
Pinnacle West Capital Corp.	2,040	160,242
Portland General Electric Co.	1,700	78,880
PPL Corp.	12,392	368,538
Public Service Enterprise Group, Inc.	8,840	462,774
SCANA Corp.	2,453	94,048
Sempra Energy	4,652	540,004
Southwest Gas Holdings, Inc.	768	59,382
The Southern Co.	17,741	776,701
UGI Corp.	3,060	165,393
Vectren Corp.	1,460	103,952
Vistra Energy Corp. *	6,594	155,223
WEC Energy Group, Inc.	5,676	383,584
Xcel Energy, Inc.	8,840	424,762
		13,714,630
Total Common Stock
(Cost $447,090,271)		485,442,775

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (b)	274,801	274,801
Total Other Investment Company
(Cost $274,801)		274,801

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	7	1,015,735	14,768
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
29
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Adient plc	55,519	2,403,417
Aptiv plc	148,873	13,102,313
Autoliv, Inc.	48,817	4,349,107
BorgWarner, Inc.	110,256	4,825,905
Ford Motor Co.	2,200,842	20,863,982
General Motors Co.	714,038	25,741,070
Harley-Davidson, Inc.	96,586	4,116,495
Lear Corp.	37,408	6,067,578
Tesla, Inc. *(a)	76,281	23,010,926
The Goodyear Tire & Rubber Co.	131,082	2,974,251
Veoneer, Inc. *	48,663	2,430,230
		109,885,274

Banks 5.9%
Bank of America Corp.	5,311,943	164,298,397
BB&T Corp.	438,164	22,635,552
BOK Financial Corp.	13,338	1,367,812
CIT Group, Inc.	66,906	3,628,981
Citigroup, Inc.	1,440,880	102,648,291
Citizens Financial Group, Inc.	272,892	11,232,235
Comerica, Inc.	98,103	9,563,080
Cullen/Frost Bankers, Inc.	32,358	3,588,179
East West Bancorp, Inc.	82,834	5,250,847
Fifth Third Bancorp	385,519	11,345,824
First Republic Bank	90,828	9,227,217
Huntington Bancshares, Inc.	641,721	10,402,297
JPMorgan Chase & Co.	1,919,170	219,898,499
KeyCorp	593,746	12,510,228
M&T Bank Corp.	81,191	14,382,986
New York Community Bancorp, Inc.	280,347	3,019,337
People's United Financial, Inc.	199,614	3,694,855
Regions Financial Corp.	628,995	12,240,243
Signature Bank	29,556	3,420,811
SunTrust Banks, Inc.	261,643	19,246,459
SVB Financial Group *	29,374	9,480,459
TFS Financial Corp.	35,240	544,106
The PNC Financial Services Group, Inc.	264,607	37,981,689
U.S. Bancorp	877,554	47,484,447
Wells Fargo & Co.	2,470,067	144,449,518
Zions Bancorp	110,276	5,876,608
		889,418,957

Capital Goods 6.8%
3M Co.	335,933	70,854,988
A.O. Smith Corp.	83,134	4,828,423
Acuity Brands, Inc.	23,360	3,570,342
AGCO Corp.	38,968	2,324,831
Allegion plc	52,967	4,619,782
Allison Transmission Holdings, Inc.	74,828	3,715,958
AMETEK, Inc.	130,266	10,025,271
Arconic, Inc.	250,049	5,596,097
Carlisle Cos., Inc.	35,591	4,513,295
Caterpillar, Inc.	337,750	46,896,587
Security	Number of Shares	Value ($)
Colfax Corp. *	53,662	1,873,877
Cummins, Inc.	87,661	12,430,330
Deere & Co.	181,877	26,153,913
Donaldson Co., Inc.	75,286	3,809,472
Dover Corp.	86,348	7,414,703
Eaton Corp. plc	247,333	20,563,266
Emerson Electric Co.	356,041	27,319,026
Fastenal Co.	161,547	9,427,883
Flowserve Corp.	76,260	3,974,671
Fluor Corp.	77,795	4,466,211
Fortive Corp.	171,475	14,400,470
Fortune Brands Home & Security, Inc.	81,945	4,341,446
General Dynamics Corp.	155,559	30,085,111
General Electric Co.	4,898,568	63,387,470
Graco, Inc.	96,075	4,516,486
GrafTech International Ltd.	19,352	357,625
Harris Corp.	67,254	10,929,448
HD Supply Holdings, Inc. *	102,895	4,690,983
HEICO Corp.	24,451	2,217,217
HEICO Corp., Class A	40,199	2,994,825
Honeywell International, Inc.	422,473	67,198,555
Hubbell, Inc.	30,680	3,876,725
Huntington Ingalls Industries, Inc.	24,597	6,013,229
IDEX Corp.	43,904	6,726,532
Illinois Tool Works, Inc.	171,266	23,785,422
Ingersoll-Rand plc	139,395	14,119,320
Jacobs Engineering Group, Inc.	69,495	5,051,592
Johnson Controls International plc	521,173	19,684,704
L3 Technologies, Inc.	44,233	9,453,477
Lennox International, Inc.	20,392	4,543,541
Lincoln Electric Holdings, Inc.	35,312	3,324,978
Lockheed Martin Corp.	140,307	44,955,766
Masco Corp.	173,504	6,587,947
Nordson Corp.	28,250	3,927,315
Northrop Grumman Corp.	98,220	29,317,688
Owens Corning	61,620	3,488,924
PACCAR, Inc.	196,714	13,459,172
Parker-Hannifin Corp.	75,439	13,247,088
Pentair plc	88,835	3,862,546
Quanta Services, Inc. *	87,371	3,022,163
Raytheon Co.	162,283	32,365,721
Rockwell Automation, Inc.	70,931	12,835,674
Rockwell Collins, Inc.	92,099	12,520,859
Roper Technologies, Inc.	57,516	17,161,049
Sensata Technologies Holding plc *	95,238	5,042,852
Snap-on, Inc.	32,309	5,711,585
Spirit AeroSystems Holdings, Inc., Class A	62,842	5,372,991
Stanley Black & Decker, Inc.	87,050	12,233,136
Textron, Inc.	143,118	9,879,436
The Boeing Co.	308,280	105,675,301
The Middleby Corp. *	30,338	3,687,281
The Toro Co.	58,780	3,573,236
TransDigm Group, Inc. *	27,194	9,517,900
Trinity Industries, Inc.	83,397	2,988,948
United Rentals, Inc. *	46,091	7,184,204
United Technologies Corp.	418,562	55,124,615
W.W. Grainger, Inc.	28,491	10,087,808
WABCO Holdings, Inc. *	28,225	3,473,933

30
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Wabtec Corp.	48,526	5,256,336
Xylem, Inc.	100,189	7,605,347
		1,025,244,903

Commercial & Professional Services 0.8%
ADT, Inc. (a)	58,075	519,771
Cintas Corp.	49,263	10,511,246
Copart, Inc. *	114,116	7,338,800
CoStar Group, Inc. *	20,488	9,058,974
Equifax, Inc.	68,403	9,163,950
IHS Markit Ltd. *	200,214	11,011,770
KAR Auction Services, Inc.	77,990	4,889,193
ManpowerGroup, Inc.	36,130	3,386,465
Nielsen Holdings plc	182,610	4,747,860
Republic Services, Inc.	126,142	9,253,777
Robert Half International, Inc.	70,402	5,504,028
Rollins, Inc.	52,411	3,148,853
Stericycle, Inc. *	49,048	3,025,771
The Dun & Bradstreet Corp.	20,454	2,923,286
TransUnion	86,731	6,530,844
Verisk Analytics, Inc. *	87,007	10,361,664
Waste Management, Inc.	226,022	20,545,400
		121,921,652

Consumer Durables & Apparel 1.2%
Carter's, Inc.	26,812	2,840,195
D.R. Horton, Inc.	190,836	8,494,110
Garmin Ltd.	61,390	4,183,115
Hanesbrands, Inc.	209,072	3,667,123
Hasbro, Inc.	65,251	6,480,077
Leggett & Platt, Inc.	73,593	3,344,066
Lennar Corp., B Shares	6,787	286,276
Lennar Corp., Class A	155,261	8,022,336
Lululemon Athletica, Inc. *	53,873	8,346,544
Mattel, Inc. *	198,446	3,062,022
Michael Kors Holdings Ltd. *	82,597	5,998,194
Mohawk Industries, Inc. *	36,247	6,944,563
Newell Brands, Inc.	274,802	5,968,699
NIKE, Inc., Class B	723,224	59,449,013
NVR, Inc. *	1,934	5,160,782
Polaris Industries, Inc.	33,974	3,684,480
PulteGroup, Inc.	148,776	4,158,289
PVH Corp.	43,512	6,229,178
Ralph Lauren Corp.	30,538	4,055,752
Tapestry, Inc.	163,054	8,265,207
Toll Brothers, Inc.	75,855	2,748,227
Under Armour, Inc., Class A *	102,873	2,103,753
Under Armour, Inc., Class C *	106,294	2,016,397
VF Corp.	185,788	17,116,648
Whirlpool Corp.	35,756	4,468,785
		187,093,831

Consumer Services 1.9%
Aramark	139,496	5,730,496
Carnival Corp.	232,457	14,293,781
Chipotle Mexican Grill, Inc. *	13,582	6,453,895
Darden Restaurants, Inc.	69,799	8,099,476
Domino's Pizza, Inc.	24,062	7,183,951
Dunkin' Brands Group, Inc.	46,501	3,389,458
H&R Block, Inc.	113,495	3,071,175
Hilton Worldwide Holdings, Inc.	157,135	12,196,819
Las Vegas Sands Corp.	203,959	13,342,998
Marriott International, Inc., Class A	167,635	21,200,798
McDonald's Corp.	442,055	71,714,583
MGM Resorts International	280,569	8,133,695
Security	Number of Shares	Value ($)
Norwegian Cruise Line Holdings Ltd. *	114,215	6,123,066
Royal Caribbean Cruises Ltd.	96,426	11,819,899
Service Corp. International	101,760	4,269,850
ServiceMaster Global Holdings, Inc. *	76,313	4,599,384
Starbucks Corp.	777,358	41,549,785
Vail Resorts, Inc.	22,949	6,839,949
Wyndham Destinations, Inc.	56,340	2,490,228
Wyndham Hotels & Resorts, Inc.	56,366	3,198,770
Wynn Resorts Ltd.	47,512	7,047,930
Yum! Brands, Inc.	181,724	15,789,998
		278,539,984

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	30,903	4,514,619
AGNC Investment Corp.	269,634	5,128,439
Ally Financial, Inc.	239,471	6,436,980
American Express Co.	403,130	42,723,717
Ameriprise Financial, Inc.	81,077	11,509,691
Annaly Capital Management, Inc.	650,259	6,905,751
AXA Equitable Holdings, Inc.	78,684	1,805,798
Berkshire Hathaway, Inc., Class B *	1,084,680	226,394,410
BlackRock, Inc.	69,676	33,378,984
Capital One Financial Corp.	276,498	27,398,187
Cboe Global Markets, Inc.	64,522	6,503,818
CME Group, Inc.	191,715	33,498,362
Discover Financial Services	195,858	15,300,427
E*TRADE Financial Corp. *	147,582	8,686,676
Eaton Vance Corp.	64,999	3,427,397
FactSet Research Systems, Inc.	21,715	4,981,204
Franklin Resources, Inc.	178,715	5,672,414
Intercontinental Exchange, Inc.	325,995	24,850,599
Invesco Ltd.	240,441	5,794,628
Janus Henderson Group plc	106,062	2,996,251
Jefferies Financial Group, Inc.	170,538	3,959,892
Lazard Ltd., Class A	75,312	3,625,520
MarketAxess Holdings, Inc.	20,825	3,953,001
Moody's Corp.	93,595	16,661,782
Morgan Stanley	767,737	37,488,598
MSCI, Inc.	50,606	9,122,238
Nasdaq, Inc.	65,663	6,266,877
Northern Trust Corp.	119,219	12,811,274
Raymond James Financial, Inc.	74,605	6,941,249
S&P Global, Inc.	141,112	29,217,240
Santander Consumer USA Holdings, Inc.	67,282	1,451,946
SEI Investments Co.	74,267	4,684,762
Starwood Property Trust, Inc.	151,974	3,347,987
State Street Corp.	204,720	17,792,215
Synchrony Financial	402,256	12,739,447
T. Rowe Price Group, Inc.	135,768	15,734,153
TD Ameritrade Holding Corp.	155,396	9,101,544
The Bank of New York Mellon Corp.	569,305	29,689,256
The Charles Schwab Corp. (b)	669,366	33,997,099
The Goldman Sachs Group, Inc.	197,222	46,901,364
Voya Financial, Inc.	94,268	4,719,999
		788,115,795

Energy 5.7%
Anadarko Petroleum Corp.	290,802	18,727,649
Andeavor	78,392	11,977,514
Antero Resources Corp. *	121,123	2,241,987
Apache Corp.	212,403	9,309,623
Baker Hughes a GE Co.	235,471	7,763,479
Cabot Oil & Gas Corp.	249,240	5,939,389
Cheniere Energy, Inc. *	115,368	7,721,580
Chevron Corp.	1,075,770	127,435,714
Cimarex Energy Co.	53,265	4,499,827

31
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Concho Resources, Inc. *	107,288	14,714,549
ConocoPhillips	657,998	48,316,793
Continental Resources, Inc. *	49,066	3,235,903
Core Laboratories N.V.	24,905	2,852,868
Devon Energy Corp.	294,935	12,661,560
Diamondback Energy, Inc.	55,027	6,662,669
Energen Corp. *	56,998	4,420,195
EOG Resources, Inc.	326,555	38,608,598
EQT Corp.	140,782	7,182,698
Exxon Mobil Corp.	2,384,615	191,174,585
Halliburton Co.	490,882	19,581,283
Helmerich & Payne, Inc.	61,839	4,054,783
Hess Corp.	149,323	10,055,411
HollyFrontier Corp.	101,167	7,538,965
Kinder Morgan, Inc.	1,063,665	18,826,870
Marathon Oil Corp.	481,960	10,366,960
Marathon Petroleum Corp.	259,294	21,337,303
Murphy Oil Corp.	92,655	2,856,554
National Oilwell Varco, Inc.	218,272	10,274,063
Newfield Exploration Co. *	110,489	3,014,140
Noble Energy, Inc.	274,247	8,150,621
Occidental Petroleum Corp.	431,929	34,498,169
ONEOK, Inc.	232,655	15,334,291
Parsley Energy, Inc., Class A *	149,817	4,160,418
Phillips 66	236,675	28,048,354
Pioneer Natural Resources Co.	95,514	16,686,296
Range Resources Corp.	128,903	2,116,587
Schlumberger Ltd.	779,143	49,210,672
Targa Resources Corp.	124,302	6,845,311
TechnipFMC plc	244,980	7,503,737
The Williams Cos., Inc.	667,119	19,740,051
Valero Energy Corp.	243,098	28,656,392
Weatherford International plc *	597,165	1,445,139
		855,749,550

Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	19,992	2,282,487
Costco Wholesale Corp.	248,351	57,898,069
Sysco Corp.	270,828	20,263,351
The Kroger Co.	458,525	14,443,537
US Foods Holding Corp. *	74,161	2,416,907
Walgreens Boots Alliance, Inc.	482,244	33,062,649
Walmart, Inc.	815,697	78,192,714
		208,559,714

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	1,067,690	62,481,219
Archer-Daniels-Midland Co.	314,857	15,868,793
Brown-Forman Corp., Class A	32,825	1,727,908
Brown-Forman Corp., Class B	150,037	7,834,932
Bunge Ltd.	80,018	5,199,570
Campbell Soup Co.	109,184	4,307,309
Conagra Brands, Inc.	222,415	8,173,751
Constellation Brands, Inc., Class A	94,131	19,598,074
General Mills, Inc.	335,336	15,428,809
Hormel Foods Corp.	156,351	6,121,142
Ingredion, Inc.	39,510	3,993,276
Kellogg Co.	138,551	9,946,576
Keurig Dr Pepper, Inc.	101,233	2,308,112
Lamb Weston Holdings, Inc.	83,184	5,623,238
McCormick & Co., Inc. Non-Voting Shares	68,154	8,511,072
Molson Coors Brewing Co., Class B	105,522	7,042,538
Mondelez International, Inc., Class A	827,294	35,342,000
Monster Beverage Corp. *	229,443	13,970,784
PepsiCo, Inc.	798,786	89,472,020
Security	Number of Shares	Value ($)
Philip Morris International, Inc.	876,065	68,236,703
Pilgrim's Pride Corp. *	31,299	578,718
Pinnacle Foods, Inc.	66,575	4,421,911
Post Holdings, Inc. *	37,523	3,649,487
The Coca-Cola Co.	2,158,654	96,211,209
The Hain Celestial Group, Inc. *	66,688	1,904,609
The Hershey Co.	78,083	7,848,903
The J.M. Smucker Co.	62,760	6,488,129
The Kraft Heinz Co.	338,299	19,712,683
TreeHouse Foods, Inc. *	29,446	1,534,137
Tyson Foods, Inc., Class A	169,223	10,628,897
		544,166,509

Health Care Equipment & Services 6.3%
Abbott Laboratories	986,707	65,951,496
ABIOMED, Inc. *	23,825	9,686,768
Aetna, Inc.	184,409	36,931,590
Align Technology, Inc. *	40,581	15,684,151
AmerisourceBergen Corp.	91,334	8,217,320
Anthem, Inc.	143,966	38,112,119
Baxter International, Inc.	277,056	20,604,655
Becton Dickinson & Co.	150,088	39,303,545
Boston Scientific Corp. *	785,698	27,939,421
Cardinal Health, Inc.	174,665	9,115,766
Centene Corp. *	115,174	16,870,687
Cerner Corp. *	178,505	11,622,461
Cigna Corp.	136,737	25,753,047
CVS Health Corp.	571,092	42,968,962
Danaher Corp.	346,311	35,857,041
DaVita, Inc. *	78,448	5,435,662
DENTSPLY SIRONA, Inc.	125,491	5,009,601
DexCom, Inc. *	49,655	7,169,189
Edwards Lifesciences Corp. *	117,967	17,015,560
Envision Healthcare Corp. *	69,584	3,156,330
Express Scripts Holding Co. *	317,135	27,914,223
HCA Healthcare, Inc.	158,479	21,253,619
Henry Schein, Inc. *	87,432	6,791,718
Hologic, Inc. *	156,870	6,237,151
Humana, Inc.	77,886	25,956,288
IDEXX Laboratories, Inc. *	49,229	12,506,135
Intuitive Surgical, Inc. *	63,908	35,788,480
Laboratory Corp. of America Holdings *	58,671	10,142,456
McKesson Corp.	113,327	14,590,851
MEDNAX, Inc. *	52,273	2,475,127
Medtronic plc	762,363	73,499,417
Quest Diagnostics, Inc.	75,474	8,300,630
ResMed, Inc.	79,680	8,877,149
STERIS plc	48,288	5,525,113
Stryker Corp.	181,658	30,778,315
Teleflex, Inc.	26,154	6,471,284
The Cooper Cos., Inc.	27,486	7,030,369
UnitedHealth Group, Inc.	541,042	145,248,135
Universal Health Services, Inc., Class B	48,172	6,270,067
Varian Medical Systems, Inc. *	50,851	5,696,329
Veeva Systems, Inc., Class A *	67,444	7,038,456
WellCare Health Plans, Inc. *	27,729	8,389,964
West Pharmaceutical Services, Inc.	41,914	4,906,034
Zimmer Biomet Holdings, Inc.	114,604	14,168,492
		938,261,173

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	139,868	7,913,731
Colgate-Palmolive Co.	493,438	32,769,218
Coty, Inc., Class A	257,430	3,181,835
Edgewell Personal Care Co. *	28,110	1,587,372
Herbalife Nutrition Ltd. *	65,728	3,719,547

32
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Kimberly-Clark Corp.	196,072	22,654,159
The Clorox Co.	72,602	10,525,838
The Estee Lauder Cos., Inc., Class A	126,061	17,663,667
The Procter & Gamble Co.	1,420,027	117,791,240
		217,806,607

Insurance 2.6%
Aflac, Inc.	436,933	20,203,782
Alleghany Corp.	8,757	5,532,498
American Financial Group, Inc.	39,152	4,359,967
American International Group, Inc.	505,286	26,866,057
Aon plc	137,179	19,967,775
Arch Capital Group Ltd. *	232,028	7,093,096
Arthur J. Gallagher & Co.	101,816	7,345,006
Assurant, Inc.	30,729	3,159,556
Athene Holding Ltd., Class A *	76,233	3,785,731
Axis Capital Holdings Ltd.	45,549	2,619,979
Brighthouse Financial, Inc. *	67,175	2,788,434
Brown & Brown, Inc.	130,544	3,978,981
Chubb Ltd.	263,372	35,618,429
Cincinnati Financial Corp.	84,835	6,504,300
CNA Financial Corp.	17,488	785,211
Erie Indemnity Co., Class A	9,811	1,211,953
Everest Re Group Ltd.	24,154	5,386,825
Fidelity National Financial, Inc.	155,922	6,252,472
Lincoln National Corp.	123,373	8,090,801
Loews Corp.	148,277	7,459,816
Markel Corp. *	7,792	9,418,970
Marsh & McLennan Cos., Inc.	285,279	24,143,162
MetLife, Inc.	572,060	26,251,833
Principal Financial Group, Inc.	148,758	8,209,954
Prudential Financial, Inc.	235,796	23,166,957
Reinsurance Group of America, Inc.	36,664	5,237,452
RenaissanceRe Holdings Ltd.	22,221	2,954,504
The Allstate Corp.	197,405	19,853,021
The Hartford Financial Services Group, Inc.	200,930	10,120,844
The Progressive Corp.	326,651	22,058,742
The Travelers Cos., Inc.	151,712	19,965,299
Torchmark Corp.	58,233	5,119,845
Unum Group	124,544	4,593,183
W.R. Berkley Corp.	52,823	4,133,928
Willis Towers Watson plc	74,866	11,025,516
XL Group Ltd.	147,701	8,476,560
		383,740,439

Materials 2.7%
Air Products & Chemicals, Inc.	123,212	20,488,923
Albemarle Corp.	62,013	5,923,482
Alcoa Corp. *	95,340	4,258,838
Ashland Global Holdings, Inc.	35,571	2,995,078
Avery Dennison Corp.	48,379	5,088,503
Axalta Coating Systems Ltd. *	125,975	3,842,238
Ball Corp.	199,460	8,353,385
Berry Global Group, Inc. *	71,556	3,415,368
Celanese Corp., Series A	77,099	9,007,476
CF Industries Holdings, Inc.	130,381	6,773,293
Crown Holdings, Inc. *	73,613	3,151,373
DowDuPont, Inc.	1,307,854	91,719,801
Eastman Chemical Co.	80,517	7,812,565
Ecolab, Inc.	146,738	22,081,134
FMC Corp.	74,811	6,392,600
Freeport-McMoRan, Inc.	760,398	10,683,592
Huntsman Corp.	119,169	3,633,463
International Flavors & Fragrances, Inc.	45,390	5,913,863
International Paper Co.	233,497	11,941,037
Security	Number of Shares	Value ($)
LyondellBasell Industries N.V., Class A	182,125	20,540,057
Martin Marietta Materials, Inc.	35,390	7,032,701
NewMarket Corp.	5,205	2,087,413
Newmont Mining Corp.	302,736	9,393,898
Nucor Corp.	179,969	11,248,062
Packaging Corp. of America	52,895	5,814,218
PPG Industries, Inc.	140,137	15,490,744
Praxair, Inc.	163,548	25,871,658
Reliance Steel & Aluminum Co.	39,506	3,472,182
Royal Gold, Inc.	36,204	2,760,917
RPM International, Inc.	75,423	5,091,053
Sealed Air Corp.	88,933	3,567,103
Sonoco Products Co.	53,960	3,023,918
Steel Dynamics, Inc.	130,050	5,947,187
The Chemours Co.	103,615	4,517,614
The Mosaic Co.	194,935	6,095,617
The Sherwin-Williams Co.	46,190	21,043,240
Vulcan Materials Co.	76,012	8,422,130
W.R. Grace & Co.	39,218	2,771,144
Westlake Chemical Corp.	19,141	1,810,164
WestRock Co.	146,034	8,043,553
		407,520,585

Media 2.4%
Altice USA, Inc., Class A	66,546	1,192,504
CBS Corp., Class B Non-Voting Shares	193,095	10,237,897
Charter Communications, Inc., Class A *	103,901	32,250,870
Comcast Corp., Class A	2,587,435	95,709,221
Discovery, Inc., Class A *(a)	88,361	2,459,087
Discovery, Inc., Class C *	191,438	4,908,470
DISH Network Corp., Class A *	126,186	4,460,675
GCI Liberty, Inc., Class A *	61,236	3,005,463
Liberty Broadband Corp., Class A *	15,038	1,218,078
Liberty Broadband Corp., Class C *	87,386	7,086,131
Liberty Global plc, Class A *	114,871	3,079,692
Liberty Global plc, Class C *	337,345	8,733,862
Liberty Media Corp. - Liberty Formula One, Class A *	20,280	709,394
Liberty Media Corp. - Liberty Formula One, Class C *	110,967	4,101,340
Liberty Media Corp. - Liberty SiriusXM, Class A *	52,354	2,447,026
Liberty Media Corp. - Liberty SiriusXM, Class C *	94,105	4,426,699
Lions Gate Entertainment Corp., Class A	37,688	886,422
Lions Gate Entertainment Corp., Class B	61,672	1,384,536
Live Nation Entertainment, Inc. *	76,767	3,813,785
News Corp., Class A	223,757	2,924,504
News Corp., Class B	83,878	1,140,741
Omnicom Group, Inc.	126,631	8,778,061
Sirius XM Holdings, Inc. (a)	823,832	5,849,207
The Interpublic Group of Cos., Inc.	220,826	5,156,287
The Walt Disney Co.	837,525	93,819,550
Twenty-First Century Fox, Inc., Class A	595,192	27,021,717
Twenty-First Century Fox, Inc., Class B	246,763	11,079,659
Viacom, Inc., Class B	200,515	5,871,079
		353,751,957

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	853,921	81,959,338
Agilent Technologies, Inc.	178,543	12,058,794
Alexion Pharmaceuticals, Inc. *	126,003	15,402,607
Alkermes plc *	88,608	3,973,183
Allergan plc	192,549	36,913,569
Alnylam Pharmaceuticals, Inc. *	47,458	5,821,673
Amgen, Inc.	374,377	74,804,268

33
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Biogen, Inc. *	118,764	41,981,886
BioMarin Pharmaceutical, Inc. *	100,381	10,036,092
Bristol-Myers Squibb Co.	917,619	55,561,830
Celgene Corp. *	397,843	37,576,271
Eli Lilly & Co.	538,725	56,916,296
Exelixis, Inc. *	153,650	2,887,084
Gilead Sciences, Inc.	731,585	55,402,932
Illumina, Inc. *	82,687	29,339,828
Incyte Corp. *	100,268	7,410,808
Ionis Pharmaceuticals, Inc. *	81,451	3,721,496
IQVIA Holdings, Inc. *	91,057	11,572,434
Jazz Pharmaceuticals plc *	32,961	5,633,694
Johnson & Johnson	1,510,642	203,468,371
Merck & Co., Inc.	1,515,145	103,923,796
Mettler-Toledo International, Inc. *	14,197	8,297,579
Mylan N.V. *	293,558	11,486,925
PerkinElmer, Inc.	64,104	5,925,133
Perrigo Co., plc	75,747	5,795,403
Pfizer, Inc.	3,295,098	136,812,469
Regeneron Pharmaceuticals, Inc. *	43,224	17,581,362
Seattle Genetics, Inc. *	61,007	4,682,897
Syneos Health, Inc. *	38,692	1,928,796
TESARO, Inc. *	18,860	612,007
Thermo Fisher Scientific, Inc.	226,805	54,229,075
United Therapeutics Corp. *	25,095	3,086,434
Vertex Pharmaceuticals, Inc. *	143,457	26,453,471
Waters Corp. *	43,641	8,269,097
Zoetis, Inc.	273,377	24,767,956
		1,166,294,854

Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	56,960	7,310,816
American Campus Communities, Inc.	79,521	3,334,316
American Homes 4 Rent, Class A	145,729	3,380,913
American Tower Corp.	249,031	37,135,503
Apartment Investment & Management Co., Class A	87,959	3,852,604
AvalonBay Communities, Inc.	77,923	14,282,507
Boston Properties, Inc.	87,094	11,361,412
Brixmor Property Group, Inc.	175,694	3,201,145
Camden Property Trust	52,738	5,013,274
CBRE Group, Inc., Class A *	171,250	8,358,713
Colony Capital, Inc.	276,272	1,693,547
Crown Castle International Corp.	234,261	26,712,782
Digital Realty Trust, Inc.	115,705	14,379,817
Douglas Emmett, Inc.	91,871	3,588,481
Duke Realty Corp.	205,643	5,858,769
Equinix, Inc.	44,787	19,532,954
Equity LifeStyle Properties, Inc.	50,669	4,908,813
Equity Residential	205,156	13,899,319
Essex Property Trust, Inc.	38,190	9,405,433
Extra Space Storage, Inc.	70,592	6,509,288
Federal Realty Investment Trust	40,080	5,234,849
Forest City Realty Trust, Inc., Class A	153,900	3,870,585
Gaming & Leisure Properties, Inc.	109,425	3,916,321
HCP, Inc.	265,357	7,172,600
Healthcare Trust of America, Inc., Class A	110,950	3,169,842
Highwoods Properties, Inc.	57,220	2,846,123
Host Hotels & Resorts, Inc.	412,121	8,872,965
Invitation Homes, Inc.	157,601	3,683,135
Iron Mountain, Inc.	156,465	5,648,387
JBG SMITH Properties	55,156	2,066,144
Jones Lang LaSalle, Inc.	26,533	4,046,813
Kilroy Realty Corp.	56,266	4,115,295
Kimco Realty Corp.	240,356	4,112,491
Lamar Advertising Co., Class A	48,692	3,751,719
Security	Number of Shares	Value ($)
Liberty Property Trust	84,748	3,707,725
Mid-America Apartment Communities, Inc.	63,008	6,525,108
National Retail Properties, Inc.	88,193	4,064,815
Omega Healthcare Investors, Inc.	108,398	3,582,554
Park Hotels & Resorts, Inc.	114,446	3,828,219
Prologis, Inc.	353,712	23,762,372
Public Storage	83,948	17,845,666
Realogy Holdings Corp.	67,162	1,436,595
Realty Income Corp.	158,658	9,292,599
Regency Centers Corp.	84,889	5,605,221
SBA Communications Corp. *	65,662	10,192,712
Senior Housing Properties Trust	139,142	2,659,004
Simon Property Group, Inc.	174,595	31,956,123
SL Green Realty Corp.	50,072	5,227,517
Spirit Realty Capital, Inc.	238,878	1,999,409
Sun Communities, Inc.	43,952	4,534,967
The Macerich Co.	60,464	3,551,655
UDR, Inc.	156,524	6,256,264
Ventas, Inc.	201,073	12,038,241
VEREIT, Inc.	553,179	4,325,860
VICI Properties, Inc.	40,342	843,551
Vornado Realty Trust	95,836	7,379,372
Weingarten Realty Investors	66,037	2,042,524
Welltower, Inc.	209,193	13,955,265
Weyerhaeuser Co.	428,895	14,886,945
WP Carey, Inc.	58,704	3,908,512
		471,636,470

Retailing 7.0%
Advance Auto Parts, Inc.	43,180	7,082,815
Amazon.com, Inc. *	227,074	457,034,111
AutoNation, Inc. *	35,819	1,624,392
AutoZone, Inc. *	15,149	11,617,465
Bed Bath & Beyond, Inc.	74,896	1,343,634
Best Buy Co., Inc.	136,701	10,875,932
Booking Holdings, Inc. *	27,108	52,902,617
Burlington Stores, Inc. *	39,245	6,600,224
CarMax, Inc. *	99,688	7,780,648
Dollar General Corp.	143,280	15,435,554
Dollar Tree, Inc. *	132,200	10,643,422
Expedia Group, Inc.	67,444	8,801,442
Foot Locker, Inc.	66,431	3,275,048
Genuine Parts Co.	83,602	8,347,660
Kohl's Corp.	95,037	7,518,377
L Brands, Inc.	135,110	3,570,957
LKQ Corp. *	181,501	6,265,415
Lowe's Cos., Inc.	465,709	50,645,854
Macy's, Inc.	173,438	6,339,159
Netflix, Inc. *	244,546	89,914,673
Nordstrom, Inc.	65,366	4,108,253
O'Reilly Automotive, Inc. *	45,938	15,408,524
Qurate Retail, Inc. *	253,059	5,261,097
Ross Stores, Inc.	212,978	20,399,033
Signet Jewelers Ltd.	32,414	2,080,979
Target Corp.	299,974	26,247,725
The Gap, Inc.	126,848	3,849,837
The Home Depot, Inc.	650,412	130,583,217
The Michaels Cos., Inc. *	61,370	1,042,676
The TJX Cos., Inc.	352,482	38,762,446
Tiffany & Co.	56,553	6,936,226
Tractor Supply Co.	67,908	5,994,918
TripAdvisor, Inc. *	58,795	3,193,156
Ulta Salon, Cosmetics & Fragrance, Inc. *	31,986	8,316,360
Williams-Sonoma, Inc.	43,623	3,063,643
		1,042,867,489

34
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	467,185	11,759,047
Analog Devices, Inc.	211,729	20,929,412
Applied Materials, Inc.	570,767	24,554,396
Broadcom, Inc.	225,623	49,418,206
First Solar, Inc. *	43,792	2,280,687
Intel Corp.	2,623,786	127,069,956
KLA-Tencor Corp.	87,148	10,127,469
Lam Research Corp.	91,775	15,885,335
Marvell Technology Group Ltd.	322,314	6,665,454
Maxim Integrated Products, Inc.	157,235	9,508,000
Microchip Technology, Inc.	134,314	11,555,033
Micron Technology, Inc. *	653,382	34,315,623
NVIDIA Corp.	341,974	95,985,262
ON Semiconductor Corp. *	242,156	5,167,609
Qorvo, Inc. *	70,755	5,666,768
QUALCOMM, Inc.	833,202	57,249,309
Skyworks Solutions, Inc.	104,981	9,584,765
Teradyne, Inc.	113,316	4,667,486
Texas Instruments, Inc.	552,451	62,095,492
Xilinx, Inc.	145,303	11,308,933
		575,794,242

Software & Services 15.9%
Accenture plc, Class A	361,511	61,120,665
Activision Blizzard, Inc.	428,685	30,908,189
Adobe Systems, Inc. *	277,600	73,150,376
Akamai Technologies, Inc. *	96,606	7,258,975
Alliance Data Systems Corp.	27,585	6,581,229
Alphabet, Inc., Class A *	168,450	207,496,710
Alphabet, Inc., Class C *	171,259	208,626,001
ANSYS, Inc. *	47,629	8,858,041
Autodesk, Inc. *	124,085	19,152,520
Automatic Data Processing, Inc.	248,045	36,400,604
Broadridge Financial Solutions, Inc.	66,547	8,993,162
CA, Inc.	177,486	7,773,887
Cadence Design Systems, Inc. *	157,879	7,426,628
CDK Global, Inc.	73,543	4,583,200
Citrix Systems, Inc. *	73,785	8,412,966
Cognizant Technology Solutions Corp., Class A	330,770	25,942,291
Dell Technologies, Inc., Class V *	111,132	10,687,564
DocuSign, Inc. *	11,776	735,293
DXC Technology Co.	161,526	14,713,403
eBay, Inc. *	519,834	17,991,455
Electronic Arts, Inc. *	173,561	19,683,553
Facebook, Inc., Class A *	1,350,955	237,403,322
Fidelity National Information Services, Inc.	185,583	20,074,513
First Data Corp., Class A *	312,511	8,037,783
Fiserv, Inc. *	231,077	18,502,335
FleetCor Technologies, Inc. *	50,311	10,753,473
Fortinet, Inc. *	79,253	6,638,231
Gartner, Inc. *	51,846	7,764,457
Global Payments, Inc.	89,376	11,134,462
IAC/InterActiveCorp *	43,265	8,531,858
International Business Machines Corp.	479,960	70,304,541
Intuit, Inc.	137,005	30,068,487
Jack Henry & Associates, Inc.	43,578	6,904,498
Leidos Holdings, Inc.	83,792	5,929,960
LogMeIn, Inc.	28,220	2,425,509
Mastercard, Inc., Class A	516,075	111,245,127
Microsoft Corp.	4,332,400	486,658,492
Nuance Communications, Inc. *	159,573	2,604,231
Oracle Corp.	1,679,106	81,570,970
Paychex, Inc.	179,400	13,141,050
Security	Number of Shares	Value ($)
PayPal Holdings, Inc. *	627,783	57,963,204
PTC, Inc. *	66,318	6,627,821
Red Hat, Inc. *	99,609	14,715,238
Sabre Corp.	142,514	3,721,041
salesforce.com, Inc. *	397,386	60,672,895
ServiceNow, Inc. *	99,527	19,543,122
Snap, Inc., Class A *(a)	165,786	1,807,067
Splunk, Inc. *	81,221	10,408,471
Square, Inc., Class A *	164,461	14,577,823
SS&C Technologies Holdings, Inc.	113,650	6,743,991
Symantec Corp.	352,344	7,103,255
Synopsys, Inc. *	84,535	8,634,405
Take-Two Interactive Software, Inc. *	64,906	8,668,845
Teradata Corp. *	69,719	2,891,247
The Ultimate Software Group, Inc. *	16,015	4,959,365
The Western Union Co.	263,989	4,994,672
Total System Services, Inc.	92,707	9,005,558
Twitter, Inc. *	365,648	12,863,497
Tyler Technologies, Inc. *	19,355	4,779,717
VeriSign, Inc. *	53,168	8,432,977
Visa, Inc., Class A	1,005,532	147,702,596
VMware, Inc., Class A *	39,321	6,026,336
Workday, Inc., Class A *	81,969	12,667,489
Worldpay, Inc., Class A *	167,429	16,305,910
Zillow Group, Inc., Class A *	26,430	1,271,283
Zillow Group, Inc., Class C *	62,870	3,058,626
		2,382,336,462

Technology Hardware & Equipment 6.5%
Amphenol Corp., Class A	170,543	16,129,957
Apple, Inc.	2,771,539	630,885,423
Arista Networks, Inc. *	27,195	8,130,761
Arrow Electronics, Inc. *	48,316	3,745,939
Avnet, Inc.	67,169	3,250,980
CDW Corp.	86,548	7,578,143
Cisco Systems, Inc.	2,649,458	126,564,609
Cognex Corp.	96,340	5,183,092
CommScope Holding Co., Inc. *	104,052	3,297,408
Corning, Inc.	468,223	15,690,153
F5 Networks, Inc. *	34,887	6,597,829
FLIR Systems, Inc.	79,612	4,994,857
Hewlett Packard Enterprise Co.	856,835	14,163,482
HP, Inc.	921,280	22,709,552
IPG Photonics Corp. *	21,591	3,788,789
Jabil, Inc.	99,567	2,943,200
Juniper Networks, Inc.	200,921	5,712,184
Keysight Technologies, Inc. *	106,075	6,883,207
Motorola Solutions, Inc.	91,210	11,707,716
National Instruments Corp.	58,610	2,798,627
NCR Corp. *	65,348	1,856,537
NetApp, Inc.	149,435	12,972,452
Palo Alto Networks, Inc. *	52,094	12,041,528
Seagate Technology plc	160,776	8,607,947
TE Connectivity Ltd.	196,178	17,985,599
Trimble, Inc. *	139,644	5,879,012
Western Digital Corp.	168,812	10,675,671
Xerox Corp.	121,436	3,383,207
		976,157,861

Telecommunication Services 1.9%
AT&T, Inc.	4,092,835	130,725,150
CenturyLink, Inc.	553,964	11,832,671
Sprint Corp. *	361,208	2,206,981
T-Mobile US, Inc. *	166,405	10,989,386

35
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Verizon Communications, Inc.	2,329,148	126,635,777
Zayo Group Holdings, Inc. *	101,327	3,511,994
		285,901,959

Transportation 2.2%
Alaska Air Group, Inc.	71,383	4,817,639
AMERCO	3,500	1,312,115
American Airlines Group, Inc.	233,697	9,460,055
C.H. Robinson Worldwide, Inc.	79,024	7,592,626
CSX Corp.	492,728	36,540,708
Delta Air Lines, Inc.	363,159	21,237,538
Expeditors International of Washington, Inc.	101,607	7,445,761
FedEx Corp.	138,755	33,849,282
Genesee & Wyoming, Inc., Class A *	32,324	2,840,956
J.B. Hunt Transport Services, Inc.	48,243	5,825,342
JetBlue Airways Corp. *	182,898	3,489,694
Kansas City Southern	58,556	6,790,154
Macquarie Infrastructure Corp.	44,667	2,101,136
Norfolk Southern Corp.	158,518	27,556,769
Old Dominion Freight Line, Inc.	39,342	5,995,721
Southwest Airlines Co.	304,982	18,695,397
Union Pacific Corp.	436,546	65,752,559
United Continental Holdings, Inc. *	131,389	11,486,026
United Parcel Service, Inc., Class B	388,372	47,723,151
XPO Logistics, Inc. *	59,178	6,302,457
		326,815,086

Utilities 2.8%
AES Corp.	363,007	4,886,074
Alliant Energy Corp.	127,659	5,468,912
Ameren Corp.	135,392	8,560,836
American Electric Power Co., Inc.	276,885	19,860,961
American Water Works Co., Inc.	101,017	8,842,018
Aqua America, Inc.	96,389	3,583,743
Atmos Energy Corp.	62,408	5,755,890
Avangrid, Inc.	32,461	1,601,626
CenterPoint Energy, Inc.	247,645	6,882,055
CMS Energy Corp.	163,891	8,069,993
Consolidated Edison, Inc.	174,901	13,804,936
Dominion Energy, Inc.	369,090	26,120,499
DTE Energy Co.	102,223	11,361,064
Duke Energy Corp.	395,175	32,104,017
Edison International	184,196	12,107,203
Entergy Corp.	100,132	8,370,034
Evergy, Inc.	152,698	8,711,421
Eversource Energy	179,836	11,227,161
Exelon Corp.	539,800	23,594,658
FirstEnergy Corp.	249,126	9,312,330
National Fuel Gas Co.	49,669	2,758,120
NextEra Energy, Inc.	265,762	45,206,116
NiSource, Inc.	190,487	5,156,483
NRG Energy, Inc.	172,070	6,089,557
OGE Energy Corp.	112,896	4,157,960
PG&E Corp.	287,240	13,264,743
Pinnacle West Capital Corp.	62,797	4,932,704
PPL Corp.	397,360	11,817,486
Public Service Enterprise Group, Inc.	281,809	14,752,701
SCANA Corp.	82,584	3,166,271
Sempra Energy	148,515	17,239,621
The Southern Co.	571,169	25,005,779
UGI Corp.	96,499	5,215,771
Vistra Energy Corp. *	213,320	5,021,553
Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	178,752	12,080,060
Xcel Energy, Inc.	288,033	13,839,986
		419,930,342
Total Common Stock
(Cost $11,268,497,783)		14,957,511,695

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (c)	6,495,243	6,495,243

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)	25,468,985	25,468,985
Total Other Investment Companies
(Cost $31,964,228)		31,964,228

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	210	30,472,050	579,691
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,811,422.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

36
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.4%
Lear Corp.	34,047	5,522,423
Tesla, Inc. *(a)	68,744	20,737,315
		26,259,738

Banks 0.5%
CIT Group, Inc.	62,250	3,376,440
East West Bancorp, Inc.	73,384	4,651,812
First Republic Bank	83,273	8,459,704
Signature Bank	27,150	3,142,341
SVB Financial Group *	27,366	8,832,377
Zions Bancorp	100,977	5,381,064
		33,843,738

Capital Goods 6.7%
3M Co.	304,525	64,230,413
A.O. Smith Corp.	74,724	4,339,970
Acuity Brands, Inc.	20,948	3,201,692
Allegion plc	49,086	4,281,281
AMETEK, Inc.	119,419	9,190,486
Carlisle Cos., Inc.	30,913	3,920,078
Colfax Corp. *	49,248	1,719,740
Cummins, Inc.	79,418	11,261,472
Deere & Co.	166,327	23,917,823
Dover Corp.	79,453	6,822,629
Fastenal Co.	147,732	8,621,640
Fortive Corp.	156,924	13,178,478
Fortune Brands Home & Security, Inc.	74,827	3,964,334
Graco, Inc.	86,952	4,087,614
HD Supply Holdings, Inc. *	95,086	4,334,971
HEICO Corp.	21,401	1,940,643
HEICO Corp., Class A	36,128	2,691,536
Hubbell, Inc.	28,168	3,559,308
Huntington Ingalls Industries, Inc.	22,784	5,570,004
IDEX Corp.	39,263	6,015,484
Lennox International, Inc.	19,248	4,288,647
Lockheed Martin Corp.	127,417	40,825,681
Nordson Corp.	26,300	3,656,226
Northrop Grumman Corp.	89,460	26,702,915
Owens Corning	56,384	3,192,462
Pentair plc	82,971	3,607,579
Quanta Services, Inc. *	78,514	2,715,799
Roper Technologies, Inc.	52,756	15,740,808
Sensata Technologies Holding plc *	87,886	4,653,564
Snap-on, Inc.	28,777	5,087,198
Spirit AeroSystems Holdings, Inc., Class A	54,785	4,684,117
Stanley Black & Decker, Inc.	78,985	11,099,762
Textron, Inc.	131,644	9,087,385
The Boeing Co.	280,829	96,265,373
The Middleby Corp. *	28,974	3,521,500
The Toro Co.	53,688	3,263,694
TransDigm Group, Inc. *	24,832	8,691,200
Trinity Industries, Inc.	78,168	2,801,541
United Rentals, Inc. *	42,356	6,602,030
Security	Number of Shares	Value ($)
W.W. Grainger, Inc.	26,247	9,293,275
WABCO Holdings, Inc. *	26,212	3,226,173
Wabtec Corp.	43,309	4,691,231
		460,547,756

Commercial & Professional Services 1.1%
ADT, Inc. (a)	58,012	519,207
Cintas Corp.	44,398	9,473,201
Copart, Inc. *	103,549	6,659,236
CoStar Group, Inc. *	18,728	8,280,773
Equifax, Inc.	61,460	8,233,796
IHS Markit Ltd. *	182,537	10,039,535
KAR Auction Services, Inc.	68,485	4,293,325
Robert Half International, Inc.	63,347	4,952,469
Rollins, Inc.	49,343	2,964,528
Stericycle, Inc. *	45,432	2,802,700
TransUnion	76,608	5,768,582
Verisk Analytics, Inc. *	78,967	9,404,180
		73,391,532

Consumer Durables & Apparel 1.9%
Carter's, Inc.	23,661	2,506,410
D.R. Horton, Inc.	176,573	7,859,264
Lennar Corp., B Shares	6,457	272,356
Lennar Corp., Class A	141,992	7,336,727
Lululemon Athletica, Inc. *	48,473	7,509,922
Michael Kors Holdings Ltd. *	76,933	5,586,874
Mohawk Industries, Inc. *	32,767	6,277,830
Newell Brands, Inc.	248,716	5,402,112
NIKE, Inc., Class B	658,316	54,113,575
NVR, Inc. *	1,710	4,563,050
Polaris Industries, Inc.	30,103	3,264,670
PulteGroup, Inc.	135,560	3,788,902
PVH Corp.	39,846	5,704,353
Ralph Lauren Corp.	28,515	3,787,077
Toll Brothers, Inc.	73,483	2,662,289
Under Armour, Inc., Class A *	94,716	1,936,942
Under Armour, Inc., Class C *	94,957	1,801,334
Whirlpool Corp.	32,972	4,120,841
		128,494,528

Consumer Services 1.8%
Chipotle Mexican Grill, Inc. *	12,675	6,022,907
Domino's Pizza, Inc.	21,577	6,442,029
Dunkin' Brands Group, Inc.	42,560	3,102,198
Hilton Worldwide Holdings, Inc.	143,082	11,106,025
Marriott International, Inc., Class A	152,314	19,263,152
MGM Resorts International	255,870	7,417,671
Norwegian Cruise Line Holdings Ltd. *	105,671	5,665,022
Royal Caribbean Cruises Ltd.	86,807	10,640,802
ServiceMaster Global Holdings, Inc. *	69,448	4,185,631
Starbucks Corp.	709,158	37,904,495
Vail Resorts, Inc.	20,800	6,199,440

37
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Wyndham Hotels & Resorts, Inc.	51,040	2,896,520
Wynn Resorts Ltd.	43,478	6,449,527
		127,295,419

Diversified Financials 6.5%
Affiliated Managers Group, Inc.	27,616	4,034,422
Ameriprise Financial, Inc.	74,312	10,549,332
AXA Equitable Holdings, Inc.	67,520	1,549,584
Berkshire Hathaway, Inc., Class B *	987,478	206,106,408
BlackRock, Inc.	63,319	30,333,600
Cboe Global Markets, Inc.	57,998	5,846,198
E*TRADE Financial Corp. *	135,672	7,985,654
FactSet Research Systems, Inc.	20,557	4,715,570
Intercontinental Exchange, Inc.	295,975	22,562,174
Jefferies Financial Group, Inc.	156,325	3,629,867
MarketAxess Holdings, Inc.	19,438	3,689,721
Moody's Corp.	85,521	15,224,448
Morgan Stanley	698,728	34,118,888
MSCI, Inc.	45,851	8,265,101
Raymond James Financial, Inc.	66,678	6,203,721
S&P Global, Inc.	128,910	26,690,816
SEI Investments Co.	66,142	4,172,237
T. Rowe Price Group, Inc.	124,309	14,406,170
TD Ameritrade Holding Corp.	138,894	8,135,022
The Charles Schwab Corp. (b)	612,730	31,120,557
		449,339,490

Energy 2.8%
Anadarko Petroleum Corp.	263,910	16,995,804
Antero Resources Corp. *	114,808	2,125,096
Baker Hughes a GE Co.	213,490	7,038,765
Cabot Oil & Gas Corp.	234,813	5,595,594
Cheniere Energy, Inc. *	106,278	7,113,187
Cimarex Energy Co.	48,292	4,079,708
Concho Resources, Inc. *	97,378	13,355,393
Continental Resources, Inc. *	44,222	2,916,441
Core Laboratories N.V.	22,518	2,579,437
Diamondback Energy, Inc.	50,764	6,146,505
EOG Resources, Inc.	296,963	35,109,935
EQT Corp.	129,492	6,606,682
Halliburton Co.	449,850	17,944,516
Parsley Energy, Inc., Class A *	132,418	3,677,248
Pioneer Natural Resources Co.	87,145	15,224,232
Schlumberger Ltd.	710,874	44,898,802
Weatherford International plc *	500,915	1,212,214
		192,619,559

Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	20,455	2,335,347
Costco Wholesale Corp.	224,633	52,368,691
US Foods Holding Corp. *	70,033	2,282,376
Walgreens Boots Alliance, Inc.	436,308	29,913,277
		86,899,691

Food, Beverage & Tobacco 1.1%
Brown-Forman Corp., Class A	31,734	1,670,478
Brown-Forman Corp., Class B	133,845	6,989,386
Constellation Brands, Inc., Class A	86,128	17,931,850
Molson Coors Brewing Co., Class B	94,908	6,334,160
Monster Beverage Corp. *	211,319	12,867,214
Post Holdings, Inc. *	34,648	3,369,864
The Hain Celestial Group, Inc. *	54,619	1,559,919
The Hershey Co.	71,170	7,154,008
The J.M. Smucker Co.	58,624	6,060,549
Security	Number of Shares	Value ($)
TreeHouse Foods, Inc. *	29,105	1,516,370
Tyson Foods, Inc., Class A	152,926	9,605,282
		75,059,080

Health Care Equipment & Services 9.8%
ABIOMED, Inc. *	21,620	8,790,260
Aetna, Inc.	167,295	33,504,170
Align Technology, Inc. *	37,142	14,355,012
AmerisourceBergen Corp.	82,977	7,465,441
Becton Dickinson & Co.	136,963	35,866,501
Boston Scientific Corp. *	707,806	25,169,581
Centene Corp. *	106,136	15,546,801
Cerner Corp. *	162,622	10,588,318
Cigna Corp.	124,878	23,519,523
Danaher Corp.	315,189	32,634,669
DaVita, Inc. *	71,691	4,967,469
DENTSPLY SIRONA, Inc.	116,019	4,631,479
DexCom, Inc. *	45,603	6,584,161
Edwards Lifesciences Corp. *	108,208	15,607,922
Envision Healthcare Corp. *	63,276	2,870,199
Express Scripts Holding Co. *	288,691	25,410,582
HCA Healthcare, Inc.	143,614	19,260,074
Henry Schein, Inc. *	78,880	6,127,398
Hologic, Inc. *	140,340	5,579,918
Humana, Inc.	70,339	23,441,175
IDEXX Laboratories, Inc. *	44,488	11,301,732
Intuitive Surgical, Inc. *	58,128	32,551,680
Laboratory Corp. of America Holdings *	52,607	9,094,172
McKesson Corp.	103,746	13,357,298
MEDNAX, Inc. *	47,838	2,265,129
Medtronic plc	694,486	66,955,395
ResMed, Inc.	73,352	8,172,146
STERIS plc	42,517	4,864,795
Stryker Corp.	164,755	27,914,440
Teleflex, Inc.	23,324	5,771,057
The Cooper Cos., Inc.	25,392	6,494,766
UnitedHealth Group, Inc.	492,637	132,253,329
Universal Health Services, Inc., Class B	44,549	5,798,498
Varian Medical Systems, Inc. *	46,611	5,221,364
Veeva Systems, Inc., Class A *	61,042	6,370,343
WellCare Health Plans, Inc. *	25,111	7,597,835
West Pharmaceutical Services, Inc.	37,744	4,417,935
		672,322,567

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	124,855	7,064,296
Coty, Inc., Class A	245,810	3,038,212
Herbalife Nutrition Ltd. *	59,284	3,354,881
The Clorox Co.	66,306	9,613,044
The Estee Lauder Cos., Inc., Class A	114,992	16,112,679
		39,183,112

Insurance 1.0%
Alleghany Corp.	7,762	4,903,876
Aon plc	125,024	18,198,494
Arch Capital Group Ltd. *	210,373	6,431,103
Athene Holding Ltd., Class A *	63,867	3,171,635
Erie Indemnity Co., Class A	8,899	1,099,294
Everest Re Group Ltd.	20,822	4,643,722
Markel Corp. *	7,135	8,624,788
RenaissanceRe Holdings Ltd.	20,921	2,781,656
W.R. Berkley Corp.	49,281	3,856,731

38
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Willis Towers Watson plc	67,724	9,973,714
XL Group Ltd.	134,747	7,733,130
		71,418,143

Materials 1.8%
Alcoa Corp. *	88,814	3,967,321
Axalta Coating Systems Ltd. *	111,165	3,390,533
Ball Corp.	177,522	7,434,621
Berry Global Group, Inc. *	68,177	3,254,088
Crown Holdings, Inc. *	69,467	2,973,882
Ecolab, Inc.	133,399	20,073,882
FMC Corp.	69,434	5,933,135
International Flavors & Fragrances, Inc.	40,068	5,220,460
Martin Marietta Materials, Inc.	32,217	6,402,162
NewMarket Corp.	4,636	1,859,222
Packaging Corp. of America	48,137	5,291,219
Praxair, Inc.	147,665	23,359,126
Royal Gold, Inc.	33,860	2,582,164
Sealed Air Corp.	84,345	3,383,078
The Sherwin-Williams Co.	42,192	19,221,831
Vulcan Materials Co.	68,100	7,545,480
		121,892,204

Media 3.5%
Altice USA, Inc., Class A	58,586	1,049,861
Charter Communications, Inc., Class A *	95,259	29,568,394
Comcast Corp., Class A	2,355,367	87,125,025
Discovery, Inc., Class A *(a)	82,413	2,293,554
Discovery, Inc., Class C *	172,828	4,431,310
GCI Liberty, Inc., Class A *	51,693	2,537,093
Liberty Global plc, Class A *	113,696	3,048,190
Liberty Global plc, Class C *	303,911	7,868,256
Liberty Media Corp. - Liberty Formula One, Class A *	11,348	396,953
Liberty Media Corp. - Liberty Formula One, Class C *	103,828	3,837,483
Liberty Media Corp. - Liberty SiriusXM, Class A *	43,258	2,021,879
Liberty Media Corp. - Liberty SiriusXM, Class C *	86,860	4,085,894
Lions Gate Entertainment Corp., Class A	33,275	782,628
Lions Gate Entertainment Corp., Class B	57,807	1,297,767
Live Nation Entertainment, Inc. *	69,656	3,460,510
Sirius XM Holdings, Inc. (a)	741,454	5,264,323
The Walt Disney Co.	762,404	85,404,496
		244,473,616

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Alexion Pharmaceuticals, Inc. *	114,180	13,957,363
Alkermes plc *	80,280	3,599,755
Allergan plc	174,012	33,359,841
Alnylam Pharmaceuticals, Inc. *	42,681	5,235,678
Amgen, Inc.	341,399	68,214,934
Biogen, Inc. *	108,225	38,256,455
BioMarin Pharmaceutical, Inc. *	90,259	9,024,095
Celgene Corp. *	363,105	34,295,267
Exelixis, Inc. *	147,536	2,772,201
Illumina, Inc. *	75,568	26,813,794
Incyte Corp. *	89,552	6,618,788
Ionis Pharmaceuticals, Inc. *	70,406	3,216,850
IQVIA Holdings, Inc. *	82,882	10,533,473
Jazz Pharmaceuticals plc *	30,529	5,218,017
Mettler-Toledo International, Inc. *	12,888	7,532,521
Mylan N.V. *	265,815	10,401,341
PerkinElmer, Inc.	57,124	5,279,971
Security	Number of Shares	Value ($)
Perrigo Co., plc	65,275	4,994,190
Regeneron Pharmaceuticals, Inc. *	39,501	16,067,032
Seattle Genetics, Inc. *	53,689	4,121,168
Syneos Health, Inc. *	30,842	1,537,474
TESARO, Inc. *	18,700	606,815
Thermo Fisher Scientific, Inc.	206,428	49,356,935
United Therapeutics Corp. *	22,763	2,799,621
Vertex Pharmaceuticals, Inc. *	130,769	24,113,804
Waters Corp. *	40,819	7,734,384
Zoetis, Inc.	247,914	22,461,008
		418,122,775

Real Estate 4.1%
Alexandria Real Estate Equities, Inc.	52,874	6,786,378
American Campus Communities, Inc.	69,800	2,926,714
American Homes 4 Rent, Class A	133,506	3,097,339
American Tower Corp.	226,711	33,807,144
Apartment Investment & Management Co., Class A	79,576	3,485,429
AvalonBay Communities, Inc.	71,095	13,031,003
Boston Properties, Inc.	79,509	10,371,949
CBRE Group, Inc., Class A *	154,629	7,547,441
Crown Castle International Corp.	212,102	24,185,991
Digital Realty Trust, Inc.	105,584	13,121,980
Duke Realty Corp.	184,142	5,246,206
Equinix, Inc.	40,856	17,818,527
Equity LifeStyle Properties, Inc.	45,786	4,435,748
Essex Property Trust, Inc.	33,872	8,341,996
Extra Space Storage, Inc.	65,091	6,002,041
Federal Realty Investment Trust	37,402	4,885,075
Forest City Realty Trust, Inc., Class A	134,332	3,378,450
Highwoods Properties, Inc.	53,108	2,641,592
Invitation Homes, Inc.	143,812	3,360,886
JBG SMITH Properties	51,398	1,925,369
Jones Lang LaSalle, Inc.	23,119	3,526,110
Kilroy Realty Corp.	49,996	3,656,707
Mid-America Apartment Communities, Inc.	58,773	6,086,532
Park Hotels & Resorts, Inc.	103,408	3,458,998
Public Storage	76,971	16,362,495
Realogy Holdings Corp.	66,477	1,421,943
SBA Communications Corp. *	59,149	9,181,699
Simon Property Group, Inc.	158,497	29,009,706
Sun Communities, Inc.	40,792	4,208,919
The Macerich Co.	56,794	3,336,080
UDR, Inc.	135,240	5,405,543
Vornado Realty Trust	87,893	6,767,761
Welltower, Inc.	191,240	12,757,620
		281,577,371

Retailing 12.7%
Advance Auto Parts, Inc.	37,829	6,205,091
Amazon.com, Inc. *	206,517	415,658,831
AutoNation, Inc. *	29,288	1,328,211
AutoZone, Inc. *	13,669	10,482,483
Booking Holdings, Inc. *	24,744	48,289,153
Burlington Stores, Inc. *	34,482	5,799,183
CarMax, Inc. *	92,093	7,187,859
Dollar General Corp.	130,469	14,055,425
Dollar Tree, Inc. *	123,198	9,918,671
Expedia Group, Inc.	62,011	8,092,435
LKQ Corp. *	159,746	5,514,432
Lowe's Cos., Inc.	420,711	45,752,321
Netflix, Inc. *	222,972	81,982,345
O'Reilly Automotive, Inc. *	41,960	14,074,223
Qurate Retail, Inc. *	230,132	4,784,444

39
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Ross Stores, Inc.	194,578	18,636,681
The Home Depot, Inc.	591,414	118,738,189
The Michaels Cos., Inc. *	53,626	911,106
The TJX Cos., Inc.	322,894	35,508,653
Tiffany & Co.	51,765	6,348,977
Tractor Supply Co.	63,320	5,589,890
TripAdvisor, Inc. *	55,433	3,010,566
Ulta Salon, Cosmetics & Fragrance, Inc. *	29,204	7,593,040
		875,462,209

Semiconductors & Semiconductor Equipment 2.4%
Broadcom, Inc.	205,775	45,070,898
Lam Research Corp.	84,156	14,566,562
NVIDIA Corp.	311,385	87,399,542
ON Semiconductor Corp. *	217,304	4,637,268
Qorvo, Inc. *	65,069	5,211,376
Skyworks Solutions, Inc.	93,174	8,506,786
		165,392,432

Software & Services 22.2%
Accenture plc, Class A	329,858	55,769,092
Activision Blizzard, Inc.	390,585	28,161,179
Adobe Systems, Inc. *	252,441	66,520,728
Akamai Technologies, Inc. *	88,099	6,619,759
Alliance Data Systems Corp.	24,735	5,901,276
Alphabet, Inc., Class A *	153,167	188,671,111
Alphabet, Inc., Class C *	155,757	189,741,620
ANSYS, Inc. *	42,850	7,969,243
Autodesk, Inc. *	112,512	17,366,227
Automatic Data Processing, Inc.	225,458	33,085,961
Cadence Design Systems, Inc. *	145,304	6,835,100
CDK Global, Inc.	63,313	3,945,666
Citrix Systems, Inc. *	66,422	7,573,436
Cognizant Technology Solutions Corp., Class A	300,597	23,575,823
Dell Technologies, Inc., Class V *	102,028	9,812,033
DocuSign, Inc. *	10,788	673,603
eBay, Inc. *	474,620	16,426,598
Electronic Arts, Inc. *	156,862	17,789,719
Facebook, Inc., Class A *	1,230,111	216,167,406
Fidelity National Information Services, Inc.	169,036	18,284,624
First Data Corp., Class A *	284,357	7,313,662
Fiserv, Inc. *	209,820	16,800,287
FleetCor Technologies, Inc. *	45,959	9,823,277
Fortinet, Inc. *	76,050	6,369,948
Gartner, Inc. *	46,848	7,015,956
Global Payments, Inc.	82,130	10,231,755
IAC/InterActiveCorp *	39,915	7,871,238
Intuit, Inc.	125,031	27,440,554
Jack Henry & Associates, Inc.	39,581	6,271,214
LogMeIn, Inc.	26,220	2,253,609
Mastercard, Inc., Class A	470,332	101,384,766
Nuance Communications, Inc. *	138,337	2,257,660
PayPal Holdings, Inc. *	572,899	52,895,765
PTC, Inc. *	59,478	5,944,231
Red Hat, Inc. *	91,226	13,476,817
Sabre Corp.	129,527	3,381,950
salesforce.com, Inc. *	361,653	55,217,180
ServiceNow, Inc. *	90,485	17,767,635
Snap, Inc., Class A *(a)	132,279	1,441,841
Splunk, Inc. *	74,351	9,528,081
Square, Inc., Class A *	148,794	13,189,100
SS&C Technologies Holdings, Inc.	102,261	6,068,168
Synopsys, Inc. *	76,416	7,805,130
Take-Two Interactive Software, Inc. *	58,810	7,854,664
Security	Number of Shares	Value ($)
The Ultimate Software Group, Inc. *	15,044	4,658,675
Total System Services, Inc.	84,424	8,200,947
Twitter, Inc. *	336,077	11,823,189
Tyler Technologies, Inc. *	18,301	4,519,432
VeriSign, Inc. *	48,708	7,725,576
Visa, Inc., Class A	916,447	134,616,900
VMware, Inc., Class A *	35,646	5,463,106
Workday, Inc., Class A *	74,362	11,491,903
Worldpay, Inc., Class A *	151,911	14,794,612
Zillow Group, Inc., Class A *	26,622	1,280,518
Zillow Group, Inc., Class C *	60,935	2,964,488
		1,528,034,038

Technology Hardware & Equipment 9.3%
Amphenol Corp., Class A	153,431	14,511,504
Apple, Inc.	2,520,909	573,834,516
Arista Networks, Inc. *	24,418	7,300,493
CDW Corp.	78,337	6,859,188
Cognex Corp.	89,919	4,837,642
CommScope Holding Co., Inc. *	98,471	3,120,546
F5 Networks, Inc. *	31,492	5,955,767
IPG Photonics Corp. *	19,347	3,395,011
Juniper Networks, Inc.	180,491	5,131,359
Palo Alto Networks, Inc. *	47,032	10,871,447
Trimble, Inc. *	129,178	5,438,394
		641,255,867

Telecommunication Services 0.2%
Sprint Corp. *	356,284	2,176,895
T-Mobile US, Inc. *	151,484	10,004,003
Zayo Group Holdings, Inc. *	95,490	3,309,684
		15,490,582

Transportation 2.2%
Alaska Air Group, Inc.	63,224	4,266,988
AMERCO	3,467	1,299,744
FedEx Corp.	125,893	30,711,597
Genesee & Wyoming, Inc., Class A *	30,851	2,711,494
J.B. Hunt Transport Services, Inc.	43,971	5,309,498
JetBlue Airways Corp. *	165,276	3,153,466
Kansas City Southern	53,470	6,200,381
Old Dominion Freight Line, Inc.	35,116	5,351,679
Southwest Airlines Co.	272,801	16,722,701
Union Pacific Corp.	397,045	59,802,918
United Continental Holdings, Inc. *	120,931	10,571,788
XPO Logistics, Inc. *	53,995	5,750,468
		151,852,722
Total Common Stock
(Cost $4,767,871,452)		6,880,228,169

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (c)	2,596,761	2,596,761

40
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)	17,637,623	17,637,623
Total Other Investment Companies
(Cost $20,234,384)		20,234,384

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index,e-mini expires 09/21/18	77	6,015,240	162,546
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,186,881.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
41
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Adient plc	33,712	1,459,392
Aptiv plc	95,026	8,363,238
Autoliv, Inc.	30,787	2,742,814
BorgWarner, Inc.	70,258	3,075,193
Ford Motor Co.	1,395,931	13,233,426
General Motors Co.	452,355	16,307,398
Harley-Davidson, Inc.	59,765	2,547,184
The Goodyear Tire & Rubber Co.	83,900	1,903,691
Veoneer, Inc. *	30,661	1,531,210
		51,163,546

Banks 11.5%
Bank of America Corp.	3,364,337	104,058,943
BB&T Corp.	278,150	14,369,229
BOK Financial Corp.	8,898	912,490
Citigroup, Inc.	910,370	64,854,759
Citizens Financial Group, Inc.	172,738	7,109,896
Comerica, Inc.	61,212	5,966,946
Cullen/Frost Bankers, Inc.	20,460	2,268,809
Fifth Third Bancorp	243,614	7,169,560
Huntington Bancshares, Inc.	393,850	6,384,308
JPMorgan Chase & Co.	1,214,389	139,144,692
KeyCorp	378,078	7,966,103
M&T Bank Corp.	51,721	9,162,375
New York Community Bancorp, Inc.	178,009	1,917,157
People's United Financial, Inc.	125,001	2,313,769
Regions Financial Corp.	399,948	7,782,988
SunTrust Banks, Inc.	165,864	12,200,956
TFS Financial Corp.	19,839	306,314
The PNC Financial Services Group, Inc.	167,314	24,016,252
U.S. Bancorp	556,503	30,112,377
Wells Fargo & Co.	1,564,572	91,496,171
		539,514,094

Capital Goods 7.0%
AGCO Corp.	23,840	1,422,294
Allison Transmission Holdings, Inc.	46,464	2,307,402
Arconic, Inc.	150,210	3,361,700
Caterpillar, Inc.	213,275	29,613,234
Donaldson Co., Inc.	46,223	2,338,884
Eaton Corp. plc	155,390	12,919,125
Emerson Electric Co.	224,746	17,244,761
Flowserve Corp.	47,431	2,472,104
Fluor Corp.	50,080	2,875,093
General Dynamics Corp.	98,472	19,044,485
General Electric Co.	3,097,050	40,075,827
GrafTech International Ltd.	13,143	242,883
Harris Corp.	42,142	6,848,496
Honeywell International, Inc.	266,726	42,425,438
Illinois Tool Works, Inc.	108,629	15,086,396
Ingersoll-Rand plc	88,636	8,977,940
Jacobs Engineering Group, Inc.	43,483	3,160,779
Johnson Controls International plc	329,459	12,443,666
Security	Number of Shares	Value ($)
L3 Technologies, Inc.	28,267	6,041,223
Lincoln Electric Holdings, Inc.	22,214	2,091,670
Masco Corp.	109,898	4,172,827
PACCAR, Inc.	125,598	8,593,415
Parker-Hannifin Corp.	47,265	8,299,734
Raytheon Co.	102,736	20,489,668
Rockwell Automation, Inc.	45,079	8,157,496
Rockwell Collins, Inc.	58,412	7,941,111
United Technologies Corp.	265,475	34,963,057
Xylem, Inc.	63,854	4,847,157
		328,457,865

Commercial & Professional Services 0.6%
ManpowerGroup, Inc.	23,567	2,208,935
Nielsen Holdings plc	118,537	3,081,962
Republic Services, Inc.	79,667	5,844,371
The Dun & Bradstreet Corp.	13,360	1,909,411
Waste Management, Inc.	142,467	12,950,251
		25,994,930

Consumer Durables & Apparel 0.6%
Garmin Ltd.	39,045	2,660,526
Hanesbrands, Inc.	127,414	2,234,842
Hasbro, Inc.	40,567	4,028,709
Leggett & Platt, Inc.	47,427	2,155,083
Mattel, Inc. *	124,474	1,920,634
Tapestry, Inc.	102,544	5,197,955
VF Corp.	116,807	10,761,429
		28,959,178

Consumer Services 1.9%
Aramark	87,897	3,610,809
Carnival Corp.	144,417	8,880,201
Darden Restaurants, Inc.	44,230	5,132,449
H&R Block, Inc.	74,252	2,009,259
Las Vegas Sands Corp.	129,104	8,445,984
McDonald's Corp.	280,129	45,445,328
Service Corp. International	65,281	2,739,191
Wyndham Destinations, Inc.	36,618	1,618,515
Yum! Brands, Inc.	115,047	9,996,434
		87,878,170

Diversified Financials 4.0%
AGNC Investment Corp.	168,019	3,195,721
Ally Financial, Inc.	153,567	4,127,881
American Express Co.	254,177	26,937,678
Annaly Capital Management, Inc.	415,630	4,413,991
Capital One Financial Corp.	174,044	17,246,020
CME Group, Inc.	121,205	21,178,150
Discover Financial Services	124,054	9,691,098
Eaton Vance Corp.	42,525	2,242,343
Franklin Resources, Inc.	113,440	3,600,586
Invesco Ltd.	148,545	3,579,935
Janus Henderson Group plc	65,047	1,837,578
Lazard Ltd., Class A	46,451	2,236,151

42
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Nasdaq, Inc.	41,874	3,996,455
Northern Trust Corp.	75,672	8,131,713
Santander Consumer USA Holdings, Inc.	41,253	890,240
Starwood Property Trust, Inc.	95,321	2,099,922
State Street Corp.	130,317	11,325,850
Synchrony Financial	251,969	7,979,858
The Bank of New York Mellon Corp.	359,674	18,756,999
The Goldman Sachs Group, Inc.	125,135	29,758,354
Voya Financial, Inc.	61,469	3,077,753
		186,304,276

Energy 8.7%
Andeavor	49,874	7,620,248
Apache Corp.	136,742	5,993,402
Chevron Corp.	681,389	80,717,341
ConocoPhillips	417,782	30,677,732
Devon Energy Corp.	187,171	8,035,251
Energen Corp. *	35,183	2,728,442
Exxon Mobil Corp.	1,510,123	121,066,561
Helmerich & Payne, Inc.	39,466	2,587,786
Hess Corp.	92,859	6,253,125
HollyFrontier Corp.	63,201	4,709,739
Kinder Morgan, Inc.	676,707	11,977,714
Marathon Oil Corp.	307,152	6,606,840
Marathon Petroleum Corp.	165,170	13,591,839
Murphy Oil Corp.	59,507	1,834,601
National Oilwell Varco, Inc.	136,220	6,411,875
Newfield Exploration Co. *	70,397	1,920,430
Noble Energy, Inc.	173,460	5,155,231
Occidental Petroleum Corp.	272,591	21,771,843
ONEOK, Inc.	146,641	9,665,108
Phillips 66	149,331	17,697,217
Range Resources Corp.	79,734	1,309,232
Targa Resources Corp.	78,303	4,312,146
TechnipFMC plc	154,165	4,722,074
The Williams Cos., Inc.	421,917	12,484,524
Valero Energy Corp.	153,200	18,059,216
		407,909,517

Food & Staples Retailing 1.5%
Sysco Corp.	171,875	12,859,687
The Kroger Co.	288,579	9,090,239
Walmart, Inc.	516,128	49,476,030
		71,425,956

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	675,024	39,502,405
Archer-Daniels-Midland Co.	198,516	10,005,206
Bunge Ltd.	50,396	3,274,732
Campbell Soup Co.	69,097	2,725,877
Conagra Brands, Inc.	140,067	5,147,462
General Mills, Inc.	210,978	9,707,098
Hormel Foods Corp.	95,461	3,737,298
Ingredion, Inc.	26,364	2,664,609
Kellogg Co.	88,590	6,359,876
Keurig Dr Pepper, Inc.	64,195	1,463,646
Lamb Weston Holdings, Inc.	52,296	3,535,210
McCormick & Co., Inc. Non-Voting Shares	43,411	5,421,166
Mondelez International, Inc., Class A	524,986	22,427,402
PepsiCo, Inc.	505,944	56,670,787
Philip Morris International, Inc.	553,770	43,133,145
Pilgrim's Pride Corp. *	18,481	341,714
Pinnacle Foods, Inc.	42,455	2,819,861
Security	Number of Shares	Value ($)
The Coca-Cola Co.	1,367,437	60,946,667
The Kraft Heinz Co.	214,008	12,470,246
		292,354,407

Health Care Equipment & Services 2.7%
Abbott Laboratories	625,651	41,818,513
Anthem, Inc.	90,822	24,043,308
Baxter International, Inc.	175,918	13,083,022
Cardinal Health, Inc.	111,874	5,838,704
CVS Health Corp.	361,730	27,216,565
Quest Diagnostics, Inc.	48,450	5,328,531
Zimmer Biomet Holdings, Inc.	72,310	8,939,685
		126,268,328

Household & Personal Products 2.4%
Colgate-Palmolive Co.	311,478	20,685,254
Edgewell Personal Care Co. *	19,851	1,120,986
Kimberly-Clark Corp.	124,962	14,438,109
The Procter & Gamble Co.	896,920	74,399,514
		110,643,863

Insurance 4.1%
Aflac, Inc.	277,651	12,838,582
American Financial Group, Inc.	24,878	2,770,414
American International Group, Inc.	319,983	17,013,496
Arthur J. Gallagher & Co.	65,345	4,713,988
Assurant, Inc.	18,629	1,915,434
Axis Capital Holdings Ltd.	29,289	1,684,703
Brighthouse Financial, Inc. *	42,623	1,769,281
Brown & Brown, Inc.	82,726	2,521,488
Chubb Ltd.	165,786	22,420,899
Cincinnati Financial Corp.	53,768	4,122,393
CNA Financial Corp.	10,084	452,772
Fidelity National Financial, Inc.	97,683	3,917,088
Lincoln National Corp.	78,317	5,136,029
Loews Corp.	92,694	4,663,435
Marsh & McLennan Cos., Inc.	181,528	15,362,715
MetLife, Inc.	361,578	16,592,814
Principal Financial Group, Inc.	94,799	5,231,957
Prudential Financial, Inc.	149,646	14,702,720
Reinsurance Group of America, Inc.	23,353	3,335,976
The Allstate Corp.	125,404	12,611,880
The Hartford Financial Services Group, Inc.	127,773	6,435,926
The Progressive Corp.	208,711	14,094,254
The Travelers Cos., Inc.	96,387	12,684,529
Torchmark Corp.	37,349	3,283,724
Unum Group	77,977	2,875,792
		193,152,289

Materials 3.7%
Air Products & Chemicals, Inc.	78,098	12,986,916
Albemarle Corp.	39,455	3,768,742
Ashland Global Holdings, Inc.	22,369	1,883,470
Avery Dennison Corp.	31,088	3,269,836
Celanese Corp., Series A	48,654	5,684,247
CF Industries Holdings, Inc.	83,721	4,349,306
DowDuPont, Inc.	828,161	58,078,931
Eastman Chemical Co.	50,590	4,908,748
Freeport-McMoRan, Inc.	481,808	6,769,402
Huntsman Corp.	75,285	2,295,440
International Paper Co.	148,577	7,598,228
LyondellBasell Industries N.V., Class A	114,612	12,925,941
Newmont Mining Corp.	190,605	5,914,473
Nucor Corp.	112,889	7,055,562

43
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
PPG Industries, Inc.	89,272	9,868,127
Reliance Steel & Aluminum Co.	25,809	2,268,353
RPM International, Inc.	47,287	3,191,872
Sonoco Products Co.	35,677	1,999,339
Steel Dynamics, Inc.	83,807	3,832,494
The Chemours Co.	63,149	2,753,296
The Mosaic Co.	124,263	3,885,704
W.R. Grace & Co.	24,775	1,750,602
Westlake Chemical Corp.	12,925	1,222,317
WestRock Co.	91,521	5,040,977
		173,302,323

Media 1.1%
CBS Corp., Class B Non-Voting Shares	124,183	6,584,183
DISH Network Corp., Class A *	82,237	2,907,078
Liberty Broadband Corp., Class A *	9,615	778,815
Liberty Broadband Corp., Class C *	54,576	4,425,568
News Corp., Class A	135,402	1,769,704
News Corp., Class B	48,078	653,861
Omnicom Group, Inc.	80,985	5,613,880
The Interpublic Group of Cos., Inc.	138,551	3,235,166
Twenty-First Century Fox, Inc., Class A	375,055	17,027,497
Twenty-First Century Fox, Inc., Class B	156,415	7,023,033
Viacom, Inc., Class B	129,193	3,782,771
		53,801,556

Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	540,587	51,885,540
Agilent Technologies, Inc.	114,877	7,758,793
Bristol-Myers Squibb Co.	583,024	35,302,103
Eli Lilly & Co.	340,758	36,001,083
Gilead Sciences, Inc.	463,851	35,127,436
Johnson & Johnson	956,798	128,871,123
Merck & Co., Inc.	959,565	65,816,563
Pfizer, Inc.	2,086,847	86,645,887
		447,408,528

Real Estate 2.2%
Brixmor Property Group, Inc.	107,679	1,961,911
Camden Property Trust	32,676	3,106,181
Colony Capital, Inc.	179,463	1,100,108
Douglas Emmett, Inc.	56,696	2,214,546
Equity Residential	131,367	8,900,114
Gaming & Leisure Properties, Inc.	72,016	2,577,453
HCP, Inc.	167,688	4,532,607
Healthcare Trust of America, Inc., Class A	73,149	2,089,867
Host Hotels & Resorts, Inc.	265,601	5,718,389
Iron Mountain, Inc.	102,924	3,715,556
Kimco Realty Corp.	151,529	2,592,661
Lamar Advertising Co., Class A	30,247	2,330,531
Liberty Property Trust	51,532	2,254,525
National Retail Properties, Inc.	55,130	2,540,942
Omega Healthcare Investors, Inc.	69,633	2,301,371
Prologis, Inc.	223,984	15,047,245
Realty Income Corp.	101,603	5,950,888
Regency Centers Corp.	52,682	3,478,592
Senior Housing Properties Trust	85,396	1,631,918
SL Green Realty Corp.	31,503	3,288,913
Spirit Realty Capital, Inc.	149,184	1,248,670
Ventas, Inc.	127,086	7,608,639
VEREIT, Inc.	346,864	2,712,476
VICI Properties, Inc.	25,135	525,573
Weingarten Realty Investors	42,700	1,320,711
Security	Number of Shares	Value ($)
Weyerhaeuser Co.	271,374	9,419,392
WP Carey, Inc.	37,281	2,482,169
		102,651,948

Retailing 1.1%
Bed Bath & Beyond, Inc.	52,561	942,945
Best Buy Co., Inc.	87,213	6,938,666
Foot Locker, Inc.	42,767	2,108,413
Genuine Parts Co.	52,778	5,269,883
Kohl's Corp.	59,502	4,707,203
L Brands, Inc.	86,517	2,286,644
Macy's, Inc.	108,921	3,981,063
Nordstrom, Inc.	41,785	2,626,187
Signet Jewelers Ltd.	21,329	1,369,322
Target Corp.	189,617	16,591,488
The Gap, Inc.	77,320	2,346,662
Williams-Sonoma, Inc.	27,730	1,947,478
		51,115,954

Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc. *	295,614	7,440,604
Analog Devices, Inc.	132,637	13,111,167
Applied Materials, Inc.	358,878	15,438,932
First Solar, Inc. *	29,309	1,526,413
Intel Corp.	1,661,271	80,455,354
KLA-Tencor Corp.	55,861	6,491,607
Marvell Technology Group Ltd.	206,719	4,274,949
Maxim Integrated Products, Inc.	100,074	6,051,475
Microchip Technology, Inc.	84,500	7,269,535
Micron Technology, Inc. *	412,587	21,669,069
QUALCOMM, Inc.	528,842	36,336,734
Teradyne, Inc.	67,972	2,799,767
Texas Instruments, Inc.	348,942	39,221,081
Xilinx, Inc.	90,204	7,020,577
		249,107,264

Software & Services 9.5%
Broadridge Financial Solutions, Inc.	41,961	5,670,610
CA, Inc.	112,069	4,908,622
DXC Technology Co.	102,023	9,293,275
International Business Machines Corp.	304,578	44,614,585
Leidos Holdings, Inc.	51,611	3,652,510
Microsoft Corp.	2,741,301	307,930,341
Oracle Corp.	1,062,371	51,609,983
Paychex, Inc.	113,574	8,319,296
Symantec Corp.	220,487	4,445,018
Teradata Corp. *	43,516	1,804,609
The Western Union Co.	162,804	3,080,252
		445,329,101

Technology Hardware & Equipment 3.7%
Arrow Electronics, Inc. *	31,613	2,450,956
Avnet, Inc.	42,716	2,067,454
Cisco Systems, Inc.	1,676,872	80,104,176
Corning, Inc.	295,524	9,903,009
FLIR Systems, Inc.	48,456	3,040,129
Hewlett Packard Enterprise Co.	543,905	8,990,750
HP, Inc.	585,717	14,437,924
Jabil, Inc.	61,772	1,825,980
Keysight Technologies, Inc. *	66,519	4,316,418
Motorola Solutions, Inc.	57,717	7,408,554
National Instruments Corp.	37,566	1,793,777
NCR Corp. *	41,971	1,192,396
NetApp, Inc.	96,104	8,342,788

44
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Seagate Technology plc	102,204	5,472,002
TE Connectivity Ltd.	124,575	11,421,036
Western Digital Corp.	107,794	6,816,893
Xerox Corp.	76,200	2,122,932
		171,707,174

Telecommunication Services 3.6%
AT&T, Inc.	2,588,433	82,674,550
CenturyLink, Inc.	352,606	7,531,664
Verizon Communications, Inc.	1,473,105	80,092,719
		170,298,933

Transportation 2.1%
American Airlines Group, Inc.	147,394	5,966,509
C.H. Robinson Worldwide, Inc.	50,329	4,835,610
CSX Corp.	312,645	23,185,753
Delta Air Lines, Inc.	230,585	13,484,611
Expeditors International of Washington, Inc.	62,257	4,562,193
Macquarie Infrastructure Corp.	28,734	1,351,648
Norfolk Southern Corp.	100,681	17,502,385
United Parcel Service, Inc., Class B	245,452	30,161,142
		101,049,851

Utilities 5.7%
AES Corp.	232,568	3,130,365
Alliant Energy Corp.	81,325	3,483,963
Ameren Corp.	86,685	5,481,093
American Electric Power Co., Inc.	175,206	12,567,526
American Water Works Co., Inc.	63,454	5,554,129
Aqua America, Inc.	63,756	2,370,448
Atmos Energy Corp.	39,630	3,655,075
Avangrid, Inc.	21,208	1,046,403
CenterPoint Energy, Inc.	152,871	4,248,285
CMS Energy Corp.	100,598	4,953,446
Consolidated Edison, Inc.	110,781	8,743,944
Dominion Energy, Inc.	231,959	16,415,738
DTE Energy Co.	64,703	7,191,091
Duke Energy Corp.	250,935	20,385,959
Edison International	116,314	7,645,319
Entergy Corp.	64,541	5,394,982
Evergy, Inc.	96,714	5,517,534
Eversource Energy	113,245	7,069,885
Exelon Corp.	343,388	15,009,490
FirstEnergy Corp.	160,301	5,992,051
National Fuel Gas Co.	30,119	1,672,508
NextEra Energy, Inc.	168,231	28,616,093
NiSource, Inc.	120,673	3,266,618
NRG Energy, Inc.	107,564	3,806,690
OGE Energy Corp.	70,081	2,581,083
PG&E Corp.	183,704	8,483,451
Pinnacle West Capital Corp.	40,029	3,144,278
PPL Corp.	251,395	7,476,487
Public Service Enterprise Group, Inc.	181,559	9,504,614
SCANA Corp.	51,805	1,986,204
Sempra Energy	94,658	10,987,901
The Southern Co.	360,218	15,770,344
UGI Corp.	61,084	3,301,590
Vistra Energy Corp. *	130,548	3,073,100
WEC Energy Group, Inc.	112,529	7,604,710
Xcel Energy, Inc.	181,429	8,717,664
		265,850,061
Total Common Stock
(Cost $3,828,204,675)		4,681,649,112

Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (a)	2,009,483	2,009,483
Total Other Investment Company
(Cost $2,009,483)		2,009,483

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 09/21/18	162	10,104,750	97,190
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

45
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Adient plc	151,123	6,542,115
BorgWarner, Inc.	320,350	14,021,719
Delphi Technologies plc	143,775	5,065,193
Gentex Corp.	442,873	10,354,371
Harley-Davidson, Inc.	269,506	11,486,346
Lear Corp.	107,167	17,382,487
The Goodyear Tire & Rubber Co.	388,882	8,823,733
Thor Industries, Inc.	79,313	7,569,633
		81,245,597

Banks 4.4%
Associated Banc-Corp.	273,948	7,465,083
Bank OZK	195,832	7,923,363
BankUnited, Inc.	171,043	6,634,758
BOK Financial Corp.	40,308	4,133,585
CIT Group, Inc.	183,197	9,936,605
Commerce Bancshares, Inc.	151,511	10,766,372
Cullen/Frost Bankers, Inc.	93,942	10,417,228
East West Bancorp, Inc.	234,379	14,857,285
F.N.B. Corp.	523,869	7,046,038
First Hawaiian, Inc.	146,395	4,243,991
Investors Bancorp, Inc.	406,400	5,201,920
MGIC Investment Corp. *	603,814	7,680,514
New York Community Bancorp, Inc.	791,502	8,524,477
PacWest Bancorp	202,613	10,229,930
People's United Financial, Inc.	563,566	10,431,607
Pinnacle Financial Partners, Inc.	119,597	7,719,986
Popular, Inc.	165,981	8,355,484
Prosperity Bancshares, Inc.	113,003	8,457,145
Signature Bank	87,211	10,093,801
SVB Financial Group *	85,781	27,685,818
Synovus Financial Corp.	192,180	9,620,531
TFS Financial Corp.	90,676	1,400,037
Webster Financial Corp.	148,700	9,722,006
Western Alliance Bancorp *	157,336	9,070,420
Zions Bancorp	318,348	16,964,765
		234,582,749

Capital Goods 10.4%
A.O. Smith Corp.	234,623	13,626,904
Acuity Brands, Inc.	66,182	10,115,257
AECOM *	258,689	8,702,298
AGCO Corp.	107,250	6,398,535
Allegion plc	153,474	13,386,002
Allison Transmission Holdings, Inc.	200,843	9,973,863
BWX Technologies, Inc.	160,434	9,837,813
Carlisle Cos., Inc.	98,442	12,483,430
Colfax Corp. *	159,470	5,568,692
Crane Co.	82,294	7,511,796
Curtiss-Wright Corp.	71,371	9,560,145
Donaldson Co., Inc.	210,343	10,643,356
EMCOR Group, Inc.	94,756	7,589,956
Flowserve Corp.	211,844	11,041,309
Security	Number of Shares	Value ($)
Fluor Corp.	227,596	13,066,286
Fortune Brands Home & Security, Inc.	236,492	12,529,346
Gardner Denver Holdings, Inc. *	116,196	3,248,840
Gates Industrial Corp. plc *	63,128	1,150,823
Graco, Inc.	271,910	12,782,489
GrafTech International Ltd.	58,948	1,089,359
HD Supply Holdings, Inc. *	300,245	13,688,170
HEICO Corp.	65,697	5,957,404
HEICO Corp., Class A	115,731	8,621,960
Hexcel Corp.	145,443	9,616,691
Hubbell, Inc.	88,724	11,211,165
Huntington Ingalls Industries, Inc.	71,787	17,549,768
IDEX Corp.	124,396	19,058,711
ITT, Inc.	140,947	8,331,377
Jacobs Engineering Group, Inc.	195,656	14,222,235
Lennox International, Inc.	59,978	13,363,698
Lincoln Electric Holdings, Inc.	99,502	9,369,108
MSC Industrial Direct Co., Inc., Class A	73,945	6,320,819
Nordson Corp.	82,783	11,508,493
nVent Electric plc	261,958	7,358,400
Oshkosh Corp.	119,492	8,395,508
Owens Corning	178,184	10,088,778
Quanta Services, Inc. *	241,244	8,344,630
Regal Beloit Corp.	70,984	5,941,361
Sensata Technologies Holding plc *	276,961	14,665,085
Snap-on, Inc.	91,781	16,225,045
Spirit AeroSystems Holdings, Inc., Class A	172,523	14,750,716
Teledyne Technologies, Inc. *	57,739	13,699,155
The Middleby Corp. *	90,227	10,966,190
The Timken Co.	109,816	5,342,548
The Toro Co.	171,624	10,433,023
Trinity Industries, Inc.	242,546	8,692,849
United Rentals, Inc. *	135,492	21,119,138
USG Corp. *	142,759	6,152,913
WABCO Holdings, Inc. *	81,672	10,052,190
Wabtec Corp.	139,075	15,064,604
Watsco, Inc.	52,039	9,106,305
Woodward, Inc.	89,798	7,234,127
Xylem, Inc.	291,859	22,155,017
		554,913,680

Commercial & Professional Services 2.6%
ADT, Inc. (a)	180,816	1,618,303
Clean Harbors, Inc. *	82,359	5,649,004
Copart, Inc. *	326,776	21,014,964
CoStar Group, Inc. *	59,004	26,089,209
KAR Auction Services, Inc.	218,285	13,684,287
ManpowerGroup, Inc.	105,947	9,930,412
Robert Half International, Inc.	200,078	15,642,098
Rollins, Inc.	155,514	9,343,281
Stericycle, Inc. *	138,687	8,555,601
The Dun & Bradstreet Corp.	59,832	8,551,189
TransUnion	244,779	18,431,859
		138,510,207

46
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 3.4%
Brunswick Corp.	141,746	9,414,769
Carter's, Inc.	75,760	8,025,257
Columbia Sportswear Co.	47,577	4,315,234
Garmin Ltd.	179,556	12,234,946
Hanesbrands, Inc.	583,163	10,228,679
Leggett & Platt, Inc.	213,027	9,679,947
Lululemon Athletica, Inc. *	154,879	23,995,403
Mattel, Inc. *	559,439	8,632,144
Michael Kors Holdings Ltd. *	242,546	17,613,691
NVR, Inc. *	5,436	14,505,694
Polaris Industries, Inc.	94,874	10,289,085
PulteGroup, Inc.	423,533	11,837,747
Ralph Lauren Corp.	90,074	11,962,728
Skechers U.S.A., Inc., Class A *	219,867	6,481,679
Tempur Sealy International, Inc. *	74,897	4,148,545
Toll Brothers, Inc.	228,663	8,284,461
Under Armour, Inc., Class A *	299,594	6,126,697
Under Armour, Inc., Class C *	305,006	5,785,964
		183,562,670

Consumer Services 3.2%
Aramark	398,649	16,376,501
Bright Horizons Family Solutions, Inc. *	94,947	11,339,520
Cracker Barrel Old Country Store, Inc. (a)	38,724	5,773,361
Darden Restaurants, Inc.	200,673	23,286,095
Domino's Pizza, Inc.	68,424	20,428,669
Dunkin' Brands Group, Inc.	134,804	9,825,864
Extended Stay America, Inc.	308,625	6,228,053
H&R Block, Inc.	337,415	9,130,450
Service Corp. International	297,251	12,472,652
ServiceMaster Global Holdings, Inc. *	218,804	13,187,317
Six Flags Entertainment Corp.	125,722	8,492,521
Vail Resorts, Inc.	65,507	19,524,361
Wyndham Destinations, Inc.	160,732	7,104,354
Wyndham Hotels & Resorts, Inc.	161,333	9,155,648
		172,325,366

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	88,134	12,875,496
AGNC Investment Corp.	765,095	14,552,107
Cboe Global Markets, Inc.	182,404	18,386,323
Chimera Investment Corp.	301,620	5,619,181
Credit Acceptance Corp. *	20,585	9,401,375
E*TRADE Financial Corp. *	427,737	25,176,600
Eaton Vance Corp.	192,280	10,138,925
FactSet Research Systems, Inc.	62,901	14,428,860
Federated Investors, Inc., Class B	155,321	3,597,234
Janus Henderson Group plc	292,473	8,262,362
Jefferies Financial Group, Inc.	490,918	11,399,116
Lazard Ltd., Class A	209,705	10,095,199
Legg Mason, Inc.	137,526	4,290,811
LPL Financial Holdings, Inc.	143,427	9,500,605
MarketAxess Holdings, Inc.	60,738	11,529,287
MFA Financial, Inc.	726,343	5,563,787
Morningstar, Inc.	29,690	4,225,481
MSCI, Inc.	144,162	25,986,642
Navient Corp.	429,476	5,858,053
New Residential Investment Corp.	542,762	10,079,090
OneMain Holdings, Inc. *	116,012	4,257,641
Raymond James Financial, Inc.	210,501	19,585,013
Santander Consumer USA Holdings, Inc.	187,730	4,051,213
SEI Investments Co.	211,453	13,338,455
SLM Corp. *	704,768	8,259,881
Starwood Property Trust, Inc.	423,180	9,322,656
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	401,881	6,277,381
Voya Financial, Inc.	273,098	13,674,017
		299,732,791

Energy 3.3%
Antero Resources Corp. *	349,498	6,469,208
Centennial Resource Development, Inc., Class A *	281,911	5,432,425
Chesapeake Energy Corp. *	1,474,736	6,533,080
CNX Resources Corp. *	316,442	5,044,085
Core Laboratories N.V.	71,466	8,186,430
Diamondback Energy, Inc.	159,910	19,361,903
Energen Corp. *	157,414	12,207,456
Helmerich & Payne, Inc.	175,951	11,537,107
HollyFrontier Corp.	285,823	21,299,530
Murphy Oil Corp.	263,832	8,133,941
Newfield Exploration Co. *	321,237	8,763,345
Parsley Energy, Inc., Class A *	418,092	11,610,415
Range Resources Corp.	366,071	6,010,886
RPC, Inc.	94,979	1,299,313
Targa Resources Corp.	355,307	19,566,757
Transocean Ltd. *	708,324	8,577,804
Weatherford International plc *	1,621,941	3,925,097
WPX Energy, Inc. *	639,719	12,199,441
		176,158,223

Food & Staples Retailing 0.4%
Casey's General Stores, Inc.	60,871	6,949,642
Sprouts Farmers Market, Inc. *	197,090	5,216,972
US Foods Holding Corp. *	224,827	7,327,112
		19,493,726

Food, Beverage & Tobacco 1.4%
Flowers Foods, Inc.	298,470	6,014,170
Ingredion, Inc.	117,284	11,853,894
Lamb Weston Holdings, Inc.	236,162	15,964,551
Lancaster Colony Corp.	31,696	4,953,134
National Beverage Corp. *	19,084	2,248,859
Pilgrim's Pride Corp. *	86,150	1,592,913
Pinnacle Foods, Inc.	193,056	12,822,779
Post Holdings, Inc. *	108,960	10,597,450
Seaboard Corp.	420	1,547,608
The Hain Celestial Group, Inc. *	167,850	4,793,796
TreeHouse Foods, Inc. *	90,107	4,694,575
		77,083,729

Health Care Equipment & Services 5.0%
ABIOMED, Inc. *	68,446	27,828,775
Acadia Healthcare Co., Inc. *	133,065	5,526,189
athenahealth, Inc. *	65,314	10,051,825
DexCom, Inc. *	142,836	20,622,662
Encompass Health Corp.	159,521	13,015,318
Envision Healthcare Corp. *	196,899	8,931,339
Hill-Rom Holdings, Inc.	107,056	10,413,337
Masimo Corp. *	77,408	9,125,629
Medidata Solutions, Inc. *	95,655	8,128,762
MEDNAX, Inc. *	152,346	7,213,583
Molina Healthcare, Inc. *	76,644	10,576,872
Patterson Cos., Inc.	132,595	2,990,017
ResMed, Inc.	230,573	25,688,138
STERIS plc	136,876	15,661,352
Teleflex, Inc.	73,666	18,227,178
Varian Medical Systems, Inc. *	147,627	16,537,177
Veeva Systems, Inc., Class A *	193,007	20,142,210

47
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
WellCare Health Plans, Inc. *	79,793	24,142,968
West Pharmaceutical Services, Inc.	119,101	13,940,772
		268,764,103

Household & Personal Products 0.4%
Edgewell Personal Care Co. *	86,634	4,892,222
Herbalife Nutrition Ltd. *	187,558	10,613,907
Nu Skin Enterprises, Inc., Class A	90,007	7,164,557
		22,670,686

Insurance 4.2%
Alleghany Corp.	24,740	15,630,237
American Financial Group, Inc.	111,939	12,465,527
American National Insurance Co.	14,190	1,821,145
AmTrust Financial Services, Inc.	151,005	2,195,613
Arthur J. Gallagher & Co.	295,162	21,292,987
Assurant, Inc.	85,595	8,800,878
Assured Guaranty Ltd.	181,322	7,387,058
Athene Holding Ltd., Class A *	205,252	10,192,814
Axis Capital Holdings Ltd.	135,274	7,780,960
Brighthouse Financial, Inc. *	194,119	8,057,880
Brown & Brown, Inc.	370,128	11,281,501
CNO Financial Group, Inc.	269,346	5,820,567
Erie Indemnity Co., Class A	30,084	3,716,277
Everest Re Group Ltd.	66,467	14,823,470
First American Financial Corp.	180,713	10,275,341
Old Republic International Corp.	406,796	9,022,735
Reinsurance Group of America, Inc.	104,353	14,906,826
RenaissanceRe Holdings Ltd.	65,484	8,706,753
The Hanover Insurance Group, Inc.	69,154	8,470,673
Torchmark Corp.	170,387	14,980,425
Unum Group	357,694	13,191,755
W.R. Berkley Corp.	155,096	12,137,813
White Mountains Insurance Group Ltd.	4,821	4,473,647
		227,432,882

Materials 6.1%
Alcoa Corp. *	280,486	12,529,310
AptarGroup, Inc.	101,136	10,589,951
Ashland Global Holdings, Inc.	101,276	8,527,439
Avery Dennison Corp.	142,232	14,959,962
Axalta Coating Systems Ltd. *	356,917	10,885,968
Bemis Co., Inc.	146,377	7,213,459
Berry Global Group, Inc. *	212,784	10,156,180
CF Industries Holdings, Inc.	378,432	19,659,542
Crown Holdings, Inc. *	216,395	9,263,870
Eagle Materials, Inc.	77,738	7,177,550
FMC Corp.	218,166	18,642,285
Graphic Packaging Holding Co.	503,277	7,156,599
Huntsman Corp.	340,637	10,386,022
International Flavors & Fragrances, Inc.	127,379	16,596,210
NewMarket Corp.	14,869	5,963,064
Olin Corp.	270,729	8,319,502
Owens-Illinois, Inc. *	261,704	4,624,310
Packaging Corp. of America	152,502	16,763,020
Reliance Steel & Aluminum Co.	116,913	10,275,484
Royal Gold, Inc.	105,812	8,069,223
RPM International, Inc.	215,780	14,565,150
Sealed Air Corp.	261,168	10,475,448
Silgan Holdings, Inc.	120,588	3,286,023
Sonoco Products Co.	161,307	9,039,644
Steel Dynamics, Inc.	382,687	17,500,276
The Chemours Co.	288,099	12,561,116
The Mosaic Co.	567,835	17,756,200
The Scotts Miracle-Gro Co., Class A	62,369	4,660,212
Security	Number of Shares	Value ($)
Valvoline, Inc.	315,252	6,784,223
W.R. Grace & Co.	108,499	7,666,539
Westlake Chemical Corp.	59,015	5,581,049
		327,634,830

Media 2.4%
Altice USA, Inc., Class A	187,079	3,352,456
AMC Networks, Inc., Class A *	73,933	4,643,732
Cable One, Inc.	7,642	6,402,009
Cinemark Holdings, Inc.	171,407	6,396,909
Discovery, Inc., Class A *(a)	252,130	7,016,778
Discovery, Inc., Class C *	554,600	14,219,944
GCI Liberty, Inc., Class A *	163,189	8,009,316
Liberty Latin America Ltd., Class A *	80,021	1,577,214
Liberty Latin America Ltd., Class C *	182,841	3,589,169
Liberty Media Corp. - Liberty Formula One, Class A *	40,826	1,428,094
Liberty Media Corp. - Liberty Formula One, Class C *	328,322	12,134,781
Lions Gate Entertainment Corp., Class A	105,952	2,491,991
Lions Gate Entertainment Corp., Class B	181,281	4,069,759
Live Nation Entertainment, Inc. *	219,733	10,916,335
News Corp., Class A	619,789	8,100,642
News Corp., Class B	199,529	2,713,594
TEGNA, Inc.	349,713	4,070,659
The Interpublic Group of Cos., Inc.	623,719	14,563,839
The Madison Square Garden Co., Class A *	26,860	8,110,108
Tribune Media Co., Class A	117,249	4,325,316
		128,132,645

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
ACADIA Pharmaceuticals, Inc. *	158,311	2,251,182
Akorn, Inc. *	152,927	2,399,425
Alkermes plc *	250,924	11,251,432
Alnylam Pharmaceuticals, Inc. *	134,551	16,505,371
Bio-Rad Laboratories, Inc., Class A *	32,668	10,626,900
Bio-Techne Corp.	60,913	11,705,651
Bluebird Bio, Inc. *	86,585	14,572,256
Bruker Corp.	163,584	5,820,319
Catalent, Inc. *	232,171	9,704,748
Charles River Laboratories International, Inc. *	77,372	9,556,216
Exact Sciences Corp. *	197,887	14,819,757
Exelixis, Inc. *	456,606	8,579,627
Ionis Pharmaceuticals, Inc. *	222,418	10,162,278
Jazz Pharmaceuticals plc *	97,292	16,629,149
Neurocrine Biosciences, Inc. *	145,854	17,932,749
OPKO Health, Inc. *(a)	580,241	3,435,027
PerkinElmer, Inc.	178,908	16,536,467
PRA Health Sciences, Inc. *	93,363	9,859,133
Seattle Genetics, Inc. *	171,744	13,183,069
Syneos Health, Inc. *	98,193	4,894,921
TESARO, Inc. *	61,694	2,001,970
United Therapeutics Corp. *	70,390	8,657,266
		221,084,913

Real Estate 10.1%
Alexandria Real Estate Equities, Inc.	167,055	21,441,509
American Campus Communities, Inc.	221,490	9,287,076
American Homes 4 Rent, Class A	422,434	9,800,469
Apartment Investment & Management Co., Class A	254,341	11,140,136
Brixmor Property Group, Inc.	489,310	8,915,228

48
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Camden Property Trust	150,515	14,307,956
Colony Capital, Inc.	799,964	4,903,779
CubeSmart	294,276	8,990,132
CyrusOne, Inc.	160,439	10,742,995
DDR Corp.	246,500	3,448,535
Douglas Emmett, Inc.	258,409	10,093,456
Duke Realty Corp.	576,210	16,416,223
EPR Properties	105,128	7,377,883
Equity Commonwealth *	195,598	6,270,872
Equity LifeStyle Properties, Inc.	143,435	13,895,983
Extra Space Storage, Inc.	204,625	18,868,471
Forest City Realty Trust, Inc., Class A	432,180	10,869,327
Gaming & Leisure Properties, Inc.	326,053	11,669,437
Gramercy Property Trust	259,205	7,089,257
Healthcare Realty Trust, Inc.	202,383	6,265,778
Healthcare Trust of America, Inc., Class A	332,209	9,491,211
Highwoods Properties, Inc.	167,101	8,311,604
Hospitality Properties Trust	265,474	7,696,091
Hudson Pacific Properties, Inc.	253,151	8,566,630
Invitation Homes, Inc.	462,333	10,804,722
Iron Mountain, Inc.	456,709	16,487,195
Jones Lang LaSalle, Inc.	73,584	11,223,032
Kilroy Realty Corp.	160,468	11,736,630
Kimco Realty Corp.	687,756	11,767,505
Lamar Advertising Co., Class A	135,876	10,469,246
Liberty Property Trust	238,837	10,449,119
Life Storage, Inc.	75,509	7,369,678
Medical Properties Trust, Inc.	590,688	8,889,854
National Retail Properties, Inc.	248,350	11,446,452
Omega Healthcare Investors, Inc.	320,898	10,605,679
Outfront Media, Inc.	224,461	4,460,040
Paramount Group, Inc.	328,357	5,214,309
Park Hotels & Resorts, Inc.	325,102	10,874,662
Rayonier, Inc.	210,596	7,335,059
Realogy Holdings Corp.	203,837	4,360,073
Regency Centers Corp.	238,883	15,773,444
Retail Properties of America, Inc., Class A	353,260	4,497,000
Retail Value, Inc. *	24,514	875,640
RLJ Lodging Trust	284,210	6,227,041
Senior Housing Properties Trust	384,725	7,352,095
Spirit Realty Capital, Inc.	694,636	5,814,103
STORE Capital Corp.	279,497	8,052,309
Sun Communities, Inc.	129,626	13,374,811
Taubman Centers, Inc.	98,935	6,392,190
The Howard Hughes Corp. *	62,598	8,160,901
The Macerich Co.	176,229	10,351,691
UDR, Inc.	432,192	17,274,714
Uniti Group, Inc.	267,418	5,567,643
VEREIT, Inc.	1,562,372	12,217,749
VICI Properties, Inc.	113,029	2,363,436
Weingarten Realty Investors	193,458	5,983,656
WP Carey, Inc.	173,257	11,535,451
		541,167,167

Retailing 3.6%
Advance Auto Parts, Inc.	120,068	19,694,754
AutoNation, Inc. *	96,070	4,356,775
Bed Bath & Beyond, Inc.	227,544	4,082,139
Burlington Stores, Inc. *	109,654	18,441,610
Dick's Sporting Goods, Inc.	125,526	4,699,693
Floor & Decor Holdings, Inc., Class A *	71,378	2,623,855
Foot Locker, Inc.	190,043	9,369,120
Kohl's Corp.	272,377	21,547,745
LKQ Corp. *	502,516	17,346,852
Macy's, Inc.	496,938	18,163,084
Nordstrom, Inc.	189,873	11,933,518
Penske Automotive Group, Inc.	57,487	3,025,541
Security	Number of Shares	Value ($)
Pool Corp.	65,476	10,755,088
Signet Jewelers Ltd.	95,070	6,103,494
The Michaels Cos., Inc. *	180,367	3,064,435
Tractor Supply Co.	197,547	17,439,449
TripAdvisor, Inc. *	172,870	9,388,570
Williams-Sonoma, Inc.	123,943	8,704,517
		190,740,239

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	1,334,013	33,577,107
Cypress Semiconductor Corp.	579,611	9,975,105
First Solar, Inc. *	132,055	6,877,424
Marvell Technology Group Ltd.	943,657	19,514,827
MKS Instruments, Inc.	88,646	8,235,214
Monolithic Power Systems, Inc.	62,902	9,427,123
ON Semiconductor Corp. *	691,848	14,764,036
Qorvo, Inc. *	205,082	16,425,017
Teradyne, Inc.	309,570	12,751,188
Universal Display Corp.	67,591	8,273,139
		139,820,180

Software & Services 13.9%
Akamai Technologies, Inc. *	275,671	20,713,919
ANSYS, Inc. *	136,153	25,321,735
Aspen Technology, Inc. *	115,294	13,300,316
Black Knight, Inc. *	226,939	12,118,543
Booz Allen Hamilton Holding Corp.	234,872	12,016,052
Broadridge Financial Solutions, Inc.	190,906	25,799,037
Cadence Design Systems, Inc. *	455,894	21,445,254
CDK Global, Inc.	199,310	12,420,999
Ceridian HCM Holding, Inc. *	34,991	1,347,154
DocuSign, Inc. *	34,102	2,129,329
EPAM Systems, Inc. *	81,999	11,720,117
Euronet Worldwide, Inc. *	82,725	8,090,505
Fair Isaac Corp. *	48,286	11,153,100
First Data Corp., Class A *	897,266	23,077,682
Fortinet, Inc. *	233,840	19,586,438
Gartner, Inc. *	147,290	22,058,150
Genpact Ltd.	242,932	7,443,436
GoDaddy, Inc., Class A *	267,826	21,817,106
GrubHub, Inc. *	146,021	21,043,086
Guidewire Software, Inc. *	129,135	12,987,107
IAC/InterActiveCorp *	125,771	24,802,041
Jack Henry & Associates, Inc.	125,130	19,825,597
Leidos Holdings, Inc.	230,882	16,339,519
LogMeIn, Inc.	84,436	7,257,274
Manhattan Associates, Inc. *	108,286	6,279,505
MAXIMUS, Inc.	105,786	7,034,769
Nuance Communications, Inc. *	441,708	7,208,675
Perspecta, Inc.	229,904	5,347,567
PTC, Inc. *	186,637	18,652,502
Sabre Corp.	409,305	10,686,954
Snap, Inc., Class A *(a)	410,664	4,476,238
Splunk, Inc. *	234,999	30,115,122
Square, Inc., Class A *	469,782	41,641,476
SS&C Technologies Holdings, Inc.	323,568	19,200,525
Synopsys, Inc. *	241,439	24,660,579
Tableau Software, Inc., Class A *	110,049	12,310,081
Take-Two Interactive Software, Inc. *	185,416	24,764,161
Teradata Corp. *	194,349	8,059,653
The Ultimate Software Group, Inc. *	47,023	14,561,612
Total System Services, Inc.	268,896	26,120,557
Tyler Technologies, Inc. *	57,680	14,244,076
VeriSign, Inc. *	155,388	24,646,091
WEX, Inc. *	65,003	12,364,871
Worldpay, Inc., Class A *	481,709	46,913,640

49
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Zillow Group, Inc., Class A *	78,525	3,777,052
Zillow Group, Inc., Class C *	192,452	9,362,790
		746,241,992

Technology Hardware & Equipment 4.3%
ARRIS International plc *	282,840	7,328,384
Arrow Electronics, Inc. *	141,097	10,939,250
Avnet, Inc.	190,189	9,205,148
CDW Corp.	245,688	21,512,441
Cognex Corp.	278,902	15,004,928
Coherent, Inc. *	40,233	7,668,410
CommScope Holding Co., Inc. *	310,352	9,835,055
Dolby Laboratories, Inc., Class A	100,528	7,056,060
F5 Networks, Inc. *	98,801	18,685,245
FLIR Systems, Inc.	222,935	13,986,942
IPG Photonics Corp. *	61,028	10,709,194
Jabil, Inc.	278,684	8,237,899
Keysight Technologies, Inc. *	302,411	19,623,450
National Instruments Corp.	173,865	8,302,054
NCR Corp. *	192,940	5,481,425
SYNNEX Corp.	47,097	4,566,996
Trimble, Inc. *	404,263	17,019,472
Ubiquiti Networks, Inc. (a)	34,530	3,097,686
ViaSat, Inc. *	88,520	5,560,826
Xerox Corp.	345,804	9,634,100
Zebra Technologies Corp., Class A *	86,456	14,847,954
		228,302,919

Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	150,027	4,506,811
Zayo Group Holdings, Inc. *	302,615	10,488,636
		14,995,447

Transportation 2.6%
Alaska Air Group, Inc.	200,245	13,514,535
AMERCO	10,831	4,060,433
Avis Budget Group, Inc. *	114,956	3,576,281
Expeditors International of Washington, Inc.	283,381	20,766,160
Genesee & Wyoming, Inc., Class A *	97,237	8,546,160
J.B. Hunt Transport Services, Inc.	138,340	16,704,555
JetBlue Airways Corp. *	512,997	9,787,983
Kirby Corp. *	86,852	7,582,180
Landstar System, Inc.	68,192	7,896,633
Macquarie Infrastructure Corp.	128,776	6,057,623
Old Dominion Freight Line, Inc.	110,340	16,815,816
Ryder System, Inc.	85,450	6,565,978
XPO Logistics, Inc. *	170,564	18,165,066
		140,039,403

Utilities 4.1%
AES Corp.	1,068,523	14,382,320
Alliant Energy Corp.	375,049	16,067,099
Aqua America, Inc.	287,841	10,701,928
Atmos Energy Corp.	179,464	16,551,965
Evergy, Inc.	439,150	25,053,507
IDACORP, Inc.	81,149	7,940,430
MDU Resources Group, Inc.	316,390	8,824,117
National Fuel Gas Co.	138,792	7,707,120
NiSource, Inc.	546,243	14,786,798
NRG Energy, Inc.	485,492	17,181,562
OGE Energy Corp.	322,523	11,878,522
Pinnacle West Capital Corp.	181,631	14,267,115
Portland General Electric Co.	143,696	6,667,494
Security	Number of Shares	Value ($)
SCANA Corp.	230,208	8,826,175
UGI Corp.	279,974	15,132,595
Vectren Corp.	134,522	9,577,966
Vistra Energy Corp. *	601,814	14,166,702
		219,713,415
Total Common Stock
(Cost $4,189,974,230)		5,354,349,559

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (b)	2,657,001	2,657,001

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.87% (b)	17,910,580	17,910,580
Total Other Investment Companies
(Cost $20,567,581)		20,567,581

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/21/18	18	3,682,080	57,548
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,408,601.
(b)	The rate shown is the 7-day yield.

50
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	276,113	4,889,961
Cooper Tire & Rubber Co.	141,510	4,082,563
Cooper-Standard Holding, Inc. *	45,482	6,296,073
Dana, Inc.	407,996	7,984,482
Delphi Technologies plc	248,149	8,742,289
Dorman Products, Inc. *	82,304	6,664,978
Fox Factory Holding Corp. *	105,180	6,947,139
Gentex Corp.	761,388	17,801,251
Gentherm, Inc. *	103,058	5,070,454
Horizon Global Corp. *(a)	68,694	533,065
LCI Industries	70,188	6,523,975
Modine Manufacturing Co. *	137,801	2,321,947
Motorcar Parts of America, Inc. *	53,088	1,408,955
Standard Motor Products, Inc.	56,797	2,883,584
Stoneridge, Inc. *	73,667	2,204,853
Superior Industries International, Inc.	61,621	1,337,176
Tenneco, Inc.	141,307	6,046,527
Thor Industries, Inc.	136,589	13,036,054
Tower International, Inc.	57,301	1,936,774
Visteon Corp. *	82,564	9,114,240
Winnebago Industries, Inc.	79,562	2,939,816
		118,766,156

Banks 10.6%
1st Source Corp.	46,355	2,595,416
Access National Corp.	39,478	1,071,433
Ameris Bancorp	111,063	5,514,278
Arrow Financial Corp.	40,902	1,609,494
Associated Banc-Corp.	472,197	12,867,368
Banc of California, Inc.	117,356	2,364,723
BancFirst Corp.	48,236	3,077,457
BancorpSouth Bank	228,224	7,942,195
Bank of Hawaii Corp.	118,416	9,843,922
Bank OZK	339,504	13,736,332
BankUnited, Inc.	295,102	11,447,007
Banner Corp.	88,803	5,712,697
Beneficial Bancorp, Inc.	207,092	3,644,819
Berkshire Hills Bancorp, Inc.	101,176	4,274,686
Bofl Holding, Inc. *	152,247	5,669,678
Boston Private Financial Holdings, Inc.	231,459	3,344,583
Bridge Bancorp, Inc.	52,714	1,844,990
Bridgewater Bancshares, Inc. *	13,345	171,617
Brookline Bancorp, Inc.	219,852	3,990,314
Bryn Mawr Bank Corp.	51,565	2,516,372
Byline Bancorp, Inc. *	42,858	978,448
Cadence BanCorp	172,254	4,866,175
Camden National Corp.	43,837	2,005,104
Capitol Federal Financial, Inc.	388,275	5,129,113
Carolina Financial Corp.	57,368	2,360,693
Cathay General Bancorp	213,418	9,027,581
CBTX, Inc.	5,762	210,716
CenterState Banks Corp.	198,165	6,067,812
Central Pacific Financial Corp.	80,112	2,269,573
Security	Number of Shares	Value ($)
Chemical Financial Corp.	198,277	11,325,582
City Holding Co.	43,005	3,486,845
CoBiz Financial, Inc.	106,989	2,466,096
Columbia Banking System, Inc.	202,363	8,549,837
Columbia Financial, Inc. *	140,466	2,378,089
Commerce Bancshares, Inc.	261,680	18,594,981
Community Bank System, Inc.	142,098	9,396,941
Community Trust Bancorp, Inc.	48,930	2,417,142
ConnectOne Bancorp, Inc.	83,088	2,048,119
Customers Bancorp, Inc. *	84,265	2,081,346
CVB Financial Corp.	286,038	6,879,214
Dime Community Bancshares, Inc.	87,025	1,579,504
Eagle Bancorp, Inc. *	86,881	4,678,542
Enterprise Financial Services Corp.	64,705	3,642,892
Essent Group Ltd. *	229,763	9,962,524
F.N.B. Corp.	903,467	12,151,631
FB Financial Corp.	44,995	1,978,880
FCB Financial Holdings, Inc., Class A *	129,692	6,718,046
Federal Agricultural Mortgage Corp., Class C	27,346	2,107,556
Fidelity Southern Corp.	59,784	1,452,751
Financial Institutions, Inc.	42,059	1,358,506
First Bancorp (North Carolina)	83,195	3,470,895
First BanCorp (Puerto Rico) *	515,612	4,511,605
First Busey Corp.	116,724	3,741,004
First Citizens BancShares, Inc., Class A	24,082	11,439,191
First Commonwealth Financial Corp.	277,546	4,648,895
First Community Bancshares, Inc.	41,775	1,402,387
First Financial Bancorp	274,298	8,612,957
First Financial Bankshares, Inc.	189,001	11,415,660
First Financial Corp.	31,625	1,627,106
First Foundation, Inc. *	76,473	1,237,333
First Hawaiian, Inc.	251,412	7,288,434
First Horizon National Corp.	915,236	16,858,647
First Interstate BancSystem, Inc., Class A	55,064	2,557,723
First Merchants Corp.	116,570	5,609,348
First Midwest Bancorp, Inc.	284,705	7,738,282
Flagstar Bancorp, Inc. *	80,974	2,676,191
Flushing Financial Corp.	77,955	2,020,594
Fulton Financial Corp.	485,683	8,839,431
German American Bancorp, Inc.	59,707	2,244,386
Glacier Bancorp, Inc.	220,687	10,080,982
Great Southern Bancorp, Inc.	32,530	1,929,029
Great Western Bancorp, Inc.	164,982	7,183,316
Green Bancorp, Inc.	71,340	1,712,160
Guaranty Bancorp	66,986	2,093,313
Hancock Whitney Corp.	237,683	12,252,559
Hanmi Financial Corp.	91,277	2,382,330
HarborOne Bancorp, Inc. *	91,523	1,803,918
Heartland Financial USA, Inc.	79,586	4,838,829
Heritage Commerce Corp.	107,661	1,705,350
Heritage Financial Corp.	80,491	2,921,823
Hilltop Holdings, Inc.	207,089	4,297,097
Home BancShares, Inc.	439,731	10,294,103
HomeStreet, Inc. *	78,059	2,298,838
HomeTrust Bancshares, Inc. *	48,724	1,403,251
Hope Bancorp, Inc.	359,318	6,291,658
Horizon Bancorp, Inc.	101,199	2,067,496
IBERIABANK Corp.	158,385	13,724,060

51
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Independent Bank Corp.	76,464	6,965,870
Independent Bank Group, Inc.	50,101	3,469,494
International Bancshares Corp.	151,454	7,095,620
Investors Bancorp, Inc.	693,407	8,875,610
Kearny Financial Corp.	281,638	3,858,441
Lakeland Bancorp, Inc.	123,670	2,386,831
Lakeland Financial Corp.	70,888	3,492,652
LegacyTexas Financial Group, Inc.	118,620	5,488,547
LendingTree, Inc. *	21,643	5,483,254
Live Oak Bancshares, Inc.	68,171	2,062,173
Luther Burbank Corp.	39,303	448,054
MB Financial, Inc.	235,560	11,415,238
Mercantile Bank Corp.	44,046	1,559,669
Merchants Bancorp	16,667	435,175
Meridian Bancorp, Inc.	152,115	2,722,859
Meta Financial Group, Inc.	25,090	2,172,794
MGIC Investment Corp. *	1,036,343	13,182,283
Midland States Bancorp, Inc.	46,101	1,587,257
National Bank Holdings Corp., Class A	74,183	2,978,447
National Commerce Corp. *	40,762	1,793,528
NBT Bancorp, Inc.	121,314	4,910,791
Nicolet Bankshares, Inc. *	21,094	1,167,764
NMI Holdings, Inc., Class A *	158,811	3,430,318
Northfield Bancorp, Inc.	134,740	2,193,567
Northwest Bancshares, Inc.	286,901	5,227,336
OceanFirst Financial Corp.	102,711	2,999,161
Ocwen Financial Corp. *	297,918	1,245,297
OFG Bancorp	127,823	2,070,733
Old National Bancorp	370,397	7,519,059
Opus Bank	48,842	1,384,671
Origin Bancorp, Inc.	14,438	585,028
Oritani Financial Corp.	110,375	1,788,075
Pacific Premier Bancorp, Inc. *	107,537	4,253,088
PacWest Bancorp	349,090	17,625,554
Park National Corp.	36,127	3,979,389
Peapack Gladstone Financial Corp.	47,301	1,580,326
Peoples Bancorp, Inc.	53,714	1,926,184
Peoples Financial Services Corp.	17,037	783,361
PHH Corp. *	92,299	1,001,444
Pinnacle Financial Partners, Inc.	206,831	13,350,941
Popular, Inc.	285,152	14,354,552
Preferred Bank	38,083	2,331,060
Prosperity Bancshares, Inc.	194,296	14,541,113
Provident Financial Services, Inc.	168,734	4,257,159
QCR Holdings, Inc.	35,499	1,544,207
Radian Group, Inc.	597,770	12,152,664
Renasant Corp.	119,385	5,574,086
Republic Bancorp, Inc., Class A	26,153	1,271,297
S&T Bancorp, Inc.	96,929	4,522,707
Sandy Spring Bancorp, Inc.	94,696	3,693,144
Seacoast Banking Corp. of Florida *	130,677	4,132,007
ServisFirst Bancshares, Inc.	125,678	5,416,722
Simmons First National Corp., Class A	216,570	6,843,612
South State Corp.	102,626	8,461,514
Southside Bancshares, Inc.	75,284	2,680,110
State Bank Financial Corp.	107,156	3,491,142
Sterling Bancorp	630,963	14,417,505
Sterling Bancorp, Inc.	42,166	516,534
Stock Yards Bancorp, Inc.	59,127	2,288,215
Synovus Financial Corp.	331,700	16,604,902
TCF Financial Corp.	468,165	11,867,983
Texas Capital Bancshares, Inc. *	138,645	12,325,540
The Bancorp, Inc. *	154,353	1,548,161
The First of Long Island Corp.	65,221	1,421,818
Tompkins Financial Corp.	34,112	2,997,421
Towne Bank	177,999	5,802,767
TriCo Bancshares	73,634	2,862,890
TriState Capital Holdings, Inc. *	66,071	1,965,612
Security	Number of Shares	Value ($)
Triumph Bancorp, Inc. *	66,254	2,812,482
TrustCo Bank Corp.	264,290	2,444,683
Trustmark Corp.	188,711	6,695,466
UMB Financial Corp.	122,776	9,237,666
Umpqua Holdings Corp.	609,010	13,032,814
Union Bankshares Corp.	151,034	6,283,014
United Bankshares, Inc.	292,090	11,508,346
United Community Banks, Inc.	203,360	6,169,942
United Financial Bancorp, Inc.	145,455	2,584,735
Univest Corp. of Pennsylvania	82,539	2,352,362
Valley National Bancorp	742,655	8,948,993
Veritex Holdings, Inc. *	49,535	1,516,762
Walker & Dunlop, Inc.	78,727	4,290,621
Washington Federal, Inc.	233,351	7,957,269
Washington Trust Bancorp, Inc.	42,393	2,543,580
Waterstone Financial, Inc.	79,642	1,345,950
Webster Financial Corp.	256,318	16,758,071
WesBanco, Inc.	151,678	7,485,309
Westamerica Bancorp	73,554	4,709,663
Western Alliance Bancorp *	272,378	15,702,592
Wintrust Financial Corp.	155,727	13,789,626
WMIH Corp. *	901,281	1,360,934
WSFS Financial Corp.	88,037	4,296,206
		938,839,214

Capital Goods 9.7%
AAON, Inc.	112,781	4,556,352
AAR Corp.	89,182	4,162,124
Actuant Corp., Class A	168,043	4,948,866
Advanced Drainage Systems, Inc.	111,397	3,492,296
AECOM *	444,066	14,938,380
Aegion Corp. *	87,567	2,185,672
Aerojet Rocketdyne Holdings, Inc. *	211,527	7,426,713
Aerovironment, Inc. *	59,328	5,218,491
Air Lease Corp.	267,932	12,381,138
Aircastle Ltd.	149,783	3,133,460
Alamo Group, Inc.	26,486	2,524,116
Albany International Corp., Class A	80,845	6,237,192
Altra Industrial Motion Corp. (a)	81,720	3,191,166
Ameresco, Inc., Class A *	49,204	706,077
American Railcar Industries, Inc.	20,622	944,900
American Woodmark Corp. *	39,622	3,365,889
Apogee Enterprises, Inc.	78,422	3,859,931
Applied Industrial Technologies, Inc.	108,051	8,325,330
Argan, Inc.	40,681	1,619,104
Armstrong Flooring, Inc. *	58,764	1,028,958
Armstrong World Industries, Inc. *	143,333	10,004,643
Astec Industries, Inc.	53,794	2,617,078
Astronics Corp. *	60,563	2,635,096
Atkore International Group, Inc. *	110,049	3,013,142
Axon Enterprise, Inc. *	159,296	10,873,545
AZZ, Inc.	72,739	3,909,721
Babcock & Wilcox Enterprises, Inc. *	453,242	634,539
Barnes Group, Inc.	134,776	9,172,855
Beacon Roofing Supply, Inc. *	187,505	6,952,685
BMC Stock Holdings, Inc. *	166,264	3,740,940
Briggs & Stratton Corp.	120,372	2,426,700
Builders FirstSource, Inc. *	320,198	5,001,493
BWX Technologies, Inc.	276,967	16,983,616
CAI International, Inc. *	43,346	1,169,909
Chart Industries, Inc. *	85,153	6,433,309
CIRCOR International, Inc.	54,812	2,486,272
Columbus McKinnon Corp.	57,893	2,462,189
Comfort Systems USA, Inc.	104,062	5,973,159
Continental Building Products, Inc. *	102,805	3,834,626
Crane Co.	141,124	12,881,799
CSW Industrials, Inc. *	44,021	2,465,176

52
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Cubic Corp.	70,403	5,329,507
Curtiss-Wright Corp.	122,883	16,460,178
Douglas Dynamics, Inc.	62,599	2,867,034
DXP Enterprises, Inc. *	42,687	1,958,906
Dycom Industries, Inc. *	87,110	7,309,400
EMCOR Group, Inc.	162,526	13,018,333
Encore Wire Corp.	58,562	2,942,741
Energy Recovery, Inc. *(a)	93,551	906,509
EnerSys	116,378	9,658,210
Engility Holdings, Inc. *	50,967	1,769,065
EnPro Industries, Inc.	57,941	4,349,631
ESCO Technologies, Inc.	73,028	4,940,344
Esterline Technologies Corp. *	71,852	6,175,679
Evoqua Water Technologies Corp. *	157,137	3,045,315
Federal Signal Corp.	166,170	4,325,405
Foundation Building Materials, Inc. *	35,108	484,841
Franklin Electric Co., Inc.	107,484	5,255,968
Gardner Denver Holdings, Inc. *	200,645	5,610,034
Gates Industrial Corp. plc *	110,532	2,014,998
GATX Corp.	105,267	8,889,798
Generac Holdings, Inc. *	171,739	9,529,797
Gibraltar Industries, Inc. *	88,654	4,024,892
Global Brass & Copper Holdings, Inc.	62,191	2,397,463
GMS, Inc. *	87,190	2,166,672
Graham Corp.	28,542	793,753
Granite Construction, Inc.	125,640	5,739,235
Great Lakes Dredge & Dock Corp. *	177,630	972,524
Griffon Corp.	95,892	1,750,029
H&E Equipment Services, Inc.	87,139	3,033,309
Harsco Corp. *	225,187	6,361,533
Herc Holdings, Inc. *	79,951	4,203,824
Hexcel Corp.	248,416	16,425,266
Hillenbrand, Inc.	174,285	8,914,678
Hyster-Yale Materials Handling, Inc.	26,526	1,636,654
Insteel Industries, Inc.	50,303	1,929,120
ITT, Inc.	242,925	14,359,297
JELD-WEN Holding, Inc. *	188,915	4,594,413
John Bean Technologies Corp.	88,389	10,456,419
Kadant, Inc.	30,791	3,111,431
Kaman Corp.	77,589	5,059,579
KBR, Inc.	391,203	8,207,439
Kennametal, Inc.	228,247	9,321,607
KLX, Inc. *	141,925	10,479,742
Kratos Defense & Security Solutions, Inc. *	236,064	3,153,815
L.B. Foster Co., Class A *	27,256	620,074
Lindsay Corp.	30,029	2,875,877
Lydall, Inc. *	46,464	1,988,659
Masonite International Corp. *	78,004	5,222,368
MasTec, Inc. *	182,161	7,978,652
Mercury Systems, Inc. *	135,262	7,373,132
Meritor, Inc. *	241,178	5,223,915
Milacron Holdings Corp. *	141,778	3,005,694
Moog, Inc., Class A	89,321	7,048,320
MRC Global, Inc. *	250,084	5,154,231
MSC Industrial Direct Co., Inc., Class A	128,087	10,948,877
Mueller Industries, Inc.	161,420	5,160,597
Mueller Water Products, Inc., Class A	442,398	5,118,545
MYR Group, Inc. *	45,370	1,577,515
National Presto Industries, Inc.	14,379	1,906,655
Navistar International Corp. *	182,433	7,948,606
NCI Building Systems, Inc. *	113,580	1,919,502
Nexeo Solutions, Inc. *	153,354	1,535,074
NN, Inc.	79,393	1,587,860
NOW, Inc. *	302,853	5,206,043
nVent Electric plc	451,749	12,689,629
Omega Flex, Inc.	14,704	1,304,980
Oshkosh Corp.	205,660	14,449,672
Security	Number of Shares	Value ($)
Park-Ohio Holdings Corp.	22,704	941,081
Patrick Industries, Inc. *	64,558	4,131,712
PGT Innovations, Inc. *	139,817	3,397,553
Plug Power, Inc. *(a)	619,662	1,220,734
Powell Industries, Inc.	25,173	985,523
Preformed Line Products Co.	7,986	652,456
Primoris Services Corp.	112,638	2,822,708
Proto Labs, Inc. *	69,743	10,841,549
Quanex Building Products Corp.	98,179	1,610,136
Raven Industries, Inc.	99,790	4,829,836
RBC Bearings, Inc. *	67,517	10,114,722
Regal Beloit Corp.	122,365	10,241,950
REV Group, Inc. (a)	75,668	1,287,113
Rexnord Corp. *	290,974	8,446,975
Rush Enterprises, Inc., Class A	84,979	3,650,698
Rush Enterprises, Inc., Class B	12,579	557,250
Simpson Manufacturing Co., Inc.	114,720	8,807,054
SiteOne Landscape Supply, Inc. *	112,312	10,149,635
SPX Corp. *	120,501	4,095,829
SPX FLOW, Inc. *	118,299	5,671,254
Standex International Corp.	35,831	3,866,165
Sun Hydraulics Corp.	79,885	4,021,411
Sunrun, Inc. *	188,732	2,476,164
Systemax, Inc.	38,749	1,414,339
Teledyne Technologies, Inc. *	99,184	23,532,396
Tennant Co.	50,188	3,841,891
Terex Corp.	201,548	7,809,985
The Gorman-Rupp Co.	53,026	1,943,933
The Greenbrier Cos., Inc.	77,371	4,487,518
The KeyW Holding Corp. *	130,716	1,112,393
The Manitowoc Co., Inc. *	98,898	2,293,445
The Timken Co.	189,854	9,236,397
Thermon Group Holdings, Inc. *	90,385	2,422,318
Titan International, Inc.	141,414	1,057,777
Titan Machinery, Inc. *	52,468	947,572
TPI Composites, Inc. *	37,515	1,051,545
Trex Co., Inc. *	164,354	13,920,784
TriMas Corp. *	128,297	3,938,718
Triton International Ltd.	132,109	4,991,078
Triumph Group, Inc.	140,654	2,925,603
Tutor Perini Corp. *	111,900	2,277,165
Univar, Inc. *	316,272	8,798,687
Universal Forest Products, Inc.	170,100	6,371,946
USG Corp. *	245,758	10,592,170
Valmont Industries, Inc.	62,903	8,831,581
Veritiv Corp. *	29,764	1,421,231
Vivint Solar, Inc. *	66,179	347,440
Wabash National Corp.	163,612	2,984,283
Watsco, Inc.	89,170	15,603,858
Watts Water Technologies, Inc., Class A	77,792	6,413,950
Welbilt, Inc. *	390,243	8,636,078
Wesco Aircraft Holdings, Inc. *	168,538	2,047,737
WESCO International, Inc. *	131,033	8,012,668
Willscot Corp. *	105,756	1,845,442
Woodward, Inc.	154,331	12,432,905
		862,061,852

Commercial & Professional Services 2.9%
ABM Industries, Inc.	181,892	5,769,614
Acacia Research Corp. *	132,733	517,659
ACCO Brands Corp.	300,602	3,727,465
Advanced Disposal Services, Inc. *	115,766	3,088,637
ASGN, Inc. *	137,691	12,748,810
Barrett Business Services, Inc.	19,829	1,487,770
Brady Corp., Class A	134,727	5,449,707
Casella Waste Systems, Inc., Class A *	104,864	2,976,040
CBIZ, Inc. *	153,959	3,679,620

53
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Clean Harbors, Inc. *	142,689	9,787,039
Covanta Holding Corp.	364,409	6,431,819
Deluxe Corp.	134,027	7,937,079
Ennis, Inc.	72,775	1,586,495
Essendant, Inc.	103,493	1,493,404
Exponent, Inc.	145,366	7,609,910
Forrester Research, Inc.	27,955	1,375,386
Franklin Covey Co. *	34,725	888,960
FTI Consulting, Inc. *	104,773	7,985,798
GP Strategies Corp. *	50,447	961,015
Healthcare Services Group, Inc.	206,025	8,490,290
Heidrick & Struggles International, Inc.	53,190	2,350,998
Heritage-Crystal Clean, Inc. *	37,124	864,989
Herman Miller, Inc.	165,293	6,330,722
HNI Corp.	120,639	5,320,180
Huron Consulting Group, Inc. *	64,157	3,175,771
ICF International, Inc.	52,652	4,299,036
InnerWorkings, Inc. *	117,311	917,372
Insperity, Inc.	103,629	12,419,936
Interface, Inc.	167,182	3,937,136
Kelly Services, Inc., Class A	87,256	2,199,724
Kforce, Inc.	65,009	2,733,628
Kimball International, Inc., Class B	98,249	1,716,410
Knoll, Inc.	139,027	3,272,696
Korn/Ferry International	156,548	10,509,067
LSC Communications, Inc.	89,757	1,097,728
Matthews International Corp., Class A	89,058	4,622,110
McGrath RentCorp	66,763	3,872,254
Mistras Group, Inc. *	44,328	1,011,122
Mobile Mini, Inc.	123,667	5,305,314
MSA Safety, Inc.	95,155	9,619,219
Multi-Color Corp.	37,726	2,329,580
Navigant Consulting, Inc. *	124,770	2,980,755
NL Industries, Inc. *	27,794	219,573
PICO Holdings, Inc. *	66,967	800,256
Pitney Bowes, Inc.	520,404	3,778,133
Quad/Graphics, Inc.	87,075	1,982,698
R.R. Donnelley & Sons Co.	207,537	1,050,137
Resources Connection, Inc.	81,682	1,351,837
SP Plus Corp. *	62,582	2,434,440
Steelcase, Inc., Class A	235,473	3,437,906
Team, Inc. *	83,465	1,944,734
Tetra Tech, Inc.	154,085	10,755,133
The Brink's Co.	141,160	10,601,116
TriNet Group, Inc. *	114,948	6,789,978
TrueBlue, Inc. *	113,190	3,316,467
UniFirst Corp.	42,691	7,906,373
US Ecology, Inc.	60,729	4,418,035
Viad Corp.	57,371	3,534,054
VSE Corp.	25,593	987,378
WageWorks, Inc. *	111,528	5,966,748
		256,153,260

Consumer Durables & Apparel 2.3%
Acushnet Holdings Corp.	113,989	3,083,402
American Outdoor Brands Corp. *	147,640	2,071,389
Beazer Homes USA, Inc. *	88,477	1,133,390
Brunswick Corp.	242,208	16,087,455
Callaway Golf Co.	264,077	6,023,596
Cavco Industries, Inc. *	23,832	5,848,373
Century Communities, Inc. *	66,948	1,958,229
Columbia Sportswear Co.	82,152	7,451,186
Crocs, Inc. *	190,986	3,945,771
Deckers Outdoor Corp. *	84,180	10,256,491
Ethan Allen Interiors, Inc.	70,882	1,577,125
Fossil Group, Inc. *	122,514	2,777,392
G-III Apparel Group Ltd. *	116,252	5,287,141
Security	Number of Shares	Value ($)
GoPro, Inc., Class A *	308,234	1,975,780
Helen of Troy Ltd. *	74,218	8,828,231
Hovnanian Enterprises, Inc., Class A *	348,085	543,013
Iconix Brand Group, Inc. *	199,204	69,721
Installed Building Products, Inc. *	59,166	2,754,177
iRobot Corp. *(a)	77,821	8,832,684
Johnson Outdoors, Inc., Class A	15,857	1,605,997
KB Home	237,232	5,895,215
La-Z-Boy, Inc.	130,417	4,336,365
LGI Homes, Inc. *	50,808	2,926,541
Libbey, Inc.	67,108	659,672
M.D.C Holdings, Inc.	125,154	3,967,382
M/I Homes, Inc. *	79,505	2,059,975
Malibu Boats, Inc., Class A *	55,955	2,697,591
Marine Products Corp.	24,757	486,228
Meritage Homes Corp. *	106,968	4,615,669
Movado Group, Inc.	44,314	1,887,776
Nautilus, Inc. *	82,473	1,208,229
Oxford Industries, Inc.	47,445	4,416,655
Perry Ellis International, Inc. *	35,327	972,552
Roku, Inc. *	124,068	7,380,805
Skechers U.S.A., Inc., Class A *	378,395	11,155,085
Steven Madden Ltd.	145,275	8,447,741
Sturm Ruger & Co., Inc.	47,969	3,139,571
Taylor Morrison Home Corp., Class A *	309,411	6,021,138
Tempur Sealy International, Inc. *	129,508	7,173,448
TopBuild Corp. *	98,402	6,128,477
TRI Pointe Group, Inc. *	418,378	6,062,297
Tupperware Brands Corp.	141,192	4,591,564
Unifi, Inc. *	46,861	1,490,648
Universal Electronics, Inc. *	38,832	1,677,542
Vera Bradley, Inc. *	52,822	774,371
Vista Outdoor, Inc. *	155,782	2,877,294
William Lyon Homes, Class A *	77,145	1,509,728
Wolverine World Wide, Inc.	263,609	10,328,201
		206,998,303

Consumer Services 4.0%
Adtalem Global Education, Inc. *	166,717	7,977,409
American Public Education, Inc. *	47,132	1,637,837
Ascent Capital Group, Inc., Class A *	34,625	70,981
BBX Capital Corp.	189,342	1,406,811
Belmond Ltd., Class A *	234,058	3,920,472
Biglari Holdings, Inc., Class A *	236	226,116
Biglari Holdings, Inc., Class B *	3,246	641,247
BJ's Restaurants, Inc.	50,312	3,808,618
Bloomin' Brands, Inc.	257,985	4,979,111
Bojangles', Inc. *	44,683	652,372
Boyd Gaming Corp.	230,155	8,382,245
Bridgepoint Education, Inc. *	79,585	935,920
Bright Horizons Family Solutions, Inc. *	162,814	19,444,876
Brinker International, Inc.	122,128	5,407,828
Caesars Entertainment Corp. *	382,825	3,904,815
Career Education Corp. *	182,396	2,909,216
Carriage Services, Inc.	41,495	944,841
Carrols Restaurant Group, Inc. *	92,599	1,463,064
Chegg, Inc. *	231,593	7,498,981
Choice Hotels International, Inc.	100,952	7,879,304
Churchill Downs, Inc.	31,540	8,913,204
Chuy's Holdings, Inc. *	48,341	1,399,472
Cracker Barrel Old Country Store, Inc. (a)	66,664	9,938,936
Dave & Buster's Entertainment, Inc. *	111,830	6,505,151
Del Frisco's Restaurant Group, Inc. *	87,996	831,562
Denny's Corp. *	178,160	2,684,871
Dine Brands Global, Inc.	50,728	4,231,730
Drive Shack, Inc. *	153,679	952,810
El Pollo Loco Holdings, Inc. *	55,199	656,868

54
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Eldorado Resorts, Inc. *	168,155	8,079,848
Empire Resorts, Inc. *	8,143	101,380
Extended Stay America, Inc.	533,626	10,768,573
Fiesta Restaurant Group, Inc. *	75,733	2,177,324
Graham Holdings Co., Class B	12,277	6,907,654
Grand Canyon Education, Inc. *	134,626	16,039,342
Hilton Grand Vacations, Inc. *	267,771	8,745,401
Houghton Mifflin Harcourt Co. *	286,387	1,847,196
Hyatt Hotels Corp., Class A	120,506	9,322,344
ILG, Inc.	294,349	10,046,131
International Speedway Corp., Class A	68,303	3,015,578
Jack in the Box, Inc.	78,356	7,102,188
K12, Inc. *	107,290	1,776,722
Laureate Education, Inc., Class A *	148,826	2,376,751
Marriott Vacations Worldwide Corp.	65,960	7,849,240
Monarch Casino & Resort, Inc. *	33,337	1,568,506
Noodles & Co. *	112,048	1,378,190
Papa John's International, Inc.	66,510	3,067,441
Penn National Gaming, Inc. *	237,011	8,167,399
Pinnacle Entertainment, Inc. *	155,330	5,318,499
Planet Fitness, Inc., Class A *	244,834	12,577,123
Playa Hotels & Resorts N.V. *	176,537	1,823,627
PlayAGS, Inc. *	63,126	2,022,557
Potbelly Corp. *	67,708	917,443
Red Robin Gourmet Burgers, Inc. *	34,548	1,426,832
Red Rock Resorts, Inc., Class A	192,218	6,273,996
Regis Corp. *	96,619	2,066,680
Ruth's Hospitality Group, Inc.	77,593	2,389,864
Scientific Games Corp., Class A *	148,970	4,513,791
SeaWorld Entertainment, Inc. *	183,228	5,372,245
Shake Shack, Inc., Class A *	55,615	3,361,927
Six Flags Entertainment Corp.	216,807	14,645,313
Sonic Corp.	105,474	3,782,298
Sotheby's *	103,087	4,950,238
Speedway Motorsports, Inc.	30,860	552,085
Strategic Education, Inc.	57,439	7,970,810
Texas Roadhouse, Inc.	183,115	12,625,779
The Cheesecake Factory, Inc.	119,047	6,329,729
The Habit Restaurants, Inc., Class A *	55,289	915,033
The Wendy's Co.	498,685	8,801,790
Weight Watchers International, Inc. *	102,666	7,689,683
Wingstop, Inc.	82,570	5,528,062
Zoe's Kitchen, Inc. *(a)	50,891	697,207
		353,096,487

Diversified Financials 4.0%
AG Mortgage Investment Trust, Inc.	79,217	1,489,280
Anworth Mortgage Asset Corp.	273,603	1,335,183
Apollo Commercial Real Estate Finance, Inc.	308,974	6,003,365
Arbor Realty Trust, Inc.	174,128	2,134,809
Arlington Asset Investment Corp., Class A (a)	80,650	820,210
ARMOUR Residential REIT, Inc.	118,975	2,798,292
Artisan Partners Asset Management, Inc., Class A	132,407	4,389,292
BGC Partners, Inc., Class A	743,814	9,238,170
Blackstone Mortgage Trust, Inc., Class A	318,460	10,846,748
Blucora, Inc. *	130,821	4,735,720
Cannae Holdings, Inc. *	180,469	3,508,317
Capstead Mortgage Corp.	249,303	2,094,145
Chimera Investment Corp.	518,190	9,653,880
Cohen & Steers, Inc.	57,453	2,388,321
Cowen, Inc., Class A *	75,475	1,147,220
Credit Acceptance Corp. *	35,555	16,238,324
Curo Group Holdings Corp. *	19,372	597,820
Diamond Hill Investment Group, Inc.	9,095	1,697,036
Security	Number of Shares	Value ($)
Donnelley Financial Solutions, Inc. *	95,962	2,004,646
Dynex Capital, Inc.	173,512	1,112,212
Encore Capital Group, Inc. *	67,009	2,596,599
Enova International, Inc. *	93,511	3,104,565
Evercore, Inc., Class A	112,994	11,994,313
Exantas Capital Corp.	91,427	1,083,410
EZCORP, Inc., Class A *	142,908	1,586,279
Federated Investors, Inc., Class B	266,232	6,165,933
FGL Holdings *	413,438	3,601,045
FirstCash, Inc.	126,032	10,246,402
GAMCO Investors, Inc., Class A	12,168	314,543
Granite Point Mortgage Trust, Inc.	120,826	2,312,610
Green Dot Corp., Class A *	130,786	11,204,437
Greenhill & Co., Inc.	64,078	1,762,145
Hamilton Lane, Inc., Class A	45,680	2,228,270
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	140,269	3,024,200
Houlihan Lokey, Inc.	92,579	4,353,990
Interactive Brokers Group, Inc., Class A	208,872	12,983,483
INTL FCStone, Inc. *	43,281	2,413,349
Invesco Mortgage Capital, Inc.	306,998	4,982,577
Investment Technology Group, Inc.	91,892	2,010,597
KKR Real Estate Finance Trust, Inc.	77,403	1,640,944
Ladder Capital Corp., Class A	270,738	4,702,719
Ladenburg Thalmann Financial Services, Inc.	300,449	1,036,549
Legg Mason, Inc.	238,237	7,432,994
LendingClub Corp. *	1,062,415	3,835,318
LPL Financial Holdings, Inc.	247,296	16,380,887
MFA Financial, Inc.	1,247,858	9,558,592
Moelis & Co., Class A	120,694	7,006,287
Morningstar, Inc.	50,953	7,251,631
MTGE Investment Corp.	123,671	2,423,952
Navient Corp.	740,919	10,106,135
Nelnet, Inc., Class A	52,814	3,044,727
New Residential Investment Corp.	935,507	17,372,365
New York Mortgage Trust, Inc.	380,955	2,438,112
On Deck Capital, Inc. *	119,312	980,745
OneMain Holdings, Inc. *	198,635	7,289,904
PennyMac Mortgage Investment Trust	168,581	3,368,248
Piper Jaffray Cos.	40,422	3,112,494
PJT Partners, Inc., Class A	51,818	3,001,299
PRA Group, Inc. *	126,268	4,615,095
Pzena Investment Management, Inc., Class A	52,188	473,867
Redwood Trust, Inc.	230,951	3,921,548
Safeguard Scientifics, Inc. *	59,936	617,341
SLM Corp. *	1,211,808	14,202,390
Stifel Financial Corp.	198,184	11,072,540
TPG RE Finance Trust, Inc.	122,806	2,535,944
Two Harbors Investment Corp.	694,161	10,842,795
Virtu Financial, Inc., Class A	175,797	3,832,375
Virtus Investment Partners, Inc.	20,425	2,634,825
Waddell & Reed Financial, Inc., Class A	229,853	4,601,657
Western Asset Mortgage Capital Corp.	120,726	1,343,680
Westwood Holdings Group, Inc.	22,099	1,271,355
WisdomTree Investments, Inc.	317,900	2,613,138
World Acceptance Corp. *	17,036	2,020,640
		350,784,829

Energy 4.7%
Alta Mesa Resources, Inc. *	298,690	1,415,791
Apergy Corp. *	216,307	9,781,403
Arch Coal, Inc., Class A	58,178	5,158,643
Archrock, Inc.	365,000	4,617,250
Bonanza Creek Energy, Inc. *	56,016	1,736,496
Bristow Group, Inc. *	88,604	971,100

55
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
C&J Energy Services, Inc. *	176,009	3,687,389
Cactus, Inc., Class A *	101,519	3,469,919
California Resources Corp. *	119,952	4,982,806
Callon Petroleum Co. *	624,003	7,051,234
CARBO Ceramics, Inc. *(a)	58,066	502,271
Carrizo Oil & Gas, Inc. *	241,985	5,860,877
Centennial Resource Development, Inc., Class A *	482,041	9,288,930
Chesapeake Energy Corp. *	2,532,501	11,218,979
Clean Energy Fuels Corp. *	368,899	1,014,472
Cloud Peak Energy, Inc. *	232,928	549,710
CNX Resources Corp. *	541,469	8,631,016
CONSOL Energy, Inc. *	71,726	3,077,045
Contango Oil & Gas Co. *	64,990	443,882
Covia Holdings Corp. *	87,542	991,851
CVR Energy, Inc.	81,107	3,086,121
Delek US Holdings, Inc.	211,002	11,499,609
Denbury Resources, Inc. *	1,107,218	6,167,204
Diamond Offshore Drilling, Inc. *(a)	177,938	3,099,680
Dril-Quip, Inc. *	105,879	5,574,529
Eclipse Resources Corp. *	239,630	342,671
Energy XXI Gulf Coast, Inc. *	91,906	831,749
Ensco plc, Class A	1,219,094	8,338,603
EP Energy Corp., Class A *(a)	104,775	183,356
Era Group, Inc. *	56,058	669,333
Evolution Petroleum Corp.	81,089	814,944
Exterran Corp. *	89,477	2,450,775
Extraction Oil & Gas, Inc. *	355,062	4,100,966
Forum Energy Technologies, Inc. *	204,455	2,443,237
Frank's International N.V. *	175,938	1,553,533
FTS International, Inc. *	54,654	602,834
Geospace Technologies Corp. *	39,659	560,382
Green Plains, Inc.	105,878	1,879,334
Gulf Island Fabrication, Inc.	38,786	366,528
Gulfport Energy Corp. *	436,277	5,130,618
Halcon Resources Corp. *(a)	439,471	2,012,777
Helix Energy Solutions Group, Inc. *	394,892	3,696,189
HighPoint Resources Corp. *	290,037	1,598,104
International Seaways, Inc. *	81,724	1,676,976
Isramco, Inc. *	2,737	319,408
Jagged Peak Energy, Inc. *(a)	87,381	1,154,303
Keane Group, Inc. *	145,939	1,792,131
Kosmos Energy Ltd. *	659,375	5,960,750
Laredo Petroleum, Inc. *	354,827	2,941,516
Liberty Oilfield Services, Inc., Class A *(a)	21,831	428,761
Mammoth Energy Services, Inc.	28,683	788,209
Matador Resources Co. *	288,954	9,460,354
Matrix Service Co. *	72,719	1,519,827
McDermott International, Inc. *	504,200	9,751,228
Nabors Industries Ltd.	977,789	6,032,958
NACCO Industries, Inc., Class A	12,311	432,732
Natural Gas Services Group, Inc. *	37,017	818,076
NCS Multistage Holdings, Inc. *	29,862	485,855
Newpark Resources, Inc. *	245,900	2,581,950
NextDecade Corp. *(a)	43,246	293,640
Nine Energy Service, Inc. *	18,472	553,791
Noble Corp. plc *	687,533	4,193,951
Oasis Petroleum, Inc. *	745,070	10,028,642
Oceaneering International, Inc. *	274,609	7,763,196
Oil States International, Inc. *	167,108	5,656,606
Overseas Shipholding Group, Inc., Class A *	118,023	404,819
Par Pacific Holdings, Inc. *	71,891	1,460,106
Parker Drilling Co. *	24,710	97,357
Patterson-UTI Energy, Inc.	612,165	10,486,386
PBF Energy, Inc., Class A	329,154	17,089,676
PDC Energy, Inc. *	182,935	9,638,845
Peabody Energy Corp.	281,232	11,617,694
Security	Number of Shares	Value ($)
Penn Virginia Corp. *	37,240	3,312,126
Pioneer Energy Services Corp. *	202,019	646,461
ProPetro Holding Corp. *	199,044	3,029,450
QEP Resources, Inc. *	666,326	6,643,270
Resolute Energy Corp. *(a)	59,022	1,945,365
REX American Resources Corp. *	16,648	1,341,496
RigNet, Inc. *	39,784	648,479
Ring Energy, Inc. *	149,322	1,762,000
Rowan Cos. plc, Class A *	314,242	4,411,958
RPC, Inc.	166,516	2,277,939
Sanchez Energy Corp. *(a)	231,549	608,974
SandRidge Energy, Inc. *	98,706	1,565,477
SEACOR Holdings, Inc. *	46,533	2,394,123
SEACOR Marine Holdings, Inc. *	44,443	910,193
SemGroup Corp., Class A	183,986	4,452,461
SM Energy Co.	286,568	8,622,831
Smart Sand, Inc. *(a)	65,181	324,601
Southwestern Energy Co. *	1,425,475	8,011,169
SRC Energy, Inc. *	681,316	6,343,052
Superior Energy Services, Inc. *	420,614	3,785,526
Talos Energy, Inc. *	53,865	1,859,420
Tellurian, Inc. *(a)	258,668	2,501,320
TETRA Technologies, Inc. *	356,206	1,634,986
Tidewater, Inc. *	66,618	2,131,776
Transocean Ltd. *	1,222,061	14,799,159
Ultra Petroleum Corp. *	547,933	717,792
Unit Corp. *	151,221	3,975,600
US Silica Holdings, Inc.	215,077	4,557,482
W&T Offshore, Inc. *	259,937	1,759,773
Whiting Petroleum Corp. *	251,772	12,817,712
WildHorse Resource Development Corp. *	57,803	1,256,637
World Fuel Services Corp.	188,532	5,284,552
WPX Energy, Inc. *	1,099,335	20,964,318
		414,181,361

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	39,595	1,423,440
Natural Grocers by Vitamin Cottage, Inc. *	28,048	544,412
Performance Food Group Co. *	235,924	7,809,084
PriceSmart, Inc.	62,648	5,440,979
Rite Aid Corp. *(a)	3,013,119	4,127,973
Smart & Final Stores, Inc. *	75,262	526,834
SpartanNash Co.	99,372	2,121,592
Sprouts Farmers Market, Inc. *	338,512	8,960,413
SUPERVALU, Inc. *	105,608	3,410,082
The Andersons, Inc.	73,705	3,010,849
The Chefs' Warehouse, Inc. *	57,980	1,704,612
United Natural Foods, Inc. *	139,061	4,938,056
Village Super Market, Inc., Class A	23,776	693,784
Weis Markets, Inc.	46,198	2,152,365
		46,864,475

Food, Beverage & Tobacco 1.1%
Alico, Inc.	18,899	610,438
B&G Foods, Inc. (a)	186,343	5,953,659
Cal-Maine Foods, Inc.	83,692	4,138,569
Calavo Growers, Inc.	43,790	4,635,171
Coca-Cola Bottling Co. Consolidated	12,905	2,188,172
Darling Ingredients, Inc. *	458,449	9,068,121
Dean Foods Co.	254,059	1,935,930
Farmer Brothers Co. *	31,058	900,682
Flowers Foods, Inc.	516,387	10,405,198
Fresh Del Monte Produce, Inc.	95,257	3,566,422
Freshpet, Inc. *	66,867	2,484,109

56
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Hostess Brands, Inc. *	221,571	2,605,675
J&J Snack Foods Corp.	41,766	6,076,953
John B Sanfilippo & Son, Inc.	23,740	1,734,682
Lancaster Colony Corp.	54,669	8,543,125
Landec Corp. *	75,482	1,015,233
Limoneira Co.	39,249	1,210,832
MGP Ingredients, Inc.	35,680	2,751,285
National Beverage Corp. *	32,198	3,794,212
Sanderson Farms, Inc.	56,185	5,942,126
Seaboard Corp.	739	2,723,052
Seneca Foods Corp., Class A *	15,466	499,552
Seneca Foods Corp., Class B *	3,346	106,068
The Boston Beer Co., Inc., Class A *	24,185	7,331,683
Tootsie Roll Industries, Inc. (a)	53,324	1,535,731
Universal Corp.	68,158	4,075,848
Vector Group Ltd.	295,462	4,588,525
		100,421,053

Health Care Equipment & Services 6.5%
AAC Holdings, Inc. *(a)	29,942	265,286
Acadia Healthcare Co., Inc. *	229,133	9,515,894
Accuray, Inc. *	231,763	927,052
Aceto Corp.	84,328	279,969
Allscripts Healthcare Solutions, Inc. *	499,365	7,295,723
Amedisys, Inc. *	80,721	10,090,932
American Renal Associates Holdings, Inc. *	36,501	801,197
AMN Healthcare Services, Inc. *	133,860	7,804,038
AngioDynamics, Inc. *	102,196	2,291,234
Anika Therapeutics, Inc. *	42,237	1,748,189
Antares Pharma, Inc. *	387,288	1,371,000
athenahealth, Inc. *	112,412	17,300,207
AtriCure, Inc. *	90,763	3,135,862
Atrion Corp.	4,256	2,787,893
Avanos Medical, Inc. *	131,571	9,486,269
AxoGen, Inc. *	89,169	3,910,061
BioScrip, Inc. *	346,716	1,005,476
BioTelemetry, Inc. *	86,832	5,366,218
Brookdale Senior Living, Inc. *	523,388	5,192,009
Cantel Medical Corp.	97,954	9,501,538
Capital Senior Living Corp. *	84,298	747,723
Cardiovascular Systems, Inc. *	90,912	3,502,839
Castlight Health, Inc., Class B *	204,356	613,068
Cerus Corp. *	363,268	2,826,225
Chemed Corp.	44,140	14,281,056
Civitas Solutions, Inc. *	39,023	624,368
Community Health Systems, Inc. *	334,189	1,296,653
Computer Programs & Systems, Inc.	30,819	841,359
CONMED Corp.	69,385	5,580,636
CorVel Corp. *	26,785	1,592,368
CryoLife, Inc. *	91,209	3,164,952
Diplomat Pharmacy, Inc. *	134,376	2,776,208
Encompass Health Corp.	275,324	22,463,685
Endologix, Inc. *	234,538	539,437
Evolent Health, Inc., Class A *	173,999	4,436,975
GenMark Diagnostics, Inc. *	154,554	1,322,982
Glaukos Corp. *	87,614	5,990,169
Globus Medical, Inc., Class A *	203,772	10,854,934
Haemonetics Corp. *	145,336	16,225,311
HealthEquity, Inc. *	146,300	13,782,923
HealthStream, Inc.	73,863	2,343,673
Heska Corp. *	18,342	1,962,594
Hill-Rom Holdings, Inc.	184,800	17,975,496
HMS Holdings Corp. *	233,384	7,479,957
ICU Medical, Inc. *	42,504	13,006,224
Inogen, Inc. *	48,561	12,864,295
Inovalon Holdings, Inc., Class A *(a)	178,255	1,960,805
Security	Number of Shares	Value ($)
Inspire Medical Systems, Inc. *	21,161	1,163,643
Insulet Corp. *	163,489	17,046,998
Integer Holdings Corp. *	79,863	6,381,054
Integra LifeSciences Holdings Corp. *	196,511	11,686,509
Invacare Corp.	92,339	1,403,553
iRhythm Technologies, Inc. *	52,298	4,868,421
K2M Group Holdings, Inc. *	112,308	3,070,501
Lantheus Holdings, Inc. *	80,990	1,303,939
LeMaitre Vascular, Inc.	42,446	1,592,149
LHC Group, Inc. *	81,279	8,040,932
LifePoint Health, Inc. *	107,401	6,916,624
LivaNova plc *	121,808	15,292,994
Magellan Health, Inc. *	68,725	5,051,288
Masimo Corp. *	133,013	15,680,903
Medidata Solutions, Inc. *	163,968	13,934,001
Meridian Bioscience, Inc.	116,363	1,826,899
Merit Medical Systems, Inc. *	150,137	8,835,562
Molina Healthcare, Inc. *	132,399	18,271,062
National HealthCare Corp.	30,000	2,312,100
National Research Corp.	30,369	1,188,946
Natus Medical, Inc. *	93,183	3,475,726
Neogen Corp. *	142,938	13,356,127
Nevro Corp. *	78,448	5,288,964
NuVasive, Inc. *	142,335	9,990,494
NxStage Medical, Inc. *	187,126	5,303,151
Omnicell, Inc. *	108,177	7,437,169
OraSure Technologies, Inc. *	167,853	2,687,327
Orthofix Medical, Inc. *	52,937	2,835,306
Owens & Minor, Inc.	173,637	2,948,356
Patterson Cos., Inc.	227,060	5,120,203
Penumbra, Inc. *	83,606	11,608,693
Premier, Inc., Class A *	144,477	6,390,218
Quality Systems, Inc. *	132,951	3,043,248
Quidel Corp. *	88,867	6,832,095
R1 RCM, Inc. *	233,036	2,323,369
SeaSpine Holdings Corp. *	33,919	522,353
Select Medical Holdings Corp. *	297,784	5,896,123
Senseonics Holdings, Inc. *(a)	243,988	995,471
Surgery Partners, Inc. *	51,734	897,585
Surmodics, Inc. *	37,352	2,941,470
Tactile Systems Technology, Inc. *	41,882	2,834,155
Teladoc Health, Inc. *	193,049	14,970,950
Tenet Healthcare Corp. *	227,194	7,660,982
The Ensign Group, Inc.	136,415	5,329,734
The Providence Service Corp. *	30,015	2,015,207
Tivity Health, Inc. *	96,806	3,330,126
Triple-S Management Corp., Class B *	62,120	1,352,352
US Physical Therapy, Inc.	35,213	4,410,428
Varex Imaging Corp. *	105,051	3,298,601
Vocera Communications, Inc. *	83,043	2,753,706
Wright Medical Group N.V. *	292,930	8,489,111
		573,339,840

Household & Personal Products 0.7%
Avon Products, Inc. *	1,213,632	2,427,264
Central Garden & Pet Co. *	28,896	1,147,171
Central Garden & Pet Co., Class A *	110,720	4,022,458
elf Beauty, Inc. *(a)	64,693	898,586
Energizer Holdings, Inc.	166,070	10,560,391
Inter Parfums, Inc.	47,920	3,129,176
Medifast, Inc.	29,284	6,698,715
Natural Health Trends Corp.	19,460	515,106
Nu Skin Enterprises, Inc., Class A	154,660	12,310,936
Revlon, Inc., Class A *(a)	29,894	650,194
Spectrum Brands Holdings, Inc.	131,616	11,430,850

57
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
USANA Health Sciences, Inc. *	31,005	4,091,110
WD-40 Co.	39,007	6,921,792
		64,803,749

Insurance 2.8%
Ambac Financial Group, Inc. *	129,522	2,736,800
American Equity Investment Life Holding Co.	248,907	9,231,961
American National Insurance Co.	23,820	3,057,059
AMERISAFE, Inc.	52,607	3,356,327
AmTrust Financial Services, Inc.	259,699	3,776,023
Argo Group International Holdings Ltd.	93,586	5,961,428
Aspen Insurance Holdings Ltd.	165,920	6,827,608
Assured Guaranty Ltd.	310,743	12,659,670
Citizens, Inc. *(a)	123,226	1,035,098
CNO Financial Group, Inc.	467,786	10,108,855
Crawford & Co., Class A	46,170	393,830
Crawford & Co., Class B	26,205	228,508
Donegal Group, Inc., Class A	33,748	487,659
eHealth, Inc. *	46,525	1,358,065
EMC Insurance Group, Inc.	24,469	628,364
Employers Holdings, Inc.	89,604	4,108,343
Enstar Group Ltd. *	31,769	6,782,681
FBL Financial Group, Inc., Class A	27,267	2,218,170
First American Financial Corp.	310,084	17,631,376
Genworth Financial, Inc., Class A *	1,389,340	6,460,431
Global Indemnity Ltd.	19,910	785,051
Greenlight Capital Re Ltd., Class A *	81,909	1,052,531
Health Insurance Innovations, Inc., Class A *	34,139	1,805,953
Horace Mann Educators Corp.	113,899	5,273,524
James River Group Holdings Ltd.	82,880	3,393,936
Kemper Corp.	172,835	14,060,127
Kinsale Capital Group, Inc.	55,714	3,385,740
Maiden Holdings Ltd.	200,327	761,243
MBIA, Inc. *(a)	257,644	2,646,004
Mercury General Corp.	100,620	5,423,418
National General Holdings Corp.	172,026	4,698,030
National Western Life Group, Inc., Class A	6,090	1,985,035
NI Holdings, Inc. *	27,745	468,336
Old Republic International Corp.	700,648	15,540,373
Primerica, Inc.	122,719	15,002,398
ProAssurance Corp.	148,492	7,179,588
RLI Corp.	108,900	8,382,033
Safety Insurance Group, Inc.	42,468	4,106,656
Selective Insurance Group, Inc.	163,327	10,485,593
State Auto Financial Corp.	46,009	1,444,223
Stewart Information Services Corp.	66,345	2,970,929
The Hanover Insurance Group, Inc.	118,805	14,552,424
The Navigators Group, Inc.	62,838	4,398,660
Third Point Reinsurance Ltd. *	233,262	3,125,711
Trupanion, Inc. *(a)	60,200	2,299,038
United Fire Group, Inc.	60,153	2,979,378
United Insurance Holdings Corp.	55,916	1,164,730
Universal Insurance Holdings, Inc.	90,723	4,046,246
White Mountains Insurance Group Ltd.	8,410	7,804,059
		250,269,223

Materials 4.6%
AdvanSix, Inc. *	86,608	2,930,815
AK Steel Holding Corp. *	869,214	3,859,310
Allegheny Technologies, Inc. *	349,940	9,458,878
American Vanguard Corp.	73,952	1,619,549
AptarGroup, Inc.	173,697	18,187,813
Balchem Corp.	89,340	9,906,913
Security	Number of Shares	Value ($)
Bemis Co., Inc.	253,820	12,508,250
Boise Cascade Co.	107,302	4,689,097
Cabot Corp.	172,922	11,226,096
Carpenter Technology Corp.	130,763	7,802,628
Century Aluminum Co. *	139,812	1,764,427
Chase Corp.	19,750	2,448,012
Clearwater Paper Corp. *	45,828	1,331,303
Cleveland-Cliffs, Inc. *	829,791	8,339,400
Coeur Mining, Inc. *	513,839	2,918,606
Commercial Metals Co.	327,000	7,063,200
Compass Minerals International, Inc.	93,998	5,879,575
Domtar Corp.	174,414	8,877,673
Eagle Materials, Inc.	134,051	12,376,929
Ferro Corp. *	234,849	5,154,936
Flotek Industries, Inc. *	172,405	429,288
Forterra, Inc. *(a)	55,728	471,459
FutureFuel Corp.	65,911	977,460
GCP Applied Technologies, Inc. *	198,828	5,010,466
Graphic Packaging Holding Co.	859,708	12,225,048
Greif, Inc., Class A	73,170	4,037,521
Greif, Inc., Class B	9,915	563,668
H.B. Fuller Co.	141,052	8,038,553
Hawkins, Inc.	25,942	1,071,405
Haynes International, Inc.	34,039	1,341,137
Hecla Mining Co.	1,318,718	3,745,159
Ingevity Corp. *	117,278	11,846,251
Innophos Holdings, Inc.	52,955	2,314,663
Innospec, Inc.	67,113	5,207,969
Kaiser Aluminum Corp.	46,884	5,138,018
KapStone Paper & Packaging Corp.	242,564	8,332,073
KMG Chemicals, Inc.	34,115	2,643,230
Koppers Holdings, Inc. *	59,274	2,101,263
Kraton Corp. *	89,411	4,204,999
Kronos Worldwide, Inc.	61,246	1,232,882
Loop Industries, Inc. *(a)	35,059	346,383
Louisiana-Pacific Corp.	405,601	11,827,325
LSB Industries, Inc. *	57,454	500,999
Materion Corp.	55,627	3,549,003
McEwen Mining, Inc. (a)	689,875	1,359,054
Mercer International, Inc.	134,597	2,382,367
Minerals Technologies, Inc.	99,220	6,662,623
Myers Industries, Inc.	74,557	1,658,893
Neenah, Inc.	47,162	4,303,532
Olin Corp.	466,027	14,321,010
OMNOVA Solutions, Inc. *	129,357	1,170,681
Owens-Illinois, Inc. *	450,180	7,954,681
P.H. Glatfelter Co.	121,542	2,337,253
Platform Specialty Products Corp. *	602,938	7,994,958
PolyOne Corp.	222,297	9,394,271
PQ Group Holdings, Inc. *	82,530	1,469,034
Quaker Chemical Corp.	36,644	6,601,050
Ramaco Resources, Inc. *(a)	16,370	130,141
Rayonier Advanced Materials, Inc.	144,713	3,024,502
Resolute Forest Products, Inc. *	248,930	3,422,787
Schnitzer Steel Industries, Inc., Class A	75,610	1,992,323
Schweitzer-Mauduit International, Inc.	85,052	3,460,766
Sensient Technologies Corp.	117,860	8,370,417
Silgan Holdings, Inc.	205,111	5,589,275
Stepan Co.	56,085	5,003,343
Summit Materials, Inc., Class A *	309,305	6,578,917
SunCoke Energy, Inc. *	173,283	1,933,838
The Scotts Miracle-Gro Co., Class A	106,920	7,989,062
TimkenSteel Corp. *	112,667	1,578,465
Tredegar Corp.	72,181	1,584,373
Trinseo S.A.	120,447	9,292,486
Tronox Ltd., Class A	260,608	4,219,243
United States Lime & Minerals, Inc.	5,054	383,548
United States Steel Corp.	491,745	14,594,992

58
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
US Concrete, Inc. *	43,857	2,113,907
Valhi, Inc.	78,833	260,149
Valvoline, Inc.	545,985	11,749,597
Venator Materials plc *	133,108	1,607,945
Warrior Met Coal, Inc.	119,230	2,867,481
Worthington Industries, Inc.	119,912	5,585,501
		406,442,097

Media 1.8%
AMC Entertainment Holdings, Inc., Class A	142,629	2,717,082
AMC Networks, Inc., Class A *	128,279	8,057,204
Cable One, Inc.	13,053	10,935,020
Central European Media Enterprises Ltd., Class A *	239,813	911,289
Cinemark Holdings, Inc.	297,507	11,102,961
Clear Channel Outdoor Holdings, Inc., Class A	103,008	468,686
Emerald Expositions Events, Inc.	66,262	1,035,012
Entercom Communications Corp., Class A	378,971	2,974,922
Entravision Communications Corp., Class A	193,491	1,015,828
Gannett Co., Inc.	318,211	3,271,209
Global Eagle Entertainment, Inc. *(a)	190,804	507,539
Gray Television, Inc. *	212,370	3,705,857
Hemisphere Media Group, Inc. *	50,684	694,371
John Wiley & Sons, Inc., Class A	126,874	8,189,717
Liberty Latin America Ltd., Class A *	134,308	2,647,211
Liberty Latin America Ltd., Class C *	322,917	6,338,861
Liberty Media Corp. - Liberty Braves, Class A *	23,109	616,548
Liberty Media Corp. - Liberty Braves, Class C *	95,808	2,545,619
Loral Space & Communications, Inc. *	36,378	1,613,364
Meredith Corp.	111,412	5,754,430
MSG Networks, Inc., Class A *	171,514	4,167,790
National CineMedia, Inc.	165,917	1,509,845
New Media Investment Group, Inc.	164,494	2,615,455
Nexstar Media Group, Inc., Class A	127,039	10,417,198
Scholastic Corp.	75,751	3,184,572
Sinclair Broadcast Group, Inc., Class A	213,050	6,167,797
TEGNA, Inc.	596,590	6,944,308
The E.W. Scripps Co., Class A	154,785	2,270,696
The Madison Square Garden Co., Class A *	46,079	13,913,093
The Marcus Corp.	54,197	2,200,398
The New York Times Co., Class A	356,353	8,303,025
Tribune Media Co., Class A	202,710	7,477,972
tronc, Inc. *	64,145	1,058,393
WideOpenWest, Inc. *	55,416	645,596
World Wrestling Entertainment, Inc., Class A	111,529	9,748,750
		155,727,618

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
ACADIA Pharmaceuticals, Inc. *	271,782	3,864,740
Accelerate Diagnostics, Inc. *(a)	73,795	1,815,357
Acceleron Pharma, Inc. *	108,291	5,849,880
Achaogen, Inc. *(a)	100,000	529,000
Achillion Pharmaceuticals, Inc. *	405,434	1,398,747
Aclaris Therapeutics, Inc. *	68,057	1,083,467
Acorda Therapeutics, Inc. *	131,900	3,798,720
Aduro Biotech, Inc. *	89,828	664,727
Advaxis, Inc. *	133,190	193,126
Security	Number of Shares	Value ($)
Aerie Pharmaceuticals, Inc. *	108,202	6,638,193
Agenus, Inc. *	226,861	501,363
Agios Pharmaceuticals, Inc. *	138,106	11,147,916
Aimmune Therapeutics, Inc. *	108,824	3,037,278
Akcea Therapeutics, Inc. *(a)	44,414	1,172,974
Akebia Therapeutics, Inc. *	146,260	1,200,795
Akorn, Inc. *	259,782	4,075,980
Alder Biopharmaceuticals, Inc. *	168,590	3,051,479
AMAG Pharmaceuticals, Inc. *	98,281	2,398,056
Amicus Therapeutics, Inc. *	524,166	7,065,758
Amneal Pharmaceuticals, Inc. *	209,063	4,829,355
Amphastar Pharmaceuticals, Inc. *	103,468	1,963,823
AnaptysBio, Inc. *	40,265	3,569,090
ANI Pharmaceuticals, Inc. *	25,376	1,476,883
Apellis Pharmaceuticals, Inc. *	96,325	1,864,852
Arcus Biosciences, Inc. *(a)	24,090	346,896
Arena Pharmaceuticals, Inc. *	139,190	5,406,140
Array BioPharma, Inc. *	587,375	9,145,429
Arrowhead Pharmaceuticals, Inc. *	248,512	3,668,037
Assertio Therapeutics, Inc. *	177,132	1,130,102
Atara Biotherapeutics, Inc. *	122,279	5,007,325
Athenex, Inc. *	105,753	1,737,522
Bellicum Pharmaceuticals, Inc. *	126,210	912,498
Bio-Rad Laboratories, Inc., Class A *	56,403	18,347,896
Bio-Techne Corp.	104,608	20,102,519
BioCryst Pharmaceuticals, Inc. *	300,715	2,153,119
Biohaven Pharmaceutical Holding Co., Ltd. *	75,951	2,875,505
Bluebird Bio, Inc. *	148,859	25,052,970
Blueprint Medicines Corp. *	107,814	8,266,099
Bruker Corp.	280,385	9,976,098
Cambrex Corp. *	91,797	6,187,118
Catalent, Inc. *	399,116	16,683,049
Celldex Therapeutics, Inc. *	403,454	202,534
Charles River Laboratories International, Inc. *	133,759	16,520,574
Chimerix, Inc. *	149,579	596,820
Clovis Oncology, Inc. *	145,431	5,199,158
Coherus Biosciences, Inc. *	139,615	2,813,242
Corcept Therapeutics, Inc. *	263,997	3,965,235
Cytokinetics, Inc. *	139,968	1,105,747
CytomX Therapeutics, Inc. *	120,106	2,701,184
Deciphera Pharmaceuticals, Inc. *	39,729	1,469,576
Denali Therapeutics, Inc. *(a)	41,662	817,825
Dermira, Inc. *	99,036	942,823
Dynavax Technologies Corp. *	152,908	2,117,776
Eagle Pharmaceuticals, Inc. *	23,932	1,654,419
Editas Medicine, Inc. *	107,684	3,535,266
Eloxx Pharmaceuticals, Inc. *	57,425	1,052,026
Emergent BioSolutions, Inc. *	98,429	6,102,598
Enanta Pharmaceuticals, Inc. *	40,052	3,641,928
Endo International plc *	559,934	9,602,868
Enzo Biochem, Inc. *	116,434	534,432
Epizyme, Inc. *	144,030	1,699,554
Esperion Therapeutics, Inc. *	57,121	2,826,918
Evelo Biosciences, Inc. *	13,045	175,716
Exact Sciences Corp. *	339,314	25,411,225
FibroGen, Inc. *	216,999	13,269,489
Five Prime Therapeutics, Inc. *	95,587	1,338,218
Flexion Therapeutics, Inc. *	100,821	2,308,801
Genomic Health, Inc. *	57,425	3,512,687
Global Blood Therapeutics, Inc. *	135,662	6,640,655
Halozyme Therapeutics, Inc. *	372,726	6,861,886
Heron Therapeutics, Inc. *	190,339	7,337,568
Homology Medicines, Inc. *(a)	24,490	407,759
Horizon Pharma plc *	456,130	9,642,588
ImmunoGen, Inc. *	405,398	4,131,006
Immunomedics, Inc. *	449,972	12,041,251

59
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
InflaRx N.V. *	14,154	475,574
Innoviva, Inc. *	189,683	2,754,197
Inovio Pharmaceuticals, Inc. *	249,536	1,312,559
Insmed, Inc. *	213,610	4,257,247
Insys Therapeutics, Inc. *(a)	67,766	633,612
Intellia Therapeutics, Inc. *	57,990	1,793,631
Intercept Pharmaceuticals, Inc. *	57,703	6,451,195
Intersect ENT, Inc. *	76,228	2,233,480
Intra-Cellular Therapies, Inc. *	128,859	2,827,166
Intrexon Corp. *(a)	184,985	2,845,069
Invitae Corp. *	171,054	2,533,310
Iovance Biotherapeutics, Inc. *	236,672	4,189,094
Ironwood Pharmaceuticals, Inc. *	381,663	7,343,196
Jounce Therapeutics, Inc. *	17,342	136,135
Karyopharm Therapeutics, Inc. *	136,961	2,883,029
Keryx Biopharmaceuticals, Inc. *(a)	306,412	1,044,865
La Jolla Pharmaceutical Co. *(a)	59,096	1,361,572
Lannett Co., Inc. *(a)	85,092	455,242
Lexicon Pharmaceuticals, Inc. *	132,435	1,532,273
Ligand Pharmaceuticals, Inc., Class B *	59,375	15,419,094
Loxo Oncology, Inc. *	61,346	10,366,247
Luminex Corp.	115,840	3,267,846
MacroGenics, Inc. *	100,983	2,208,498
Mallinckrodt plc *	231,168	7,966,049
MannKind Corp. *(a)	355,439	390,983
Medpace Holdings, Inc. *	72,154	4,314,088
Melinta Therapeutics, Inc. *	114,610	535,802
Menlo Therapeutics, Inc. *	19,472	149,545
Merrimack Pharmaceuticals, Inc. *	30,989	183,455
MiMedx Group, Inc. *(a)	285,205	1,511,587
Momenta Pharmaceuticals, Inc. *	218,516	5,790,674
MyoKardia, Inc. *	92,900	5,727,285
Myriad Genetics, Inc. *	193,287	9,623,760
NantKwest, Inc. *(a)	67,385	228,435
Natera, Inc. *	98,025	2,709,411
Nektar Therapeutics *	449,141	29,863,385
NeoGenomics, Inc. *	203,427	2,817,464
Neurocrine Biosciences, Inc. *	250,387	30,785,082
NewLink Genetics Corp. *	79,965	247,892
Novavax, Inc. *	1,063,297	1,658,743
Odonate Therapeutics, Inc. *	18,372	352,559
Omeros Corp. *(a)	125,612	3,250,839
OncoMed Pharmaceuticals, Inc. *	65,149	149,843
OPKO Health, Inc. *(a)	1,003,247	5,939,222
Optinose, Inc. *(a)	36,854	548,019
Organovo Holdings, Inc. *(a)	333,902	430,734
Otonomy, Inc. *	74,304	222,912
Ovid therapeutics, Inc. *	12,905	86,076
Pacific Biosciences of California, Inc. *	322,690	1,610,223
Pacira Pharmaceuticals, Inc. *	112,338	5,296,737
Paratek Pharmaceuticals, Inc. *(a)	78,606	805,712
PDL BioPharma, Inc. *	399,511	966,817
Phibro Animal Health Corp., Class A	55,299	2,610,113
Portola Pharmaceuticals, Inc. *	182,086	5,435,267
PRA Health Sciences, Inc. *	160,345	16,932,432
Prestige Consumer Healthcare, Inc. *	146,252	5,630,702
Progenics Pharmaceuticals, Inc. *	230,547	1,805,183
Prothena Corp. plc *	106,787	1,625,298
PTC Therapeutics, Inc. *	105,468	4,402,234
Puma Biotechnology, Inc. *	84,425	3,710,479
Quanterix Corp. *	14,454	241,815
Radius Health, Inc. *	114,383	2,352,858
Reata Pharmaceuticals, Inc., Class A *	42,098	3,635,583
REGENXBIO, Inc. *	80,958	5,703,491
Repligen Corp. *	105,980	5,816,182
resTORbio, Inc. *(a)	18,372	217,341
Retrophin, Inc. *	113,782	3,605,752
Revance Therapeutics, Inc. *	76,101	2,085,167
Security	Number of Shares	Value ($)
Rhythm Pharmaceuticals, Inc. *	56,417	1,777,136
Sage Therapeutics, Inc. *	129,141	21,212,701
Sangamo Therapeutics, Inc. *	282,184	5,149,858
Sarepta Therapeutics, Inc. *	171,037	23,609,947
Seres Therapeutics, Inc. *	62,391	547,793
SIGA Technologies, Inc. *	114,750	944,393
Solid Biosciences, Inc. *	20,811	888,005
Spark Therapeutics, Inc. *	87,338	5,380,894
Spectrum Pharmaceuticals, Inc. *	260,718	5,613,259
Supernus Pharmaceuticals, Inc. *	142,735	6,323,160
Surface Oncology, Inc. *	19,132	185,580
Synergy Pharmaceuticals, Inc. *(a)	663,985	1,294,771
Syros Pharmaceuticals, Inc. *	64,041	787,064
Tetraphase Pharmaceuticals, Inc. *	159,168	563,455
TG Therapeutics, Inc. *	179,690	2,282,063
The Medicines Co. *	180,174	7,136,692
TherapeuticsMD, Inc. *(a)	539,584	3,496,504
Theravance Biopharma, Inc. *	117,970	3,417,591
Ultragenyx Pharmaceutical, Inc. *	128,541	10,891,279
UNITY Biotechnology, Inc. *(a)	11,545	220,048
Vanda Pharmaceuticals, Inc. *	146,213	2,825,566
Versartis, Inc. *	74,160	133,488
Voyager Therapeutics, Inc. *	54,864	1,192,743
WaVe Life Sciences Ltd. *	42,147	2,246,435
XBiotech, Inc. *(a)	53,075	214,423
Xencor, Inc. *	130,034	5,434,121
ZIOPHARM Oncology, Inc. *(a)	386,850	1,129,602
		755,567,165

Real Estate 8.0%
Acadia Realty Trust	229,819	6,554,438
Agree Realty Corp.	86,603	4,942,433
Alexander & Baldwin, Inc.	187,665	4,404,498
Alexander's, Inc.	10,475	3,780,742
Altisource Portfolio Solutions S.A. *(a)	33,487	1,210,555
American Assets Trust, Inc.	114,007	4,503,277
Americold Realty Trust	134,181	3,341,107
Apple Hospitality REIT, Inc.	599,126	10,574,574
Armada Hoffler Properties, Inc.	136,159	2,122,719
Ashford Hospitality Trust, Inc.	254,747	1,653,308
Braemar Hotels & Resorts, Inc.	96,978	1,120,096
Brandywine Realty Trust	495,130	8,298,379
CareTrust REIT, Inc.	225,520	4,160,844
CBL & Associates Properties, Inc.	482,227	2,150,732
Cedar Realty Trust, Inc.	218,353	976,038
Chatham Lodging Trust	130,717	2,803,880
Chesapeake Lodging Trust	165,666	5,452,068
CIM Commercial Trust Corp.	40,409	630,380
Columbia Property Trust, Inc.	333,610	8,033,329
CoreCivic, Inc.	330,414	8,554,418
CorePoint Lodging, Inc.	110,134	2,296,294
CoreSite Realty Corp.	100,951	11,757,763
Corporate Office Properties Trust	283,998	8,741,458
Cousins Properties, Inc.	1,179,615	11,029,400
CubeSmart	509,213	15,556,457
CyrusOne, Inc.	275,464	18,445,069
DDR Corp.	428,948	6,000,983
DiamondRock Hospitality Co.	556,347	6,653,910
Easterly Government Properties, Inc.	166,724	3,376,161
EastGroup Properties, Inc.	96,860	9,421,572
Education Realty Trust, Inc.	222,511	9,207,505
Empire State Realty Trust, Inc., Class A	367,753	6,468,775
EPR Properties	179,849	12,621,803
Equity Commonwealth *	337,428	10,817,942
First Industrial Realty Trust, Inc.	349,348	11,339,836
Forestar Group, Inc. *(a)	29,349	754,269
Four Corners Property Trust, Inc.	180,661	4,867,007

60
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Franklin Street Properties Corp.	291,550	2,498,584
Front Yard Residential Corp.	151,437	1,850,560
FRP Holdings, Inc. *	18,244	1,191,333
Getty Realty Corp.	91,953	2,676,752
Gladstone Commercial Corp.	75,522	1,503,643
Global Net Lease, Inc.	198,508	4,305,639
Government Properties Income Trust	273,154	4,619,034
Gramercy Property Trust	447,238	12,231,959
Healthcare Realty Trust, Inc.	346,361	10,723,337
Hersha Hospitality Trust	102,246	2,413,006
HFF, Inc., Class A	104,567	4,748,387
Hospitality Properties Trust	458,823	13,301,279
Hudson Pacific Properties, Inc.	437,508	14,805,271
Independence Realty Trust, Inc.	236,207	2,440,018
Industrial Logistics Properties Trust	54,516	1,312,200
InfraREIT, Inc.	110,558	2,309,557
Investors Real Estate Trust	349,124	1,902,726
iStar, Inc.	189,108	2,116,119
Kennedy-Wilson Holdings, Inc.	355,939	7,634,892
Kite Realty Group Trust	231,646	4,049,172
LaSalle Hotel Properties	305,288	10,718,662
Lexington Realty Trust	609,571	5,693,393
Life Storage, Inc.	129,454	12,634,710
LTC Properties, Inc.	109,465	5,084,649
Mack-Cali Realty Corp.	252,253	5,509,206
Marcus & Millichap, Inc. *	44,553	1,622,175
MedEquities Realty Trust, Inc.	85,040	910,778
Medical Properties Trust, Inc.	1,010,926	15,214,436
Monmouth Real Estate Investment Corp., Class A	216,322	3,761,840
National Health Investors, Inc.	114,603	9,082,288
National Storage Affiliates Trust	156,897	4,449,599
New Senior Investment Group, Inc.	232,623	1,474,830
Newmark Group, Inc., Class A	335,675	4,313,424
NorthStar Realty Europe Corp.	145,692	1,998,894
One Liberty Properties, Inc.	43,965	1,265,752
Outfront Media, Inc.	384,403	7,638,088
Paramount Group, Inc.	567,144	9,006,247
Pebblebrook Hotel Trust	191,479	7,393,004
Pennsylvania Real Estate Investment Trust	198,172	2,021,354
Physicians Realty Trust	505,191	8,835,791
Piedmont Office Realty Trust, Inc., Class A	357,412	7,091,054
PotlatchDeltic Corp.	167,655	8,097,736
Preferred Apartment Communities, Inc., Class A	109,166	1,945,338
PS Business Parks, Inc.	54,963	7,168,824
QTS Realty Trust, Inc., Class A	143,979	6,584,160
Ramco-Gershenson Properties Trust	222,923	3,112,005
Rayonier, Inc.	359,347	12,516,056
RE/MAX Holdings, Inc., Class A	50,636	2,493,823
Redfin Corp. *(a)	187,181	3,708,056
Retail Opportunity Investments Corp.	309,792	6,115,294
Retail Properties of America, Inc., Class A	610,826	7,775,815
Retail Value, Inc. *	44,650	1,594,898
Rexford Industrial Realty, Inc.	253,699	8,245,217
RLJ Lodging Trust	490,262	10,741,640
Ryman Hospitality Properties, Inc.	143,122	12,699,215
Sabra Health Care REIT, Inc.	499,150	11,769,957
Saul Centers, Inc.	34,841	2,090,460
Select Income REIT	180,839	3,716,241
Seritage Growth Properties, Class A (a)	75,311	3,877,010
Spirit MTA REIT *	114,750	1,230,120
STAG Industrial, Inc.	290,761	8,394,270
STORE Capital Corp.	479,789	13,822,721
Security	Number of Shares	Value ($)
Summit Hotel Properties, Inc.	291,333	4,000,002
Sunstone Hotel Investors, Inc.	628,963	10,553,999
Tanger Factory Outlet Centers, Inc.	262,102	6,306,174
Taubman Centers, Inc.	170,242	10,999,336
Tejon Ranch Co. *	51,024	1,134,264
Terreno Realty Corp.	153,788	5,906,997
The GEO Group, Inc.	340,865	8,647,745
The Howard Hughes Corp. *	107,325	13,991,960
The RMR Group, Inc., Class A	19,558	1,847,253
The St. Joe Co. *	170,614	2,934,561
Tier REIT, Inc.	141,283	3,368,187
UMH Properties, Inc.	92,323	1,473,475
Uniti Group, Inc.	461,089	9,599,873
Universal Health Realty Income Trust	35,209	2,684,686
Urban Edge Properties	293,655	6,712,953
Urstadt Biddle Properties, Inc.	16,208	295,958
Urstadt Biddle Properties, Inc., Class A	79,997	1,819,932
Washington Prime Group, Inc.	522,456	4,043,809
Washington Real Estate Investment Trust	216,673	6,838,200
Whitestone REIT	110,572	1,508,202
Xenia Hotels & Resorts, Inc.	296,534	7,193,915
		708,537,998

Retailing 3.3%
1-800-Flowers.com, Inc., Class A *	100,334	1,209,025
Aaron's, Inc.	170,978	8,501,026
Abercrombie & Fitch Co., Class A	189,231	4,100,636
America's Car-Mart, Inc. *	19,026	1,587,720
American Eagle Outfitters, Inc.	464,446	12,057,018
Asbury Automotive Group, Inc. *	50,300	3,747,350
Ascena Retail Group, Inc. *	483,224	2,213,166
At Home Group, Inc. *	71,406	2,457,081
Barnes & Noble Education, Inc. *	112,792	674,496
Barnes & Noble, Inc.	152,421	800,210
Big Lots, Inc.	117,364	5,052,520
Boot Barn Holdings, Inc. *	75,642	2,263,965
Caleres, Inc.	120,709	4,886,300
Camping World Holdings, Inc., Class A (a)	83,337	1,725,909
Chico's FAS, Inc.	360,666	3,289,274
Conn's, Inc. *	78,469	3,217,229
Core-Mark Holding Co., Inc.	127,464	4,559,387
Dick's Sporting Goods, Inc.	218,857	8,194,006
Dillard's, Inc., Class A (a)	54,518	4,284,024
DSW, Inc., Class A	203,250	6,760,095
Duluth Holdings, Inc., Class B *(a)	29,564	855,582
Express, Inc. *	216,492	2,429,040
Five Below, Inc. *	153,992	17,935,448
Floor & Decor Holdings, Inc., Class A *	122,247	4,493,800
Francesca's Holdings Corp. *	86,394	542,554
Fred's, Inc., Class A *(a)	96,610	165,203
FTD Cos., Inc. *	45,700	163,606
GameStop Corp., Class A (a)	287,196	3,811,091
Genesco, Inc. *	55,893	2,842,159
GNC Holdings, Inc., Class A *(a)	184,754	572,737
Group 1 Automotive, Inc.	55,292	4,262,460
Groupon, Inc. *	1,123,012	4,795,261
Guess?, Inc.	161,181	3,948,935
Haverty Furniture Cos., Inc.	50,782	1,122,282
Hibbett Sports, Inc. *	52,533	1,079,553
J. Jill, Inc. *	27,945	168,788
J.C. Penney Co., Inc. *(a)	898,244	1,589,892
Lands' End, Inc. *	50,760	1,304,532
Liberty Expedia Holdings, Inc., Class A *	150,270	6,934,961
Liberty TripAdvisor Holdings, Inc., Class A *	204,359	3,239,090
Lithia Motors, Inc., Class A	67,078	5,795,539

61
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Lumber Liquidators Holdings, Inc. *	79,535	1,386,295
MarineMax, Inc. *	60,851	1,369,148
Monro, Inc.	91,610	6,499,730
Murphy USA, Inc. *	86,763	7,199,594
National Vision Holdings, Inc. *	134,006	5,929,766
Nutrisystem, Inc.	82,343	3,046,691
Office Depot, Inc.	1,428,000	4,783,800
Ollie's Bargain Outlet Holdings, Inc. *	138,445	12,058,560
Overstock.com, Inc. *(a)	55,809	1,629,623
Party City Holdco, Inc. *	69,429	1,065,735
Penske Automotive Group, Inc.	97,710	5,142,477
PetMed Express, Inc.	58,334	2,140,274
Pier 1 Imports, Inc.	200,386	368,710
Pool Corp.	112,765	18,522,779
Rent-A-Center, Inc. *	147,515	2,174,371
RH *	52,980	8,423,820
Sally Beauty Holdings, Inc. *	344,412	5,303,945
Sears Holdings Corp. *	65,659	87,983
Shoe Carnival, Inc.	29,105	1,294,008
Shutterfly, Inc. *	91,873	7,136,695
Sleep Number Corp. *	97,213	3,276,078
Sonic Automotive, Inc., Class A	64,073	1,377,570
Sportsman's Warehouse Holdings, Inc. *	100,134	571,765
Tailored Brands, Inc.	140,226	3,300,920
The Buckle, Inc. (a)	77,839	2,004,354
The Cato Corp., Class A	62,749	1,345,966
The Children's Place, Inc.	46,314	6,518,696
The Container Store Group, Inc. *	48,524	548,321
Tile Shop Holdings, Inc.	102,093	781,011
Urban Outfitters, Inc. *	223,766	10,400,644
Vitamin Shoppe, Inc. *	67,523	864,294
Wayfair, Inc., Class A *	120,480	16,285,282
Weyco Group, Inc.	19,598	695,141
Winmark Corp.	6,184	922,653
Zumiez, Inc. *	51,001	1,588,681
		295,678,330

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	109,935	6,549,927
Amkor Technology, Inc. *	347,105	3,030,227
Aquantia Corp. *	17,667	223,311
Axcelis Technologies, Inc. *	91,782	1,853,996
Brooks Automation, Inc.	196,291	7,735,828
Cabot Microelectronics Corp.	71,115	8,016,794
CEVA, Inc. *	60,845	1,861,857
Cirrus Logic, Inc. *	169,658	7,456,469
Cohu, Inc.	80,141	2,114,120
Cree, Inc. *	279,758	13,459,157
Cypress Semiconductor Corp.	1,000,389	17,216,695
Diodes, Inc. *	107,042	4,059,033
Entegris, Inc.	395,247	13,398,873
FormFactor, Inc. *	207,123	3,200,050
Ichor Holdings Ltd. *(a)	67,735	1,756,369
Impinj, Inc. *(a)	54,169	1,163,550
Inphi Corp. *	120,952	4,483,691
Integrated Device Technology, Inc. *	360,076	15,299,629
Kulicke & Soffa Industries, Inc.	192,452	4,963,337
Lattice Semiconductor Corp. *	347,345	2,844,755
MACOM Technology Solutions Holdings, Inc. *	115,215	2,655,706
MaxLinear, Inc., Class A *	172,707	3,329,791
MKS Instruments, Inc.	151,541	14,078,159
Monolithic Power Systems, Inc.	108,123	16,204,394
Nanometrics, Inc. *	66,002	2,891,548
NeoPhotonics Corp. *(a)	91,131	801,041
PDF Solutions, Inc. *	76,900	670,568
Photronics, Inc. *	187,367	2,004,827
Security	Number of Shares	Value ($)
Power Integrations, Inc.	82,971	6,085,923
Rambus, Inc. *	297,747	3,638,468
Rudolph Technologies, Inc. *	86,522	2,405,312
Semtech Corp. *	183,925	10,989,519
Silicon Laboratories, Inc. *	120,632	11,821,936
SolarEdge Technologies, Inc. *	104,470	5,009,336
SunPower Corp. *(a)	171,226	1,150,639
Synaptics, Inc. *	96,381	4,651,347
Ultra Clean Holdings, Inc. *	106,737	1,628,807
Universal Display Corp.	116,880	14,306,112
Veeco Instruments, Inc. *	136,646	1,639,752
Versum Materials, Inc.	302,598	12,040,374
Xcerra Corp. *	154,781	2,241,229
Xperi Corp.	140,170	2,200,669
		243,133,125

Software & Services 10.8%
2U, Inc. *	158,350	14,150,156
8x8, Inc. *	258,342	5,864,363
A10 Networks, Inc. *	136,119	948,749
ACI Worldwide, Inc. *	323,098	9,179,214
Acxiom Corp. *	212,601	9,713,740
Alarm.com Holdings, Inc. *	69,164	3,893,242
Altair Engineering, Inc., Class A *	72,036	3,008,944
ANGI Homeservices, Inc., Class A *(a)	148,742	3,221,752
Aspen Technology, Inc. *	198,644	22,915,572
Avaya Holdings Corp. *	290,234	6,779,866
Benefitfocus, Inc. *	67,528	2,977,985
Black Knight, Inc. *	392,226	20,944,868
Blackbaud, Inc.	134,706	14,086,206
Blackline, Inc. *	105,773	5,580,583
Booz Allen Hamilton Holding Corp.	403,186	20,626,996
Bottomline Technologies (DE), Inc. *	97,944	6,461,366
Box, Inc., Class A *	359,706	8,834,379
CACI International, Inc., Class A *	68,786	13,413,270
Carbon Black, Inc. *	23,090	584,870
Carbonite, Inc. *	87,150	3,621,082
Cardtronics plc, Class A *	127,869	4,486,923
Cargurus, Inc. *	29,148	1,437,579
Cars.com, Inc. *	199,987	5,381,650
Cass Information Systems, Inc.	27,326	1,954,629
Ceridian HCM Holding, Inc. *	60,882	2,343,957
ChannelAdvisor Corp. *	71,038	927,046
Cision Ltd. *	151,094	2,736,312
Cloudera, Inc. *	236,651	3,552,132
CommVault Systems, Inc. *	118,447	8,249,834
Conduent, Inc. *	547,832	12,698,746
ConvergeOne Holdings, Inc.	65,212	596,038
Convergys Corp.	256,568	6,344,927
CoreLogic, Inc. *	228,828	11,633,616
Cornerstone OnDemand, Inc. *	147,074	8,318,505
Coupa Software, Inc. *	77,205	5,536,371
CSG Systems International, Inc.	95,800	3,578,130
Dropbox, Inc. *(a)	126,595	3,399,076
Ebix, Inc.	61,028	4,860,880
Ellie Mae, Inc. *	95,270	10,038,600
Endurance International Group Holdings, Inc. *	216,044	2,084,825
Envestnet, Inc. *	124,498	7,868,274
EPAM Systems, Inc. *	140,976	20,149,700
Etsy, Inc. *	301,460	14,678,087
Euronet Worldwide, Inc. *	142,298	13,916,744
Everbridge, Inc. *	48,586	2,925,363
Everi Holdings, Inc. *	192,283	1,667,094
EVERTEC, Inc.	164,062	3,945,691
ExlService Holdings, Inc. *	94,764	6,072,477
Fair Isaac Corp. *	83,297	19,239,941

62
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
FireEye, Inc. *	510,959	8,481,919
Five9, Inc. *	150,860	7,248,823
ForeScout Technologies, Inc. *	60,165	2,170,152
Genpact Ltd.	418,683	12,828,447
GoDaddy, Inc., Class A *	460,443	37,507,687
Gogo, Inc. *(a)	171,096	768,221
GrubHub, Inc. *	250,744	36,134,718
GTT Communications, Inc. *(a)	95,427	4,108,132
Guidewire Software, Inc. *	221,254	22,251,515
Hortonworks, Inc. *	172,858	3,858,191
HubSpot, Inc. *	99,524	14,301,599
Imperva, Inc. *	89,754	4,231,901
Instructure, Inc. *	81,537	3,338,940
Internap Corp. *	37,860	508,081
j2 Global, Inc.	137,430	11,347,595
Liquidity Services, Inc. *	80,054	576,389
LivePerson, Inc. *	154,376	4,152,714
Manhattan Associates, Inc. *	184,858	10,719,915
ManTech International Corp., Class A	73,686	4,886,856
Match Group, Inc. *(a)	175,909	8,804,245
MAXIMUS, Inc.	182,815	12,157,197
MicroStrategy, Inc., Class A *	26,519	3,951,331
MINDBODY, Inc., Class A *	83,045	3,080,969
MoneyGram International, Inc. *	84,820	552,178
Monotype Imaging Holdings, Inc.	118,199	2,434,899
New Relic, Inc. *	119,227	12,251,767
NIC, Inc.	187,265	3,146,052
Nutanix, Inc., Class A *	200,077	11,268,337
OneSpan, Inc. *	83,497	1,565,569
Pandora Media, Inc. *	701,701	6,483,717
Paycom Software, Inc. *	134,281	20,829,669
Paylocity Holding Corp. *	76,177	6,051,501
Pegasystems, Inc.	102,742	6,544,665
Perficient, Inc. *	98,759	2,837,346
Perspecta, Inc.	396,417	9,220,659
Pivotal Software, Inc., Class A *	110,412	3,063,933
Pluralsight, Inc., Class A *	59,530	2,034,140
Presidio, Inc. *	86,287	1,304,659
Progress Software Corp.	128,346	5,253,202
Proofpoint, Inc. *	141,333	16,769,160
PROS Holdings, Inc. *	94,442	3,483,021
Q2 Holdings, Inc. *	94,798	5,905,915
QAD, Inc., Class A	28,848	1,749,631
Qualys, Inc. *	90,410	8,231,830
Quotient Technology, Inc. *	218,172	3,261,671
Rapid7, Inc. *	110,507	4,215,842
RealNetworks, Inc. *	68,625	219,600
RealPage, Inc. *	199,629	12,456,850
RingCentral, Inc., Class A *	186,839	17,404,053
SailPoint Technologies Holding, Inc. *	179,369	5,547,883
Science Applications International Corp.	118,372	10,679,522
SendGrid, Inc. *	32,098	1,164,194
ServiceSource International, Inc. *	204,447	652,186
Shutterstock, Inc.	50,756	2,793,610
SPS Commerce, Inc. *	47,995	4,716,469
Stamps.com, Inc. *	46,571	11,570,565
Switch, Inc., Class A	99,275	1,147,619
Sykes Enterprises, Inc. *	111,185	3,362,234
Syntel, Inc. *	108,223	4,409,005
Tableau Software, Inc., Class A *	188,742	21,112,680
The Rubicon Project, Inc. *	126,102	501,886
The Trade Desk, Inc., Class A *	63,917	9,068,544
TiVo Corp.	344,886	4,707,694
Travelport Worldwide Ltd.	355,001	6,592,369
TrueCar, Inc. *	218,574	2,810,862
TTEC Holdings, Inc.	39,080	1,023,896
Twilio, Inc., Class A *	213,730	17,239,462
Unisys Corp. *	145,213	2,700,962
Security	Number of Shares	Value ($)
Varonis Systems, Inc. *	57,781	4,270,016
Verint Systems, Inc. *	177,557	8,620,392
VirnetX Holding Corp. *(a)	167,291	560,425
Virtusa Corp. *	76,838	4,476,582
Web.com Group, Inc. *	134,565	3,761,092
WEX, Inc. *	111,439	21,197,927
Workiva, Inc. *	69,723	2,569,293
XO Group, Inc. *	68,196	2,049,972
Yelp, Inc. *	214,266	10,096,214
Yext, Inc. *	184,933	4,597,434
Zendesk, Inc. *	291,755	20,099,002
Zscaler, Inc. *(a)	38,164	1,633,038
Zynga, Inc., Class A *	2,135,624	8,884,196
		958,002,978

Technology Hardware & Equipment 4.1%
3D Systems Corp. *(a)	317,323	6,457,523
Acacia Communications, Inc. *	56,270	2,294,128
ADTRAN, Inc.	132,593	2,280,600
Aerohive Networks, Inc. *	91,440	385,877
Anixter International, Inc. *	81,664	5,887,974
Applied Optoelectronics, Inc. *(a)	53,282	2,203,744
ARRIS International plc *	488,623	12,660,222
Avid Technology, Inc. *	101,568	601,283
AVX Corp.	125,052	2,644,850
Badger Meter, Inc.	79,697	4,379,350
Belden, Inc.	113,884	8,281,644
Benchmark Electronics, Inc.	131,322	3,394,674
CalAmp Corp. *	102,085	2,398,997
Calix, Inc. *	126,839	989,344
Casa Systems, Inc. *	16,598	243,825
Ciena Corp. *	399,471	12,615,294
Coherent, Inc. *	69,111	13,172,557
Comtech Telecommunications Corp.	64,189	2,301,176
Control4 Corp. *	56,292	1,824,424
Cray, Inc. *	114,071	2,475,341
CTS Corp.	89,721	3,315,191
Daktronics, Inc.	115,129	933,696
Diebold Nixdorf, Inc. (a)	211,724	1,005,689
Dolby Laboratories, Inc., Class A	173,388	12,170,104
Eastman Kodak Co. *(a)	102,665	333,661
EchoStar Corp., Class A *	136,149	6,535,152
Electronics For Imaging, Inc. *	124,202	4,320,988
ePlus, Inc. *	37,567	3,893,820
Extreme Networks, Inc. *	317,175	1,988,687
Fabrinet *	101,625	4,864,789
FARO Technologies, Inc. *	48,269	3,291,946
Finisar Corp. *	317,952	6,486,221
Fitbit, Inc., Class A *	495,668	2,983,921
Harmonic, Inc. *	237,265	1,293,094
II-VI, Inc. *	151,657	7,544,936
Infinera Corp. *	421,318	3,770,796
Insight Enterprises, Inc. *	98,661	5,440,168
InterDigital, Inc.	95,816	7,914,402
Itron, Inc. *	96,694	6,420,482
KEMET Corp. *	136,990	3,539,822
Kimball Electronics, Inc. *	71,554	1,416,769
Knowles Corp. *	251,050	4,551,536
Littelfuse, Inc.	69,562	15,551,281
Lumentum Holdings, Inc. *	174,137	11,823,902
Maxwell Technologies, Inc. *	117,018	417,754
Mesa Laboratories, Inc.	9,236	1,854,127
Methode Electronics, Inc.	103,559	4,106,114
MTS Systems Corp.	48,507	2,624,229
NETGEAR, Inc. *	88,739	6,287,158
NetScout Systems, Inc. *	225,680	5,642,000
nLight, Inc. *	17,121	527,498

63
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Novanta, Inc. *	89,157	6,829,426
Oclaro, Inc. *	481,767	4,596,057
OSI Systems, Inc. *	48,301	3,762,165
Park Electrochemical Corp.	53,688	1,147,849
PC Connection, Inc.	34,393	1,365,402
Plantronics, Inc.	91,204	6,130,733
Plexus Corp. *	90,773	5,745,023
Pure Storage, Inc., Class A *	330,258	8,864,125
Quantenna Communications, Inc. *	61,713	1,127,496
Quantum Corp. *	116,205	234,734
Ribbon Communications, Inc. *	136,139	942,082
Rogers Corp. *	50,955	7,035,357
Sanmina Corp. *	188,815	5,815,502
ScanSource, Inc. *	69,916	2,842,085
SYNNEX Corp.	81,768	7,929,043
Tech Data Corp. *	97,528	7,095,162
TTM Technologies, Inc. *	257,145	4,808,611
Ubiquiti Networks, Inc. (a)	59,370	5,326,083
ViaSat, Inc. *	151,581	9,522,318
Viavi Solutions, Inc. *	636,537	7,129,214
Vishay Intertechnology, Inc.	368,139	8,761,708
Zebra Technologies Corp., Class A *	148,838	25,561,438
		362,914,373

Telecommunication Services 0.6%
ATN International, Inc.	30,207	2,212,059
Boingo Wireless, Inc. *	117,624	3,891,002
Cincinnati Bell, Inc. *	137,558	1,788,254
Cogent Communications Holdings, Inc.	115,952	6,342,574
Consolidated Communications Holdings, Inc.	173,937	2,054,196
Frontier Communications Corp. (a)	216,730	1,126,996
Globalstar, Inc. *(a)	1,092,309	556,968
IDT Corp., Class B *	47,755	252,624
Iridium Communications, Inc. *	233,864	4,735,746
ORBCOMM, Inc. *	210,175	2,267,788
pdvWireless, Inc. *	26,126	785,086
Shenandoah Telecommunications Co.	130,070	4,962,171
Spok Holdings, Inc.	58,329	895,350
Telephone & Data Systems, Inc.	259,897	7,807,306
United States Cellular Corp. *	39,835	1,703,345
Vonage Holdings Corp. *	602,031	8,536,800
Windstream Holdings, Inc. *	114,062	537,232
		50,455,497

Transportation 1.6%
Air Transport Services Group, Inc. *	127,081	2,586,098
Allegiant Travel Co.	35,107	4,783,329
ArcBest Corp.	70,189	3,376,091
Atlas Air Worldwide Holdings, Inc. *	71,635	4,362,572
Avis Budget Group, Inc. *	201,180	6,258,710
Daseke, Inc. *	152,366	1,369,770
Echo Global Logistics, Inc. *	72,013	2,390,832
Forward Air Corp.	81,663	5,247,664
Hawaiian Holdings, Inc.	143,155	5,940,932
Heartland Express, Inc.	140,039	2,863,798
Hertz Global Holdings, Inc. *	231,740	4,080,941
Hub Group, Inc., Class A *	95,141	5,028,202
Kirby Corp. *	149,889	13,085,310
Knight-Swift Transportation Holdings, Inc.	359,386	12,265,844
Landstar System, Inc.	117,046	13,553,927
Marten Transport Ltd.	105,845	2,333,882
Matson, Inc.	116,500	4,352,440
Roadrunner Transportation Systems, Inc. *	75,425	98,053
Security	Number of Shares	Value ($)
Ryder System, Inc.	147,800	11,356,952
Saia, Inc. *	72,022	5,707,744
Schneider National, Inc., Class B	83,128	2,248,612
SkyWest, Inc.	144,115	9,410,709
Spirit Airlines, Inc. *	190,223	9,039,397
Universal Logistics Holdings, Inc.	23,165	847,839
Werner Enterprises, Inc.	124,046	4,595,904
		137,185,552

Utilities 2.6%
ALLETE, Inc.	143,072	10,741,846
American States Water Co.	102,101	6,169,963
AquaVenture Holdings Ltd. *	29,288	532,456
Avista Corp.	181,967	9,336,727
Black Hills Corp.	150,225	8,840,741
California Water Service Group	133,018	5,473,691
Chesapeake Utilities Corp.	45,978	3,954,108
Connecticut Water Service, Inc.	33,647	2,305,156
El Paso Electric Co.	112,934	6,922,854
Hawaiian Electric Industries, Inc.	303,103	10,690,443
IDACORP, Inc.	140,064	13,705,262
MDU Resources Group, Inc.	543,183	15,149,374
MGE Energy, Inc.	96,164	6,293,934
Middlesex Water Co.	45,033	2,062,511
New Jersey Resources Corp.	245,871	11,211,718
Northwest Natural Gas Co.	79,423	5,154,553
NorthWestern Corp.	138,531	8,306,319
NRG Yield, Inc., Class A	99,940	1,967,819
NRG Yield, Inc., Class C	188,989	3,751,432
ONE Gas, Inc.	145,308	11,411,037
Ormat Technologies, Inc.	98,983	5,211,455
Otter Tail Corp.	109,798	5,259,324
Pattern Energy Group, Inc., Class A	247,481	5,043,663
PNM Resources, Inc.	223,505	8,705,520
Portland General Electric Co.	248,323	11,522,187
SJW Group	45,786	2,651,467
South Jersey Industries, Inc.	238,711	7,920,431
Southwest Gas Holdings, Inc.	134,195	10,375,957
Spire, Inc.	139,713	10,415,604
TerraForm Power, Inc., Class A	162,750	1,819,545
Unitil Corp.	41,370	2,091,253
Vectren Corp.	231,858	16,508,290
		231,506,640
Total Common Stock
(Cost $7,003,282,643)		8,841,731,175

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	82,213	164,426

Media 0.0%
Media General, Inc. CVR *(b)	177,806	15,131

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	193,941	775,764
Total Rights
(Cost $372,302)		955,321

64
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 1.6% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (c)	9,275,066	9,275,066

Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)	133,732,226	133,732,226
Total Other Investment Companies
(Cost $143,007,292)		143,007,292

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/21/18	100	8,703,000	87,042
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $130,335,126.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
65
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of August 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.2%
Harley-Davidson, Inc.	445,321	18,979,581

Banks 0.5%
Boston Private Financial Holdings, Inc.	224,822	3,248,678
Northwest Bancshares, Inc.	269,459	4,909,543
PacWest Bancorp	332,761	16,801,103
Umpqua Holdings Corp.	582,460	12,464,644
		37,423,968

Capital Goods 11.4%
3M Co.	1,572,605	331,693,847
Cummins, Inc.	411,199	58,308,018
Eaton Corp. plc	1,162,372	96,639,608
Emerson Electric Co.	1,676,376	128,628,331
Fastenal Co.	759,790	44,341,344
Lockheed Martin Corp.	656,083	210,215,554
MSC Industrial Direct Co., Inc., Class A	118,901	10,163,657
Snap-on, Inc.	149,736	26,470,330
Watsco, Inc.	84,994	14,873,100
		921,333,789

Commercial & Professional Services 0.3%
Robert Half International, Inc.	327,826	25,629,437
Steelcase, Inc., Class A	231,521	3,380,206
		29,009,643

Consumer Durables & Apparel 2.4%
Ethan Allen Interiors, Inc.	69,490	1,546,152
Garmin Ltd.	292,523	19,932,517
Hasbro, Inc.	297,973	29,591,699
Leggett & Platt, Inc.	349,089	15,862,604
Newell Brands, Inc.	1,279,320	27,786,830
Polaris Industries, Inc.	154,879	16,796,628
Tupperware Brands Corp.	135,803	4,416,314
VF Corp.	869,434	80,100,954
		196,033,698

Consumer Services 0.6%
Cracker Barrel Old Country Store, Inc.	63,080	9,404,597
Darden Restaurants, Inc.	326,408	37,876,384
		47,280,981

Diversified Financials 1.6%
Cohen & Steers, Inc.	54,566	2,268,309
Eaton Vance Corp.	317,097	16,720,525
Federated Investors, Inc., Class B	252,058	5,837,663
Janus Henderson Group plc	477,179	13,480,307
Lazard Ltd., Class A	343,042	16,514,042
Security	Number of Shares	Value ($)
T. Rowe Price Group, Inc.	645,553	74,813,137
Waddell & Reed Financial, Inc., Class A	219,322	4,390,826
		134,024,809

Energy 7.0%
Exxon Mobil Corp.	4,233,420	339,393,281
Helmerich & Payne, Inc.	287,227	18,833,474
ONEOK, Inc.	1,084,462	71,476,891
Valero Energy Corp.	1,143,988	134,853,306
		564,556,952

Food & Staples Retailing 4.5%
Walmart, Inc.	3,833,503	367,479,598

Food, Beverage & Tobacco 11.2%
Altria Group, Inc.	5,018,820	293,701,346
B&G Foods, Inc.	174,930	5,589,014
Campbell Soup Co.	508,158	20,046,833
Flowers Foods, Inc.	491,387	9,901,448
General Mills, Inc.	1,502,625	69,135,776
Hormel Foods Corp.	714,465	27,971,305
Kellogg Co.	657,324	47,189,290
Lancaster Colony Corp.	51,212	8,002,899
PepsiCo, Inc.	3,445,269	385,904,581
The Hershey Co.	372,155	37,409,021
		904,851,513

Health Care Equipment & Services 3.1%
Cardinal Health, Inc.	830,834	43,361,226
CVS Health Corp.	2,679,313	201,591,510
Meridian Bioscience, Inc.	111,040	1,743,328
National HealthCare Corp.	28,013	2,158,962
		248,855,026

Household & Personal Products 6.9%
Kimberly-Clark Corp.	926,193	107,012,339
Nu Skin Enterprises, Inc., Class A	147,123	11,710,991
The Clorox Co.	341,516	49,512,990
The Procter & Gamble Co.	4,672,418	387,577,073
		555,813,393

Insurance 2.7%
AmTrust Financial Services, Inc.	247,536	3,599,173
Assurant, Inc.	138,774	14,268,743
Employers Holdings, Inc.	87,782	4,024,805
Erie Indemnity Co., Class A	48,455	5,985,646
Fidelity National Financial, Inc.	719,410	28,848,341
Mercury General Corp.	96,061	5,177,688
Principal Financial Group, Inc.	711,419	39,263,215
Prudential Financial, Inc.	1,114,473	109,496,972

66
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of August 31, 2018 (continued)

Security	Number of Shares	Value ($)
Safety Insurance Group, Inc.	40,567	3,922,829
Stewart Information Services Corp.	62,264	2,788,182
		217,375,594

Materials 1.7%
Eastman Chemical Co.	377,601	36,638,625
International Paper Co.	1,090,823	55,784,688
Packaging Corp. of America	249,521	27,427,348
Schweitzer-Mauduit International, Inc.	80,781	3,286,979
Sonoco Products Co.	262,694	14,721,372
		137,859,012

Media 0.6%
Meredith Corp.	103,740	5,358,171
Omnicom Group, Inc.	608,119	42,154,809
		47,512,980

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Pfizer, Inc.	9,549,058	396,476,888

Retailing 7.8%
American Eagle Outfitters, Inc.	448,820	11,651,367
Foot Locker, Inc.	320,206	15,786,156
Genuine Parts Co.	387,611	38,702,958
Macy's, Inc.	805,143	29,427,977
Nordstrom, Inc.	308,490	19,388,596
Target Corp.	1,435,353	125,593,387
The Buckle, Inc.	74,590	1,920,693
The Gap, Inc.	576,525	17,497,534
The Home Depot, Inc.	1,794,392	360,260,082
Williams-Sonoma, Inc.	204,470	14,359,928
		634,588,678

Semiconductors & Semiconductor Equipment 12.4%
Intel Corp.	6,091,435	295,008,197
KLA-Tencor Corp.	413,615	48,066,199
Maxim Integrated Products, Inc.	742,260	44,884,462
QUALCOMM, Inc.	3,909,551	268,625,250
Texas Instruments, Inc.	2,598,125	292,029,250
Xilinx, Inc.	672,640	52,351,571
		1,000,964,929

Software & Services 7.3%
Automatic Data Processing, Inc.	1,170,539	171,776,598
International Business Machines Corp.	2,262,341	331,387,710
Paychex, Inc.	844,214	61,838,676
The Western Union Co.	1,215,586	22,998,887
		588,001,871

Technology Hardware & Equipment 0.0%
AVX Corp.	119,374	2,524,760

Telecommunication Services 4.8%
Verizon Communications, Inc.	7,176,089	390,163,959

Security	Number of Shares	Value ($)
Transportation 7.1%
C.H. Robinson Worldwide, Inc.	368,612	35,416,241
Union Pacific Corp.	2,078,864	313,118,495
United Parcel Service, Inc., Class B	1,817,626	223,349,883
		571,884,619

Utilities 0.7%
WEC Energy Group, Inc.	833,334	56,316,712
Total Common Stock
(Cost $7,257,955,804)		8,069,312,953

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (a)	4,643,464	4,643,464
Total Other Investment Company
(Cost $4,643,464)		4,643,464

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	150	21,765,750	372,009
(a)	The rate shown is the 7-day yield.

67
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of the Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF, Schwab 1000 Index ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the condensed portfolio holdings, of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF, Schwab 1000 Index ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (eleven of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF: statements of operations for the year ended August 31, 2018 and statements of changes in net assets for each of the two years in the period ended August 31, 2018.

Schwab 1000 Index ETF: statements of operations and changes in net assets for the period October 11, 2017 (commencement of operations) through August 31, 2018.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004 T: (415) 498 5000, F: (415) 498 7100, www.pwc.com/us

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

San Francisco, California

October 17, 2018

We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

2 of 2

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	October 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	October 17, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	October 17, 2018